UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3618

Metropolitan Series Fund

(Exact name of registrant as specified in charter)

One Financial Center

Boston, Massachusetts 02111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
Peter H. Duffy MetLife Advisers, LLC One Financial Center Boston, Massachusetts 02111	David C. Mahaffey, Esq. Sullivan & Worcester LLP 1666 K Street, N.W. Washington, D.C. 20006

Registrant’s telephone number, including area code: (617) 578-3408

Date of fiscal year end: December 31

Date of reporting period: January 1, 2015 to March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.	Schedule of Investments.

The following is a copy of the unaudited schedules as of the close of the reporting period as set forth in §§ 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12.14]:

Metropolitan Series Fund
Schedule of Investments

March 31, 2015

Metropolitan Series Fund

Schedule of Investments as of March 31, 2015 (Unaudited)

Baillie Gifford International Stock Portfolio	MSF-1
Barclays Aggregate Bond Index Portfolio	MSF-5
BlackRock Bond Income Portfolio	MSF-19
BlackRock Capital Appreciation Portfolio	MSF-48
BlackRock Large Cap Value Portfolio	MSF-52
BlackRock Money Market Portfolio	MSF-55
Frontier Mid Cap Growth Portfolio	MSF-58
Jennison Growth Portfolio	MSF-61
Loomis Sayles Small Cap Core Portfolio	MSF-64
Loomis Sayles Small Cap Growth Portfolio	MSF-69
Met/Artisan Mid Cap Value Portfolio	MSF-72
Met/Dimensional International Small Company Portfolio	MSF-75
MetLife Asset Allocation 20 Portfolio	MSF-111
MetLife Asset Allocation 40 Portfolio	MSF-113
MetLife Asset Allocation 60 Portfolio	MSF-115
MetLife Asset Allocation 80 Portfolio	MSF-117
MetLife Mid Cap Stock Index Portfolio	MSF-119
MetLife Stock Index Portfolio	MSF-126
MFS Total Return Portfolio	MSF-134
MFS Value Portfolio	MSF-147
MSCI EAFE Index Portfolio	MSF-151
Neuberger Berman Genesis Portfolio	MSF-163
Russell 2000 Index Portfolio	MSF-167
T. Rowe Price Large Cap Growth Portfolio	MSF-186
T. Rowe Price Small Cap Growth Portfolio	MSF-191
Van Eck Global Natural Resources Portfolio	MSF-196
Western Asset Management Strategic Bond Opportunities Portfolio	MSF-198
Western Asset Management U.S. Government Portfolio	MSF-218
WMC Balanced Portfolio	MSF-225
WMC Core Equity Opportunities Portfolio	MSF-252
Notes to Schedule of Investments	MSF-255

Not all Portfolios are available under every product.

Refer to your prospectus for information on the Portfolios that are available.

Metropolitan Series Fund

Baillie Gifford International Stock Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—98.2% of Net Assets

Security Description	Shares	Value

Argentina—1.5%
MercadoLibre, Inc. (a)	239,838	$29,384,952

Australia—2.4%
Brambles, Ltd.	2,338,926	20,479,946
Cochlear, Ltd. (a)	240,154	16,519,548
Treasury Wine Estates, Ltd.	2,544,228	9,888,761

		46,888,255

Brazil—1.5%
Embraer S.A. (ADR) (a)	519,532	15,975,609
Itau Unibanco Holding S.A. (ADR)	1,209,731	13,379,625

		29,355,234

Canada—3.0%
Constellation Software, Inc.	25,197	8,708,885
Fairfax Financial Holdings, Ltd.	68,899	38,623,260
Ritchie Bros. Auctioneers, Inc. (a)	443,057	11,049,842

		58,381,987

China—3.8%
Alibaba Group Holding, Ltd. (ADR) (a) (b)	180,950	15,062,278
Baidu, Inc. (ADR) (b)	157,200	32,760,480
Bitauto Holdings, Ltd. (ADR) (b)	235,896	12,002,388
Want Want China Holdings, Ltd. (a)	12,275,626	12,993,014

		72,818,160

Denmark—3.5%
DSV A/S	747,876	23,270,763
Novo Nordisk A/S - Class B	418,658	22,400,950
Novozymes A/S - B Shares	456,837	20,893,794

		66,565,507

Finland—2.8%
Kone Oyj - Class B (a)	557,213	24,700,736
Sampo Oyj - A Shares	583,314	29,475,186

		54,175,922

France—3.2%
Edenred	541,183	13,490,670
Essilor International S.A. (a)	217,988	25,030,176
Lafarge S.A.	353,083	22,897,096

		61,417,942

Germany—6.1%
Brenntag AG	300,329	18,004,910
Continental AG	130,056	30,805,110
Deutsche Boerse AG	392,179	32,071,317
MTU Aero Engines AG	132,264	12,987,547
SAP SE	340,654	24,736,811

		118,605,695

Hong Kong—3.2%
Hang Seng Bank, Ltd.	1,215,900	21,934,126
Hong Kong Exchanges and Clearing, Ltd.	1,603,600	39,184,570

		61,118,696

India—0.7%
IDFC, Ltd.	5,006,671	13,322,857

Ireland—5.4%
CRH plc	908,524	23,560,678
Experian plc	1,442,300	23,885,754
James Hardie Industries plc	1,783,233	20,619,259
Ryanair Holdings plc (ADR)	547,684	36,568,861

		104,634,552

Japan—11.1%
FANUC Corp.	106,000	23,163,828
Fast Retailing Co., Ltd. (a)	59,200	22,915,769
Japan Exchange Group, Inc. (a)	1,173,200	34,031,548
Rakuten, Inc.	1,971,400	34,779,211
Shimano, Inc.	166,100	24,726,828
SMC Corp.	103,600	30,921,217
Sumitomo Mitsui Trust Holdings, Inc. (a)	4,877,000	20,133,728
Toyota Tsusho Corp.	854,300	22,656,911

		213,329,040

Netherlands—1.4%
Heineken Holding NV	381,428	26,284,559

Norway—0.1%
Seadrill, Ltd. (a)	267,561	2,503,962

Panama—0.7%
Copa Holdings S.A. - Class A (a)	140,861	14,222,735

Peru—0.7%
Credicorp, Ltd.	101,691	14,300,805

Portugal—0.2%
Galp Energia SGPS S.A. (a)	388,533	4,196,654

Russia—1.6%
Magnit OJSC (GDR)	410,861	20,956,919
Yandex NV - Class A (b)	635,800	9,641,907

		30,598,826

Singapore—1.4%
United Overseas Bank, Ltd.	1,618,473	27,094,401

South Africa—3.6%
Massmart Holdings, Ltd. (a)	758,903	9,363,949
Naspers, Ltd. - N Shares	394,593	60,585,431

		69,949,380

MSF-1

Metropolitan Series Fund

Baillie Gifford International Stock Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

South Korea—5.2%
Hyundai Mobis Co., Ltd.	42,653	$9,468,197
NAVER Corp.	31,260	18,865,379
Samsung Electronics Co., Ltd.	40,478	52,471,734
SK Telecom Co., Ltd.	76,078	18,727,474

		99,532,784

Spain—1.7%
Inditex S.A.	1,010,168	32,388,141

Sweden—5.1%
Atlas Copco AB - B Shares	1,421,601	42,007,479
Svenska Handelsbanken AB - A Shares (a)	942,556	42,541,162
Volvo AB - B Shares	1,152,174	13,931,280

		98,479,921

Switzerland—3.4%
Cie Financiere Richemont S.A.	154,761	12,459,074
Nestle S.A.	708,429	53,485,986

		65,945,060

Taiwan—4.1%
Hon Hai Precision Industry Co., Ltd.	5,455,139	15,947,001
Taiwan Semiconductor Manufacturing Co., Ltd.	13,502,000	62,640,102

		78,587,103

Turkey—0.6%
BIM Birlesik Magazalar A/S (a)	681,093	12,078,312

United Kingdom—19.5%
Amlin plc	2,960,100	22,177,366
Antofagasta plc	978,543	10,552,807
ARM Holdings plc	2,323,097	38,035,073
ASOS plc (b)	193,858	10,373,220
BG Group plc	1,193,000	14,655,568
British American Tobacco plc	426,076	22,013,279
Burberry Group plc	482,582	12,393,609
Capita plc	1,534,300	25,363,824
Hargreaves Lansdown plc	1,087,200	18,568,894
Petrofac, Ltd. (a)	878,200	12,392,380
Prudential plc	1,452,306	35,959,399
Rio Tinto plc	867,100	35,422,799
Rolls-Royce Holdings plc (b)	1,047,723	14,791,352
St. James’s Place plc	1,388,334	19,210,325
Standard Chartered plc	1,137,854	18,423,828
Tullow Oil plc	2,422,659	10,116,304
Unilever NV	649,101	27,154,378
Wolseley plc	481,091	28,455,510

		376,059,915

United States—0.7%
Pricesmart, Inc. (a)	158,049	13,431,004

Total Common Stocks (Cost $1,581,407,202)		1,895,652,361

Short-Term Investments—9.6%

Mutual Fund—8.7%
State Street Navigator Securities Lending MET Portfolio (c)	168,715,277	168,715,277

Repurchase Agreement—0.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/15 at 0.000% to be repurchased at $16,726,319 on 04/01/15, collateralized by $15,065,000 Federal National Mortgage Association at 5.355% due 11/24/17 with a value of $17,061,113.	16,726,319	16,726,319

Total Short-Term Investments (Cost $185,441,596)		185,441,596

Total Investments—107.8% (Cost $1,766,848,798) (d)		2,081,093,957
Other assets and liabilities (net)—(7.8)%		(151,279,807)

Net Assets—100.0%		$1,929,814,150

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2015, the market value of securities loaned was $168,349,870 and the collateral received consisted of cash in the amount of $168,715,277 and non-cash collateral with a value of $8,077,755. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2015.
(d)	As of March 31, 2015, the aggregate cost of investments was $1,766,848,798. The aggregate unrealized appreciation and depreciation of investments were $450,397,083 and $(136,151,924), respectively, resulting in net unrealized appreciation of $314,245,159.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(GDR)—	A Global Depositary Receipt is a negotiable certificate issued by one country’s bank against a certain number of shares of a company’s stock held in its custody but traded on the stock exchange of another country.

MSF-2

Metropolitan Series Fund

Baillie Gifford International Stock Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Ten Largest Industries as of March 31, 2015 (Unaudited)	% of Net Assets
Banks	8.2
Insurance	7.5
Machinery	7.0
Diversified Financial Services	6.1
Internet Software & Services	6.1
Semiconductors & Semiconductor Equipment	5.2
Food Products	4.9
Trading Companies & Distributors	3.6
Construction Materials	3.5
Media	3.1

MSF-3

Metropolitan Series Fund

Baillie Gifford International Stock Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2015:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$29,384,952	$—	$—	$29,384,952
Australia	—	46,888,255	—	46,888,255
Brazil	29,355,234	—	—	29,355,234
Canada	58,381,987	—	—	58,381,987
China	59,825,146	12,993,014	—	72,818,160
Denmark	—	66,565,507	—	66,565,507
Finland	—	54,175,922	—	54,175,922
France	—	61,417,942	—	61,417,942
Germany	—	118,605,695	—	118,605,695
Hong Kong	—	61,118,696	—	61,118,696
India	—	13,322,857	—	13,322,857
Ireland	36,568,861	68,065,691	—	104,634,552
Japan	—	213,329,040	—	213,329,040
Netherlands	—	26,284,559	—	26,284,559
Norway	—	2,503,962	—	2,503,962
Panama	14,222,735	—	—	14,222,735
Peru	14,300,805	—	—	14,300,805
Portugal	—	4,196,654	—	4,196,654
Russia	9,641,907	20,956,919	—	30,598,826
Singapore	—	27,094,401	—	27,094,401
South Africa	—	69,949,380	—	69,949,380
South Korea	—	99,532,784	—	99,532,784
Spain	—	32,388,141	—	32,388,141
Sweden	—	98,479,921	—	98,479,921
Switzerland	—	65,945,060	—	65,945,060
Taiwan	—	78,587,103	—	78,587,103
Turkey	—	12,078,312	—	12,078,312
United Kingdom	—	376,059,915	—	376,059,915
United States	13,431,004	—	—	13,431,004
Total Common Stocks	265,112,631	1,630,539,730	—	1,895,652,361
Short-Term Investments
Mutual Fund	168,715,277	—	—	168,715,277
Repurchase Agreement	—	16,726,319	—	16,726,319
Total Short-Term Investments	168,715,277	16,726,319	—	185,441,596
Total Investments	$433,827,908	$1,647,266,049	$—	$2,081,093,957

Collateral for securities loaned (Liability)	$—	$(168,715,277)	$—	$(168,715,277)

MSF-4

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

U.S. Treasury & Government Agencies—68.2% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—28.3%
Fannie Mae 15 Yr. Pool
2.500%, 12/01/27	5,134,129	$5,284,283
2.500%, 02/01/28	3,836,726	3,948,451
2.500%, 07/01/28	6,756,017	6,945,487
2.500%, 10/01/28	4,400,075	4,523,472
3.000%, 01/01/27	2,155,000	2,260,654
3.000%, 02/01/27	3,565,253	3,740,336
3.000%, 03/01/27	1,776,694	1,863,944
3.000%, 01/01/29	7,736,128	8,117,538
3.000%, 10/01/29	3,709,156	3,890,919
3.500%, 02/01/26	3,529,070	3,753,163
3.500%, 03/01/26	1,397,770	1,486,527
3.500%, 05/01/29	3,911,516	4,153,525
4.000%, 04/01/19	99,044	104,651
4.000%, 05/01/19	277,818	293,547
4.000%, 01/01/20	373,013	394,166
4.000%, 06/01/24	711,394	755,158
4.000%, 11/01/24	3,495,172	3,710,189
4.500%, 07/01/18	378,754	397,310
4.500%, 05/01/19	146,598	153,829
4.500%, 08/01/24	814,797	867,438
4.500%, 06/01/25	1,523,454	1,622,068
5.000%, 06/01/18	93,152	98,023
5.000%, 01/01/19	293,080	309,961
5.000%, 02/01/20	293,577	311,986
5.000%, 01/01/22	333,547	360,057
5.000%, 02/01/24	1,002,019	1,088,508
5.500%, 11/01/17	47,207	49,623
5.500%, 02/01/18	37,812	39,747
5.500%, 04/01/18	298,264	313,526
6.000%, 09/01/17	98,299	101,510
6.500%, 04/01/17	265,288	274,198
7.500%, 08/01/15	23	23
Fannie Mae 20 Yr. Pool
3.000%, 02/01/33	2,424,018	2,512,863
3.500%, 04/01/32	2,477,569	2,632,814
4.000%, 02/01/31	1,251,311	1,353,099
4.500%, 08/01/30	819,991	894,569
5.000%, 02/01/24	283,191	314,575
5.000%, 09/01/25	256,766	285,198
5.500%, 07/01/23	185,253	208,459
5.500%, 01/01/24	124,127	139,692
5.500%, 07/01/24	331,552	373,086
5.500%, 07/01/25	281,239	316,488
7.000%, 10/01/21	15,552	17,125
Fannie Mae 30 Yr. Pool
3.000%, 08/01/42	1,815,810	1,861,580
3.000%, 09/01/42	2,737,248	2,806,243
3.000%, 11/01/42	3,277,203	3,359,809
3.000%, 12/01/42	6,019,405	6,171,133
3.000%, 01/01/43	1,600,080	1,640,412
3.000%, 02/01/43	5,269,528	5,399,420
3.000%, 03/01/43	6,918,356	7,079,964
3.000%, 07/01/43	7,412,247	7,585,392
3.000%, 09/01/43	3,898,967	3,990,044
3.500%, 12/01/40	2,733,492	2,874,278

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
3.500%, 03/01/42	1,681,789	1,767,742
3.500%, 04/01/42	3,805,411	4,002,293
3.500%, 05/01/42	4,545,393	4,777,699
3.500%, 06/01/42	3,374,466	3,546,929
3.500%, 08/01/42	2,305,234	2,423,050
3.500%, 09/01/42	5,873,238	6,173,408
3.500%, 10/01/42	3,050,166	3,206,055
3.500%, 01/01/43	2,713,054	2,851,713
3.500%, 02/01/43	4,329,687	4,550,969
3.500%, 04/01/43	4,533,173	4,763,740
3.500%, 06/01/43	2,504,353	2,631,729
3.500%, 08/01/44	4,241,794	4,456,986
3.500%, 02/01/45	4,687,480	4,928,225
3.500%, 03/01/45	3,829,526	4,026,206
4.000%, 08/01/39	1,855,892	1,983,835
4.000%, 09/01/39	1,476,561	1,578,354
4.000%, 12/01/39	1,927,190	2,060,048
4.000%, 06/01/40	1,754,468	1,880,566
4.000%, 09/01/40	1,255,932	1,346,199
4.000%, 12/01/40	8,018,836	8,595,172
4.000%, 01/01/41	4,911,376	5,264,372
4.000%, 02/01/41	5,099,139	5,516,321
4.000%, 12/01/41	2,080,049	2,229,550
4.000%, 02/01/42	2,272,536	2,436,066
4.000%, 09/01/43	3,325,504	3,553,567
4.000%, 02/01/44	4,426,450	4,790,656
4.000%, 05/01/44	4,053,167	4,332,766
4.000%, 08/01/44	4,552,195	4,891,658
4.000%, 11/01/44	8,733,950	9,363,782
4.000%, 03/01/45	4,658,595	5,006,014
4.500%, 08/01/33	326,070	357,227
4.500%, 10/01/33	393,626	431,238
4.500%, 04/01/34	176,623	193,304
4.500%, 01/01/39	273,995	298,667
4.500%, 07/01/39	2,425,978	2,644,770
4.500%, 09/01/39	4,028,070	4,391,349
4.500%, 10/01/39	1,687,747	1,839,960
4.500%, 05/01/40	2,074,211	2,265,936
4.500%, 11/01/40	2,009,938	2,195,723
4.500%, 12/01/40	2,977,652	3,252,886
4.500%, 04/01/41	7,810,154	8,533,586
4.500%, 05/01/41	1,870,605	2,043,874
5.000%, 07/01/33	288,258	321,872
5.000%, 08/01/33	690,834	771,393
5.000%, 09/01/33	348,715	389,379
5.000%, 10/01/33	3,055,039	3,411,289
5.000%, 03/01/34	395,665	441,804
5.000%, 04/01/34	928,076	1,035,326
5.000%, 05/01/34	141,687	157,942
5.000%, 09/01/34	396,480	441,969
5.000%, 02/01/35	444,892	495,935
5.000%, 04/01/35	289,963	322,644
5.000%, 05/01/35	88,217	98,160
5.000%, 11/01/35	292,233	325,170
5.000%, 03/01/36	995,054	1,107,205

MSF-5

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
5.000%, 07/01/37	888,258	$987,184
5.000%, 01/01/39	800,614	889,439
5.000%, 04/01/40	2,607,387	2,901,929
5.000%, 07/01/41	1,966,646	2,191,540
5.500%, 10/01/32	59,802	67,720
5.500%, 02/01/33	218,718	247,669
5.500%, 03/01/33	542,124	613,885
5.500%, 05/01/33	1,871,947	2,119,734
5.500%, 08/01/33	999,365	1,131,650
5.500%, 10/01/33	132,073	149,556
5.500%, 12/01/33	1,141,653	1,292,772
5.500%, 02/01/34	379,436	429,637
5.500%, 03/01/34	211,457	239,434
5.500%, 04/01/34	96,331	109,076
5.500%, 06/01/34	340,017	385,003
5.500%, 09/01/34	335,747	380,168
5.500%, 12/01/34	842,353	953,800
5.500%, 01/01/35	299,697	339,349
5.500%, 02/01/35	649,643	735,594
5.500%, 04/01/35	345,043	389,533
5.500%, 06/01/35	1,206,823	1,362,431
5.500%, 01/01/37	437,162	492,180
5.500%, 05/01/37	192,090	216,194
5.500%, 05/01/38	246,690	277,679
5.500%, 06/01/38	273,735	308,121
5.500%, 07/01/38	222,076	249,973
6.000%, 08/01/28	3,394	3,866
6.000%, 11/01/28	1,129	1,295
6.000%, 12/01/28	1,354	1,559
6.000%, 06/01/31	73,490	84,792
6.000%, 09/01/32	141,028	162,689
6.000%, 01/01/33	38,807	44,768
6.000%, 02/01/33	89,492	103,251
6.000%, 03/01/33	113,208	130,613
6.000%, 04/01/33	392,274	452,584
6.000%, 05/01/33	335,578	387,171
6.000%, 05/01/34	436,672	503,496
6.000%, 09/01/34	363,386	418,995
6.000%, 11/01/34	524,581	604,858
6.000%, 01/01/35	244,330	278,963
6.000%, 07/01/36	97,658	111,272
6.000%, 09/01/36	272,305	310,265
6.000%, 07/01/37	306,216	348,824
6.000%, 08/01/37	408,238	465,043
6.000%, 09/01/37	938,669	1,069,281
6.000%, 10/01/37	346,394	394,593
6.000%, 05/01/38	1,126,124	1,282,819
6.000%, 12/01/38	293,808	334,745
6.500%, 05/01/28	68,881	81,077
6.500%, 12/01/28	220,835	253,539
6.500%, 03/01/29	5,495	6,308
6.500%, 04/01/29	34,092	39,186
6.500%, 05/01/29	8,716	10,006
6.500%, 08/01/29	916	1,052
6.500%, 05/01/30	32,493	37,305

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
6.500%, 09/01/31	6,442	7,537
6.500%, 02/01/32	7,782	8,181
6.500%, 06/01/32	42,825	50,106
6.500%, 09/01/33	20,030	22,996
6.500%, 10/01/33	133,327	153,072
6.500%, 10/01/34	385,051	463,141
6.500%, 10/01/37	189,310	217,635
7.000%, 06/01/26	838	924
7.000%, 06/01/28	29,394	31,660
7.000%, 10/01/29	14,221	17,155
7.000%, 12/01/29	3,810	3,937
7.000%, 04/01/32	17,302	18,858
7.000%, 06/01/32	67,914	79,992
7.000%, 10/01/37	285,074	324,926
7.500%, 09/01/25	6,217	7,349
7.500%, 06/01/26	6,266	7,230
7.500%, 07/01/29	15,438	18,387
7.500%, 10/01/29	8,432	9,424
8.000%, 10/01/26	432	454
8.000%, 11/01/29	244	311
8.000%, 05/01/30	18,136	18,969
8.000%, 11/01/30	4,308	5,230
8.000%, 01/01/31	6,544	7,769
8.000%, 02/01/31	7,905	9,346
Fannie Mae ARM Pool
2.609%, 02/01/45 (a)	1,534,247	1,588,707
2.752%, 11/01/43 (a)	2,256,787	2,343,547
2.762%, 02/01/42 (a)	2,762,778	2,895,410
3.157%, 10/01/41 (a)	859,125	914,295
Fannie Mae-ACES
2.679%, 05/25/21 (a)	5,000,000	5,177,210
Freddie Mac 15 Yr. Gold Pool
2.500%, 12/01/27	2,350,838	2,415,730
2.500%, 02/01/28	3,737,205	3,840,528
2.500%, 04/01/28	3,091,883	3,173,502
2.500%, 12/01/29	4,806,713	4,933,241
3.000%, 03/01/27	2,020,363	2,117,041
3.000%, 05/01/27	2,582,211	2,705,775
3.000%, 11/01/28	3,178,384	3,330,178
3.500%, 12/01/25	2,396,113	2,550,152
3.500%, 05/01/26	914,882	974,349
4.000%, 06/01/19	191,264	202,068
4.000%, 05/01/25	1,396,383	1,483,488
4.000%, 08/01/25	758,607	805,928
4.000%, 10/01/25	565,519	600,795
4.500%, 09/01/18	230,450	241,454
4.500%, 10/01/18	501,339	525,276
4.500%, 04/01/19	378,055	396,255
4.500%, 06/01/19	211,949	222,153
4.500%, 08/01/19	69,052	72,376
5.000%, 05/01/18	546,549	574,440
5.000%, 12/01/18	117,531	123,529
5.000%, 06/01/19	293,527	310,051
5.500%, 11/01/17	47,237	49,527
5.500%, 01/01/24	667,403	737,901

MSF-6

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 15 Yr. Gold Pool
6.000%, 04/01/16	1,928	$1,955
6.000%, 05/01/17	37,620	38,563
7.000%, 12/01/15	380	381
7.500%, 03/01/16	2,785	2,813
Freddie Mac 20 Yr. Gold Pool
3.000%, 04/01/33	3,720,794	3,849,140
3.500%, 04/01/32	3,548,791	3,762,379
4.000%, 01/01/31	1,327,888	1,438,911
4.000%, 08/01/31	1,384,499	1,500,255
4.500%, 05/01/29	392,910	428,546
5.000%, 03/01/27	185,921	205,921
Freddie Mac 30 Yr. Gold Pool
2.500%, 07/01/43	3,155,619	3,116,948
3.000%, 10/01/42	3,166,274	3,233,566
3.000%, 01/01/43	2,979,780	3,043,108
3.000%, 03/01/43	6,870,876	7,020,636
3.000%, 04/01/43	5,583,741	5,702,511
3.000%, 06/01/43	2,024,712	2,067,778
3.000%, 07/01/43	4,879,473	4,983,262
3.500%, 01/01/42	1,982,762	2,082,050
3.500%, 03/01/42	1,756,280	1,844,257
3.500%, 08/01/42	6,030,172	6,325,508
3.500%, 02/01/43	2,411,503	2,532,063
3.500%, 05/01/43	4,282,461	4,491,422
3.500%, 06/01/43	2,655,445	2,785,016
3.500%, 06/01/44	3,479,539	3,648,278
3.500%, 10/01/44	3,707,936	3,887,752
3.500%, 12/01/44	4,727,418	4,956,673
4.000%, 06/01/39	1,518,664	1,621,995
4.000%, 12/01/39	1,995,098	2,130,846
4.000%, 11/01/40	1,961,098	2,099,051
4.000%, 04/01/41	1,810,214	1,937,694
4.000%, 09/01/41	1,951,762	2,089,210
4.000%, 10/01/41	4,095,285	4,383,685
4.000%, 11/01/41	2,137,480	2,288,006
4.000%, 10/01/43	4,422,223	4,721,060
4.000%, 07/01/44	5,938,619	6,341,995
4.000%, 10/01/44	4,508,796	4,815,052
4.500%, 10/01/35	750,910	817,358
4.500%, 06/01/38	1,131,964	1,232,132
4.500%, 02/01/39	649,118	706,607
4.500%, 03/01/39	755,062	821,933
4.500%, 04/01/39	965,100	1,050,573
4.500%, 09/01/39	1,157,146	1,259,627
4.500%, 10/01/39	3,246,099	3,533,586
4.500%, 11/01/39	1,088,879	1,185,315
4.500%, 01/01/40	795,601	867,800
4.500%, 05/01/40	1,297,829	1,415,604
4.500%, 11/01/40	1,476,513	1,610,504
4.500%, 02/01/41	896,400	977,821
4.500%, 05/01/41	1,144,283	1,248,220
4.500%, 06/01/41	839,421	915,667
4.500%, 12/01/43	2,063,398	2,246,981
5.000%, 10/01/33	772,234	859,289
5.000%, 03/01/34	171,772	191,017

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
5.000%, 08/01/35	976,864	1,085,007
5.000%, 09/01/35	426,174	473,354
5.000%, 10/01/35	374,504	415,963
5.000%, 01/01/36	937,644	1,041,445
5.000%, 04/01/38	511,560	566,535
5.000%, 11/01/39	2,249,216	2,491,878
5.000%, 05/01/40	2,865,528	3,181,391
5.500%, 06/01/34	838,125	946,938
5.500%, 10/01/35	270,859	304,949
5.500%, 12/01/35	1,003,684	1,130,005
5.500%, 01/01/36	717,878	808,227
5.500%, 12/01/37	646,309	725,105
5.500%, 04/01/38	2,975,297	3,337,617
5.500%, 07/01/38	350,160	392,801
5.500%, 08/01/38	762,362	855,199
6.000%, 11/01/28	11,777	13,449
6.000%, 12/01/28	9,286	10,675
6.000%, 02/01/29	8,384	9,527
6.000%, 04/01/29	5,970	6,778
6.000%, 05/01/29	2,074	2,357
6.000%, 06/01/31	2,308	2,658
6.000%, 07/01/31	1,110	1,278
6.000%, 09/01/31	67,874	78,176
6.000%, 04/01/32	125,267	144,271
6.000%, 11/01/32	37,996	43,761
6.000%, 06/01/34	196,858	226,613
6.000%, 11/01/35	100,813	115,988
6.000%, 02/01/36	137,018	155,592
6.000%, 08/01/36	169,269	192,215
6.000%, 10/01/36	281,694	319,880
6.000%, 11/01/36	116,459	132,246
6.000%, 01/01/37	273,291	310,339
6.000%, 02/01/38	272,312	309,262
6.000%, 11/01/39	2,471,306	2,806,251
6.000%, 04/01/40	752,744	854,882
6.500%, 02/01/30	5,719	6,552
6.500%, 08/01/31	12,483	14,544
6.500%, 10/01/31	7,565	8,666
6.500%, 11/01/31	28,201	32,855
6.500%, 03/01/32	398,122	463,741
6.500%, 04/01/32	389,956	454,228
6.500%, 09/01/36	578,176	665,060
6.500%, 11/01/37	331,971	381,843
7.000%, 12/01/27	1,800	2,111
7.000%, 11/01/28	4,466	5,040
7.000%, 04/01/29	4,833	5,442
7.000%, 05/01/29	1,050	1,118
7.000%, 06/01/29	6,299	6,574
7.000%, 07/01/29	2,127	2,406
7.000%, 01/01/31	106,377	114,238
7.500%, 08/01/24	18,859	19,443
7.500%, 10/01/27	12,502	14,573
7.500%, 10/01/29	18,552	22,738
7.500%, 05/01/30	12,667	14,454
8.000%, 02/01/27	4,202	4,890

MSF-7

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
8.000%, 10/01/28	8,510	$10,319
Ginnie Mae I 15 Yr. Pool
3.000%, 08/15/28	4,103,129	4,334,735
5.000%, 10/15/20	336,292	359,382
5.000%, 01/15/21	211,835	226,936
Ginnie Mae I 30 Yr. Pool
3.000%, 11/15/42	3,793,790	3,924,070
3.000%, 12/15/42	2,763,739	2,858,646
3.000%, 02/15/43	2,370,179	2,451,145
3.000%, 03/15/43	3,224,805	3,333,125
3.000%, 05/15/43	4,133,723	4,272,573
3.000%, 07/15/43	2,697,221	2,787,820
3.500%, 01/15/42	3,858,012	4,078,131
3.500%, 02/15/42	1,561,746	1,650,997
3.500%, 03/15/42	2,781,655	2,951,759
3.500%, 05/15/42	2,129,771	2,251,483
3.500%, 09/15/42	2,319,483	2,452,037
3.500%, 05/15/43	2,671,032	2,817,831
4.000%, 07/15/39	3,222,733	3,464,470
4.000%, 07/15/40	1,983,536	2,135,852
4.000%, 03/15/41	1,678,655	1,802,524
4.000%, 10/15/41	2,963,621	3,182,309
4.500%, 01/15/39	480,436	529,893
4.500%, 04/15/39	1,332,786	1,469,984
4.500%, 05/15/39	3,326,040	3,668,426
4.500%, 08/15/39	1,524,110	1,681,003
4.500%, 01/15/40	1,472,746	1,626,950
4.500%, 04/15/40	1,676,523	1,852,064
4.500%, 02/15/41	882,354	973,183
4.500%, 04/15/41	943,075	1,040,155
5.000%, 12/15/35	504,235	569,221
5.000%, 12/15/36	273,000	305,571
5.000%, 01/15/39	1,652,099	1,846,737
5.000%, 02/15/39	365,386	409,485
5.000%, 08/15/39	2,662,346	2,983,669
5.000%, 09/15/39	596,407	668,388
5.000%, 12/15/39	1,118,473	1,253,463
5.000%, 05/15/40	1,855,540	2,087,789
5.500%, 03/15/36	526,407	594,180
5.500%, 01/15/37	582,095	657,843
5.500%, 11/15/37	598,059	675,885
5.500%, 09/15/38	312,803	353,421
5.500%, 08/15/39	1,732,010	1,957,920
6.000%, 01/15/29	7,711	8,934
6.000%, 01/15/33	283,747	328,523
6.000%, 03/15/35	335,878	391,080
6.000%, 12/15/35	183,437	210,883
6.000%, 06/15/36	259,048	295,077
6.000%, 09/15/36	340,391	387,733
6.000%, 07/15/38	1,446,542	1,672,437
6.500%, 05/15/23	1,360	1,557
6.500%, 02/15/27	38,168	44,813
6.500%, 07/15/28	13,779	15,774
6.500%, 08/15/28	13,874	15,883
6.500%, 11/15/28	10,090	11,632

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae I 30 Yr. Pool
6.500%, 12/15/28	11,161	12,777
6.500%, 07/15/29	2,198	2,516
6.500%, 05/15/36	181,145	207,373
7.000%, 01/15/28	2,405	2,774
7.000%, 04/15/28	3,244	3,349
7.000%, 05/15/28	13,640	14,830
7.000%, 06/15/28	10,106	11,765
7.000%, 10/15/28	9,745	10,783
7.000%, 06/15/29	2,110	2,165
7.000%, 09/15/29	7,579	8,078
7.000%, 01/15/31	1,389	1,423
7.000%, 03/15/31	28,691	30,935
7.000%, 07/15/31	531,885	655,698
7.000%, 08/15/31	83,048	102,725
7.000%, 02/15/32	14,811	15,246
7.000%, 07/15/32	32,546	37,562
7.500%, 08/15/29	270	271
7.500%, 04/15/30	8,619	8,807
8.000%, 08/15/26	3,799	4,432
8.000%, 09/15/26	4,753	5,448
8.000%, 05/15/27	1,423	1,459
8.000%, 06/15/29	23,620	25,452
9.000%, 11/15/24	11,088	12,752
Ginnie Mae II 30 Yr. Pool
3.000%, 12/20/42	3,524,768	3,650,483
3.000%, 03/20/43	4,442,033	4,591,782
3.000%, 12/20/44	4,751,957	4,904,050
3.500%, 12/20/41	2,412,269	2,545,429
3.500%, 03/20/42	4,200,741	4,430,460
3.500%, 08/20/42	2,318,273	2,445,049
3.500%, 01/20/43	6,691,287	7,053,952
3.500%, 04/20/43	2,518,118	2,652,740
3.500%, 05/20/43	4,553,348	4,796,775
3.500%, 07/20/44	6,826,990	7,189,965
3.500%, 02/20/45	3,811,677	4,017,870
4.000%, 11/20/40	2,512,182	2,697,494
4.000%, 12/20/40	2,335,551	2,507,834
4.000%, 05/20/43	3,011,519	3,204,461
4.000%, 11/20/43	2,202,688	2,351,875
4.000%, 02/20/44	4,515,565	4,936,397
4.000%, 04/20/44	3,023,403	3,219,355
4.000%, 05/20/44	3,814,417	4,061,636
4.000%, 10/20/44	9,235,644	9,834,222
4.000%, 11/20/44	1,772,320	1,900,103
4.500%, 08/20/40	2,369,289	2,596,323
4.500%, 12/20/40	1,375,019	1,506,779
4.500%, 04/20/41	1,331,174	1,449,718
4.500%, 03/20/42	930,982	1,013,888
4.500%, 10/20/43	1,984,761	2,153,668
4.500%, 02/20/44	3,597,389	3,903,533
5.000%, 08/20/40	1,050,542	1,173,447
5.000%, 10/20/40	967,876	1,081,110
5.000%, 06/20/44	3,080,113	3,440,462
6.500%, 06/20/31	31,972	37,464
6.500%, 11/20/38	821,563	950,196

MSF-8

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae II 30 Yr. Pool
7.500%, 02/20/28	3,653	$4,375

		681,377,961

Federal Agencies—4.1%
Federal Farm Credit Bank
4.875%, 12/16/15	4,500,000	4,646,551
Federal Home Loan Bank
0.375%, 06/24/16 (b)	10,040,000	10,031,305
4.875%, 05/17/17 (b)	4,420,000	4,809,737
5.375%, 05/18/16	2,900,000	3,062,132
Federal Home Loan Mortgage Corp.
0.875%, 03/07/18	17,000,000	16,972,440
1.250%, 10/02/19	3,000,000	2,979,541
1.375%, 05/01/20 (b)	5,145,000	5,109,855
5.125%, 11/17/17 (b)	3,530,000	3,922,896
Federal National Mortgage Association
0.500%, 03/30/16	9,450,000	9,463,669
0.875%, 05/21/18 (b)	10,160,000	10,119,998
4.875%, 12/15/16 (b)	4,430,000	4,756,558
5.375%, 07/15/16	5,870,000	6,239,674
5.375%, 06/12/17	8,300,000	9,140,403
6.625%, 11/15/30 (b)	2,450,000	3,688,312
Tennessee Valley Authority
5.250%, 09/15/39	3,350,000	4,429,726

		99,372,797

U.S. Treasury—35.8%
U.S. Treasury Bonds
2.750%, 08/15/42	2,020,000	2,100,861
2.875%, 05/15/43	4,760,000	5,072,637
3.000%, 11/15/44	11,000,000	12,051,819
3.125%, 02/15/42	1,800,000	2,010,168
3.125%, 02/15/43	3,270,000	3,650,465
3.125%, 08/15/44	4,700,000	5,267,525
3.375%, 05/15/44	3,000,000	3,516,090
3.500%, 02/15/39	2,080,000	2,463,718
3.625%, 02/15/44	10,120,000	12,379,694
3.750%, 08/15/41	1,830,000	2,275,459
3.875%, 08/15/40	10,380,000	13,068,316
4.250%, 11/15/40	7,280,000	9,697,324
4.375%, 11/15/39	3,900,000	5,258,019
4.375%, 05/15/40	5,220,000	7,057,753
4.375%, 05/15/41	5,850,000	7,977,353
4.500%, 02/15/36	5,675,000	7,733,039
4.500%, 05/15/38 (b)	4,950,000	6,744,573
5.000%, 05/15/37	2,760,000	4,015,082
5.250%, 02/15/29	750,000	1,025,910
5.375%, 02/15/31 (b)	6,675,000	9,474,028
6.125%, 11/15/27	5,750,000	8,317,835
6.250%, 08/15/23	7,700,000	10,369,667
6.375%, 08/15/27	6,900,000	10,136,307
6.500%, 11/15/26	4,500,000	6,584,805
7.125%, 02/15/23	11,125,000	15,537,398
7.250%, 08/15/22 (b)	6,120,000	8,501,965

U.S. Treasury—(Continued)
U.S. Treasury Bonds
7.875%, 02/15/21	4,450,000	6,044,168
8.000%, 11/15/21	2,920,000	4,079,035
8.125%, 08/15/19	2,645,000	3,421,916
8.125%, 08/15/21	1,250,000	1,743,438
8.500%, 02/15/20	6,700,000	8,970,630
8.750%, 08/15/20	1,000,000	1,379,200
8.875%, 02/15/19	10,215,000	13,242,215
9.125%, 05/15/18	1,600,000	2,006,624
9.250%, 02/15/16	1,375,000	1,482,938
U.S. Treasury Notes
0.625%, 10/15/16	9,970,000	9,995,823
0.625%, 05/31/17	5,000,000	5,000,950
0.625%, 08/31/17 (b)	21,700,000	21,658,986
0.625%, 04/30/18	5,000,000	4,953,500
0.750%, 02/28/18	40,500,000	40,358,655
0.875%, 11/30/16	23,800,000	23,955,890
0.875%, 05/15/17	10,000,000	10,057,600
1.000%, 08/31/16	11,820,000	11,916,451
1.000%, 09/30/16	35,670,000	35,973,551
1.000%, 10/31/16	7,010,000	7,070,145
1.000%, 03/31/17	7,850,000	7,917,196
1.125%, 05/31/19	12,300,000	12,252,276
1.125%, 03/31/20	5,100,000	5,038,545
1.250%, 10/31/19 (b)	5,130,000	5,116,149
1.250%, 02/29/20	25,800,000	25,663,260
1.375%, 09/30/18	12,890,000	13,024,571
1.375%, 11/30/18	15,000,000	15,145,200
1.500%, 03/31/19	31,870,000	32,265,824
1.625%, 11/15/22	5,000,000	4,950,750
1.750%, 10/31/20	5,000,000	5,065,235
1.750%, 05/15/22	4,900,000	4,912,103
1.750%, 05/15/23	6,420,000	6,383,342
1.875%, 09/30/17	15,900,000	16,346,631
2.000%, 11/30/20	14,800,000	15,181,691
2.000%, 02/28/21	5,000,000	5,121,700
2.000%, 11/15/21	10,950,000	11,177,542
2.000%, 02/15/22	3,800,000	3,877,824
2.000%, 02/15/23	6,900,000	7,010,193
2.125%, 02/29/16	4,790,000	4,870,663
2.125%, 06/30/21	12,000,000	12,353,040
2.125%, 08/15/21	8,710,000	8,963,984
2.375%, 05/31/18	31,000,000	32,368,960
2.500%, 08/15/23	14,400,000	15,150,816
2.500%, 05/15/24	7,000,000	7,351,821
2.625%, 02/29/16	2,510,000	2,563,588
2.625%, 04/30/16	17,800,000	18,242,152
2.625%, 08/15/20 (b)	6,000,000	6,359,220
2.750%, 05/31/17	9,840,000	10,288,704
2.750%, 11/15/23 (b)	5,085,000	5,451,985
3.000%, 08/31/16	8,350,000	8,655,110
3.000%, 09/30/16	18,100,000	18,794,497
3.000%, 02/28/17	14,980,000	15,679,716
3.125%, 05/15/19	3,000,000	3,227,490
3.250%, 05/31/16	8,230,000	8,508,750
3.375%, 11/15/19	4,350,000	4,750,244

MSF-9

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes
3.500%, 02/15/18 (b)	4,000,000	$4,299,920
3.500%, 05/15/20	7,790,000	8,595,174
3.625%, 02/15/20	17,190,000	19,041,019
3.750%, 11/15/18	4,550,000	4,980,384
3.875%, 05/15/18	4,700,000	5,124,692
4.000%, 08/15/18	9,620,000	10,583,347
4.250%, 11/15/17	4,700,000	5,123,845
4.500%, 02/15/16	4,520,000	4,686,834
4.625%, 02/15/17	8,475,000	9,122,491
4.875%, 08/15/16	8,330,000	8,840,462
5.125%, 05/15/16	4,830,000	5,088,308

		861,116,773

Total U.S. Treasury & Government Agencies (Cost $1,560,102,207)		1,641,867,531

Corporate Bonds & Notes—25.8%

Aerospace/Defense—0.4%
Boeing Co. (The)
7.250%, 06/15/25	460,000	619,506
Lockheed Martin Corp.
6.150%, 09/01/36	1,700,000	2,243,342
Northrop Grumman Systems Corp.
7.750%, 02/15/31	515,000	735,057
Raytheon Co.
3.125%, 10/15/20 (b)	1,000,000	1,050,874
United Technologies Corp.
4.500%, 06/01/42	2,645,000	2,928,816
4.875%, 05/01/15	900,000	902,097
7.500%, 09/15/29	200,000	292,072

		8,771,764

Agriculture—0.3%
Altria Group, Inc.
9.700%, 11/10/18	750,000	950,553
Archer-Daniels-Midland Co.
4.479%, 03/01/21	2,000,000	2,228,526
Philip Morris International, Inc.
3.250%, 11/10/24	3,000,000	3,073,981
4.500%, 03/26/20	925,000	1,032,086

		7,285,146

Auto Manufacturers—0.4%
Daimler Finance North America LLC
8.500%, 01/18/31	1,050,000	1,650,648
Ford Motor Co.
7.450%, 07/16/31	2,200,000	3,031,306
Toyota Motor Credit Corp.
3.300%, 01/12/22	4,000,000	4,233,433

		8,915,387

Banks—5.5%
Bank of America Corp.
3.300%, 01/11/23	4,075,000	4,127,126
4.100%, 07/24/23	2,905,000	3,098,121
5.750%, 08/15/16	2,850,000	3,019,592
5.875%, 02/07/42	3,000,000	3,810,738
6.500%, 08/01/16	1,750,000	1,870,902
6.500%, 07/15/18 (b)	200,000	228,275
Bank of New York Mellon Corp. (The)
5.450%, 05/15/19	2,000,000	2,261,016
Bank of Nova Scotia
2.050%, 10/30/18 (b)	3,480,000	3,520,528
Barclays Bank plc
5.000%, 09/22/16	1,750,000	1,850,190
BB&T Corp.
3.200%, 03/15/16	1,865,000	1,904,169
BNP Paribas S.A.
5.000%, 01/15/21	3,225,000	3,680,081
Capital One Financial Corp.
6.750%, 09/15/17	1,200,000	1,344,911
Citigroup, Inc.
5.375%, 08/09/20	2,200,000	2,512,068
5.850%, 08/02/16	500,000	529,979
6.125%, 11/21/17	1,700,000	1,892,018
6.125%, 05/15/18	1,900,000	2,140,141
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
5.250%, 05/24/41	3,640,000	4,361,008
Credit Suisse
4.375%, 08/05/20	2,611,000	2,874,222
Deutsche Bank AG
6.000%, 09/01/17	1,500,000	1,658,575
Fifth Third Bancorp
8.250%, 03/01/38	1,175,000	1,769,855
Goldman Sachs Group, Inc. (The)
6.000%, 06/15/20	2,000,000	2,336,852
6.125%, 02/15/33	2,075,000	2,631,408
6.250%, 09/01/17	760,000	842,727
6.450%, 05/01/36	2,000,000	2,499,442
6.750%, 10/01/37	3,500,000	4,566,296
HSBC Holdings plc
5.100%, 04/05/21	2,556,000	2,902,493
6.500%, 09/15/37	905,000	1,150,302
JPMorgan Chase & Co.
3.250%, 09/23/22	2,850,000	2,906,391
4.950%, 03/25/20	2,650,000	2,975,421
6.300%, 04/23/19	1,900,000	2,206,979
JPMorgan Chase Bank N.A.
6.000%, 10/01/17	2,700,000	2,986,007
KFW
1.000%, 06/11/18	3,536,000	3,529,319
1.250%, 02/15/17	3,000,000	3,033,460
2.375%, 08/25/21 (b)	1,945,000	2,022,543
2.625%, 02/16/16	2,791,000	2,845,452
2.750%, 09/08/20	2,300,000	2,441,858
4.875%, 01/17/17 (b)	2,900,000	3,117,864

MSF-10

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Lloyds Bank plc
6.375%, 01/21/21	1,500,000	$1,809,896
Morgan Stanley
4.350%, 09/08/26	3,800,000	3,966,077
5.625%, 09/23/19	1,900,000	2,156,434
7.250%, 04/01/32	1,850,000	2,561,547
7.300%, 05/13/19	2,460,000	2,937,636
PNC Bank N.A.
4.875%, 09/21/17	1,000,000	1,076,367
5.250%, 01/15/17 (b)	1,600,000	1,707,624
Royal Bank of Canada
2.150%, 03/15/19 (b)	3,915,000	3,969,202
State Street Bank and Trust Co.
5.300%, 01/15/16	300,000	311,754
SunTrust Banks, Inc.
3.600%, 04/15/16	1,450,000	1,485,671
Toronto-Dominion Bank (The)
2.250%, 11/05/19 (b)	4,000,000	4,067,328
U.S. Bancorp
3.600%, 09/11/24 (b)	3,000,000	3,117,832
UBS AG
4.875%, 08/04/20 (b)	3,500,000	3,964,442
Wachovia Corp.
5.750%, 06/15/17	700,000	768,994
Wells Fargo & Co.
3.676%, 06/15/16	2,775,000	2,865,925
Wells Fargo Bank N.A.
5.950%, 08/26/36	1,900,000	2,495,050

		132,710,108

Beverages—0.5%
Anheuser-Busch Cos. LLC
6.450%, 09/01/37	880,000	1,159,757
Coca-Cola Co. (The)
3.150%, 11/15/20	280,000	297,716
3.200%, 11/01/23	3,000,000	3,141,618
Diageo Finance B.V.
5.300%, 10/28/15	870,000	893,542
Pepsi Bottling Group, Inc. (The)
7.000%, 03/01/29	300,000	422,513
PepsiCo, Inc.
3.600%, 03/01/24 (b)	3,975,000	4,223,560
5.000%, 06/01/18	1,000,000	1,106,743

		11,245,449

Biotechnology—0.1%
Amgen, Inc.
5.700%, 02/01/19	850,000	966,286
6.150%, 06/01/18	1,650,000	1,873,574

		2,839,860

Building Materials—0.0%
CRH America, Inc.
6.000%, 09/30/16	900,000	961,726

Chemicals—0.5%
Dow Chemical Co. (The)
4.250%, 11/15/20	2,750,000	3,005,613
9.400%, 05/15/39	650,000	1,081,367
E. I. du Pont de Nemours & Co.
5.600%, 12/15/36	1,000,000	1,207,893
6.000%, 07/15/18	1,000,000	1,140,978
Potash Corp. of Saskatchewan, Inc.
4.875%, 03/30/20 (b)	970,000	1,089,429
Praxair, Inc.
3.000%, 09/01/21	3,950,000	4,107,839

		11,633,119

Computers—0.5%
Apple, Inc.
2.400%, 05/03/23	2,072,000	2,042,951
4.450%, 05/06/44 (b)	2,944,000	3,296,522
Hewlett-Packard Co.
5.500%, 03/01/18	1,950,000	2,149,218
International Business Machines Corp.
4.000%, 06/20/42 (b)	3,200,000	3,200,523
8.375%, 11/01/19	425,000	546,837

		11,236,051

Cosmetics/Personal Care—0.2%
Procter & Gamble Co. (The)
2.300%, 02/06/22	3,600,000	3,612,888
6.450%, 01/15/26	200,000	266,170

		3,879,058

Diversified Financial Services—1.0%
Associates Corp. of North America
6.950%, 11/01/18	1,700,000	1,979,733
BlackRock, Inc.
3.500%, 03/18/24	3,800,000	3,993,195
General Electric Capital Corp.
5.300%, 02/11/21 (b)	1,915,000	2,210,574
5.400%, 02/15/17	2,000,000	2,164,471
5.500%, 01/08/20	3,360,000	3,883,072
5.875%, 01/14/38	2,050,000	2,639,633
6.750%, 03/15/32	1,250,000	1,731,091
7.500%, 08/21/35 (b)	100,000	145,980
HSBC Finance Corp.
5.500%, 01/19/16	900,000	931,907
National Rural Utilities Cooperative Finance Corp.
10.375%, 11/01/18	2,900,000	3,755,238
Nomura Holdings, Inc.
6.700%, 03/04/20 (b)	1,325,000	1,585,695

		25,020,589

Electric—1.9%
CenterPoint Energy Houston Electric LLC
4.500%, 04/01/44	3,800,000	4,304,534

MSF-11

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Consolidated Edison Co. of New York, Inc.
3.950%, 03/01/43	3,070,000	$3,169,874
5.850%, 04/01/18 (b)	855,000	964,698
Duke Energy Carolinas LLC
5.300%, 02/15/40	2,000,000	2,521,567
Exelon Corp.
5.625%, 06/15/35	1,500,000	1,780,269
Florida Power & Light Co.
5.950%, 02/01/38	1,700,000	2,305,738
Georgia Power Co.
5.700%, 06/01/17 (b)	1,400,000	1,534,096
Hydro-Quebec
7.500%, 04/01/16	1,350,000	1,443,341
8.400%, 01/15/22	1,000,000	1,343,014
Nisource Finance Corp.
4.800%, 02/15/44	4,000,000	4,511,327
Northern States Power Co.
6.250%, 06/01/36	2,200,000	3,042,727
Ohio Power Co.
5.375%, 10/01/21 (b)	1,640,000	1,932,471
Oncor Electric Delivery Co. LLC
7.000%, 05/01/32	950,000	1,331,090
Pacific Gas & Electric Co.
5.400%, 01/15/40	3,320,000	4,023,501
PacifiCorp
2.950%, 02/01/22 (b)	2,800,000	2,875,515
PPL Capital Funding, Inc.
3.400%, 06/01/23 (b)	4,000,000	4,131,079
Progress Energy, Inc.
5.625%, 01/15/16	1,900,000	1,971,037
PSEG Power LLC
8.625%, 04/15/31	1,000,000	1,461,974

		44,647,852

Electronics—0.3%
Honeywell International, Inc.
5.000%, 02/15/19 (b)	2,000,000	2,248,219
Koninklijke Philips NV
5.750%, 03/11/18	900,000	1,007,464
Thermo Fisher Scientific, Inc.
4.150%, 02/01/24 (b)	3,445,000	3,693,447

		6,949,130

Environmental Control—0.1%
Waste Management, Inc.
7.000%, 07/15/28	1,265,000	1,715,513

Food—0.7%
ConAgra Foods, Inc.
5.819%, 06/15/17 (b)	1,000,000	1,088,606
General Mills, Inc.
5.650%, 02/15/19	1,700,000	1,924,906
Kroger Co. (The)
3.300%, 01/15/21 (b)	3,900,000	4,057,337

Food—(Continued)
Mondelez International, Inc.
4.125%, 02/09/16	2,200,000	2,259,299
5.375%, 02/10/20	1,800,000	2,048,930
Sysco Corp.
2.600%, 06/12/22 (b)	2,400,000	2,407,312
Unilever Capital Corp.
5.900%, 11/15/32	1,500,000	2,082,214

		15,868,604

Forest Products & Paper—0.1%
Georgia-Pacific LLC
8.000%, 01/15/24 (b)	1,800,000	2,386,738
International Paper Co.
7.950%, 06/15/18	820,000	963,365

		3,350,103

Gas—0.0%
Sempra Energy
6.150%, 06/15/18	900,000	1,020,389

Healthcare-Products—0.4%
Baxter International, Inc.
5.375%, 06/01/18	1,400,000	1,558,704
Becton Dickinson and Co.
4.685%, 12/15/44	3,500,000	3,790,910
Medtronic, Inc.
4.000%, 04/01/43 (b)	3,900,000	4,040,014

		9,389,628

Healthcare-Services—0.4%
Aetna, Inc.
2.750%, 11/15/22	3,000,000	3,003,372
Anthem, Inc.
5.850%, 01/15/36	1,800,000	2,217,927
Laboratory Corp. of America Holdings
4.625%, 11/15/20 (b)	1,900,000	2,079,205
UnitedHealth Group, Inc.
5.375%, 03/15/16	1,700,000	1,776,271

		9,076,775

Household Products/Wares—0.0%
Kimberly-Clark Corp.
6.125%, 08/01/17	500,000	557,997

Insurance—0.9%
ACE INA Holdings, Inc.
3.350%, 05/15/24	4,000,000	4,165,102
Aflac, Inc.
3.625%, 06/15/23 (b)	2,975,000	3,112,991
Allstate Corp. (The)
6.900%, 05/15/38	150,000	221,962
7.450%, 05/16/19	1,700,000	2,051,849
American International Group, Inc.
5.450%, 05/18/17 (b)	1,900,000	2,066,935
5.850%, 01/16/18	1,800,000	2,013,081

MSF-12

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Insurance—(Continued)
AXA S.A.
8.600%, 12/15/30	1,165,000	$1,619,350
Berkshire Hathaway, Inc.
1.900%, 01/31/17 (b)	2,900,000	2,956,406
Chubb Corp. (The)
6.000%, 05/11/37	865,000	1,154,345
Hartford Financial Services Group, Inc.
6.100%, 10/01/41	780,000	1,006,842
Prudential Financial, Inc.
5.700%, 12/14/36	1,525,000	1,819,676

		22,188,539

Internet—0.2%
Amazon.com, Inc.
3.800%, 12/05/24	3,800,000	3,995,946

Iron/Steel—0.0%
Vale Overseas, Ltd.
6.875%, 11/21/36 (b)	1,100,000	1,068,138

Machinery-Construction & Mining—0.1%
Caterpillar, Inc.
7.900%, 12/15/18	1,757,000	2,126,569

Machinery-Diversified—0.1%
Deere & Co.
2.600%, 06/08/22	1,950,000	1,954,543

Media—1.1%
21st Century Fox America, Inc.
6.550%, 03/15/33	1,950,000	2,600,990
Comcast Corp.
4.650%, 07/15/42	3,670,000	4,137,102
5.650%, 06/15/35	1,500,000	1,879,403
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
5.000%, 03/01/21	2,600,000	2,883,522
Discovery Communications LLC
6.350%, 06/01/40 (b)	1,800,000	2,238,960
Thomson Reuters Corp.
6.500%, 07/15/18 (b)	800,000	915,848
Time Warner Cable, Inc.
5.000%, 02/01/20	1,900,000	2,117,143
5.850%, 05/01/17	1,800,000	1,957,774
6.550%, 05/01/37	100,000	125,587
Time Warner Entertainment Co. L.P.
8.375%, 03/15/23 (b)	380,000	508,502
Time Warner, Inc.
6.100%, 07/15/40	925,000	1,175,279
7.700%, 05/01/32	685,000	976,355
Viacom, Inc.
4.375%, 03/15/43	3,500,000	3,278,089
6.250%, 04/30/16	770,000	812,841
Walt Disney Co. (The)
2.750%, 08/16/21	1,930,000	2,001,440

		27,608,835

Mining—0.4%
Barrick North America Finance LLC
4.400%, 05/30/21	3,125,000	3,196,686
Freeport-McMoRan, Inc.
3.550%, 03/01/22 (b)	3,700,000	3,419,461
Newmont Mining Corp.
6.250%, 10/01/39	1,800,000	1,836,712
Rio Tinto Alcan, Inc.
6.125%, 12/15/33	1,751,000	2,123,443

		10,576,302

Miscellaneous Manufacturing—0.3%
General Electric Co.
3.375%, 03/11/24 (b)	2,900,000	3,063,322
5.250%, 12/06/17	1,800,000	1,987,329
Tyco Electronics Group S.A.
6.550%, 10/01/17	1,600,000	1,794,301
Tyco International Finance SA/Tyco Fire & Security Finance SCA
6.875%, 01/15/21	1,275,000	1,542,784

		8,387,736

Multi-National—1.6%
Asian Development Bank
5.500%, 06/27/16	3,850,000	4,088,022
European Bank for Reconstruction & Development
1.000%, 06/15/18 (b)	3,564,000	3,548,896
European Investment Bank
1.625%, 06/15/17 (b)	1,975,000	2,011,615
2.500%, 10/15/24	3,800,000	3,965,240
4.000%, 02/16/21 (b)	1,700,000	1,923,384
4.875%, 02/15/36 (b)	3,700,000	5,010,907
5.125%, 05/30/17	1,750,000	1,913,160
Inter-American Development Bank
2.125%, 01/15/25	3,900,000	3,940,822
2.375%, 08/15/17	2,000,000	2,073,413
6.800%, 10/15/25	500,000	701,449
7.000%, 06/15/25	200,000	279,784
International Bank for Reconstruction & Development
2.375%, 05/26/15 (b)	1,420,000	1,424,854
7.625%, 01/19/23	2,970,000	4,198,227
8.875%, 03/01/26	535,000	850,772
International Finance Corp.
1.750%, 09/04/18	2,975,000	3,036,492

		38,967,037

Office/Business Equipment—0.1%
Xerox Corp.
6.350%, 05/15/18 (b)	2,550,000	2,881,311

Oil & Gas—1.7%
Anadarko Petroleum Corp.
6.375%, 09/15/17	2,445,000	2,724,565

MSF-13

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Apache Finance Canada Corp.
7.750%, 12/15/29	300,000	$424,834
BP Capital Markets plc
3.245%, 05/06/22	3,900,000	3,984,899
Canadian Natural Resources, Ltd.
6.250%, 03/15/38	1,800,000	2,089,183
Chevron Corp.
3.191%, 06/24/23	3,025,000	3,134,703
ConocoPhillips Canada Funding Co. I
5.950%, 10/15/36	1,550,000	1,986,581
ConocoPhillips Holding Co.
6.950%, 04/15/29	700,000	948,916
Devon Energy Corp.
6.300%, 01/15/19	850,000	975,128
Hess Corp.
8.125%, 02/15/19	3,130,000	3,753,269
Marathon Oil Corp.
6.600%, 10/01/37	2,000,000	2,417,448
Petrobras Global Finance B.V.
6.125%, 10/06/16 (b)	600,000	598,841
6.875%, 01/20/40 (b)	4,300,000	3,888,050
Petroleos Mexicanos
6.625%, 06/15/35	3,400,000	3,876,000
Shell International Finance B.V.
4.300%, 09/22/19	1,000,000	1,106,757
Statoil ASA
6.700%, 01/15/18	300,000	340,827
Suncor Energy, Inc.
6.100%, 06/01/18	2,500,000	2,818,414
Total Capital International S.A.
2.700%, 01/25/23 (b)	3,000,000	2,982,532
XTO Energy, Inc.
6.500%, 12/15/18	1,600,000	1,885,164

		39,936,111

Oil & Gas Services—0.3%
Halliburton Co.
3.500%, 08/01/23	4,000,000	4,154,252
Weatherford International, Ltd.
4.500%, 04/15/22	2,300,000	2,093,958
9.625%, 03/01/19	1,500,000	1,740,000

		7,988,210

Pharmaceuticals—1.1%
Abbott Laboratories
5.125%, 04/01/19	1,073,000	1,213,387
AbbVie, Inc.
4.400%, 11/06/42	3,200,000	3,283,382
AstraZeneca plc
4.000%, 09/18/42	5,200,000	5,341,522
Bristol-Myers Squibb Co.
5.875%, 11/15/36	2,000,000	2,570,348
Express Scripts Holding Co.
6.125%, 11/15/41	1,520,000	1,917,915

Pharmaceuticals—(Continued)
GlaxoSmithKline Capital, Inc.
6.375%, 05/15/38	2,100,000	2,852,131
Johnson & Johnson
5.950%, 08/15/37 (b)	910,000	1,259,321
6.950%, 09/01/29	250,000	360,731
Merck & Co., Inc.
6.550%, 09/15/37	1,000,000	1,415,041
Merck Sharp & Dohme Corp.
5.950%, 12/01/28 (b)	300,000	394,134
Novartis Capital Corp.
4.400%, 04/24/20	900,000	1,007,398
Sanofi
4.000%, 03/29/21 (b)	2,775,000	3,048,219
Wyeth LLC
5.500%, 02/15/16	1,700,000	1,772,140

		26,435,669

Pipelines—0.7%
El Paso Natural Gas Co. LLC
8.375%, 06/15/32	220,000	278,634
Energy Transfer Partners L.P.
4.650%, 06/01/21	1,950,000	2,071,493
Enterprise Products Operating LLC
6.300%, 09/15/17	1,900,000	2,108,969
Kinder Morgan Energy Partners L.P.
6.500%, 02/01/37	2,000,000	2,249,826
Plains All American Pipeline L.P. / PAA Finance Corp.
6.500%, 05/01/18	2,485,000	2,815,070
Tennessee Gas Pipeline Co. LLC
7.000%, 10/15/28	1,050,000	1,309,933
7.625%, 04/01/37	640,000	818,260
TransCanada PipeLines, Ltd.
6.200%, 10/15/37	1,800,000	2,233,870
Williams Partners L.P.
5.250%, 03/15/20 (b)	3,575,000	3,929,684

		17,815,739

Real Estate Investment Trusts—0.5%
AvalonBay Communities, Inc.
6.100%, 03/15/20	860,000	1,005,378
Boston Properties L.P.
3.850%, 02/01/23	2,950,000	3,112,154
ERP Operating L.P.
5.750%, 06/15/17	900,000	985,614
HCP, Inc.
5.375%, 02/01/21	2,591,000	2,908,893
Kimco Realty Corp.
6.875%, 10/01/19	550,000	649,864
Regency Centers L.P.
5.250%, 08/01/15	850,000	862,117
Simon Property Group L.P.
5.250%, 12/01/16	2,000,000	2,116,381

		11,640,401

MSF-14

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Retail—0.8%
Costco Wholesale Corp.
5.500%, 03/15/17	465,000	$507,063
CVS Health Corp.
2.250%, 12/05/18	3,930,000	4,014,284
Home Depot, Inc. (The)
4.400%, 04/01/21 (b)	1,450,000	1,627,630
5.400%, 03/01/16 (b)	900,000	940,219
Lowe’s Cos., Inc.
6.875%, 02/15/28	1,000,000	1,343,199
McDonald’s Corp.
5.350%, 03/01/18	885,000	985,008
Target Corp.
6.350%, 11/01/32	1,000,000	1,329,638
Wal-Mart Stores, Inc.
2.550%, 04/11/23	4,000,000	4,016,052
5.250%, 09/01/35	935,000	1,149,183
5.625%, 04/15/41	1,900,000	2,448,182
Walgreen Co.
5.250%, 01/15/19	900,000	1,005,289

		19,365,747

Semiconductors—0.1%
Intel Corp.
2.700%, 12/15/22 (b)	2,000,000	2,013,411

Software—0.4%
Adobe Systems, Inc.
4.750%, 02/01/20 (b)	2,200,000	2,453,074
Microsoft Corp.
4.200%, 06/01/19	2,700,000	2,974,271
Oracle Corp.
2.375%, 01/15/19	3,885,000	3,981,387

		9,408,732

Telecommunications—1.6%
America Movil S.A.B. de C.V.
2.375%, 09/08/16	2,875,000	2,926,375
AT&T Mobility LLC
7.125%, 12/15/31	100,000	132,717
AT&T, Inc.
5.500%, 02/01/18	3,500,000	3,852,682
5.800%, 02/15/19	1,700,000	1,920,808
6.300%, 01/15/38	1,300,000	1,556,375
British Telecommunications plc
9.625%, 12/15/30	1,000,000	1,645,816
Cisco Systems, Inc.
5.500%, 01/15/40	2,000,000	2,472,969
Deutsche Telekom International Finance B.V.
5.750%, 03/23/16 (b)	460,000	481,636
8.750%, 06/15/30	1,000,000	1,526,178
Orange S.A.
2.750%, 09/14/16	2,857,000	2,926,543
Rogers Communications, Inc.
6.800%, 08/15/18	800,000	925,075

Telecommunications—(Continued)
Telefonica Emisiones S.A.U.
6.221%, 07/03/17	1,400,000	1,544,131
Verizon Communications, Inc.
4.600%, 04/01/21 (b)	2,400,000	2,647,418
5.150%, 09/15/23	3,510,000	4,021,025
6.100%, 04/15/18	1,600,000	1,804,429
6.550%, 09/15/43	3,304,000	4,296,048
Verizon New York, Inc.
7.375%, 04/01/32	500,000	617,958
Vodafone Group plc
6.150%, 02/27/37	2,170,000	2,641,743

		37,939,926

Transportation—0.5%
Burlington Northern Santa Fe LLC
4.150%, 04/01/45	3,900,000	4,077,727
CSX Corp.
6.150%, 05/01/37	1,600,000	2,104,467
7.900%, 05/01/17	500,000	564,423
Norfolk Southern Corp.
3.000%, 04/01/22	1,911,000	1,948,204
5.590%, 05/17/25	28,000	33,606
Union Pacific Corp.
6.625%, 02/01/29	1,200,000	1,652,664
United Parcel Service, Inc.
5.125%, 04/01/19	760,000	861,640

		11,242,731

Total Corporate Bonds & Notes (Cost $589,033,274)		620,615,881

Foreign Government—2.0%

Banks—0.1%
Oesterreichische Kontrollbank AG
1.625%, 03/12/19 (b)	3,025,000	3,061,350

Provincial—0.4%
Province of British Columbia
2.000%, 10/23/22	1,970,000	1,972,996
Province of Nova Scotia
5.125%, 01/26/17	900,000	969,188
9.250%, 03/01/20	250,000	328,342
Province of Ontario
2.450%, 06/29/22 (b)	4,000,000	4,100,240
4.400%, 04/14/20 (b)	2,100,000	2,375,161
Province of Quebec
7.500%, 07/15/23	350,000	477,650

		10,223,577

Sovereign—1.5%
Brazilian Government International Bonds
6.000%, 01/17/17	3,755,000	4,021,605
7.125%, 01/20/37	1,650,000	1,963,500

MSF-15

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Colombia Government International Bond
8.125%, 05/21/24	1,500,000	$1,995,000
Mexico Government International Bonds
5.750%, 10/12/10	4,100,000	4,489,500
6.750%, 09/27/34	1,050,000	1,400,175
8.000%, 09/24/22 (b)	2,200,000	2,882,000
Panama Government International Bond
5.200%, 01/30/20 (b)	1,370,000	1,527,550
Peruvian Government International Bond
8.750%, 11/21/33	1,450,000	2,305,500
Philippine Government International Bond
5.000%, 01/13/37	1,740,000	2,135,850
Republic of Korea
7.125%, 04/16/19	4,900,000	5,924,219
Turkey Government International Bonds
3.250%, 03/23/23 (b)	2,350,000	2,220,750
6.250%, 09/26/22	1,607,000	1,823,945
7.375%, 02/05/25	1,473,000	1,824,134

		34,513,728

Total Foreign Government (Cost $46,014,642)		47,798,655

Mortgage-Backed Securities—1.7%

Commercial Mortgage-Backed Securities—1.7%
Bear Stearns Commercial Mortgage Securities Trust
5.540%, 09/11/41	908,485	948,967
5.694%, 06/11/50 (a)	1,500,000	1,619,993
Citigroup Commercial Mortgage Trust
5.431%, 10/15/49	1,500,000	1,575,002
5.768%, 03/15/49 (a)	1,562,690	1,615,105
Commercial Mortgage Trust
3.838%, 09/10/47	3,800,000	4,116,654
5.798%, 12/10/49 (a)	2,400,000	2,610,059
Freddie Mac Multifamily Structured Pass-Through Certificates
2.902%, 08/25/20	2,245,761	2,322,094
3.060%, 07/25/23 (a)	4,800,000	5,054,448
GS Mortgage Securities Trust
3.135%, 06/10/46	2,935,000	3,038,270
3.377%, 05/10/45	2,750,000	2,914,320
4.243%, 08/10/46	966,000	1,077,126
JPMorgan Chase Commercial Mortgage Securities Trust
5.420%, 01/15/49	2,342,584	2,483,671
5.440%, 06/12/47	852,036	902,214
LB-UBS Commercial Mortgage Trust
5.156%, 02/15/31	2,409,817	2,444,822
Morgan Stanley Capital I Trust
5.654%, 06/11/42 (a)	2,000,000	2,169,446
5.809%, 12/12/49	2,500,936	2,713,487
5.909%, 06/11/49 (a)	1,365,372	1,480,723

Commercial Mortgage-Backed Securities—(Continued)
WF-RBS Commercial Mortgage Trust
3.488%, 06/15/46	1,054,000	1,105,016

Total Mortgage-Backed Securities (Cost $39,189,833)		40,191,417

Municipals—0.6%
Los Angeles Community College District, Build America Bonds
6.750%, 08/01/49	2,210,000	3,326,669
Los Angeles, Unified School District, Build America Bonds
6.758%, 07/01/34	2,160,000	3,015,857
Municipal Electric Authority of Georgia, Build America Bonds
6.637%, 04/01/57	2,000,000	2,669,760
Oregon School Boards Association, Build America Bonds
5.680%, 06/30/28	1,900,000	2,353,663
State of California, Build America Bonds
7.300%, 10/01/39	2,000,000	2,987,120
State of Illinois, Build America Bonds
5.100%, 06/01/33	1,230,000	1,244,145

Total Municipals (Cost $12,087,296)		15,597,214

Asset-Backed Securities—0.5%

Asset-Backed - Automobile—0.3%
CarMax Auto Owner Trust
0.970%, 04/16/18	3,145,000	3,151,859
Honda Auto Receivables Owner Trust
0.770%, 05/15/17	343,615	344,048
Nissan Auto Receivables Owner Trust
0.750%, 07/15/19	1,253,000	1,250,678
Volkswagen Auto Loan Enhanced Trust
0.950%, 04/22/19	1,252,000	1,248,860

		5,995,445

Asset-Backed - Credit Card—0.2%
Citibank Credit Card Issuance Trust
2.880%, 01/23/23	4,924,000	5,115,311

Asset-Backed - Home Equity—0.0%
Centex Home Equity Loan Trust
4.250%, 12/25/31	54,794	54,855

Total Asset-Backed Securities (Cost $11,051,826)		11,165,611

Short-Term Investments—5.5%

Discount Notes—1.0%
Federal Home Loan Bank
0.010%, 04/01/15 (c)	3,000,000	3,000,000

MSF-16

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Shares/ Principal Amount*	Value

Discount Notes—(Continued)
Federal Home Loan Bank
0.020%, 04/02/15 (c)	3,600,000	$3,599,996
0.027%, 04/10/15 (c)	6,200,000	6,199,953
0.029%, 04/21/15 (c)	9,000,000	8,999,850
0.060%, 05/29/15 (c)	1,800,000	1,799,826

		23,599,625

Mutual Fund—4.4%
State Street Navigator Securities Lending MET Portfolio (d)	107,108,671	107,108,671

U.S. Treasury—0.1%
U.S. Treasury Bill
0.007%, 06/11/15 (c)	1,800,000	1,799,976

Total Short-Term Investments (Cost $132,508,272)		132,508,272

Total Investments—104.3% (Cost $2,389,987,350) (e)		2,509,744,581
Other assets and liabilities (net)—(4.3)%		(104,036,506)

Net Assets—100.0%		$2,405,708,075

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at March 31, 2015. Maturity date shown for callable securities reflects the earliest possible call date.
(b)	All or a portion of the security was held on loan. As of March 31, 2015, the market value of securities loaned was $144,993,879 and the collateral received consisted of cash in the amount of $107,108,671 and non-cash collateral with a value of $41,805,815. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	The rate shown represents current yield to maturity.
(d)	Represents investment of cash collateral received from securities on loan as of March 31, 2015.
(e)	As of March 31, 2015, the aggregate cost of investments was $2,389,987,350. The aggregate unrealized appreciation and depreciation of investments were $139,217,066 and $(19,459,835), respectively, resulting in net unrealized appreciation of $119,757,231.
(ACES)—	Alternative Credit Enhancement Securities.
(ARM)—	Adjustable-Rate Mortgage

MSF-17

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2015:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,641,867,531	$—	$1,641,867,531
Total Corporate Bonds & Notes*	—	620,615,881	—	620,615,881
Total Foreign Government*	—	47,798,655	—	47,798,655
Total Mortgage-Backed Securities*	—	40,191,417	—	40,191,417
Total Municipals	—	15,597,214	—	15,597,214
Total Asset-Backed Securities*	—	11,165,611	—	11,165,611
Short-Term Investments
Discount Notes	—	23,599,625	—	23,599,625
Mutual Fund	107,108,671	—	—	107,108,671
U.S. Treasury	—	1,799,976	—	1,799,976
Total Short-Term Investments	107,108,671	25,399,601	—	132,508,272
Total Investments	$107,108,671	$2,402,635,910	$—	$2,509,744,581

Collateral for securities loaned (Liability)	$—	$(107,108,671)	$—	$(107,108,671)

*	See Schedule of Investments for additional detailed categorizations.

MSF-18

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

U.S. Treasury & Government Agencies—47.6% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—34.7%
Fannie Mae 15 Yr. Pool
2.500%, TBA (a)	27,700,000	$28,408,186
3.000%, 11/01/28	5,805,477	6,116,608
3.000%, 12/01/28	1,419,409	1,496,183
3.000%, 01/01/29	662,757	699,121
3.000%, 04/01/29	2,048,992	2,159,003
3.000%, 05/01/29	3,522,196	3,713,059
3.000%, 08/01/29	4,053,470	4,272,100
3.000%, TBA (a)	18,900,000	19,795,327
3.500%, 11/01/25	2,674,387	2,867,440
3.500%, 08/01/26	2,195,043	2,352,994
3.500%, 08/01/28	1,221,859	1,309,366
3.500%, 10/01/28	5,885,014	6,306,713
3.500%, 11/01/28	6,882,217	7,374,479
3.500%, 02/01/29	13,546,822	14,516,156
3.500%, 04/01/29	3,077,246	3,297,729
3.500%, 05/01/29	7,089,287	7,597,249
3.500%, 06/01/29	4,058,674	4,349,637
3.500%, 07/01/29	15,152,812	16,241,779
3.500%, 09/01/29	394,961	423,440
3.500%, 12/01/29	18,924,101	20,316,329
4.000%, 01/01/25	28,134	29,882
4.000%, 02/01/25	6,268,341	6,644,609
4.000%, 09/01/25	1,120,562	1,191,485
4.000%, 10/01/25	3,193,041	3,395,518
4.000%, 01/01/26	960,125	1,023,424
4.000%, 04/01/26	625,568	675,047
4.000%, 07/01/26	2,791,813	2,975,453
4.000%, 08/01/26	1,277,656	1,361,818
4.500%, 12/01/20	1,749,891	1,847,723
4.500%, 02/01/25	1,170,625	1,261,781
4.500%, 04/01/25	216,378	233,294
4.500%, 07/01/25	809,289	872,723
4.500%, 06/01/26	17,121,993	18,452,446
4.500%, TBA (a)	12,900,000	13,522,662
Fannie Mae 20 Yr. Pool
5.000%, 05/01/23	5,348	5,940
Fannie Mae 30 Yr. Pool
3.000%, 12/01/42	3,525,321	3,614,381
3.000%, 01/01/43	7,699,794	7,892,827
3.000%, 02/01/43	13,969,770	14,331,541
3.000%, 03/01/43	28,786,907	29,503,789
3.000%, 04/01/43	19,862,629	20,359,811
3.000%, 05/01/43	27,191,715	27,892,326
3.000%, 06/01/43	3,408,354	3,500,539
3.500%, 01/01/42	287,731	304,446
3.500%, 04/01/42	91,530	97,102
3.500%, 06/01/42	1,236,662	1,309,263
3.500%, 10/01/42	477,570	506,644
3.500%, 12/01/42	248,580	263,708
3.500%, 01/01/43	1,517,160	1,609,530
3.500%, 02/01/43	2,336,004	2,471,634
3.500%, 03/01/43	5,979,724	6,336,946
3.500%, 04/01/43	95,318	101,120
3.500%, 07/01/43	17,413,514	18,446,870
3.500%, 08/01/43	11,501,021	12,170,955

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
3.500%, 09/01/43	211,053	223,429
3.500%, 10/01/43	224,886	238,572
3.500%, 11/01/43	2,267,666	2,384,131
3.500%, 01/01/44	2,602,981	2,757,297
3.500%, 06/01/44	526,049	556,985
3.500%, 07/01/44	440,795	467,000
3.500%, 08/01/44	3,378,499	3,579,584
3.500%, 09/01/44	929,103	985,316
3.500%, TBA (a)	43,025,000	45,189,695
4.000%, 06/01/39	1,726,741	1,846,093
4.000%, 12/01/39	172,907	184,878
4.000%, 05/01/42	1,032,714	1,126,401
4.000%, 07/01/42	4,487,736	4,894,847
4.000%, 05/01/44	2,471,490	2,674,088
4.000%, 12/01/44	3,093,426	3,363,305
4.000%, 02/01/45	209,379	228,483
4.000%, 03/01/45	1,795,345	1,954,378
4.000%, TBA (a)	107,476,000	114,859,496
4.500%, 08/01/39	4,321,080	4,721,041
4.500%, 11/01/39	575,587	631,988
4.500%, 01/01/40	78,293	86,713
4.500%, 04/01/40	193,881	214,087
4.500%, 05/01/40	501,021	551,223
4.500%, 06/01/40	540,066	594,147
4.500%, 07/01/40	1,061,515	1,160,609
4.500%, 08/01/40	7,093,071	7,763,734
4.500%, 11/01/40	2,074,865	2,272,346
4.500%, 07/01/41	568,791	623,012
4.500%, 08/01/41	279,458	305,496
4.500%, 09/01/41	1,468,739	1,610,525
4.500%, 10/01/41	10,314,722	11,296,411
4.500%, 01/01/42	405,248	443,353
4.500%, 06/01/42	337,696	368,355
4.500%, 08/01/42	2,078,941	2,278,585
4.500%, 09/01/42	7,202,170	7,860,938
4.500%, 08/01/43	387,388	424,430
4.500%, 09/01/43	28,311,454	30,961,868
4.500%, 10/01/43	4,583,177	5,018,837
4.500%, 12/01/43	4,146,731	4,531,930
4.500%, 01/01/44	7,116,086	7,875,898
4.500%, 02/01/44	1,309,512	1,429,421
4.500%, 03/01/44	6,491,144	7,089,856
4.500%, TBA (a)	33,630,000	36,606,305
5.000%, 11/01/32	18,943	21,156
5.000%, 02/01/33	1,745,986	1,950,264
5.000%, 03/01/33	15,526	17,327
5.000%, 04/01/33	768,566	857,852
5.000%, 06/01/33	1,714,706	1,915,177
5.000%, 07/01/33	12,009,009	13,407,268
5.000%, 08/01/33	20,723,095	23,087,022
5.000%, 09/01/33	17,691,356	19,753,792
5.000%, 11/01/33	736,315	822,064
5.000%, 12/01/33	297,543	332,171
5.000%, 02/01/34	116,548	130,123
5.000%, 03/01/34	89,341	99,772

MSF-19

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
5.000%, 04/01/34	31,505	$35,190
5.000%, 06/01/34	53,726	60,027
5.000%, 07/01/34	5,677,837	6,344,995
5.000%, 10/01/34	2,370,435	2,646,360
5.000%, 12/01/34	82,847	92,557
5.000%, 02/01/35	529,093	591,006
5.000%, 04/01/35	9,795	10,944
5.000%, 07/01/35	1,368,501	1,529,224
5.000%, 09/01/35	12,420	13,866
5.000%, 10/01/35	4,414,010	4,928,505
5.000%, 12/01/35	1,364,591	1,524,807
5.000%, 08/01/36	1,263,989	1,412,784
5.000%, 07/01/37	677,171	756,039
5.000%, 04/01/41	105,666	117,768
5.000%, 07/01/41	832,477	935,042
5.000%, 08/01/41	919,484	1,021,232
5.000%, 01/01/42	315,462	352,201
5.500%, 11/01/32	2,560,349	2,901,191
5.500%, 12/01/32	416,476	471,875
5.500%, 01/01/33	1,633,724	1,850,299
5.500%, 12/01/33	539,928	611,797
5.500%, 08/01/37	4,483,155	5,076,565
5.500%, 02/01/38	656,240	749,012
5.500%, 03/01/38	452,468	515,650
5.500%, 04/01/38	553,295	624,573
5.500%, 06/01/38	546,240	623,618
5.500%, 12/01/38	537,580	604,923
5.500%, 08/01/39	585,267	659,158
5.500%, 03/01/40	617,150	694,811
5.500%, 04/01/40	250,050	281,666
5.500%, 04/01/41	708,509	801,670
5.500%, TBA (a)	4,000,000	4,506,875
6.000%, 02/01/34	456,432	524,395
6.000%, 08/01/34	354,530	407,264
6.000%, 04/01/35	5,399,207	6,204,126
6.000%, 06/01/36	905,351	1,039,993
6.000%, 02/01/38	1,128,164	1,296,076
6.000%, 03/01/38	436,899	502,786
6.000%, 05/01/38	1,379,474	1,589,957
6.000%, 10/01/38	1,721,290	1,966,136
6.000%, 12/01/38	535,100	614,618
6.000%, 04/01/40	5,494,568	6,265,303
6.000%, 09/01/40	578,231	659,711
6.000%, 06/01/41	1,179,949	1,345,431
6.000%, TBA (a)	4,400,000	5,015,309
6.500%, 05/01/40	8,351,224	9,587,997
Fannie Mae ARM Pool
2.937%, 03/01/41 (b)	629,353	671,267
3.129%, 03/01/41 (b)	966,357	1,027,821
3.167%, 12/01/40 (b)	1,634,990	1,728,285
3.340%, 06/01/41 (b)	3,341,338	3,533,203
3.497%, 09/01/41 (b)	2,411,161	2,562,335
4.994%, 08/01/38 (b)	979,077	1,052,559
Fannie Mae REMICS (CMO)
5.000%, 04/25/35	229,305	247,008

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae-ACES
0.142%, 08/25/24 (b) (c)	118,196,006	1,478,396
2.723%, 10/25/24	3,007,000	3,061,162
3.021%, 08/25/24 (b)	890,000	922,630
Freddie Mac 15 Yr. Gold Pool
2.500%, TBA (a)	19,100,000	19,583,469
3.000%, TBA (a)	11,100,000	11,622,046
Freddie Mac 30 Yr. Gold Pool
3.000%, 01/01/43	2,656,794	2,717,438
3.000%, 03/01/43	6,048,790	6,185,251
3.000%, 04/01/43	25,066,524	25,629,487
3.000%, 07/01/43	17,291,277	17,691,363
3.000%, 08/01/43	10,618,219	10,859,179
3.500%, 04/01/42	2,806,554	2,964,974
3.500%, 08/01/42	1,830,818	1,938,048
3.500%, 02/01/43	570,621	604,062
3.500%, 07/01/43	3,974,622	4,207,576
3.500%, 12/01/43	2,443,835	2,588,523
3.500%, 01/01/44	763,983	808,266
3.500%, 04/01/44	223,404	236,002
3.500%, 05/01/44	842,378	890,372
3.500%, 06/01/44	238,178	251,583
3.500%, 07/01/44	165,761	175,468
3.500%, 08/01/44	779,050	823,004
3.500%, 09/01/44	1,383,706	1,462,872
3.500%, TBA (a)	47,900,000	50,123,617
4.000%, 10/01/40	262,904	284,907
4.000%, 11/01/40	1,268,303	1,374,462
4.000%, 10/01/41	1,113,823	1,207,229
4.000%, 09/01/43	670,665	728,332
4.000%, 04/01/44	1,500,000	1,625,970
4.000%, 08/01/44	5,547,499	6,027,063
4.000%, 01/01/45	16,611,002	17,758,504
4.000%, 02/01/45	502,893	548,233
4.000%, TBA (a)	39,470,000	42,091,050
4.500%, 02/01/39	3,091,200	3,366,854
4.500%, 07/01/40	193,498	211,179
4.500%, 05/01/42	103,321	112,579
4.500%, 09/01/43	2,815,037	3,072,106
4.500%, 10/01/43	1,795,391	1,957,571
4.500%, 11/01/43	5,001,578	5,443,555
4.500%, 04/01/44	1,699,545	1,852,672
4.500%, 07/01/44	1,749,418	1,913,762
4.500%, 10/01/44	1,099,638	1,203,439
4.500%, TBA (a)	16,300,000	17,730,071
5.000%, 10/01/41	1,480,769	1,643,302
5.000%, 11/01/41	13,600,000	15,111,690
5.000%, TBA (a)	13,200,000	14,637,562
5.500%, 09/01/39	437,886	491,080
5.500%, 01/01/40	516,354	579,269
5.500%, 07/01/40	750,333	842,011
5.500%, 06/01/41	6,298,085	7,061,855
5.500%, TBA (a)	2,300,000	2,578,876
Freddie Mac ARM Non-Gold Pool
3.002%, 02/01/41 (b)	1,244,190	1,329,781

MSF-20

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac Multifamily Structured Pass-Through Certificates
3.490%, 01/25/24	1,113,000	$1,207,054
Freddie Mac Multifamily Structured Pass-Through Certificates (CMO)
3.171%, 10/25/24	2,686,000	2,842,844
Ginnie Mae (CMO)
0.825%, 08/16/41 (c)	8,167,923	203,746
0.946%, 02/16/53 (b) (c)	26,126,216	1,847,306
1.000%, 02/16/39 (c)	12,937,565	334,146
Ginnie Mae I 30 Yr. Pool
3.500%, 02/15/42	412,276	441,598
3.500%, 04/15/42	634,790	679,874
3.500%, 05/15/42	516,511	553,236
3.500%, 08/15/42	799,778	856,308
3.500%, 11/15/42	621,876	665,934
3.500%, 12/15/42	1,742,160	1,865,527
3.500%, 01/15/43	736,911	789,110
3.500%, 02/15/43	1,196,052	1,280,834
3.500%, 03/15/43	569,646	610,067
3.500%, 04/15/43	2,294,821	2,457,754
3.500%, 05/15/43	4,196,426	4,494,420
3.500%, 06/15/43	1,090,619	1,168,071
3.500%, 07/15/43	3,530,256	3,780,679
4.000%, 12/15/41	27,519	29,549
4.000%, 05/15/42	152,539	163,837
4.500%, 02/15/42	26,356,950	29,171,285
4.500%, TBA (a)	17,300,000	19,073,793
5.000%, 12/15/38	702,882	784,501
5.000%, 07/15/39	1,919,922	2,147,743
5.000%, 12/15/40	2,437,673	2,725,111
5.000%, TBA (a)	26,700,000	29,754,854
5.500%, 04/15/33	57,539	65,411
5.500%, TBA (a)	12,500,000	14,099,610
6.500%, 04/15/33	53,725	61,504
8.000%, 11/15/29	6,020	6,126
8.500%, 01/15/17	1,744	1,752
8.500%, 05/15/17	385	386
8.500%, 11/15/21	2,678	2,690
8.500%, 05/15/22	1,207	1,270
9.000%, 10/15/16	974	979
Ginnie Mae II 30 Yr. Pool
3.000%, TBA (a)	57,705,000	59,391,786
3.500%, 10/20/42	813,324	858,224
3.500%, 01/20/43	721,071	760,879
3.500%, 04/20/43	631,989	666,880
3.500%, 03/20/45	32,100,000	33,840,082
3.500%, TBA (a)	43,170,000	45,424,622
4.000%, 09/20/40	232,238	249,346
4.000%, 10/20/40	435,238	467,346
4.000%, 12/20/40	6,150,171	6,603,894
4.000%, 01/20/41	4,606,692	4,946,337
4.000%, 02/20/41	81,455	87,471
4.000%, 07/20/43	440,507	472,209
4.000%, 08/20/44	1,362,240	1,477,677
4.000%, 11/20/44	30,941,995	33,172,887

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae II 30 Yr. Pool
4.000%, 12/20/44	34,296,973	36,781,525
4.500%, 05/20/41	26,759,524	29,203,170
4.500%, 06/20/41	2,613,080	2,849,553
4.500%, 07/20/41	1,610,007	1,755,746
4.500%, TBA (a)	1,880,000	2,042,737
5.000%, 10/20/33	1,845,236	2,071,489
5.000%, 10/20/39	798,194	895,345

		1,543,434,885

U.S. Treasury—12.9%
U.S. Treasury Bond
2.500%, 02/15/45 (d)	25,970,100	25,730,682
U.S. Treasury Inflation Indexed Bonds
0.750%, 02/15/42 (e)	14,363,199	14,524,785
1.375%, 02/15/44 (e) (f)	8,133,762	9,560,351
U.S. Treasury Inflation Indexed Notes
0.250%, 01/15/25 (e)	15,890,965	16,000,215
U.S. Treasury Notes
0.500%, 03/31/17	9,020,000	9,009,429
1.000%, 03/15/18	152,155,000	152,713,713
1.375%, 02/29/20	66,547,100	66,562,672
1.375%, 03/31/20	179,580,000	179,608,014
1.625%, 11/15/22	200	198
1.750%, 02/28/22 (f)	46,335,000	46,465,294
1.750%, 03/31/22	18,335,000	18,382,268
2.000%, 02/15/25 (d)	38,200,900	38,442,635

		577,000,256

Total U.S. Treasury & Government Agencies (Cost $2,099,323,968)		2,120,435,141

Corporate Bonds & Notes—25.3%

Advertising—0.1%
Interpublic Group of Cos., Inc. (The)
3.750%, 02/15/23	1,287,000	1,333,153
4.000%, 03/15/22	1,587,000	1,662,500
Omnicom Group, Inc.
3.650%, 11/01/24 (g)	775,000	801,703

		3,797,356

Aerospace/Defense—0.1%
Boeing Co. (The)
2.350%, 10/30/21	842,000	855,790
Lockheed Martin Corp.
2.900%, 03/01/25	567,000	571,083
3.600%, 03/01/35	1,116,000	1,115,429
4.070%, 12/15/42	1,098,000	1,146,851
Northrop Grumman Corp.
3.850%, 04/15/45	1,765,000	1,737,439
Raytheon Co.
3.150%, 12/15/24 (g)	590,000	612,530

		6,039,122

MSF-21

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Agriculture—0.3%
Altria Group, Inc.
2.625%, 01/14/20	1,679,000	$1,705,930
2.850%, 08/09/22	1,216,000	1,208,855
Lorillard Tobacco Co.
3.750%, 05/20/23	588,000	598,680
Philip Morris International, Inc.
1.125%, 08/21/17	3,333,000	3,335,790
4.875%, 11/15/43	1,705,000	1,942,472
Reynolds American, Inc.
3.250%, 11/01/22 (g)	1,687,000	1,678,654
4.750%, 11/01/42 (g)	1,460,000	1,505,952

		11,976,333

Airlines—0.3%
American Airlines Group, Inc.
4.625%, 03/01/20 (144A)	2,214,000	2,168,336
American Airlines Pass-Through Trust
3.375%, 05/01/27 (g)	5,019,000	5,056,643
Southwest Airlines Co.
2.750%, 11/06/19 (g)	1,029,000	1,052,424
Turkish Airlines Pass-Through Trust
4.200%, 03/15/27 (144A)	1,369,000	1,389,535
United Airlines Pass-Through Trust
4.750%, 10/11/23	453,000	459,795
United Continental Holdings, Inc.
6.000%, 07/15/28 (g)	2,120,000	2,120,000

		12,246,733

Auto Manufacturers—1.3%
Daimler Finance North America LLC
2.250%, 03/02/20 (144A)	7,999,000	8,053,929
Ford Motor Credit Co. LLC
1.724%, 12/06/17	11,666,000	11,640,172
2.145%, 01/09/18 (g)	2,792,000	2,823,893
4.250%, 09/20/22	2,143,000	2,310,460
General Motors Co.
4.000%, 04/01/25	1,727,000	1,754,147
4.875%, 10/02/23	2,350,000	2,544,378
6.250%, 10/02/43	1,410,000	1,727,337
General Motors Financial Co., Inc.
2.625%, 07/10/17	8,090,000	8,171,021
2.750%, 05/15/16	4,123,000	4,169,013
4.750%, 08/15/17	5,115,000	5,387,118
Toyota Motor Credit Corp.
2.750%, 05/17/21	6,665,000	6,887,424

		55,468,892

Auto Parts & Equipment—0.0%
BorgWarner, Inc.
3.375%, 03/15/25	1,667,000	1,715,826
Samvardhana Motherson Automotive Systems Group B.V.
4.125%, 07/15/21 (EUR)	103,000	112,957

Auto Parts & Equipment—(Continued)
Schaeffler Holding Finance B.V.
5.750%, 11/15/21 (EUR) (h)	100,000	115,993

		1,944,776

Banks—6.8%
Abbey National Treasury Services plc
2.375%, 03/16/20	5,234,000	5,271,329
Banco Bilbao Vizcaya Argentaria S.A.
7.000%, 02/19/19 (EUR) (b)	200,000	221,233
Bank of America Corp.
2.600%, 01/15/19	21,002,000	21,375,668
3.300%, 01/11/23	8,407,000	8,516,619
4.000%, 01/22/25	4,094,000	4,127,133
4.875%, 04/01/44	499,000	561,639
6.100%, 03/17/25 (b)	2,626,000	2,663,749
Bank of Ireland
4.250%, 06/11/24 (EUR) (b)	100,000	111,008
Bank of New York Mellon Corp. (The)
2.100%, 01/15/19	4,041,000	4,090,494
3.000%, 02/24/25 (g)	3,195,000	3,241,391
Bank of Nova Scotia (The)
1.300%, 07/21/17	10,499,000	10,515,893
2.800%, 07/21/21	5,062,000	5,171,020
Bankia S.A.
4.000%, 05/22/24 (EUR) (b)	200,000	218,512
Barclays plc
2.750%, 11/08/19	3,897,000	3,935,393
3.650%, 03/16/25	2,276,000	2,282,944
BB&T Corp.
2.450%, 01/15/20	2,414,000	2,455,656
Branch Banking & Trust Co.
2.300%, 10/15/18	2,160,000	2,210,142
Capital One N.A.
2.950%, 07/23/21	6,018,000	6,104,009
Citigroup, Inc.
1.800%, 02/05/18	3,781,000	3,788,895
1.850%, 11/24/17	4,886,000	4,920,334
2.400%, 02/18/20 (g)	6,444,000	6,466,992
2.500%, 09/26/18	4,879,000	4,974,628
2.500%, 07/29/19 (g)	10,362,000	10,509,741
3.875%, 03/26/25 (g)	2,555,000	2,564,597
5.800%, 11/15/19 (b) (g)	1,668,000	1,672,170
5.875%, 03/27/20 (b) (g)	2,256,000	2,278,560
Commonwealth Bank of Australia
2.300%, 03/12/20 (g)	5,260,000	5,307,356
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
2.250%, 01/14/20	2,854,000	2,882,920
Credit Suisse
3.000%, 10/29/21 (g)	2,270,000	2,313,698
Credit Suisse Group Funding Guernsey, Ltd.
2.750%, 03/26/20 (144A)	4,076,000	4,099,254
Deutsche Bank AG
1.875%, 02/13/18	2,325,000	2,328,276
Discover Bank
7.000%, 04/15/20	1,678,000	1,991,997

MSF-22

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Goldman Sachs Group, Inc. (The)
2.550%, 10/23/19	9,068,000	$9,194,045
2.625%, 01/31/19	6,052,000	6,183,123
2.900%, 07/19/18	5,944,000	6,143,195
3.500%, 01/23/25 (g)	1,693,000	1,722,719
3.625%, 02/07/16	3,625,000	3,702,564
4.800%, 07/08/44	998,000	1,108,369
HSBC Bank Brasil S.A. - Banco Multiplo
4.000%, 05/11/16 (144A) (g)	13,340,000	13,540,100
HSBC Holdings plc
4.250%, 03/14/24 (g)	8,905,000	9,344,435
HSBC USA, Inc.
2.350%, 03/05/20	10,074,000	10,124,380
HSH Nordbank AG
0.848%, 02/14/17 (EUR) (b)	100,000	90,724
JPMorgan Chase & Co.
1.350%, 02/15/17	12,226,000	12,273,241
2.200%, 10/22/19	2,339,000	2,345,364
2.250%, 01/23/20	7,060,000	7,075,123
2.350%, 01/28/19	6,482,000	6,588,247
3.875%, 09/10/24	5,254,000	5,390,026
6.750%, 02/01/24 (b)	355,000	385,175
KeyBank N.A.
2.250%, 03/16/20	1,833,000	1,845,651
Macquarie Bank, Ltd.
1.600%, 10/27/17 (144A)	4,004,000	4,002,138
1.650%, 03/24/17 (144A)	3,307,000	3,323,740
Morgan Stanley
2.650%, 01/27/20	3,745,000	3,797,138
3.750%, 02/25/23	13,679,000	14,326,550
4.300%, 01/27/45	4,626,000	4,793,586
Novo Banco S.A.
4.000%, 01/21/19 (EUR)	200,000	217,194
Royal Bank of Canada
2.150%, 03/06/20 (g)	5,082,000	5,117,071
State Street Capital Trust IV
1.271%, 06/01/77 (b)	500,000	422,500
Swedbank AB
2.200%, 03/04/20 (144A)	7,301,000	7,334,241
5.500%, 03/17/20 (b)	200,000	200,199
U.S. Bancorp
2.950%, 07/15/22 (g)	3,958,000	4,026,335
Wells Fargo & Co.
1.500%, 07/01/15	3,485,000	3,494,166
2.125%, 04/22/19 (g)	5,278,000	5,342,175
2.150%, 01/30/20 (g)	3,893,000	3,913,084
3.000%, 02/19/25	5,316,000	5,338,859
3.300%, 09/09/24 (g)	1,680,000	1,735,156

		303,613,863

Beverages—0.0%
Anheuser-Busch InBev Finance, Inc.
3.700%, 02/01/24	980,000	1,037,523
Anheuser-Busch InBev Worldwide, Inc.
3.750%, 07/15/42	919,000	896,190

		1,933,713

Biotechnology—0.2%
Amgen, Inc.
5.650%, 06/15/42	1,985,000	2,432,536
Celgene Corp.
2.250%, 05/15/19	2,043,000	2,063,694
3.250%, 08/15/22 (g)	2,077,000	2,123,533
Gilead Sciences, Inc.
2.350%, 02/01/20	586,000	602,112
4.500%, 02/01/45	1,324,000	1,462,248

		8,684,123

Building Materials—0.0%
Cemex Finance LLC
5.250%, 04/01/21 (EUR)	100,000	112,095

Chemicals—0.4%
Agrium, Inc.
3.150%, 10/01/22	1,384,000	1,387,740
4.125%, 03/15/35	1,168,000	1,158,009
Dow Chemical Co. (The)
4.375%, 11/15/42	725,000	727,456
4.625%, 10/01/44	991,000	1,035,925
Eastman Chemical Co.
2.700%, 01/15/20	1,875,000	1,902,107
3.600%, 08/15/22	2,489,000	2,587,325
4.800%, 09/01/42	1,250,000	1,304,449
Ecolab, Inc.
2.250%, 01/12/20	1,609,000	1,619,059
INEOS Group Holdings S.A.
5.750%, 02/15/19 (EUR)	100,000	108,313
LYB International Finance B.V.
4.000%, 07/15/23	5,284,000	5,597,183
Monsanto Co.
3.600%, 07/15/42	862,000	816,234
Sherwin-Williams Co. (The)
4.000%, 12/15/42	590,000	600,970

		18,844,770

Coal—0.0%
Peabody Energy Corp.
6.000%, 11/15/18 (g)	497,000	392,630

Commercial Services—0.3%
EC Finance plc
5.125%, 07/15/21 (EUR)	100,000	113,282
MasterCard, Inc.
3.375%, 04/01/24	2,283,000	2,403,506
Moody’s Corp.
4.500%, 09/01/22 (g)	1,776,000	1,926,217
TMF Group Holding B.V.
9.875%, 12/01/19 (EUR)	250,000	287,683
United Rentals North America, Inc.
7.625%, 04/15/22	8,490,000	9,288,060
Verisure Holding AB
8.750%, 12/01/18 (EUR)	230,000	264,001

		14,282,749

MSF-23

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Computers—0.4%
Apple, Inc.
2.100%, 05/06/19 (g)	10,577,000	$10,813,967
3.450%, 02/09/45	1,025,000	972,970
Hewlett-Packard Co.
3.750%, 12/01/20 (g)	4,436,000	4,663,864

		16,450,801

Distribution/Wholesale—0.1%
Rexel S.A.
5.125%, 06/15/20 (EUR)	1,904,000	2,201,846

Diversified Financial Services—0.9%
Air Lease Corp.
3.750%, 02/01/22 (g)	2,669,000	2,712,275
Ally Financial, Inc.
5.125%, 09/30/24 (g)	4,165,000	4,295,156
American Express Credit Corp.
1.125%, 06/05/17	7,098,000	7,096,602
2.250%, 08/15/19 (g)	4,080,000	4,139,115
Discover Financial Services
3.750%, 03/04/25	1,448,000	1,458,624
3.850%, 11/21/22	2,538,000	2,603,897
General Electric Capital Corp.
3.100%, 01/09/23 (g)	4,929,000	5,076,786
3.150%, 09/07/22 (g)	3,184,000	3,292,893
Icahn Enterprises L.P. / Icahn Enterprises Finance Corp.
3.500%, 03/15/17 (g)	1,030,000	1,037,725
4.875%, 03/15/19	1,405,000	1,431,344
6.000%, 08/01/20	1,660,000	1,724,408
Jefferies Group LLC
6.500%, 01/20/43	651,000	647,739
MassMutual Global Funding II
2.350%, 04/09/19 (144A)	4,613,000	4,702,487
Synchrony Financial
2.700%, 02/03/20	1,086,000	1,090,720

		41,309,771

Electric—1.2%
Berkshire Hathaway Energy Co.
2.400%, 02/01/20	1,094,000	1,109,843
3.500%, 02/01/25 (g)	1,096,000	1,141,346
CenterPoint Energy Houston Electric LLC
4.500%, 04/01/44	1,002,000	1,146,055
CMS Energy Corp.
3.875%, 03/01/24 (g)	1,296,000	1,385,709
Commonwealth Edison Co.
4.700%, 01/15/44	1,436,000	1,709,351
Consumers Energy Co.
3.950%, 05/15/43	889,000	940,721
Dominion Resources, Inc.
1.950%, 08/15/16	2,294,000	2,321,241
2.500%, 12/01/19 (g)	2,564,000	2,605,683
DTE Energy Co.
2.400%, 12/01/19	783,000	795,728
3.500%, 06/01/24	3,084,000	3,204,224

Electric—(Continued)
Duke Energy Carolinas LLC
4.250%, 12/15/41	1,844,000	2,028,828
Duke Energy Corp.
3.750%, 04/15/24	664,000	710,754
Entergy Arkansas, Inc.
3.700%, 06/01/24 (g)	3,926,000	4,203,144
Florida Power & Light Co.
3.800%, 12/15/42	889,000	926,607
Georgia Power Co.
3.000%, 04/15/16	4,799,000	4,918,140
NiSource Finance Corp.
3.850%, 02/15/23 (g)	1,984,000	2,093,916
Pacific Gas & Electric Co.
4.300%, 03/15/45	889,000	956,684
4.750%, 02/15/44	1,175,000	1,354,111
PacifiCorp
3.600%, 04/01/24 (g)	5,292,000	5,670,103
4.100%, 02/01/42	2,272,000	2,450,582
PG&E Corp.
2.400%, 03/01/19	1,672,000	1,693,149
Progress Energy, Inc.
4.875%, 12/01/19 (g)	404,000	453,160
Public Service Co. of Colorado
2.500%, 03/15/23 (g)	2,225,000	2,233,092
Southern California Edison Co.
1.250%, 11/01/17	1,158,000	1,159,571
Southern Co. (The)
1.950%, 09/01/16 (g)	2,187,000	2,220,890
Trans-Allegheny Interstate Line Co.
3.850%, 06/01/25 (144A) (g)	1,247,000	1,302,524
Virginia Electric & Power Co.
3.450%, 02/15/24	673,000	714,195
4.450%, 02/15/44	889,000	1,001,781

		52,451,132

Electronics—0.1%
Thermo Fisher Scientific, Inc.
3.300%, 02/15/22	1,692,000	1,734,923
3.600%, 08/15/21	4,139,000	4,320,301
Trionista Holdco GmbH
5.000%, 04/30/20 (EUR)	306,000	343,783

		6,399,007

Energy-Alternate Sources—0.0%
CE Energy A/S
7.000%, 02/01/21 (EUR)	200,000	219,351

Engineering & Construction—0.0%
Abengoa Finance S.A.U.
6.000%, 03/31/21 (EUR)	100,000	100,557
Obrascon Huarte Lain S.A.
5.500%, 03/15/23 (EUR)	200,000	204,298

		304,855

MSF-24

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Entertainment—0.0%
Gala Group Finance plc
8.875%, 09/01/18 (GBP)	90,000	$140,012
Intralot Capital Luxembourg S.A.
6.000%, 05/15/21 (EUR)	100,000	94,622
PortAventura Entertainment Barcelona B.V.
7.250%, 12/01/20 (EUR)	310,000	350,026
Vougeot Bidco plc
7.875%, 07/15/20 (GBP)	150,000	233,635

		818,295

Environmental Control—0.1%
Bilbao Luxembourg S.A.
10.500%, 12/01/18 (EUR) (h)	105,625	119,820
Republic Services, Inc.
3.200%, 03/15/25 (g)	2,543,000	2,553,904
Waste Management, Inc.
3.125%, 03/01/25	1,160,000	1,171,178
3.900%, 03/01/35 (g)	1,305,000	1,337,515

		5,182,417

Food—0.0%
Bakkavor Finance 2 plc
8.750%, 06/15/20 (GBP)	180,000	292,378
Boparan Finance plc
5.500%, 07/15/21 (GBP)	100,000	130,910

		423,288

Forest Products & Paper—0.1%
International Paper Co.
3.650%, 06/15/24	1,375,000	1,401,918
4.800%, 06/15/44	1,828,000	1,877,440

		3,279,358

Gas—0.0%
Sempra Energy
2.875%, 10/01/22	891,000	890,746

Healthcare-Products—0.6%
3AB Optique Developpement SAS
5.625%, 04/15/19 (EUR)	100,000	102,955
Baxter International, Inc.
2.400%, 08/15/22	1,809,000	1,746,593
Becton Dickinson and Co.
1.800%, 12/15/17	873,000	879,689
2.675%, 12/15/19	2,725,000	2,783,361
3.125%, 11/08/21	1,390,000	1,427,811
4.685%, 12/15/44	381,000	414,040
Boston Scientific Corp.
2.650%, 10/01/18	1,933,000	1,954,277
CareFusion Corp.
1.450%, 05/15/17	1,941,000	1,942,462
IDH Finance plc
6.000%, 12/01/18 (GBP)	209,000	312,743

Healthcare-Products—(Continued)
Medtronic, Inc.
2.500%, 03/15/20 (144A) (g)	1,745,000	1,783,634
3.125%, 03/15/22 (g)	1,657,000	1,718,100
3.625%, 03/15/24	2,058,000	2,185,069
4.625%, 03/15/44	2,453,000	2,744,093
Zimmer Holdings, Inc.
3.550%, 04/01/25	2,963,000	3,024,459
4.250%, 08/15/35	2,222,000	2,292,000

		25,311,286

Healthcare-Services—0.8%
Aetna, Inc.
4.125%, 11/15/42	816,000	859,423
4.500%, 05/15/42	1,605,000	1,781,012
Anthem, Inc.
1.875%, 01/15/18	5,895,000	5,927,776
2.300%, 07/15/18	5,973,000	6,060,092
3.300%, 01/15/23	3,728,000	3,786,996
Care UK Health & Social Care plc
5.560%, 07/15/19 (GBP) (b)	100,000	140,181
Cigna Corp.
3.250%, 04/15/25	3,840,000	3,917,775
HCA, Inc.
5.250%, 04/15/25	4,165,000	4,498,200
Laboratory Corp. of America Holdings
2.625%, 02/01/20	1,580,000	1,589,894
Priory Group No. 3 plc
7.000%, 02/15/18 (GBP)	165,295	254,467
Roche Holdings, Inc.
2.875%, 09/29/21 (144A)	1,820,000	1,884,315
UnitedHealth Group, Inc.
2.875%, 12/15/21	2,031,000	2,084,974
3.950%, 10/15/42	2,489,000	2,548,164

		35,333,269

Holding Companies-Diversified—0.0%
Gala Electric Casinos plc
11.500%, 06/01/19 (GBP)	100,000	155,763

Home Furnishings—0.0%
Magnolia BC S.A.
9.000%, 08/01/20 (EUR)	100,000	111,288

Household Products/Wares—0.1%
Kimberly-Clark Corp.
1.900%, 05/22/19	4,127,000	4,170,317
2.650%, 03/01/25	830,000	831,482

		5,001,799

Housewares—0.1%
Newell Rubbermaid, Inc.
2.875%, 12/01/19	4,232,000	4,312,658

MSF-25

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Insurance—0.6%
Aflac, Inc.
3.625%, 06/15/23	1,270,000	$1,335,795
Allstate Corp. (The)
3.150%, 06/15/23	1,279,000	1,321,087
American International Group, Inc.
3.875%, 01/15/35 (g)	1,282,000	1,288,414
4.375%, 01/15/55	1,161,000	1,170,067
4.500%, 07/16/44	1,624,000	1,743,229
Berkshire Hathaway Finance Corp.
4.300%, 05/15/43 (g)	1,132,000	1,235,748
Lincoln National Corp.
3.350%, 03/09/25 (g)	659,000	666,541
Loews Corp.
2.625%, 05/15/23 (g)	1,279,000	1,248,815
Manulife Financial Corp.
3.400%, 09/17/15	1,675,000	1,695,631
Prudential Financial, Inc.
4.500%, 11/15/20 (g)	2,853,000	3,174,793
4.600%, 05/15/44	2,480,000	2,629,447
4.750%, 09/17/15	4,775,000	4,860,210
Travelers Cos., Inc. (The)
4.600%, 08/01/43 (g)	2,026,000	2,356,653
XLIT, Ltd.
2.300%, 12/15/18	2,048,000	2,080,328

		26,806,758

Internet—0.1%
Amazon.com, Inc.
2.600%, 12/05/19 (g)	2,738,000	2,804,498

Iron/Steel—0.0%
Nucor Corp.
5.200%, 08/01/43 (g)	964,000	1,084,754

Leisure Time—0.0%
Cirsa Funding Luxembourg S.A.
8.750%, 05/15/18 (EUR)	134,000	147,866

Lodging—0.2%
Caesars Entertainment Resort Properties LLC
8.000%, 10/01/20 (g)	9,544,000	9,472,420

Machinery-Construction & Mining—0.1%
Caterpillar, Inc.
4.750%, 05/15/64	2,499,000	2,744,699

		2,744,699

Machinery-Diversified—0.1%
John Deere Capital Corp.
3.350%, 06/12/24	2,680,000	2,826,540
Rockwell Automation, Inc.
2.875%, 03/01/25	1,881,000	1,896,146

		4,722,686

Media—1.2%
CBS Corp.
2.300%, 08/15/19 (g)	2,139,000	2,139,325
3.500%, 01/15/25 (g)	1,504,000	1,518,672
Comcast Cable Communications LLC
8.500%, 05/01/27	1,895,000	2,749,975
Comcast Corp.
4.750%, 03/01/44	4,094,000	4,710,818
COX Communications, Inc.
8.375%, 03/01/39 (144A)	284,000	402,135
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
4.600%, 02/15/21	4,254,000	4,651,651
5.150%, 03/15/42	1,272,000	1,329,332
6.375%, 03/01/41	1,029,000	1,211,695
Discovery Communications LLC
3.450%, 03/15/25	1,393,000	1,391,880
NBCUniversal Enterprise, Inc.
5.250%, 03/29/49 (144A)	4,585,000	4,861,017
NBCUniversal Media LLC
4.375%, 04/01/21	1,806,000	2,012,121
4.450%, 01/15/43	3,023,000	3,282,639
Numericable-SFR
5.375%, 05/15/22 (EUR)	200,000	224,749
Scripps Networks Interactive, Inc.
2.750%, 11/15/19	2,834,000	2,857,967
Time Warner Cable, Inc.
4.500%, 09/15/42 (g)	2,331,000	2,391,056
5.500%, 09/01/41	2,775,000	3,187,759
6.550%, 05/01/37	1,272,000	1,597,437
Time Warner, Inc.
2.100%, 06/01/19 (g)	4,398,000	4,420,337
4.650%, 06/01/44 (g)	2,691,000	2,898,890
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH
4.000%, 01/15/25 (EUR)	105,000	117,554
Unitymedia Kabel BW GmbH
9.500%, 03/15/21 (EUR)	270,000	329,583
Viacom, Inc.
2.750%, 12/15/19	3,233,000	3,283,926
4.500%, 03/01/21	1,831,000	1,984,156
4.850%, 12/15/34	833,000	860,556

		54,415,230

Metal Fabricate/Hardware—0.0%
Eco-Bat Finance plc
7.750%, 02/15/17 (EUR)	230,000	241,244

Mining—0.2%
Constellium NV
4.625%, 05/15/21 (EUR)	100,000	101,557
Freeport-McMoRan, Inc.
4.000%, 11/14/21	2,678,000	2,613,811
5.400%, 11/14/34	2,501,000	2,286,627
Newmont Mining Corp.
3.500%, 03/15/22 (g)	1,729,000	1,679,143

		6,681,138

MSF-26

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Miscellaneous Manufacturing—0.2%
Eaton Corp.
2.750%, 11/02/22	2,797,000	$2,802,823
Gates Global LLC / Gates Global Co.
5.750%, 07/15/22 (EUR)	100,000	99,192
GCL Holdings SCA
9.375%, 04/15/18 (EUR)	220,000	247,200
General Electric Co.
4.500%, 03/11/44	3,739,000	4,197,054
Hydra Dutch Holdings 2 B.V.
5.571%, 04/15/19 (EUR) (b)	100,000	98,069
Ingersoll-Rand Luxembourg Finance S.A.
2.625%, 05/01/20 (g)	1,662,000	1,678,625

		9,122,963

Oil & Gas—1.7%
Anadarko Petroleum Corp.
3.450%, 07/15/24 (g)	778,000	779,239
BP Capital Markets plc
2.237%, 05/10/19 (g)	4,128,000	4,172,459
Chevron Corp.
1.961%, 03/03/20	9,028,000	9,085,806
2.193%, 11/15/19	854,000	871,820
Continental Resources, Inc.
3.800%, 06/01/24 (g)	1,350,000	1,244,349
4.900%, 06/01/44 (g)	1,600,000	1,411,054
Ensco plc
5.750%, 10/01/44 (g)	427,000	413,558
EOG Resources, Inc.
2.450%, 04/01/20	5,936,000	6,029,397
3.900%, 04/01/35	5,034,000	5,162,010
Exxon Mobil Corp.
1.819%, 03/15/19	5,050,000	5,115,544
Laredo Petroleum, Inc.
7.375%, 05/01/22 (g)	3,500,000	3,609,375
Linn Energy LLC / Linn Energy Finance Corp.
6.250%, 11/01/19 (g)	4,115,000	3,250,850
Marathon Petroleum Corp.
4.750%, 09/15/44	1,012,000	1,029,873
MEG Energy Corp.
6.500%, 03/15/21 (144A)	448,000	414,400
Noble Energy, Inc.
4.150%, 12/15/21	4,671,000	4,947,266
Noble Holding International, Ltd.
3.950%, 03/15/22 (g)	1,468,000	1,303,798
Occidental Petroleum Corp.
3.125%, 02/15/22	2,080,000	2,142,184
Petrobras Global Finance B.V.
6.250%, 12/14/26 (GBP)	460,000	588,274
Phillips 66
4.875%, 11/15/44	1,094,000	1,171,593
Pioneer Natural Resources Co.
3.950%, 07/15/22	2,703,000	2,779,984
Shell International Finance B.V.
3.625%, 08/21/42	1,098,000	1,083,246

Oil & Gas—(Continued)
Southwestern Energy Co.
4.950%, 01/23/25 (g)	1,216,000	1,236,773
Statoil ASA
2.900%, 11/08/20 (g)	7,535,000	7,893,636
Suncor Energy, Inc.
3.600%, 12/01/24 (g)	2,415,000	2,463,488
Transocean, Inc.
6.800%, 03/15/38 (g)	582,000	417,585
Valero Energy Corp.
3.650%, 03/15/25	4,299,000	4,396,523
Woodside Finance, Ltd.
3.650%, 03/05/25 (144A)	2,690,000	2,665,806

		75,679,890

Packaging & Containers—0.4%
Ardagh Packaging Finance plc
9.250%, 10/15/20 (EUR)	109,000	125,406
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
4.250%, 01/15/22 (EUR)	100,000	109,676
Novelis, Inc.
8.750%, 12/15/20	7,985,000	8,553,931
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
6.875%, 02/15/21	8,495,000	8,940,988

		17,730,001

Pharmaceuticals—1.7%
Abbott Laboratories
2.950%, 03/15/25	4,890,000	4,948,074
AbbVie, Inc.
2.900%, 11/06/22	1,946,000	1,930,350
4.400%, 11/06/42	2,150,000	2,213,247
Actavis Funding SCS
2.350%, 03/12/18	19,685,000	19,951,220
3.000%, 03/12/20	15,093,000	15,441,422
AmerisourceBergen Corp.
1.150%, 05/15/17	4,997,000	4,979,516
3.250%, 03/01/25 (g)	601,000	609,007
4.250%, 03/01/45 (g)	601,000	631,265
Bristol-Myers Squibb Co.
4.500%, 03/01/44	1,438,000	1,634,084
Eli Lilly & Co.
2.750%, 06/01/25	431,000	432,903
3.700%, 03/01/45	1,042,000	1,042,289
Express Scripts Holding Co.
1.250%, 06/02/17	1,838,000	1,836,276
3.900%, 02/15/22 (g)	1,300,000	1,380,354
GlaxoSmithKline Capital plc
2.850%, 05/08/22	1,814,000	1,842,077
Merck & Co., Inc.
3.700%, 02/10/45	3,284,000	3,299,530
Mylan, Inc.
3.125%, 01/15/23 (144A) (g)	2,586,000	2,553,494

MSF-27

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
Novartis Capital Corp.
4.400%, 04/24/20	2,585,000	$2,894,132
Pfizer, Inc.
4.300%, 06/15/43	1,268,000	1,369,379
4.400%, 05/15/44 (g)	962,000	1,057,983
Teva Pharmaceutical Finance Co. B.V.
3.650%, 11/10/21 (g)	838,000	882,579
VRX Escrow Corp.
4.500%, 05/15/23 (EUR)	200,000	216,394
6.125%, 04/15/25 (144A)	3,608,000	3,734,280
Zoetis, Inc.
3.250%, 02/01/23	1,216,000	1,211,868

		76,091,723

Pipelines—1.5%
Energy Transfer Partners L.P.
4.150%, 10/01/20	1,377,000	1,445,595
4.650%, 06/01/21	4,419,000	4,721,458
Enterprise Products Operating LLC
3.900%, 02/15/24	1,361,000	1,423,919
4.450%, 02/15/43	3,063,000	3,109,928
Kinder Morgan Energy Partners L.P.
3.500%, 03/01/21 (g)	14,653,000	14,769,374
Kinder Morgan, Inc.
3.050%, 12/01/19 (g)	6,897,000	6,965,446
Plains All American Pipeline L.P. / PAA Finance Corp.
2.600%, 12/15/19 (g)	4,683,000	4,705,057
2.850%, 01/31/23	1,750,000	1,705,615
4.900%, 02/15/45	1,201,000	1,262,800
Spectra Energy Partners L.P.
3.500%, 03/15/25	5,058,000	5,083,194
Sunoco Logistics Partners Operations L.P.
3.450%, 01/15/23 (g)	2,365,000	2,326,968
TransCanada PipeLines, Ltd.
1.875%, 01/12/18	1,201,000	1,212,375
2.500%, 08/01/22	1,500,000	1,464,611
4.625%, 03/01/34	1,104,000	1,188,292
Western Gas Partners L.P.
4.000%, 07/01/22	3,821,000	3,884,081
Williams Partners L.P.
3.600%, 03/15/22	2,590,000	2,581,911
4.000%, 11/15/21	4,657,000	4,780,499
4.500%, 11/15/23	781,000	809,795
4.900%, 01/15/45	3,091,000	2,898,567

		66,339,485

Real Estate Investment Trusts—0.2%
American Tower Corp.
3.450%, 09/15/21	3,103,000	3,167,437
3.500%, 01/31/23	409,000	405,416
5.000%, 02/15/24 (g)	402,000	439,585
5.900%, 11/01/21	396,000	456,435
Omega Healthcare Investors, Inc.
4.500%, 04/01/27 (144A)	1,057,000	1,038,291

Real Estate Investment Trusts—(Continued)
Simon Property Group L.P.
4.250%, 10/01/44	1,291,000	1,353,291
Ventas Realty L.P.
3.750%, 05/01/24 (g)	2,485,000	2,552,880

		9,413,335

Retail—0.2%
CVS Health Corp.
5.300%, 12/05/43 (g)	841,000	1,027,402
Debenhams plc
5.250%, 07/15/21 (GBP)	200,000	293,667
Hema Bondco I B.V.
6.250%, 06/15/19 (EUR)	100,000	90,724
Home Depot, Inc. (The)
4.400%, 03/15/45	492,000	549,335
House of Fraser Funding plc
8.875%, 08/15/18 (GBP)	178,000	279,772
Lowe’s Cos., Inc.
4.250%, 09/15/44	1,028,000	1,114,777
Macy’s Retail Holdings, Inc.
4.500%, 12/15/34	1,455,000	1,539,992
QVC, Inc.
3.125%, 04/01/19 (g)	1,176,000	1,184,086
Target Corp.
3.500%, 07/01/24	781,000	829,174
4.000%, 07/01/42 (g)	1,226,000	1,298,882
Unique Pub Finance Co. plc (The)
5.659%, 06/30/27 (GBP)	183,815	270,375
Wal-Mart Stores, Inc.
2.550%, 04/11/23 (g)	1,371,000	1,381,703
4.000%, 04/11/43	705,000	747,821

		10,607,710

Software—0.4%
Adobe Systems, Inc.
3.250%, 02/01/25	1,302,000	1,315,981
First Data Corp.
7.375%, 06/15/19 (144A)	1,245,000	1,301,025
Microsoft Corp.
3.500%, 02/12/35	2,893,000	2,885,377
3.750%, 02/12/45 (g)	2,973,000	2,984,327
Oracle Corp.
2.800%, 07/08/21	5,861,000	6,070,730
4.300%, 07/08/34	2,053,000	2,227,636

		16,785,076

Telecommunications—1.7%
Altice S.A.
6.250%, 02/15/25 (EUR)	261,000	280,570
7.250%, 05/15/22 (EUR)	100,000	112,041
America Movil S.A.B. de C.V.
2.375%, 09/08/16	7,975,000	8,105,710
AT&T, Inc.
2.300%, 03/11/19 (g)	4,064,000	4,095,118

MSF-28

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
AT&T, Inc.
2.375%, 11/27/18	1,678,000	$1,699,599
3.000%, 02/15/22 (g)	1,831,000	1,837,260
3.875%, 08/15/21	2,460,000	2,606,102
4.300%, 12/15/42	3,739,000	3,576,372
4.800%, 06/15/44	765,000	783,384
Cisco Systems, Inc.
2.125%, 03/01/19 (g)	895,000	913,326
Juniper Networks, Inc.
3.300%, 06/15/20	1,527,000	1,545,274
Level 3 Financing, Inc.
8.125%, 07/01/19	5,270,000	5,540,087
Orange S.A.
4.000%, 10/01/21 (EUR) (b)	300,000	344,731
Sprint Communications, Inc.
9.000%, 11/15/18 (144A)	10,180,000	11,681,550
Sprint Corp.
7.875%, 09/15/23	3,535,000	3,605,700
T-Mobile USA, Inc.
6.633%, 04/28/21	1,345,000	1,408,888
6.731%, 04/28/22	1,295,000	1,362,988
6.836%, 04/28/23	410,000	431,525
Telecom Italia S.p.A.
4.875%, 09/25/20 (EUR)	200,000	245,398
Telenet Finance V Luxembourg SCA
6.750%, 08/15/24 (EUR)	320,000	385,370
Verizon Communications, Inc.
2.625%, 02/21/20	5,393,000	5,486,622
3.450%, 03/15/21	3,026,000	3,164,730
3.850%, 11/01/42	3,733,000	3,391,117
4.400%, 11/01/34	4,500,000	4,583,943
4.862%, 08/21/46	4,110,000	4,302,903
Virgin Media Secured Finance plc
6.000%, 04/15/21 (GBP)	440,000	684,286
Vodafone Group plc
2.500%, 09/26/22 (g)	1,326,000	1,282,408
Wind Acquisition Finance S.A.
4.071%, 07/15/20 (EUR) (b)	100,000	107,256

		73,564,258

Transportation—0.4%
Burlington Northern Santa Fe LLC
3.000%, 03/15/23	1,595,000	1,627,024
4.150%, 04/01/45	759,000	789,543
CSX Corp.
4.100%, 03/15/44 (g)	1,156,000	1,203,963
FedEx Corp.
4.100%, 02/01/45	1,378,000	1,375,925
4.900%, 01/15/34	2,514,000	2,830,764
Gategroup Finance Luxembourg S.A.
6.750%, 03/01/19 (EUR)	230,000	260,909
Ryder System, Inc.
2.450%, 09/03/19	3,477,000	3,483,106
Silk Bidco A/S
7.500%, 02/01/22 (EUR)	200,000	222,577

Transportation—(Continued)
Union Pacific Corp.
3.875%, 02/01/55	434,000	423,360
4.821%, 02/01/44	1,406,000	1,670,473
Union Pacific Railroad Co. Pass-Through Trust
3.227%, 05/14/26	3,140,000	3,181,134

		17,068,778

Trucking & Leasing—0.1%
GATX Corp.
2.600%, 03/30/20	1,752,000	1,756,685
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
3.375%, 02/01/22 (144A) (g)	2,796,000	2,795,139

		4,551,824

Total Corporate Bonds & Notes (Cost $1,106,175,807)		1,125,570,421

Asset-Backed Securities—12.4%

Asset-Backed - Automobile—0.5%
AUTO ABS SRL
2.800%, 04/27/25 (EUR)	1,031,007	1,115,409
Chrysler Capital Auto Receivables Trust
0.560%, 12/15/16 (144A)	503,708	503,769
0.850%, 05/15/18 (144A)	2,295,000	2,295,567
1.270%, 03/15/19 (144A)	3,175,000	3,182,325
1.760%, 08/15/19 (144A)	1,670,000	1,680,595
1.780%, 06/17/19 (144A)	1,455,000	1,467,324
2.240%, 09/16/19 (144A)	1,515,000	1,529,656
2.280%, 11/15/19 (144A)	2,150,000	2,169,255
Santander Drive Auto Receivables Trust
1.420%, 08/16/18 (144A)	558,682	555,889
1.430%, 11/16/18 (144A)	1,228,417	1,232,397
1.430%, 02/19/19 (144A)	696,455	699,123
1.430%, 04/16/19 (144A)	1,104,432	1,100,124
1.430%, 06/18/19 (144A)	1,143,101	1,142,758
1.430%, 12/17/19 (144A)	2,148,894	2,156,243

		20,830,434

Asset-Backed - Credit Card—0.1%
CHLUPA Trust
3.326%, 08/15/20 (144A)	3,786,001	3,800,464

Asset-Backed - Home Equity—0.3%
Bear Stearns Asset-Backed Securities I Trust
0.311%, 12/25/36 (b)	3,038,783	2,345,205
GSAA Home Equity Trust
0.454%, 10/25/35 (b)	4,559,665	4,216,044
Home Loan Mortgage Loan Trust
0.535%, 04/15/36 (b)	1,545,739	1,361,192
Morgan Stanley Mortgage Loan Trust
0.394%, 04/25/37 (b)	10,869,567	5,189,490

MSF-29

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Home Equity—(Continued)
Option One Mortgage Loan Trust
1.299%, 11/25/32 (b)	165,209	$151,474

		13,263,405

Asset-Backed - Other—7.1%
ALM VII R, Ltd.
2.106%, 04/24/24 (144A) (b)	1,730,000	1,716,165
ALM VII R-2, Ltd.
2.106%, 04/24/24 (144A) (b)	2,448,000	2,437,400
American Homes 4 Rent
1.250%, 06/17/31 (144A) (b)	516,984	511,386
American Homes 4 Rent Trust
3.678%, 12/17/36 (144A)	3,733,643	3,853,624
3.786%, 10/17/36 (144A)	2,419,406	2,519,412
Apidos CDO
2.117%, 07/15/23 (144A) (b)	2,065,000	2,065,000
Battalion CLO, Ltd.
1.657%, 10/22/25 (144A) (b)	5,205,000	5,179,090
Bayview Opportunity Master Fund lIa Trust
3.721%, 02/28/35 (144A) (b)	1,286,278	1,287,029
Bayview Opportunity Master Fund lIIa Trust
Zero Coupon, 11/28/29 (144A) (b)	3,663,331	3,681,868
BCMSC Trust
7.575%, 06/15/30 (b)	1,303,240	726,072
7.830%, 06/15/30 (b)	1,209,423	695,621
8.290%, 06/15/30 (b)	2,071,282	1,258,737
Benefit Street Partners CLO II, Ltd.
1.453%, 07/15/24 (144A) (b)	2,240,000	2,198,719
Carlyle Global Market Strategies CLO, Ltd.
1.647%, 01/20/25 (144A) (b)	7,820,000	7,797,455
Chase Funding Trust
6.333%, 04/25/32	747,213	760,860
CIFC Funding, Ltd.
1.553%, 01/19/23 (144A) (b)	7,315,000	7,304,686
1.743%, 05/24/26 (144A) (b)	2,780,000	2,776,186
1.820%, 01/17/27 (144A) (b)	4,035,000	4,037,929
Countrywide Asset-Backed Certificates
0.334%, 01/25/46 (b)	5,607,331	4,992,442
0.394%, 12/25/25 (b)	174,661	482,791
CT CDO IV, Ltd.
0.486%, 10/20/43 (144A) (b)	3,092,615	3,079,657
DCP Rights LLC
5.463%, 10/25/44 (144A)	7,094,000	7,045,761
Dryden XXIV Senior Loan Fund
1.687%, 11/15/23 (144A) (b)	4,250,000	4,237,297
Dryden XXVIII Senior Loan Fund
1.358%, 08/15/25 (144A) (b)	1,035,000	1,016,305
First Franklin Mortgage Loan Trust
0.384%, 12/25/36 (b)	13,770,880	8,632,786
GFT Mortgage Loan Trust
3.721%, 01/25/55 (144A)	2,084,133	2,073,920
GT Loan Financing I, Ltd.
1.526%, 10/28/24 (144A) (b)	5,670,000	5,623,699
ING Investment Management CLO, Ltd.
1.406%, 04/25/25 (144A) (b)	1,780,000	1,757,083

Asset-Backed - Other—(Continued)
ING Investment Management Co.
1.643%, 10/15/23 (144A) (b)	1,180,000	1,175,276
1.707%, 01/18/26 (144A) (b)	3,140,000	3,129,377
1.783%, 10/15/22 (144A) (b)	3,395,000	3,395,003
Invitation Homes Trust
1.177%, 06/17/31 (144A) (b)	4,180,000	4,132,641
1.277%, 09/17/31 (144A) (b)	2,865,000	2,835,694
1.375%, 12/17/31 (144A) (b)	2,577,000	2,567,826
1.528%, 06/17/32 (144A)	1,070,000	1,071,589
KKR Financial CLO, Ltd.
1.403%, 07/15/25 (144A) (b)	4,895,000	4,810,449
Knollwood CDO, Ltd.
3.451%, 01/10/39 (144A) (b) (i)	767,032	8
Long Beach Mortgage Loan Trust
0.334%, 11/25/36 (b)	3,436,548	1,735,206
0.354%, 03/25/46 (b)	3,366,805	2,371,295
0.394%, 11/25/36 (b)	679,409	346,708
Merrill Lynch First Franklin Mortgage Loan Trust
0.414%, 05/25/37 (b)	14,060,100	8,362,118
NextGear Floorplan Master Owner Trust
1.920%, 10/15/19 (144A)	7,445,000	7,476,745
Northwoods Capital IX, Ltd.
1.677%, 01/18/24 (144A) (b)	5,070,000	5,033,354
Oaktree EIF II, Ltd.
2.604%, 11/15/25 (144A) (b)	1,445,000	1,443,809
Octagon Investment Partners XVI, Ltd.
1.377%, 07/17/25 (144A) (b)	5,600,000	5,521,628
OHA Loan Funding, Ltd.
1.532%, 08/23/24 (144A) (b)	5,670,000	5,625,156
OneMain Financial Issuance Trust
2.430%, 06/18/24 (144A)	8,865,000	8,878,386
2.470%, 09/18/24 (144A)	9,640,000	9,615,225
3.020%, 09/18/24 (144A)	1,325,000	1,314,003
4.330%, 09/18/24 (144A)	3,075,000	3,040,160
OZLM Funding IV, Ltd.
1.407%, 07/22/25 (144A) (b)	9,625,000	9,486,342
OZLM Funding, Ltd.
1.735%, 10/30/23 (144A) (b)	8,930,000	8,913,399
PFS Financing Corp.
0.775%, 10/15/19 (144A) (b)	9,335,000	9,339,938
1.275%, 02/15/18 (144A) (b)	4,230,000	4,240,795
PFS Tax Lien Trust
1.440%, 04/15/16 (144A)	4,371,125	4,380,934
Race Point VIII CLO, Ltd.
1.482%, 02/20/25 (144A) (b)	1,635,000	1,617,844
Silvermore CLO, Ltd.
1.707%, 05/15/26 (144A) (b)	6,520,000	6,464,124
Sound Point CLO, Ltd.
1.626%, 01/21/26 (144A) (b)	2,185,000	2,164,159
SpringCastle America Funding LLC
2.700%, 05/25/23 (144A)	12,405,759	12,437,691
4.610%, 10/25/27 (144A)	7,845,000	7,975,431
Springleaf Funding Trust
3.160%, 11/15/24 (144A)	6,505,000	6,566,661

MSF-30

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Structured Asset Investment Loan Trust
0.654%, 09/25/35 (b)	1,069,000	$951,598
Sunset Mortgage Loan Co. LLC
3.721%, 11/16/44 (144A)	2,660,667	2,649,147
SWAY Residential Trust
1.477%, 01/17/32 (144A) (b)	6,082,613	6,074,541
Symphony CLO XII, Ltd.
1.553%, 10/15/25 (144A) (b)	8,810,000	8,734,313
Symphony CLO XV, Ltd.
2.403%, 10/17/26 (144A) (b)	6,170,000	6,186,930
TICP CLO III, Ltd.
2.590%, 01/20/27 (144A) (b)	340,000	340,611
U.S. Residential Opportunity Fund Trust
3.721%, 02/27/35 (144A)	1,693,919	1,694,154
3.721%, 01/27/35 (144A)	6,332,328	6,353,453
Venture XIX CLO, Ltd.
1.853%, 01/15/27 (144A) (b)	1,715,000	1,716,790
2.703%, 01/15/27 (144A) (b)	715,000	716,873
Vibrant CLO, Ltd.
1.737%, 07/17/24 (144A) (b)	16,240,000	16,184,167
2.657%, 07/17/24 (144A) (b)	3,060,000	3,060,040
Voya CLO, Ltd.
2.220%, 10/15/22 (144A) (b)	1,670,000	1,670,000
Ziggurat CLO I, Ltd.
1.860%, 10/17/26 (144A) (b)	12,105,000	12,104,758

		315,655,329

Asset-Backed - Student Loan—4.4%
Navient Private Education Loan Trust
0.875%, 09/16/24 (144A) (b)	3,943,514	3,935,584
1.403%, 12/15/28 (144A) (b)	1,885,000	1,894,123
1.903%, 11/15/30 (144A) (b)	1,733,000	1,733,071
1.925%, 10/17/44 (144A) (b)	4,595,000	4,544,294
Nelnet Student Loan Trust
0.712%, 08/23/36 (144A) (b)	4,030,000	3,795,945
1.912%, 11/25/24 (b)	6,095,000	6,308,855
Scholar Funding Trust
0.828%, 01/30/45 (144A) (b)	11,126,039	11,025,215
1.156%, 10/28/43 (144A) (b)	1,434,657	1,442,816
SLC Private Student Loan Trust
0.423%, 07/15/36 (b)	7,318,224	7,264,574
3.675%, 07/15/42 (144A) (b)	3,390,110	3,539,471
SLM Private Credit Student Loan Trust
0.441%, 03/15/23 (b)	1,075,646	1,062,166
0.451%, 03/15/23 (b)	7,951,190	7,890,960
0.461%, 12/15/23 (b)	11,651,784	11,533,623
0.471%, 06/15/21 (b)	3,774,632	3,750,768
0.601%, 03/15/24 (b)	4,800,000	4,594,814
0.821%, 12/16/30 (b)	4,203,779	4,145,107
SLM Private Education Loan Trust
0.775%, 08/15/22 (144A) (b)	4,365,116	4,368,962
1.025%, 02/15/22 (144A) (b)	2,979,176	2,988,718
1.575%, 08/15/25 (144A) (b)	6,823,088	6,887,000
1.575%, 10/15/31 (144A) (b)	3,740,000	3,785,879
1.770%, 05/17/27 (144A)	3,985,000	3,975,854

Asset-Backed - Student Loan—(Continued)
SLM Private Education Loan Trust
1.850%, 06/17/30 (144A)	25,300,000	25,129,149
2.090%, 06/15/45 (144A)	4,455,000	4,486,408
2.425%, 06/16/42 (144A) (b)	3,271,000	3,458,785
2.500%, 03/15/47 (144A)	720,000	698,887
2.675%, 01/15/43 (144A) (b)	5,200,000	5,526,550
2.940%, 10/15/31 (144A)	7,000,000	7,204,883
3.000%, 05/16/44 (144A)	970,000	956,116
3.310%, 10/15/46 (144A)	6,235,000	6,487,150
3.422%, 10/17/44 (144A) (b)	3,420,000	3,674,814
3.480%, 10/15/30 (144A)	3,180,000	3,306,914
3.740%, 02/15/29 (144A)	1,685,000	1,775,633
3.830%, 01/17/45 (144A)	8,460,000	8,943,667
4.540%, 10/17/44 (144A)	5,040,000	5,429,355
SLM Student Loan Trust
1.956%, 07/25/23 (b)	10,876,000	11,319,023
SMB Private Education Loan Trust
0.675%, 09/15/21 (144A) (b)	5,492,698	5,489,809
SoFi Professional Loan Program LLC
2.420%, 03/25/30 (144A)	2,296,438	2,295,963

		196,650,905

Total Asset-Backed Securities (Cost $543,415,045)		550,200,537

Mortgage-Backed Securities—8.9%

Collateralized Mortgage Obligations—2.4%
American Home Mortgage Investment Trust
2.078%, 05/25/47 (c)	3,693,601	645,502
Banc of America Alternative Loan Trust
5.500%, 10/25/35	2,645,899	2,418,905
Bear Stearns Asset-Backed Securities I Trust
5.750%, 12/25/35	4,081,642	3,808,825
5.750%, 02/25/36	4,576,875	3,771,121
Countrywide Alternative Loan Trust
0.314%, 05/25/47 (b)	5,370,747	4,458,472
0.364%, 10/25/46 (b)	2,295,221	1,998,204
0.366%, 03/20/47 (b)	3,181,631	2,505,474
0.376%, 07/20/46 (b)	5,457,973	3,905,605
0.384%, 07/25/46 (b)	2,819,141	2,415,226
0.474%, 01/25/36 (b)	1,080,053	867,254
1.858%, 11/25/46 (b)	5,365,837	4,560,012
5.500%, 04/25/37	1,594,535	1,308,126
6.000%, 05/25/37	5,135,916	4,320,168
6.500%, 09/25/37	11,670,103	9,352,794
Countrywide Home Loan Mortgage Pass-Through Trust
0.374%, 04/25/46 (b)	1,189,025	955,976
1.088%, 04/25/46 (b)	5,869,252	3,270,864
Credit Suisse Mortgage Capital Certificates
2.394%, 03/27/37 (144A) (b)	1,449,994	1,423,788
2.651%, 05/27/36 (144A) (b)	3,139,099	3,125,642
4.741%, 08/27/46 (144A) (b)	4,015,404	3,923,262

MSF-31

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
CSMC Trust
1.000%, 02/25/55	2,090,000	$2,037,750
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.324%, 12/25/36 (b)	5,046,771	4,304,098
0.676%, 01/27/37 (144A) (b)	970,520	1,415,748
Fannie Mae Connecticut Avenue Securities
4.574%, 01/25/24 (b)	2,721,000	2,824,782
5.424%, 10/25/23 (b)	7,415,000	8,105,574
GSR Mortgage Loan Trust
6.000%, 07/25/37	1,722,214	1,551,737
JP Morgan Alternative Loan Trust
2.692%, 05/25/37 (b)	582,573	465,358
JP Morgan Madison Avenue Securities Trust
2.424%, 11/25/24 (144A) (b)	2,184,451	2,191,947
JP Morgan Mortgage Trust
6.500%, 08/25/36	638,379	540,340
LSTAR Securities Investment Trust
2.171%, 01/01/20 (144A) (b)	1,883,188	1,876,698
2.176%, 03/01/20 (144A) (b)	2,790,000	2,769,304
3.271%, 09/01/21 (144A) (b)	9,518,187	9,538,747
MASTR Resecuritization Trust
0.606%, 08/25/37 (144A) (b)	2,223,630	1,618,305
Merrill Lynch Mortgage Investors Trust
2.659%, 05/25/36 (b)	3,266,019	2,640,759
Morgan Stanley Resecuritization Trust
0.344%, 11/26/33 (144A) (b)	1,996,570	1,782,937
Structured Adjustable Rate Mortgage Loan Trust
2.702%, 04/25/47 (b)	2,315,842	1,821,370
Structured Asset Mortgage Investments II Trust
0.404%, 02/25/36 (b)	3,150,932	2,508,813
Wells Fargo Mortgage-Backed Securities Trust
2.624%, 07/25/36 (b)	1,219,269	1,207,478

		108,236,965

Commercial Mortgage-Backed Securities—6.5%
BAMLL Commercial Mortgage Securities Trust
1.572%, 12/15/31 (144A) (b)	2,510,000	2,513,931
Banc of America Commercial Mortgage Trust
5.482%, 01/15/49 (b)	630,000	656,525
5.575%, 06/10/49 (b)	7,774,043	8,289,102
5.772%, 02/10/51 (b)	2,590,000	2,762,219
Barclays Commercial Mortgage Trust
3.375%, 03/15/36 (144A) (b)	1,670,000	1,715,965
Bayview Commercial Asset Trust
2.924%, 07/25/38 (144A) (b)	1,763,622	1,737,154
BB-UBS Trust
0.596%, 11/05/36 (144A) (b) (c)	85,480,000	4,566,427
Bear Stearns Commercial Mortgage Securities Trust
5.317%, 02/11/44	5,996,198	6,342,934
5.708%, 06/11/40 (b)	1,281,000	1,394,498

Commercial Mortgage-Backed Securities—(Continued)
BHMS Mortgage Trust
1.672%, 07/05/33 (144A) (b)	2,695,000	2,742,189
Carefree Portfolio Trust
1.495%, 11/15/19 (144A) (b)	1,370,000	1,366,772
3.425%, 11/15/19 (144A) (b)	2,215,000	2,221,645
CD Mortgage Trust
6.124%, 11/15/44 (b)	661,500	724,849
CDGJ Commercial Mortgage Trust
1.575%, 12/15/27 (144A) (b)	4,070,000	4,073,671
Citigroup Commercial Mortgage Trust
0.925%, 06/15/33 (144A) (b)	5,275,000	5,249,917
3.518%, 05/10/35 (144A) (b)	680,000	636,387
COBALT CMBS Commercial Mortgage Trust
5.761%, 05/15/46 (b)	4,494,000	4,851,206
Commercial Mortgage Pass-Through Certificates
0.053%, 02/10/35 (144A) (b) (c)	60,958,000	542,526
1.517%, 10/13/28 (144A) (b)	5,888,061	5,901,379
1.524%, 03/10/46 (b) (c)	38,704,805	2,455,123
1.766%, 01/10/46 (b) (c)	82,440,127	6,768,170
3.309%, 03/10/48	3,840,000	3,990,248
3.367%, 02/10/28 (144A)	3,665,000	3,797,761
3.400%, 10/05/30 (144A)	4,845,000	4,968,848
3.590%, 11/10/47	351,000	373,404
3.611%, 08/10/49 (144A) (b)	900,000	958,376
3.677%, 06/11/27 (144A) (b)	4,175,000	4,164,638
4.172%, 10/15/31 (144A) (b)	2,845,000	2,619,346
4.339%, 12/10/47	555,000	594,227
5.543%, 12/11/49 (144A) (b)	2,690,000	2,849,555
Credit Suisse Commercial Mortgage Trust
5.448%, 01/15/49 (b)	5,729	5,711
Credit Suisse First Boston Mortgage Securities Corp.
4.771%, 07/15/37	1,090,000	1,091,259
CSAIL Commercial Mortgage Trust
3.505%, 04/15/50	715,000	755,252
DBRR Trust
1.636%, 12/18/49 (144A) (b)	3,702,956	3,720,360
5.707%, 06/17/49 (144A) (b)	3,160,000	3,385,090
Del Coronado Trust
5.175%, 03/15/18 (144A) (b)	2,555,000	2,561,388
Extended Stay America Trust
2.675%, 12/05/31 (144A)	3,210,000	3,218,924
2.958%, 12/05/31 (144A)	4,640,000	4,744,460
GAHR Commericial Mortgage Trust
1.475%, 12/15/16 (144A) (b)	2,123,000	2,122,452
3.382%, 12/15/19 (144A)	5,307,000	4,752,726
Greenwich Capital Commercial Mortgage Trust
5.867%, 12/10/49 (b)	3,255,000	3,523,638
GS Mortgage Securities Corp. II
1.724%, 02/10/46 (b) (c)	106,344,202	10,091,639
3.436%, 12/10/27 (144A) (b)	9,462,358	9,060,889
GS Mortgage Securities Trust
1.213%, 04/10/47 (b) (c)	11,342,123	849,049

MSF-32

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Hilton USA Trust
0.088%, 11/05/30 (144A) (b) (c)	64,000,000	$40,000
5.222%, 11/05/30 (144A) (b)	6,747,000	6,930,228
Houston Galleria Mall Trust
3.087%, 03/05/37 (144A)	2,750,000	2,786,633
JPMorgan Chase Commercial Mortgage Securities Corp.
1.887%, 12/15/47 (b) (c)	9,642,509	880,130
JPMorgan Chase Commercial Mortgage Securities Trust
0.585%, 04/15/46 (b) (c)	4,900,000	199,832
1.000%, 08/15/46 (b) (c)	74,387,257	3,146,135
1.428%, 01/15/32 (144A) (b)	1,840,000	1,838,580
1.568%, 04/15/46 (b) (c)	27,609,885	2,336,459
1.575%, 11/15/31 (144A) (b)	3,355,000	3,358,979
1.678%, 02/12/51 (b)	1,270,672	1,249,515
3.429%, 06/10/27 (144A)	1,140,000	1,187,352
3.478%, 01/15/32 (144A) (b)	880,000	880,560
3.958%, 04/15/46 (b)	2,230,000	2,270,475
5.431%, 06/12/47 (b)	11,211,026	11,882,409
5.439%, 01/15/49	2,337,194	2,502,560
6.075%, 02/12/51 (b)	640,000	673,514
Merrill Lynch Mortgage Trust
5.282%, 11/12/37 (b)	5,045,000	5,143,448
5.837%, 06/12/50 (b)	2,961,860	3,102,007
Morgan Stanley Bank of America Merrill Lynch Trust
1.225%, 11/15/46 (b) (c)	33,464,774	2,434,295
3.101%, 12/15/47	1,018,000	1,068,150
Morgan Stanley Capital I Trust
0.346%, 02/12/44 (b)	720,000	698,032
5.312%, 03/15/44	2,140,886	2,266,843
5.406%, 03/15/44	3,090,000	3,292,145
5.665%, 04/15/49 (b)	3,880,543	4,175,666
5.671%, 04/12/49 (b)	8,065,000	8,594,121
5.909%, 06/11/49 (b)	8,726,000	9,354,098
Morgan Stanley Re-REMIC Trust
Zero Coupon, 03/23/51 (144A) (j)	2,517,163	2,401,147
1.000%, 03/27/51 (144A)	2,687,359	2,657,529
2.000%, 07/27/49 (144A)	3,085,962	3,088,431
5.796%, 08/15/45 (144A) (b)	1,560,000	1,673,570
RBSCF Trust
5.964%, 02/16/51 (144A) (b)	9,134,817	9,512,542
SCG Trust
1.572%, 11/15/26 (144A) (b)	5,285,000	5,286,031
2.122%, 11/15/26 (144A) (b)	3,290,000	3,300,183
SFAVE Commercial Mortgage Securities Trust
4.144%, 01/05/35 (144A) (b)	929,000	970,263
STRIPs, Ltd.
0.500%, 12/25/44 (144A)	2,370,000	2,337,294
1.500%, 12/25/44 (144A)	4,189,243	4,189,243
UBS-Barclays Commercial Mortgage Trust
3.375%, 02/15/28 (144A) (b)	1,380,000	1,379,754
VFC LLC
2.750%, 07/20/30 (144A)	2,579,021	2,578,843

Commercial Mortgage-Backed Securities—(Continued)
Wachovia Bank Commercial Mortgage Trust
0.577%, 09/15/21 (144A) (b)	4,285,000	$4,186,239
5.339%, 11/15/48	945,000	1,002,113
5.632%, 10/15/48 (b)	671,000	688,460
5.964%, 02/15/51 (b)	4,054,000	4,262,130
Wells Fargo Commercial Mortgage Trust
1.152%, 02/15/48 (b) (c)	8,920,000	660,160
Wells Fargo Resecuritization Trust
1.750%, 08/20/21 (144A)	2,038,533	2,038,533
WF-RBS Commercial Mortgage Trust
0.991%, 11/15/47 (b) (c)	25,883,728	1,772,181
1.234%, 05/15/47 (b) (c)	12,216,352	910,106
1.455%, 03/15/47 (b) (c)	27,483,460	2,264,857
1.490%, 03/15/48 (144A) (b) (c)	64,678,187	5,098,840
1.787%, 12/15/45 (144A) (b) (c)	20,938,055	2,001,364

		288,263,808

Total Mortgage-Backed Securities (Cost $406,935,170)		396,500,773

Foreign Government—3.0%

Sovereign—3.0%
Brazilian Government International Bond
4.250%, 01/07/25 (g)	7,906,000	7,747,880
Colombia Government International Bonds
4.000%, 02/26/24 (g)	5,175,000	5,335,425
4.375%, 03/21/23 (COP)	792,000,000	277,066
Indonesia Government International Bonds
5.375%, 10/17/23 (144A)	1,350,000	1,510,313
5.875%, 01/15/24 (144A)	3,190,000	3,688,438
Indonesia Treasury Bonds
8.375%, 03/15/24 (IDR)	52,199,000,000	4,237,800
8.375%, 03/15/34 (IDR)	31,899,000,000	2,588,515
Italy Buoni Poliennali Del Tesoro
2.100%, 09/15/21 (EUR) (e)	5,306,245	6,588,987
2.350%, 09/15/19 (EUR) (e)	14,379,415	17,437,446
Mexican Bonos
4.750%, 06/14/18 (MXN)	163,600,000	10,730,995
5.000%, 12/11/19 (MXN)	19,000,000	1,230,700
6.500%, 06/09/22 (MXN)	106,800,000	7,318,868
8.000%, 12/07/23 (MXN)	81,000,000	6,058,302
Mexico Government International Bonds
4.000%, 10/02/23	21,628,000	22,882,424
4.600%, 01/23/46	2,246,000	2,296,535
Peruvian Government International Bond
7.350%, 07/21/25	2,900,000	3,944,000
Poland Government International Bond
5.000%, 03/23/22	3,500,000	4,020,625
Slovenia Government International Bonds
4.125%, 02/18/19 (144A)	2,015,000	2,130,343
5.250%, 02/18/24 (144A)	1,744,000	2,001,676
5.500%, 10/26/22 (144A)	1,393,000	1,605,488

MSF-33

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
South Africa Government Bonds
7.750%, 02/28/23 (ZAR)	45,515,000	$3,788,226
8.000%, 01/31/30 (ZAR)	25,286,000	2,055,360
South Africa Government International Bond
4.665%, 01/17/24 (g)	2,600,000	2,749,500
Turkey Government International Bond
5.750%, 03/22/24 (g)	10,500,000	11,677,050

Total Foreign Government (Cost $135,681,044)		133,901,962

Municipals—1.9%
Bay Area Toll Authority
5.000%, 10/01/54	1,370,000	1,534,784
Board of Governors of Colorado State University System
5.000%, 03/01/45	445,000	506,908
Casino Reinvestment Development Authority
5.250%, 11/01/44	480,000	517,426
Central Texas Turnpike System
5.000%, 08/15/37	960,000	1,060,387
Chicago Board of Education
5.000%, 12/01/42	1,155,000	1,139,592
Los Angeles Community College District
6.600%, 08/01/42	1,150,000	1,643,856
Los Angeles Department of Water & Power
5.000%, 07/01/44	480,000	554,885
Lower Colorado River Authority
Series B
5.000%, 05/15/24	570,000	683,459
5.000%, 05/15/26	590,000	706,525
Massachusetts School Building Authority
5.000%, 08/15/30	2,275,000	2,678,881
Metropolitan Transportation Authority Build America Bonds
5.250%, 11/15/55	4,640,000	5,309,598
6.668%, 11/15/39	170,000	238,464
6.814%, 11/15/40	1,005,000	1,415,975
Municipal Electric Authority of Georgia, Build America Bonds
6.637%, 04/01/57	1,000,000	1,334,880
New Castle County
5.000%, 10/01/40	1,000,000	1,194,700
New Jersey State Turnpike Authority
7.414%, 01/01/40	1,451,000	2,180,098
New York City Water & Sewer System
5.375%, 06/15/43	2,360,000	2,767,548
5.500%, 06/15/43	2,825,000	3,338,359
5.882%, 06/15/44	1,150,000	1,556,617
New York State Dormitory Authority Build America Bonds
5.389%, 03/15/40	1,075,000	1,373,302
New York State Urban Development Corp.
5.000%, 03/15/44	965,000	1,105,707
North Carolina State Medical Care Commission
5.000%, 06/01/40	885,000	996,041
5.000%, 06/01/45	885,000	994,430
Orange County Sanitation District
Series A
5.000%, 02/01/29	965,000	1,178,960
5.000%, 02/01/34	500,000	598,810
Pennsylvania Economic Development Financing Authority
5.000%, 12/31/38	560,000	611,302
Port Authority of New York & New Jersey
4.960%, 08/01/46	1,910,000	2,320,058
Royal Oak Hospital Finance Authority
5.000%, 09/01/39	1,430,000	1,595,265
Sales Tax Asset Receivable Corp.
5.000%, 10/15/24	4,830,000	6,096,329
Salt Verde Financial Corp.
5.000%, 12/01/37	655,000	769,265
State of California General Obligation Unlimited
5.000%, 10/01/25	965,000	1,177,638
5.000%, 10/01/44	2,040,000	2,334,780
State of California General Obligation Unlimited, Build America Bonds
7.550%, 04/01/39	780,000	1,222,322
7.600%, 11/01/40	4,580,000	7,211,027
State of Delaware General Obligation Unlimited
5.000%, 07/01/22	960,000	1,179,955
State of Illinois, Build America Bonds
5.100%, 06/01/33	5,120,000	5,178,880
State of Maryland General Obligation Unlimited
5.000%, 08/01/22	965,000	1,184,769
State of Mississippi General Obligation Unlimited
5.000%, 10/01/26	850,000	1,061,854
State of North Carolina
5.000%, 05/01/27	960,000	1,165,114
State of Texas General Obligation Unlimited
5.000%, 10/01/44	965,000	1,125,904
University of California CA, Revenue
4.858%, 05/15/2112	980,000	1,038,673
University of Kentucky KY, Revenue
Series B
5.000%, 10/01/21	500,000	600,895
5.000%, 10/01/27	1,755,000	2,144,943
University of Virginia VA, Revenue
5.000%, 04/01/45	1,025,000	1,219,176
Series B
5.000%, 08/01/21	415,000	503,295
Utah Transit Authority Series A
5.000%, 06/15/24	960,000	1,195,411
5.000%, 06/15/27	3,500,000	4,333,175

MSF-34

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Municipals—(Continued)

Security Description	Principal Amount*/ Shares/ Notional	Value
Water Revenue Authority of Georgia, Build America Bonds
5.000%, 11/01/40	920,000	$1,059,960
Wisconsin Health & Educational Facilities Authority
5.000%, 08/15/39	965,000	1,078,899

Total Municipals (Cost $80,975,356)		84,019,081

Preferred Stocks—0.3%

Banks—0.1%
GMAC Capital Trust I, 8.125% (b)	250,000	6,562,500

Diversified Financial Services—0.2%
Citigroup Capital XIII, 7.875% (b)	292,339	7,752,830

Thrifts & Mortgage Finance—0.0%
Federal Home Loan Mortgage Corp. Series Z, 8.375% (b) (g) (k)	70,000	291,200
Federal National Mortgage Association Series S, 8.250% (b) (k)	70,000	291,200

		582,400

Total Preferred Stocks (Cost $14,797,285)		14,897,730

Purchased Options—0.3%

Currency Options—0.1%
EUR Put/PLN Call, Strike Price PLN 4.06, Expires 06/30/15 (Counterparty - BNP Paribas S.A.) (EUR)	3,251,400	34,331
EUR Put/PLN Call, Strike Price PLN 4.10, Expires 06/12/15 (Counterparty - Deutsche Bank AG) (EUR)	5,419,000	77,811
EUR Put/USD Call, Strike Price USD 1.07, Expires 04/09/15 (Counterparty - Citibank N.A.) (EUR)	5,070,000	40,227
EUR Put/USD Call, Strike Price USD 1.08, Expires 07/03/15 (Counterparty - Citibank N.A.) (EUR)	45,900,000	1,290,311
USD Call/CAD Put, Strike Price CAD 1.33, Expires 07/09/15 (Counterparty - BNP Paribas S.A.)	179,100,000	1,258,715
USD Call/INR Put, Strike Price INR 64.30, Expires 04/15/15 (Counterparty - Deutsche Bank AG)	3,058,000	569
USD Call/MXN Put, Strike Price MXN 15.15, Expires 04/23/15 (Counterparty - JPMorgan Chase Bank N.A.)	3,084,000	51,305
USD Call/MXN Put, Strike Price MXN 15.70, Expires 04/09/15 (Counterparty - Deutsche Bank AG)	2,714,000	3,561

Currency Options—(Continued)
USD Call/ZAR Put, Strike Price ZAR 11.65, Expires 04/29/15 (Counterparty - Goldman Sachs & Co.)	3,285,000	$157,200
USD Put/TRY Call, Strike Price TRY 2.40, Expires 04/10/15 (Counterparty - BNP Paribas S.A.)	2,258,000	2
USD Put/TRY Call, Strike Price TRY 2.50, Expires 04/10/15 (Counterparty - Goldman Sachs & Co.)	2,258,000	829
USD Put/TRY Call, Strike Price TRY 2.55, Expires 04/10/15 (Counterparty - BNP Paribas S.A.)	2,258,000	5,299

		2,920,160

Interest Rate Swaptions—0.2%
Call - OTC - 1 Year Interest Rate Swap, Exercise Rate 11.40%, Expires 07/01/15 (Counterparty - Credit Suisse International) (BRL)	65,256,000	3,578
Call - OTC - 1 Year Interest Rate Swap, Exercise Rate 11.40%, Expires 07/01/15 (Counterparty - Deutsche Bank AG) (BRL)	23,305,000	1,278
Call - OTC - 5 Year Interest Rate Swap, Exercise Rate 1.90%, Expires 08/24/15 (Counterparty - Citibank N.A.)	78,830,000	1,280,987
Call - OTC - 5 Year Interest Rate Swap, Exercise Rate 2.085%, Expires 02/10/16 (Counterparty - Bank of America N.A.)	180,118,000	3,758,234
Call - OTC - 5 Year Interest Rate Swap, Exercise Rate 2.53%, Expires 09/30/15 (Counterparty - Barclays Bank plc)	71,285,000	2,795,078
Put - OTC - 5 Year Interest Rate Swap, Exercise Rate 1.90%, Expires 08/24/15 (Counterparty - Citibank N.A.)	78,830,000	531,945
Put - OTC - 5 Year Interest Rate Swap, Exercise Rate 2.085%, Expires 02/10/16 (Counterparty - Bank of America N.A.)	180,118,000	2,088,270
Put - OTC - 5 Year Interest Rate Swap, Exercise Rate 2.53%, Expires 09/30/15 (Counterparty - Barclays Bank plc)	71,285,000	122,532

		10,581,902

Options on Exchange-Traded Futures Contracts—0.0%
Put - Eurodollar Midcurve 1 Year Futures @ 98.500, Expires 09/11/15	326	83,537
Put - Eurodollar Midcurve 1 Year Futures @ 98.625, Expires 06/12/15	172	10,750
Put - Eurodollar Midcurve 1 Year Futures @ 98.750, Expires 06/12/15	86	10,213

MSF-35

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Purchased Options—(Continued)

Security Description	Notional/ Principal Amount* Shares	Value
Put - Eurodollar Midcurve 1 Year Futures @ 98.875, Expires 06/12/15	116	$24,650

		129,150

Total Purchased Options (Cost $13,130,113)		13,631,212

Floating Rate Loan (l)—0.2%

Media—0.2%
Charter Communications Operating LLC Term Loan G, 4.250%, 09/12/21 (Cost $7,828,581)	7,865,000	7,938,121

Short-Term Investments—14.6%

Mutual Fund—3.5%
State Street Navigator Securities Lending MET Portfolio (m)	153,501,977	153,501,977

Repurchase Agreement—11.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/15 at 0.000% to be repurchased at $495,369,762 on 04/01/15, collateralized by $485,135,000 U.S. Government Agency Obligations with rates ranging from 0.375% - 5.125%, maturity dates ranging from 11/17/15 - 06/27/16, with a value of $505,278,300.	495,369,762	495,369,762

Total Short-Term Investments (Cost $648,871,739)		648,871,739

Total Investments—114.5% (Cost $5,057,134,108) (n)		5,095,966,717
Other assets and liabilities (net)—(14.5)%		(643,996,075)

Net Assets—100.0%		$4,451,970,642

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(b)	Variable or floating rate security. The stated rate represents the rate at March 31, 2015. Maturity date shown for callable securities reflects the earliest possible call date.
(c)	Interest only security.
(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2015, the market value of securities pledged was $10,195,531.
(e)	Principal amount of security is adjusted for inflation.
(f)	All or a portion of the security was pledged as collateral against open swap contracts and open forward foreign currency exchange contracts. As of March 31, 2015, the market value of securities pledged was $1,727,378.
(g)	All or a portion of the security was held on loan. As of March 31, 2015, the market value of securities loaned was $163,690,111 and the collateral received consisted of cash in the amount of $153,501,977 and non-cash collateral with a value of $15,390,545. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(h)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(i)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2015, the market value of restricted securities was $8, which is 0.0% of net assets. See details shown in the Restricted Securities table that follows.
(j)	Principal only security.
(k)	Non-income producing security.
(l)	Floating rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are determined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(m)	Represents investment of cash collateral received from securities on loan as of March 31, 2015.
(n)	As of March 31, 2015, the aggregate cost of investments was $5,057,134,108. The aggregate unrealized appreciation and depreciation of investments were $74,005,603 and $(35,172,994), respectively, resulting in net unrealized appreciation of $38,832,609.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2015, the market value of 144A securities was $728,184,519, which is 16.4% of net assets.
(ACES)—	Alternative Credit Enhancement Securities.
(ARM)—	Adjustable-Rate Mortgage
(BRL)—	Brazilian Real
(CDO)—	Collateralized Debt Obligation
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation

MSF-36

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

(COP)—	Colombian Peso
(EUR)—	Euro
(GBP)—	British Pound
(IDR)—	Indonesian Rupiah
(MXN)—	Mexican Peso
(REMIC)—	Real Estate Mortgage Investment Conduit
(ZAR)—	South African Rand

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Knollwood CDO, Ltd.	02/10/04	$767,032	$767,032	$8

TBA Forward Sale Commitments

Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Fannie Mae 15 Yr. Pool	3.500%	TBA	$(23,300,000)	$(24,688,094)	$(24,689,809)
Fannie Mae 15 Yr. Pool	3.500%	TBA	(24,892,000)	(26,314,294)	(26,408,856)
Fannie Mae 15 Yr. Pool	4.000%	TBA	(16,200,000)	(17,075,813)	(17,121,375)
Fannie Mae 30 Yr. Pool	3.000%	TBA	(2,605,000)	(2,660,153)	(2,663,206)
Fannie Mae 30 Yr. Pool	4.500%	TBA	(13,080,000)	(14,185,122)	(14,237,600)
Fannie Mae 30 Yr. Pool	4.500%	TBA	(56,210,000)	(61,056,069)	(61,167,919)
Fannie Mae 30 Yr. Pool	5.000%	TBA	(64,900,000)	(72,005,063)	(72,070,700)
Freddie Mac 30 Yr. Gold Pool	3.000%	TBA	(17,780,000)	(17,971,691)	(18,138,377)
Ginnie Mae I 30 Yr. Pool	3.500%	TBA	(18,300,000)	(19,137,797)	(19,272,188)
Ginnie Mae I 30 Yr. Pool	4.000%	TBA	(5,655,000)	(6,071,394)	(6,071,389)
Ginnie Mae I 30 Yr. Pool	4.500%	TBA	(20,400,000)	(22,532,438)	(22,491,641)
Ginnie Mae II 30 Yr. Pool	4.000%	TBA	(32,840,000)	(34,820,663)	(34,988,711)
Ginnie Mae II 30 Yr. Pool	5.000%	TBA	(1,200,000)	(1,310,250)	(1,312,687)

Totals				$(319,828,841)	$(320,634,458)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
BRL	1,660,613	BNP Paribas S.A.	04/02/15	USD	509,000	$11,315
BRL	1,670,793	Citibank N.A.	04/02/15	USD	520,821	2,684
BRL	1,731,446	Credit Suisse International	04/02/15	USD	556,735	(14,226)
BRL	1,903,505	Credit Suisse International	04/02/15	USD	610,000	(13,580)
BRL	1,683,518	Deutsche Bank AG	04/02/15	USD	509,000	18,492
BRL	1,853,180	Deutsche Bank AG	04/02/15	USD	577,675	2,978
BRL	1,902,285	Deutsche Bank AG	04/02/15	USD	610,000	(13,962)
BRL	1,911,435	Deutsche Bank AG	04/02/15	USD	610,000	(11,095)
BRL	2,301,208	Deutsche Bank AG	04/02/15	USD	717,334	3,697
BRL	1,660,104	Goldman Sachs & Co.	04/02/15	USD	509,000	11,156
BRL	1,786,680	Goldman Sachs & Co.	04/02/15	USD	560,000	(184)
BRL	1,839,455	Goldman Sachs & Co.	04/02/15	USD	573,396	2,955
BRL	1,914,180	Goldman Sachs & Co.	04/02/15	USD	596,690	3,076
BRL	1,925,770	Goldman Sachs & Co.	04/02/15	USD	600,302	3,094
BRL	1,942,545	Goldman Sachs & Co.	04/02/15	USD	610,000	(1,347)
BRL	2,338,214	Goldman Sachs & Co.	04/02/15	USD	728,870	3,757
BRL	1,679,446	HSBC Bank plc	04/02/15	USD	523,518	2,698
BRL	1,657,559	Morgan Stanley & Co.	04/02/15	USD	516,695	2,663
BRL	2,464,109	Morgan Stanley & Co.	04/02/15	USD	768,114	3,959
BRL	1,800,203	Royal Bank of Scotland plc	04/02/15	USD	556,735	7,318
BRL	17,558	UBS AG	04/02/15	USD	5,530	(29)
BRL	1,973,350	UBS AG	04/02/15	USD	610,000	8,305

MSF-37

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
BRL	6,900	UBS AG	05/05/15	USD	2,115	$29
COP	1,677,036,270	Credit Suisse International	04/06/15	USD	637,000	8,014
COP	1,634,860,500	Morgan Stanley & Co.	04/06/15	USD	629,189	(397)
COP	2,812,062,000	Royal Bank of Scotland plc	04/27/15	USD	1,096,000	(17,374)
EUR	1,267,500	Citibank N.A.	04/13/15	USD	1,361,742	1,335
EUR	884,000	Bank of America N.A.	04/21/15	USD	937,213	13,545
EUR	17,514,000	Bank of America N.A.	04/21/15	USD	18,962,618	(125,991)
EUR	8,906,000	Citibank N.A.	04/21/15	USD	9,559,555	19,011
EUR	72,000	Royal Bank of Scotland plc	04/21/15	USD	75,457	1,980
EUR	576,000	Royal Bank of Scotland plc	04/21/15	USD	653,545	(34,046)
EUR	66,000	Standard Chartered Bank	04/21/15	USD	74,645	(3,660)
EUR	180,000	State Street Bank and Trust	04/21/15	USD	203,798	(10,204)
IDR	21,169,840,000	Royal Bank of Scotland plc	04/02/15	USD	1,636,000	(16,892)
IDR	43,276,500,000	Standard Chartered Bank	04/02/15	USD	3,260,000	49,866
IDR	63,794,880,000	Standard Chartered Bank	04/02/15	USD	4,875,793	3,356
IDR	63,941,760,000	Standard Chartered Bank	04/09/15	USD	4,896,000	(14,950)
KRW	625,394,700	JPMorgan Chase Bank N.A.	04/09/15	USD	556,500	7,066
KRW	624,977,325	Standard Chartered Bank	04/09/15	USD	556,500	6,690
KRW	1,086,659,400	Bank of America N.A.	04/16/15	USD	958,000	21,008
KRW	1,104,185,000	Deutsche Bank AG	04/16/15	USD	985,000	9,798
KRW	913,198,300	JPMorgan Chase Bank N.A.	04/16/15	USD	821,000	1,731
MXN	2,497,697	Deutsche Bank AG	04/08/15	USD	166,800	(3,076)
MXN	14,709,344	JPMorgan Chase Bank N.A.	04/08/15	USD	988,000	(23,804)
MXN	30,874,943	Morgan Stanley & Co.	04/08/15	USD	2,062,200	(38,351)
MYR	5,176,845	Standard Chartered Bank	04/09/15	USD	1,395,000	1,901
PLN	10,793,134	Standard Chartered Bank	05/04/15	USD	2,894,355	(49,257)
PLN	10,804,369	Standard Chartered Bank	05/04/15	USD	2,861,428	(13,369)
TRY	1,839,750	BNP Paribas S.A.	04/07/15	USD	738,098	(31,371)
TRY	9,449,715	BNP Paribas S.A.	04/07/15	USD	3,639,726	(9,682)
TRY	24,480,000	Deutsche Bank AG	04/07/15	USD	9,252,050	151,776
TRY	5,691,847	Royal Bank of Canada	04/07/15	USD	2,182,500	3,984
TRY	2,865,854	BNP Paribas S.A.	04/13/15	USD	1,129,000	(29,860)
TRY	25,760,000	Deutsche Bank AG	04/13/15	USD	10,119,024	(239,301)
TRY	36,396,000	Deutsche Bank AG	04/16/15	USD	14,285,826	(337,924)
TRY	1,711,050	BNP Paribas S.A.	04/22/15	USD	660,000	(5,317)
TRY	1,724,316	BNP Paribas S.A.	04/22/15	USD	660,000	(241)
TRY	1,726,693	BNP Paribas S.A.	04/22/15	USD	660,000	669
TRY	2,124,191	BNP Paribas S.A.	04/22/15	USD	847,000	(34,240)
TRY	2,172,523	BNP Paribas S.A.	04/22/15	USD	825,000	6,253
TRY	2,174,040	BNP Paribas S.A.	04/22/15	USD	825,000	6,833
TRY	32,750,000	Deutsche Bank AG	05/05/15	USD	12,288,008	200,161
TRY	2,847,832	Bank of America N.A.	05/07/15	USD	1,248,294	(162,920)
TRY	3,335,345	Bank of America N.A.	05/07/15	USD	1,452,866	(181,690)
TRY	4,617,728	Bank of America N.A.	05/07/15	USD	2,014,952	(255,031)
TRY	5,227,933	Bank of America N.A.	05/07/15	USD	2,296,430	(303,946)
TRY	7,534,248	Barclays Bank plc	05/07/15	USD	3,302,742	(431,268)
TRY	25,968,000	Deutsche Bank AG	05/26/15	USD	11,448,726	(1,599,667)
TRY	28,892,500	Deutsche Bank AG	05/26/15	USD	12,603,603	(1,645,350)
TRY	46,289,500	Deutsche Bank AG	05/26/15	USD	20,236,732	(2,680,200)
TRY	46,289,500	Goldman Sachs & Co.	05/26/15	USD	20,118,872	(2,562,340)
TRY	25,760,000	BNP Paribas S.A.	07/02/15	USD	9,698,795	(15,214)
TRY	26,173,000	Deutsche Bank AG	07/02/15	USD	9,689,039	149,796
TRY	25,760,000	Deutsche Bank AG	08/12/15	USD	10,024,517	(433,007)
TRY	25,760,000	Deutsche Bank AG	10/28/15	USD	10,651,230	(1,225,079)
TRY	26,173,000	Deutsche Bank AG	12/02/15	USD	9,762,402	(257,142)
TRY	24,480,000	Deutsche Bank AG	02/02/16	USD	9,339,590	(565,620)
TRY	32,750,000	Deutsche Bank AG	02/02/16	USD	12,508,116	(770,063)

MSF-38

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
ZAR	2,391,749	BNP Paribas S.A.	04/08/15	USD	196,000	$998
ZAR	3,936,407	BNP Paribas S.A.	04/08/15	USD	328,500	(4,276)
ZAR	13,044,621	Royal Bank of Scotland plc	04/08/15	USD	1,098,000	(23,573)
ZAR	10,179,791	BNP Paribas S.A.	04/13/15	USD	827,000	10,778
ZAR	14,638,965	BNP Paribas S.A.	04/13/15	USD	1,167,000	37,760
ZAR	17,245,529	BNP Paribas S.A.	04/13/15	USD	1,458,333	(39,057)
ZAR	20,762,350	BNP Paribas S.A.	04/13/15	USD	1,750,000	(41,296)
ZAR	3,446,308	Barclays Bank plc	04/13/15	USD	291,667	(8,042)
ZAR	3,446,999	Citibank N.A.	04/13/15	USD	291,667	(7,985)
ZAR	6,885,429	Deutsche Bank AG	04/13/15	USD	583,333	(16,675)
ZAR	24,089,270	JPMorgan Chase Bank N.A.	04/13/15	USD	2,042,000	(59,497)
ZAR	12,420,782	BNP Paribas S.A.	04/15/15	USD	1,050,000	(28,126)
ZAR	8,365,172	Royal Bank of Scotland plc	04/15/15	USD	700,000	(11,786)
ZAR	8,395,664	Standard Chartered Bank	04/15/15	USD	700,000	(9,278)

Contracts to Deliver
AUD	1,977,000	Toronto Dominion Bank	04/21/15	USD	1,601,775	97,662
AUD	28,470,000	Bank of America N.A.	06/17/15	USD	22,073,019	480,957
AUD	28,023,000	Citibank N.A.	06/17/15	USD	21,346,268	93,218
BRL	1,660,613	BNP Paribas S.A.	04/02/15	USD	517,647	(2,668)
BRL	1,670,793	Citibank N.A.	04/02/15	USD	509,000	(14,505)
BRL	1,903,505	Credit Suisse International	04/02/15	USD	593,362	(3,058)
BRL	1,731,446	Credit Suisse International	04/02/15	USD	539,728	(2,782)
BRL	2,301,208	Deutsche Bank AG	04/02/15	USD	763,000	41,969
BRL	1,911,435	Deutsche Bank AG	04/02/15	USD	595,834	(3,071)
BRL	1,902,285	Deutsche Bank AG	04/02/15	USD	592,982	(3,056)
BRL	1,853,180	Deutsche Bank AG	04/02/15	USD	610,000	29,348
BRL	1,683,518	Deutsche Bank AG	04/02/15	USD	524,787	(2,705)
BRL	2,338,214	Goldman Sachs & Co.	04/02/15	USD	763,000	30,374
BRL	1,942,545	Goldman Sachs & Co.	04/02/15	USD	605,531	(3,121)
BRL	1,925,770	Goldman Sachs & Co.	04/02/15	USD	610,000	6,604
BRL	1,914,180	Goldman Sachs & Co.	04/02/15	USD	610,000	10,235
BRL	1,839,455	Goldman Sachs & Co.	04/02/15	USD	610,000	33,648
BRL	1,786,680	Goldman Sachs & Co.	04/02/15	USD	556,945	(2,871)
BRL	1,660,104	Goldman Sachs & Co.	04/02/15	USD	517,489	(2,667)
BRL	1,679,446	HSBC Bank plc	04/02/15	USD	509,000	(17,216)
BRL	2,464,109	Morgan Stanley & Co.	04/02/15	USD	763,000	(9,073)
BRL	1,657,559	Morgan Stanley & Co.	04/02/15	USD	509,000	(10,358)
BRL	1,800,203	Royal Bank of Scotland plc	04/02/15	USD	561,160	(2,892)
BRL	1,973,350	UBS AG	04/02/15	USD	615,134	(3,171)
BRL	17,558	UBS AG	04/02/15	USD	5,473	(28)
BRL	1,815,067	Royal Bank of Scotland plc	05/05/15	USD	556,735	(7,299)
CHF	21,470,106	JPMorgan Chase Bank N.A.	06/17/15	USD	22,270,000	107,882
COP	1,677,036,270	Credit Suisse International	04/06/15	USD	645,421	407
COP	1,634,860,500	Morgan Stanley & Co.	04/06/15	USD	637,000	8,208
COP	2,783,840,000	Goldman Sachs & Co.	04/27/15	USD	1,096,000	28,199
COP	919,622,530	Credit Suisse International	05/13/15	USD	351,111	(979)
EUR	71,903,000	Citibank N.A.	04/21/15	USD	82,976,062	5,643,070
EUR	8,123,000	Citibank N.A.	04/21/15	USD	8,822,910	86,475
EUR	10,337,000	Deutsche Bank AG	04/21/15	USD	11,585,503	467,870
EUR	230,000	JPMorgan Chase Bank N.A.	04/21/15	USD	258,924	11,554
EUR	589,400	Morgan Stanley & Co.	04/21/15	USD	659,782	25,872
EUR	340,000	Morgan Stanley & Co.	04/21/15	USD	386,723	21,047
EUR	200,000	Morgan Stanley & Co.	04/21/15	USD	218,439	3,335
EUR	122,000	Morgan Stanley & Co.	04/21/15	USD	137,519	6,306
EUR	485,000	Royal Bank of Scotland plc	04/21/15	USD	515,660	(5,967)

MSF-39

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	234,000	Royal Bank of Scotland plc	04/21/15	USD	265,134	$13,462
EUR	2,501,000	UBS AG	04/21/15	USD	2,824,039	134,168
EUR	190,000	UBS AG	04/21/15	USD	206,746	2,398
EUR	5,107,317	HSBC Bank plc	06/17/15	USD	5,577,829	80,490
GBP	3,875,000	Bank of America N.A.	04/21/15	USD	5,878,065	130,608
IDR	21,169,840,000	Royal Bank of Scotland plc	04/02/15	USD	1,617,995	(1,114)
IDR	63,794,880,000	Standered Chartered Bank	04/02/15	USD	4,896,000	16,851
IDR	43,276,500,000	Standered Chartered Bank	04/02/15	USD	3,307,589	(2,277)
IDR	3,106,780,503	Royal Bank of Scotland plc	04/09/15	USD	237,195	36
IDR	48,128,231,592	Deutsche Bank AG	06/17/15	USD	3,660,498	45,979
IDR	23,667,668,408	Deutsche Bank AG	06/17/15	USD	1,805,314	27,828
IDR	20,587,827,312	Deutsche Bank AG	06/17/15	USD	1,559,093	12,909
IDR	225,550,779	Deutsche Bank AG	06/17/15	USD	17,205	265
KRW	1,228,195,500	JPMorgan Chase Bank N.A.	04/09/15	USD	1,113,000	6,228
KRW	1,233,955,500	HSBC Bank plc	04/16/15	USD	1,095,000	(16,712)
KRW	929,372,000	HSBC Bank plc	04/16/15	USD	821,000	(16,303)
KRW	1,537,974,000	Standered Chartered Bank	04/16/15	USD	1,368,000	(17,613)
KRW	922,598,750	Standered Chartered Bank	04/16/15	USD	821,000	(10,201)
MXN	31,857,802	BNP Paribas S.A.	04/07/15	USD	2,094,195	5,779
MXN	26,163,121	JPMorgan Chase Bank N.A.	04/07/15	USD	1,753,971	38,866
MXN	107,244,000	HSBC Bank plc	04/21/15	USD	7,313,171	289,551
MXN	46,038,000	Morgan Stanley & Co.	04/21/15	USD	3,126,273	111,154
MXN	40,639,000	Standard Chartered Bank	04/21/15	USD	2,761,705	100,177
MXN	83,545,306	Morgan Stanley & Co.	05/18/15	USD	5,576,841	115,211
MXN	1,519,214	Morgan Stanley & Co.	05/18/15	USD	97,804	(1,512)
MXN	63,995,337	Morgan Stanley & Co.	05/20/15	USD	4,270,031	86,997
MXN	50,643,134	Morgan Stanley & Co.	05/26/15	USD	3,358,061	49,095
MXN	26,054,573	Morgan Stanley & Co.	05/26/15	USD	1,698,448	(3,929)
MXN	19,368,114	Morgan Stanley & Co.	05/27/15	USD	1,291,710	26,303
MYR	10,994,603	Royal Bank of Scotland plc	04/09/15	USD	3,019,500	52,756
MYR	3,805,024	Bank of America N.A.	04/16/15	USD	1,026,000	(90)
MYR	3,497,870	Royal Bank of Scotland plc	04/16/15	USD	943,000	(261)
MYR	1,262,526	Deutsche Bank AG	04/30/15	USD	341,500	1,464
PLN	12,402,169	Standered Chartered Bank	05/04/15	USD	3,345,527	76,283
PLN	9,356,232	Standered Chartered Bank	05/04/15	USD	2,524,694	58,367
TRY	24,480,000	Deutsche Bank AG	04/07/15	USD	9,892,908	489,082
TRY	1,148,690	BNP Paribas S.A.	04/13/15	USD	451,600	11,043
TRY	25,760,000	Deutsche Bank AG	04/13/15	USD	10,278,919	399,196
TRY	1,723,238	Goldman Sachs & Co.	04/13/15	USD	677,400	16,487
TRY	36,396,000	BNP Paribas S.A.	04/16/15	USD	14,982,710	1,034,808
TRY	2,538,628	BNP Paribas S.A.	04/22/15	USD	1,016,000	44,668
TRY	2,112,825	BNP Paribas S.A.	04/22/15	USD	825,000	16,589
TRY	1,740,435	BNP Paribas S.A.	04/22/15	USD	660,000	(5,927)
TRY	1,712,751	BNP Paribas S.A.	04/22/15	USD	676,000	20,666
TRY	1,687,026	BNP Paribas S.A.	04/22/15	USD	660,000	14,509
TRY	2,108,535	Deutsche Bank AG	04/22/15	USD	825,000	18,230
TRY	1,732,058	Deutsche Bank AG	04/22/15	USD	660,000	(2,722)
TRY	1,706,298	Deutsche Bank AG	04/22/15	USD	660,000	7,135
TRY	32,750,000	Deutsche Bank AG	05/05/15	USD	13,127,305	639,136
TRY	6,577,228	BNP Paribas S.A.	05/07/15	USD	2,917,119	410,388
TRY	1,958,725	Bank of America N.A.	05/07/15	USD	864,455	117,940
TRY	1,910,275	Bank of America N.A.	05/07/15	USD	833,563	105,513
TRY	1,413,154	Bank of America N.A.	05/07/15	USD	623,441	84,856
TRY	23,563,085	Deutsche Bank AG	05/07/15	USD	10,029,367	1,048,939
TRY	4,567,366	Deutsche Bank AG	05/07/15	USD	2,027,867	287,140
TRY	3,340,422	Deutsche Bank AG	05/07/15	USD	1,455,204	182,094
TRY	3,795,915	Goldman Sachs & Co.	05/07/15	USD	1,683,258	236,548

MSF-40

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
TRY	30,159,500	Bank of America N.A.	05/26/15	USD	13,287,294	$1,848,497
TRY	17,631,000	Bank of America N.A.	05/26/15	USD	7,848,208	1,161,180
TRY	30,159,500	Deutsche Bank AG	05/26/15	USD	13,181,600	1,742,802
TRY	9,135,000	Deutsche Bank AG	05/26/15	USD	4,037,212	572,519
TRY	6,851,000	Deutsche Bank AG	05/26/15	USD	3,030,343	431,918
TRY	13,702,500	Goldman Sachs & Co.	05/26/15	USD	6,023,077	826,037
TRY	13,267,000	Goldman Sachs & Co.	05/26/15	USD	5,853,777	821,912
TRY	13,267,000	Goldman Sachs & Co.	05/26/15	USD	5,859,982	828,118
TRY	8,845,000	Goldman Sachs & Co.	05/26/15	USD	3,931,461	576,758
TRY	4,422,000	Goldman Sachs & Co.	05/26/15	USD	1,975,871	298,710
TRY	37,262,930	Deutsche Bank AG	07/02/15	USD	14,362,278	354,568
TRY	26,173,000	Deutsche Bank AG	07/02/15	USD	10,090,601	251,766
TRY	24,841,960	Deutsche Bank AG	07/02/15	USD	9,575,962	237,486
TRY	704,575	State Street Bank and Trust	08/12/15	USD	261,322	(1,021)
TRY	25,760,000	BNP Paribas S.A.	10/28/15	USD	9,435,897	9,746
TRY	26,173,000	Deutsche Bank AG	12/02/15	USD	9,354,182	(151,079)
TRY	49,397,676	Deutsche Bank AG	02/02/16	USD	17,409,486	(295,323)
TRY	7,832,324	Deutsche Bank AG	02/02/16	USD	2,760,874	(46,339)
ZAR	4,627,893	BNP Paribas S.A.	04/08/15	USD	381,000	(179)
ZAR	10,496,338	Barclays Bank plc	04/08/15	USD	875,000	10,463
ZAR	14,568,711	BNP Paribas S.A.	04/13/15	USD	1,167,000	(31,979)
ZAR	12,727,816	BNP Paribas S.A.	04/13/15	USD	1,034,000	(13,476)
ZAR	35,848,757	Barclays Bank plc	04/13/15	USD	2,915,000	(35,288)
ZAR	55,338,081	Royal Bank of Scotland plc	04/13/15	USD	4,487,000	(67,224)
ZAR	51,562,564	Citibank N.A.	05/29/15	USD	4,277,198	65,406
ZAR	20,748,343	Citibank N.A.	05/29/15	USD	1,721,441	26,651

Cross Currency Contracts to Buy
PLN	8,467,012	Credit Suisse International	04/15/15	EUR	2,068,000	9,351
PLN	2,113,134	Deutsche Bank AG	04/15/15	EUR	517,000	1,383
PLN	2,112,813	Morgan Stanley & Co.	04/15/15	EUR	517,000	1,299
PLN	2,112,490	Goldman Sachs & Co.	04/15/15	EUR	517,000	1,213
PLN	2,112,400	UBS AG	04/15/15	EUR	517,000	1,189

Net Unrealized Appreciation						$9,533,975

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
U.S. Treasury Long Bond Futures	06/19/15	721	USD	116,532,999	$1,620,876
U.S. Treasury Note 10 Year Futures	06/19/15	802	USD	102,555,055	827,757
U.S. Treasury Note 2 Year Futures	06/30/15	1,873	USD	409,087,851	1,391,805
U.S. Treasury Note 5 Year Futures	06/30/15	958	USD	114,958,890	203,189
U.S. Treasury Ultra Long Bond Futures	06/19/15	917	USD	153,142,892	2,632,484

Futures Contracts—Short
90 Day Eurodollar Futures	03/14/16	(499)	USD	(123,401,148)	(300,952)
90 Day Eurodollar Futures	06/13/16	(186)	USD	(45,918,497)	(102,553)
90 Day Eurodollar Futures	09/19/16	(186)	USD	(45,815,351)	(115,024)
90 Day Eurodollar Futures	12/19/16	(784)	USD	(192,734,909)	(511,291)
90 Day Eurodollar Futures	03/13/17	(96)	USD	(23,563,069)	(64,930)
Long-Term Euro-BTP Futures	06/08/15	(44)	EUR	(6,163,964)	(23,178)

Net Unrealized Appreciation					$5,558,183

MSF-41

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Written Options

Foreign Currency Written Options	Strike Price	Counterparty	Expiration Date	Notional Amount	Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
EUR Call/PLN Put	PLN 4.160	BNP Paribas S.A.	06/30/15	(3,251,400)	$(25,311)	$(25,311)	$—
EUR Put/PLN Call	PLN 4.020	Deutsche Bank AG	06/12/15	(5,419,000)	(10,071)	(28,458)	(18,387)
EUR Put/USD Call	USD 1.020	Citibank N.A.	07/03/15	(45,900,000)	(164,980)	(437,572)	(272,592)
USD Call/MXN Put	MXN 16.100	Deutsche Bank AG	04/09/15	(2,714,000)	(15,171)	(418)	14,753
USD Call/MXN Put	MXN 15.600	JPMorgan Chase Bank N.A.	04/23/15	(4,113,000)	(13,747)	(23,177)	(9,430)
USD Call/TRY Put	TRY 2.660	UBS Securities, LLC	05/08/15	(836,000)	(19,772)	(11,932)	7,840
USD Call/ZAR Put	ZAR 3.830	Goldman Sachs & Co.	04/29/15	(4,928,000)	(54,257)	(128,685)	(74,428)
USD Put/TRY Call	TRY 2.400	Goldman Sachs & Co.	04/10/15	(2,258,000)	(7,009)	(2)	7,007
USD Put/TRY Call	TRY 2.450	BNP Paribas S.A.	04/10/15	(2,258,000)	(3,951)	(66)	3,885
USD Put/TRY Call	TRY 2.500	BNP Paribas S.A.	04/10/15	(2,258,000)	(10,929)	(829)	10,100

Totals					$(325,198)	$(656,450)	$(331,252)

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - 1 Yr. IRS	10.600%	Deutsche Bank AG	1Yr CDI	Receive	07/01/15	BRL	(23,305,000)	$(50,253)	$(248)	$50,005
Call - 1 Yr. IRS	10.600%	Credit Suisse International	1Yr CDI	Receive	07/01/15	BRL	(65,256,000)	(114,176)	(695)	113,481
Call - 1 Yr. IRS	3.830%	Credit Suisse International	28-Day TIIE	Receive	06/26/15	MXN	(144,519,600)	(14,355)	(9,162)	5,193
Call - 10 Yr. IRS	2.368%	Bank of America N.A.	3M LIBOR	Receive	02/10/16	USD	(94,777,000)	(2,917,615)	(3,354,253)	(436,638)
Call - 10 Yr. IRS	3.005%	Barclays Bank plc	3M LIBOR	Receive	09/30/15	USD	(37,775,000)	(1,063,366)	(2,993,926)	(1,930,560)
Call - 5 Yr. IRS	1.770%	Citibank N.A.	3M LIBOR	Receive	04/24/15	USD	(136,525,000)	(1,187,768)	(1,504,505)	(316,737)
Put - 10 Yr. IRS	2.368%	Bank of America N.A.	3M LIBOR	Pay	02/10/16	USD	(94,777,000)	(2,917,615)	(2,279,908)	637,707
Put - 10 Yr. IRS	3.005%	Barclays Bank plc	3M LIBOR	Pay	09/30/15	USD	(37,775,000)	(1,063,366)	(94,695)	968,671
Put - 5 Yr. IRS	1.770%	Citibank N.A.	3M LIBOR	Pay	04/24/15	USD	(136,525,000)	(723,583)	(143,351)	580,232

Totals								$(10,052,097)	$(10,380,743)	$(328,646)

Options on Exchange-Traded Futures Contracts	Strike Price	Expiration Date	Number of Contracts	Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - Eurodollar Midcurve 1 Year Futures	$98.750	09/11/15	(299)	$(118,744)	$(164,450)	$(45,706)
Put - Eurodollar Midcurve 1 Year Futures	98.380	06/12/15	(86)	(11,708)	(1,612)	10,096
Put - Eurodollar Midcurve 1 Year Futures	98.000	09/11/15	(326)	(72,850)	(18,339)	54,511

Totals				$(203,302)	$(184,401)	$18,901

Swap Agreements

OTC Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Day CDI	12.050%	01/04/21	Bank of America N.A.	BRL	2,737,312	$(14,424)	$—	$(14,424)
Pay	1-Day CDI	12.300%	01/04/16	Credit Suisse International	BRL	38,926,293	(84,212)	—	(84,212)
Pay	1-Day CDI	12.500%	01/02/17	Bank of America N.A.	BRL	15,539,799	(48,060)	—	(48,060)
Pay	1-Day CDI	12.965%	01/04/21	Bank of America N.A.	BRL	6,663,649	14,617	—	14,617
Pay	1-Day CDI	13.110%	01/02/17	JPMorgan Chase Bank N.A.	BRL	10,552,114	(8,602)	—	(8,602)
Pay	1-Day CDI	13.140%	01/02/18	Bank of America N.A.	BRL	7,436,379	—	—	—
Pay	1-Day CDI	13.340%	01/02/18	Bank of America N.A.	BRL	12,328,708	16,698	—	16,698
Pay	1 Yr CDI	11.120%	01/04/16	Credit Suisse International	BRL	7,208,000	(36,488)	—	(36,488)
Pay	1 Yr CDI	11.255%	01/04/16	Morgan Stanley & Co.	BRL	6,692,000	(31,311)	—	(31,311)
Pay	1 Yr CDI	11.360%	01/04/16	Credit Suisse International	BRL	27,646,823	(116,556)	—	(116,556)
Pay	1 Yr CDI	11.720%	01/04/21	JPMorgan Chase Bank N.A.	BRL	1,306,000	(10,527)	—	(10,527)

MSF-42

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Swap Agreements—(Continued)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1 Yr CDI	11.825%	01/04/16	JPMorgan Chase Bank N.A.	BRL	32,000,000	$(56,430)	$—	$(56,430)
Pay	1 Yr CDI	11.850%	01/04/16	JPMorgan Chase Bank N.A.	BRL	17,400,000	(51,258)	—	(51,258)
Pay	1 Yr CDI	11.910%	01/04/16	JPMorgan Chase Bank N.A.	BRL	13,920,000	(18,954)	—	(18,954)
Pay	1 Yr CDI	12.180%	01/02/17	JPMorgan Chase Bank N.A.	BRL	8,036,000	(33,351)	—	(33,351)
Pay	28-Day TIIE	4.190%	12/16/16	Deutsche Bank AG	MXN	86,478,000	3,416	—	3,416
Pay	28-Day TIIE	4.805%	01/28/20	Bank of America N.A.	MXN	18,250,500	(24,088)	—	(24,088)
Pay	28-Day TIIE	5.230%	03/12/20	Bank of America N.A.	MXN	49,590,000	(9,488)	—	(9,488)
Pay	28-Day TIIE	5.230%	03/16/20	Citibank N.A.	MXN	105,199,000	(21,188)	—	(21,188)
Pay	28-Day TIIE	5.410%	03/06/20	Citibank N.A.	MXN	68,566,000	23,709	—	23,709
Pay	28-Day TIIE	5.550%	01/13/25	Bank of America N.A.	MXN	48,971,509	(116,034)	—	(116,034)
Pay	28-Day TIIE	5.580%	03/04/20	Bank of America N.A.	MXN	59,778,000	50,454	—	50,454
Pay	28-Day TIIE	5.735%	01/02/25	Bank of America N.A.	MXN	74,938,000	(107,062)	—	(107,062)
Pay	28-Day TIIE	5.842%	11/14/24	Deutsche Bank AG	MXN	34,442,494	(28,596)	—	(28,596)
Pay	28-Day TIIE	5.850%	11/14/24	Deutsche Bank AG	MXN	14,974,997	(11,849)	—	(11,849)
Pay	28-Day TIIE	5.890%	01/28/25	Bank of America N.A.	MXN	40,784,172	(28,101)	—	(28,101)
Pay	28-Day TIIE	5.950%	01/29/25	Bank of America N.A.	MXN	20,402,914	(7,949)	—	(7,949)
Pay	28-Day TIIE	6.040%	03/17/25	Bank of America N.A.	MXN	14,345,196	79	—	79
Pay	28-Day TIIE	6.040%	03/17/25	Credit Suisse International	MXN	9,563,464	53	—	53
Pay	28-Day TIIE	6.180%	12/05/24	Bank of America N.A.	MXN	31,503,000	25,773	—	25,773
Pay	28-Day TIIE	6.200%	07/25/24	Citibank N.A.	MXN	85,160,000	88,797	—	88,797
Pay	28-Day TIIE	6.365%	09/18/24	JPMorgan Chase Bank N.A.	MXN	23,107,000	41,527	—	41,527
Pay	3M CDR	1.955%	01/30/20	Citibank N.A.	KRW	4,896,000,000	27,061	—	27,061
Pay	3M CDR	2.238%	01/15/25	Bank of America N.A.	KRW	1,279,700,000	21,121	—	21,121
Pay	3M CDR	2.543%	11/13/24	Morgan Stanley & Co.	KRW	1,341,939,000	54,947	—	54,947
Pay	3M CDR	2.545%	11/20/24	Deutsche Bank AG	KRW	1,341,938,000	55,047	—	55,047
Pay	3M JIBAR	7.480%	03/25/25	JPMorgan Chase Bank N.A.	ZAR	35,401,000	(48,203)	—	(48,203)
Pay	6M EURIBOR	2.800%	11/10/41	Bank of America N.A.	EUR	8,300,000	4,355,441	—	4,355,441
Receive	1-Day CDI	12.300%	01/04/16	Bank of America N.A.	BRL	59,593,576	128,923	—	128,923
Receive	1 Yr CDI	11.170%	01/02/17	Credit Suisse International	BRL	16,427,323	148,086	—	148,086
Receive	1 Yr CDI	11.410%	01/04/21	Bank of America N.A.	BRL	5,126,000	55,776	—	55,776
Receive	1 Yr CDI	11.800%	01/04/16	JPMorgan Chase Bank N.A.	BRL	33,569,015	78,273	—	78,273
Receive	1 Yr CDI	12.130%	01/04/16	JPMorgan Chase Bank N.A.	BRL	26,578,000	59,048	—	59,048
Receive	1 Yr CDI	12.140%	01/04/16	JPMorgan Chase Bank N.A.	BRL	58,430,000	128,067	—	128,067
Receive	1 Yr CDI	12.180%	01/02/17	Deutsche Bank AG	BRL	7,040,000	29,545	—	29,545
Receive	1 Yr CDI	12.223%	01/02/17	Deutsche Bank AG	BRL	3,845,740	15,320	—	15,320
Receive	28-Day TIIE	4.350%	11/17/17	Bank of America N.A.	MXN	29,359,000	10,004	—	10,004
Receive	28-Day TIIE	4.550%	03/21/18	Barclays Bank plc	MXN	26,793,819	7,034	—	7,034
Receive	28-Day TIIE	4.570%	03/21/18	Citibank N.A.	MXN	26,793,819	6,041	—	6,041
Receive	28-Day TIIE	4.690%	03/16/18	Bank of America N.A.	MXN	27,299,362	(177)	—	(177)
Receive	28-Day TIIE	4.850%	11/01/18	Bank of America N.A.	MXN	22,482,829	3,474	—	3,474
Receive	28-Day TIIE	5.040%	11/18/19	Bank of America N.A.	MXN	18,760,000	9,333	—	9,333
Receive	28-Day TIIE	5.725%	01/03/25	Bank of America N.A.	MXN	21,532,000	31,867	—	31,867
Receive	3M LIBOR	1.758%	06/25/22	JPMorgan Chase Bank N.A.	USD	18,000,000	77,125	—	77,125
Receive	6M EURIBOR	2.783%	11/10/41	Deutsche Bank AG	EUR	8,300,000	(4,317,339)	—	(4,317,339)

Totals							$336,409	$—	$336,409

MSF-43

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Swap Agreements—(Continued)

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive	3M LIBOR	2.254%	12/19/24	USD	1,925,000	$(41,001)
Receive	3M LIBOR	2.227%	11/26/22	USD	1,000,000	(26,292)
Receive	3M LIBOR	2.214%	11/28/22	USD	629,000	(16,016)
Receive	3M LIBOR	2.191%	11/28/22	USD	700,000	(16,663)
Receive	3M LIBOR	2.097%	11/26/21	USD	1,000,000	(21,298)
Receive	3M LIBOR	1.893%	02/05/25	USD	2,450,000	29,155
Receive	3M LIBOR	1.256%	01/12/17	USD	223,619,000	(595,900)
Receive	3M LIBOR	0.648%	11/26/16	USD	14,540,000	9,066
Receive	6M EURIBOR	0.748%	02/20/25	EUR	1,875,000	(38,475)
Receive	6M EURIBOR	0.727%	02/20/25	EUR	1,875,000	(34,353)

Net Unrealized Depreciation						$(751,777)

Centrally Cleared Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at March 31, 2015(b)	Notional Amount(c)		Unrealized Appreciation
CDX.NA.IG.24.V1	(1.000%)	06/20/20	0.641%	USD	22,743,277	$12,704

Centrally Cleared Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2015(b)	Notional Amount(c)		Unrealized Appreciation
CDX.NA.HY.24.V1	5.000%	06/20/20	3.426%	USD	83,905,000	$224,957

OTC Credit Default Swaps on Corporate and Sovereign Issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2015(b)	Notional Amount(c)		Market Value	Upfront Premium Paid	Unrealized Appreciation/ (Depreciation)
Genworth Holdings, Inc. 6.515%, due 05/22/18	(1.000%)	12/20/16	Deutsche Bank AG	2.307%	USD	7,300,000	$161,828	$295,377	$(133,549)
Genworth Holdings, Inc. 6.515%, due 05/22/18	(1.000%)	12/20/16	JPMorgan Chase Bank N.A.	2.307%	USD	2,715,000	60,187	47,708	12,479
Republic of South Africa 5.500%, due 03/09/20	(1.000%)	06/20/20	Barclays Bank plc	2.087%	USD	10,617,407	559,695	578,020	(18,325)
Republic of South Africa 5.500%, due 03/09/20	(1.000%)	06/20/20	JPMorgan Chase Bank N.A.	2.087%	USD	2,509,000	132,262	134,654	(2,392)

Totals							$913,972	$1,055,759	$(141,787)

MSF-44

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Swap Agreements—(Continued)

OTC Credit Default Swaps on Corporate and Sovereign Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2015(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Apache Corp. 7.000%, due 2/01/18	1.000%	03/20/20	JPMorgan Chase Bank N.A.	1.254%	USD	1,960,000	$(23,535)	$(86,989)	$63,454
Barrick Gold Corp. 5.800%, due 11/15/34	1.000%	12/20/19	Deutsche Bank AG	1.518%	USD	1,932,500	(45,063)	(78,957)	33,894
Barrick Gold Corp. 5.800%, due 11/15/34	1.000%	06/20/21	Credit Suisse International	2.072%	USD	3,645,000	(221,468)	(310,266)	88,798
Freeport McMoran, Inc. 3.550%, due 03/01/22	1.000%	03/20/20	Citibank N.A.	2.504%	USD	1,330,000	(91,513)	(102,712)	11,199
Freeport McMoran, Inc. 3.550%, due 03/01/22	1.000%	03/20/20	Citibank N.A.	2.504%	USD	2,720,000	(187,155)	(236,540)	49,385
Freeport McMoran, Inc. 3.550%, due 03/01/22	1.000%	03/20/20	Credit Suisse International	2.479%	USD	535,000	(35,908)	(39,775)	3,867
Goldman Sachs Group, Inc. 5.950%, due 01/18/18	1.000%	06/20/20	Bank of America N.A.	0.857%	USD	6,520,000	46,633	39,826	6,807
Mexico Government International Bond 5.950%, due 03/19/19	1.000%	06/20/20	Bank of America N.A.	1.212%	USD	1,255,000	(15,520)	(20,281)	4,761
Mexico Government International Bond 5.950%, due 03/19/19	1.000%	06/20/20	Bank of America N.A.	1.250%	USD	1,255,000	(15,520)	(20,389)	4,869
Mexico Government International Bond 5.950%, due 03/19/19	1.000%	06/20/20	Citibank N.A.	1.250%	USD	3,982,000	(49,244)	(72,435)	23,191
Transocean, Inc. 7.375%, due 04/15/18	1.000%	12/20/19	Bank of America N.A.	7.739%	USD	875,000	(216,935)	(73,375)	(143,560)
Transocean, Inc. 7.375%, due 04/15/18	1.000%	12/20/19	Bank of America N.A.	7.739%	USD	1,175,000	(291,313)	(93,454)	(197,859)
Transocean, Inc. 7.375%, due 04/15/18	1.000%	12/20/19	Bank of America N.A.	7.739%	USD	1,180,000	(292,552)	(104,719)	(187,833)
Transocean, Inc. 7.375%, due 04/15/18	1.000%	12/20/19	Bank of America N.A.	7.739%	USD	1,180,000	(292,552)	(96,360)	(196,192)

Totals							$(1,731,645)	$(1,296,426)	$(435,219)

OTC Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2015(b)	Notional Amount(c)		Market Value	Upfront Premium (Received)	Unrealized Appreciation
CMBX.NA.AM.V4	0.500%	02/17/51	Deutsche Bank AG	0.000%	USD	2,370,000	$(61,022)	$(359,977)	$298,955
CMBX.NA.AM.V7	0.500%	01/17/47	Credit Suisse International	0.000%	USD	5,000,000	(123,086)	(156,398)	33,312

Totals							$(184,108)	$(516,375)	$332,267

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

MSF-45

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CHF)—	Swiss Franc
(COP)—	Colombian Peso
(EUR)—	Euro
(GBP)—	British Pound
(IDR)—	Indonesian Rupiah
(KRW)—	South Korea Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(PLN)—	Polish Zloty
(TRY)—	Turkish Lira
(USD)—	United States Dollar
(ZAR)—	South African Rand
(CDI)—	Brazil Interbank Deposit Rate
(CMBX.NA.AM)—	Markit North America Mezzanine AAA Rated CMBS Index
(CDR)—	Korean Certificate of Deposit Rate
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(CDX.NA.IG)—	Markit North America Investment Grade CDS Index
(EURIBOR)—	EURO InterBank Offered Rate
(IRS)—	Interest Rate Swap
(JIBAR)—	Johannesburg Interbank Agreed Rate
(LIBOR)—	London Interbank Offered Rate
(TIIE)—	Mexican Interbank Equilibrium Interest Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2015:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$2,120,435,141	$—	$2,120,435,141
Total Corporate Bonds & Notes*	—	1,125,570,421	—	1,125,570,421
Total Asset-Backed Securities*	—	550,200,537	—	550,200,537
Total Mortgage-Backed Securities*	—	396,500,773	—	396,500,773
Total Foreign Government*	—	133,901,962	—	133,901,962
Total Municipals	—	84,019,081	—	84,019,081
Total Preferred Stocks*	14,897,730	—	—	14,897,730

MSF-46

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Purchased Options
Currency Options	$—	$2,920,160	$—	$2,920,160
Interest Rate Swaptions	—	10,581,902	—	10,581,902
Options on Exchange-Traded Futures Contracts	129,150	—	—	129,150
Total Purchased Options	129,150	13,502,062	—	13,631,212
Total Floating Rate Loan*	—	7,938,121	—	7,938,121
Short-Term Investments
Mutual Fund	153,501,977	—	—	153,501,977
Repurchase Agreement	—	495,369,762	—	495,369,762
Total Short-Term Investments	153,501,977	495,369,762	—	648,871,739
Total Investments	$168,528,857	$4,927,437,860	$—	$5,095,966,717

Collateral for securities loaned (Liability)	$—	$(153,501,977)	$—	$(153,501,977)
TBA Forward Sales Commitments	$—	$(320,634,458)	$—	$(320,634,458)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$24,783,889	$—	$24,783,889
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(15,249,914)	—	(15,249,914)
Total Forward Contracts	$—	$9,533,975	$—	$9,533,975
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$6,676,111	$—	$—	$6,676,111
Futures Contracts (Unrealized Depreciation)	(1,117,928)	—	—	(1,117,928)
Total Futures Contracts	$5,558,183	$—	$—	$5,558,183
Written Options
Foreign Currency Written Options at Value	$—	$(656,450)	$—	$(656,450)
Interest Rate Swaptions at Value	—	(10,380,743)	—	(10,380,743)
Options on Exchange-Traded Futures Contracts at Value	(184,401)	—	—	(184,401)
Total Written Options	$(184,401)	$(11,037,193)	$—	$(11,221,594)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$275,882	$—	$275,882
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(789,998)	—	(789,998)
Total Centrally Cleared Swap Contracts	$—	$(514,116)	$—	$(514,116)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$6,527,261	$—	$6,527,261
OTC Swap Contracts at Value (Liabilities)	—	(7,192,633)	—	(7,192,633)
Total OTC Swap Contracts	$—	$(665,372)	$—	$(665,372)

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2014	Change in Unrealized Appreciation/ (Depreciation)	Transfers Out	Balance as of March 31, 2015	Change in Unrealized Appreciation/ (Depreciation) from Investments Still Held at March 31, 2015
Asset-Backed Securities
Asset-Backed - Other	$2,415,198	$—	$(2,415,198)	$—	$—

Asset-Backed Securities in the amount of $2,415,198 were transferred out of Level 3 due to the initiation of a vendor or broker providing prices that are based on market activity which has been determined to be significant observable inputs.

MSF-47

Metropolitan Series Fund

BlackRock Capital Appreciation Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—98.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.5%
Precision Castparts Corp.	47,601	$9,996,210

Airlines—1.4%
Spirit Airlines, Inc. (a) (b)	365,405	28,267,731

Auto Components—0.8%
Delphi Automotive plc	192,754	15,370,204

Banks—1.3%
JPMorgan Chase & Co.	422,374	25,587,417

Beverages—1.2%
Constellation Brands, Inc. - Class A (a)	199,485	23,182,152

Biotechnology—8.3%
Regeneron Pharmaceuticals, Inc. (a)	54,219	24,478,794
United Therapeutics Corp. (a) (b)	439,533	75,790,873
Vertex Pharmaceuticals, Inc. (a)	544,848	64,275,719

		164,545,386

Chemicals—0.6%
Ecolab, Inc.	111,985	12,808,844

Consumer Finance—1.3%
Discover Financial Services	443,961	25,017,202

Diversified Financial Services—2.9%
Berkshire Hathaway, Inc. - Class B (a)	179,319	25,879,318
Moody’s Corp.	299,558	31,094,120

		56,973,438

Food & Staples Retailing—1.6%
CVS Health Corp.	142,238	14,680,384
Whole Foods Market, Inc.	345,101	17,972,860

		32,653,244

Food Products—1.1%
Hershey Co. (The)	224,172	22,621,197

Health Care Providers & Services—4.3%
Express Scripts Holding Co. (a)	374,529	32,497,881
Humana, Inc.	171,878	30,597,722
UnitedHealth Group, Inc.	197,029	23,306,560

		86,402,163

Health Care Technology—0.5%
athenahealth, Inc. (a) (b)	75,681	9,035,555

Internet & Catalog Retail—4.9%
Netflix, Inc. (a)	115,431	48,098,944
TripAdvisor, Inc. (a) (b)	601,478	50,024,925

		98,123,869

Internet Software & Services—17.0%
Alibaba Group Holding, Ltd. (ADR) (a)	320,120	$26,646,789
Baidu, Inc. (ADR) (a)	231,891	48,326,084
Facebook, Inc. - Class A (a)	1,106,669	90,984,792
Google, Inc. - Class A (a)	110,196	61,125,721
LinkedIn Corp. - Class A (a)	172,592	43,123,837
Tencent Holdings, Ltd.	1,893,600	35,822,133
Yahoo!, Inc. (a)	708,678	31,490,107

		337,519,463

IT Services—7.5%
Alliance Data Systems Corp. (a)	162,465	48,130,256
MasterCard, Inc. - Class A	299,077	25,837,262
Visa, Inc. - Class A	1,148,957	75,153,278

		149,120,796

Media—6.7%
Liberty Global plc - Class A (a)	1,030,129	53,020,740
Twenty-First Century Fox, Inc. - Class A	1,628,493	55,108,203
Walt Disney Co. (The)	245,831	25,785,213

		133,914,156

Multiline Retail—2.7%
Dollar General Corp. (a)	722,866	54,489,639

Oil, Gas & Consumable Fuels—2.8%
Concho Resources, Inc. (a)	326,432	37,839,997
Pioneer Natural Resources Co. (b)	104,241	17,044,446

		54,884,443

Pharmaceuticals—9.8%
AbbVie, Inc.	1,006,942	58,946,385
Actavis plc (a)	108,636	32,332,246
Mallinckrodt plc (a) (b)	186,538	23,625,038
Perrigo Co. plc	250,029	41,392,301
Valeant Pharmaceuticals International, Inc. (a)	198,920	39,509,490

		195,805,460

Real Estate Investment Trusts—1.1%
Crown Castle International Corp.	255,177	21,062,310

Road & Rail—2.8%
Union Pacific Corp.	517,669	56,068,729

Software—6.2%
Oracle Corp.	953,371	41,137,959
Salesforce.com, Inc. (a)	829,108	55,392,705
Splunk, Inc. (a)	186,804	11,058,797
Workday, Inc. - Class A (a) (b)	176,607	14,907,397

		122,496,858

Specialty Retail—2.6%
Home Depot, Inc. (The)	306,510	34,822,601
Restoration Hardware Holdings, Inc. (a) (b)	165,523	16,418,226

		51,240,827

MSF-48

Metropolitan Series Fund

BlackRock Capital Appreciation Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Technology Hardware, Storage & Peripherals—5.9%
Apple, Inc.	834,032	$103,778,602
SanDisk Corp.	211,627	13,463,710

		117,242,312

Textiles, Apparel & Luxury Goods—2.2%
lululemon athletica, Inc. (a)	399,609	25,582,968
NIKE, Inc. - Class B	185,970	18,658,370

		44,241,338

Total Common Stocks (Cost $1,645,871,119)		1,948,670,943

Preferred Stock—1.2%

Software—1.2%
Palantir Technologies, Inc. - Series I (a) (c) (d) (Cost $15,555,194)	2,537,552	22,558,837

Short-Term Investments—8.2%

Mutual Fund—7.3%
State Street Navigator Securities Lending MET Portfolio (e)	145,266,498	145,266,498

Repurchase Agreement—0.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/15 at 0.000% to be repurchased at $18,245,790 on 04/01/15, collateralized by $18,475,000 Federal Home Loan Mortgage Corp. at 1.750% due 09/10/15 with a value of $18,613,563.	18,245,790	18,245,790

Total Short-Term Investments (Cost $163,512,288)		163,512,288

Total Investments—107.4% (Cost $1,824,938,601) (f)		2,134,742,068
Other assets and liabilities (net)—(7.4)%		(146,473,886)

Net Assets—100.0%		$1,988,268,182

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2015, the market value of securities loaned was $157,217,856 and the collateral received consisted of cash in the amount of $145,266,498 and non-cash collateral with a value of $18,202,164. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2015, these securities represent 1.2% of net assets.
(d)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2015, the market value of restricted securities was $22,558,837, which is 1.2% of net assets. See details shown in the Restricted Securities table that follows.
(e)	Represents investment of cash collateral received from securities on loan as of March 31, 2015.
(f)	As of March 31, 2015, the aggregate cost of investments was $1,824,938,601. The aggregate unrealized appreciation and depreciation of investments were $317,729,739 and $(7,926,272), respectively, resulting in net unrealized appreciation of $309,803,467.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Restricted Securities	Acquisition Date	Shares	Cost	Value
Palantir Technologies, Inc. - Series I	02/07/14	2,537,552	$15,555,194	$22,558,837

MSF-49

Metropolitan Series Fund

BlackRock Capital Appreciation Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2015:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$9,996,210	$—	$—	$9,996,210
Airlines	28,267,731	—	—	28,267,731
Auto Components	15,370,204	—	—	15,370,204
Banks	25,587,417	—	—	25,587,417
Beverages	23,182,152	—	—	23,182,152
Biotechnology	164,545,386	—	—	164,545,386
Chemicals	12,808,844	—	—	12,808,844
Consumer Finance	25,017,202	—	—	25,017,202
Diversified Financial Services	56,973,438	—	—	56,973,438
Food & Staples Retailing	32,653,244	—	—	32,653,244
Food Products	22,621,197	—	—	22,621,197
Health Care Providers & Services	86,402,163	—	—	86,402,163
Health Care Technology	9,035,555	—	—	9,035,555
Internet & Catalog Retail	98,123,869	—	—	98,123,869
Internet Software & Services	301,697,330	35,822,133	—	337,519,463
IT Services	149,120,796	—	—	149,120,796
Media	133,914,156	—	—	133,914,156
Multiline Retail	54,489,639	—	—	54,489,639
Oil, Gas & Consumable Fuels	54,884,443	—	—	54,884,443
Pharmaceuticals	195,805,460	—	—	195,805,460
Real Estate Investment Trusts	21,062,310	—	—	21,062,310
Road & Rail	56,068,729	—	—	56,068,729
Software	122,496,858	—	—	122,496,858
Specialty Retail	51,240,827	—	—	51,240,827
Technology Hardware, Storage & Peripherals	117,242,312	—	—	117,242,312
Textiles, Apparel & Luxury Goods	44,241,338	—	—	44,241,338
Total Common Stocks	1,912,848,810	35,822,133	—	1,948,670,943
Total Preferred Stock*	—	—	22,558,837	22,558,837
Short-Term Investments
Mutual Fund	145,266,498	—	—	145,266,498
Repurchase Agreement	—	18,245,790	—	18,245,790
Total Short-Term Investments	145,266,498	18,245,790	—	163,512,288
Total Investments	$2,058,115,308	$54,067,923	$22,558,837	$2,134,742,068

Collateral for securities loaned (Liability)	$—	$(145,266,498)	$—	$(145,266,498)

*	See Schedule of Investments for additional detailed categorizations.

MSF-50

Metropolitan Series Fund

BlackRock Capital Appreciation Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Fair Value Hierarchy—(Continued)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2014	Change in Unrealized Appreciation	Balance as of March 31, 2015	Change in Unrealized Appreciation from Investments still held at March 31, 2015
Preferred Stocks
Software	$20,351,167	$2,207,670	$22,558,837	$2,207,670

Following is quantitative information about Level 3 fair value measurements:

	Fair Value at March 31, 2015	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Relationship Between Fair Value and Input; if input value increases then Fair Value:
Preferred Stocks
Software	$22,558,837	Market Transaction Method	Precedent Transaction	$8.89	$8.89	$8.89	Increase

MSF-51

Metropolitan Series Fund

BlackRock Large Cap Value Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—99.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.3%
Honeywell International, Inc.	48,640	$5,073,638
Northrop Grumman Corp.	45,620	7,342,995
Raytheon Co.	198,715	21,709,614
Spirit AeroSystems Holdings, Inc. - Class A (a)	92,700	4,839,867

		38,966,114

Airlines—0.3%
American Airlines Group, Inc.	91,680	4,838,870

Auto Components—1.3%
Lear Corp.	192,860	21,372,745

Automobiles—1.6%
General Motors Co.	622,030	23,326,125
Thor Industries, Inc.	39,956	2,525,619

		25,851,744

Banks—12.6%
Citigroup, Inc.	1,399,251	72,089,412
JPMorgan Chase & Co.	1,243,137	75,309,239
KeyCorp	692,910	9,811,606
Regions Financial Corp.	1,297,021	12,256,848
Wells Fargo & Co.	754,070	41,021,408

		210,488,513

Capital Markets—1.1%
KKR & Co. L.P.	146,631	3,344,653
Morgan Stanley	383,990	13,704,603
State Street Corp.	13,440	988,243

		18,037,499

Chemicals—2.2%
Akzo Nobel NV (ADR)	798,950	20,105,577
Celanese Corp. - Series A	63,030	3,520,856
LyondellBasell Industries NV - Class A	143,910	12,635,298

		36,261,731

Communications Equipment—7.9%
Cisco Systems, Inc.	2,479,680	68,253,192
QUALCOMM, Inc.	577,450	40,040,383
Telefonaktiebolaget LM Ericsson (ADR)	1,826,840	22,926,842

		131,220,417

Construction & Engineering—0.7%
AECOM (a)	165,090	5,088,074
Jacobs Engineering Group, Inc. (a)	145,660	6,578,005

		11,666,079

Consumer Finance—5.3%
Capital One Financial Corp.	505,610	39,852,180
Discover Financial Services	704,000	39,670,400
SLM Corp. (a)	893,130	8,288,247

		87,810,827

Containers & Packaging—0.1%
Crown Holdings, Inc. (a)	32,800	1,771,856

Diversified Financial Services—2.1%
Intercontinental Exchange, Inc.	3,590	837,439
NASDAQ OMX Group, Inc. (The)	661,545	33,699,103

		34,536,542

Diversified Telecommunication Services—2.1%
Verizon Communications, Inc.	720,210	35,023,812

Electric Utilities—0.6%
Edison International	47,450	2,964,202
Exelon Corp. (b)	55,680	1,871,405
PPL Corp.	171,990	5,789,183

		10,624,790

Electronic Equipment, Instruments & Components—0.3%
Avnet, Inc.	92,240	4,104,680

Energy Equipment & Services—0.1%
Halliburton Co.	17,260	757,369

Food & Staples Retailing—1.8%
CVS Health Corp.	50,800	5,243,068
Kroger Co. (The)	332,277	25,472,355

		30,715,423

Food Products—0.5%
Kellogg Co.	10,130	668,073
Mondelez International, Inc. - Class A	4,720	170,345
Tyson Foods, Inc. - Class A	185,950	7,121,885

		7,960,303

Gas Utilities—0.3%
UGI Corp.	176,510	5,752,461

Health Care Equipment & Supplies—6.3%
Baxter International, Inc.	448,980	30,755,130
Hologic, Inc. (a)	455,560	15,044,869
Medtronic plc	633,980	49,444,100
Zimmer Holdings, Inc.	91,400	10,741,328

		105,985,427

Health Care Providers & Services—4.4%
Cigna Corp.	31,200	4,038,528
Community Health Systems, Inc. (a)	367,010	19,187,283
Laboratory Corp. of America Holdings (a)	126,970	16,009,647
Quest Diagnostics, Inc. (b)	443,200	34,059,920

		73,295,378

Hotels, Restaurants & Leisure—0.0%
Wyndham Worldwide Corp.	7,480	676,716

Household Durables—1.9%
Newell Rubbermaid, Inc.	715,460	27,953,022

MSF-52

Metropolitan Series Fund

BlackRock Large Cap Value Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Household Durables—(Continued)
Tupperware Brands Corp. (b)	49,150	$3,392,333

		31,345,355

Independent Power and Renewable Electricity Producers—1.7%
AES Corp.	1,885,340	24,226,619
Dynegy, Inc. (a)	151,270	4,754,416

		28,981,035

Insurance—6.1%
ACE, Ltd.	49,130	5,477,503
CNO Financial Group, Inc.	87,190	1,501,412
Genworth Financial, Inc. - Class A (a)	1,521,100	11,119,241
Hartford Financial Services Group, Inc. (The)	515,650	21,564,483
Lincoln National Corp.	470,300	27,023,438
Prudential Financial, Inc.	238,480	19,152,329
XL Group plc	456,030	16,781,904

		102,620,310

IT Services—0.9%
Total System Services, Inc.	114,670	4,374,661
Western Union Co. (The) (b)	170,300	3,543,943
Xerox Corp.	594,150	7,634,827

		15,553,431

Machinery—0.0%
Stanley Black & Decker, Inc.	6,950	662,752

Media—4.1%
Cablevision Systems Corp. - Class A (b)	457,320	8,368,956
Comcast Corp. - Special Class A	193,560	10,851,942
Interpublic Group of Cos., Inc. (The)	272,410	6,025,709
Starz - Class A (a) (b)	68,892	2,370,574
Time Warner Cable, Inc.	49,940	7,485,007
Viacom, Inc. - Class B	487,960	33,327,668

		68,429,856

Multiline Retail—1.1%
Macy’s, Inc.	289,500	18,791,445

Oil, Gas & Consumable Fuels—11.9%
Apache Corp.	425,760	25,686,101
Gulfport Energy Corp. (a)	430,010	19,741,759
Marathon Oil Corp.	1,935,930	50,547,132
Marathon Petroleum Corp.	264,886	27,121,678
Suncor Energy, Inc.	900,630	26,343,427
Valero Energy Corp.	763,780	48,591,684

		198,031,781

Pharmaceuticals—7.5%
Johnson & Johnson	95,140	9,571,084
Pfizer, Inc.	2,442,765	84,983,794
Teva Pharmaceutical Industries, Ltd. (ADR)	503,760	31,384,248

		125,939,126

Professional Services—1.0%
ManpowerGroup, Inc.	21,580	1,859,117
Nielsen NV	340,320	15,168,062

		17,027,179

Real Estate Investment Trusts—1.7%
Brixmor Property Group, Inc.	128,630	3,415,127
OUTFRONT Media, Inc.	601,534	17,997,897
Starwood Property Trust, Inc. (b)	266,500	6,475,950

		27,888,974

Real Estate Management & Development—0.1%
Jones Lang LaSalle, Inc.	12,820	2,184,528

Semiconductors & Semiconductor Equipment—0.8%
Teradyne, Inc.	745,478	14,052,260

Software—2.6%
Microsoft Corp.	601,560	24,456,422
Oracle Corp.	347,720	15,004,118
Symantec Corp.	140,780	3,289,325

		42,749,865

Specialty Retail—2.6%
Gap, Inc. (The)	325,950	14,123,413
GNC Holdings, Inc. - Class A	599,010	29,393,421

		43,516,834

Wireless Telecommunication Services—1.4%
Telephone & Data Systems, Inc.	729,566	18,166,193
United States Cellular Corp. (a) (b)	147,683	5,275,237

		23,441,430

Total Common Stocks (Cost $1,484,470,099)		1,658,935,457

Convertible Preferred Stocks—0.4%

Food Products—0.3%
Tyson Foods, Inc.
4.750%, 07/15/17	90,527	4,388,749

Machinery—0.1%
Stanley Black & Decker, Inc.
6.250%, 11/17/16 (b)	10,940	1,282,715

Total Convertible Preferred Stocks (Cost $5,635,901)		5,671,464

Short-Term Investments—2.5%

Mutual Fund—2.0%
State Street Navigator Securities Lending MET Portfolio (c)	33,976,866	33,976,866

MSF-53

Metropolitan Series Fund

BlackRock Large Cap Value Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreement—0.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/15 at 0.000% to be repurchased at $8,538,726 on 04/01/15, collateralized by $8,490,000 Federal Home Loan Bank at 2.125% due 06/10/16 with a value of $8,712,863.	8,538,726	$8,538,726

Total Short-Term Investments (Cost $42,515,592)		42,515,592

Total Investments—102.2% (Cost $1,532,621,592) (d)		1,707,122,513
Other assets and liabilities (net)—(2.2)%		(36,291,811)

Net Assets—100.0%		$1,670,830,702

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2015, the market value of securities loaned was $34,659,647 and the collateral received consisted of cash in the amount of $33,976,866 and non-cash collateral with a value of $1,572,521. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2015.
(d)	As of March 31, 2015, the aggregate cost of investments was $1,532,621,592. The aggregate unrealized appreciation and depreciation of investments were $235,143,467 and $(60,642,546), respectively, resulting in net unrealized appreciation of $174,500,921.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2015:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,658,935,457	$—	$—	$1,658,935,457
Total Convertible Preferred Stocks*	5,671,464	—	—	5,671,464
Short-Term Investments
Mutual Fund	33,976,866	—	—	33,976,866
Repurchase Agreement	—	8,538,726	—	8,538,726
Total Short-Term Investments	33,976,866	8,538,726	—	42,515,592
Total Investments	$1,698,583,787	$8,538,726	$—	$1,707,122,513

Collateral for securities loaned (Liability)	$—	$(33,976,866)	$—	$(33,976,866)

*	See Schedule of Investments for additional detailed categorizations.

MSF-54

Metropolitan Series Fund

BlackRock Money Market Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Financial Company Commercial Paper (a)—34.7%

Security Description	Principal Amount*	Value
ANZ New Zealand International, Ltd. (London)
0.266%, 06/04/15	5,000,000	$5,000,000
Bank of Nova Scotia
0.274%, 05/15/15	8,000,000	7,997,360
Commonwealth Bank of Australia
0.262%, 04/23/15	10,000,000	9,999,969
0.267%, 10/21/15 (144A)	8,000,000	8,000,000
0.274%, 05/20/15	7,000,000	7,000,000
DnB Bank ASA
0.314%, 08/21/15	10,000,000	9,987,772
Erste Abwicklungsanstalt
0.260%, 07/08/15	17,000,000	16,988,158
Fortis Funding LLC
0.091%, 04/01/15	45,000,000	45,000,000
General Electric Capital Corp.
0.223%, 06/04/15	5,000,000	4,998,044
0.243%, 06/11/15	10,000,000	9,995,267
0.243%, 06/16/15	5,000,000	4,997,467
HSBC Bank plc
0.248%, 05/08/15	7,000,000	7,000,000
0.267%, 10/23/15 (144A)	8,000,000	8,000,000
0.268%, 10/16/15	8,000,000	8,000,000
0.281%, 11/19/15	8,000,000	8,000,000
Macquarie Bank, Ltd.
0.335%, 06/10/15	5,000,000	4,996,792
Mitsubishi UFJ Trust & Banking Corp. (NY)
0.324%, 08/14/15	10,000,000	9,988,000
Mizuho Funding LLC
0.274%, 05/14/15	10,000,000	9,996,775
National Australia Bank, Ltd.
0.267%, 11/05/15	9,000,000	9,000,000
National Australia Funding Delaware, Inc.
0.262%, 08/11/15 (144A)	8,000,000	8,000,000
0.275%, 08/27/15	7,000,000	7,000,000
Nederlandse Waterschapsbank NV
0.248%, 07/09/15	4,500,000	4,500,000
0.255%, 10/01/15	12,000,000	12,000,000
Nordea Bank AB
0.279%, 08/24/15	14,250,000	14,234,216
NRW Bank
0.081%, 04/01/15	20,000,000	20,000,000
0.140%, 04/07/15	25,000,000	24,999,433
Skandinaviska Enskilda Banken AB
0.243%, 07/06/15	15,000,000	14,990,400
0.259%, 04/10/15	5,000,000	4,999,681
0.259%, 04/20/15	7,250,000	7,249,024
State Street Corp.
0.233%, 06/08/15	10,000,000	9,995,656
Sumitomo Mitsui Banking Corp.
0.243%, 06/22/15	10,000,000	9,994,533
0.253%, 04/20/15	9,764,000	9,762,712
0.274%, 07/06/15	7,000,000	6,994,960
Sumitomo Mitsui Trust Bank, Ltd. (NY)
0.253%, 04/22/15	10,000,000	9,998,542
0.264%, 07/06/15	10,000,000	9,993,067
0.274%, 07/10/15	14,500,000	14,489,125
Westpac Banking Corp.
0.250%, 07/02/15 (144A)	5,000,000	4,999,936
Westpac Banking Corp.
0.274%, 07/20/15	5,000,000	4,995,875
0.274%, 07/21/15	2,000,000	1,998,335
Westpac Securities NZ, Ltd.
0.274%, 07/15/15	6,000,000	5,995,275
0.290%, 08/13/15 (144A)	7,500,000	7,500,000

Total Financial Company Commercial Paper (Cost $409,636,374)		409,636,374

Certificate of Deposit—24.2%

Foreign Banks Yankee Dollar—19.4%
Bank of Montreal (Chicago)
0.243%, 04/06/15	7,500,000	7,500,000
0.259%, 04/09/15 (b)	7,000,000	7,000,000
0.274%, 07/07/15	11,590,000	11,590,000
Bank of Nova Scotia (Houston)
0.259%, 10/07/15 (b)	18,000,000	18,000,000
0.266%, 08/04/15 (b)	11,258,000	11,258,000
Bank of Tokyo Mitsubishi UFJ, Ltd. (NY)
0.304%, 08/04/15	12,000,000	12,000,000
Canadian Imperial Bank of Commerce (NY)
0.250%, 06/17/15 (b)	5,500,000	5,500,000
0.287%, 01/26/16 (b)	8,000,000	8,000,000
Credit Agricole CIB (NY)
0.253%, 06/02/15	8,000,000	8,000,000
Credit Industriel et Commercial (NY)
0.395%, 09/03/15	15,000,000	15,000,000
National Bank of Canada (NY)
0.280%, 09/18/15 (b)	7,000,000	7,000,000
0.318%, 12/24/15 (b)	5,000,000	5,000,000
Rabobank Nederland (NY)
0.271%, 11/04/15 (b)	15,000,000	15,000,000
0.271%, 12/21/15 (b)	4,750,000	4,750,000
0.315%, 09/16/15 (b)	16,000,000	16,000,000
Royal Bank of Canada (NY)
0.268%, 10/14/15 (b)	5,000,000	5,000,000
0.269%, 11/10/15 (b)	4,750,000	4,750,000
Toronto Dominion Bank (NY)
0.253%, 06/10/15	8,000,000	8,000,000
0.259%, 09/17/15 (b)	12,000,000	12,000,626
0.266%, 09/04/15 (b)	12,000,000	12,000,000
0.288%, 02/25/16 (b)	10,000,000	10,000,000
Westpac Banking Corp. (NY)
0.257%, 05/05/15 (b)	10,000,000	10,000,000
0.271%, 10/30/15 (b)	15,000,000	15,000,000

		228,348,626

Domestic Banks—4.8%
Bank of America N.A.
0.264%, 05/26/15	6,000,000	6,000,000
Citibank N.A. (NY)
0.253%, 05/11/15	14,000,000	14,000,000
State Street Bank & Trust Co.
0.311%, 10/23/15	10,000,000	10,000,000

MSF-55

Metropolitan Series Fund

BlackRock Money Market Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Certificate of Deposit—(Continued)

Security Description	Principal Amount*	Value

Domestic Banks—(Continued)
Wells Fargo Bank N.A.
0.294%, 11/19/15 (b)	7,000,000	$7,000,000
0.298%, 09/08/15 (b)	5,000,000	5,000,000
0.324%, 04/01/16 (b)	15,000,000	15,000,000

		57,000,000

Total Certificate of Deposit (Cost $285,348,626)		285,348,626

Asset Backed Commercial Paper (a)—19.7%
Antalis U.S. Funding Corp.
0.122%, 04/02/15 (144A)	30,000,000	29,999,900
0.142%, 04/01/15	10,000,000	10,000,000
0.253%, 05/08/15	5,000,000	4,998,715
Bedford Row Funding Corp.
0.300%, 11/20/15	8,000,000	8,000,000
0.320%, 03/02/16	13,000,000	13,000,000
Chariot Funding LLC
0.274%, 08/04/15	7,000,000	6,993,437
Charta LLC
0.253%, 05/12/15	10,470,000	10,467,019
0.284%, 08/10/15	13,000,000	12,986,754
0.294%, 06/25/15	5,000,000	4,996,576
Ciesco LLC
0.294%, 08/26/15	9,750,000	9,738,454
Collateralized Commercial Paper Co. LLC
0.304%, 07/01/15	7,000,000	6,994,692
Collateralized Commercial Paper II Co. LLC
0.345%, 07/06/15	5,000,000	4,995,467
0.406%, 07/07/15	12,500,000	12,486,528
0.406%, 09/08/15	8,500,000	8,484,889
CRC Funding LLC
0.314%, 09/21/15	5,000,000	4,992,551
Fairway Finance Co. LLC
0.264%, 07/01/15	8,891,000	8,885,157
Jupiter Securitization Co. LLC
0.253%, 06/09/15	8,000,000	7,996,167
0.264%, 06/05/15	2,398,000	2,396,874
0.274%, 07/07/15	6,000,000	5,995,635
Old Line Funding LLC
0.274%, 07/06/15	13,000,000	12,990,640
0.274%, 07/17/15	4,500,000	4,496,389
Thunder Bay Funding LLC
0.274%, 08/03/15	12,000,000	11,988,840
Victory Receivables Corp.
0.101%, 04/06/15	10,000,000	9,999,861
Working Capital Management Co.
0.150%, 04/06/15	19,030,000	19,029,615

Total Asset Backed Commercial Paper (Cost $232,914,160)		232,914,160

Treasury Debt—10.5%
U.S. Treasury Bills
0.012%, 04/16/15 (a)	18,000,000	17,999,913
U.S. Treasury Bills
0.048%, 04/23/15 (a)	5,000,000	4,999,855
0.102%, 05/28/15 (a)	10,000,000	9,998,409
0.118%, 06/25/15 (a)	31,700,000	31,691,202
0.129%, 09/17/15 (a)	4,000,000	3,997,606
U.S. Treasury Floating Rate Note
0.089%, 10/31/16 (b)	11,760,000	11,760,014
U.S. Treasury Notes
0.067%, 04/15/15 (a)	18,000,000	18,002,135
0.110%, 06/30/15 (a)	25,000,000	25,109,742

Total Treasury Debt (Cost $123,558,876)		123,558,876

Government Agency Debt—6.7%
Federal Home Loan Bank
0.030%, 04/08/15 (a)	25,000,000	24,999,854
0.041%, 04/01/15 (a)	20,000,000	20,000,000
0.041%, 04/06/15 (a)	19,500,000	19,499,892
0.059%, 05/08/15 (a)	15,000,000	14,999,106

Total Government Agency Debt (Cost $79,498,852)		79,498,852

Government Agency Repurchase Agreement—3.3%
Bank of America Corp. Repurchase Agreement dated 03/31/15 at 0.120% to be repurchased at $38,336,126 on 04/01/15 collateralized by $28,055,600 U.S. Treasury Inflation Indexed Bonds at 2.500% due 01/15/29 with a value $39,102,832.	38,336,000	38,336,000

Total Government Agency Repurchase Agreement (Cost $38,336,000)		38,336,000

Other Note—0.9%
Svenska Handelsbanken AB
0.329%, 09/15/15 (144A) (b)	11,100,000	11,100,000

Total Other Note (Cost $11,100,000)		11,100,000

Other Instrument—0.5%
Natixis S.A.
0.051%, 04/01/15	6,000,000	6,000,000

Total Other Instrument (Cost $6,000,000)		6,000,000

Total Investments—100.5% (Cost $1,186,392,888) (c)		1,186,392,888
Other assets and liabilities (net)—(0.5)%		(6,206,546)

Net Assets—100.0%		$1,180,186,342

MSF-56

Metropolitan Series Fund

BlackRock Money Market Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	The rate shown represents current yield to maturity.
(b)	Variable or floating rate security. The stated rate represents the rate at March 31, 2015. Maturity date shown for callable securities reflects the earliest possible call date.
(c)	As of March 31, 2015, the aggregate cost of investments was $1,186,392,888.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2015, the market value of 144A securities was $77,599,836, which is 6.6% of net assets.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2015:

Description	Level 1	Level 2	Level 3	Total
Financial Company Commercial Paper	$—	$409,636,374	$—	$409,636,374
Certificate of Deposit	—	285,348,626	—	285,348,626
Asset Backed Commercial Paper	—	232,914,160	—	232,914,160
Treasury Debt	—	123,558,876	—	123,558,876
Government Agency Debt	—	79,498,852	—	79,498,852
Government Agency Repurchase Agreement	—	38,336,000	—	38,336,000
Other Note	—	11,100,000	—	11,100,000
Other Instrument	—	6,000,000	—	6,000,000
Total Investments	$—	$1,186,392,888	$—	$1,186,392,888

MSF-57

Metropolitan Series Fund

Frontier Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—98.2% of Net Assets

Security Description	Shares	Value

Airlines—3.7%
American Airlines Group, Inc. (a)	485,842	$25,642,741
Spirit Airlines, Inc. (b)	239,272	18,510,082

		44,152,823

Banks—1.9%
Signature Bank (b)	104,511	13,542,535
SVB Financial Group (b)	71,191	9,044,105

		22,586,640

Beverages—2.0%
Brown-Forman Corp. - Class B	158,088	14,283,251
Monster Beverage Corp. (b)	66,281	9,172,959

		23,456,210

Biotechnology—4.8%
Alkermes plc (a) (b)	288,326	17,579,236
BioMarin Pharmaceutical, Inc. (b)	77,918	9,710,141
Incyte Corp. (a) (b)	186,735	17,116,130
Medivation, Inc. (b)	103,140	13,312,280

		57,717,787

Capital Markets—4.1%
E*Trade Financial Corp. (b)	538,764	15,384,406
Raymond James Financial, Inc.	427,020	24,246,196
WisdomTree Investments, Inc. (a)	420,785	9,030,046

		48,660,648

Chemicals—3.7%
CF Industries Holdings, Inc.	27,075	7,680,636
Cytec Industries, Inc.	228,235	12,333,819
Sherwin-Williams Co. (The) (a)	84,866	24,144,377

		44,158,832

Commercial Services & Supplies—3.5%
Cintas Corp.	111,431	9,096,112
Copart, Inc. (b)	342,305	12,860,399
KAR Auction Services, Inc.	266,504	10,108,497
Stericycle, Inc. (b)	70,019	9,832,768

		41,897,776

Construction Materials—1.2%
Eagle Materials, Inc.	170,349	14,234,362

Distributors—1.2%
LKQ Corp. (b)	577,945	14,772,274

Diversified Consumer Services—0.9%
Bright Horizons Family Solutions, Inc. (a) (b)	212,115	10,875,136

Diversified Telecommunication Services—0.9%
Cogent Communications Holdings, Inc.	296,205	10,464,923

Electronic Equipment, Instruments & Components—1.5%
Amphenol Corp. - Class A	306,969	18,089,683

Food & Staples Retailing—1.3%
United Natural Foods, Inc. (a) (b)	198,547	15,296,061

Food Products—1.9%
Hain Celestial Group, Inc. (The) (a) (b)	243,126	15,572,220
Mead Johnson Nutrition Co.	76,341	7,674,561

		23,246,781

Health Care Equipment & Supplies—1.2%
Cooper Cos., Inc. (The) (a)	78,078	14,633,379

Health Care Providers & Services—8.3%
Centene Corp. (b)	413,466	29,227,911
HealthSouth Corp.	239,940	10,643,738
Humana, Inc.	126,728	22,560,119
MEDNAX, Inc. (b)	228,933	16,599,932
Molina Healthcare, Inc. (b)	100,001	6,729,067
Universal Health Services, Inc. - Class B	113,867	13,403,285

		99,164,052

Health Care Technology—1.0%
Cerner Corp. (b)	162,536	11,907,387

Hotels, Restaurants & Leisure—1.7%
Chipotle Mexican Grill, Inc. (b)	10,435	6,788,385
Dunkin’ Brands Group, Inc. (a)	153,395	7,295,466
MGM Resorts International (a) (b)	288,389	6,064,821

		20,148,672

Household Durables—1.1%
Harman International Industries, Inc.	101,482	13,561,040

Industrial Conglomerates—1.0%
Roper Industries, Inc.	67,630	11,632,360

Insurance—1.9%
Allied World Assurance Co. Holdings AG	182,675	7,380,070
Aon plc	156,740	15,065,849

		22,445,919

Internet & Catalog Retail—0.9%
Netflix, Inc. (a) (b)	26,571	11,071,870

Internet Software & Services—1.8%
Akamai Technologies, Inc. (b)	265,130	18,836,161
Yelp, Inc. (a) (b)	64,644	3,060,893

		21,897,054

IT Services—6.2%
Alliance Data Systems Corp. (b)	73,016	21,630,990
Gartner, Inc. (b)	72,074	6,043,405
Global Payments, Inc.	220,461	20,211,864
Jack Henry & Associates, Inc.	165,377	11,558,199
Vantiv, Inc. - Class A (b)	381,766	14,392,578

		73,837,036

MSF-58

Metropolitan Series Fund

Frontier Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Leisure Products—1.3%
Brunswick Corp.	309,304	$15,913,691

Life Sciences Tools & Services—2.5%
Illumina, Inc. (a) (b)	102,390	19,007,680
PAREXEL International Corp. (a) (b)	152,486	10,520,009

		29,527,689

Machinery—2.6%
Pall Corp.	93,063	9,342,595
Wabtec Corp.	229,943	21,846,884

		31,189,479

Marine—0.5%
Kirby Corp. (b)	77,914	5,847,446

Media—1.1%
Imax Corp. (a) (b)	371,116	12,510,320

Oil, Gas & Consumable Fuels—3.1%
Cabot Oil & Gas Corp.	190,895	5,637,129
Carrizo Oil & Gas, Inc. (b)	338,161	16,789,694
Continental Resources, Inc. (a) (b)	233,028	10,176,333
EP Energy Corp. - Class A (a) (b)	382,002	4,003,381

		36,606,537

Pharmaceuticals—1.7%
Mylan NV (a) (b)	105,472	6,259,763
Perrigo Co. plc	86,515	14,322,558

		20,582,321

Professional Services—0.9%
Equifax, Inc.	109,939	10,224,327

Road & Rail—1.0%
J.B. Hunt Transport Services, Inc. (a)	145,709	12,442,820

Semiconductors & Semiconductor Equipment—5.7%
Avago Technologies, Ltd.	165,811	21,054,681
Lam Research Corp.	174,267	12,239,643
NXP Semiconductor NV (b)	247,212	24,810,196
Synaptics, Inc. (a) (b)	121,699	9,894,737

		67,999,257

Software—9.6%
Cadence Design Systems, Inc. (a) (b)	655,345	12,084,562
CDK Global, Inc.	168,726	7,889,628
Electronic Arts, Inc. (b)	641,454	37,727,117
Fair Isaac Corp.	95,443	8,467,703
Fortinet, Inc. (b)	560,518	19,590,104
Red Hat, Inc. (b)	174,074	13,186,105
SS&C Technologies Holdings, Inc.	259,402	16,160,745

		115,105,964

Security Description	Shares/ Principal Amount*	Value

Specialty Retail—7.6%
Advance Auto Parts, Inc.	77,329	11,575,378
DSW, Inc. - Class A	424,972	15,672,967
GNC Holdings, Inc. - Class A	259,239	12,720,858
L Brands, Inc.	144,300	13,606,047
O’Reilly Automotive, Inc. (b)	69,168	14,956,888
Ross Stores, Inc.	216,004	22,758,182

		91,290,320

Textiles, Apparel & Luxury Goods—2.9%
lululemon athletica, Inc. (b)	140,427	8,990,137
Michael Kors Holdings, Ltd. (b)	145,682	9,578,591
VF Corp.	208,441	15,697,692

		34,266,420

Total Common Stocks (Cost $880,986,204)		1,173,415,296

Short-Term Investments—13.3%

Mutual Fund—11.1%
State Street Navigator Securities Lending MET Portfolio (c)	132,670,008	132,670,008

Repurchase Agreement—2.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/15 at 0.000% to be repurchased at $26,791,392 on 04/01/15, collateralized by $26,630,000 Federal Home Loan Bank at 2.125% due 06/10/16, with a value of $27,329,038.	26,791,392	26,791,392

Total Short-Term Investments (Cost $159,461,400)		159,461,400

Total Investments—111.5% (Cost $1,040,447,604) (d)		1,332,876,696
Other assets and liabilities (net)—(11.5)%		(137,515,385)

Net Assets—100.0%		$1,195,361,311

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2015, the market value of securities loaned was $128,518,357 and the collateral received consisted of cash in the amount of $132,670,008 and non-cash collateral with a value of $280,384. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2015.

MSF-59

Metropolitan Series Fund

Frontier Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

(d)	As of March 31, 2015, the aggregate cost of investments was $1,040,447,604. The aggregate unrealized appreciation and depreciation of investments were $304,343,529 and $(11,914,437), respectively, resulting in net unrealized appreciation of $292,429,092.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2015:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,173,415,296	$—	$—	$1,173,415,296
Short-Term Investments
Mutual Fund	132,670,008	—	—	132,670,008
Repurchase Agreement	—	26,791,392	—	26,791,392
Total Short-Term Investments	132,670,008	26,791,392	—	159,461,400
Total Investments	$1,306,085,304	$26,791,392	$—	$1,332,876,696

Collateral for securities loaned (Liability)	$—	$(132,670,008)	$—	$(132,670,008)

*	See Schedule of Investments for additional detailed categorizations.

MSF-60

Metropolitan Series Fund

Jennison Growth Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—99.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.7%
Boeing Co. (The)	348,749	$52,340,250

Automobiles—1.2%
Tesla Motors, Inc. (a) (b)	184,638	34,854,115

Biotechnology—8.4%
Alexion Pharmaceuticals, Inc. (a)	243,786	42,248,114
Biogen, Inc. (a)	195,978	82,749,751
Celgene Corp. (a)	453,112	52,234,751
Gilead Sciences, Inc. (a)	426,478	41,850,286
Vertex Pharmaceuticals, Inc. (a)	256,286	30,234,059

		249,316,961

Capital Markets—2.2%
Goldman Sachs Group, Inc. (The)	161,018	30,266,554
Morgan Stanley	1,007,741	35,966,276

		66,232,830

Chemicals—2.1%
Monsanto Co.	423,727	47,686,237
Sherwin-Williams Co. (The)	49,139	13,980,045

		61,666,282

Diversified Financial Services—1.1%
McGraw Hill Financial, Inc.	307,135	31,757,759

Energy Equipment & Services—1.0%
Schlumberger, Ltd.	365,998	30,538,873

Food & Staples Retailing—3.1%
Costco Wholesale Corp.	404,478	61,276,395
Kroger Co. (The)	390,752	29,955,048

		91,231,443

Food Products—1.1%
Mondelez International, Inc. - Class A	909,651	32,829,305

Health Care Equipment & Supplies—1.5%
Abbott Laboratories	988,400	45,792,572

Hotels, Restaurants & Leisure—3.9%
Chipotle Mexican Grill, Inc. (a)	43,587	28,355,087
Marriott International, Inc. - Class A (b)	547,132	43,945,642
Starbucks Corp.	456,386	43,219,754

		115,520,483

Internet & Catalog Retail—7.1%
Amazon.com, Inc. (a)	229,498	85,396,206
Netflix, Inc. (a)	113,299	47,210,560
Priceline Group, Inc. (The) (a)	41,609	48,439,118
TripAdvisor, Inc. (a)	222,212	18,481,372
Vipshop Holdings, Ltd. (ADR) (a)	369,589	10,880,700

		210,407,956

Internet Software & Services—13.8%
Alibaba Group Holding, Ltd. (ADR) (a)	615,710	$51,251,700
Facebook, Inc. - Class A (a)	1,312,967	107,945,582
Google, Inc. - Class A (a)	88,161	48,902,907
Google, Inc. - Class C (a)	88,633	48,570,884
LendingClub Corp. (a) (b)	63,798	1,253,631
LinkedIn Corp. - Class A (a)	243,109	60,743,215
Tencent Holdings, Ltd.	2,502,748	47,345,675
Twitter, Inc. (a)	870,932	43,616,274

		409,629,868

IT Services—5.7%
MasterCard, Inc. - Class A	1,099,493	94,985,200
Visa, Inc. - Class A (b)	1,142,024	74,699,790

		169,684,990

Life Sciences Tools & Services—1.5%
Illumina, Inc. (a)	249,400	46,298,616

Media—2.9%
Time Warner, Inc.	334,884	28,277,605
Walt Disney Co. (The)	556,785	58,401,179

		86,678,784

Oil, Gas & Consumable Fuels—2.3%
Concho Resources, Inc. (a)	309,051	35,825,192
EOG Resources, Inc.	355,641	32,608,723

		68,433,915

Pharmaceuticals—9.1%
Actavis plc (a)	247,286	73,597,259
Bristol-Myers Squibb Co.	1,034,151	66,702,740
Merck & Co., Inc.	619,596	35,614,378
Novo Nordisk A/S (ADR)	857,957	45,806,324
Shire plc (ADR)	200,735	48,033,878

		269,754,579

Real Estate Investment Trusts—1.2%
American Tower Corp.	366,452	34,501,456

Road & Rail—2.4%
Canadian Pacific Railway, Ltd.	186,302	34,037,375
Union Pacific Corp.	349,121	37,813,296

		71,850,671

Semiconductors & Semiconductor Equipment—2.4%
Applied Materials, Inc.	750,184	16,924,151
ARM Holdings plc (ADR) (b)	753,506	37,147,846
NXP Semiconductors NV (a)	183,225	18,388,461

		72,460,458

Software—8.5%
Adobe Systems, Inc. (a)	675,481	49,945,065
FireEye, Inc. (a) (b)	433,521	17,015,699
Red Hat, Inc. (a)	616,349	46,688,437

MSF-61

Metropolitan Series Fund

Jennison Growth Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Software—(Continued)
Salesforce.com, Inc. (a)	891,255	$59,544,747
Splunk, Inc. (a)	482,348	28,555,002
VMware, Inc. - Class A (a)	247,326	20,283,205
Workday, Inc. - Class A (a) (b)	361,000	30,472,010

		252,504,165

Specialty Retail—5.0%
Inditex S.A.	1,612,032	51,685,185
O’Reilly Automotive, Inc. (a)	181,671	39,284,537
Tiffany & Co.	275,843	24,276,943
TJX Cos., Inc. (The)	482,768	33,817,898

		149,064,563

Technology Hardware, Storage & Peripherals—6.6%
Apple, Inc.	1,574,024	195,855,806

Textiles, Apparel & Luxury Goods—3.9%
NIKE, Inc. - Class B	751,166	75,364,485
Under Armour, Inc. - Class A (a) (b)	510,227	41,200,830

		116,565,315

Total Common Stocks (Cost $1,993,172,938)		2,965,772,015

Short-Term Investments—7.5%

Mutual Fund—7.3%
State Street Navigator Securities Lending MET Portfolio (c)	216,650,342	216,650,342

Security Description	Principal Amount*	Value

Repurchase Agreement—0.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/15 at 0.000% to be repurchased at $5,464,887 on 04/01/15, collateralized by $5,570,000 U.S. Treasury Note at 0.250% due 08/15/15 with a value of $5,576,041.	5,464,887	5,464,887

Total Short-Term Investments (Cost $222,115,229)		222,115,229

Total Investments—107.2% (Cost $2,215,288,167) (d)		3,187,887,244
Other assets and liabilities (net)—(7.2)%		(214,001,878)

Net Assets—100.0%		$2,973,885,366

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2015, the market value of securities loaned was $238,403,795 and the collateral received consisted of cash in the amount of $216,650,342 and non-cash collateral with a value of $28,527,614. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2015.
(d)	As of March 31, 2015, the aggregate cost of investments was $2,215,288,167. The aggregate unrealized appreciation and depreciation of investments were $992,205,350 and $(19,606,273), respectively, resulting in net unrealized appreciation of $972,599,077.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MSF-62

Metropolitan Series Fund

Jennison Growth Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2015:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$52,340,250	$—	$—	$52,340,250
Automobiles	34,854,115	—	—	34,854,115
Biotechnology	249,316,961	—	—	249,316,961
Capital Markets	66,232,830	—	—	66,232,830
Chemicals	61,666,282	—	—	61,666,282
Diversified Financial Services	31,757,759	—	—	31,757,759
Energy Equipment & Services	30,538,873	—	—	30,538,873
Food & Staples Retailing	91,231,443	—	—	91,231,443
Food Products	32,829,305	—	—	32,829,305
Health Care Equipment & Supplies	45,792,572	—	—	45,792,572
Hotels, Restaurants & Leisure	115,520,483	—	—	115,520,483
Internet & Catalog Retail	210,407,956	—	—	210,407,956
Internet Software & Services	362,284,193	47,345,675	—	409,629,868
IT Services	169,684,990	—	—	169,684,990
Life Sciences Tools & Services	46,298,616	—	—	46,298,616
Media	86,678,784	—	—	86,678,784
Oil, Gas & Consumable Fuels	68,433,915	—	—	68,433,915
Pharmaceuticals	269,754,579	—	—	269,754,579
Real Estate Investment Trusts	34,501,456	—	—	34,501,456
Road & Rail	71,850,671	—	—	71,850,671
Semiconductors & Semiconductor Equipment	72,460,458	—	—	72,460,458
Software	252,504,165	—	—	252,504,165
Specialty Retail	97,379,378	51,685,185	—	149,064,563
Technology Hardware, Storage & Peripherals	195,855,806	—	—	195,855,806
Textiles, Apparel & Luxury Goods	116,565,315	—	—	116,565,315
Total Common Stocks	2,866,741,155	99,030,860	—	2,965,772,015
Short-Term Investments
Mutual Fund	216,650,342	—	—	216,650,342
Repurchase Agreement	—	5,464,887	—	5,464,887
Total Short-Term Investments	216,650,342	5,464,887	—	222,115,229
Total Investments	$3,083,391,497	$104,495,747	$—	$3,187,887,244

Collateral for securities loaned (Liability)	$—	$(216,650,342)	$—	$(216,650,342)

MSF-63

Metropolitan Series Fund

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—97.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.1%
Exelis, Inc.	62,426	$1,521,322
Hexcel Corp.	32,845	1,688,890
KLX, Inc. (a)	30,063	1,158,628
Vectrus, Inc. (a)	40,213	1,025,029

		5,393,869

Air Freight & Logistics—0.5%
XPO Logistics, Inc. (a) (b)	52,739	2,398,042

Airlines—0.2%
Spirit Airlines, Inc. (a)	15,896	1,229,715

Auto Components—1.1%
Fox Factory Holding Corp. (a)	112,076	1,719,246
Metaldyne Performance Group, Inc. (a)	44,980	810,539
Remy International, Inc.	95,986	2,131,849
Tenneco, Inc. (a)	13,866	796,186

		5,457,820

Banks—9.5%
BancorpSouth, Inc.	117,513	2,728,652
Bank of the Ozarks, Inc. (b)	56,738	2,095,334
Bryn Mawr Bank Corp.	25,271	768,491
Cathay General Bancorp	132,581	3,771,929
City National Corp.	20,475	1,823,913
CVB Financial Corp. (b)	129,106	2,057,950
First Financial Bancorp	126,493	2,252,840
First Financial Bankshares, Inc. (b)	67,959	1,878,387
Home BancShares, Inc.	36,535	1,238,171
Iberiabank Corp.	37,723	2,377,681
PacWest Bancorp (b)	72,443	3,396,852
Pinnacle Financial Partners, Inc.	102,396	4,552,526
Popular, Inc. (a)	54,000	1,857,060
PrivateBancorp, Inc.	60,011	2,110,587
Prosperity Bancshares, Inc. (b)	49,002	2,571,625
Signature Bank (a)	29,196	3,783,218
Talmer Bancorp, Inc. - Class A	141,792	2,171,545
Texas Capital Bancshares, Inc. (a)	38,371	1,866,749
TriState Capital Holdings, Inc. (a) (b)	37,171	389,180
Wintrust Financial Corp.	61,820	2,947,578

		46,640,268

Beverages—0.2%
Cott Corp.	96,653	905,639

Biotechnology—2.6%
Acceleron Pharma, Inc. (a) (b)	30,469	1,159,650
Acorda Therapeutics, Inc. (a) (b)	38,729	1,288,901
Anacor Pharmaceuticals, Inc. (a)	24,300	1,405,755
Chimerix, Inc. (a) (b)	25,122	946,848
Emergent Biosolutions, Inc. (a) (b)	67,343	1,936,785
Insys Therapeutics, Inc. (a) (b)	27,892	1,621,362
Neurocrine Biosciences, Inc. (a) (b)	21,300	845,823
Receptos, Inc. (a) (b)	8,433	1,390,517
TESARO, Inc. (a)	15,419	885,051

Biotechnology—(Continued)
Zafgen, Inc. (a) (b)	27,737	1,098,663

		12,579,355

Building Products—2.0%
Apogee Enterprises, Inc.	41,370	1,787,184
Armstrong World Industries, Inc. (a)	35,535	2,042,196
Caesarstone Sdot-Yam, Ltd.	16,876	1,024,542
Masonite International Corp. (a)	24,904	1,675,043
NCI Building Systems, Inc. (a)	69,199	1,195,759
Trex Co., Inc. (a) (b)	37,883	2,065,760

		9,790,484

Capital Markets—1.8%
Artisan Partners Asset Management, Inc. - Class A	30,143	1,370,301
Hercules Technology Growth Capital, Inc. (b)	122,023	1,644,870
HFF, Inc. - Class A	52,588	1,974,154
Safeguard Scientifics, Inc. (a) (b)	43,441	785,413
Stifel Financial Corp. (a)	56,327	3,140,230

		8,914,968

Chemicals—1.4%
Cabot Corp.	44,594	2,006,730
Flotek Industries, Inc. (a) (b)	64,546	951,408
Minerals Technologies, Inc.	36,581	2,674,071
Tronox, Ltd. - Class A	67,155	1,365,261

		6,997,470

Commercial Services & Supplies—3.0%
Healthcare Services Group, Inc. (b)	56,830	1,825,948
KAR Auction Services, Inc.	86,743	3,290,162
Knoll, Inc.	76,951	1,802,962
McGrath RentCorp	34,930	1,149,546
Rollins, Inc.	56,322	1,392,843
Viad Corp.	52,961	1,473,375
Waste Connections, Inc.	32,277	1,553,815
West Corp.	69,578	2,346,866

		14,835,517

Communications Equipment—0.6%
Calix, Inc. (a)	165,893	1,391,842
Ciena Corp. (a) (b)	53,301	1,029,242
Digi International, Inc. (a)	71,762	716,185

		3,137,269

Construction & Engineering—0.8%
MYR Group, Inc. (a)	68,157	2,136,040
Primoris Services Corp. (b)	94,005	1,615,946

		3,751,986

Construction Materials—0.2%
Summit Materials, Inc. Class A (a)	39,812	881,836

Consumer Finance—0.5%
Credit Acceptance Corp. (a) (b)	5,298	1,033,110

MSF-64

Metropolitan Series Fund

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Consumer Finance—(Continued)
Encore Capital Group, Inc. (a) (b)	39,086	$1,625,587

		2,658,697

Distributors—0.8%
Core-Mark Holding Co., Inc.	35,474	2,281,688
Pool Corp.	25,738	1,795,483

		4,077,171

Diversified Consumer Services—0.8%
Bright Horizons Family Solutions, Inc. (a)	39,912	2,046,288
Nord Anglia Education, Inc. (a) (b)	94,428	2,145,404

		4,191,692

Diversified Financial Services—1.1%
FNFV Group (a)	170,746	2,407,519
MarketAxess Holdings, Inc.	39,194	3,249,182

		5,656,701

Electric Utilities—1.2%
ALLETE, Inc.	60,842	3,210,024
UIL Holdings Corp.	50,824	2,613,370

		5,823,394

Electrical Equipment—1.4%
AZZ, Inc.	15,975	744,275
Babcock & Wilcox Co. (The)	80,726	2,590,497
EnerSys (b)	37,817	2,429,364
Thermon Group Holdings, Inc. (a)	50,181	1,207,857

		6,971,993

Electronic Equipment, Instruments & Components—4.0%
Belden, Inc.	37,769	3,533,668
Checkpoint Systems, Inc.	16,455	178,043
FARO Technologies, Inc. (a)	28,834	1,791,456
FEI Co. (b)	19,793	1,510,998
IPG Photonics Corp. (a) (b)	21,282	1,972,841
Littelfuse, Inc.	37,252	3,702,476
Methode Electronics, Inc.	45,537	2,142,061
Rogers Corp. (a)	40,620	3,339,370
Vishay Intertechnology, Inc. (b)	121,044	1,672,828

		19,843,741

Energy Equipment & Services—1.4%
Bristow Group, Inc.	34,488	1,877,872
Dril-Quip, Inc. (a)	19,550	1,337,024
Helix Energy Solutions Group, Inc. (a)	166,030	2,483,809
Parker Drilling Co. (a)	337,922	1,179,348

		6,878,053

Food & Staples Retailing—0.6%
SpartanNash Co.	93,044	2,936,469

Food Products—1.4%
Freshpet, Inc. (a) (b)	74,808	1,453,519

Food Products—(Continued)
J&J Snack Foods Corp.	6,991	745,940
Post Holdings, Inc. (a) (b)	61,181	2,865,718
TreeHouse Foods, Inc. (a) (b)	22,730	1,932,505

		6,997,682

Health Care Equipment & Supplies—3.5%
Cardiovascular Systems, Inc. (a)	45,929	1,793,068
Cynosure, Inc. - Class A (a)	95,747	2,936,561
Inogen, Inc. (a)	26,777	856,596
LDR Holding Corp. (a)	42,064	1,541,225
Novadaq Technologies, Inc. (a) (b)	106,706	1,732,905
Quidel Corp. (a) (b)	54,413	1,468,063
Spectranetics Corp. (The) (a) (b)	79,183	2,752,401
SurModics, Inc. (a) (b)	42,270	1,100,288
Teleflex, Inc. (b)	17,290	2,089,151
Wright Medical Group, Inc. (a) (b)	34,304	885,043

		17,155,301

Health Care Providers & Services—3.1%
Acadia Healthcare Co., Inc. (a) (b)	40,718	2,915,409
Amsurg Corp. (a)	38,436	2,364,583
Bio-Reference Labs, Inc. (a) (b)	41,966	1,478,882
BioScrip, Inc. (a) (b)	209,985	930,233
ExamWorks Group, Inc. (a) (b)	50,037	2,082,540
Magellan Health, Inc. (a)	30,102	2,131,824
Team Health Holdings, Inc. (a)	33,867	1,981,558
WellCare Health Plans, Inc. (a)	16,551	1,513,754

		15,398,783

Health Care Technology—0.1%
MedAssets, Inc. (a)	30,730	578,339

Hotels, Restaurants & Leisure—4.8%
Carrols Restaurant Group, Inc. (a)	71,602	593,581
Churchill Downs, Inc.	33,781	3,883,802
Cracker Barrel Old Country Store, Inc. (b)	6,635	1,009,449
Dave & Buster’s Entertainment, Inc. (a) (b)	38,485	1,172,253
Diamond Resorts International, Inc. (a) (b)	121,161	4,050,412
Krispy Kreme Doughnuts, Inc. (a) (b)	60,409	1,207,576
Marriott Vacations Worldwide Corp.	42,978	3,483,367
Popeyes Louisiana Kitchen, Inc. (a)	31,805	1,902,575
Six Flags Entertainment Corp. (b)	62,966	3,048,184
Vail Resorts, Inc.	22,467	2,323,537
Zoe’s Kitchen, Inc. (a)	29,053	967,174

		23,641,910

Household Durables—1.2%
Jarden Corp. (a)	46,469	2,458,210
La-Z-Boy, Inc.	26,321	739,884
Libbey, Inc.	64,321	2,567,051

		5,765,145

Industrial Conglomerates—0.3%
Raven Industries, Inc. (b)	73,559	1,505,017

MSF-65

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Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—2.4%
Employers Holdings, Inc.	123,838	$3,342,388
HCC Insurance Holdings, Inc.	68,370	3,874,528
ProAssurance Corp.	45,299	2,079,677
Reinsurance Group of America, Inc.	27,885	2,598,603

		11,895,196

Internet & Catalog Retail—0.9%
HSN, Inc.	31,016	2,116,222
Liberty Ventures - Series A (a)	32,340	1,358,603
Wayfair, Inc. - Class A (a) (b)	30,367	975,388

		4,450,213

Internet Software & Services—3.0%
comScore, Inc. (a)	43,196	2,211,635
Criteo S.A. (ADR) (a)	42,946	1,696,367
Dealertrack Technologies, Inc. (a) (b)	44,154	1,700,812
Demandware, Inc. (a) (b)	29,241	1,780,777
Endurance International Group Holdings, Inc. (a) (b)	98,037	1,868,585
Envestnet, Inc. (a)	32,499	1,822,544
Everyday Health, Inc. (a)	75,654	972,911
Perficient, Inc. (a)	84,986	1,758,360
Q2 Holdings, Inc. (a)	52,486	1,109,554

		14,921,545

IT Services—3.9%
Cardtronics, Inc. (a) (b)	41,952	1,577,395
Convergys Corp. (b)	107,588	2,460,538
CSG Systems International, Inc. (b)	65,808	1,999,905
DST Systems, Inc.	28,113	3,112,390
Euronet Worldwide, Inc. (a) (b)	96,019	5,641,116
InterXion Holding NV (a)	41,748	1,177,294
WEX, Inc. (a) (b)	29,644	3,182,580

		19,151,218

Life Sciences Tools & Services—0.8%
Cambrex Corp. (a)	53,434	2,117,590
VWR Corp. (a) (b)	62,163	1,615,616

		3,733,206

Machinery—4.3%
Alamo Group, Inc.	18,612	1,174,976
Albany International Corp. - Class A	51,129	2,032,378
Altra Industrial Motion Corp.	57,460	1,588,194
John Bean Technologies Corp.	101,745	3,634,331
Middleby Corp. (The) (a)	18,018	1,849,548
Proto Labs, Inc. (a) (b)	27,118	1,898,260
RBC Bearings, Inc.	59,605	4,562,167
Trimas Corp. (a)	67,251	2,070,658
Wabtec Corp.	23,528	2,235,395

		21,045,907

Marine—0.3%
Kirby Corp. (a)	19,349	1,452,142

Media—3.2%
Carmike Cinemas, Inc. (a)	73,550	2,471,280
EW Scripps Co. (The) - Class A (a) (b)	73,248	2,083,173
IMAX Corp. (a)	44,532	1,501,174
John Wiley & Sons, Inc. - Class A	40,041	2,448,107
Journal Communications, Inc. - Class A (a)	55,555	823,325
National CineMedia, Inc.	124,286	1,876,718
New Media Investment Group, Inc.	107,473	2,571,829
Time, Inc. (b)	86,352	1,937,739

		15,713,345

Metals & Mining—1.6%
Globe Specialty Metals, Inc.	80,681	1,526,484
Haynes International, Inc.	42,162	1,880,847
Horsehead Holding Corp. (a) (b)	120,962	1,531,379
RTI International Metals, Inc. (a) (b)	32,430	1,164,561
SunCoke Energy, Inc.	125,791	1,879,318

		7,982,589

Multi-Utilities—0.6%
NorthWestern Corp.	54,849	2,950,328

Oil, Gas & Consumable Fuels—1.4%
Clayton Williams Energy, Inc. (a) (b)	12,001	607,611
Diamondback Energy, Inc. (a)	23,895	1,836,092
PDC Energy, Inc. (a)	31,744	1,715,446
QEP Resources, Inc.	74,191	1,546,882
Synergy Resources Corp. (a)	92,471	1,095,781

		6,801,812

Paper & Forest Products—0.2%
PH Glatfelter Co.	30,825	848,612

Pharmaceuticals—0.9%
Akorn, Inc. (a) (b)	36,374	1,728,129
Impax Laboratories, Inc. (a)	36,343	1,703,396
ZS Pharma, Inc. (a)	19,758	831,417

		4,262,942

Professional Services—2.7%
Corporate Executive Board Co. (The)	26,807	2,140,807
FTI Consulting, Inc. (a)	57,373	2,149,192
Huron Consulting Group, Inc. (a)	25,605	1,693,771
On Assignment, Inc. (a)	37,975	1,457,101
RPX Corp. (a)	123,018	1,770,229
TriNet Group, Inc. (a) (b)	47,805	1,684,170
WageWorks, Inc. (a)	44,552	2,375,958

		13,271,228

Real Estate Investment Trusts—5.4%
American Campus Communities, Inc.	55,813	2,392,703
BioMed Realty Trust, Inc.	122,885	2,784,574
CubeSmart	121,211	2,927,246
Hersha Hospitality Trust	302,517	1,957,285
Home Properties, Inc.	25,191	1,745,484
Mid-America Apartment Communities, Inc.	32,704	2,527,038

MSF-66

Metropolitan Series Fund

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Real Estate Investment Trusts—(Continued)
National Retail Properties, Inc.	42,345	$1,734,875
Omega Healthcare Investors, Inc. (b)	44,942	1,823,297
Potlatch Corp.	39,078	1,564,683
Retail Opportunity Investments Corp.	194,735	3,563,650
Sabra Health Care REIT, Inc. (b)	28,359	940,101
Sovran Self Storage, Inc.	28,205	2,649,578

		26,610,514

Road & Rail—1.4%
Avis Budget Group, Inc. (a)	22,108	1,304,704
Genesee & Wyoming, Inc. - Class A (a)	36,111	3,482,545
Old Dominion Freight Line, Inc. (a)	28,758	2,222,993

		7,010,242

Semiconductors & Semiconductor Equipment—3.6%
Advanced Energy Industries, Inc. (a)	30,085	771,981
Cavium, Inc. (a)	29,063	2,058,242
Diodes, Inc. (a)	49,335	1,409,008
Inphi Corp. (a) (b)	59,041	1,052,701
Intersil Corp. - Class A	108,378	1,551,973
MKS Instruments, Inc.	49,273	1,665,920
Monolithic Power Systems, Inc.	40,769	2,146,488
Semtech Corp. (a)	123,128	3,280,745
Silicon Laboratories, Inc. (a)	37,139	1,885,547
Teradyne, Inc.	98,211	1,851,277

		17,673,882

Software—3.8%
Ellie Mae, Inc. (a) (b)	25,891	1,432,031
FleetMatics Group plc (a) (b)	56,219	2,521,422
Guidewire Software, Inc. (a)	53,740	2,827,261
Imperva, Inc. (a)	26,373	1,126,127
Monotype Imaging Holdings, Inc.	26,144	853,340
Proofpoint, Inc. (a) (b)	38,413	2,274,818
Synchronoss Technologies, Inc. (a) (b)	44,097	2,092,844
Ultimate Software Group, Inc. (The) (a) (b)	16,020	2,722,679
Verint Systems, Inc. (a)	43,631	2,702,068

		18,552,590

Specialty Retail—3.2%
Asbury Automotive Group, Inc. (a)	27,787	2,309,100
Barnes & Noble, Inc. (a) (b)	68,614	1,629,583
Boot Barn Holdings, Inc. (a)	48,947	1,170,812
Christopher & Banks Corp. (a)	125,546	698,036
Genesco, Inc. (a)	38,244	2,724,120
MarineMax, Inc. (a)	68,581	1,818,082
Mattress Firm Holding Corp. (a) (b)	17,495	1,218,352
Monro Muffler Brake, Inc. (b)	22,607	1,470,585
Restoration Hardware Holdings, Inc. (a) (b)	17,607	1,746,438
Sally Beauty Holdings, Inc. (a)	29,695	1,020,617

		15,805,725

Security Description	Shares/ Principal Amount*	Value

Textiles, Apparel & Luxury Goods—0.9%
Columbia Sportswear Co.	24,127	1,469,334
Oxford Industries, Inc.	24,344	1,836,755
Tumi Holdings, Inc. (a) (b)	37,740	923,121

		4,229,210

Thrifts & Mortgage Finance—0.7%
Capitol Federal Financial, Inc.	72,425	905,313
Essent Group, Ltd. (a) (b)	67,406	1,611,677
Federal Agricultural Mortgage Corp. - Class C	33,757	951,610

		3,468,600

Trading Companies & Distributors—0.6%
DXP Enterprises, Inc. (a)	19,245	848,512
H&E Equipment Services, Inc.	37,329	932,852
Rush Enterprises, Inc. - Class A (a) (b)	50,123	1,371,365

		3,152,729

Transportation Infrastructure—0.4%
Macquarie Infrastructure Co. LLC	21,938	1,805,278

Total Common Stocks (Cost $332,658,023)		479,783,379

Short-Term Investments—21.3%

Mutual Fund—18.7%
State Street Navigator Securities Lending MET Portfolio (c)	92,205,322	92,205,322

Repurchase Agreement—2.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/15 at 0.000% to be repurchased at $12,858,829 on 04/01/15, collateralized by $12,925,000 Federal National Mortgage Association at 1.625% due 10/26/15 with a value of $13,118,875.	12,858,829	12,858,829

Total Short-Term Investments (Cost $105,064,151)		105,064,151

Total Investments—118.7% (Cost $437,722,174) (d)		584,847,530
Other assets and liabilities (net)—(18.7)%		(92,064,967)

Net Assets—100.0%		$492,782,563

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)

All or a portion of the security was held on loan. As of March 31, 2015, the market value of securities loaned was $95,723,286 and the collateral received consisted of cash in the amount of $92,205,322 and non-cash collateral with a value of $6,480,766. The cash collateral is invested in a money market fund managed by an affiliate of the

MSF-67

Metropolitan Series Fund

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.

(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2015.
(d)	As of March 31, 2015, the aggregate cost of investments was $437,722,174. The aggregate unrealized appreciation and depreciation of investments were $154,080,402 and $(6,955,046), respectively, resulting in net unrealized appreciation of $147,125,356.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2015:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$479,783,379	$—	$—	$479,783,379
Short-Term Investments
Mutual Fund	92,205,322	—	—	92,205,322
Repurchase Agreement	—	12,858,829	—	12,858,829
Total Short-Term Investments	92,205,322	12,858,829	—	105,064,151
Total Investments	$571,988,701	$12,858,829	$—	$584,847,530

Collateral for securities loaned (Liability)	$—	$(92,205,322)	$—	$(92,205,322)

*	See Schedule of Investments for additional detailed categorizations.

MSF-68

Metropolitan Series Fund

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—97.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.9%
Hexcel Corp.	78,296	$4,025,980

Air Freight & Logistics—1.3%
XPO Logistics, Inc. (a) (b)	125,788	5,719,580

Airlines—0.7%
Spirit Airlines, Inc. (a)	38,163	2,952,290

Banks—3.4%
Bank of the Ozarks, Inc.	135,249	4,994,746
Pinnacle Financial Partners, Inc.	102,920	4,575,823
PrivateBancorp, Inc.	143,052	5,031,139

		14,601,708

Biotechnology—6.9%
Acceleron Pharma, Inc. (a) (b)	72,632	2,764,374
Acorda Therapeutics, Inc. (a) (b)	92,321	3,072,443
Anacor Pharmaceuticals, Inc. (a)	57,926	3,351,019
Chimerix, Inc. (a) (b)	60,040	2,262,908
Emergent Biosolutions, Inc. (a)	160,530	4,616,843
Insys Therapeutics, Inc. (a) (b)	66,525	3,867,098
Neurocrine Biosciences, Inc. (a) (b)	50,733	2,014,607
Receptos, Inc. (a) (b)	20,102	3,314,619
TESARO, Inc. (a) (b)	36,725	2,108,015
Zafgen, Inc. (a) (b)	66,117	2,618,894

		29,990,820

Building Products—3.3%
Apogee Enterprises, Inc.	98,617	4,260,254
Caesarstone Sdot-Yam, Ltd.	40,229	2,442,303
NCI Building Systems, Inc. (a)	164,954	2,850,405
Trex Co., Inc. (a) (b)	90,304	4,924,277

		14,477,239

Capital Markets—1.8%
Artisan Partners Asset Management, Inc. - Class A	71,854	3,266,483
HFF, Inc. - Class A	125,429	4,708,604

		7,975,087

Chemicals—0.5%
Flotek Industries, Inc. (a) (b)	155,352	2,289,888

Commercial Services & Supplies—1.0%
Healthcare Services Group, Inc. (b)	135,468	4,352,587

Communications Equipment—0.6%
Ciena Corp. (a) (b)	127,058	2,453,490

Consumer Finance—0.9%
Encore Capital Group, Inc. (a) (b)	93,172	3,875,023

Distributors—1.0%
Pool Corp.	61,353	4,279,985

Diversified Consumer Services—2.3%
Bright Horizons Family Solutions, Inc. (a)	95,141	4,877,879
Nord Anglia Education, Inc. (a) (b)	225,092	5,114,090

		9,991,969

Diversified Financial Services—1.1%
MarketAxess Holdings, Inc.	58,314	4,834,231

Electrical Equipment—0.7%
Thermon Group Holdings, Inc. (a)	119,619	2,879,229

Electronic Equipment, Instruments & Components—2.9%
FARO Technologies, Inc. (a)	69,399	4,311,760
FEI Co. (b)	47,181	3,601,797
IPG Photonics Corp. (a) (b)	50,730	4,702,671

		12,616,228

Energy Equipment & Services—0.8%
Dril-Quip, Inc. (a)	47,011	3,215,082

Food Products—1.9%
Freshpet, Inc. (a) (b)	178,323	3,464,816
TreeHouse Foods, Inc. (a)	54,182	4,606,554

		8,071,370

Health Care Equipment & Supplies—7.0%
Cardiovascular Systems, Inc. (a)	109,483	4,274,216
Cynosure, Inc. - Class A (a)	137,656	4,221,909
Inogen, Inc. (a)	64,197	2,053,662
LDR Holding Corp. (a)	100,270	3,673,893
Novadaq Technologies, Inc. (a) (b)	254,723	4,136,701
Quidel Corp. (a) (b)	129,707	3,499,495
Spectranetics Corp. (The) (a) (b)	188,751	6,560,985
Wright Medical Group, Inc. (a) (b)	81,772	2,109,718

		30,530,579

Health Care Providers & Services—6.3%
Acadia Healthcare Co., Inc. (a) (b)	97,061	6,949,567
Amsurg Corp. (a)	91,738	5,643,722
ExamWorks Group, Inc. (a) (b)	119,343	4,967,056
Magellan Health, Inc. (a)	71,757	5,081,831
Team Health Holdings, Inc. (a)	80,776	4,726,204

		27,368,380

Hotels, Restaurants & Leisure—4.9%
Dave & Buster’s Entertainment, Inc. (a) (b)	91,738	2,794,339
Diamond Resorts International, Inc. (a)	90,571	3,027,788
Krispy Kreme Doughnuts, Inc. (a) (b)	144,000	2,878,560
Popeyes Louisiana Kitchen, Inc. (a)	75,816	4,535,313
Vail Resorts, Inc.	53,587	5,541,968
Zoe’s Kitchen, Inc. (a)	69,168	2,302,603

		21,080,571

Internet & Catalog Retail—0.5%
Wayfair, Inc. - Class A (a) (b)	72,389	2,325,135

MSF-69

Metropolitan Series Fund

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Internet Software & Services—7.2%
comScore, Inc. (a)	102,968	$5,271,962
Criteo S.A. (ADR) (a)	102,432	4,046,064
Dealertrack Technologies, Inc. (a) (b)	105,253	4,054,346
Demandware, Inc. (a) (b)	69,795	4,250,515
Endurance International Group Holdings, Inc. (a) (b)	235,958	4,497,359
Envestnet, Inc. (a)	77,469	4,344,462
Everyday Health, Inc. (a)	180,341	2,319,185
Q2 Holdings, Inc. (a)	125,113	2,644,889

		31,428,782

IT Services—2.7%
Cardtronics, Inc. (a) (b)	100,003	3,760,113
Euronet Worldwide, Inc. (a)	86,998	5,111,133
InterXion Holding NV (a)	99,517	2,806,379

		11,677,625

Life Sciences Tools & Services—1.2%
Cambrex Corp. (a)	127,374	5,047,832

Machinery—2.8%
Middleby Corp. (The) (a)	42,952	4,409,023
Proto Labs, Inc. (a) (b)	64,726	4,530,820
RBC Bearings, Inc.	41,299	3,161,025

		12,100,868

Media—0.8%
IMAX Corp. (a) (b)	106,153	3,578,418

Oil, Gas & Consumable Fuels—2.0%
Diamondback Energy, Inc. (a)	57,439	4,413,613
PDC Energy, Inc. (a)	76,327	4,124,711

		8,538,324

Pharmaceuticals—2.3%
Akorn, Inc. (a) (b)	86,706	4,119,402
Impax Laboratories, Inc. (a) (b)	86,633	4,060,489
ZS Pharma, Inc. (a)	47,067	1,980,579

		10,160,470

Professional Services—5.1%
Corporate Executive Board Co. (The)	63,937	5,106,009
Huron Consulting Group, Inc. (a)	61,037	4,037,598
On Assignment, Inc. (a)	90,523	3,473,367
TriNet Group, Inc. (a)	113,956	4,014,670
WageWorks, Inc. (a)	106,201	5,663,699

		22,295,343

Road & Rail—1.1%
Genesee & Wyoming, Inc. - Class A (a)	49,636	4,786,896

Semiconductors & Semiconductor Equipment—6.6%
Cavium, Inc. (a) (b)	69,318	4,909,101
Inphi Corp. (a)	140,922	2,512,639

Semiconductors & Semiconductor Equipment—(Continued)
Intersil Corp. - Class A	258,345	3,699,501
MKS Instruments, Inc.	117,456	3,971,187
Monolithic Power Systems, Inc.	97,183	5,116,685
Semtech Corp. (a)	151,536	4,037,677
Silicon Laboratories, Inc. (a)	88,529	4,494,617

		28,741,407

Software—7.1%
Ellie Mae, Inc. (a) (b)	61,718	3,413,622
FleetMatics Group plc (a) (b)	134,204	6,019,049
Guidewire Software, Inc. (a) (b)	128,103	6,739,499
Imperva, Inc. (a)	62,947	2,687,837
Proofpoint, Inc. (a) (b)	91,568	5,422,657
Ultimate Software Group, Inc. (The) (a) (b)	38,187	6,490,072

		30,772,736

Specialty Retail—4.4%
Asbury Automotive Group, Inc. (a)	66,239	5,504,461
Boot Barn Holdings, Inc. (a)	116,678	2,790,937
Mattress Firm Holding Corp. (a) (b)	41,758	2,908,027
Monro Muffler Brake, Inc. (b)	53,890	3,505,545
Restoration Hardware Holdings, Inc. (a) (b)	42,368	4,202,482

		18,911,452

Textiles, Apparel & Luxury Goods—2.3%
Columbia Sportswear Co.	57,512	3,502,481
Oxford Industries, Inc.	58,460	4,410,807
Tumi Holdings, Inc. (a) (b)	90,863	2,222,509

		10,135,797

Thrifts & Mortgage Finance—0.9%
Essent Group, Ltd. (a)	160,771	3,844,035

Total Common Stocks (Cost $317,300,349)		421,926,436

Short-Term Investments—30.4%

Mutual Fund—26.8%
State Street Navigator Securities Lending MET Portfolio (c)	116,507,223	116,507,223

MSF-70

Metropolitan Series Fund

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreement—3.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/15 at 0.000% to be repurchased at $15,540,464 on 04/01/15, collateralized by $15,735,000 Federal Home Loan Bank at 1.250% due 06/23/17 with a value of $15,853,013.	15,540,464	$15,540,464

Total Short-Term Investments (Cost $132,047,687)		132,047,687

Total Investments—127.6% (Cost $449,348,036) (d)		553,974,123
Other assets and liabilities (net)—(27.6)%		(119,718,098)

Net Assets—100.0%		$434,256,025

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2015, the market value of securities loaned was $117,718,878 and the collateral received consisted of cash in the amount of $116,507,223 and non-cash collateral with a value of $5,405,015. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2015.
(d)	As of March 31, 2015, the aggregate cost of investments was $449,348,036. The aggregate unrealized appreciation and depreciation of investments were $107,814,862 and $(3,188,775), respectively, resulting in net unrealized appreciation of $104,626,087.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2015:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$421,926,436	$—	$—	$421,926,436
Short-Term Investments
Mutual Fund	116,507,223	—	—	116,507,223
Repurchase Agreement	—	15,540,464	—	15,540,464
Total Short-Term Investments	116,507,223	15,540,464	—	132,047,687
Total Investments	$538,433,659	$15,540,464	$—	$553,974,123

Collateral for securities loaned (Liability)	$—	$(116,507,223)	$—	$(116,507,223)

*	See Schedule of Investments for additional detailed categorizations.

MSF-71

Metropolitan Series Fund

Met/Artisan Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—92.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.7%
L-3 Communications Holdings, Inc.	84,987	$10,690,515
Rockwell Collins, Inc.	279,689	27,003,973

		37,694,488

Banks—1.2%
M&T Bank Corp. (a)	134,187	17,041,749

Chemicals—1.7%
Celanese Corp. - Series A	430,692	24,058,455

Commercial Services & Supplies—1.3%
Republic Services, Inc.	430,733	17,470,530

Construction & Engineering—4.6%
Fluor Corp.	402,628	23,014,217
Jacobs Engineering Group, Inc. (b)	665,790	30,067,076
Quanta Services, Inc. (b)	374,129	10,673,900

		63,755,193

Diversified Consumer Services—2.0%
H&R Block, Inc.	867,964	27,835,605

Diversified Financial Services—1.5%
Intercontinental Exchange, Inc.	91,350	21,309,215

Electric Utilities—3.4%
Edison International	377,407	23,576,615
Xcel Energy, Inc.	681,994	23,740,211

		47,316,826

Electrical Equipment—1.2%
Hubbell, Inc. - Class B	150,345	16,480,819

Electronic Equipment, Instruments & Components—8.8%
Arrow Electronics, Inc. (b)	649,678	39,727,810
Avnet, Inc.	853,609	37,985,600
FLIR Systems, Inc.	974,517	30,482,892
Keysight Technologies, Inc. (b)	366,751	13,624,800

		121,821,102

Energy Equipment & Services—2.3%
Ensco plc - Class A (a)	725,073	15,277,288
Helmerich & Payne, Inc. (a)	150,426	10,239,498
McDermott International, Inc. (a) (b)	1,638,766	6,292,861

		31,809,647

Food & Staples Retailing—2.5%
Kroger Co. (The)	458,546	35,152,136

Health Care Providers & Services—2.6%
Cigna Corp.	277,446	35,912,610

Insurance—16.3%
Alleghany Corp. (b)	82,189	40,026,043
Allied World Assurance Co. Holdings AG	536,735	21,684,094
Allstate Corp. (The)	494,688	35,206,945

Insurance—(Continued)
Aon plc	301,699	28,999,308
Arch Capital Group, Ltd. (b)	469,641	28,929,886
Loews Corp.	484,104	19,765,966
Progressive Corp. (The)	916,249	24,921,973
Torchmark Corp.	500,146	27,468,018

		227,002,233

Internet & Catalog Retail—2.5%
Liberty Interactive Corp. - Class A (b)	739,912	21,598,031
Liberty Ventures - Series A (b)	326,947	13,735,044

		35,333,075

Internet Software & Services—1.6%
IAC/InterActiveCorp	321,947	21,721,764

IT Services—2.7%
NeuStar, Inc. - Class A (a) (b)	430,000	10,586,600
Teradata Corp. (a) (b)	607,837	26,829,925

		37,416,525

Leisure Products—1.1%
Mattel, Inc. (a)	687,416	15,707,456

Machinery—3.4%
Joy Global, Inc. (a)	627,135	24,571,149
Kennametal, Inc. (a)	690,080	23,248,795

		47,819,944

Media—3.9%
Gannett Co., Inc.	743,302	27,561,638
Omnicom Group, Inc.	345,235	26,921,425

		54,483,063

Metals & Mining—4.0%
Goldcorp, Inc. (a)	1,422,901	25,782,966
Kinross Gold Corp. (b)	4,159,703	9,317,735
Nucor Corp.	445,207	21,160,689

		56,261,390

Multi-Utilities—1.6%
SCANA Corp. (a)	405,106	22,276,779

Multiline Retail—1.0%
Nordstrom, Inc.	177,871	14,286,599

Oil, Gas & Consumable Fuels—4.4%
Denbury Resources, Inc. (a)	2,388,445	17,411,764
Hess Corp.	90,920	6,170,741
SM Energy Co.	424,100	21,917,488
Southwestern Energy Co. (a) (b)	683,312	15,846,005

		61,345,998

Professional Services—2.0%
ManpowerGroup, Inc.	320,305	27,594,276

MSF-72

Metropolitan Series Fund

Met/Artisan Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Real Estate Investment Trusts—1.8%
American Capital Agency Corp.	571,659	$12,193,486
Hatteras Financial Corp.	717,222	13,024,752

		25,218,238

Road & Rail—0.6%
Ryder System, Inc.	93,207	8,844,412

Semiconductors & Semiconductor Equipment—4.2%
Analog Devices, Inc.	649,973	40,948,299
KLA-Tencor Corp.	172,409	10,049,721
Lam Research Corp.	96,715	6,792,778

		57,790,798

Software—1.3%
Synopsys, Inc. (b)	394,771	18,285,793

Specialty Retail—2.2%
Bed Bath & Beyond, Inc. (a) (b)	401,269	30,807,427

Textiles, Apparel & Luxury Goods—1.6%
Coach, Inc. (a)	524,788	21,741,967

Total Common Stocks (Cost $1,012,613,315)		1,281,596,112

Short-Term Investments—17.5%

Mutual Fund—10.0%
State Street Navigator Securities Lending MET Portfolio (c)	139,867,957	139,867,957

Security Description	Principal Amount*	Value

Repurchase Agreement—7.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/15 at 0.000% to be repurchased at $104,327,492 on 04/01/15, collateralized by $93,965,000 Federal Home Loan Bank at 0.125% due 09/02/15 with a value of $106,415,363.	104,327,492	104,327,492

Total Short-Term Investments (Cost $244,195,449)		244,195,449

Total Investments—109.5% (Cost $1,256,808,764) (d)		1,525,791,561
Other assets and liabilities (net)—(9.5)%		(132,881,749)

Net Assets—100.0%		$1,392,909,812

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2015, the market value of securities loaned was $184,364,531 and the collateral received consisted of cash in the amount of $139,867,957 and non-cash collateral with a value of $50,096,093. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2015.
(d)	As of March 31, 2015, the aggregate cost of investments was $1,256,808,764. The aggregate unrealized appreciation and depreciation of investments were $379,387,163 and $(110,404,366), respectively, resulting in net unrealized appreciation of $268,982,797.

MSF-73

Metropolitan Series Fund

Met/Artisan Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2015:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,281,596,112	$—	$—	$1,281,596,112
Short-Term Investments
Mutual Fund	139,867,957	—	—	139,867,957
Repurchase Agreement	—	104,327,492	—	104,327,492
Total Short-Term Investments	139,867,957	104,327,492	—	244,195,449
Total Investments	$1,421,464,069	$104,327,492	$—	$1,525,791,561

Collateral for securities loaned (Liability)	$—	$(139,867,957)	$—	$(139,867,957)

*	See Schedule of Investments for additional detailed categorizations.

MSF-74

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—99.2% of Net Assets

Security Description	Shares	Value

Australia—5.4%
Acrux, Ltd. (a)	41,605	$27,205
Adelaide Brighton, Ltd. (a)	197,116	678,981
AED Oil, Ltd. (b) (c) (d)	93,946	0
Ainsworth Game Technology, Ltd. (a)	51,616	113,253
AJ Lucas Group, Ltd. (c)	34,363	6,137
Alcyone Resources, Ltd. (b) (c) (d)	101,457	15
Alkane Resources, Ltd. (c)	120,355	26,516
Alliance Resources, Ltd. (c)	81,385	4,940
ALS, Ltd. (a)	4,235	15,899
Altium, Ltd.	31,832	107,770
Altona Mining, Ltd.	67,875	5,410
AMA Group, Ltd.	90,664	36,563
Amalgamated Holdings, Ltd.	34,884	311,583
Amcom Telecommunications, Ltd. (a)	115,100	236,061
Ansell, Ltd.	3,595	75,253
Antares Energy, Ltd. (c)	111,036	11,764
AP Eagers, Ltd.	223	1,271
APN News & Media, Ltd. (c)	374,048	282,492
Aquarius Platinum, Ltd. (c)	119,520	16,297
ARB Corp., Ltd.	30,444	287,177
Arrium, Ltd. (a)	972,288	124,719
ASG Group, Ltd. (c)	91,207	54,914
Atlantic, Ltd. (b) (c) (d)	22,059	551
Atlas Iron, Ltd. (a)	250,116	24,664
Ausdrill, Ltd.	110,321	23,086
Ausenco, Ltd. (c)	72,770	12,445
Austal, Ltd.	81,889	109,590
Austbrokers Holdings, Ltd.	25,969	171,970
Austin Engineering, Ltd.	26,257	15,361
Australian Agricultural Co., Ltd. (a) (c)	192,359	234,795
Australian Pharmaceutical Industries, Ltd.	174,311	240,844
Automotive Holdings Group, Ltd.	95,539	304,966
AVJennings, Ltd.	10,332	4,718
AWE, Ltd. (c)	335,940	305,146
Bandanna Energy, Ltd. (a) (b) (c) (d)	179,193	4,299
BC Iron, Ltd. (a)	50,999	14,243
Beach Energy, Ltd.	676,773	519,168
Beadell Resources, Ltd. (a)	102,327	20,065
Bega Cheese, Ltd.	58,513	213,655
Berkeley Resources, Ltd. (c)	25,720	4,293
Billabong International, Ltd. (c)	280,601	123,714
Blackmores, Ltd.	5,495	228,118
BlueScope Steel, Ltd.	43,171	136,768
Boart Longyear, Ltd. (a) (c)	232,690	35,239
Boom Logistics, Ltd. (c)	73,674	7,314
Bradken, Ltd.	48,239	67,226
Breville Group, Ltd. (a)	46,157	264,602
Brickworks, Ltd.	5,923	65,191
BT Investment Management, Ltd.	19,968	139,286
Buru Energy, Ltd. (a) (c)	23,457	5,699
Cabcharge Australia, Ltd. (a)	55,813	196,851
Cape Lambert Resources, Ltd.	97,229	4,437
Capral, Ltd. (c)	136,176	16,050
Cardno, Ltd. (a)	49,102	121,783
Carnarvon Petroleum, Ltd. (c)	251,902	24,851
carsales.com, Ltd. (a)	83,570	655,949
Cash Converters International, Ltd. (a)	152,939	104,758

Australia—(Continued)
Cedar Woods Properties, Ltd.	27,273	115,106
Chandler Macleod Group, Ltd.	16,111	6,445
Coal of Africa, Ltd. (c)	133,534	2,848
Coffey International, Ltd. (c)	63,637	8,756
Collection House, Ltd.	19,217	33,894
Collins Foods, Ltd.	4,975	9,697
Comet Ridge, Ltd. (c)	6,288	388
Cooper Energy, Ltd. (c)	123,859	19,700
Corporate Travel Management, Ltd. (a)	20,836	185,862
Coventry Group, Ltd.	2,905	3,863
Credit Corp. Group, Ltd.	13,415	117,983
CSG, Ltd.	62,197	69,891
CSR, Ltd.	282,278	863,850
Cudeco, Ltd. (a) (b) (c) (d)	51,210	54,996
Cue Energy Resources, Ltd. (c)	171,183	12,858
Data #3, Ltd.	55,471	33,342
Decmil Group, Ltd.	56,744	54,689
Dick Smith Holdings, Ltd.	85,716	127,065
Domino’s Pizza Enterprises, Ltd.	23,859	671,736
Downer EDI, Ltd.	238,347	809,673
Drillsearch Energy, Ltd. (a) (c)	218,929	181,584
DuluxGroup, Ltd.	165,477	805,234
DWS, Ltd.	36,847	24,815
Echo Entertainment Group, Ltd.	45,092	154,692
Emeco Holdings, Ltd. (a) (c)	314,914	28,705
Energy Resources of Australia, Ltd. (a) (c)	51,910	49,419
Energy World Corp., Ltd. (c)	325,379	94,912
Equity Trustees, Ltd. (a)	3,062	50,835
ERM Power, Ltd.	49,991	86,336
eServGlobal, Ltd. (c)	43,068	10,121
Ethane Pipeline Income Fund	3,869	5,300
Euroz, Ltd.	23,559	18,112
Evolution Mining, Ltd.	113,688	73,934
Fairfax Media, Ltd.	944,011	683,742
Fantastic Holdings, Ltd.	1,151	1,727
FAR, Ltd. (c)	882,955	63,499
Finbar Group, Ltd.	6,909	6,621
Fleetwood Corp., Ltd. (a)	22,683	24,142
FlexiGroup, Ltd. (a)	40,135	105,227
Flinders Mines, Ltd. (c)	606,380	7,885
Focus Minerals, Ltd. (c)	1,919,942	8,672
G8 Education, Ltd. (a)	126,872	322,286
Galaxy Resources, Ltd. (c)	75,661	1,890
Global Construction Services, Ltd. (c)	9,380	4,349
GrainCorp, Ltd. - Class A	83,590	597,640
Grange Resources, Ltd.	120,000	10,480
Greencross, Ltd. (a)	9,967	60,477
Greenland Minerals & Energy, Ltd. (c)	69,811	3,496
GUD Holdings, Ltd.	34,386	215,264
GWA Group, Ltd. (a)	114,790	226,256
Hansen Technologies, Ltd.	38,199	67,323
HFA Holdings, Ltd.	45,623	72,830
Hillgrove Resources, Ltd. (c)	25,884	7,273
Hills, Ltd.	80,453	52,943
Horizon Oil, Ltd. (a) (c)	652,736	54,250
Icon Energy, Ltd. (c)	157,110	8,625
IDM International, Ltd. (b) (c) (d)	49,237	0

MSF-75

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Australia—(Continued)
iiNET, Ltd. (a)	65,072	$436,686
Iluka Resources, Ltd.	178,888	1,152,502
Imdex, Ltd. (c)	77,362	21,199
IMF Bentham, Ltd.	49,173	79,707
Independence Group NL	99,103	395,229
Infigen Energy, Ltd. (a) (c)	282,132	60,093
Infomedia, Ltd.	124,817	116,272
Integrated Research, Ltd.	28,972	42,144
International Ferro Metals, Ltd. (c)	82,765	4,139
Intrepid Mines, Ltd. (c)	32,795	2,860
Invocare, Ltd. (a)	38,500	384,515
IOOF Holdings, Ltd. (a)	90,230	705,535
Iress, Ltd.	57,325	457,372
iSelect, Ltd. (c)	46,213	52,169
JB Hi-Fi, Ltd. (a)	51,555	731,337
Jumbo Interactive, Ltd.	17,427	15,075
Jupiter Mines, Ltd. (b) (c) (d)	63,164	4,570
K&S Corp., Ltd.	1,802	2,100
Karoon Gas Australia, Ltd. (a) (c)	75,600	124,236
Kingsgate Consolidated, Ltd. (c)	121,238	63,351
Kingsrose Mining, Ltd. (c)	83,494	13,704
Linc Energy, Ltd. (c)	102,400	40,848
Lycopodium, Ltd.	6,953	7,202
M2 Group, Ltd. (a)	62,651	482,893
MACA, Ltd.	56,351	37,518
Macmahon Holdings, Ltd. (c)	380,170	14,224
Macquarie Atlas Roads Group	181,433	448,126
Macquarie Telecom Group, Ltd.	3,983	15,158
Magellan Financial Group, Ltd.	27,343	407,521
Matrix Composites & Engineering, Ltd.	14,874	7,737
Maverick Drilling & Exploration, Ltd. (c)	41,036	3,426
MaxiTRANS Industries, Ltd.	59,013	23,590
Mayne Pharma Group, Ltd. (c)	286,220	207,779
McMillan Shakespeare, Ltd.	25,770	232,872
McPherson’s, Ltd.	34,460	29,379
Medusa Mining, Ltd. (c)	60,972	43,695
Melbourne IT, Ltd.	36,135	36,985
Metals X, Ltd.	75,358	68,667
Metcash, Ltd. (a)	369,266	434,103
Mincor Resources NL	105,687	54,274
Mineral Deposits, Ltd. (c)	45,217	26,846
Mineral Resources, Ltd. (a)	41,091	209,978
MMA Offshore Ltd. (a)	100,235	50,215
Monadelphous Group, Ltd. (a)	37,444	284,479
Morning Star Gold NL (b) (c) (d)	33,455	525
Mortgage Choice, Ltd.	48,689	94,308
Mount Gibson Iron, Ltd. (a)	439,215	73,420
Myer Holdings, Ltd. (a)	253,674	261,252
MyState, Ltd.	3,899	15,322
Nanosonics, Ltd. (c)	39,800	57,348
Navitas, Ltd. (a)	96,272	357,543
nearmap, Ltd. (c)	85,792	35,791
Newsat, Ltd. (a) (b) (c)	113,333	9,887
NIB Holdings, Ltd.	238,467	670,773
Nick Scali, Ltd.	16,348	43,130
Noble Mineral Resources, Ltd. (b) (c) (d)	83,737	0
Northern Iron, Ltd. (c)	90,404	826

Australia—(Continued)
Northern Star Resources, Ltd. (a)	220,636	384,090
NRW Holdings, Ltd. (a)	94,219	14,333
Nufarm, Ltd.	79,335	400,358
Orocobre, Ltd. (a) (c)	49,318	87,731
OrotonGroup, Ltd. (a)	8,647	17,523
Otto Energy, Ltd. (c)	308,140	23,437
OZ Minerals, Ltd.	149,299	445,563
OzForex Group, Ltd. (a)	99,303	182,440
Pacific Brands, Ltd. (a)	472,799	165,066
Paladin Energy, Ltd. (a) (c)	612,137	174,389
PanAust, Ltd.	144,580	187,819
Panoramic Resources, Ltd.	146,618	62,520
PaperlinX, Ltd. (b) (c)	340,846	4,380
Patties Foods, Ltd.	16,945	15,855
Peet, Ltd. (a)	88,199	81,852
Peninsula Energy, Ltd. (c)	454,116	6,166
Perpetual, Ltd. (a)	19,830	827,849
Perseus Mining, Ltd. (a) (c)	185,112	39,912
Phosphagenics, Ltd. (c)	345,965	10,467
Platinum Australia, Ltd. (b) (c) (d)	116,796	534
Pluton Resources, Ltd. (b) (c) (d)	48,332	504
PMP, Ltd. (c)	158,703	55,507
Premier Investments, Ltd.	44,992	438,207
Primary Health Care, Ltd. (a)	243,750	1,018,953
Prime Media Group, Ltd.	93,371	62,869
Programmed Maintenance Services, Ltd. (a)	50,859	93,562
Qube Holdings, Ltd.	229,607	516,696
RCG Corp., Ltd.	68,782	53,876
RCR Tomlinson, Ltd.	61,564	93,439
Reckon, Ltd. (a)	36,898	54,146
Redflex Holdings, Ltd. (c)	19,984	6,708
Regional Express Holdings, Ltd. (c)	9,952	7,568
Regis Resources, Ltd. (a) (c)	180,703	180,650
Reject Shop, Ltd. (The) (a)	12,421	63,279
Resolute Mining, Ltd. (c)	248,330	58,173
Resource Generation, Ltd. (c)	58,515	3,576
Retail Food Group, Ltd.	58,387	313,280
Ridley Corp., Ltd.	123,003	100,079
RungePincockMinarco, Ltd. (c)	4,190	1,787
Ruralco Holdings, Ltd.	7,095	19,223
SAI Global, Ltd.	62,244	195,626
Salmat, Ltd.	45,807	32,427
Samson Oil & Gas, Ltd. (c)	581,639	4,886
Sandfire Resources NL	40,717	136,319
Saracen Mineral Holdings, Ltd. (c)	390,479	125,395
Sedgman, Ltd.	48,829	25,243
Select Harvests, Ltd. (a)	30,394	171,277
Senex Energy, Ltd. (a) (c)	248,220	59,455
Servcorp, Ltd.	26,561	132,308
Service Stream, Ltd.	67,295	10,990
Seven Group Holdings, Ltd. (a)	15,634	85,511
Seven West Media, Ltd. (a)	262,211	266,710
Sigma Pharmaceuticals, Ltd.	621,692	420,576
Silex Systems, Ltd. (a) (c)	28,112	10,831
Silver Chef, Ltd. (d)	7,252	44,516
Silver Lake Resources, Ltd. (c)	112,092	17,016
Sims Metal Management, Ltd. (a)	86,197	810,437

MSF-76

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Australia—(Continued)
Sirtex Medical, Ltd.	22,520	$355,431
Skilled Group, Ltd.	81,174	77,184
Slater & Gordon, Ltd. (a) (b)	69,743	375,872
SMS Management & Technology, Ltd. (a)	35,576	95,804
Southern Cross Electrical Engineering, Ltd.	22,440	5,788
Southern Cross Media Group, Ltd. (a)	228,727	199,583
Spark Infrastructure Group	647,515	974,050
Specialty Fashion Group, Ltd.	34,701	15,840
St. Barbara, Ltd. (c)	192,892	31,894
Starpharma Holdings, Ltd. (c)	70,000	23,533
Steadfast Group, Ltd.	32,559	37,563
Strike Energy, Ltd. (c)	182,555	13,744
STW Communications Group, Ltd. (a)	131,014	69,228
Sundance Energy Australia, Ltd. (c)	177,630	60,701
Sundance Resources, Ltd. (a) (c)	819,104	13,013
Sunland Group, Ltd. (a)	40,150	58,255
Super Retail Group, Ltd. (a)	69,714	508,475
Swick Mining Services, Ltd.	56,563	7,107
TABCORP Holdings, Ltd.	166,558	600,598
Tap Oil, Ltd. (c)	83,681	15,508
Tassal Group, Ltd.	72,156	186,422
Technology One, Ltd.	85,252	260,446
Ten Network Holdings, Ltd. (a) (c)	919,245	142,807
TFS Corp., Ltd.	95,643	127,782
Thorn Group, Ltd.	56,537	114,783
Tiger Resources, Ltd. (c)	409,321	15,667
Toro Energy, Ltd. (c)	75,052	4,446
Tox Free Solutions, Ltd.	67,596	145,555
Transfield Services, Ltd. (c)	195,706	202,029
Transpacific Industries Group, Ltd. (a)	693,108	418,663
Treasury Wine Estates, Ltd.	13,994	54,391
Troy Resources, Ltd. (a) (c)	47,537	16,187
UGL, Ltd. (a)	29,320	32,431
UXC, Ltd.	122,634	73,599
Villa World, Ltd.	14,787	25,977
Village Roadshow, Ltd.	32,709	139,626
Virgin Australia Holdings, Ltd. (c)	442,369	173,197
Virgin Australia International Holding, Ltd. (b) (c) (d)	968,773	1
Virtus Health, Ltd. (a)	31,772	177,031
Vision Eye Institute, Ltd.	37,056	19,199
Vita Group, Ltd.	18,112	22,698
Vocus Communications, Ltd. (a)	35,458	158,069
Watpac, Ltd. (a)	37,999	22,971
WDS, Ltd.	55,558	4,062
Webjet, Ltd. (a)	22,295	66,918
Western Areas, Ltd.	104,247	280,631
Western Desert Resources, Ltd. (b) (c) (d)	64,456	5,341
Whitehaven Coal, Ltd. (c)	92,475	100,273
Wide Bay Australia, Ltd.	9,275	36,735

		39,282,885

Austria—0.9%
A-TEC Industries AG (a) (b) (c) (d)	1,749	0
Agrana Beteiligungs AG (a)	1,574	132,350
AMS AG	29,130	1,395,060

Austria—(Continued)
Austria Technologie & Systemtechnik AG	14,133	221,790
CA Immobilien Anlagen AG (c)	16,824	315,748
Conwert Immobilien Invest SE (a) (c)	18,529	232,094
DO & Co. AG	1,857	137,787
EVN AG	12,657	142,397
Flughafen Wien AG	1,220	106,200
Kapsch TrafficCom AG (c)	2,222	56,927
Lenzing AG (a)	3,209	215,905
Mayr Melnhof Karton AG	3,412	352,131
Oberbank AG	174	9,542
Oesterreichische Post AG	10,867	535,142
Palfinger AG	5,947	157,135
POLYTEC Holding AG	10,783	93,858
Porr AG	718	38,002
RHI AG (a)	8,926	262,322
Rosenbauer International AG	1,972	168,425
S IMMO AG (c)	35,979	326,962
Schoeller-Bleckmann Oilfield Equipment AG (a)	3,509	223,584
Semperit AG Holding	6,630	311,250
Strabag SE	6,827	152,891
UBM Realitaetenentwicklung AG	78	3,437
Uniqa Insurance Group AG	14,804	133,847
Wienerberger AG (a)	39,101	624,896
Zumtobel Group AG	19,568	485,459

		6,835,141

Belgium—1.4%
Ablynx NV (c)	15,614	151,711
Ackermans & van Haaren NV	8,887	1,042,152
AGFA-Gevaert NV (c)	125,762	289,988
Atenor Group	1,048	52,792
Banque Nationale de Belgique	104	385,389
Barco NV	5,609	333,940
BHF Kleinwort Benson Group S.A. (c)	24,115	121,659
Cie d’Entreprises CFE	5,563	603,891
Cie Immobiliere de Belgique S.A.	1,276	67,824
Cie Maritime Belge S.A. (a)	6,424	95,072
D’ieteren S.A.	8,787	308,052
Deceuninck NV (d)	49,164	103,079
Econocom Group S.A. NV (a)	27,496	218,225
Elia System Operator S.A.	12,209	513,500
Euronav NV (c)	30,049	355,337
EVS Broadcast Equipment S.A.	4,761	177,201
Exmar NV	10,339	105,808
Fagron	13,446	524,233
Galapagos NV (c)	16,401	389,208
GIMV NV	250	11,253
Hamon & CIE S.A. (c)	300	3,573
Ion Beam Applications (c)	11,487	295,247
Jensen-Group NV	738	16,231
Kinepolis Group NV	12,900	496,694
Lotus Bakeries NV	118	154,814
MDxHealth (c)	5,915	32,955
Melexis NV	13,858	826,479
Mobistar S.A. (c)	13,209	287,162
NV Bekaert S.A.	11,685	315,327

MSF-77

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Belgium—(Continued)
Nyrstar NV (c)	94,248	$369,005
Picanol (c)	1,699	74,334
RealDolmen NV (c)	1,200	23,031
Recticel S.A.	13,561	77,610
Rentabiliweb Group (c)	1,352	9,834
Resilux NV (a)	229	40,461
Roularta Media Group NV (c)	1,629	27,138
Sioen Industries NV	4,097	64,277
Sipef S.A.	3,346	190,983
Tessenderlo Chemie NV (c)	19,032	543,555
ThromboGenics NV (c)	9,279	50,909
Van de Velde NV	3,377	187,383
Viohalco S.A. (c)	45,397	144,952

		10,082,268

Cambodia—0.1%
NagaCorp., Ltd. (a)	458,000	303,230

Canada—7.5%
5N Plus, Inc. (a) (c)	33,732	57,261
Absolute Software Corp.	18,754	149,848
Acadian Timber Corp.	3,800	54,455
Advantage Oil & Gas, Ltd. (c)	117,131	630,716
Aecon Group, Inc.	40,222	356,315
AG Growth International, Inc. (a)	5,820	236,467
AGF Management, Ltd. - Class B	26,315	173,279
AgJunction, Inc. (c)	12,375	7,621
AGT Food & Ingredients, Inc.	7,901	169,055
Ainsworth Lumber Co., Ltd. (c)	57,353	158,037
AirBoss of America Corp.	3,761	45,908
Akita Drilling, Ltd. - Class A	2,003	16,447
Alacer Gold Corp.	90,885	196,617
Alamos Gold, Inc.	43,307	253,711
Alaris Royalty Corp. (a)	6,854	178,689
Algoma Central Corp.	4,410	58,148
Algonquin Power & Utilities Corp. (a)	77,093	569,729
Alterra Power Corp. (c)	150,766	41,663
Altius Minerals Corp. (a) (c)	9,660	96,558
Altus Group, Ltd. (a)	14,488	223,746
Amerigo Resources, Ltd. (c)	44,359	13,309
Amica Mature Lifestyles, Inc.	7,591	43,153
Anderson Energy, Inc. (c)	46,999	3,154
Andrew Peller, Ltd. - Class A	1,139	14,389
Argonaut Gold, Inc. (a) (c)	52,825	73,406
Arsenal Energy, Inc. (a)	8,955	23,686
Artek Exploration, Ltd. (a) (c)	14,269	28,728
Asanko Gold, Inc. (a) (c)	23,027	32,726
Athabasca Oil Corp. (c)	3,614	5,992
ATS Automation Tooling Systems, Inc. (c)	39,833	427,091
AuRico Gold, Inc. (a)	104,115	287,713
AutoCanada, Inc. (a)	10,728	268,253
Avalon Rare Metals, Inc. (c)	26,705	6,325
Avigilon Corp. (a) (c)	9,681	161,051
Axia NetMedia Corp. (a)	22,633	57,541
B2Gold Corp. (c)	227,068	338,841
Badger Daylighting, Ltd. (a)	18,762	400,556

Canada—(Continued)
Ballard Power Systems, Inc. (a) (c)	5,735	11,954
Bankers Petroleum, Ltd. (c)	167,493	358,380
Bellatrix Exploration, Ltd. (a) (c)	60,265	146,553
Birchcliff Energy, Ltd. (c)	58,552	313,436
Bird Construction, Inc. (a)	15,612	116,238
Black Diamond Group, Ltd. (a)	19,812	195,688
BlackPearl Resources, Inc. (a) (c)	117,817	84,650
BMTC Group, Inc. - Class A	5,387	66,181
BNK Petroleum, Inc. (a) (c)	29,567	13,073
Bonavista Energy Corp. (a)	15,300	77,071
Bonterra Energy Corp. (a)	12,499	334,642
Boralex, Inc. - Class A	11,154	116,952
Brookfield Real Estate Services, Inc.	800	8,868
Calfrac Well Services, Ltd. (a)	22,893	150,746
Calian Technologies, Ltd.	2,846	41,570
Calvalley Petroleums, Inc. - Class A	19,422	9,661
Canaccord Genuity Group, Inc.	54,653	281,345
Canacol Energy, Ltd. (a) (c)	32,061	72,144
Canadian Energy Services & Technology Corp. (a)	70,437	298,643
Canadian Western Bank	30,999	678,696
Canam Group, Inc.	22,324	218,560
CanElson Drilling, Inc.	29,863	91,483
Canexus Corp. (a)	56,579	68,348
Canfor Pulp Products, Inc.	15,297	180,803
CanWel Building Materials Group, Ltd.	9,304	44,884
Canyon Services Group, Inc.	27,085	141,140
Capital Power Corp. (a)	43,408	840,022
Capstone Infrastructure Corp. (a)	40,917	114,686
Capstone Mining Corp. (c)	95,339	91,082
Cascades, Inc.	46,236	278,537
Cathedral Energy Services, Ltd.	13,349	23,187
CCL Industries, Inc. - Class B	7,614	856,654
Celestica, Inc. (c)	69,230	768,524
Celestica, Inc. (U.S. Listed Shares) (c)	3,026	33,619
Centerra Gold, Inc.	32,763	159,864
Cequence Energy, Ltd. (a) (c)	86,636	63,615
Cervus Equipment Corp.	2,998	44,950
China Gold International Resources Corp., Ltd. (a) (c)	54,113	63,233
Chinook Energy, Inc. (c)	27,917	26,891
Cineplex, Inc. (a)	23,236	915,093
Clairvest Group, Inc.	200	4,384
Clarke, Inc.	1,614	12,998
Clearwater Seafoods, Inc.	7,044	77,028
Cogeco Cable, Inc. (a)	4,784	256,509
Cogeco, Inc.	3,209	139,908
Colabor Group, Inc. (a)	9,830	8,305
COM DEV International, Ltd.	31,775	108,129
Computer Modelling Group, Ltd.	26,520	266,341
Copper Mountain Mining Corp. (a) (c)	57,011	52,215
Corby Spirit and Wine, Ltd.	8,057	150,892
Corridor Resources, Inc. (a) (c)	21,385	14,014
Corus Entertainment, Inc. - B Shares (a)	31,990	485,956
Cott Corp.	38,179	356,906
Cott Corp.	2,000	18,740
Crew Energy, Inc. (c)	69,029	259,428

MSF-78

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Canada—(Continued)
DeeThree Exploration, Ltd. (c)	30,762	$154,715
Delphi Energy Corp. (c)	95,850	110,490
Denison Mines Corp. (a) (c)	247,548	197,405
Descartes Systems Group, Inc. (The) (c)	32,686	493,174
Descartes Systems Group, Inc. (The) (c)	1,850	27,861
DH Corp.	14,889	454,822
DHX Media, Ltd. (a)	12,725	91,528
DirectCash Payments, Inc. (a)	4,974	65,192
Dominion Diamond Corp. (c)	23,880	408,009
Dominion Diamond Corp. (U.S. Listed Shares) (c)	9,238	157,877
Dorel Industries, Inc. - Class B	12,134	336,941
DragonWave, Inc. (a) (c)	18,544	10,395
Dundee Precious Metals, Inc. (c)	40,545	87,073
E-L Financial Corp., Ltd.	112	58,363
Eastern Platinum, Ltd. (a) (c)	42,003	51,072
easyhome, Ltd. (a)	2,000	32,150
EcoSynthetix, Inc. (c)	800	853
EGI Financial Holdings, Inc.	900	11,156
Enbridge Income Fund Holdings, Inc. (a)	18,118	533,577
Endeavour Mining Corp. (c)	162,154	75,537
Endeavour Silver Corp. (a) (c)	37,334	70,450
EnerCare, Inc. (a)	25,125	302,520
Enerflex, Ltd.	29,289	355,200
Energy Fuels, Inc. (a) (c)	4,125	18,499
Enghouse Systems, Ltd.	7,089	280,974
Ensign Energy Services, Inc.	42,501	333,216
Epsilon Energy, Ltd. (c)	18,214	56,804
Equitable Group, Inc.	5,801	258,825
Equity Financial Holdings, Inc. (c)	1,100	8,416
Essential Energy Services Trust (c)	53,526	43,529
Evertz Technologies, Ltd.	11,849	162,409
Exchange Income Corp. (a)	7,851	132,343
Exco Technologies, Ltd.	13,332	156,315
Exeter Resource Corp. (c)	11,335	5,907
EXFO, Inc. (c)	85	313
Extendicare Inc. (a)	38,771	229,892
Fiera Capital Corp.	6,719	73,102
Firm Capital Mortgage Investment Corp. (a)	2,307	22,222
First Majestic Silver Corp. (a) (c)	43,660	235,441
First National Financial Corp. (a)	5,807	94,036
FirstService Corp. (a)	12,580	814,167
Fortress Paper, Ltd. - Class A (a) (c)	7,338	14,948
Fortuna Silver Mines, Inc. (c)	60,121	226,899
Gamehost, Inc.	4,952	47,270
Genesis Land Development Corp.	14,348	36,817
Glacier Media, Inc.	9,600	9,399
GLENTEL, Inc.	6,859	127,860
Gluskin Sheff & Associates, Inc.	12,033	254,236
GMP Capital, Inc.	33,836	153,879
Golden Star Resources, Ltd. (a) (c)	142,170	34,797
Gran Tierra Energy, Inc. (c)	99,813	272,672
Great Canadian Gaming Corp. (c)	23,794	433,216
Great Panther Silver, Ltd. (c)	67,206	38,205
Guyana Goldfields, Inc. (c)	41,155	95,857
Hanfeng Evergreen, Inc. (b) (c) (d)	12,100	1,236
Heroux-Devtek, Inc. (c)	14,606	115,321

Canada—(Continued)
High Liner Foods, Inc.	7,007	135,100
HNZ Group, Inc.	3,731	58,916
Home Capital Group, Inc. (a)	26,768	899,488
Horizon North Logistics, Inc. (a)	30,612	56,073
HudBay Minerals, Inc.	103,103	843,352
IAMGOLD Corp. (c)	142,027	264,643
Imax Corp. (c)	21,475	723,922
Imperial Metals Corp. (c)	13,826	134,488
Indigo Books & Music, Inc. (c)	1,986	18,534
Innergex Renewable Energy, Inc. (a)	38,391	339,489
Interfor Corp. (c)	35,592	538,144
International Tower Hill Mines, Ltd. (c)	21,604	8,102
Intertape Polymer Group, Inc.	20,313	281,147
Ithaca Energy, Inc. (c)	94,516	47,760
Ivanhoe Energy, Inc. (a) (c)	6,366	1,448
Just Energy Group, Inc. (a)	71,937	336,242
K-Bro Linen, Inc. (a)	2,919	120,927
Katanga Mining, Ltd. (c)	26,500	5,335
Kelt Exploration, Ltd. (c)	16,500	98,618
Killam Properties, Inc. (a)	24,086	210,138
Kingsway Financial Services, Inc. (c)	8,765	49,550
Kirkland Lake Gold, Inc. (a) (c)	25,882	111,167
Knight Therapeutics, Inc. (c)	4,998	32,280
Lake Shore Gold Corp. (a) (c)	187,975	152,867
Laurentian Bank of Canada (a)	13,206	492,664
Legacy Oil + Gas, Inc. (a) (c)	55,624	67,633
Leisureworld Senior Care Corp. (a)	11,076	129,689
Leon’s Furniture, Ltd.	9,639	111,188
Leucrotta Exploration, Inc. (c)	41,143	32,159
Lightstream Resources, Ltd. (a)	108,373	76,153
Linamar Corp.	3,874	238,854
Liquor Stores N.A., Ltd. (a)	12,660	145,537
Long Run Exploration, Ltd. (a)	45,123	24,582
Lucara Diamond Corp. (a)	110,136	154,784
MacDonald Dettwiler & Associates, Ltd.	1,252	97,022
Magellan Aerospace Corp.	5,794	61,300
Mainstreet Equity Corp. (a) (c)	2,561	75,968
Major Drilling Group International, Inc.	36,670	198,905
Mandalay Resources Corp.	87,627	62,959
Manitoba Telecom Services, Inc. (a)	9,487	179,845
Maple Leaf Foods, Inc. (a)	48,931	895,520
Martinrea International, Inc.	32,289	320,710
Maxim Power Corp. (c)	2,800	5,593
McCoy Global, Inc.	4,388	13,061
Mediagrif Interactive Technologies, Inc. (a)	4,176	55,392
Medical Facilities Corp. (a)	12,861	173,639
Melcor Developments, Ltd.	3,120	47,913
Migao Corp. (c)	20,785	13,785
Mitel Networks Corp. (c)	17,443	177,109
Mood Media Corp. (a) (c)	28,391	14,122
Morneau Shepell, Inc. (a)	19,585	268,288
MTY Food Group, Inc. (a)	6,004	164,114
Mullen Group, Ltd. (a)	39,992	634,353
Nautilus Minerals, Inc. (c)	52,914	18,591
Nevada Copper Corp. (c)	10,550	15,077
Nevsun Resources, Ltd. (a)	77,426	261,031
New Flyer Industries, Inc. (a)	17,136	190,498

MSF-79

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Canada—(Continued)
New Gold, Inc. (c)	48,813	$163,796
Newalta Corp.	23,919	264,392
Niko Resources, Ltd. (a) (c)	15,963	6,302
Norbord, Inc. (a)	5,416	114,003
North American Energy Partners, Inc.	14,743	42,603
North American Palladium, Ltd. (a) (c)	108,692	22,742
North West Co., Inc. (The) (a)	17,071	337,363
Northern Dynasty Minerals, Ltd. (a) (c)	27,464	10,734
Northland Power, Inc. (a)	33,179	453,459
NuVista Energy, Ltd. (c)	59,117	355,668
OceanaGold Corp.	150,911	287,154
Ovivo, Inc. - Class A (c)	12,735	14,781
Painted Pony Petroleum, Ltd. (c)	38,738	181,066
Pan American Silver Corp.	50,971	447,513
Parex Resources, Inc. (c)	55,359	352,728
Parkland Fuel Corp. (a)	28,463	558,900
Pason Systems, Inc.	35,716	562,861
Pengrowth Energy Corp. (a)	59,119	177,373
Perpetual Energy, Inc. (a) (c)	50,316	42,905
Phoscan Chemical Corp. (c)	28,500	6,076
PHX Energy Services Corp. (a)	12,350	68,549
Pilot Gold, Inc. (c)	11,266	7,116
Pizza Pizza Royalty Corp.	898	10,118
Platinum Group Metals, Ltd. (c)	32,084	17,479
Points International, Ltd. (a) (c)	5,320	54,017
Polymet Mining Corp. (a) (c)	38,355	48,150
Poseidon Concepts Corp. (c) (d)	17,540	2
Precision Drilling Corp. (a)	24,200	153,620
Premium Brands Holdings Corp. (a)	7,879	181,213
Primero Mining Corp. (c)	70,253	236,848
Progressive Waste Solutions, Ltd. (a)	1,009	29,620
Pulse Seismic, Inc. (a)	22,620	51,435
QLT, Inc. (c)	25,500	100,466
Questerre Energy Corp. - Class A (a) (c)	83,569	19,794
RB Energy, Inc. (a) (c) (d)	76,741	422
Reitmans Canada, Ltd.	4,000	18,286
Reitmans Canada, Ltd. - Class A	20,566	104,084
Richelieu Hardware, Ltd.	6,130	304,963
Richmont Mines, Inc. (c)	17,115	54,728
RMP Energy, Inc. (c)	72,808	164,408
Rock Energy, Inc. (a) (c)	14,187	26,771
Rocky Mountain Dealerships, Inc. (a)	3,738	25,677
Rogers Sugar, Inc. (a)	35,106	125,285
RONA, Inc.	58,689	750,671
Rubicon Minerals Corp. (c)	49,480	44,927
Russel Metals, Inc. (a)	25,722	488,221
Sabina Gold & Silver Corp. (a) (c)	45,006	12,259
Sandstorm Gold, Ltd. (a) (c)	48,383	156,623
Sandvine Corp. (c)	90,000	260,077
Savanna Energy Services Corp. (a)	34,913	46,861
Scorpio Mining Corp. (c)	88,421	12,915
Sears Canada, Inc. (a) (c)	5,768	53,374
Secure Energy Services, Inc. (a)	55,376	706,546
SEMAFO, Inc. (a) (c)	123,983	373,941
Serinus Energy, Inc. (c)	1,398	1,104
ShawCor, Ltd.	22,391	622,291
Sherritt International Corp.	132,332	218,368

Canada—(Continued)
Shore Gold, Inc. (c)	3,178	565
Sierra Wireless, Inc. (a) (c)	18,510	613,371
Sierra Wireless, Inc. (U.S. Listed Shares) (a) (c)	1,403	46,425
Silver Standard Resources, Inc. (a) (c)	37,551	169,588
Solium Capital, Inc. (c)	11,317	63,530
Sprott Resource Corp. (a) (c)	40,405	29,669
Sprott, Inc. (a)	56,027	119,437
Spyglass Resources Corp. (a)	38,341	8,930
St Andrew Goldfields, Ltd. (c)	87,850	16,994
Stantec, Inc. (a)	11,416	273,198
Stella-Jones, Inc.	13,690	429,761
Stornoway Diamond Corp. (a) (c)	33,687	17,022
Strad Energy Services, Ltd.	10,641	23,524
Stuart Olson, Inc.	11,157	47,480
Student Transportation, Inc. (a)	27,425	148,542
SunOpta, Inc. (a) (c)	27,492	291,297
Superior Plus Corp. (a)	48,949	548,408
Surge Energy, Inc. (a)	64,375	148,415
TAG Oil, Ltd. (a) (c)	22,471	23,597
Taseko Mines, Ltd. (a) (c)	108,786	68,713
Tembec, Inc. (a) (c)	32,111	74,031
Teranga Gold Corp. (c)	64,711	32,699
Teranga Gold Corp. (c)	26,882	12,714
Tethys Petroleum, Ltd. (c)	99,200	10,182
Thompson Creek Metals Co., Inc. (a) (c)	107,292	141,469
Timminco, Ltd. (c) (d)	16,700	27
Timmins Gold Corp. (a) (c)	59,665	40,984
TORC Oil & Gas, Ltd. (a)	24,524	189,175
Toromont Industries, Ltd. (a)	29,983	775,053
Torstar Corp. - Class B (a)	21,453	109,082
Total Energy Services, Inc.	13,248	147,066
TransAlta Renewables, Inc.	7,245	71,789
Transcontinental, Inc. - Class A	26,130	361,040
TransForce, Inc.	29,364	695,527
TransGlobe Energy Corp.	36,372	129,515
Transition Therapeutics, Inc. (c)	800	5,053
Trican Well Service, Ltd.	55,663	151,622
Trinidad Drilling, Ltd. (a)	41,200	132,394
TSO3, Inc. (c)	4,613	5,500
Twin Butte Energy, Ltd. (a)	80,345	45,674
Uex Corp. (c)	89,800	18,789
Uni-Select, Inc.	8,978	309,628
Valener, Inc. (a)	16,303	222,943
Vecima Networks, Inc.	2,500	21,120
Vicwest, Inc.	7,994	79,337
Wajax Corp. (a)	7,885	150,597
Wesdome Gold Mines, Ltd. (c)	38,107	34,600
Western Energy Services Corp. (a)	17,973	88,123
Western Forest Products, Inc.	132,973	206,827
WesternOne, Inc. (a)	10,000	8,132
Westshore Terminals Investment Corp. (a)	23,388	576,690
Whistler Blackcomb Holdings, Inc.	12,342	176,085
Wi-Lan, Inc. (a)	47,561	117,161
Winpak, Ltd.	7,502	235,742
WSP Global, Inc. (a)	9,989	330,614
Xtreme Drilling & Coil Services Corp. (a) (c)	11,600	15,204
Yangarra Resources, Ltd. (c)	5,900	6,522

MSF-80

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Canada—(Continued)
Yellow Pages, Ltd. (c)	800	$9,702
Zargon Oil & Gas, Ltd. (a)	11,121	25,288
ZCL Composites, Inc.	9,681	50,448
Zenith Epigenetics Corp. (b) (c) (d)	12,830	821

		55,091,836

China—0.0%
China Chuanglian Education Group, Ltd. (c)	336,000	8,673
China Everbright Water, Ltd. (a) (c)	15,700	10,803

		19,476

Denmark—1.7%
ALK-Abello A/S	1,476	158,396
Alm Brand A/S (c)	41,706	271,300
Ambu A/S (a)	10,644	245,966
Auriga Industries A/S - Class B (a) (c)	7,154	321,727
Bakkafrost P/F	8,908	192,925
Bang & Olufsen A/S (a) (c)	9,221	84,906
Bavarian Nordic A/S (c)	14,671	753,233
Brodrene Hartmann A/S	52	1,844
D/S Norden A/S (a)	5,328	113,768
DFDS A/S	2,237	237,804
East Asiatic Co., Ltd. A/S (a) (c)	7,121	79,408
FLSmidth & Co. A/S (a)	19,649	884,518
Genmab A/S (c)	10,677	803,266
GN Store Nord A/S (a)	70,478	1,573,615
Greentech Energy Systems A/S (c)	1,142	1,339
Gronlandsbanken AB	17	1,554
Harboes Bryggeri A/S - Class B	1,454	21,856
IC Group A/S	3,209	74,429
Jeudan A/S	201	19,495
Jyske Bank A/S (c)	14,672	618,199
NKT Holding A/S (a)	6,820	436,371
Nordjyske Bank A/S	185	2,676
Parken Sport & Entertainment A/S (c)	2,351	20,120
PER Aarsleff A/S - Class B	962	267,179
Ringkjoebing Landbobank A/S	2,258	433,084
Rockwool International A/S - B Shares	3,675	428,784
Royal Unibrew A/S (c)	4,703	788,978
RTX A/S	1,288	16,957
Schouw & Co.	8,187	392,255
SimCorp A/S (a)	17,307	567,889
Solar A/S - B Shares	3,176	145,557
Spar Nord Bank A/S	32,428	312,073
Sydbank A/S	23,114	724,079
TK Development A/S (c)	55,316	79,200
Topdanmark A/S (c)	44,967	1,347,505
United International Enterprises	1,090	172,683
Vestjysk Bank A/S (c)	3,300	4,655
Zealand Pharma A/S (c)	2,949	44,136

		12,643,729

Finland—2.7%
Afarak Group Oyj (c)	95,130	44,295
Ahlstrom Oyj (a)	11,406	95,970
Aktia Bank Oyj	3,139	37,062

Finland—(Continued)
Alma Media Oyj (c)	32,099	98,778
Amer Sports Oyj (a)	47,651	1,024,425
Apetit Oyj	1,205	18,275
Aspo Oyj	8,414	71,955
Atria Oyj	2,604	27,861
BasWare Oyj	3,525	151,595
Biotie Therapies Oyj (c)	118,993	23,268
Cargotec Oyj - B Shares (a)	12,591	435,403
Caverion Corp.	58,474	592,615
Citycon Oyj (c)	97,999	318,189
Comptel Oyj	30,187	31,610
Cramo Oyj	9,503	169,748
Elektrobit Oyj (a)	43,163	180,933
Elisa Oyj (a)	50,113	1,260,378
F-Secure Oyj	54,590	157,873
Finnair Oyj (c)	38,882	133,801
Finnlines Oyj (c)	9,624	165,780
Fiskars Oyj Abp (a)	21,146	403,173
HKScan Oyj - A Shares	6,704	41,939
Huhtamaki Oyj	51,530	1,602,608
Ilkka-Yhtyma Oyj	2,976	7,647
Kemira Oyj (a)	41,153	510,420
Kesko Oyj - A Shares	494	19,516
Kesko Oyj - B Shares	35,959	1,537,101
Konecranes Oyj (a)	16,662	526,428
Lassila & Tikanoja Oyj	14,630	271,411
Lemminkainen Oyj (c)	5,098	58,931
Metsa Board Oyj (a)	135,387	831,785
Munksjo Oyj (c)	6,311	80,305
Neste Oil Oyj (a)	19,297	506,012
Nokian Renkaat Oyj (a)	48,447	1,444,110
Okmetic Oyj	6,360	45,058
Olvi Oyj - A Shares	6,303	161,985
Oriola-KD Oyj - B Shares (a) (c)	76,371	311,216
Orion Oyj - Class A (a)	19,816	555,837
Orion Oyj - Class B	43,350	1,222,520
Outokumpu Oyj (c)	102,277	813,176
Outotec Oyj (a)	52,402	320,916
PKC Group Oyj	7,155	158,991
Ponsse Oy	3,208	50,472
Poyry Oyj (a) (c)	14,295	45,282
Raisio plc - V Shares (a)	58,833	254,780
Ramirent Oyj (a)	47,421	336,926
Rapala VMC Oyj	8,902	48,793
Saga Furs Oyj	836	23,603
Sanoma Oyj (a)	31,912	175,965
Stockmann Oyj Abp - B Shares (a) (c)	11,956	94,677
Talvivaara Mining Co. plc (a) (b) (c) (d)	286,881	9,347
Technopolis Oyj (a)	44,123	198,517
Teleste Oyj	772	5,752
Tieto Oyj	35,284	829,544
Tikkurila Oyj	20,569	393,310
Uponor Oyj	23,381	395,702
Vaisala Oyj - A Shares (a)	4,116	115,472
YIT Oyj (a)	33,084	181,715

		19,630,756

MSF-81

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

France—4.0%
ABC Arbitrage	4,710	$25,660
Actia Group	5,737	41,076
Air France-KLM (a) (c)	74,648	656,474
Akka Technologies S.A.	3,194	103,002
Albioma S.A.	12,611	241,224
Altamir Amboise	9,152	114,151
Alten S.A.	9,511	436,796
Altran Technologies S.A.	70,704	707,028
APRIL S.A.	9,077	122,395
Assystem (a)	8,352	176,728
Aubay	1,785	23,103
Audika Groupe	2,159	40,160
Aurea S.A.	1,221	6,497
Axway Software S.A.	2,132	41,246
Bastide le Confort Medical	590	12,041
Beneteau S.A.	19,857	280,748
Bigben Interactive (a)	2,504	9,530
BioMerieux	4,066	393,963
Boiron S.A.	2,738	294,022
Bonduelle S.C.A.	7,722	199,565
Bongrain S.A.	3,042	189,874
Burelle S.A.	184	126,266
Catering International Services	541	11,866
Cegedim S.A. (c)	2,929	99,029
Cegid Group (a)	3,132	121,232
Chargeurs S.A. (c)	7,816	54,418
Cie des Alpes	3,241	59,137
Derichebourg S.A.	31,305	95,821
Devoteam S.A.	4,902	114,056
DNXCorp.	277	5,034
Eiffage S.A.	1,036	61,630
Electricite de Strasbourg S.A.	88	10,881
Eramet (a) (c)	1,499	137,078
Esso S.A. Francaise (c)	1,341	65,275
Etablissements Maurel et Prom (c)	26,859	195,386
Euler Hermes S.A.	2,303	245,352
Euro Disney SCA (c)	79,170	105,528
Eurofins Scientific SE (a)	3,562	960,170
Exel Industries - A Shares	618	31,100
Faiveley Transport S.A.	3,418	201,117
Faurecia	31,687	1,386,550
Fimalac	3,854	323,287
Fleury Michon S.A.	461	25,763
GameLoft SE (a) (c)	18,424	94,522
GEA	165	13,484
GECI International (b) (c) (d)	9,793	0
GL Events	3,648	74,405
Groupe Crit	1,538	80,634
Groupe Flo	5,857	17,504
Groupe Fnac (c)	620	38,544
Groupe Gorge	1,266	27,907
Groupe Open (c)	22	285
Guerbet	2,652	104,378
Haulotte Group S.A.	9,947	164,466
Hi-Media S.A. (c)	16,805	39,752
Interparfums S.A. (a)	3,970	130,344
Ipsen S.A.	13,044	617,114

France—(Continued)
IPSOS	12,134	339,253
Jacquet Metal Service	7,386	154,438
Korian - Medica	23,302	788,845
Lagardere SCA	51,526	1,543,234
Lanson-BCC	15	548
Laurent-Perrier	1,367	118,322
Le Noble Age (c)	1,488	32,940
Lectra	10,108	142,368
LISI	11,625	316,257
Maisons France Confort S.A.	1,754	61,610
Manitou BF S.A. (c)	4,534	75,477
Manutan International	589	28,766
Mersen	8,985	233,866
METabolic EXplorer S.A. (c)	6,035	26,294
Metropole Television S.A.	21,233	425,421
MGI Coutier	4,744	65,242
Montupet	4,620	330,167
Mr. Bricolage (b)	601	8,605
Naturex (a)	2,358	128,662
Neopost S.A. (a)	12,528	687,922
Nexans S.A. (a) (c)	10,974	370,027
Nexity S.A.	12,502	522,921
NextRadioTV	3,286	100,874
Norbert Dentressangle S.A.	2,592	439,240
NRJ Group (c)	13,425	105,952
Onxeo (c)	4,566	26,403
Orco Property Group (c)	4,469	1,826
Orpea (a)	15,896	1,002,222
Parrot S.A. (a) (c)	3,230	71,677
Pierre & Vacances S.A. (c)	3,103	92,988
Plastic Omnium S.A.	34,713	913,743
Rallye S.A.	8,372	314,090
Recylex S.A. (c)	8,543	19,012
Remy Cointreau S.A. (a)	259	19,075
Robertet S.A.	14	2,718
Rubis SCA (a)	15,849	1,006,973
Saft Groupe S.A.	16,151	594,406
Samse S.A.	107	12,075
Sartorius Stedim Biotech	1,438	305,741
SEB S.A.	6,523	470,014
Seche Environnement S.A.	1,555	50,932
Sequana S.A. (c)	10,224	33,769
Soc Mar Tunnel Prado Car	293	10,782
Societe d’Edition de Canal Plus	24,877	166,395
Societe des Bains de Mer et du Cercle des Etrangers a Monaco	16	586
Societe Television Francaise 1	52,277	924,450
Soitec (a) (c)	97,742	93,532
Solocal Group (c)	489,833	324,286
Somfy S.A.	202	49,098
Sopra Steria Group	6,938	516,433
Spir Communication S.A. (c)	848	12,591
Stallergenes S.A.	408	22,373
Ste Industrielle d’Aviation Latecoere S.A. (c)	5,409	59,039
STEF S.A.	1,145	69,303
Store Electronic (c)	715	9,364
Sword Group	3,419	80,908

MSF-82

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

France—(Continued)
Synergie S.A.	5,633	$125,864
Technicolor S.A. (c)	88,305	570,236
Teleperformance	24,566	1,683,839
Tessi S.A.	895	86,592
TFF Group	308	29,308
Theolia S.A. (c)	38,489	28,550
Thermador Groupe	1,002	87,655
Total Gabon	324	100,298
Touax S.A.	1,463	24,256
Trigano S.A.	5,078	172,033
UBISOFT Entertainment (c)	41,482	767,025
Union Financiere de France BQE S.A.	1,856	50,567
Valneva SE (a) (c)	15,386	64,354
Vetoquinol S.A.	1,341	52,063
Vicat S.A.	5,373	393,858
Viel et Co.	3,978	12,063
Vilmorin & Cie S.A. (a)	2,684	217,941
Virbac S.A.	1,586	374,799
VM Materiaux S.A.	235	6,393
Vranken-Pommery Monopole S.A.	958	28,296

		29,154,643

Germany—5.2%
Aareal Bank AG	32,420	1,369,748
Adler Modemaerkte AG	2,828	36,520
ADVA Optical Networking SE (c)	13,833	65,303
Air Berlin plc (a) (c)	23,494	30,821
Aixtron SE (a) (c)	30,799	232,782
Allgeier SE	2,942	52,874
Amadeus Fire AG	2,610	206,747
Analytik Jena AG (b) (c)	501	7,532
Aurubis AG (a)	14,317	812,337
Balda AG (c)	14,264	43,561
Basler AG	236	12,936
Bauer AG (c)	4,696	90,427
BayWa AG	305	12,782
BayWa AG (a)	4,949	193,759
Bechtle AG	9,570	683,629
Bertrandt AG	1,677	244,462
Bijou Brigitte AG	1,603	98,046
Biotest AG	1,823	191,887
Borussia Dortmund GmbH & Co. KGaA (Xetra Exchange) (a)	29,432	111,712
CANCOM SE (a)	7,824	315,765
Carl Zeiss Meditec AG (a)	10,209	267,066
Celesio AG	12,632	373,440
CENIT AG	5,981	102,259
CENTROTEC Sustainable AG	3,158	50,218
Cewe Stiftung & Co KGaA	3,145	199,960
Comdirect Bank AG	13,399	134,069
CompuGroup Medical AG	8,932	258,647
Constantin Medien AG (c)	15,941	27,141
CropEnergies AG (a)	9,235	27,834
CTS Eventim AG & Co. KGaA	19,994	630,248
Data Modul AG	138	4,192
DEAG Deutsche Entertainment AG	2,049	14,746

Germany—(Continued)
Delticom AG (a)	1,562	32,231
Deutsche Annington Immobilien SE	13,174	445,135
Deutsche Beteiligungs AG	2,815	91,722
Deutsche Wohnen AG	145,731	3,736,975
Deutz AG	27,142	114,407
Dialog Semiconductor plc (c)	22,851	1,033,428
DMG Mori Seiki AG	20,797	684,260
Dr. Hoenle AG	2,084	48,675
Draegerwerk AG & Co. KGaA	1,062	94,559
Drillisch AG (a)	30,810	1,207,977
Duerr AG	8,529	939,972
Eckert & Ziegler AG	1,629	35,783
Elmos Semiconductor AG	7,336	142,526
ElringKlinger AG (a)	11,206	337,263
Euromicron AG (c)	2,048	22,752
Evotec AG (a) (c)	24,706	99,776
Francotyp-Postalia Holding AG	3,300	15,531
Freenet AG	56,906	1,717,847
Gerresheimer AG	9,467	522,759
Gerry Weber International AG (a)	9,842	340,756
Gesco AG	1,521	124,876
GFK SE	7,937	292,969
GFT Technologies AG	9,142	180,459
Grammer AG	7,596	281,476
Grenkeleasing AG	2,371	273,826
H&R AG (c)	4,113	26,324
Hamburger Hafen und Logistik AG (a)	8,624	181,227
Heidelberger Druckmaschinen AG (a) (c)	153,682	411,423
Homag Group AG	1,678	64,721
Indus Holding AG	13,812	688,482
Init Innovation In Traffic Systems AG	1,794	43,895
Intershop Communications AG (c)	7,747	8,147
Isra Vision AG	2,083	142,851
Jenoptik AG	19,047	257,954
Joyou AG (c)	688	10,926
Kloeckner & Co. SE (c)	38,909	373,422
Koenig & Bauer AG (c)	4,373	80,344
Kontron AG (c)	21,842	139,670
Krones AG	5,091	530,052
KSB AG	103	51,465
KUKA AG (a)	8,843	681,304
KWS Saat AG	949	275,989
Leifheit AG	945	53,096
Leoni AG	12,471	790,631
LPKF Laser & Electronics AG	5,852	65,568
Manz AG (a) (c)	1,272	109,369
Medigene AG (c)	3,423	45,236
MLP AG	20,985	87,594
MTU Aero Engines AG	9,938	975,853
Muehlbauer Holding AG	305	5,919
MVV Energie AG	3,445	88,579
Nemetschek AG	3,207	415,887
Nexus AG	2,080	35,569
Nordex SE (c)	23,261	473,780
Norma Group SE	10,781	543,222
OHB SE	2,315	52,778
OSRAM Licht AG	2,100	104,209

MSF-83

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Germany—(Continued)
Patrizia Immobilien AG (c)	14,507	$260,101
Pfeiffer Vacuum Technology AG (a)	3,948	336,049
PNE Wind AG (a)	24,548	60,175
Progress-Werk Oberkirch AG	822	40,633
PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie (c)	2,118	27,333
Puma SE	203	37,672
PVA TePla AG (c)	3,358	5,854
QSC AG (a)	26,632	55,843
R Stahl AG	1,594	75,334
Rational AG	909	304,674
Rheinmetall AG	12,508	605,281
Rhoen Klinikum AG	32,246	801,951
RIB Software AG (a)	1,026	14,427
SAF-Holland S.A.	31,896	511,203
Salzgitter AG (a)	11,250	327,658
Schaltbau Holding AG	2,118	107,887
SGL Carbon SE (a) (c)	18,022	294,118
SHW AG	2,013	96,366
Singulus Technologies AG (a) (c)	35,179	52,955
Sixt SE (a)	9,652	430,094
SMA Solar Technology AG (a) (c)	3,992	51,344
SMT Scharf AG	831	13,804
Softing AG	1,971	26,999
Software AG	20,357	530,848
Solarworld AG (c)	348	5,124
Stada Arzneimittel AG	19,797	659,894
STRATEC Biomedical AG	1,697	83,208
Stroeer Media SE	8,451	289,266
Suedzucker AG (a)	9,513	116,508
Surteco SE	400	11,824
Suss Microtec AG (a) (c)	6,216	38,246
Syzygy AG	1,399	11,809
TAG Immobilien AG (a)	77,264	1,067,603
Takkt AG (a)	11,656	213,561
Technotrans AG	3,008	40,979
Tom Tailor Holding AG (c)	6,389	80,569
TUI AG	85,669	1,506,868
Vossloh AG (a)	4,089	250,728
VTG AG	5,545	136,288
Wacker Neuson SE	10,071	251,968
Washtec AG	3,397	68,623
Wincor Nixdorf AG	10,359	486,831
XING AG	1,747	301,460

		38,226,836

Hong Kong—3.2%
Alco Holdings, Ltd.	136,000	28,066
Allan International Holdings	70,000	18,871
Allied Group, Ltd.	22,000	97,902
Allied Properties HK, Ltd.	1,774,024	341,097
Anxian Yuan China Holdings, Ltd. (c)	420,000	7,750
Apac Resources, Ltd. (c)	314,782	5,058
APT Satellite Holdings, Ltd.	109,500	124,140
Arts Optical International Holdings, Ltd.	16,000	6,171
Asia Financial Holdings, Ltd.	300,000	128,085

Hong Kong—(Continued)
Asia Satellite Telecommunications Holdings, Ltd.	62,500	229,086
Asia Standard International Group, Ltd.	370,000	84,502
Associated International Hotels, Ltd.	14,000	40,541
Aupu Group Holding Co., Ltd.	246,000	55,667
Bel Global Resources Holdings, Ltd. (b) (c) (d)	520,000	0
Bonjour Holdings, Ltd.	615,000	49,934
Bossini International Holdings	302,000	26,466
Brightoil Petroleum Holdings, Ltd. (a) (c)	816,000	275,949
Brockman Mining, Ltd. (c)	2,516,770	79,476
Burwill Holdings, Ltd. (c)	1,566,000	58,455
Cafe de Coral Holdings, Ltd.	134,000	479,392
CEC International Holdings, Ltd.	80,000	22,922
Century City International Holdings, Ltd.	616,000	49,261
Champion Technology Holdings, Ltd. (c)	1,233,093	21,960
Chen Hsong Holdings	150,000	40,666
Cheuk Nang Holdings, Ltd.	87,991	79,578
Chevalier International Holdings, Ltd.	70,000	120,246
China Billion Resources, Ltd. (b) (c) (d)	476,000	0
China Daye Non-Ferrous Metals Mining, Ltd. (c)	2,366,000	67,728
China Dynamics Holdings, Ltd. (c)	1,420,000	100,323
China Electronics Corp. Holdings Co., Ltd.	464,000	136,460
China Energy Development Holdings, Ltd. (a) (c)	3,670,000	71,640
China Financial Services Holdings, Ltd.	288,000	22,317
China Flavors & Fragrances Co., Ltd. (c)	70,147	11,143
China Infrastructure Investment, Ltd. (c)	626,000	8,087
China Metal International Holdings, Inc.	198,000	61,824
China Renji Medical Group, Ltd. (c)	176,700	4,797
China Smarter Energy Group Holdings, Ltd. (c)	992,000	159,752
China Solar Energy Holdings, Ltd. (b) (c) (d)	162,000	705
China Star Entertainment, Ltd. (c)	3,150,000	49,402
China Strategic Holdings, Ltd. (c)	1,155,000	18,060
China Ting Group Holdings, Ltd.	318,550	14,606
China-Hongkong Photo Products Holdings, Ltd.	284,000	15,747
Chinney Investment, Ltd.	8,000	1,290
Chow Sang Sang Holdings International, Ltd.	119,000	258,453
Chu Kong Shipping Enterprise Group Co., Ltd.	154,000	40,663
Chuang’s China Investments, Ltd.	341,000	22,428
Chuang’s Consortium International, Ltd.	446,357	55,785
CITIC Telecom International Holdings, Ltd.	467,000	167,258
CK Life Sciences International Holdings, Inc.	1,874,000	175,764
CNT Group, Ltd.	246,000	15,198
CP Lotus Corp. (c)	1,750,000	39,531
Crocodile Garments (c)	216,000	34,255
Cross-Harbour Holdings, Ltd. (The)	119,000	124,662
CSI Properties, Ltd.	3,194,023	113,286
CST Mining Group, Ltd. (c)	8,984,000	55,521
Culturecom Holdings, Ltd. (a) (c)	115,000	13,920
Dah Sing Banking Group, Ltd.	172,671	299,617
Dah Sing Financial Holdings, Ltd.	66,260	392,879
Dan Form Holdings Co., Ltd. (c)	433,000	98,849
Dickson Concepts International, Ltd.	131,000	55,955
Dorsett Hospitality International, Ltd.	415,000	66,380
Eagle Nice International Holdings, Ltd.	120,000	27,871
EcoGreen International Group, Ltd.	90,000	23,294

MSF-84

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hong Kong—(Continued)
Emperor Capital Group, Ltd.	360,000	$29,752
Emperor Entertainment Hotel, Ltd.	235,000	49,941
Emperor International Holdings	565,250	126,053
Emperor Watch & Jewellery, Ltd.	1,520,000	50,063
ENM Holdings, Ltd. (c)	556,000	36,491
EPI Holdings, Ltd. (c)	652,000	7,641
Esprit Holdings, Ltd. (a)	833,950	845,949
eSun Holdings, Ltd. (c)	400,000	37,166
Fairwood Holdings, Ltd.	34,500	90,026
Far East Consortium International, Ltd.	514,010	197,084
Fountain SET Holdings, Ltd.	422,000	51,204
Fujikon Industrial Holdings, Ltd.	100,000	18,187
Fullshare Holdings, Ltd. (c)	2,142,500	165,723
Future Bright Holdings, Ltd.	156,000	27,682
G-Resources Group, Ltd. (c)	11,842,800	350,641
GCL New Energy Holdings, Ltd. (c)	872,000	109,898
Get Nice Holdings, Ltd.	2,574,000	103,011
Giordano International, Ltd.	536,000	258,807
Global Brands Group Holding, Ltd. (c)	204,000	39,613
Glorious Sun Enterprises, Ltd.	262,000	53,748
Gold Peak Industries Holding, Ltd.	277,714	34,342
Golden Resources Development International, Ltd.	370,000	24,340
Good Fellow Resources Holdings, Ltd. (c)	230,000	109,784
Guangnan Holdings, Ltd.	264,000	38,043
Guotai Junan International Holdings, Ltd. (a)	151,200	134,378
Haitong International Securities Group, Ltd. (a)	200,365	138,418
Hao Tian Development Group, Ltd. (c)	780,000	46,751
Harbour Centre Development, Ltd.	88,000	158,365
HKR International, Ltd.	405,600	205,486
Hon Kwok Land Investment Co., Ltd.	140,000	48,119
Hong Kong Aircraft Engineering Co., Ltd.	8,800	95,067
Hong Kong Ferry Holdings Co., Ltd.	22,000	28,500
Hong Kong Television Network, Ltd. (c)	165,000	65,239
Hongkong & Shanghai Hotels (The)	8,000	11,274
Hongkong Chinese, Ltd.	920,000	156,657
Hopewell Holdings, Ltd.	32,500	122,411
Hsin Chong Construction Group, Ltd.	918,000	103,021
Hung Hing Printing Group, Ltd.	252,000	34,185
Hutchison Telecommunications Hong Kong Holdings, Ltd. (a)	526,000	242,954
I-CABLE Communications, Ltd. (c)	177,000	15,479
Imagi International Holdings, Ltd. (c)	3,635,000	91,321
Integrated Waste Solutions Group Holdings, Ltd. (c)	504,000	19,132
International Standard Resources Holdings, Ltd. (c)	1,485,000	85,991
iOne Holdings, Ltd.	960,000	32,218
IPE Group, Ltd.	285,000	27,105
IRC, Ltd. (c)	600,000	28,677
IT, Ltd.	330,000	110,682
ITC Properties Group, Ltd.	96,467	49,791
Jinhui Holdings, Ltd. (c)	70,000	11,467
Johnson Electric Holdings, Ltd.	106,875	376,637
K Wah International Holdings, Ltd. (a)	593,259	292,734
Kader Holdings Co., Ltd. (c)	264,000	31,243
Kam Hing International Holdings, Ltd.	196,000	13,651

Hong Kong—(Continued)
Kantone Holdings, Ltd. (c)	93,000	10,558
Keck Seng Investments	72,000	71,527
Kingmaker Footwear Holdings, Ltd.	102,000	16,446
Kingston Financial Group, Ltd.	2,355,000	266,508
Kowloon Development Co., Ltd.	159,000	183,669
L’sea Resources International Holdings, Ltd. (c)	360,000	12,519
Lai Sun Development Co., Ltd.	6,835,666	151,751
Lai Sun Garment International, Ltd.	498,800	62,931
Lam Soon Hong Kong, Ltd.	15,000	10,738
Landsea Green Properties Co., Ltd. (c)	120,000	10,643
Lee’s Pharmaceutical Holdings, Ltd.	110,000	159,686
Lerado Group Holdings Co., Ltd.	202,000	14,846
Lifestyle International Holdings, Ltd.	161,500	287,523
Lippo China Resources, Ltd.	2,106,000	80,145
Lippo, Ltd.	122,000	67,236
Liu Chong Hing Investment, Ltd.	86,000	107,594
Luen Thai Holdings, Ltd.	116,000	21,559
Luk Fook Holdings International, Ltd.	135,000	374,909
Luks Group Vietnam Holdings Co., Ltd.	68,000	21,848
Lung Kee Bermuda Holdings	116,000	33,189
Magnificent Estates	1,310,000	53,218
Man Wah Holdings, Ltd.	317,600	304,611
Man Yue Technology Holdings, Ltd.	88,000	12,493
Matrix Holdings, Ltd.	36,000	9,937
Mei Ah Entertainment Group, Ltd. (c)	800,000	66,864
Melco International Development, Ltd.	97,000	163,731
Midland Holdings, Ltd. (a) (c)	302,000	132,838
Ming Fai International Holdings, Ltd.	145,000	15,160
Miramar Hotel & Investment	4,000	5,655
Mongolia Energy Corp., Ltd. (c)	198,999	8,851
Mongolian Mining Corp. (a) (c)	3,090,000	111,367
National Electronic Holdings, Ltd.	166,000	23,322
Natural Beauty Bio-Technology, Ltd.	290,000	24,357
Neo-Neon Holdings, Ltd. (c)	322,500	43,713
Neptune Group, Ltd. (c)	1,060,000	15,024
New Century Group Hong Kong, Ltd.	912,000	15,525
New Times Energy Corp., Ltd. (c)	306,300	8,676
Newocean Energy Holdings, Ltd. (a)	552,000	273,143
Next Media, Ltd.	414,000	38,877
Orange Sky Golden Harvest Entertainment Holdings, Ltd. (c)	375,882	22,060
Orient Overseas International, Ltd.	2,500	15,205
Oriental Watch Holdings	271,600	42,654
Pacific Andes International Holdings, Ltd. (c)	1,819,984	53,797
Pacific Basin Shipping, Ltd. (a)	656,000	215,849
Pacific Textile Holdings, Ltd.	187,000	257,886
Paliburg Holdings, Ltd.	362,000	126,125
Pan Asia Environmental Protection Group, Ltd. (c)	38,000	7,790
Paradise Entertainment, Ltd. (a)	168,000	41,871
Pearl Oriental Oil, Ltd. (c)	404,000	10,917
Perfect Shape PRC Holdings, Ltd.	108,000	25,187
Pico Far East Holdings, Ltd.	468,000	108,116
Ping Shan Tea Group, Ltd. (c)	460,000	3,555
Playmates Holdings, Ltd.	56,000	56,813
Playmates Toys, Ltd.	236,000	57,928
Polytec Asset Holdings, Ltd.	565,000	77,212

MSF-85

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hong Kong—(Continued)
Public Financial Holdings, Ltd.	166,000	$79,238
PYI Corp., Ltd.	2,140,366	44,964
Regal Hotels International Holdings, Ltd.	446,000	276,130
Richfield Group Holdings, Ltd. (c)	528,000	21,069
Rivera Holdings, Ltd.	20,000	984
Sa Sa International Holdings, Ltd. (a)	396,000	194,087
SAS Dragon Holdings, Ltd.	140,000	32,901
SEA Holdings, Ltd.	94,000	69,725
Shenyin Wanguo HK, Ltd. (a)	172,500	139,042
Shougang Concord Technology Holdings (c)	634,000	48,101
Shun Tak Holdings, Ltd.	701,500	335,811
Silver Base Group Holdings, Ltd. (a) (c)	422,000	44,590
Simsen International Corp., Ltd.	219,000	96,610
Sing Tao News Corp., Ltd.	276,000	37,357
Singamas Container Holdings, Ltd.	786,000	127,636
Sino Distillery Group, Ltd. (c)	146,000	13,154
SIS International Holdings	16,000	7,430
SiS Mobile Holdings, Ltd. (c)	5,120	741
Sitoy Group Holdings, Ltd.	111,000	70,963
SmarTone Telecommunications Holdings, Ltd.	142,388	271,633
SOCAM Development, Ltd. (a) (c)	179,876	157,612
Solomon Systech International, Ltd. (c)	920,000	34,863
Soundwill Holdings, Ltd.	50,000	81,694
South China China, Ltd. (c)	496,000	47,984
Stella International Holdings, Ltd.	161,500	386,486
Stelux Holdings International, Ltd.	260,500	57,866
Success Universe Group, Ltd. (c)	240,000	7,646
Sun Hing Vision Group Holdings, Ltd.	42,000	14,248
Sun Hung Kai & Co., Ltd.	322,440	287,493
Symphony Holdings, Ltd. (c)	390,000	32,218
TAI Cheung Holdings (a)	232,000	188,582
Tan Chong International, Ltd.	63,000	20,722
Tao Heung Holdings, Ltd.	204,000	91,577
Taung Gold International, Ltd. (a) (c)	700,000	13,991
Television Broadcasts, Ltd.	123,500	762,162
Texwinca Holdings, Ltd.	300,000	272,774
Titan Petrochemicals Group, Ltd. (c) (d)	1,000,000	322
Tradelink Electronic Commerce, Ltd.	256,000	57,072
Transport International Holdings, Ltd.	132,000	318,293
Trinity, Ltd. (a)	466,000	95,492
TSC Group Holdings, Ltd. (c)	216,000	47,832
United Laboratories International Holdings, Ltd. (The) (c)	241,000	112,331
Universal Technologies Holdings, Ltd. (c)	710,000	64,118
Up Energy Development Group, Ltd. (c)	92,000	5,685
Upbest Group, Ltd.	8,000	2,530
Value Convergence Holdings, Ltd. (c)	104,000	11,800
Value Partners Group, Ltd.	252,000	238,053
Varitronix International, Ltd.	137,000	93,158
Vedan International Holdings, Ltd. (c)	296,000	14,366
Victory City International Holdings, Ltd.	761,238	108,894
Vitasoy International Holdings, Ltd.	358,000	557,752
VS International Group, Ltd. (c)	160,000	13,194
VST Holdings, Ltd.	487,200	174,930
VTech Holdings, Ltd. (a)	36,200	516,376
Wai Kee Holdings, Ltd.	54,000	18,264
Willie International Holdings, Ltd. (c)	2,250,000	40,675

Hong Kong—(Continued)
Win Hanverky Holdings, Ltd.	332,000	40,475
Wing On Co. International, Ltd.	46,000	152,178
Wing Tai Properties, Ltd.	280,000	172,859
Xinyi Glass Holdings, Ltd. (a)	826,000	511,365
Xinyi Solar Holdings, Ltd. (a)	930,000	289,096
Yeebo International Holdings, Ltd.	158,000	25,680
YGM Trading, Ltd.	46,000	74,127
Yugang International, Ltd.	1,466,000	18,482
Zhuhai Holdings Investment Group, Ltd.	218,000	36,484

		23,526,952

Ireland—1.5%
Aer Lingus Group plc	42,387	106,167
C&C Group plc	166,865	680,248
DCC plc	50,148	2,991,937
FBD Holdings plc	10,350	111,354
Glanbia plc	43,475	806,940
Grafton Group plc	97,822	1,175,504
Greencore Group plc	238,369	1,139,638
IFG Group plc	44,002	89,412
Independent News & Media plc (c)	35,056	7,070
Irish Continental Group plc	22,664	101,125
Kenmare Resources plc (c)	145,693	7,668
Kingspan Group plc	54,781	1,035,639
Paddy Power plc	22,167	1,899,981
Smurfit Kappa Group plc	11,491	322,457
UDG Healthcare plc	104,367	731,448

		11,206,588

Israel—0.9%
Africa Israel Investments, Ltd. (c)	64,935	57,060
Africa Israel Properties, Ltd.	4,653	64,684
Africa Israel Residences, Ltd.	880	14,008
Airport City, Ltd. (c)	10,447	109,544
AL-ROV Israel, Ltd. (c)	2,628	78,797
Allot Communications, Ltd. (c)	10,216	89,466
Alon Holdings Blue Square Israel, Ltd. (c)	8,063	22,834
Alrov Properties and Lodgings, Ltd. (c)	1,122	23,061
Amot Investments, Ltd.	25,066	82,730
AudioCodes, Ltd. (c)	13,306	61,462
Azorim-Investment Development & Construction Co., Ltd. (c)	23,712	17,405
Bayside Land Corp.	205	63,160
Big Shopping Centers, Ltd.	1,031	51,127
BioLine RX, Ltd. (c)	25,645	5,470
Blue Square Real Estate, Ltd.	738	28,792
Brainsway, Ltd. (c)	2,674	23,155
Cellcom Israel, Ltd. (c)	13,058	63,023
Ceragon Networks, Ltd. (c)	14,799	16,178
Clal Biotechnology Industries, Ltd. (c)	17,579	23,423
Clal Insurance Enterprises Holdings, Ltd. (c)	7,114	107,655
Cohen Development & Industrial Buildings, Ltd.	305	6,470
Compugen, Ltd. (c)	18,562	133,563
Delek Automotive Systems, Ltd.	14,284	168,040
Delta-Galil Industries, Ltd.	5,417	160,621
Direct Insurance Financial Investments, Ltd.	5,783	32,964

MSF-86

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Israel—(Continued)
Electra, Ltd.	652	$76,409
Elron Electronic Industries, Ltd.	7,585	37,101
Equital, Ltd. (c)	550	7,771
Evogene, Ltd. (c)	5,090	44,754
EZchip Semiconductor, Ltd. (c)	11,499	220,426
EZchip Semiconductor, Ltd. (U.S. Listed Shares) (a) (c)	400	7,648
First International Bank of Israel, Ltd.	8,900	122,331
FMS Enterprises Migun, Ltd.	910	14,977
Formula Systems 1985, Ltd.	2,591	67,933
Fox Wizel, Ltd.	1,475	34,080
Frutarom Industries, Ltd.	19,140	715,657
Gilat Satellite Networks, Ltd. (c)	3,070	18,613
Golf & Co., Ltd.	6,101	16,202
Hadera Paper, Ltd. (c)	1,104	19,579
Harel Insurance Investments & Financial Services, Ltd.	43,597	203,126
Industrial Buildings Corp., Ltd.	29,599	32,623
Israel Discount Bank, Ltd. - Class A (c)	134,749	227,719
Israel Land Development Co., Ltd. (The)	3,950	18,001
Ituran Location and Control, Ltd.	9,589	211,009
Jerusalem Oil Exploration (c)	5,621	187,118
Kamada, Ltd. (c)	11,729	51,752
Kerur Holdings, Ltd. (c)	931	15,042
Maabarot Products, Ltd.	3,435	40,377
Magic Software Enterprises, Ltd.	9,462	61,006
Matrix IT, Ltd.	14,215	71,397
Mazor Robotics, Ltd. (c)	14,129	79,854
Meitav DS Investments, Ltd.	5,193	14,234
Melisron, Ltd.	4,351	165,468
Menorah Mivtachim Holdings, Ltd.	11,310	103,628
Migdal Insurance & Financial Holding, Ltd.	55,471	68,574
Mivtach Shamir Holdings, Ltd. (c)	1,401	34,419
Naphtha Israel Petroleum Corp., Ltd. (c)	18,925	97,967
Neto ME Holdings, Ltd.	963	56,501
Nitsba Holdings 1995, Ltd. (c)	13,921	223,168
Nova Measuring Instruments, Ltd. (c)	9,293	107,393
Oil Refineries, Ltd. (c)	418,554	146,998
Partner Communications Co., Ltd. (c)	21,648	60,015
Paz Oil Co., Ltd.	1,481	216,495
Perion Network, Ltd. (c)	3,246	10,670
Phoenix Holdings, Ltd. (The)	20,176	59,066
Plasson Industries, Ltd. (c)	1,729	58,389
Rami Levi Chain Stores Hashikma Marketing, Ltd.	1,803	72,391
Sapiens International Corp. NV (c)	8,365	68,378
Shikun & Binui, Ltd.	64,579	143,246
Shufersal, Ltd.	23,137	51,775
Space Communication, Ltd. (c)	2,951	38,663
Summit Real Estate Holdings, Ltd. (c)	2,798	11,620
Tower Semiconductor, Ltd. (c)	12,319	209,135
Tower Semiconductor, Ltd. (U.S. Listed Shares) (a) (c)	1,303	22,125
Union Bank of Israel (c)	7,545	24,654

		6,172,169

Italy—3.8%
A2A S.p.A.	481,411	500,497
ACEA S.p.A.	23,394	299,611
Aeffe S.p.A. (c)	11,359	28,108
Alerion Cleanpower S.p.A.	5,771	18,358
Amplifon S.p.A. (a)	36,377	246,887
Ansaldo STS S.p.A.	39,015	395,383
Arnoldo Mondadori Editore S.p.A. (c)	63,913	76,860
Ascopiave S.p.A.	28,294	71,932
Astaldi S.p.A. (a)	20,559	173,968
Autogrill S.p.A. (c)	44,414	430,853
Azimut Holding S.p.A.	33,739	963,368
Banca Carige S.p.A. (a) (c)	1,955,524	150,264
Banca Finnat Euramerica S.p.A.	50,851	29,980
Banca Generali S.p.A.	19,591	613,508
Banca IFIS S.p.A.	7,714	161,141
Banca Popolare dell’Emilia Romagna S.c.r.l. (c)	207,916	1,813,768
Banca Popolare dell’Etruria e del Lazio SC (a) (b) (c) (d)	91,952	57,642
Banca Popolare di Milano Scarl (c)	1,819,630	1,835,732
Banca Popolare di Sondrio Scarl	177,577	806,528
Banca Profilo S.p.A.	117,883	47,823
Banco di Desio e della Brianza S.p.A.	20,306	66,733
Banco Popolare SC (c)	40,702	635,600
BasicNet S.p.A. (c)	13,493	40,458
Biesse S.p.A.	6,021	103,197
Brembo S.p.A.	9,033	368,550
Brioschi Sviluppo Immobiliare S.p.A. (c)	34,077	3,963
Brunello Cucinelli S.p.A. (a)	8,151	143,423
Buzzi Unicem S.p.A. (a)	30,820	461,659
Cairo Communication S.p.A.	10,087	59,798
Caltagirone Editore S.p.A. (c)	6,273	6,689
Carraro S.p.A. (c)	5,504	13,631
Cementir Holding S.p.A.	31,117	233,177
CIR-Compagnie Industriali Riunite S.p.A. (c)	201,871	235,257
Cosmo Pharmaceuticals S.p.A.	632	105,409
Credito Emiliano S.p.A.	44,882	390,907
Credito Valtellinese SC (c)	463,264	623,216
Danieli & C Officine Meccaniche S.p.A.	4,846	120,653
Datalogic S.p.A.	9,916	114,039
Davide Campari-Milano S.p.A. (a)	106,679	742,807
De’Longhi S.p.A. (a)	16,896	366,601
DeA Capital S.p.A. (c)	18,071	35,887
DiaSorin S.p.A.	6,863	301,769
Ei Towers S.p.A. (c)	7,035	375,052
El.En. S.p.A.	1,257	55,410
Engineering S.p.A.	2,150	131,217
ERG S.p.A.	21,603	282,486
Esprinet S.p.A.	18,719	168,711
Eurotech S.p.A. (c)	13,076	27,105
Falck Renewables S.p.A.	28,765	37,167
Fiera Milano S.p.A. (c)	3,727	25,754
Finmeccanica S.p.A. (c)	103,049	1,225,234
FNM S.p.A.	55,327	39,803
Gas Plus S.p.A.	3,786	16,691
Geox S.p.A. (a) (c)	52,589	203,064
Gruppo Editoriale L’Espresso S.p.A. (a) (c)	75,580	100,904

MSF-87

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Italy—(Continued)
Gruppo MutuiOnline S.p.A.	5,404	$46,631
Gtech S.p.A. (a)	18,037	357,825
Hera S.p.A.	231,619	544,177
IMMSI S.p.A. (c)	100,436	69,902
Industria Macchine Automatiche S.p.A.	5,461	257,048
Intek Group S.p.A. (c)	80,757	31,249
Interpump Group S.p.A.	28,206	458,303
Iren S.p.A.	231,134	316,915
Italcementi S.p.A.	71,966	573,582
Italmobiliare S.p.A.	4,262	139,338
Juventus Football Club S.p.A. (a) (c)	147,435	41,089
La Doria S.p.A.	3,077	46,387
Landi Renzo S.p.A. (c)	5,877	6,285
Maire Tecnimont S.p.A. (a) (c)	35,567	98,894
MARR S.p.A. (a)	13,428	229,666
Nice S.p.A.	9,890	34,141
Piaggio & C S.p.A. (a) (c)	71,430	217,852
Prelios S.p.A. (a) (c)	54,976	28,294
Prima Industrie S.p.A. (c)	1,853	37,845
Prysmian S.p.A.	75,002	1,545,113
RCS MediaGroup S.p.A. (a) (c)	79,933	97,428
Recordati S.p.A.	31,037	579,474
Reno de Medici S.p.A. (c)	29,538	12,430
Reply S.p.A.	1,999	195,806
Retelit S.p.A. (c)	36,769	24,712
Sabaf S.p.A.	3,059	41,995
SAES Getters S.p.A.	1,416	12,989
Safilo Group S.p.A. (a) (c)	10,142	159,166
Salini Impregilo S.p.A. (c)	70,140	302,059
Salvatore Ferragamo S.p.A.	16,352	523,755
Saras S.p.A. (a) (c)	134,526	233,595
SAVE S.p.A.	5,078	69,978
Snai S.p.A. (c)	21,135	35,455
Societa Cattolica di Assicurazioni S.c.r.l.	63,558	552,301
Societa Iniziative Autostradali e Servizi S.p.A.	25,981	302,178
Sogefi S.p.A. (c)	24,822	81,513
SOL S.p.A.	13,605	110,533
Sorin S.p.A. (a) (c)	140,871	429,968
Tiscali S.p.A. (c)	802,477	56,144
Tod’s S.p.A. (a)	3,954	358,819
Trevi Finanziaria Industriale S.p.A. (a)	31,414	97,397
TXT e-solutions S.p.A.	1,650	18,167
Uni Land S.p.A. (b) (c) (d)	4,937	0
Unipol Gruppo Finanziario S.p.A.	133,203	705,477
Vianini Lavori S.p.A.	2,113	13,490
Vittoria Assicurazioni S.p.A.	12,164	126,864
World Duty Free S.p.A. (a) (c)	54,430	586,311
Yoox S.p.A. (a) (c)	21,692	599,916
Zignago Vetro S.p.A.	11,476	70,074

		28,062,762

Japan—23.3%
A&A Material Corp. (c)	12,000	11,772
A&D Co., Ltd.	3,000	11,980
A/S One Corp.	5,000	151,477
Accordia Golf Co., Ltd.	32,800	315,276

Japan—(Continued)
Achilles Corp.	65,000	81,237
Adastria Holdings Co., Ltd.	5,920	163,788
ADEKA Corp.	35,800	463,326
Aderans Co., Ltd.	12,400	128,284
Advan Co., Ltd.	6,500	82,872
Advanex, Inc.	9,000	13,126
Aeon Delight Co., Ltd.	3,900	93,361
Aeon Fantasy Co., Ltd. (a)	4,000	61,379
Aeon Hokkaido Corp.	2,600	14,302
AGORA Hospitality Group Co., Ltd. (c)	27,000	9,890
Agro-Kanesho Co., Ltd.	3,500	25,462
Ahresty Corp.	9,200	58,941
Ai Holdings Corp.	13,000	237,509
Aica Kogyo Co., Ltd.	17,800	415,111
Aichi Bank, Ltd. (The)	5,000	255,330
Aichi Corp.	19,600	99,431
Aichi Steel Corp.	43,000	204,307
Aichi Tokei Denki Co., Ltd.	19,000	51,156
Aida Engineering, Ltd.	27,200	312,683
Aigan Co., Ltd. (c)	8,200	16,817
Ain Pharmaciez, Inc.	6,000	237,620
Aiphone Co., Ltd.	9,200	141,585
Airport Facilities Co., Ltd.	9,300	52,165
Aisan Industry Co., Ltd.	10,400	89,630
Aizawa Securities Co., Ltd.	13,800	91,473
Akebono Brake Industry Co., Ltd. (a)	32,600	119,524
Akita Bank, Ltd. (The)	99,000	302,689
Alconix Corp.	4,800	70,960
Alinco, Inc.	5,800	54,242
Allied Telesis Holdings KK (c)	17,200	10,893
Alpen Co., Ltd. (a)	8,900	139,264
Alpha Corp.	2,200	24,750
Alpha Systems, Inc.	3,940	55,849
Alpine Electronics, Inc.	18,400	306,848
Alps Logistics Co., Ltd.	4,100	52,284
Altech Corp.	4,700	95,803
Amano Corp.	21,000	251,297
Amiyaki Tei Co., Ltd.	1,100	36,066
Amuse, Inc.	1,800	50,456
Anabuki Kosan, Inc.	4,000	8,766
Anest Iwata Corp.	12,500	80,306
Anritsu Corp. (a)	48,800	341,069
AOI Electronic Co., Ltd.	2,800	118,712
AOI Pro, Inc. (a)	4,700	34,429
AOKI Holdings, Inc.	21,400	302,818
Aomori Bank, Ltd. (The)	112,000	361,145
Aoyama Trading Co., Ltd.	25,100	818,968
Arakawa Chemical Industries, Ltd.	10,900	114,474
Arata Corp.	23,000	62,121
Araya Industrial Co., Ltd.	26,000	42,023
Arcland Sakamoto Co., Ltd.	7,200	154,501
Arcs Co., Ltd.	15,464	371,325
Argo Graphics, Inc.	3,700	54,959
Ariake Japan Co., Ltd. (a)	6,800	233,780
Arisawa Manufacturing Co., Ltd. (c)	17,500	150,108
Arrk Corp. (c)	44,700	50,655
Artnature, Inc.	5,000	45,880

MSF-88

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Asahi Broadcasting Corp.	2,400	$21,344
Asahi Co., Ltd. (a)	6,100	62,998
Asahi Diamond Industrial Co., Ltd.	23,600	270,237
Asahi Holdings, Inc.	10,200	174,826
Asahi Intecc Co., Ltd.	4,300	300,041
Asahi Kogyosha Co., Ltd.	16,000	61,084
Asahi Net, Inc.	5,000	22,087
Asahi Organic Chemicals Industry Co., Ltd.	40,000	86,346
Asahi Printing Co., Ltd.	200	3,680
Asahipen Corp.	4,000	5,769
Asanuma Corp. (c)	29,000	36,005
Asatsu-DK, Inc.	13,300	362,906
Asax Co., Ltd.	1,800	25,118
Ashimori Industry Co., Ltd. (c)	33,000	42,614
Asia Growth Capital, Ltd. (a) (c)	21,000	32,901
ASKA Pharmaceutical Co., Ltd.	9,700	96,994
ASKUL Corp. (a)	6,300	148,413
Asunaro Aoki Construction Co., Ltd.	8,000	56,852
Atom Corp. (a)	11,100	72,709
Atsugi Co., Ltd.	88,000	87,281
Autobacs Seven Co., Ltd.	22,700	358,906
Avex Group Holdings, Inc.	12,000	191,706
Awa Bank, Ltd. (The)	82,000	465,152
Axell Corp.	3,800	49,976
Axial Retailing, Inc.	6,200	184,329
Azbil Corp.	7,100	192,773
Bando Chemical Industries, Ltd.	47,000	182,123
Bank of Iwate, Ltd. (The)	7,800	337,863
Bank of Kochi, Ltd. (The)	16,000	23,065
Bank of Nagoya, Ltd. (The) (a)	81,000	269,107
Bank of Okinawa, Ltd. (The)	9,600	403,063
Bank of Saga, Ltd. (The)	82,000	206,998
Bank of the Ryukyus, Ltd. (a)	17,800	255,844
Belc Co., Ltd.	6,200	179,997
Belluna Co., Ltd.	21,900	107,143
Benefit One, Inc. (a)	7,300	101,831
Best Denki Co., Ltd.	50,400	60,419
Bic Camera, Inc. (a)	23,500	244,672
Biofermin Pharmaceutical Co., Ltd.	500	12,351
Bit-isle, Inc. (a)	6,600	28,990
BML, Inc.	4,800	136,410
Bookoff Corp.	4,700	35,033
BP Castrol KK	2,600	29,257
Broadleaf Co., Ltd.	5,100	99,759
BRONCO BILLY Co., Ltd.	1,200	40,152
Bull-Dog Sauce Co., Ltd.	6,000	11,154
Bunka Shutter Co., Ltd.	19,000	157,328
C Uyemura & Co., Ltd.	3,400	168,942
CAC Holdings Corp.	6,200	58,435
Calsonic Kansei Corp.	62,000	411,600
Can Do Co., Ltd. (a)	3,500	45,925
Canare Electric Co., Ltd.	800	17,704
Canon Electronics, Inc.	7,400	150,160
Capcom Co., Ltd.	16,500	328,298
Carlit Holdings Co., Ltd.	7,300	38,392
Cawachi, Ltd.	7,700	134,256
Central Glass Co., Ltd.	75,000	354,284

Japan—(Continued)
Central Security Patrols Co., Ltd.	3,300	35,951
Central Sports Co., Ltd.	3,200	59,543
CFS Corp.	4,400	32,118
Chiba Kogyo Bank, Ltd. (The)	19,600	130,753
CHIMNEY Co., Ltd.	1,400	31,778
Chino Corp.	4,000	39,879
Chiyoda Co., Ltd.	10,000	225,580
Chiyoda Integre Co., Ltd.	5,300	128,406
Chofu Seisakusho Co., Ltd. (a)	5,700	141,008
Chori Co., Ltd.	7,000	107,958
Chubu Shiryo Co., Ltd.	14,400	80,406
Chudenko Corp.	8,600	167,771
Chuetsu Pulp & Paper Co., Ltd.	49,000	97,604
Chugai Mining Co., Ltd. (c)	68,200	15,916
Chugai Ro Co., Ltd.	42,000	95,192
Chugoku Marine Paints, Ltd.	22,000	199,160
Chukyo Bank, Ltd. (The)	64,000	109,344
Chuo Gyorui Co., Ltd.	2,000	4,636
Chuo Spring Co., Ltd.	19,000	53,471
CKD Corp.	22,400	210,149
Clarion Co., Ltd. (a)	46,000	126,900
Cleanup Corp.	9,700	75,571
CMIC Holdings Co., Ltd.	3,900	63,111
CMK Corp. (c)	24,300	62,737
Coca-Cola West Co., Ltd.	10,000	165,471
Cocokara fine, Inc.	7,100	199,631
Colowide Co., Ltd. (a)	18,400	251,597
Computer Engineering & Consulting, Ltd.	5,900	42,959
Computer Institute of Japan, Ltd.	2,000	8,065
COMSYS Holdings Corp.	3,700	45,756
CONEXIO Corp.	8,400	75,797
COOKPAD, Inc. (a)	4,200	192,396
Corona Corp.	8,500	82,129
Cosel Co., Ltd. (a)	9,900	111,108
Cosmo Oil Co., Ltd. (a) (c)	218,000	293,937
Cosmos Initia Co., Ltd. (a) (c)	3,500	17,731
Create Medic Co., Ltd.	1,800	15,356
CREATE SD HOLDINGS Co., Ltd.	5,400	230,001
Cresco, Ltd.	2,000	31,873
CROOZ, Inc. (a) (c)	1,400	32,289
Cross Plus, Inc.	1,100	6,997
CTI Engineering Co., Ltd.	5,900	61,127
Cybernet Systems Co., Ltd.	3,900	15,303
Cybozu, Inc.	7,600	21,028
DA Consortium, Inc. (c)	7,600	30,196
Dai Nippon Toryo Co., Ltd.	53,000	67,575
Dai-Dan Co., Ltd.	17,000	116,036
Dai-Ichi Kogyo Seiyaku Co., Ltd.	18,000	58,032
Dai-ichi Seiko Co., Ltd.	4,000	97,020
Daibiru Corp.	19,800	204,499
Daido Kogyo Co., Ltd.	10,000	22,244
Daido Metal Co., Ltd.	14,200	147,970
Daidoh, Ltd. (a)	13,700	58,696
Daifuku Co., Ltd.	31,500	416,590
Daihatsu Diesel Manufacturing Co., Ltd.	9,000	56,926
Daihen Corp.	40,000	196,938
Daiho Corp. (a)	25,000	128,759

MSF-89

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Daiichi Jitsugyo Co., Ltd.	20,000	$100,669
Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	1,000	33,865
Daiichikosho Co., Ltd.	7,600	236,271
Daiken Corp.	35,000	79,026
Daiken Medical Co., Ltd.	4,400	46,753
Daiki Aluminium Industry Co., Ltd.	16,000	44,387
Daikoku Denki Co., Ltd. (a)	2,700	39,078
Daikokutenbussan Co., Ltd.	1,900	78,056
Daikyo, Inc.	151,000	227,717
Dainichi Co., Ltd.	4,100	26,765
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	31,000	159,580
Daio Paper Corp.	30,000	257,509
Daisan Bank, Ltd. (The)	92,000	144,890
Daiseki Co., Ltd.	17,700	319,734
Daiseki Eco. Solution Co., Ltd.	1,000	15,257
Daishi Bank, Ltd. (The)	143,000	503,908
Daishinku Corp.	18,000	48,752
Daiso Co., Ltd.	40,000	139,983
Daisue Construction Co., Ltd. (c)	2,300	15,719
Daisyo Corp. (a)	5,300	62,157
Daito Bank, Ltd. (The)	59,000	80,132
Daito Electron Co., Ltd.	800	4,579
Daito Pharmaceutical Co., Ltd.	3,960	78,267
Daiwa Industries, Ltd.	11,000	67,920
Daiwabo Holdings Co., Ltd.	96,000	154,391
DC Co., Ltd.	11,500	43,988
DCM Holdings Co., Ltd.	46,300	347,169
Dena Co., Ltd. (a)	13,000	254,709
Denki Kagaku Kogyo KK	31,000	122,376
Denki Kogyo Co., Ltd.	21,000	99,733
Denyo Co., Ltd.	6,800	101,628
Descente, Ltd.	18,000	223,738
DKK-Toa Corp.	2,200	12,209
DMG Mori Seiki Co., Ltd.	34,300	526,985
DMW Corp.	700	10,211
Doshisha Co., Ltd.	10,400	161,679
Doutor Nichires Holdings Co., Ltd.	11,500	192,779
Dr Ci:Labo Co., Ltd.	4,200	146,594
Dream Incubator, Inc. (c)	1,600	33,155
DSB Co., Ltd.	5,300	37,176
DTS Corp.	7,300	139,867
Dunlop Sports Co., Ltd.	7,300	73,771
Duskin Co., Ltd. (a)	14,900	258,296
Dydo Drinco, Inc.	2,700	108,589
Dynic Corp.	16,000	24,086
Eagle Industry Co., Ltd.	7,800	158,038
Earth Chemical Co., Ltd. (a)	2,700	93,266
Ebara Jitsugyo Co., Ltd.	4,600	54,678
EDION Corp. (a)	34,100	256,852
Ehime Bank, Ltd. (The)	76,000	151,988
Eidai Co., Ltd.	14,000	52,035
Eighteenth Bank, Ltd. (The)	80,000	243,298
Eiken Chemical Co., Ltd.	6,100	99,871
Eizo Corp. (a)	6,300	137,939
Elecom Co., Ltd. (a)	3,100	64,447
Elematec Corp.	5,000	123,617

Japan—(Continued)
EM Systems Co., Ltd.	900	13,706
Emori Group Holdings Co., Ltd. (a)	2,500	9,835
en-japan, Inc.	3,400	46,793
Endo Lighting Corp. (a)	2,600	29,668
Enplas Corp.	4,000	160,793
Enshu, Ltd. (c)	23,000	21,849
EPS Holdings, Inc.	14,000	165,483
ESPEC Corp.	11,400	114,160
Excel Co., Ltd.	5,000	53,363
Exedy Corp.	12,400	295,810
F T Communications Co., Ltd.	500	9,979
F-Tech, Inc. (a)	3,600	34,493
F@N Communications, Inc. (a)	9,600	81,734
Faith, Inc.	4,580	49,605
FALCO SD HOLDINGS Co., Ltd.	4,300	49,672
Fancl Corp.	12,000	153,148
FCC Co., Ltd. (a)	12,600	196,237
FDK Corp. (c)	25,000	29,795
Feed One Holdings Co., Ltd.	65,080	61,832
Ferrotec Corp.	12,700	74,292
FIDEA Holdings Co., Ltd. (a)	62,510	113,511
Fields Corp. (a)	6,000	91,502
Financial Products Group Co., Ltd. (a)	24,300	268,486
FINDEX, Inc. (a)	3,900	58,938
First Juken Co., Ltd.	3,400	42,276
Foster Electric Co., Ltd.	8,800	219,572
FP Corp. (a)	7,200	261,541
France Bed Holdings Co., Ltd. (a)	65,000	96,970
Freund Corp.	1,200	12,508
Fudo Tetra Corp.	60,300	119,550
Fuji Co., Ltd. (a)	7,300	125,463
Fuji Corp., Ltd. (a)	8,600	47,590
Fuji Electronics Co., Ltd. (b) (c)	5,600	70,598
Fuji Kiko Co., Ltd.	13,000	60,954
Fuji Kosan Co., Ltd.	4,600	22,508
Fuji Kyuko Co., Ltd. (a)	13,000	122,549
Fuji Oil Co. Ltd. (c)	21,100	68,076
Fuji Oil Co., Ltd.	24,000	382,784
Fuji Pharma Co., Ltd.	2,800	52,705
Fuji Seal International, Inc.	7,900	219,738
Fuji Soft, Inc. (a)	7,300	148,003
Fujibo Holdings, Inc.	37,000	92,212
Fujicco Co., Ltd.	9,000	145,747
Fujikura Kasei Co., Ltd.	9,500	43,606
Fujikura Rubber, Ltd.	5,800	36,738
Fujikura, Ltd.	115,000	503,924
Fujimi, Inc.	7,000	120,744
Fujimori Kogyo Co., Ltd.	4,800	142,397
Fujisash Co., Ltd. (c)	24,500	30,839
Fujishoji Co., Ltd.	1,300	16,147
Fujita Kanko, Inc.	8,000	34,027
Fujitec Co., Ltd. (a)	24,700	241,656
Fujitsu Frontech, Ltd.	4,500	52,638
Fujitsu General, Ltd.	19,000	249,537
Fujiya Co., Ltd. (c)	5,000	8,168
FuKoKu Co., Ltd.	5,100	50,018
Fukuda Corp.	11,000	70,556

MSF-90

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Fukui Bank, Ltd. (The)	128,000	$278,454
Fukushima Bank, Ltd. (The)	143,000	105,848
Fukushima Industries Corp.	4,600	68,366
Fukuyama Transporting Co., Ltd. (a)	53,000	282,588
FULLCAST Holdings Co., Ltd.	4,300	26,008
Fumakilla, Ltd.	8,000	28,071
Funai Electric Co., Ltd. (a) (c)	7,900	91,112
Funai Soken Holdings, Inc.	7,800	73,718
Furukawa Battery Co., Ltd. (a)	5,000	38,006
Furukawa Co., Ltd.	140,000	247,225
Furukawa Electric Co., Ltd. (a)	275,000	465,095
Furuno Electric Co., Ltd. (a)	10,500	102,145
Furusato Industries, Ltd.	4,600	64,170
Furuya Metal Co., Ltd.	1,700	38,401
Fuso Chemical Co., Ltd.	4,000	53,349
Fuso Pharmaceutical Industries, Ltd.	41,000	106,095
Futaba Corp.	10,200	164,388
Futaba Industrial Co., Ltd. (c)	23,600	109,884
Future Architect, Inc.	9,800	59,539
Fuyo General Lease Co., Ltd. (a)	8,000	321,855
G-Tekt Corp.	7,700	69,605
Gakken Holdings Co., Ltd.	28,000	59,753
GCA Savvian Corp.	4,900	58,806
Gecoss Corp.	6,400	68,831
Genki Sushi Co., Ltd.	2,300	46,701
Genky Stores, Inc. (a)	600	50,633
Geo Holdings Corp. (a)	14,400	152,320
GLOBERIDE, Inc.	35,000	55,966
GLORY, Ltd.	11,500	320,834
GMO internet, Inc.	22,900	281,879
GMO Payment Gateway, Inc.	5,200	123,237
Godo Steel, Ltd. (a)	72,000	107,930
Goldcrest Co., Ltd. (a)	8,930	155,457
Goldwin, Inc.	14,000	95,208
Gourmet Kineya Co., Ltd. (c)	8,000	64,227
Grandy House Corp.	3,600	9,150
Gree, Inc. (a)	26,400	183,735
GSI Creos Corp.	28,000	29,868
Gulliver International Co., Ltd. (a)	25,100	207,117
Gun-Ei Chemical Industry Co., Ltd.	24,000	66,996
Gunze, Ltd.	69,000	184,584
Gurunavi, Inc.	9,500	185,715
H-One Co., Ltd.	6,000	35,607
H2O Retailing Corp. (a)	8,515	160,554
Hagihara Industries, Inc.	2,900	50,676
Hakudo Co., Ltd.	500	5,697
Hakuto Co., Ltd.	7,100	84,879
Hakuyosha Co., Ltd.	8,000	16,993
Hamakyorex Co., Ltd.	2,800	97,757
Hanwa Co., Ltd.	84,000	341,489
Happinet Corp. (a)	7,600	90,576
Hard Off Corp. Co., Ltd.	4,900	46,430
Harima Chemicals Group, Inc.	7,100	27,928
Harmonic Drive Systems, Inc. (a)	7,600	167,835
Haruyama Trading Co., Ltd.	5,400	33,943
Hazama Ando Corp.	54,490	311,848
Heiwa Corp.	200	3,932

Japan—(Continued)
Heiwa Real Estate Co., Ltd.	16,900	237,621
Heiwado Co., Ltd.	11,200	256,810
HI-LEX Corp.	7,700	233,909
Hibiya Engineering, Ltd.	10,000	132,212
Hiday Hidaka Corp.	5,366	135,466
Higashi Nihon House Co., Ltd. (a)	15,000	68,258
Higashi-Nippon Bank, Ltd. (The)	71,000	223,151
Higo Bank, Ltd. (The)	83,000	509,459
Himaraya Co., Ltd.	3,100	25,869
Hioki EE Corp.	4,000	66,969
Hiramatsu, Inc.	8,300	43,905
Hirano Tecseed Co., Ltd.	500	3,656
Hisaka Works, Ltd.	12,000	104,957
Hitachi Koki Co., Ltd.	21,200	172,835
Hitachi Kokusai Electric, Inc.	18,000	241,651
Hitachi Transport System, Ltd.	12,300	186,163
Hitachi Zosen Corp.	61,600	318,160
Hochiki Corp.	10,000	67,754
Hodogaya Chemical Co., Ltd.	28,000	47,133
Hogy Medical Co., Ltd. (a)	6,000	294,920
Hokkaido Electric Power Co., Inc. (a) (c)	16,900	133,041
Hokkaido Gas Co., Ltd. (a)	27,000	63,925
Hokkan Holdings, Ltd.	31,000	71,587
Hokko Chemical Industry Co., Ltd.	8,000	27,075
Hokkoku Bank, Ltd. (The)	109,000	380,405
Hokuetsu Bank, Ltd. (The)	96,000	187,166
Hokuetsu Industries Co., Ltd. (a)	7,000	56,948
Hokuetsu Kishu Paper Co., Ltd. (a)	58,300	261,244
Hokuriku Electric Industry Co., Ltd.	28,000	45,715
Hokuriku Electrical Construction Co., Ltd.	3,000	17,419
Hokuriku Gas Co., Ltd.	10,000	23,680
Hokuto Corp.	10,600	197,635
Honeys Co., Ltd. (a)	6,930	60,641
Hoosiers Holdings Co., Ltd. (a)	12,700	63,874
Horiba, Ltd.	12,200	465,361
Hosiden Corp. (a)	20,000	110,167
Hosokawa Micron Corp.	11,000	57,194
House Foods Group, Inc.	4,000	83,974
Howa Machinery, Ltd.	5,700	35,387
Hurxley Corp.	800	6,702
Hyakugo Bank, Ltd. (The)	94,000	436,164
Hyakujushi Bank, Ltd. (The)	107,000	353,817
I-Net Corp.	3,200	24,991
IBJ Leasing Co., Ltd.	7,200	149,082
Ichibanya Co., Ltd. (a)	2,400	106,804
Ichiken Co., Ltd. (a)	12,000	31,400
Ichikoh Industries, Ltd.	26,000	56,095
ICHINEN HOLDINGS Co., Ltd.	7,400	66,518
Ichiyoshi Securities Co., Ltd.	15,900	172,369
Icom, Inc.	3,800	91,227
Idec Corp.	11,300	98,682
Ihara Chemical Industry Co., Ltd. (a)	18,800	275,712
Iino Kaiun Kaisha, Ltd. (a)	32,200	170,541
IJT Technology Holdings Co., Ltd. (c)	9,000	39,977
Ikegami Tsushinki Co., Ltd. (a)	30,000	45,479
Ikyu Corp.	7,400	129,950
Imagica Robot Holdings, Inc. (a)	4,500	27,111

MSF-91

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Imasen Electric Industrial	7,200	$85,043
Imperial Hotel, Ltd.	1,300	27,639
Inaba Denki Sangyo Co., Ltd.	8,100	293,650
Inaba Seisakusho Co., Ltd.	2,100	23,904
Inabata & Co., Ltd.	20,300	202,518
Inageya Co., Ltd.	12,200	139,097
Ines Corp. (a)	13,900	105,247
Infocom Corp.	6,200	53,889
Information Services International-Dentsu, Ltd.	6,000	57,589
Innotech Corp.	10,300	41,540
Intage Holdings, Inc.	8,000	137,609
Internet Initiative Japan, Inc. (a)	9,800	162,131
Inui Global Logistics Co., Ltd.	5,355	44,928
Iriso Electronics Co., Ltd.	2,900	203,463
Ise Chemical Corp.	8,000	47,885
Iseki & Co., Ltd. (a)	84,000	160,989
Ishihara Sangyo Kaisha, Ltd. (c)	122,000	117,861
Ishii Iron Works Co., Ltd.	9,000	16,392
Ishizuka Glass Co., Ltd. (c)	5,000	9,498
IT Holdings Corp.	36,700	669,544
Itfor, Inc. (c)	10,300	40,010
Ito En, Ltd. (a)	10,000	215,890
Itochu Enex Co., Ltd.	30,000	247,699
Itochu-Shokuhin Co., Ltd.	2,600	91,580
Itoham Foods, Inc. (a)	56,000	309,477
Itoki Corp.	17,500	111,546
IwaiCosmo Holdings, Inc.	7,900	111,487
Iwaki & Co., Ltd.	14,000	28,003
Iwasaki Electric Co., Ltd.	25,000	47,487
Iwatani Corp. (a)	58,000	380,691
Iwatsuka Confectionery Co., Ltd.	500	28,022
Izutsuya Co., Ltd. (c)	47,000	24,664
J-Oil Mills, Inc.	40,000	139,348
Jalux, Inc. (c)	4,000	71,581
Jamco Corp.	4,300	131,327
Janome Sewing Machine Co., Ltd. (a) (c)	71,000	79,251
Japan Aviation Electronics Industry, Ltd.	18,000	434,226
Japan Communications, Inc. (a) (c)	52,300	216,241
Japan Digital Laboratory Co., Ltd.	8,200	107,714
Japan Drilling Co., Ltd. (a)	2,100	69,126
Japan Foundation Engineering Co., Ltd.	14,100	50,872
Japan Medical Dynamic Marketing, Inc. (a)	3,000	15,244
Japan Oil Transportation Co., Ltd.	1,000	2,059
Japan Pulp & Paper Co., Ltd.	51,000	138,154
Japan Radio Co., Ltd.	20,000	67,471
Japan Steel Works, Ltd. (The) (a)	119,000	500,647
Japan Transcity Corp.	29,000	89,682
Japan Vilene Co., Ltd.	11,000	54,454
Japan Wool Textile Co., Ltd. (The)	27,000	195,298
Jastec Co., Ltd.	5,100	37,990
JBCC Holdings, Inc.	9,100	59,316
JCU Corp.	1,600	68,621
Jeol, Ltd.	26,000	136,675
Jimoto Holdings, Inc.	67,900	127,263
Jin Co., Ltd. (a)	4,500	156,112
JK Holdings Co., Ltd.	5,600	27,301
JMS Co., Ltd. (a)	15,000	36,763

Japan—(Continued)
Joban Kosan Co., Ltd. (a)	17,000	21,681
Joshin Denki Co., Ltd.	23,000	182,677
Jowa Holdings Co., Ltd.	4,500	173,330
JP-Holdings, Inc. (a)	17,900	52,627
JSP Corp.	5,100	94,980
Juki Corp. (a)	56,000	183,117
Juroku Bank, Ltd. (The)	131,000	481,144
Justsystems Corp. (a) (c)	13,800	84,866
JVC Kenwood Corp. (c)	53,300	163,853
K&O Energy Group, Inc.	8,000	99,792
K’s Holdings Corp. (a)	5,500	178,044
kabu.com Securities Co., Ltd. (a)	28,100	184,609
Kadokawa Dwango (c)	12,508	196,367
Kaga Electronics Co., Ltd.	7,200	87,846
Kagome Co., Ltd. (a)	1,400	21,776
Kagoshima Bank, Ltd. (The)	60,000	408,316
Kakiyasu Honten Co., Ltd. (a)	4,600	72,121
Kameda Seika Co., Ltd.	6,500	264,602
Kamei Corp.	14,400	105,007
Kanaden Corp.	11,000	80,360
Kanagawa Chuo Kotsu Co., Ltd.	20,000	97,840
Kanamoto Co., Ltd.	8,800	253,604
Kandenko Co., Ltd.	41,000	238,139
Kanematsu Corp.	149,000	217,211
Kanematsu Electronics, Ltd.	6,000	89,157
Kanemi Co., Ltd.	100	2,893
Kansai Urban Banking Corp.	11,000	114,193
Kanto Denka Kogyo Co., Ltd.	15,000	96,575
Kasai Kogyo Co., Ltd.	8,600	69,908
Katakura Chikkarin Co., Ltd.	8,000	20,470
Katakura Industries Co., Ltd. (a)	11,500	117,737
Kato Sangyo Co., Ltd.	7,100	147,483
Kato Works Co., Ltd.	19,000	128,522
Kawada Technologies, Inc. (a)	1,900	60,549
Kawai Musical Instruments Manufacturing Co., Ltd. (a)	4,400	86,450
Kawasaki Kinkai Kisen Kaisha, Ltd.	7,000	24,262
Kawasumi Laboratories, Inc.	8,500	58,460
Keihanshin Building Co., Ltd.	14,500	85,788
Keihin Co. Ltd/Minato-Ku Tokyo Japan	31,000	49,333
Keihin Corp.	17,200	263,871
Keiyo Bank, Ltd. (The)	113,000	654,990
Keiyo Co., Ltd. (a)	17,200	82,150
Kenko Mayonnaise Co., Ltd.	5,900	78,637
KEY Coffee, Inc.	7,600	114,611
KFC Holdings Japan, Ltd.	4,000	77,440
Kimoto Co., Ltd. (a)	14,900	36,197
Kimura Chemical Plants Co., Ltd.	3,300	15,231
King Jim Co., Ltd.	5,800	39,309
Kinki Sharyo Co., Ltd. (a) (c)	12,000	39,007
Kintetsu Department Store Co., Ltd. (c)	19,000	52,681
Kintetsu World Express, Inc.	5,400	242,878
Kinugawa Rubber Industrial Co., Ltd. (a)	20,000	86,965
Kissei Pharmaceutical Co., Ltd.	8,100	253,045
Kita-Nippon Bank, Ltd. (The)	4,900	143,181
Kitagawa Iron Works Co., Ltd.	31,000	65,831
Kitamura Co., Ltd.	3,700	23,781

MSF-92

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Kitano Construction Corp.	22,000	$62,120
Kito Corp. (a)	8,200	83,338
Kitz Corp.	39,200	194,021
Kiyo Bank, Ltd. (The)	35,300	492,402
KLab, Inc. (a) (c)	13,600	156,330
KNT-CT Holdings Co., Ltd. (c)	33,000	46,134
Koa Corp.	13,800	134,360
Koatsu Gas Kogyo Co., Ltd.	13,000	66,414
Kobe Bussan Co., Ltd. (a)	1,800	64,565
Kobe Electric Railway Co., Ltd. (c)	5,000	14,837
Kobelco Eco-Solutions Co., Ltd.	8,000	44,992
Koei Tecmo Holdings Co., Ltd. (a)	6,400	95,122
Kohnan Shoji Co., Ltd. (a)	13,000	145,698
Kohsoku Corp.	5,400	39,554
Koike Sanso Kogyo Co., Ltd.	7,000	21,348
Kojima Co., Ltd.	12,000	33,511
Kokusai Co., Ltd. (a)	3,400	51,756
Kokuyo Co., Ltd.	33,800	316,182
KOMAIHALTEC, Inc.	24,000	51,192
Komatsu Seiren Co., Ltd.	19,000	90,705
Komatsu Wall Industry Co., Ltd. (a)	2,700	56,532
Komeri Co., Ltd.	12,300	290,202
Komori Corp.	20,000	255,008
Konaka Co., Ltd.	7,300	45,022
Kondotec, Inc.	9,400	61,574
Konishi Co., Ltd.	6,600	111,708
Konoike Transport Co., Ltd.	3,200	33,946
Kosaido Co., Ltd.	3,700	17,822
Koshidaka Holdings Co., Ltd. (a)	2,500	47,202
Kotobuki Spirits Co., Ltd. (a)	2,600	54,390
Kourakuen Corp.	2,900	37,931
Krosaki Harima Corp.	24,000	51,400
KRS Corp.	3,700	47,332
KU Holdings Co., Ltd.	8,000	46,478
Kumagai Gumi Co., Ltd. (c)	91,000	284,429
Kumiai Chemical Industry Co., Ltd.	18,000	148,619
Kura Corp.	4,200	155,588
Kurabo Industries, Ltd.	93,000	163,516
Kureha Corp. (a)	52,000	223,530
Kurimoto, Ltd. (a)	35,000	66,777
Kuroda Electric Co., Ltd.	15,800	253,036
Kusuri No. Aoki Co., Ltd.	2,600	195,207
KYB Co., Ltd.	74,000	271,272
Kyodo Printing Co., Ltd. (a)	51,000	156,843
Kyoei Steel, Ltd.	6,100	103,087
Kyokuto Boeki Kaisha, Ltd.	9,000	16,791
Kyokuto Kaihatsu Kogyo Co., Ltd.	11,400	129,242
Kyokuto Securities Co., Ltd.	9,200	135,771
Kyokuyo Co., Ltd.	35,000	82,857
KYORIN Holdings, Inc.	16,100	385,632
Kyoritsu Maintenance Co., Ltd. (a)	3,960	189,807
Kyoritsu Printing Co., Ltd.	6,800	16,607
Kyosan Electric Manufacturing Co., Ltd.	31,000	98,152
Kyoto Kimono Yuzen Co., Ltd. (a)	7,300	60,802
Kyowa Electronics Instruments Co., Ltd.	8,000	30,470
Kyowa Exeo Corp.	32,300	346,775
Kyowa Leather Cloth Co., Ltd.	3,300	21,202

Japan—(Continued)
Kyudenko Corp.	13,000	142,077
LAC Co., Ltd.	5,900	46,739
Land Business Co., Ltd.	7,100	24,266
Laox Co., Ltd. (a) (c)	38,000	92,427
Lasertec Corp.	6,100	78,105
LEC, Inc.	4,400	52,509
Leopalace21 Corp. (c)	82,400	431,683
Life Corp.	15,500	271,159
Lifenet Insurance Co. (c)	5,000	15,342
Link And Motivation, Inc. (a)	8,900	13,353
Lintec Corp.	17,100	407,511
Lion Corp.	65,000	396,334
Livesense, Inc. (a) (c)	3,500	17,906
Look, Inc.	11,000	22,461
Macnica, Inc. (b) (c)	4,300	137,316
Maeda Corp. (a)	40,000	290,712
Maeda Kosen Co., Ltd. (a)	6,900	60,333
Maeda Road Construction Co., Ltd.	21,000	341,140
Maezawa Kasei Industries Co., Ltd.	6,800	69,187
Maezawa Kyuso Industries Co., Ltd.	5,600	67,680
Makino Milling Machine Co., Ltd.	40,000	340,260
Mamiya-Op Co., Ltd.	19,000	34,144
Mandom Corp.	5,900	216,019
Mani, Inc.	2,500	181,226
Mars Engineering Corp.	3,600	63,755
Marubun Corp.	8,200	54,175
Marudai Food Co., Ltd.	60,000	204,061
Maruei Department Store Co., Ltd. (c)	8,000	8,799
Marufuji Sheet Piling Co., Ltd.	13,000	37,480
Maruha Nichiro Corp.	21,200	299,204
Maruka Machinery Co., Ltd.	2,900	41,644
Marukyu Co., Ltd.	1,300	11,780
Marusan Securities Co., Ltd.	28,400	290,815
Maruwa Co., Ltd.	3,700	87,662
Maruyama Manufacturing Co., Inc.	15,000	28,976
Maruzen CHI Holdings Co., Ltd. (c)	18,800	58,288
Maruzen Showa Unyu Co., Ltd.	35,000	119,258
Marvelous, Inc. (a)	12,200	170,801
Matsuda Sangyo Co., Ltd.	7,000	89,570
Matsui Construction Co., Ltd.	9,000	52,853
Matsumotokiyoshi Holdings Co., Ltd.	12,500	445,655
Matsuya Foods Co., Ltd. (a)	3,100	62,253
Max Co., Ltd.	22,000	259,439
Maxvalu Nishinihon Co., Ltd. (a)	2,400	31,352
Maxvalu Tokai Co., Ltd. (a)	5,000	70,807
MEC Co., Ltd.	7,300	50,214
Medical System Network Co., Ltd.	7,900	30,809
Megachips Corp. (c)	7,600	88,169
Megmilk Snow Brand Co., Ltd.	15,400	185,405
Meidensha Corp.	58,000	187,427
Meiji Shipping Co., Ltd. (c)	8,500	26,560
Meiko Electronics Co., Ltd. (a) (c)	7,500	23,257
Meiko Network Japan Co., Ltd. (a)	7,200	77,363
Meisei Industrial Co., Ltd.	17,000	91,269
Meitec Corp.	10,300	345,360
Meito Sangyo Co., Ltd.	4,500	44,363
Meito Transportation Co., Ltd.	2,800	17,778

MSF-93

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Meiwa Corp.	10,900	$40,317
Meiwa Estate Co., Ltd.	5,200	20,811
Melco Holdings, Inc. (a)	5,700	107,285
Message Co., Ltd. (a)	4,400	132,930
Michinoku Bank, Ltd. (The)	69,000	117,314
Micronics Japan Co., Ltd. (a)	5,300	154,517
Mie Bank, Ltd. (The)	54,000	123,721
Mikuni Corp.	3,000	16,623
Milbon Co., Ltd. (a)	5,960	191,450
Mimasu Semiconductor Industry Co., Ltd.	8,200	89,173
Minato Bank, Ltd. (The)	63,000	145,960
Ministop Co., Ltd. (a)	9,100	128,352
Miraial Co., Ltd. (a)	2,900	35,401
Mirait Holdings Corp.	24,400	273,188
Miroku Jyoho Service Co., Ltd.	7,000	40,084
Misawa Homes Co., Ltd. (a)	11,400	99,474
Mitani Corp.	9,100	196,566
Mitani Sekisan Co., Ltd.	4,100	65,099
Mito Securities Co., Ltd.	24,000	89,165
Mitsuba Corp.	16,500	365,046
Mitsubishi Nichiyu Forklift Co., Ltd.	8,000	45,181
Mitsubishi Paper Mills, Ltd. (c)	144,000	103,075
Mitsubishi Pencil Co., Ltd.	8,700	322,825
Mitsubishi Research Institute, Inc.	3,300	75,389
Mitsubishi Shokuhin Co., Ltd.	4,800	100,639
Mitsubishi Steel Manufacturing Co., Ltd.	65,000	136,996
Mitsuboshi Belting Co., Ltd.	31,000	248,819
Mitsui Engineering & Shipbuilding Co., Ltd.	300,000	512,256
Mitsui High-Tec, Inc.	11,600	87,293
Mitsui Home Co., Ltd.	17,000	73,051
Mitsui Matsushima Co., Ltd.	66,000	71,497
Mitsui Mining & Smelting Co., Ltd.	242,000	552,157
Mitsui Sugar Co., Ltd.	36,000	126,589
Mitsui-Soko Holdings Co., Ltd.	47,000	158,151
Mitsumi Electric Co., Ltd.	33,000	245,261
Mitsumura Printing Co., Ltd.	5,000	11,213
Mitsuuroko Holdings Co., Ltd.	15,300	71,003
Miura Co., Ltd. (a)	23,700	267,239
Miyaji Engineering Group, Inc.	27,000	43,871
Miyazaki Bank, Ltd. (The)	86,000	327,454
Miyoshi Oil & Fat Co., Ltd.	40,000	46,339
Mizuno Corp.	37,000	193,016
Mochida Pharmaceutical Co., Ltd.	3,900	256,324
Modec, Inc. (a)	3,000	47,107
Monex Group, Inc.	73,600	196,068
Money Partners Group Co., Ltd. (a)	11,900	36,881
Monogatari Corp. (The)	1,700	56,069
MonotaRO Co., Ltd. (a)	10,200	370,338
MORESCO Corp.	2,500	42,353
Morinaga & Co., Ltd.	83,000	291,912
Morinaga Milk Industry Co., Ltd.	70,000	266,065
Morita Holdings Corp.	20,000	187,767
Morozoff, Ltd.	13,000	41,179
Mory Industries, Inc.	18,000	62,252
Mr Max Corp.	10,500	24,422
MTI, Ltd.	9,200	63,743
Murakami Corp.	3,000	51,160

Japan—(Continued)
Musashi Seimitsu Industry Co., Ltd.	7,900	167,284
Musashino Bank, Ltd. (The)	12,600	423,396
Mutoh Holdings Co., Ltd. (a)	9,000	32,538
NAC Co., Ltd.	3,600	30,908
Nachi-Fujikoshi Corp.	60,000	328,804
Nafco Co., Ltd.	1,400	19,117
Nagaileben Co., Ltd.	5,600	102,121
Nagano Bank, Ltd. (The)	49,000	80,452
Nagano Keiki Co., Ltd.	4,200	25,763
Nagase & Co., Ltd.	2,600	34,052
Nagatanien Co., Ltd.	14,000	132,214
Nagawa Co., Ltd. (a)	3,400	81,498
Nakabayashi Co., Ltd.	24,000	44,407
Nakamuraya Co., Ltd.	26,000	108,804
Nakanishi, Inc.	4,100	159,692
Nakano Corp.	4,000	13,495
Nakayama Steel Works, Ltd. (c)	63,000	48,292
Nakayamafuku Co., Ltd.	2,000	14,801
Namura Shipbuilding Co., Ltd.	18,956	178,413
Nanto Bank, Ltd. (The)	97,000	336,933
Narasaki Sangyo Co., Ltd.	4,000	10,032
Natori Co., Ltd.	2,600	33,029
NDS Co., Ltd.	27,000	68,872
NEC Capital Solutions, Ltd.	5,500	87,348
NEC Networks & System Integration Corp.	9,100	183,381
NET One Systems Co., Ltd. (a)	41,000	280,159
Neturen Co., Ltd.	9,800	72,634
New Japan Chemical Co., Ltd. (a) (c)	9,900	18,400
New Japan Radio Co., Ltd. (c)	6,000	24,703
Next Co., Ltd. (a)	8,500	84,772
Nexyz Corp.	1,300	6,574
Nice Holdings, Inc. (a)	40,000	66,330
Nichi-iko Pharmaceutical Co., Ltd.	13,200	304,444
Nichia Steel Works, Ltd.	13,000	36,293
Nichias Corp. (a)	33,000	190,598
Nichiban Co., Ltd.	14,000	53,672
Nichicon Corp.	23,900	223,446
Nichiden Corp.	4,000	89,977
Nichiha Corp.	9,600	112,325
Nichii Gakkan Co. (a)	20,800	183,406
Nichimo Co., Ltd.	16,000	26,789
Nichirei Corp.	95,000	533,197
Nichireki Co., Ltd.	9,000	78,721
Nifco, Inc.	15,300	528,124
NIFTY Corp.	4,500	51,044
Nihon Chouzai Co., Ltd.	980	49,884
Nihon Dempa Kogyo Co., Ltd.	7,600	66,589
Nihon Eslead Corp.	2,700	26,844
Nihon Kagaku Sangyo Co., Ltd.	3,000	19,837
Nihon M&A Center, Inc.	11,700	404,348
Nihon Nohyaku Co., Ltd.	14,000	140,228
Nihon Parkerizing Co., Ltd.	31,600	382,866
Nihon Plast Co., Ltd.	2,500	20,444
Nihon Tokushu Toryo Co., Ltd.	2,200	14,132
Nihon Trim Co., Ltd. (a)	2,200	57,023
Nihon Unisys, Ltd.	18,100	171,809
Nihon Yamamura Glass Co., Ltd.	54,000	77,409

MSF-94

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Nikkato Corp.	300	$1,018
Nikkiso Co., Ltd.	25,300	226,563
Nikko Co., Ltd.	17,000	62,471
Nippon Air Conditioning Service Co., Ltd.	6,000	40,995
Nippon Beet Sugar Manufacturing Co., Ltd.	61,000	100,675
Nippon Carbide Industries Co., Inc. (a)	23,000	44,264
Nippon Carbon Co., Ltd.	48,000	149,868
Nippon Ceramic Co., Ltd. (a)	5,200	71,911
Nippon Chemi-Con Corp. (c)	59,000	173,857
Nippon Chemical Industrial Co., Ltd.	43,000	98,825
Nippon Chemiphar Co., Ltd.	14,000	68,435
Nippon Chutetsukan KK	2,000	3,766
Nippon Coke & Engineering Co., Ltd.	71,000	67,483
Nippon Concrete Industries Co., Ltd. (a)	14,000	55,987
Nippon Conveyor Co., Ltd. (a)	24,000	41,812
Nippon Denko Co., Ltd.	56,465	135,507
Nippon Densetsu Kogyo Co., Ltd.	14,700	219,221
Nippon Felt Co., Ltd.	8,600	38,818
Nippon Filcon Co., Ltd.	5,200	21,060
Nippon Fine Chemical Co., Ltd.	5,800	44,316
Nippon Flour Mills Co., Ltd.	45,000	222,747
Nippon Gas Co., Ltd.	14,200	351,453
Nippon Hume Corp.	8,200	57,654
Nippon Jogesuido Sekkei Co., Ltd.	3,300	42,558
Nippon Kanzai Co., Ltd.	3,300	78,634
Nippon Kasei Chemical Co., Ltd.	18,000	21,601
Nippon Kinzoku Co., Ltd. (c)	29,000	34,797
Nippon Kodoshi Corp.	1,600	15,373
Nippon Koei Co., Ltd.	31,000	123,731
Nippon Konpo Unyu Soko Co., Ltd.	22,600	396,369
Nippon Koshuha Steel Co., Ltd.	47,000	43,857
Nippon Light Metal Holdings Co., Ltd.	198,000	293,628
Nippon Parking Development Co., Ltd.	75,700	109,039
Nippon Pillar Packing Co., Ltd.	11,300	94,246
Nippon Piston Ring Co., Ltd.	32,000	65,598
Nippon Rietec Co., Ltd.	7,000	48,504
Nippon Road Co., Ltd. (The)	27,000	135,631
Nippon Seiki Co., Ltd.	15,000	295,944
Nippon Seiro Co., Ltd.	2,000	4,368
Nippon Seisen Co., Ltd. (a)	10,000	51,100
Nippon Sharyo, Ltd. (a)	26,000	74,524
Nippon Sheet Glass Co., Ltd. (c)	330,000	324,241
Nippon Signal Co., Ltd.	20,700	202,412
Nippon Soda Co., Ltd.	50,000	290,728
Nippon Steel & Sumikin Bussan Corp.	51,960	179,637
Nippon Steel & Sumikin Texeng	21,000	99,369
Nippon Suisan Kaisha, Ltd.	82,900	252,166
Nippon Synthetic Chemical Industry Co., Ltd. (The)	18,000	119,540
Nippon Systemware Co., Ltd.	1,300	9,409
Nippon Thompson Co., Ltd.	31,000	153,062
Nippon Valqua Industries, Ltd.	47,000	122,199
Nippon Yakin Kogyo Co., Ltd. (a) (c)	54,000	106,378
Nipro Corp.	38,800	370,068
Nishi-Nippon Railroad Co., Ltd.	47,000	215,729
Nishikawa Rubber Co., Ltd.	1,200	19,826
Nishimatsu Construction Co., Ltd. (a)	104,000	368,982

Japan—(Continued)
Nishimatsuya Chain Co., Ltd. (a)	16,100	142,076
Nishio Rent All Co., Ltd.	4,400	126,665
Nissan Tokyo Sales Holdings Co., Ltd.	11,000	25,755
Nissei ASB Machine Co., Ltd.	2,100	43,307
Nissei Build Kogyo Co., Ltd.	22,000	54,252
Nissei Corp.	3,700	34,284
Nissei Plastic Industrial Co., Ltd.	7,100	78,082
Nissha Printing Co., Ltd. (a)	8,700	158,803
Nisshin Fudosan Co.	18,400	70,508
Nisshin Oillio Group, Ltd. (The)	51,000	189,569
Nisshin Steel Holdings Co., Ltd. (a)	35,596	444,296
Nisshinbo Holdings, Inc.	47,000	451,348
Nissin Corp.	30,000	76,338
Nissin Electric Co., Ltd.	18,000	107,649
Nissin Kogyo Co., Ltd.	16,400	260,644
Nissui Pharmaceutical Co., Ltd.	6,000	71,160
Nitta Corp.	6,800	184,885
Nitta Gelatin, Inc.	4,500	30,597
Nittan Valve Co., Ltd.	6,300	18,535
Nittetsu Mining Co., Ltd.	25,000	92,683
Nitto Boseki Co., Ltd. (c)	49,000	190,524
Nitto FC Co., Ltd.	4,500	29,149
Nitto Fuji Flour Milling Co., Ltd.	4,000	11,505
Nitto Kogyo Corp.	9,000	167,602
Nitto Kohki Co., Ltd.	4,700	84,746
Nitto Seiko Co., Ltd.	15,000	45,757
Nittoc Construction Co., Ltd.	13,550	60,963
Nittoku Engineering Co., Ltd.	7,100	83,161
Noevir Holdings Co., Ltd.	4,800	96,157
NOF Corp.	52,000	386,517
Nohmi Bosai, Ltd.	7,000	86,476
Nojima Corp. (a)	2,100	44,500
Nomura Co., Ltd.	21,000	198,354
Noritake Co., Ltd.	71,000	166,722
Noritsu Koki Co., Ltd.	4,000	23,199
Noritz Corp.	12,400	203,508
North Pacific Bank, Ltd.	122,400	462,743
NS Solutions Corp.	5,100	157,459
NS United Kaiun Kaisha, Ltd.	41,000	99,665
NSD Co., Ltd.	10,670	157,440
Nuflare Technology, Inc.	800	35,595
Obara Group, Inc. (a)	5,600	316,645
Obayashi Road Corp.	10,000	55,250
Odelic Co., Ltd.	1,000	26,468
Oenon Holdings, Inc.	21,000	38,510
Ogaki Kyoritsu Bank, Ltd. (The)	154,000	487,573
Ohara, Inc.	4,700	23,116
Ohashi Technica, Inc.	4,600	57,035
Ohsho Food Service Corp.	3,600	128,549
Oiles Corp.	9,600	187,480
Oita Bank, Ltd. (The)	82,000	318,976
Oizumi Corp.	2,900	22,274
Okabe Co., Ltd.	19,000	175,608
Okamoto Industries, Inc.	40,000	153,067
Okamoto Machine Tool Works, Ltd.	14,000	18,199
Okamura Corp.	26,300	211,667
Okaya Electric Industries Co., Ltd.	8,900	33,303

MSF-95

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Oki Electric Industry Co., Ltd.	227,000	$470,820
Okinawa Cellular Telephone Co.	5,300	154,311
Okinawa Electric Power Co., Inc. (The)	6,500	235,304
OKK Corp. (a)	41,000	53,630
OKUMA Corp.	52,000	482,980
Okumura Corp.	63,000	294,878
Okura Industrial Co., Ltd.	30,000	88,766
Okuwa Co., Ltd. (a)	11,000	84,990
Olympic Corp.	7,800	51,672
ONO Sokki Co., Ltd.	5,500	45,231
Onoken Co., Ltd. (a)	7,400	64,731
Onward Holdings Co., Ltd. (a)	49,000	342,150
Open House Co., Ltd.	2,100	49,220
OPT, Inc.	4,700	27,251
Optex Co., Ltd.	5,200	106,447
Organo Corp.	18,000	80,701
Origin Electric Co., Ltd.	19,000	78,219
Osaka Organic Chemical Industry, Ltd.	8,500	36,481
Osaka Steel Co., Ltd.	7,500	133,312
OSAKA Titanium Technologies Co., Ltd. (a)	6,500	137,961
Osaki Electric Co., Ltd. (a)	11,000	72,475
OSG Corp.	23,800	463,859
Otsuka Kagu, Ltd. (a)	5,500	68,775
OUG Holdings, Inc.	7,000	13,654
Outsourcing, Inc.	3,100	47,515
Oyo Corp.	7,400	100,103
Pacific Industrial Co., Ltd. (a)	18,800	153,902
Pacific Metals Co., Ltd. (a) (c)	76,000	207,040
Pack Corp. (The)	7,000	151,153
Pal Co., Ltd.	5,300	151,013
Paltac Corp.	12,650	178,047
PanaHome Corp.	37,000	256,405
Panasonic Industrial Devices SUNX Co., Ltd.	11,200	80,777
Panasonic Information Systems	1,700	55,599
Paramount Bed Holdings Co., Ltd.	6,000	158,709
Parco Co., Ltd.	11,200	104,465
Paris Miki Holdings, Inc.	17,000	69,005
Pasco Corp. (c)	11,000	31,530
Pasona Group, Inc.	9,000	55,741
Penta-Ocean Construction Co., Ltd.	96,700	353,572
PIA Corp.	300	5,884
Pilot Corp.	5,400	304,451
Piolax, Inc.	4,200	170,936
Pioneer Corp. (c)	117,700	214,716
Plenus Co., Ltd.	7,800	144,963
Press Kogyo Co., Ltd.	37,000	150,091
Pressance Corp.	2,600	82,639
Prestige International, Inc.	6,700	49,069
Prima Meat Packers, Ltd.	48,000	134,016
Pronexus, Inc.	12,300	83,534
Proto Corp.	6,400	103,756
PS Mitsubishi Construction Co., Ltd.	8,800	30,387
Qol Co., Ltd.	4,700	39,620
Raito Kogyo Co., Ltd.	18,200	149,132
Rasa Industries, Ltd. (c)	26,000	29,897
Relo Holdings, Inc.	3,400	301,346
Renaissance, Inc.	5,100	53,468

Japan—(Continued)
Rengo Co., Ltd. (a)	81,000	343,519
Renown, Inc. (c)	29,200	54,762
Resort Solution Co., Ltd.	4,000	8,369
Rheon Automatic Machinery Co., Ltd.	5,000	20,036
Rhythm Watch Co., Ltd.	30,000	41,003
Riberesute Corp.	4,300	30,680
Ricoh Leasing Co., Ltd.	6,400	190,087
Right On Co., Ltd.	5,900	40,321
Riken Corp.	35,000	138,490
Riken Keiki Co., Ltd.	7,100	82,824
Riken Technos Corp.	15,000	54,619
Riken Vitamin Co., Ltd. (a)	4,800	164,845
Ringer Hut Co., Ltd.	4,200	74,676
Rion Co., Ltd.	2,200	27,572
Riso Kagaku Corp.	13,758	226,970
Riso Kyoiku Co., Ltd. (a) (c)	11,590	34,589
Rock Field Co., Ltd.	4,400	94,741
Rohto Pharmaceutical Co., Ltd.	30,100	427,279
Rokko Butter Co., Ltd.	5,500	55,544
Roland DG Corp.	3,000	81,248
Round One Corp.	28,300	160,597
Royal Holdings Co., Ltd. (a)	11,100	208,058
Ryobi, Ltd.	47,000	138,213
Ryoden Trading Co., Ltd.	18,000	126,156
Ryosan Co., Ltd.	14,000	344,333
Ryoyo Electro Corp.	8,600	109,843
S Foods, Inc.	5,800	106,792
S&B Foods, Inc.	600	25,748
Sac’s Bar Holdings, Inc.	6,850	110,177
Saibu Gas Co., Ltd.	148,000	333,011
Saizeriya Co., Ltd. (a)	16,200	313,153
Sakai Chemical Industry Co., Ltd.	51,000	166,158
Sakai Heavy Industries, Ltd.	14,000	31,662
Sakai Moving Service Co., Ltd.	1,300	41,561
Sakai Ovex Co., Ltd.	16,000	26,388
Sakata INX Corp.	15,300	143,722
Sakata Seed Corp.	11,800	192,264
Sala Corp.	12,900	62,565
SAMTY Co., Ltd.	2,600	19,158
San Holdings, Inc.	2,700	40,143
San-A Co., Ltd.	8,800	334,340
San-Ai Oil Co., Ltd.	25,000	162,013
San-In Godo Bank, Ltd. (The)	59,000	487,096
Sanden Corp.	53,000	237,054
Sanei Architecture Planning Co., Ltd.	4,300	33,831
Sangetsu Co., Ltd.	21,200	321,044
Sanix, Inc. (a) (c)	11,100	34,945
Sanken Electric Co., Ltd. (a)	37,000	256,485
Sanki Engineering Co., Ltd.	25,000	193,715
Sanko Marketing Foods Co., Ltd.	3,100	23,908
Sanko Metal Industrial Co., Ltd.	10,000	22,921
Sankyo Frontier Co., Ltd.	2,000	15,688
Sankyo Seiko Co., Ltd.	22,100	90,976
Sankyo Tateyama, Inc.	13,100	253,416
Sankyu, Inc.	96,000	418,394
Sanoh Industrial Co., Ltd.	10,100	72,873
Sanshin Electronics Co., Ltd.	13,900	115,209

MSF-96

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Sanwa Holdings Corp.	64,800	$481,301
Sanyo Chemical Industries, Ltd.	21,000	165,320
Sanyo Denki Co., Ltd.	16,000	114,191
Sanyo Electric Railway Co., Ltd.	20,000	78,687
Sanyo Housing Nagoya Co., Ltd. (a)	3,000	30,998
Sanyo Industries, Ltd.	13,000	23,297
Sanyo Shokai, Ltd.	73,000	187,570
Sanyo Special Steel Co., Ltd.	47,000	197,302
Sapporo Holdings, Ltd.	105,000	416,234
Sata Construction Co., Ltd.	13,000	14,843
Sato Holdings Corp.	6,900	156,636
Sato Restaurant Systems Co., Ltd. (a)	4,800	42,480
Sato Shoji Corp.	6,500	44,405
Satori Electric Co., Ltd.	7,100	48,088
Sawada Holdings Co., Ltd. (a) (c)	10,300	81,810
Saxa Holdings, Inc. (a)	24,000	48,494
SBS Holdings, Inc.	6,900	47,762
SCREEN Holdings Co., Ltd.	57,000	431,839
Scroll Corp.	15,700	35,990
SEC Carbon, Ltd.	7,000	19,949
Secom Joshinetsu Co., Ltd.	900	23,632
Seibu Electric Industry Co., Ltd.	12,000	46,744
Seika Corp.	28,000	76,544
Seikagaku Corp.	1,700	32,377
Seikitokyu Kogyo Co., Ltd.	12,500	53,950
Seiko Holdings Corp. (a)	44,000	222,157
Seiren Co., Ltd.	21,300	190,722
Sekisui Jushi Corp.	14,700	196,085
Sekisui Plastics Co., Ltd.	24,000	87,943
Senko Co., Ltd. (a)	31,000	201,429
Senshu Electric Co., Ltd.	3,200	47,110
Senshu Ikeda Holdings, Inc.	84,000	399,562
Senshukai Co., Ltd. (a)	13,800	100,077
Septeni Holdings Co., Ltd.	5,500	46,060
Seria Co., Ltd.	6,500	235,168
Shibaura Electronics Co., Ltd.	2,800	48,962
Shibaura Mechatronics Corp. (a)	18,000	44,232
Shibusawa Warehouse Co., Ltd. (The)	25,000	71,352
Shibuya Kogyo Co., Ltd.	8,900	172,523
Shidax Corp. (a)	9,600	43,301
Shiga Bank, Ltd. (The)	89,000	444,804
Shikibo, Ltd.	56,000	55,951
Shikoku Bank, Ltd. (The)	100,000	205,839
Shikoku Chemicals Corp.	18,000	144,155
Shima Seiki Manufacturing, Ltd.	11,900	203,141
Shimachu Co., Ltd.	20,500	541,547
SHIMANE BANK, Ltd. (The)	2,500	31,527
Shimizu Bank, Ltd. (The)	5,400	136,536
Shimojima Co., Ltd.	6,300	55,926
Shin Nippon Air Technologies Co., Ltd.	7,300	59,865
Shin-Etsu Polymer Co., Ltd.	22,600	106,774
Shin-Keisei Electric Railway Co., Ltd.	23,000	79,895
Shinagawa Refractories Co., Ltd.	27,000	65,692
Shindengen Electric Manufacturing Co., Ltd.	28,000	139,967
Shinkawa, Ltd. (c)	5,300	33,696
Shinko Electric Industries Co., Ltd.	27,600	196,054
Shinko Plantech Co., Ltd.	16,100	118,864

Japan—(Continued)
Shinko Shoji Co., Ltd.	7,700	78,033
Shinko Wire Co., Ltd.	12,000	17,003
Shinmaywa Industries, Ltd.	34,000	361,017
Shinnihon Corp.	14,000	54,605
Shinsho Corp.	14,000	30,214
Shinwa Co., Ltd.	3,900	46,287
Ship Healthcare Holdings, Inc.	14,200	324,232
Shiroki Corp.	31,000	81,881
Shizuki Electric Co., Inc.	8,000	48,682
Shizuoka Gas Co., Ltd.	21,300	141,263
Shobunsha Publications, Inc.	6,700	50,493
Shochiku Co., Ltd.	3,000	28,198
Shoei Foods Corp.	4,300	40,134
Shofu, Inc.	3,900	44,674
Shoko Co., Ltd. (a)	39,000	48,412
Showa Aircraft Industry Co., Ltd.	4,000	39,144
Showa Corp.	17,600	177,930
Showa Sangyo Co., Ltd.	34,000	130,922
Siix Corp. (a)	5,900	147,330
Sinanen Co., Ltd.	18,000	68,413
Sinfonia Technology Co., Ltd.	42,000	74,540
Sinko Industries, Ltd.	6,400	68,202
Sintokogio, Ltd.	21,100	162,922
SKY Perfect JSAT Holdings, Inc.	34,800	216,252
SMK Corp.	23,000	99,812
SMS Co., Ltd.	9,600	128,949
SNT Corp.	7,800	36,639
Soda Nikka Co., Ltd.	7,000	32,445
Sodick Co., Ltd. (a)	16,800	184,125
Soft99 Corp. (a)	5,100	31,885
Softbank Technology Corp.	1,600	15,657
Software Service, Inc.	1,500	54,637
Sogo Medical Co., Ltd.	2,400	67,584
Sojitz Corp.	11,100	18,549
Soshin Electric Co., Ltd.	1,500	5,113
Sotoh Co., Ltd.	4,300	36,749
Space Co., Ltd.	5,800	62,931
Sparx Group Co., Ltd. (a)	35,900	64,880
SPK Corp.	2,500	46,132
SRA Holdings	3,700	51,059
Srg Takamiya Co., Ltd. (a)	5,200	35,020
ST Corp.	6,900	58,735
St. Marc Holdings Co., Ltd.	5,800	197,449
Star Micronics Co., Ltd.	12,600	176,796
Starts Corp., Inc.	5,800	88,204
Starzen Co., Ltd.	28,000	88,890
Stella Chemifa Corp.	5,600	63,142
Step Co., Ltd.	4,100	31,815
Studio Alice Co., Ltd.	2,900	54,079
Subaru Enterprise Co., Ltd.	1,000	3,650
Sugimoto & Co., Ltd.	3,800	38,381
Sumida Corp.	6,300	34,141
Suminoe Textile Co., Ltd.	23,000	58,814
Sumitomo Bakelite Co., Ltd.	84,000	374,427
Sumitomo Densetsu Co., Ltd.	7,700	87,591
Sumitomo Mitsui Construction Co., Ltd. (a)	260,300	359,968
Sumitomo Osaka Cement Co., Ltd.	159,000	488,807

MSF-97

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Sumitomo Precision Products Co., Ltd. (a)	12,000	$46,081
Sumitomo Real Estate Sales Co., Ltd.	5,960	161,752
Sumitomo Riko Co., Ltd.	16,700	146,506
Sumitomo Seika Chemicals Co., Ltd.	18,000	128,335
Sumitomo Warehouse Co., Ltd. (The)	53,000	293,575
Sun Frontier Fudousan Co., Ltd. (a)	7,600	70,023
Sun-Wa Technos Corp.	3,900	38,107
Suncall Corp.	11,000	60,332
SWCC Showa Holdings Co., Ltd. (a) (c)	116,000	89,899
Systena Corp.	10,800	80,826
T Hasegawa Co., Ltd.	9,100	134,325
T RAD Co., Ltd.	36,000	76,724
T&K Toka Co., Ltd. (a)	5,000	100,196
T-Gaia Corp.	8,400	111,217
Tabuchi Electric Co., Ltd. (a)	8,900	101,648
Tachi-S Co., Ltd. (a)	11,600	162,659
Tachibana Eletech Co., Ltd.	5,640	70,685
Tadano, Ltd.	38,000	511,609
Taihei Dengyo Kaisha, Ltd.	12,000	86,582
Taiheiyo Kouhatsu, Inc.	21,000	16,603
Taiho Kogyo Co., Ltd.	7,800	91,892
Taikisha, Ltd.	9,800	244,037
Taiko Bank, Ltd. (The)	41,000	79,272
Taiko Pharmaceutical Co., Ltd.	2,300	36,846
Taisei Lamick Co., Ltd. (a)	2,700	62,418
Taiyo Holdings Co., Ltd.	5,700	200,548
Taiyo Yuden Co., Ltd. (a)	37,900	552,768
Takachiho Koheki Co., Ltd.	400	3,383
Takagi Securities Co., Ltd.	18,000	40,330
Takamatsu Construction Group Co., Ltd.	6,400	136,835
Takano Co., Ltd.	6,000	31,356
Takaoka Toko Co., Ltd.	5,365	72,994
Takara Holdings, Inc.	34,300	248,505
Takara Leben Co., Ltd.	35,100	188,288
Takara Printing Co., Ltd.	3,100	27,078
Takara Standard Co., Ltd.	43,000	363,509
Takasago International Corp.	38,000	172,459
Takasago Thermal Engineering Co., Ltd.	20,900	261,140
Takashima & Co., Ltd.	25,000	55,406
Takata Corp. (a)	14,300	156,726
Take And Give Needs Co., Ltd.	4,010	30,201
Takeei Corp.	8,200	69,076
Takeuchi Manufacturing Co., Ltd.	3,700	167,703
Takihyo Co., Ltd.	13,000	50,033
Takiron Co., Ltd.	21,000	91,484
Takisawa Machine Tool Co., Ltd.	35,000	67,951
Takuma Co., Ltd.	26,000	204,042
Tama Home Co., Ltd. (a)	8,500	41,227
Tamron Co., Ltd.	7,100	153,072
Tamura Corp.	26,000	95,702
Tanseisha Co., Ltd. (a)	9,100	65,321
TASAKI & Co., Ltd. (c)	800	13,497
Tatsuta Electric Wire and Cable Co., Ltd.	17,000	72,137
Tayca Corp.	17,000	61,183
TBK Co., Ltd.	8,000	41,597
Teac Corp. (a) (c)	40,000	19,326
TECHNO ASSOCIE Co., Ltd.	300	2,888

Japan—(Continued)
Techno Medica Co., Ltd.	2,400	48,251
Techno Ryowa, Ltd.	4,800	26,455
Teikoku Electric Manufacturing Co., Ltd.	6,800	64,971
Teikoku Sen-I Co., Ltd.	6,900	100,148
Teikoku Tsushin Kogyo Co., Ltd.	24,000	48,781
Ten Allied Co., Ltd. (c)	2,600	8,085
Tenma Corp.	6,200	98,808
Teraoka Seisakusho Co., Ltd.	200	903
Tigers Polymer Corp.	2,200	15,194
TKC Corp.	7,600	152,514
Toa Corp. / Hyogo	9,600	92,689
Toa Corp. / Tokyo	82,000	136,617
Toa Oil Co., Ltd.	32,000	39,762
TOA ROAD Corp.	18,000	60,581
Toabo Corp.	34,000	20,664
Toagosei Co., Ltd.	74,000	338,007
Tobishima Corp. (a) (c)	62,200	125,469
Tobu Store Co., Ltd.	11,000	25,947
TOC Co., Ltd.	18,000	141,221
Tocalo Co., Ltd.	4,800	90,170
Tochigi Bank, Ltd. (The)	50,000	257,498
Toda Corp.	81,000	342,030
Toda Kogyo Corp.	11,000	39,647
Toei Animation Co., Ltd. (a)	2,500	73,962
Toei Co., Ltd.	28,000	208,335
Toenec Corp.	20,000	96,342
Toho Bank, Ltd. (The)	83,000	341,645
Toho Co., Ltd.	20,000	72,691
Toho Holdings Co., Ltd.	20,600	347,647
Toho Titanium Co., Ltd. (a) (c)	3,000	22,093
Toho Zinc Co., Ltd.	59,000	186,181
Tohoku Bank, Ltd. (The)	56,000	77,473
Tohokushinsha Film Corp.	4,800	40,279
Tohto Suisan Co., Ltd.	14,000	23,686
Tokai Carbon Co., Ltd.	68,000	191,488
Tokai Corp.	4,300	146,368
TOKAI Holdings Corp.	34,500	149,780
Tokai Lease Co., Ltd.	16,000	29,605
Tokai Rika Co., Ltd.	8,800	204,325
Token Corp.	3,160	159,054
Toko, Inc.	11,000	31,521
Tokushu Tokai Paper Co., Ltd.	39,000	89,066
Tokuyama Corp. (a) (c)	106,000	222,498
Tokyo Dome Corp. (a)	62,000	263,342
Tokyo Electron Device, Ltd. (a)	2,400	32,058
Tokyo Energy & Systems, Inc.	10,000	82,478
Tokyo Individualized Educational Institute, Inc. (a)	5,000	21,333
Tokyo Keiki, Inc.	21,000	46,554
Tokyo Ohka Kogyo Co., Ltd.	13,100	423,903
Tokyo Rakutenchi Co., Ltd.	17,000	69,721
Tokyo Rope Manufacturing Co., Ltd. (c)	46,000	73,217
Tokyo Sangyo Co., Ltd.	12,000	50,585
Tokyo Seimitsu Co., Ltd.	13,800	316,622
Tokyo Steel Manufacturing Co., Ltd. (a)	36,800	247,339
Tokyo Tekko Co., Ltd.	17,000	68,137
Tokyo Theatres Co., Inc.	42,000	48,597

MSF-98

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Tokyo TY Financial Group, Inc.	9,724	$260,829
Tokyotokeiba Co., Ltd.	31,000	76,861
Tokyu Recreation Co., Ltd.	6,000	34,467
Toli Corp.	30,000	68,996
Tomato Bank, Ltd.	62,000	103,860
Tomen Devices Corp.	1,500	23,796
Tomoe Corp.	12,500	46,545
Tomoe Engineering Co., Ltd.	2,100	31,405
Tomoegawa Co., Ltd.	12,000	24,501
Tomoku Co., Ltd.	37,000	87,266
TOMONY Holdings, Inc.	75,700	342,980
Tomy Co., Ltd.	24,400	145,183
Tonami Holdings Co., Ltd.	32,000	116,496
Toppan Forms Co., Ltd.	19,800	224,659
Topre Corp.	15,300	239,417
Topy Industries, Ltd.	91,000	211,461
Toridoll.corp	9,300	129,305
Torigoe Co., Ltd. (The)	9,200	54,652
Torii Pharmaceutical Co., Ltd.	3,600	96,149
Torishima Pump Manufacturing Co., Ltd. (a)	9,700	71,449
Tosei Corp.	13,200	85,686
Toshiba Machine Co., Ltd.	42,000	177,018
Toshiba Plant Systems & Services Corp.	14,100	194,635
Toshiba TEC Corp.	13,000	85,668
Tosho Co., Ltd.	2,400	55,832
Tosho Printing Co., Ltd.	14,000	39,431
Totetsu Kogyo Co., Ltd.	11,700	261,653
Tottori Bank, Ltd. (The)	37,000	78,494
Toukei Computer Co., Ltd.	2,200	33,158
Tow Co., Ltd.	1,800	13,263
Towa Bank, Ltd. (The)	115,000	94,772
Towa Corp.	8,000	45,290
Towa Pharmaceutical Co., Ltd.	2,800	160,326
Toyo Construction Co., Ltd.	25,499	99,866
Toyo Corp.	9,600	91,930
Toyo Denki Seizo - Toyo Electric Manufacturing Co., Ltd.	16,000	56,942
Toyo Engineering Corp. (a)	38,000	99,236
Toyo Ink SC Holdings Co., Ltd.	76,000	356,360
Toyo Kanetsu KK (a)	48,000	91,181
Toyo Kohan Co., Ltd.	16,000	73,197
Toyo Machinery & Metal Co., Ltd.	7,800	30,155
Toyo Securities Co., Ltd.	23,000	71,230
Toyo Sugar Refining Co., Ltd.	9,000	7,498
Toyo Tanso Co., Ltd. (a)	5,300	98,350
Toyo Wharf & Warehouse Co., Ltd.	25,000	42,032
Toyobo Co., Ltd.	332,000	448,097
TPR Co., Ltd.	8,200	220,132
Trancom Co., Ltd.	2,600	113,935
Transcosmos, Inc. (c)	8,100	170,912
Trusco Nakayama Corp.	7,200	225,808
Trust Tech, Inc.	1,500	28,941
TS Tech Co., Ltd.	3,400	91,750
TSI Holdings Co., Ltd.	28,205	190,406
Tsubakimoto Chain Co.	47,000	391,805
Tsubakimoto Kogyo Co., Ltd.	8,000	20,669
Tsudakoma Corp. (c)	16,000	19,459

Japan—(Continued)
Tsugami Corp. (a)	25,000	160,084
Tsukada Global Holdings, Inc. (a)	7,200	46,681
Tsukamoto Corp. Co., Ltd.	21,000	24,150
Tsukishima Kikai Co., Ltd. (a)	8,600	88,754
Tsukuba Bank, Ltd. (The)	34,500	111,777
Tsukui Corp. (a)	9,400	71,284
Tsumura & Co. (a)	6,600	163,413
Tsurumi Manufacturing Co., Ltd.	10,000	142,197
Tsutsumi Jewelry Co., Ltd.	3,800	93,454
TTK Co., Ltd. (a)	4,000	16,074
TV Tokyo Holdings Corp.	3,700	67,955
TYK Corp.	6,000	10,819
Tyo, Inc.	9,600	15,901
U-Shin, Ltd. (a)	11,400	74,867
UACJ Corp. (a)	110,850	305,932
Ube Industries, Ltd.	229,000	358,647
Uchida Yoko Co., Ltd.	32,000	97,986
Ueki Corp.	11,000	23,835
UKC Holdings Corp.	5,000	86,779
Ulvac, Inc. (c)	20,600	317,130
Uniden Corp. (c)	25,000	45,826
Union Tool Co.	3,400	97,181
Unipres Corp.	13,900	283,666
United Arrows, Ltd. (a)	6,900	205,250
United Super Markets Holdings, Inc. (c)	22,300	198,206
Unitika, Ltd. (c)	156,000	71,492
Universal Entertainment Corp. (a)	8,600	140,554
UNY Group Holdings Co., Ltd.	98,800	553,951
Usen Corp. (c)	41,400	124,218
Ushio, Inc.	39,000	486,179
UT Holdings Co., Ltd. (a) (c)	14,500	56,787
Utoc Corp.	5,100	25,014
Valor Co., Ltd.	12,300	266,315
Village Vanguard Co., Ltd. (a)	3,400	40,452
Vital KSK Holdings, Inc. (a)	18,400	140,306
Vitec Co., Ltd.	3,700	30,891
VT Holdings Co., Ltd. (a)	32,300	141,611
Wacoal Holdings Corp.	29,000	326,567
Wacom Co., Ltd. (a)	49,500	238,069
Wakachiku Construction Co., Ltd.	46,000	71,285
Wakamoto Pharmaceutical Co., Ltd.	9,000	23,211
Wakita & Co., Ltd.	18,300	178,086
Warabeya Nichiyo Co., Ltd.	5,000	93,092
Watabe Wedding Corp. (c)	4,400	18,560
WATAMI Co., Ltd. (a) (c)	7,600	75,116
Weathernews, Inc.	2,400	70,364
Welcia Holdings Co., Ltd.	3,600	134,532
Wellnet Corp.	2,700	60,890
West Holdings Corp. (a)	7,200	63,593
Wood One Co., Ltd.	19,000	42,845
Wowow, Inc.	3,000	95,983
Xebio Co., Ltd.	8,700	151,190
Y. A. C. Co., Ltd.	4,900	26,828
Yachiyo Industry Co., Ltd.	5,600	45,793
Yahagi Construction Co., Ltd.	12,000	79,271
Yaizu Suisankagaku Industry Co., Ltd.	4,400	37,846
YAMABIKO Corp.	3,200	143,053

MSF-99

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Yamagata Bank, Ltd. (The) (a)	52,000	$220,527
Yamaichi Electronics Co., Ltd.	8,200	64,598
Yamanashi Chuo Bank, Ltd. (The)	79,000	346,215
Yamatane Corp.	34,000	49,539
Yamato Corp.	9,000	32,260
Yamato International, Inc.	6,700	22,900
Yamaya Corp. (a)	1,150	16,148
Yamazawa Co., Ltd.	1,000	14,325
Yamazen Corp.	19,500	160,324
Yaoko Co., Ltd.	5,200	195,005
Yashima Denki Co., Ltd. (a)	7,500	36,003
Yasuda Logistics Corp.	7,400	62,145
Yellow Hat, Ltd.	9,100	194,716
Yodogawa Steel Works, Ltd.	38,000	150,637
Yokogawa Bridge Holdings Corp.	12,800	137,681
Yokohama Reito Co., Ltd. (a)	18,600	129,432
Yokowo Co., Ltd.	7,900	46,394
Yomeishu Seizo Co., Ltd.	6,000	49,883
Yomiuri Land Co., Ltd.	13,000	50,054
Yondenko Corp.	8,000	32,211
Yondoshi Holding, Inc. (a)	6,000	114,718
Yonekyu Corp.	800	12,376
Yonex Co., Ltd. (a)	5,900	76,457
Yorozu Corp.	7,900	166,220
Yoshinoya Holdings Co., Ltd. (a)	17,300	188,747
Yuasa Funashoku Co., Ltd.	13,000	35,430
Yuasa Trading Co., Ltd.	6,700	140,290
Yuken Kogyo Co., Ltd.	22,000	47,101
Yuki Gosei Kogyo Co., Ltd.	6,000	14,099
Yumeshin Holdings Co., Ltd. (a)	10,100	75,510
Yurtec Corp.	26,000	173,725
Yusen Logistics Co., Ltd.	7,100	87,842
Yushin Precision Equipment Co., Ltd.	2,500	50,580
Yushiro Chemical Industry Co., Ltd.	6,100	77,021
Yutaka Giken Co., Ltd.	600	13,345
Zappallas, Inc.	4,900	26,100
Zenrin Co., Ltd.	10,200	125,984
Zensho Holdings Co., Ltd. (a) (c)	35,300	342,215
ZERIA Pharmaceutical Co., Ltd.	9,200	154,174
Zojirushi Corp.	15,000	177,426
Zuiko Corp. (a)	1,000	38,224
Zuken, Inc.	7,200	62,624

		170,628,618

Luxembourg—0.0%
d’Amico International Shipping S.A.	34,078	20,002
Oriflame Cosmetics S.A. (a)	4,387	58,688

		78,690

Macau—0.0%
Macau Legend Development, Ltd. (c)	55,000	18,967

Netherlands—2.3%
Aalberts Industries NV	53,139	1,670,709
Accell Group	10,698	199,121
AMG Advanced Metallurgical Group NV (c)	12,258	117,089

Netherlands—(Continued)
Amsterdam Commodities NV	8,120	220,880
APERAM S.A. (a) (c)	33,328	1,338,163
Arcadis NV	32,441	1,040,468
ASM International NV	19,662	907,379
Ballast Nedam NV (c)	2,716	7,883
BE Semiconductor Industries NV	23,461	751,547
Beter Bed Holding NV	7,490	164,265
BinckBank NV	39,299	319,105
Brack Capital Properties NV (c)	442	26,314
Brunel International NV (a)	12,600	240,889
Corbion NV	21,546	409,487
Delta Lloyd NV	93,740	1,762,534
DOCdata NV	1,139	27,005
Fugro NV	4,189	112,259
Grontmij (a) (c)	37,446	150,938
Heijmans NV	14,562	196,462
Hunter Douglas NV	2,423	99,324
KAS Bank NV	6,580	87,204
Kendrion NV	3,947	123,048
Koninklijke BAM Groep NV (a)	118,667	529,388
Koninklijke Ten Cate NV	15,670	354,210
Macintosh Retail Group NV (c)	7,046	20,265
Mota-Engil Africa NV (c)	3,596	30,126
Nederland Apparatenfabriek	2,625	94,625
Ordina NV (a) (c)	57,689	110,218
PostNL NV (c)	162,817	693,462
Royal Imtech NV (a) (c)	10,038	57,758
SBM Offshore NV (a) (c)	79,176	985,328
Sligro Food Group NV	11,098	440,462
SNS REAAL NV (a) (b) (c) (d)	105,329	0
Telegraaf Media Groep NV (c)	13,542	77,949
TKH Group NV	17,476	618,228
TNT Express NV	177,070	1,125,751
TomTom NV (a) (c)	51,405	394,917
USG People NV	43,376	601,019
Van Lanschot NV	45	871
Wessanen	54,622	362,311

		16,468,961

New Zealand—1.3%
a2 Milk Co., Ltd. (a) (c)	134,580	56,154
Abano Healthcare Group, Ltd.	880	5,200
Air New Zealand, Ltd.	205,023	416,516
Briscoe Group, Ltd.	13,123	27,970
Cavalier Corp., Ltd.	7,259	2,423
Chorus, Ltd. (a) (c)	123,561	263,151
Contact Energy, Ltd.	10,788	48,198
Diligent Board Member Services, Inc. (a) (c)	19,249	77,543
Ebos Group, Ltd.	44,336	353,535
Fisher & Paykel Healthcare Corp., Ltd.	260,892	1,281,173
Freightways, Ltd.	81,878	383,023
Hallenstein Glasson Holdings, Ltd.	19,012	49,042
Heartland New Zealand, Ltd. (a)	72,313	69,175
Hellaby Holdings, Ltd.	13,986	33,930
Infratil, Ltd.	315,502	749,816
Kathmandu Holdings, Ltd. (a)	23,984	24,730

MSF-100

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

New Zealand—(Continued)
Mainfreight, Ltd.	40,292	$465,844
Methven, Ltd.	19,898	17,102
Metlifecare, Ltd.	34,148	120,337
Michael Hill International, Ltd.	82,929	72,543
Millennium & Copthorne Hotels New Zealand, Ltd.	7,968	8,757
New Zealand Oil & Gas, Ltd.	131,264	55,407
New Zealand Refining Co., Ltd. (The) (c)	27,432	53,313
Nuplex Industries, Ltd.	105,582	251,930
NZX, Ltd.	114,554	95,045
Opus International Consultants, Ltd.	4,000	4,187
Pacific Edge, Ltd. (c)	17,353	9,986
PGG Wrightson, Ltd.	58,545	21,182
Pike River Coal Co., Ltd. (b) (c) (d)	82,575	0
Port of Tauranga, Ltd. (a)	30,898	391,221
Pumpkin Patch, Ltd. (c)	31,660	6,274
Restaurant Brands New Zealand, Ltd.	55,682	168,027
Rubicon, Ltd. (c)	9,922	2,334
Ryman Healthcare, Ltd.	152,639	894,274
Sanford, Ltd.	314	1,139
Skellerup Holdings, Ltd. (a)	29,759	31,518
Sky Network Television, Ltd.	114,579	505,749
SKYCITY Entertainment Group, Ltd.	283,721	869,053
Summerset Group Holdings, Ltd.	12,469	30,879
Tower, Ltd.	59,836	103,687
Trade Me Group, Ltd.	132,253	365,607
TrustPower, Ltd.	13,980	83,041
Vector, Ltd.	151,308	348,394
Warehouse Group, Ltd. (The) (a)	54,373	108,004
Xero, Ltd. (c)	20,676	372,260

		9,298,673

Norway—0.9%
ABG Sundal Collier Holding ASA	130,019	102,798
AF Gruppen ASA	945	11,617
Akastor ASA (a)	13,919	28,014
Aker ASA - A Shares	871	19,064
American Shipping ASA (a)	12,027	50,017
Archer, Ltd. (a) (c)	82,799	24,459
Atea ASA	22,644	255,088
Austevoll Seafood ASA	29,238	156,149
Bionor Pharma ASA (c)	16,875	4,817
Biotec Pharmacon ASA (c)	10,494	22,143
Bonheur ASA	4,316	31,882
BW Offshore, Ltd.	108,665	75,151
Deep Sea Supply plc (a)	40,102	17,973
Det Norske Oljeselskap ASA (a) (c)	34,725	190,706
DOF ASA (c)	21,760	22,315
Ekornes ASA	11,636	141,756
Electromagnetic GeoServices (a) (c)	59,116	24,894
Eltek ASA	122,435	177,926
Farstad Shipping ASA	6,040	25,491
Fred Olsen Energy ASA (a)	4,442	31,724
Frontline, Ltd. (a) (c)	36,608	82,158
Ganger Rolf ASA	7,335	53,624
Golden Ocean Group, Ltd. (a)	173,259	110,439

Norway—(Continued)
Grieg Seafood ASA (c)	11,731	33,786
Hexagon Composites ASA (a)	24,991	77,464
Hoegh LNG Holdings, Ltd. (a)	13,626	156,023
Kongsberg Automotive ASA (c)	236,674	174,486
Kvaerner ASA	92,750	69,095
Leroy Seafood Group ASA	7,679	223,941
Nordic Semiconductor ASA (a) (c)	76,341	490,246
Norske Skogindustrier ASA (a) (c)	101,549	57,506
Northern Offshore, Ltd.	32,781	7,502
Norwegian Air Shuttle A/S (a) (c)	8,166	243,178
Odfjell SE - A Shares (c)	1,949	5,206
Opera Software ASA (a)	21,316	171,244
Panoro Energy ASA (c)	64,409	8,876
Petroleum Geo-Services ASA (a)	55,241	283,762
PhotoCure ASA (c)	5,477	20,776
ProSafe SE (a)	76,897	211,010
Q-Free ASA (c)	24,256	37,025
REC Silicon ASA (a) (c)	630,934	183,945
REC Solar ASA (c)	10,877	137,048
Salmar ASA	8,438	121,238
Sevan Marine ASA	16,466	37,885
Siem Offshore, Inc.	73,429	16,956
Solstad Offshore ASA	5,178	30,699
Songa Offshore (a) (c)	121,279	21,690
SpareBank 1 SMN (a)	40,946	301,616
SpareBank 1 SR Bank ASA	4,926	34,394
Stolt-Nielsen, Ltd.	5,818	89,527
Storebrand ASA (c)	52,915	192,270
Tomra Systems ASA	59,552	500,781
TTS Group ASA (c)	18,359	11,396
Veidekke ASA	57,200	670,837
Wilh Wilhelmsen ASA (a)	21,003	124,838
Wilh Wilhelmsen Holding ASA	4,777	93,686

		6,500,137

Philippines—0.0%
Del Monte Pacific, Ltd. (c)	77,636	21,756

Portugal—0.6%
Altri SGPS S.A.	49,174	209,753
Banco BPI S.A. (a) (c)	181,563	277,438
Banco Comercial Portugues S.A. - Class R (a) (c)	10,046,492	1,032,664
Banco Espirito Santo S.A. (b) (c)	89,078	0
Mota-Engil SGPS S.A.	40,942	151,219
NOS SGPS	101,535	733,989
Novabase SGPS S.A.	7,827	19,862
Portucel Empresa Produtora de Pasta e Papel S.A.	106,918	477,735
REN - Redes Energeticas Nacionais SGPS S.A.	94,602	277,366
Semapa-Sociedade de Investimento e Gestao	37,733	504,380
Sonae Industria SGPS S.A. (c)	2,595,000	24,211
Sonae SGPS S.A.	280,308	426,618
Teixeira Duarte S.A.	59,382	48,692

		4,183,927

MSF-101

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Singapore—1.2%
Abterra, Ltd. (c)	51,720	$22,047
Amtek Engineering, Ltd.	21,000	9,562
ASL Marine Holdings, Ltd.	105,000	30,987
Ausgroup, Ltd. (a) (c)	143,000	22,893
Baker Technology, Ltd.	166,000	28,441
Banyan Tree Holdings, Ltd. (a)	155,000	58,183
Biosensors International Group, Ltd. (a) (c)	473,000	261,993
Bonvests Holdings, Ltd.	18,000	17,566
Boustead Singapore, Ltd.	82,025	101,474
Breadtalk Group, Ltd.	37,000	36,367
Broadway Industrial Group, Ltd. (a) (c)	156,399	19,830
Bukit Sembawang Estates, Ltd.	72,000	274,329
Bund Center Investment, Ltd.	552,000	78,699
Centurion Corp., Ltd.	38,000	14,499
China Aviation Oil Singapore Corp., Ltd.	153,600	93,338
China Merchants Holdings Pacific, Ltd.	112,000	85,691
Chip Eng Seng Corp., Ltd.	157,000	110,863
Chuan Hup Holdings, Ltd.	125,000	29,957
Cityspring Infrastructure Trust (a)	186,000	73,163
Cordlife Group, Ltd.	39,000	29,403
Cosco Corp. Singapore, Ltd. (a)	477,000	175,223
Creative Technology, Ltd.	22,600	22,834
CSC Holdings, Ltd.	284,000	7,856
CSE Global, Ltd.	197,000	79,558
Cw Group Holdings, Ltd.	106,000	34,742
CWT, Ltd. (a)	81,000	91,193
Datapulse Technology, Ltd.	106,000	7,630
Delong Holdings, Ltd. (c)	91,000	13,593
DMX Technologies Group, Ltd. (b) (d)	186,000	14,773
Dyna-Mac Holdings, Ltd.	98,000	22,480
Elec & Eltek International Co., Ltd.	23,000	24,134
Eu Yan Sang International, Ltd.	90,000	44,903
Ezion Holdings, Ltd. (a)	397,100	310,602
Ezra Holdings, Ltd. (a)	345,070	105,163
Far East Orchard, Ltd.	74,044	90,082
First Sponsor Group, Ltd. (c)	8,628	7,672
FJ Benjamin Holdings, Ltd.	106,000	9,692
Food Empire Holdings, Ltd.	54,000	10,821
Fragrance Group, Ltd. (a)	915,000	136,568
Gallant Venture, Ltd. (c)	126,000	22,494
Geo Energy Resources, Ltd. (a) (c)	155,000	21,785
GK Goh Holdings, Ltd.	12,000	8,390
Global Premium Hotels, Ltd. (a)	73,200	18,361
GMG Global, Ltd.	2,022,000	103,040
GuocoLand, Ltd.	28,000	37,096
GuocoLeisure, Ltd.	188,000	125,839
Hanwell Holdings, Ltd. (c)	19,000	3,665
Healthway Medical Corp., Ltd. (c)	701,750	20,451
Hi-P International, Ltd.	125,000	54,630
Hiap Hoe, Ltd.	58,000	34,411
HLH Group, Ltd. (c)	1,066,000	11,684
Ho Bee Land, Ltd. (a)	87,000	136,192
Hong Fok Corp., Ltd.	133,400	86,489
Hong Leong Asia, Ltd.	41,000	39,412
Hotel Grand Central, Ltd.	1,000	1,009
Hour Glass, Ltd. (The)	129,000	69,612
HTL International Holdings, Ltd.	69,000	12,840

Singapore—(Continued)
HupSteel, Ltd.	111,000	14,894
Hwa Hong Corp., Ltd.	138,000	33,646
Hyflux, Ltd. (a)	179,500	119,679
Indofood Agri Resources, Ltd.	152,000	81,781
Innovalues, Ltd.	64,000	33,042
Interra Resources, Ltd. (c)	103,000	8,757
IPC Corp., Ltd.	296,000	35,759
Jiutian Chemical Group, Ltd. (c)	649,000	24,104
K1 Ventures, Ltd.	404,000	60,344
Keppel Infrastructure Trust	160,000	127,632
Keppel Telecommunications & Transportation, Ltd. (a)	44,000	58,525
Koh Brothers Group, Ltd.	97,000	22,588
Li Heng Chemical Fibre Technologies, Ltd. (c)	309,000	29,748
Lian Beng Group, Ltd.	157,000	65,136
Low Keng Huat Singapore, Ltd.	153,000	81,925
Lum Chang Holdings, Ltd.	115,000	30,595
Marco Polo Marine, Ltd. (c)	51,000	10,213
Mercator Lines Singapore, Ltd. (c)	70,000	2,856
Mermaid Maritime plc	136,000	22,257
Metro Holdings, Ltd.	141,600	100,088
Mewah International, Inc.	110,000	29,229
Midas Holdings, Ltd. (a)	452,000	98,619
Nam Cheong, Ltd. (a)	321,000	71,135
Neptune Orient Lines, Ltd. (a) (c)	17,000	12,428
NSL, Ltd.	15,000	17,650
OSIM International, Ltd. (a)	85,000	121,245
Otto Marine, Ltd. (a)	522,000	11,774
Overseas Union Enterprise, Ltd.	174,000	273,819
Oxley Holdings, Ltd.	155,000	56,417
Pan-United Corp., Ltd.	43,000	25,210
Penguin International, Ltd.	193,000	28,071
Petra Foods, Ltd. (a)	66,000	183,477
QAF, Ltd.	130,040	106,026
Raffles Education Corp., Ltd.	470,374	109,705
Raffles Medical Group, Ltd.	50,077	143,370
Rickmers Maritime	110,000	22,826
Riverstone Holdings, Ltd.	20,000	17,333
Rotary Engineering, Ltd.	85,000	33,382
Roxy-Pacific Holdings, Ltd.	85,750	33,302
S I2I, Ltd. (c)	1,741,000	2,528
SBS Transit, Ltd.	40,500	50,382
Sheng Siong Group, Ltd.	191,000	111,282
SHS Holdings, Ltd.	47,000	7,529
Sim Lian Group, Ltd.	121,500	75,729
Sinarmas Land, Ltd.	735,000	406,668
Sing Holdings, Ltd.	82,000	18,797
Singapore Reinsurance Corp., Ltd.	1,000	233
Sino Grandness Food Industry Group, Ltd. (a) (c)	84,000	18,913
SMRT Corp., Ltd.	175,000	203,905
Stamford Land Corp., Ltd.	278,000	112,415
Sunningdale Tech, Ltd.	303,000	44,130
SunVic Chemical Holdings, Ltd. (a) (c)	51,000	15,960
Super Group, Ltd. (a)	143,000	155,187
Swiber Holdings, Ltd. (a)	235,500	28,659
Swissco Holdings, Ltd. (a)	84,000	24,065

MSF-102

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Singapore—(Continued)
Thakral Corp., Ltd.	197,000	$3,438
Tiger Airways Holdings, Ltd. (a) (c)	170,700	39,764
Tuan Sing Holdings, Ltd.	169,000	48,597
UMS Holdings, Ltd.	93,000	35,914
United Engineers, Ltd.	138,000	274,442
United Envirotech, Ltd.	67,000	80,556
United Fiber System, Ltd. (c)	426,950	4,344
United Overseas Insurance, Ltd.	4,000	13,961
UOB-Kay Hian Holdings, Ltd.	143,987	155,728
UPP Holdings, Ltd.	46,000	8,026
Vard Holdings, Ltd. (a) (c)	203,000	69,268
Venture Corp., Ltd.	97,000	604,042
Vibrant Group, Ltd.	220,071	16,828
Vicom, Ltd.	2,000	9,647
Wee Hur Holdings, Ltd.	85,000	23,209
Wheelock Properties Singapore, Ltd.	58,000	78,512
Wing Tai Holdings, Ltd. (a)	159,621	223,196
Yeo Hiap Seng, Ltd.	19,712	23,955
YHI International, Ltd.	78,000	12,788
Yongnam Holdings, Ltd.	645,000	65,699

		8,843,087

Spain—2.2%
Abengoa S.A. (a)	20,975	81,874
Abengoa S.A. - B Shares (a)	135,030	489,486
Acciona S.A. (c)	7,188	553,434
Acerinox S.A. (a)	64,877	1,088,431
Adveo Group International S.A.	6,292	94,040
Almirall S.A. (c)	19,181	352,937
Atresmedia Corp. de Medios de Comunicaion S.A.	21,362	322,692
Azkoyen S.A. (c)	1,608	5,340
Baron de Ley (c)	1,139	112,749
Bolsas y Mercados Espanoles S.A.	27,936	1,243,820
Caja de Ahorros del Mediterraneo (a) (b) (c) (d)	14,621	0
Cementos Portland Valderrivas S.A. (c)	4,058	32,443
Cie Automotive S.A.	14,648	217,671
Construcciones y Auxiliar de Ferrocarriles S.A.	588	195,490
Dinamia Capital Privado Sociedad de Capital Riesgo S.A.	3,678	32,341
Distribuidora Internacional de Alimentacion S.A.	118,194	923,973
Duro Felguera S.A.	27,756	109,532
Ebro Foods S.A. (a)	25,801	480,429
Elecnor S.A.	11,262	109,896
Ence Energia y Celulosa S.A	61,968	227,572
Ercros S.A. (c)	60,314	31,495
Faes Farma S.A.	160,633	408,167
Fluidra S.A. (c)	9,730	33,740
Fomento de Construcciones y Contratas S.A. (c)	35,459	431,106
Gamesa Corp. Tecnologica S.A. (c)	67,845	855,048
Grupo Catalana Occidente S.A.	21,149	632,782
Grupo Ezentis S.A. (c)	39,717	35,432
Iberpapel Gestion S.A.	600	9,776

Spain—(Continued)
Indra Sistemas S.A. (a)	36,407	427,634
Inmobiliaria Colonial S.A. (c)	143,682	96,857
Jazztel plc (c)	120,507	1,643,581
Laboratorios Farmaceuticos Rovi S.A.	6,104	106,555
Mediaset Espana Comunicacion S.A. (c)	46,514	582,830
Melia Hotels International S.A.	21,300	262,409
Miquel y Costas & Miquel S.A.	4,480	158,956
NH Hoteles Group S.A. (c)	66,641	363,297
Obrascon Huarte Lain S.A. (a)	11,925	253,833
Papeles y Cartones de Europa S.A.	19,820	107,635
Pescanova S.A. (b) (c) (d)	7,446	0
Prim S.A.	3,013	25,361
Promotora de Informaciones S.A. (c)	272,508	87,232
Prosegur Cia de Seguridad S.A.	54,905	312,567
Quabit Inmobiliaria S.A. (c)	255,219	36,401
Realia Business S.A. (a) (c)	74,911	62,003
Sacyr Vallehermoso S.A. (a) (c)	87,671	367,992
Solaria Energia y Medio Ambiente S.A. (a) (c)	19,439	24,519
Tecnicas Reunidas S.A. (a)	11,115	466,967
Telecomunicaciones y Energia (c)	13,592	22,907
Tubacex S.A.	28,250	90,030
Tubos Reunidos S.A. (a)	21,752	41,746
Urbas Grupo Financiero S.A. (c)	887,506	21,938
Vidrala S.A. (a)	7,952	387,974
Viscofan S.A.	14,797	902,809
Vocento S.A. (c)	5,362	11,201
Zeltia S.A. (a) (c)	72,263	314,164

		16,291,094

Sweden—3.4%
AAK AB (a)	11,380	640,082
Acando AB	32,705	56,534
AddNode Group AB	1,849	10,946
AddTech AB - B Shares (a)	30,232	406,116
AF AB - B Shares	24,002	335,072
Arise AB (c)	4,852	10,421
Atrium Ljungberg AB - B Shares	5,167	78,772
Avanza Bank Holding AB (a)	7,660	267,263
Axfood AB (a)	5,038	266,446
B&B Tools AB - B Shares	12,796	209,398
BE Group AB (c)	15,694	6,063
Beijer Alma AB	9,404	211,251
Beijer Electronics AB	5,229	36,729
Beijer Ref AB - B Shares	6,405	115,973
Betsson AB (c)	9,155	344,161
Bilia AB - A Shares	10,743	385,669
Billerud AB	89,835	1,450,313
BioGaia AB - B Shares	5,094	116,829
Biotage AB	15,339	27,252
Bjoern Borg AB (c)	9,936	38,267
Bulten AB	2,144	23,274
Bure Equity AB	17,448	100,454
Byggmax Group AB	18,326	127,647
Castellum A.B.	50,334	761,272
Clas Ohlson AB - B Shares	19,724	321,193
Cloetta AB - B Shares (c)	92,493	271,651

MSF-103

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Sweden—(Continued)
Concentric AB	30,796	$411,715
Concordia Maritime AB - B Shares (c)	4,217	7,098
Dios Fastigheter AB (a)	25,743	204,729
Doro AB	3,391	18,193
Duni AB	15,028	216,286
East Capital Explorer AB (c)	7,088	46,486
Eniro AB (c)	167,529	34,431
Eniro AB (a) (c)	55,843	12,180
Fabege AB (a)	48,889	701,186
Fagerhult AB	6,390	101,106
Fastighets AB Balder - B Shares (c)	36,044	610,841
Gunnebo AB	12,816	67,557
Haldex AB	33,062	497,516
Hexpol AB (a)	5,925	597,274
HIQ International AB (a) (c)	32,278	164,572
HMS Networks AB	709	17,297
Holmen AB - B Shares	15,352	518,608
Hufvudstaden AB - A Shares (a)	15,492	212,768
Industrial & Financial Systems	10,165	331,496
Indutrade AB	8,907	408,504
Intrum Justitia AB	21,993	617,833
JM AB (a)	23,748	790,863
KappAhl AB	29,980	138,729
Karolinska Development AB (a) (c)	7,514	10,028
Klovern AB - A Shares	11,418	13,252
Klovern AB - B Shares (c)	114,185	132,147
Know It AB	9,489	64,146
Kungsleden AB	47,047	364,369
Lagercrantz AB - B Shares	9,342	171,441
Lindab International AB (c)	21,316	181,520
Loomis AB - Class B	39,066	1,196,709
Medivir AB - B Shares (a) (c)	10,470	95,086
Mekonomen AB (a)	9,225	243,640
Modern Times Group MTG AB - B Shares (a)	9,830	300,929
MQ Holding AB	9,112	42,210
Mycronic AB	46,878	290,194
NCC AB - A Shares	374	12,367
NCC AB - B Shares	2,073	68,722
Nederman Holding AB	932	20,899
Net Entertainment NE AB - B Shares (c)	16,258	559,487
Net Insight AB (c)	143,837	49,782
New Wave Group AB - B Shares	15,773	77,624
Nibe Industrier AB - B Shares (a)	40,031	996,850
Nobia AB (a)	51,796	457,846
Nolato AB - B Shares	12,091	291,370
Nordnet AB - B Shares	33,249	127,172
OEM International AB - B Shares	498	6,331
Peab AB (a)	53,219	419,425
Pricer AB - B Shares (c)	32,212	25,772
Proact IT Group AB	4,203	43,807
Proffice AB - B Shares	23,058	63,120
Ratos AB - B Shares (a)	35,390	242,612
Rezidor Hotel Group AB (c)	37,700	141,822
Saab AB - Class B (a)	27,146	725,734
Sagax AB	14,540	94,947
SAS AB (a) (c)	41,924	79,324
Sectra AB - B Shares (c)	4,644	67,127

Sweden—(Continued)
Semcon AB	5,540	39,545
SkiStar AB	9,076	112,520
SSAB AB - A Shares (Stockholm Exchange) (a) (c)	45,510	223,810
SSAB AB - A Shares Helsinki Exchange (a) (c)	27,650	136,290
SSAB AB - B Shares (Stockholm Exchange) (c)	24,047	107,029
SSAB AB - B Shares Helsinki Exchange (a) (c)	70,586	312,300
Sweco AB - B Shares	18,222	233,546
Swedish Orphan Biovitrum AB (c)	25,586	270,207
Systemair AB	4,286	56,942
TradeDoubler AB	21,483	18,773
Transcom Worldwide AB (c)	1,837	17,638
Transmode Holding AB	5,561	58,939
Tribona AB (a)	10,192	45,273
Unibet Group plc	16,402	899,823
Vitrolife AB	4,321	80,782
Wallenstam AB - B Shares (a)	32,302	533,709
Wihlborgs Fastigheter AB	34,720	671,143

		24,842,396

Switzerland—4.5%
AFG Arbonia-Forster Holding AG (a) (c)	4,400	87,646
Allreal Holding AG (c)	3,736	545,657
Alpiq Holding AG (a) (c)	28	2,256
APG SGA S.A. (a)	647	245,928
Ascom Holding AG	19,382	333,114
Autoneum Holding AG (c)	2,052	452,950
Bachem Holding AG (c)	1,074	57,458
Bank Coop AG	2,772	123,812
Banque Cantonale de Geneve	375	92,240
Banque Cantonale Vaudoise	133	76,293
Basler Kantonalbank	130	9,996
Belimo Holding AG	215	466,536
Bell AG	56	144,090
Bellevue Group AG	2,584	36,534
Berner Kantonalbank AG (a)	1,950	412,578
BKW AG	3,918	136,566
Bobst Group AG	5,636	220,899
Bossard Holding AG (c)	3,458	410,389
Bucher Industries AG	3,522	849,208
Burckhardt Compression Holding AG (a)	1,451	559,110
Burkhalter Holding AG	1,554	167,699
Calida Holding AG (c)	2,002	83,452
Carlo Gavazzi Holding AG	48	10,553
Cham Paper Holding AG (c)	113	29,507
Charles Voegele Holding AG (c)	4,263	55,866
Cicor Technologies (c)	644	23,293
Cie Financiere Tradition S.A.	530	28,936
Clariant AG (c)	36,782	735,011
Coltene Holding AG	1,326	101,998
Conzzeta AG	73	266,418
Daetwyler Holding AG	3,203	446,777
DKSH Holding AG (a)	745	60,735
Dufry AG (c)	7,215	1,069,107
Edmond de Rothschild Suisse S.A.	3	43,091
EFG International AG (c)	15,392	189,691
Emmi AG (c)	1,190	411,219

MSF-104

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Switzerland—(Continued)
Energiedienst Holding AG (a)	3,017	$91,146
Feintool International Holding AG	684	66,118
Fenix Outdoor International AG (c)	384	18,633
Flughafen Zuerich AG	1,589	1,251,783
Forbo Holding AG (c)	819	974,225
GAM Holding AG (c)	68,723	1,425,001
Gategroup Holding AG (c)	10,889	367,922
Georg Fischer AG	2,362	1,613,863
Gurit Holding AG (a) (c)	292	127,509
Helvetia Holding AG	2,382	1,280,625
Highlight Communications AG (c)	7,829	34,245
HOCHDORF Holding AG (c)	117	16,314
Huber & Suhner AG	5,559	260,947
Implenia AG	8,148	534,578
Inficon Holding AG (a) (c)	881	314,722
Interroll Holding AG (c)	265	149,929
Intershop Holdings AG	561	230,867
Jungfraubahn Holding AG	85	6,999
Kaba Holding AG - Class B (c)	1,194	718,775
Kardex AG (c)	2,548	146,942
Komax Holding AG (c)	1,485	258,464
Kudelski S.A.	13,221	162,535
Kuoni Reisen Holding AG (c)	1,515	498,307
LEM Holding S.A.	312	256,379
Liechtensteinische Landesbank AG	2,973	116,538
LifeWatch AG (c)	1,912	24,193
Logitech International S.A. (a)	84,871	1,120,100
Luzerner Kantonalbank AG (a)	1,489	546,064
MCH Group AG	831	56,862
Metall Zug AG	65	177,437
Meyer Burger Technology AG (a) (c)	24,493	155,190
Micronas Semiconductor Holding AG (c)	11,059	69,716
Mikron Holding AG (c)	474	2,922
Mobilezone Holding AG (c)	10,014	144,244
Mobimo Holding AG (c)	3,098	731,029
OC Oerlikon Corp. AG (c)	101,100	1,172,718
Orascom Development Holding AG (c)	5,250	88,550
Orell Fuessli Holding AG (c)	428	41,797
Orior AG (c)	2,240	131,833
Panalpina Welttransport Holding AG (a)	2,641	385,269
Phoenix Mecano AG	337	187,212
PSP Swiss Property AG (c)	2,635	248,315
Rieter Holding AG (c)	1,437	227,710
Romande Energie Holding S.A.	111	119,871
Schaffner Holding AG (c)	238	61,293
Schmolz & Bickenbach AG (c)	161,565	159,187
Schweiter Technologies AG	381	326,805
Siegfried Holding AG (c)	1,665	254,560
St. Galler Kantonalbank AG (a)	1,175	417,107
Straumann Holding AG (a)	4,106	1,119,973
Sulzer AG	1,063	116,834
Swissquote Group Holding S.A.	3,968	110,685
Tamedia AG	904	158,315
Tecan Group AG	2,995	391,989
Temenos Group AG (c)	24,817	853,923
Tornos Holding AG (c)	3,719	18,076
U-Blox AG (c)	3,324	577,710

Switzerland—(Continued)
Valiant Holding	4,994	421,581
Valora Holding AG (c)	1,316	293,102
Vaudoise Assurances Holding S.A.	531	259,881
Vetropack Holding AG	88	137,812
Von Roll Holding AG (c)	7,038	7,742
Vontobel Holding AG	10,466	443,469
VP Bank AG	1,844	150,033
Walliser Kantonalbank	116	88,685
Walter Meier AG	872	39,090
Ypsomed Holding AG (a) (c)	1,609	150,791
Zehnder Group AG	4,642	216,318
Zug Estates Holding AG (c)	83	120,523
Zuger Kantonalbank AG	68	318,377

		32,754,872

United Arab Emirates—0.0%
Lamprell plc (c)	100,553	178,007

United Kingdom—21.1%
4imprint Group plc	6,953	106,216
888 Holdings plc	43,367	97,748
A.G.BARR plc	44,327	400,399
Acacia Mining plc	56,954	221,247
Acal plc	10,523	40,585
Afren plc (a) (c)	251,096	11,492
Aga Rangemaster Group plc (c)	25,439	34,834
Air Partner plc	992	4,402
Alent plc	102,762	567,958
Amec Foster Wheeler plc	49,672	665,815
Amlin plc	238,540	1,787,166
Anglo Pacific Group plc	35,633	43,546
Anglo-Eastern Plantations	4,252	37,841
Anite plc	81,502	101,562
Ashmore Group plc (a)	105,606	444,443
Ashtead Group plc	48,917	785,645
Atrium European Real Estate, Ltd. (c)	114,274	534,341
Avon Rubber plc	12,019	140,691
Balfour Beatty plc (a) (c)	272,534	970,296
Bank of Georgia Holdings plc	6,261	161,150
Barratt Developments plc	211,324	1,654,794
BBA Aviation plc	221,729	1,105,819
Beazley plc	386,682	1,644,039
Bellway plc	82,065	2,409,930
Berendsen plc	106,561	1,763,056
Berkeley Group Holdings plc	70,062	2,728,996
Betfair Group plc	14,539	480,524
Bioquell plc	5,000	8,829
Bloomsbury Publishing plc	25,349	57,415
Bodycote plc	122,371	1,303,204
Booker Group plc	415,681	898,191
Boot Henry plc	1,476	5,115
Bovis Homes Group plc	79,588	1,100,467
Braemar Shipping Services plc	7,120	45,411
Brammer plc	36,027	213,701
Brewin Dolphin Holdings plc	143,539	660,718
British Polythene Industries plc	10,947	110,118

MSF-105

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
Britvic plc	142,790	$1,546,936
BTG plc (c)	56,811	600,074
Bwin.Party Digital Entertainment plc	264,239	314,150
Cable & Wireless Communications plc	940,565	849,492
Cairn Energy plc (c)	165,216	382,683
Cape plc (a)	61,478	227,773
Capital & Counties Properties plc	107,134	636,623
Capital & Regional plc (REIT)	80,929	69,326
Carclo plc	16,990	34,548
Carillion plc (a)	154,968	750,201
Carr’s Milling Industries plc	15,540	32,159
Castings plc	1,484	8,640
Catlin Group, Ltd.	174,373	1,835,139
Centamin plc	342,133	291,461
Centaur Media plc	92,526	97,070
Chemring Group plc	92,186	284,849
Chesnara plc	59,123	300,939
Chime Communications plc	23,457	95,593
Cineworld Group plc	70,599	502,262
Clarkson plc	4,513	150,565
Close Brothers Group plc	58,401	1,349,004
Cobham plc	363,956	1,641,014
Colt Group S.A. (c)	208,005	412,734
Communisis plc	57,478	45,428
Computacenter plc	35,836	363,736
Connect Group plc	116,163	265,682
Consort Medical plc	24,997	318,770
Costain Group plc	21,151	98,861
Cranswick plc	24,566	500,781
Creston plc	5,272	9,147
CSR plc	116,351	1,507,585
Daily Mail & General Trust plc (a)	156,527	2,047,759
Dairy Crest Group plc	66,083	433,436
Darty plc	135,252	130,898
De La Rue plc	25,638	210,703
Debenhams plc	392,003	437,588
Dechra Pharmaceuticals plc	29,807	445,355
Development Securities plc	61,163	209,619
Devro plc	67,780	286,551
Dignity plc	22,395	605,600
Diploma plc	53,467	635,641
Dixons Carphone plc	186,384	1,140,385
Domino Printing Sciences plc	62,672	868,786
Domino’s Pizza Group plc	49,248	566,258
Drax Group plc	137,597	741,244
DS Smith plc	336,909	1,722,935
Dunelm Group plc (a)	12,749	158,816
E2V Technologies plc	74,152	212,008
Electrocomponents plc	183,288	656,101
Elementis plc	196,653	845,240
EnQuest plc (a) (c)	429,925	220,990
Enterprise Inns plc (c)	256,620	380,070
Essentra plc	78,989	1,162,465
Euromoney Institutional Investor plc	14,736	242,968
Evraz plc	65,455	181,593
Exillon Energy plc (c)	14,181	27,325
Fenner plc	100,550	299,004

United Kingdom—(Continued)
Ferrexpo plc	36,701	34,069
Fidessa Group plc	20,495	670,532
Findel plc (c)	17,439	60,082
Firstgroup plc (c)	412,049	555,640
Fortune Oil CVR (c) (d)	575,627	4,269
Fuller Smith & Turner	7,667	114,973
Galliford Try plc	42,659	901,341
Gem Diamonds, Ltd. (c)	50,253	102,380
Genus plc	28,259	573,353
Go-Ahead Group plc	22,995	794,444
Greene King plc (a)	87,676	1,087,009
Greggs plc	41,552	629,747
Halfords Group plc	119,495	816,704
Halma plc	133,681	1,384,389
Hansard Global plc	2,566	3,118
Hardy Oil & Gas plc (c)	14,946	6,540
Hays plc	644,027	1,456,354
Headlam Group plc	56,842	362,908
Helical Bar plc	65,404	382,384
Henderson Group plc	548,846	2,276,063
Hikma Pharmaceuticals plc	82,141	2,587,754
Hill & Smith Holdings plc	46,114	468,564
Hilton Food Group plc	1,888	12,232
Hiscox, Ltd.	161,499	2,037,072
Hochschild Mining plc (a) (c)	49,761	65,422
Hogg Robinson Group plc	72,262	50,361
Home Retail Group plc	448,340	1,095,762
Homeserve plc	170,640	966,427
Hornby plc (c)	1,884	2,375
Howden Joinery Group plc	223,492	1,469,015
Hunting plc	34,598	250,980
Huntsworth plc	31,310	19,858
ICAP plc	200,242	1,564,647
IG Group Holdings plc	132,876	1,396,231
Imagination Technologies Group plc (c)	26,208	81,949
IMI plc	1,965	37,120
Inchcape plc	170,012	1,997,837
Informa plc	250,511	2,095,730
Inmarsat plc	79,615	1,092,261
Innovation Group plc	623,074	261,106
Intermediate Capital Group plc	32,693	244,097
International Personal Finance plc	83,965	595,611
Interserve plc	82,100	705,323
IP Group plc (c)	139,902	469,067
ITE Group plc	53,863	144,148
James Fisher & Sons plc	20,889	405,391
Jardine Lloyd Thompson Group plc	65,575	1,017,645
JD Sports Fashion plc	36,964	262,866
JD Wetherspoon plc	48,692	543,195
John Menzies plc	14,551	80,921
John Wood Group plc	122,821	1,155,157
Johnston Press plc (c)	4,425	9,600
Jupiter Fund Management plc	111,316	674,418
KAZ Minerals plc (a) (c)	44,157	140,535
Kcom Group plc	281,704	381,182
Keller Group plc	25,571	359,504
Kier Group plc	14,045	329,886

MSF-106

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
Ladbrokes plc	312,983	$483,666
Laird plc	156,521	779,631
Lancashire Holdings, Ltd. (a)	58,171	538,781
Laura Ashley Holdings plc	25,157	10,262
Lavendon Group plc	44,306	110,836
Lonmin plc (a) (c)	113,391	197,259
Lookers plc	135,873	287,633
Low & Bonar plc	37,972	32,371
LSL Property Services plc	7,542	37,866
Man Group plc	757,211	2,288,224
Marshalls plc	63,336	261,224
Marston’s plc (a)	328,476	740,743
McBride plc (c)	96,041	132,160
Mears Group plc	51,685	324,531
Melrose Industries plc	379,171	1,558,669
Michael Page International plc	84,971	656,344
Micro Focus International plc	69,631	1,217,197
Millennium & Copthorne Hotels plc	74,043	628,526
Mitchells & Butlers plc (c)	67,625	420,162
Mitie Group plc (a)	148,048	605,500
Moneysupermarket.com Group plc	143,669	573,139
Morgan Advanced Materials plc	155,365	782,844
Morgan Sindall Group plc	17,569	204,859
Mothercare plc (c)	51,119	156,361
N Brown Group plc (a)	78,447	368,119
National Express Group plc	260,013	1,093,968
NCC Group plc	73,096	212,603
New World Resources plc - A Shares (c)	11,898	152
Northgate plc	48,315	423,599
Novae Group plc	22,502	238,189
Ophir Energy plc (c)	49,401	98,485
Optos plc (c)	26,295	134,584
Oxford Biomedica plc (c)	67,707	12,303
Oxford Instruments plc	13,946	172,481
Pace plc	170,988	874,711
PayPoint plc	24,349	295,701
Pendragon plc	345,188	201,006
Pennon Group plc	152,319	1,862,986
Persimmon plc (c) (d)	2,361	58,215
Petra Diamonds, Ltd. (c)	152,603	412,416
Petropavlovsk plc (a) (c)	68,962	5,861
Phoenix Group Holdings (a)	51,559	621,393
Phoenix IT Group, Ltd.	21,830	42,580
Photo-Me International plc	27,274	59,465
Playtech plc	53,689	619,278
Premier Farnell plc	128,115	351,461
Premier Foods plc (c)	405,605	255,611
Premier Oil plc	172,107	333,795
Punch Taverns plc (c)	16,132	25,156
PV Crystalox Solar plc (a) (c)	36,217	5,291
PZ Cussons plc	102,110	515,740
QinetiQ Group plc	338,186	957,206
Quintain Estates & Development plc (c)	270,002	378,385
Rank Group plc	29,633	81,771
Rathbone Brothers plc	24,973	768,023
Raven Russia, Ltd. (c)	84,960	62,072
REA Holdings plc	1,120	5,298

United Kingdom—(Continued)
Redrow plc	166,873	888,772
Regus plc	206,169	665,409
Renishaw plc	17,538	634,926
Renold plc (c)	64,766	51,893
Rentokil Initial plc	757,972	1,535,472
Restaurant Group plc (The)	119,275	1,190,789
Rexam plc	74,000	634,908
Ricardo plc	12,350	142,826
Rightmove plc	38,713	1,718,662
RM plc	43,283	92,537
Robert Walters plc	14,599	77,790
Rotork plc	28,630	1,048,595
RPC Group plc	123,906	1,066,280
RPS Group plc	111,368	372,246
Savills plc	69,739	839,555
SDL plc (c)	38,231	246,074
Senior plc	172,051	829,136
Sepura plc	11,245	22,809
Serco Group plc (c)	45,096	91,997
Severfield plc (c)	98,696	96,591
Shanks Group plc	175,455	274,547
SIG plc	252,797	760,986
Skyepharma plc (c)	16,528	75,787
Soco International plc	50,968	117,882
Spectris plc	44,465	1,424,184
Speedy Hire plc	205,988	218,385
Spirax-Sarco Engineering plc	25,034	1,264,578
Spirent Communications plc	315,364	407,850
Spirit Pub Co. plc	253,343	426,902
Sportech plc (c)	20,264	19,386
St. Ives plc	36,663	91,848
St. Modwen Properties plc	110,240	726,707
Stagecoach Group plc	135,346	700,537
Sthree plc	35,906	185,485
Stobart Group, Ltd.	7,112	10,971
SuperGroup plc (c)	19,718	279,292
Synergy Health plc	30,931	1,066,724
Synthomer plc	163,534	745,434
TalkTalk Telecom Group plc (a)	188,301	960,555
Tate & Lyle plc	175,587	1,555,788
Ted Baker plc	9,604	355,946
Telecity Group plc	68,319	886,321
Telecom Plus plc (a)	21,749	280,105
Thomas Cook Group plc (c)	485,971	1,046,724
Thorntons plc (a) (c)	25,294	26,716
Topps Tiles plc	106,295	183,811
Tribal Group plc	21,793	47,588
Trifast plc	6,100	9,316
Trinity Mirror plc (c)	174,518	468,965
TT electronics plc	79,682	157,795
Tullett Prebon plc	109,940	606,395
UBM PCL	110,444	866,487
Ultra Electronics Holdings plc	28,743	726,875
UNITE Group plc (The)	97,058	842,761
UTV Media plc	54,341	136,672
Vectura Group plc (c)	199,135	430,184
Vedanta Resources plc (a)	28,343	209,825
Vesuvius plc	108,451	786,320

MSF-107

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
Victrex plc	43,917	$1,220,894
Vitec Group plc (The)	10,351	97,973
Volex plc (c)	20,438	19,722
Vp plc	1,199	11,721
WH Smith plc	85,603	1,648,569
William Hill plc	344,921	1,895,674
Wincanton plc (c)	37,122	87,178
WS Atkins plc	68,957	1,301,159
Xaar plc	18,088	110,505
Xchanging plc	144,207	289,500
XP Power, Ltd. (a)	3,554	77,351
Zeal Network SE (a)	1,676	90,011

		154,084,665

United States—0.1%
Nexteer Automotive Group, Ltd.	244,000	245,516
Ormat Technologies, Inc.	3,587	135,737
Performance Sports Group, Ltd. (c)	8,035	156,760

		538,013

Total Common Stocks (Cost $601,388,581)		724,971,134

Warrants—0.0%

France—0.0%
Peugeot S.A., Expires 04/29/17 (a) (c)	9,749	33,660

Singapore—0.0%
Interra Resources, Ltd., Expires 12/08/15 (c)	10,300	7

Total Warrants (Cost $11,469)		33,667

Rights—0.0%

Australia—0.0%
Centrebet International, Ltd. (Litigation Units) (c) (d)	9,600	0

Austria—0.0%
Intercell AG (b) (c) (d)	24,163	0

Hong Kong—0.0%
Ming Fung Jewellery GP, Ltd.(c) (d)	432,000	1,672

United Kingdom—0.0%
Serco Group plc, Expires 04/16/15 (c)	45,096	27,427

Total Rights (Cost $118,017)		29,099

Short-Term Investments—16.3%

Mutual Fund—15.9%
State Street Navigator Securities Lending MET Portfolio (e)	116,466,588	116,466,588

Security Description	Principal Amount*	Value

Repurchase Agreement—0.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/15 at 0.000% to be repurchased at $3,173,616 on 04/01/15, collateralized by $3,215,000 Federal Home Loan Bank at 1.250% due 06/23/17 with a value of $3,239,113.	3,173,616	3,173,616

Total Short-Term Investments (Cost $119,640,204)		119,640,204

Total Investments—115.5% (Cost $721,158,271) (f)		844,674,104
Other assets and liabilities (net)—(15.5)%		(113,488,194)

Net Assets—100.0%		$731,185,910

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2015, the market value of securities loaned was $113,029,898 and the collateral received consisted of cash in the amount of $116,466,588 and non-cash collateral with a value of $5,227,586. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2015, these securities represent 0.1% of net assets.
(c)	Non-income producing security.
(d)	Illiquid security. As of March 31, 2015, these securities represent 0.1% of net assets.
(e)	Represents investment of cash collateral received from securities on loan as of March 31, 2015.
(f)	As of March 31, 2015, the aggregate cost of investments was $721,158,271. The aggregate unrealized appreciation and depreciation of investments were $215,093,492 and $(91,577,659), respectively, resulting in net unrealized appreciation of $123,515,833.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.

Ten Largest Industries as of March 31, 2015 (Unaudited)	% of Net Assets
Machinery	6.0
Banks	4.3
Hotels, Restaurants & Leisure	4.1
Real Estate Management & Development	4.1
Metals & Mining	3.9
Media	3.8
Construction & Engineering	3.6
Specialty Retail	3.4
Capital Markets	3.3
Food Products	3.3

MSF-108

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2015:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$5,401	$38,816,009	$461,475	$39,282,885
Austria	—	6,835,141	0	6,835,141
Belgium	389,208	9,693,060	—	10,082,268
Cambodia	—	303,230	—	303,230
Canada	55,077,065	12,714	2,057	55,091,836
China	—	19,476	—	19,476
Denmark	—	12,643,729	—	12,643,729
Finland	—	19,621,409	9,347	19,630,756
France	—	29,146,038	8,605	29,154,643
Germany	—	38,219,304	7,532	38,226,836
Hong Kong	546,951	22,979,296	705	23,526,952
Ireland	—	11,206,588	—	11,206,588
Israel	29,773	6,142,396	—	6,172,169
Italy	357,825	27,647,295	57,642	28,062,762
Japan	198,206	170,222,498	207,914	170,628,618
Luxembourg	—	78,690	—	78,690
Macau	—	18,967	—	18,967
Netherlands	—	16,468,961	0	16,468,961
New Zealand	8,757	9,289,916	0	9,298,673
Norway	—	6,500,137	—	6,500,137
Philippines	—	21,756	—	21,756
Portugal	—	4,183,927	0	4,183,927
Singapore	126,883	8,701,431	14,773	8,843,087
Spain	—	16,291,094	0	16,291,094
Sweden	34,431	24,807,965	—	24,842,396
Switzerland	—	32,754,872	—	32,754,872
United Arab Emirates	—	178,007	—	178,007
United Kingdom	4,269	154,080,396	—	154,084,665
United States	292,497	245,516	—	538,013
Total Common Stocks	57,071,266	667,129,818	770,050	724,971,134
Total Warrants*	33,667	—	—	33,667
Rights
Australia	0	—	—	0
Austria	—	—	0	0
Hong Kong	1,672	—	—	1,672
United Kingdom	27,427	—	—	27,427
Total Rights	29,099	—	0	29,099

MSF-109

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Short-Term Investments
Mutual Fund	$116,466,588	$—	$—	$116,466,588
Repurchase Agreement	—	3,173,616	—	3,173,616
Total Short-Term Investments	116,466,588	3,173,616	—	119,640,204
Total Investments	$173,600,620	$670,303,434	$770,050	$844,674,104

Collateral for securities loaned (Liability)	$—	$(116,466,588)	$—	$(116,466,588)

*	See Schedule of Investments for additional detailed categorizations.

Transfers from Level 2 to Level 1 in the amount of $150,190 were due to the discontinuation of a systematic fair valuation model factor. Transfers from Level 1 to Level 2 in the amount of $361,012 were due to the application of a systematic fair valuation model factor.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2014	Realized Loss	Change in Unrealized Appreciation/ (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2015	Change in Unrealized Appreciation/ (Depreciation) from Investments still held at March 31, 2015
Common Stocks
Australia	$42,773	$(337,910)	$287,097	$37,565	$(1,030)	$432,980	$—	$461,475	$(39,157)
Canada	7,196	—	(185)	—	—	—	(4,954)	2,057	(185)
Finland	10,518	—	(1,171)	—	—	—	—	9,347	(1,171)
France	—	—	(1,858)	—	—	10,463	—	8,605	(1,858)
Germany	—	—	(936)	—	—	8,468	—	7,532	(936)
Hong Kong	54,211	(53,906)	52,891	—	(4,199)	—	(48,292)	705	—
Italy	—	—	14,725	—	—	42,917	—	57,642	14,725
Japan	—	—	23,484	—	—	184,430	—	207,914	23,484
Singapore	—	—	(7,440)	—	—	22,213	—	14,773	(7,440)

Total	$114,698	$(391,816)	$366,607	$37,565	$(5,229)	$701,471	$(53,246)	$770,050	$(12,538)

Common stocks in the amount of $701,471 were transferred into Level 3 due to trading halts on the securities’ respective exchanges which resulted in the lack of observable inputs.

Common stocks in the amount of $53,246 were transferred out of Level 3 due to the resumption of trading activity which resulted in the availability of significant observable inputs.

MSF-110

Metropolitan Series Fund

MetLife Asset Allocation 20 Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio (Class A) (a)	663,216	$6,950,499
BlackRock Bond Income Portfolio (Class A) (a)	775,439	87,903,735
BlackRock Capital Appreciation Portfolio (Class A) (a)	163,526	6,985,837
BlackRock High Yield Portfolio (Class A) (b)	418,661	3,516,756
BlackRock Large Cap Value Portfolio (Class A) (a)	694,181	7,045,942
Clarion Global Real Estate Portfolio (Class A) (b)	541,400	6,994,888
Goldman Sachs Mid Cap Value Portfolio (Class A) (b)	211,567	3,524,709
Harris Oakmark International Portfolio (Class A) (b)	407,952	6,939,263
Invesco Comstock Portfolio (Class A) (b)	888,094	14,031,891
Jennison Growth Portfolio (Class A) (a)	408,107	6,962,298
JPMorgan Core Bond Portfolio (Class A) (b)	6,942,464	73,867,814
JPMorgan Small Cap Value Portfolio (Class A) (b)	190,221	3,532,398
Lord Abbett Bond Debenture Portfolio (Class A) (b)	260,436	3,513,286
Met/Artisan International Portfolio (Class A) (b) (c)	666,246	6,975,597
Met/Artisan Mid Cap Value Portfolio (Class A) (a)	12,679	3,519,124
Met/Eaton Vance Floating Rate Portfolio (Class A) (b)	1,340,446	14,061,282
Met/Franklin Low Duration Total Return Portfolio (Class A) (b)	4,196,388	42,131,737
Met/Templeton International Bond Portfolio (Class A) (b)	1,240,763	14,057,841
MetLife Small Cap Value Portfolio (Class A) (b)	166,170	3,534,438
MFS Emerging Markets Equity Portfolio (Class A) (b)	182,396	1,763,765
MFS Research International Portfolio (Class A) (b)	450,635	5,213,842
MFS Value Portfolio (Class A) (a)	756,647	14,028,243
Neuberger Berman Genesis Portfolio (Class A) (a)	373,566	7,049,190
PIMCO Inflation Protected Bond Portfolio (Class A) (b)	6,161,081	63,089,465
PIMCO Total Return Portfolio (Class A) (b)	10,246,362	126,542,572
T. Rowe Price Large Cap Growth Portfolio (Class A) (a)	265,542	6,973,130
T. Rowe Price Large Cap Value Portfolio (Class A) (b)	392,548	14,064,993
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (a)	1,549,280	21,085,701
Western Asset Management U.S. Government Portfolio (Class A) (a)	8,624,257	105,474,667
WMC Core Equity Opportunities Portfolio (Class A) (a)	322,151	14,000,699

Affiliated Investment Companies—(Continued)
WMC Large Cap Research Portfolio (Class A) (b)	466,665	7,018,636

Total Mutual Funds (Cost $668,580,497)		702,354,238

Total Investments—100.0% (Cost $668,580,497) (d)		702,354,238
Other assets and liabilities (net)—0.0%		(285,489)

Net Assets—100.0%		$702,068,749

(a)	A Portfolio of Metropolitan Series Fund.
(b)	A Portfolio of Met Investors Series Trust.
(c)	Non-income producing security.
(d)	As of March 31, 2015, the aggregate cost of investments was $668,580,497. The aggregate unrealized appreciation and depreciation of investments were $39,681,234 and $(5,907,493), respectively, resulting in net unrealized appreciation of $33,773,741.

MSF-111

Metropolitan Series Fund

MetLife Asset Allocation 20 Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2015:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$702,354,238	$—	$—	$702,354,238
Total Investments	$702,354,238	$—	$—	$702,354,238

MSF-112

Metropolitan Series Fund

MetLife Asset Allocation 40 Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio (Class A) (a)	15,638,884	$163,895,507
BlackRock Bond Income Portfolio (Class A) (a)	6,980,112	791,265,505
BlackRock Capital Appreciation Portfolio (Class A) (a)	3,843,862	164,209,779
BlackRock High Yield Portfolio (Class A) (b)	4,948,815	41,570,045
BlackRock Large Cap Value Portfolio (Class A) (a)	16,365,487	166,109,694
Clarion Global Real Estate Portfolio (Class A) (b)	6,346,758	82,000,109
ClearBridge Aggressive Growth Portfolio (Class A) (b)	4,884,252	80,785,527
Goldman Sachs Mid Cap Value Portfolio (Class A) (b)	2,497,862	41,614,384
Harris Oakmark International Portfolio (Class A) (b)	12,036,487	204,740,640
Invesco Comstock Portfolio (Class A) (b)	15,717,709	248,339,803
Invesco Small Cap Growth Portfolio (Class A) (b)	5,985,382	124,136,813
Jennison Growth Portfolio (Class A) (a)	7,227,178	123,295,653
JPMorgan Core Bond Portfolio (Class A) (b)	66,556,938	708,165,825
JPMorgan Small Cap Value Portfolio (Class A) (b)	4,485,612	83,297,813
Lord Abbett Bond Debenture Portfolio (Class A) (b)	3,085,250	41,620,016
Met/Artisan International Portfolio (Class A) (b) (c)	7,865,464	82,351,412
Met/Artisan Mid Cap Value Portfolio (Class A) (a)	149,787	41,574,810
Met/Eaton Vance Floating Rate Portfolio (Class A) (b)	15,836,834	166,128,386
Met/Franklin Low Duration Total Return Portfolio (Class A) (b)	33,069,734	332,020,126
Met/Templeton International Bond Portfolio (Class A) (b)	21,976,782	248,996,942
MetLife Small Cap Value Portfolio (Class A) (b)	3,920,470	83,388,397
MFS Emerging Markets Equity Portfolio (Class A) (b)	8,206,841	79,360,157
MFS Research International Portfolio (Class A) (b)	10,646,015	123,174,394
MFS Value Portfolio (Class A) (a)	15,618,202	289,561,467
Neuberger Berman Genesis Portfolio (Class A) (a)	4,413,770	83,287,840
Oppenheimer Global Equity Portfolio (Class A) (b)	1,884,324	41,191,331
PIMCO Inflation Protected Bond Portfolio (Class A) (b)	48,536,953	497,018,401
PIMCO Total Return Portfolio (Class A) (b)	94,389,651	1,165,712,191
T. Rowe Price Large Cap Growth Portfolio (Class A) (a)	7,828,443	205,574,914
T. Rowe Price Large Cap Value Portfolio (Class A) (b)	8,082,176	289,584,349

Affiliated Investment Companies—(Continued)
T. Rowe Price Mid Cap Growth Portfolio (Class A) (b)	3,118,722	41,634,934
Van Eck Global Natural Resources Portfolio (Class A) (a)	7,177,963	82,187,673
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (a)	12,228,811	166,434,124
Western Asset Management U.S. Government Portfolio (Class A) (a)	61,266,019	749,283,411
WMC Core Equity Opportunities Portfolio (Class A) (a)	6,666,647	289,732,497
WMC Large Cap Research Portfolio (Class A) (b)	11,012,872	165,633,596

Total Mutual Funds (Cost $7,419,949,377)		8,288,878,465

Total Investments—100.0% (Cost $7,419,949,377) (d)		8,288,878,465
Other assets and liabilities (net)—0.0%		(2,334,382)

Net Assets—100.0%		$8,286,544,083

(a)	A Portfolio of Metropolitan Series Fund.
(b)	A Portfolio of Met Investors Series Trust.
(c)	Non-income producing security.
(d)	As of March 31, 2015, the aggregate cost of investments was $7,419,949,377. The aggregate unrealized appreciation and depreciation of investments were $928,497,283 and $(59,568,195), respectively, resulting in net unrealized appreciation of $868,929,088.

MSF-113

Metropolitan Series Fund

MetLife Asset Allocation 40 Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2015:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$8,288,878,465	$—	$—	$8,288,878,465
Total Investments	$8,288,878,465	$—	$—	$8,288,878,465

MSF-114

Metropolitan Series Fund

MetLife Asset Allocation 60 Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio (Class A) (a)	39,338,146	$412,263,769
BlackRock Bond Income Portfolio (Class A) (a)	9,481,238	1,074,793,099
BlackRock Capital Appreciation Portfolio (Class A) (a)	11,599,378	495,525,431
BlackRock High Yield Portfolio (Class A) (b)	11,812,246	99,222,870
BlackRock Large Cap Value Portfolio (Class A) (a)	57,428,224	582,896,477
Clarion Global Real Estate Portfolio (Class A) (b)	25,155,035	325,003,055
ClearBridge Aggressive Growth Portfolio (Class A) (b)	29,709,629	491,397,263
Goldman Sachs Mid Cap Value Portfolio (Class A) (b)	4,998,276	83,271,284
Harris Oakmark International Portfolio (Class A) (b)	28,948,097	492,407,131
Invesco Comstock Portfolio (Class A) (b)	36,782,545	581,164,207
Invesco Small Cap Growth Portfolio (Class A) (b)	16,009,927	332,045,896
Jennison Growth Portfolio (Class A) (a)	33,896,523	578,274,682
JPMorgan Core Bond Portfolio (Class A) (b)	85,317,385	907,776,977
JPMorgan Small Cap Value Portfolio (Class A) (b)	8,968,452	166,544,145
Loomis Sayles Small Cap Growth Portfolio (Class A) (a)	5,317,562	83,273,018
Lord Abbett Bond Debenture Portfolio (Class A) (b)	8,627,266	116,381,816
Met/Artisan International Portfolio (Class A) (b) (c)	31,628,579	331,151,225
Met/Artisan Mid Cap Value Portfolio (Class A) (a)	599,289	166,338,738
Met/Dimensional International Small Company Portfolio (Class A) (a)	10,645,128	164,254,318
Met/Eaton Vance Floating Rate Portfolio (Class A) (b)	31,502,949	330,465,933
Met/Franklin Low Duration Total Return Portfolio (Class A) (b)	49,098,093	492,944,849
Met/Templeton International Bond Portfolio (Class A) (b)	43,134,803	488,717,317
MetLife Small Cap Value Portfolio (Class A) (b)	9,787,487	208,179,851
MFS Emerging Markets Equity Portfolio (Class A) (b)	27,881,891	269,617,888
MFS Research International Portfolio (Class A) (b)	28,459,384	329,275,077
MFS Value Portfolio (Class A) (a)	40,312,969	747,402,453
Neuberger Berman Genesis Portfolio (Class A) (a)	13,238,768	249,815,547
Oppenheimer Global Equity Portfolio (Class A) (b)	3,780,993	82,652,507
PIMCO Inflation Protected Bond Portfolio (Class A) (b)	47,702,005	488,468,528
PIMCO Total Return Portfolio (Class A) (b)	106,944,048	1,320,758,989
T. Rowe Price Large Cap Growth Portfolio (Class A) (a)	18,914,053	496,683,034

Affiliated Investment Companies—(Continued)
T. Rowe Price Large Cap Value Portfolio (Class A) (b)	18,513,884	663,352,447
T. Rowe Price Mid Cap Growth Portfolio (Class A) (b)	12,475,244	166,544,506
T. Rowe Price Small Cap Growth Portfolio (Class A) (a)	9,854,730	249,817,415
Van Eck Global Natural Resources Portfolio (Class A) (a)	28,352,985	324,641,682
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (a)	14,471,676	196,959,511
Western Asset Management U.S. Government Portfolio (Class A) (a)	67,467,420	825,126,547
WMC Core Equity Opportunities Portfolio (Class A) (a)	15,243,012	662,461,322
WMC Large Cap Research Portfolio (Class A) (b)	27,635,036	415,630,937

Total Mutual Funds (Cost $14,080,665,251)		16,493,501,741

Total Investments—100.0% (Cost $14,080,665,251) (d)		16,493,501,741
Other assets and liabilities (net)—0.0%		(4,328,651)

Net Assets—100.0%		$16,489,173,090

(a)	A Portfolio of Metropolitan Series Fund.
(b)	A Portfolio of Met Investors Series Trust.
(c)	Non-income producing security.
(d)	As of March 31, 2015, the aggregate cost of investments was $14,080,665,251. The aggregate unrealized appreciation and depreciation of investments were $2,529,943,810 and $(117,107,320), respectively, resulting in net unrealized appreciation of $2,412,836,490.

MSF-115

Metropolitan Series Fund

MetLife Asset Allocation 60 Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2015:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$16,493,501,741	$—	$—	$16,493,501,741
Total Investments	$16,493,501,741	$—	$—	$16,493,501,741

MSF-116

Metropolitan Series Fund

MetLife Asset Allocation 80 Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio (Class A) (a)	41,835,959	$438,440,855
BlackRock Bond Income Portfolio (Class A) (a)	3,280,909	371,923,820
BlackRock Capital Appreciation Portfolio (Class A) (a)	10,306,80	440,309,072
BlackRock High Yield Portfolio (Class A) (b)	7,393,833	62,108,198
BlackRock Large Cap Value Portfolio (Class A) (a)	43,661,25	443,161,735
Clarion Global Real Estate Portfolio (Class A) (b)	28,434,76	367,376,918
ClearBridge Aggressive Growth Portfolio (Class A) (b)	33,964,06	561,765,162
Frontier Mid Cap Growth Portfolio (Class A) (a)	1,577,690	63,454,692
Goldman Sachs Mid Cap Value Portfolio (Class A) (b)	11,421,74	190,285,592
Harris Oakmark International Portfolio (Class A) (b)	29,420,33	500,440,377
Invesco Comstock Portfolio (Class A) (b)	35,828,05	566,082,789
Invesco Mid Cap Value Portfolio (Class A) (b)	3,004,919	63,493,931
Invesco Small Cap Growth Portfolio (Class A) (b)	18,322,04	379,998,990
Jennison Growth Portfolio (Class A) (a)	36,821,83	628,181,323
JPMorgan Core Bond Portfolio (Class A) (b)	34,874,63	371,066,099
JPMorgan Small Cap Value Portfolio (Class A) (b)	10,279,83	190,896,869
Loomis Sayles Small Cap Growth Portfolio (Class A) (a)	12,205,43	191,137,390
Lord Abbett Bond Debenture Portfolio (Class A) (b)	14,039,05	189,386,318
Met/Artisan International Portfolio (Class A) (b) (c)	29,946,48	313,539,210
Met/Artisan Mid Cap Value Portfolio (Class A) (a)	452,593	125,621,814
Met/Dimensional International Small Company Portfolio (Class A) (a)	16,060,36	247,811,132
Met/Eaton Vance Floating Rate Portfolio (Class A) (b)	11,847,81	124,283,433
Met/Templeton International Bond Portfolio (Class A) (b)	31,963,44	362,146,391
MetLife Small Cap Value Portfolio (Class A) (b)	8,982,372	191,055,044
MFS Emerging Markets Equity Portfolio (Class A) (b)	29,973,60	289,845,195
MFS Research International Portfolio (Class A) (b)	32,413,99	375,029,041
MFS Value Portfolio (Class A) (a)	33,975,97	629,914,067
Morgan Stanley Mid Cap Growth Portfolio (Class A) (b)	3,673,023	62,514,857
Neuberger Berman Genesis Portfolio (Class A) (a)	6,737,829	127,142,837
Oppenheimer Global Equity Portfolio (Class A) (b)	5,761,157	125,938,884
PIMCO Inflation Protected Bond Portfolio (Class A) (b)	17,697,41	181,221,800

Affiliated Investment Companies—(Continued)
PIMCO Total Return Portfolio (Class A) (b)	35,076,82	433,199,617
T. Rowe Price Large Cap Growth Portfolio (Class A) (a)	21,577,66	566,628,986
T. Rowe Price Large Cap Value Portfolio (Class A) (b)	15,757,40	564,589,780
T. Rowe Price Mid Cap Growth Portfolio (Class A) (b)	9,530,167	127,227,730
T. Rowe Price Small Cap Growth Portfolio (Class A) (a)	7,530,606	190,900,858
Van Eck Global Natural Resources Portfolio (Class A) (a)	31,996,52	366,360,172
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (a)	9,056,098	123,253,487
WMC Core Equity Opportunities Portfolio (Class A) (a)	12,908,46	560,999,755
WMC Large Cap Research Portfolio (Class A) (b)	25,202,34	379,043,111

Total Mutual Funds (Cost $10,045,032,908)		12,487,777,331

Total Investments—100.0% (Cost $10,045,032,908) (d)		12,487,777,331
Other assets and liabilities (net)—0.0%		(3,332,508)

Net Assets—100.0%		$12,484,444,823

(a)	A Portfolio of Metropolitan Series Fund.
(b)	A Portfolio of Met Investors Series Trust.
(c)	Non-income producing security.
(d)	As of March 31, 2015, the aggregate cost of investments was $10,045,032,908. The aggregate unrealized appreciation and depreciation of investments were $2,525,436,619 and $(82,692,196), respectively, resulting in net unrealized appreciation of $2,442,744,423.

MSF-117

Metropolitan Series Fund

MetLife Asset Allocation 80 Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2015:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$12,487,777,331	$—	$—	$12,487,777,331
Total Investments	$12,487,777,331	$—	$—	$12,487,777,331

MSF-118

Metropolitan Series Fund

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—96.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.0%
BE Aerospace, Inc.	60,748	$3,864,788
Esterline Technologies Corp. (a)	17,837	2,040,909
Exelis, Inc.	106,908	2,605,348
Huntington Ingalls Industries, Inc.	27,693	3,881,174
KLX, Inc. (a)	30,077	1,159,168
Orbital ATK, Inc.	33,993	2,604,884
Teledyne Technologies, Inc. (a)	20,218	2,157,867
Triumph Group, Inc. (b)	28,923	1,727,281

		20,041,419

Airlines—0.8%
Alaska Air Group, Inc.	75,265	4,981,038
JetBlue Airways Corp. (a) (b)	149,698	2,881,686

		7,862,724

Auto Components—0.5%
Dana Holding Corp. (b)	94,470	1,998,985
Gentex Corp.	169,283	3,097,879

		5,096,864

Automobiles—0.2%
Thor Industries, Inc.	26,629	1,683,219

Banks—4.7%
Associated Banc-Corp. (b)	85,245	1,585,557
BancorpSouth, Inc.	49,125	1,140,683
Bank of Hawaii Corp. (b)	25,034	1,532,331
Cathay General Bancorp	42,557	1,210,747
City National Corp.	27,577	2,456,559
Commerce Bancshares, Inc. (b)	47,550	2,012,316
Cullen/Frost Bankers, Inc. (b)	31,498	2,175,882
East West Bancorp, Inc.	82,298	3,329,777
First Horizon National Corp. (b)	134,280	1,918,861
First Niagara Financial Group, Inc.	202,912	1,793,742
FirstMerit Corp. (b)	94,814	1,807,155
Fulton Financial Corp.	102,636	1,266,528
Hancock Holding Co.	46,114	1,376,964
International Bancshares Corp.	33,120	862,114
PacWest Bancorp	55,505	2,602,629
Prosperity Bancshares, Inc.	34,528	1,812,029
Signature Bank (a)	28,845	3,737,735
SVB Financial Group (a)	29,217	3,711,728
Synovus Financial Corp.	78,038	2,185,844
TCF Financial Corp.	94,346	1,483,119
Trustmark Corp. (b)	38,711	939,903
Umpqua Holdings Corp.	126,345	2,170,607
Valley National Bancorp (b)	126,624	1,195,331
Webster Financial Corp.	51,896	1,922,747

		46,230,888

Beverages—0.1%
Boston Beer Co., Inc. (The) - Class A (a) (b)	5,200	1,390,480

Biotechnology—0.5%
United Therapeutics Corp. (a) (b)	26,754	4,613,326

Building Products—1.0%
AO Smith Corp.	43,036	$2,825,744
Fortune Brands Home & Security, Inc.	90,963	4,318,923
Lennox International, Inc.	23,564	2,631,863

		9,776,530

Capital Markets—1.8%
Eaton Vance Corp.	67,894	2,827,106
Federated Investors, Inc. - Class B (b)	54,676	1,852,970
Janus Capital Group, Inc. (b)	84,793	1,457,592
Raymond James Financial, Inc.	72,852	4,136,536
SEI Investments Co.	74,602	3,289,202
Stifel Financial Corp. (a)	38,009	2,119,002
Waddell & Reed Financial, Inc. - Class A	47,907	2,373,313

		18,055,721

Chemicals—3.1%
Albemarle Corp.	64,298	3,397,506
Ashland, Inc.	36,533	4,651,016
Cabot Corp.	36,529	1,643,805
Cytec Industries, Inc.	40,865	2,208,345
Minerals Technologies, Inc.	19,894	1,454,251
NewMarket Corp. (b)	6,064	2,897,379
Olin Corp.	44,364	1,421,423
PolyOne Corp.	51,080	1,907,838
RPM International, Inc.	76,676	3,679,681
Scotts Miracle-Gro Co. (The) - Class A	25,466	1,710,551
Sensient Technologies Corp.	27,244	1,876,567
Valspar Corp. (The)	42,853	3,600,938

		30,449,300

Commercial Services & Supplies—1.7%
Clean Harbors, Inc. (a) (b)	30,734	1,745,076
Copart, Inc. (a)	65,238	2,450,992
Deluxe Corp.	28,602	1,981,546
Herman Miller, Inc.	34,102	946,671
HNI Corp.	25,321	1,396,960
MSA Safety, Inc.	18,035	899,586
Rollins, Inc.	55,160	1,364,107
RR Donnelley & Sons Co. (b)	114,551	2,198,234
Waste Connections, Inc.	71,080	3,421,791

		16,404,963

Communications Equipment—1.1%
ARRIS Group, Inc. (a)	75,730	2,188,218
Ciena Corp. (a) (b)	62,054	1,198,263
InterDigital, Inc. (b)	21,290	1,080,255
JDS Uniphase Corp. (a)	133,397	1,750,169
Plantronics, Inc.	24,650	1,305,217
Polycom, Inc. (a)	76,925	1,030,795
Riverbed Technology, Inc. (a)	88,923	1,859,380

		10,412,297

Construction & Engineering—0.5%
AECOM (a) (b)	89,133	2,747,079
Granite Construction, Inc.	20,668	726,274

MSF-119

Metropolitan Series Fund

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Construction & Engineering—(Continued)
KBR, Inc.	83,025	$1,202,202

		4,675,555

Construction Materials—0.2%
Eagle Materials, Inc.	28,824	2,408,533

Consumer Finance—0.2%
SLM Corp. (a) (b)	242,776	2,252,961

Containers & Packaging—1.9%
Aptargroup, Inc. (b)	35,736	2,269,951
Bemis Co., Inc.	55,876	2,587,617
Greif, Inc. - Class A	19,448	763,723
Packaging Corp. of America	56,412	4,410,854
Rock-Tenn Co. - Class A	80,216	5,173,932
Silgan Holdings, Inc.	23,892	1,388,842
Sonoco Products Co.	57,726	2,624,224

		19,219,143

Distributors—0.5%
LKQ Corp. (a)	174,329	4,455,849

Diversified Consumer Services—0.9%
Apollo Education Group, Inc. (a)	55,373	1,047,657
DeVry Education Group, Inc.	32,914	1,098,011
Graham Holdings Co. - Class B	2,538	2,663,961
Service Corp. International	116,322	3,030,188
Sotheby’s (b)	35,202	1,487,637

		9,327,454

Diversified Financial Services—0.7%
CBOE Holdings, Inc.	48,158	2,764,510
MSCI, Inc.	64,424	3,949,835

		6,714,345

Electric Utilities—1.6%
Cleco Corp.	34,669	1,890,154
Great Plains Energy, Inc.	88,380	2,357,978
Hawaiian Electric Industries, Inc.	58,883	1,891,322
IDACORP, Inc. (b)	28,813	1,811,473
OGE Energy Corp.	114,362	3,614,983
PNM Resources, Inc.	45,665	1,333,418
Westar Energy, Inc. (b)	75,754	2,936,225

		15,835,553

Electrical Equipment—1.0%
Acuity Brands, Inc.	24,864	4,181,130
Hubbell, Inc. - Class B	30,859	3,382,764
Regal-Beloit Corp.	25,631	2,048,429

		9,612,323

Electronic Equipment, Instruments & Components—3.7%
Arrow Electronics, Inc. (a)	54,832	3,352,977
Avnet, Inc.	78,183	3,479,143

Electronic Equipment, Instruments & Components—(Continued)
Belden, Inc.	24,375	2,280,525
Cognex Corp. (a)	49,615	2,460,408
FEI Co.	23,973	1,830,099
Ingram Micro, Inc. - Class A (a)	89,573	2,250,074
IPG Photonics Corp. (a) (b)	20,416	1,892,563
Itron, Inc. (a) (b)	21,942	801,102
Jabil Circuit, Inc.	110,774	2,589,896
Keysight Technologies, Inc. (a)	96,572	3,587,650
Knowles Corp. (a) (b)	48,770	939,798
National Instruments Corp.	58,033	1,859,377
Tech Data Corp. (a)	21,931	1,266,954
Trimble Navigation, Ltd. (a) (b)	148,584	3,744,317
Vishay Intertechnology, Inc. (b)	77,833	1,075,652
Zebra Technologies Corp. - Class A (a)	29,193	2,648,243

		36,058,778

Energy Equipment & Services—2.0%
Atwood Oceanics, Inc. (b)	34,454	968,502
Dresser-Rand Group, Inc. (a)	43,952	3,531,543
Dril-Quip, Inc. (a)	22,227	1,520,105
Helix Energy Solutions Group, Inc. (a)	56,465	844,716
Nabors Industries, Ltd.	165,916	2,264,753
Oceaneering International, Inc.	57,115	3,080,212
Oil States International, Inc. (a)	29,443	1,170,948
Patterson-UTI Energy, Inc.	83,955	1,576,255
Rowan Cos. plc - Class A	71,415	1,264,760
Superior Energy Services, Inc. (b)	87,238	1,948,897
Tidewater, Inc. (b)	26,879	514,464
Unit Corp. (a)	26,564	743,261

		19,428,416

Food & Staples Retailing—0.4%
SUPERVALU, Inc. (a)	118,340	1,376,294
United Natural Foods, Inc. (a)	28,666	2,208,429

		3,584,723

Food Products—2.0%
Dean Foods Co. (b)	53,978	892,256
Flowers Foods, Inc.	105,644	2,402,344
Hain Celestial Group, Inc. (The) (a) (b)	58,313	3,734,948
Ingredion, Inc.	40,994	3,190,153
Lancaster Colony Corp.	11,133	1,059,528
Post Holdings, Inc. (a) (b)	30,008	1,405,575
Tootsie Roll Industries, Inc. (b)	11,716	397,394
TreeHouse Foods, Inc. (a)	24,531	2,085,626
WhiteWave Foods Co. (The) (a)	100,001	4,434,044

		19,601,868

Gas Utilities—1.5%
Atmos Energy Corp.	57,790	3,195,787
National Fuel Gas Co. (b)	48,311	2,914,603
ONE Gas, Inc. (b)	29,894	1,292,318
Questar Corp.	100,610	2,400,554
UGI Corp.	99,057	3,228,268

MSF-120

Metropolitan Series Fund

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Gas Utilities—(Continued)
WGL Holdings, Inc. (b)	28,505	$1,607,682

		14,639,212

Health Care Equipment & Supplies—3.5%
Align Technology, Inc. (a)	41,649	2,240,091
Cooper Cos., Inc. (The)	27,684	5,188,535
Halyard Health, Inc. (a) (b)	26,679	1,312,607
Hill-Rom Holdings, Inc.	32,395	1,587,355
Hologic, Inc. (a)	139,630	4,611,281
IDEXX Laboratories, Inc. (a) (b)	27,017	4,173,586
ResMed, Inc. (b)	80,580	5,784,032
Sirona Dental Systems, Inc. (a)	31,850	2,866,182
STERIS Corp. (b)	34,154	2,400,002
Teleflex, Inc.	23,759	2,870,800
Thoratec Corp. (a)	31,020	1,299,428

		34,333,899

Health Care Providers & Services—2.8%
Centene Corp. (a)	68,119	4,815,332
Community Health Systems, Inc. (a)	66,918	3,498,473
Health Net, Inc. (a)	44,088	2,666,883
LifePoint Hospitals, Inc. (a)	25,339	1,861,149
MEDNAX, Inc. (a)	55,084	3,994,141
Omnicare, Inc.	55,676	4,290,393
Owens & Minor, Inc. (b)	36,151	1,223,350
VCA, Inc. (a)	47,061	2,579,884
WellCare Health Plans, Inc. (a)	25,197	2,304,518

		27,234,123

Health Care Technology—0.2%
Allscripts Healthcare Solutions, Inc. (a) (b)	97,282	1,163,493
HMS Holdings Corp. (a) (b)	50,654	782,604

		1,946,097

Hotels, Restaurants & Leisure—1.7%
Brinker International, Inc.	36,186	2,227,610
Buffalo Wild Wings, Inc. (a)	10,857	1,967,723
Cheesecake Factory, Inc. (The) (b)	26,632	1,313,757
Domino’s Pizza, Inc.	31,893	3,206,841
International Game Technology (b)	141,833	2,469,312
International Speedway Corp. - Class A (b)	16,023	522,510
Life Time Fitness, Inc. (a)	20,578	1,460,215
Panera Bread Co. - Class A (a) (b)	14,605	2,336,727
Wendy’s Co. (The)	158,069	1,722,952

		17,227,647

Household Durables—1.8%
Jarden Corp. (a) (c)	102,855	5,441,030
KB Home (b)	52,191	815,223
MDC Holdings, Inc. (b)	22,404	638,514
NVR, Inc. (a)	2,206	2,931,024
Tempur Sealy International, Inc. (a)	34,926	2,016,627
Toll Brothers, Inc. (a)	91,623	3,604,449
Tupperware Brands Corp. (b)	28,519	1,968,381

		17,415,248

Household Products—1.1%
Church & Dwight Co., Inc.	74,854	6,394,029
Energizer Holdings, Inc.	35,616	4,916,789

		11,310,818

Industrial Conglomerates—0.3%
Carlisle Cos., Inc.	37,366	3,461,213

Insurance—4.5%
Alleghany Corp. (a)	9,175	4,468,225
American Financial Group, Inc.	42,020	2,695,583
Arthur J. Gallagher & Co.	94,447	4,415,397
Aspen Insurance Holdings, Ltd.	35,681	1,685,214
Brown & Brown, Inc.	67,469	2,233,899
Everest Re Group, Ltd.	25,619	4,457,706
First American Financial Corp. (b)	61,790	2,204,667
Hanover Insurance Group, Inc. (The)	25,398	1,843,387
HCC Insurance Holdings, Inc.	55,335	3,135,834
Kemper Corp. (b)	28,683	1,117,490
Mercury General Corp. (b)	20,858	1,204,549
Old Republic International Corp.	138,095	2,063,139
Primerica, Inc.	29,949	1,524,404
Reinsurance Group of America, Inc.	39,427	3,674,202
RenaissanceRe Holdings, Ltd.	26,236	2,616,516
StanCorp Financial Group, Inc.	24,160	1,657,376
W.R. Berkley Corp.	57,701	2,914,478

		43,912,066

Internet & Catalog Retail—0.1%
HSN, Inc.	18,636	1,271,534

Internet Software & Services—0.5%
AOL, Inc. (a)	44,953	1,780,588
Rackspace Hosting, Inc. (a) (b)	67,325	3,473,297

		5,253,885

IT Services—3.2%
Acxiom Corp. (a)	44,301	819,126
Broadridge Financial Solutions, Inc.	69,290	3,811,643
Convergys Corp. (b)	56,781	1,298,581
CoreLogic, Inc. (a)	51,476	1,815,559
DST Systems, Inc.	16,379	1,813,319
Gartner, Inc. (a)	50,176	4,207,258
Global Payments, Inc.	38,445	3,524,638
Jack Henry & Associates, Inc.	46,882	3,276,583
Leidos Holdings, Inc.	35,668	1,496,629
MAXIMUS, Inc.	37,757	2,520,657
NeuStar, Inc. - Class A (a) (b)	31,941	786,387
Science Applications International Corp.	22,526	1,156,710
VeriFone Systems, Inc. (a)	65,207	2,275,072
WEX, Inc. (a)	22,242	2,387,901

		31,190,063

Leisure Products—0.9%
Brunswick Corp.	53,215	2,737,912
Polaris Industries, Inc. (b)	34,978	4,935,396

MSF-121

Metropolitan Series Fund

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Leisure Products—(Continued)
Vista Outdoor, Inc. (a)	36,571	$1,565,970

		9,239,278

Life Sciences Tools & Services—1.1%
Bio-Rad Laboratories, Inc. - Class A (a)	11,846	1,601,342
Bio-Techne Corp.	21,289	2,135,074
Charles River Laboratories International, Inc. (a)	27,132	2,151,297
Mettler-Toledo International, Inc. (a)	16,125	5,299,481

		11,187,194

Machinery—4.4%
AGCO Corp. (b)	46,124	2,197,347
CLARCOR, Inc.	28,782	1,901,339
Crane Co.	28,018	1,748,603
Donaldson Co., Inc. (b)	72,801	2,745,326
Graco, Inc.	33,820	2,440,451
Harsco Corp.	45,911	792,424
IDEX Corp.	44,850	3,400,976
ITT Corp.	52,169	2,082,065
Kennametal, Inc. (b)	45,383	1,528,953
Lincoln Electric Holdings, Inc.	44,534	2,912,078
Nordson Corp.	32,834	2,572,216
Oshkosh Corp. (b)	44,797	2,185,646
SPX Corp.	23,496	1,994,810
Terex Corp. (b)	60,883	1,618,879
Timken Co. (The)	42,708	1,799,715
Trinity Industries, Inc. (b)	89,244	3,169,055
Valmont Industries, Inc. (b)	13,756	1,690,337
Wabtec Corp.	55,234	5,247,782
Woodward, Inc. (b)	33,173	1,692,155

		43,720,157

Marine—0.2%
Kirby Corp. (a)	31,934	2,396,647

Media—1.4%
AMC Networks, Inc. - Class A (a) (b)	33,865	2,595,414
Cinemark Holdings, Inc.	59,697	2,690,544
DreamWorks Animation SKG, Inc. - Class A (a) (b)	41,527	1,004,953
John Wiley & Sons, Inc. - Class A	26,594	1,625,957
Live Nation Entertainment, Inc. (a)	83,174	2,098,480
Meredith Corp.	20,935	1,167,545
New York Times Co. (The) - Class A (b)	75,405	1,037,573
Time, Inc.	62,771	1,408,581

		13,629,047

Metals & Mining—1.6%
Carpenter Technology Corp.	30,147	1,172,115
Cliffs Natural Resources, Inc. (b)	87,874	422,674
Commercial Metals Co.	67,318	1,089,878
Compass Minerals International, Inc.	19,272	1,796,343
Reliance Steel & Aluminum Co.	44,462	2,715,739
Royal Gold, Inc. (b)	37,387	2,359,494
Steel Dynamics, Inc.	138,467	2,783,187

Metals & Mining—(Continued)
TimkenSteel Corp.	21,548	570,376
United States Steel Corp. (b)	83,506	2,037,546
Worthington Industries, Inc.	28,860	767,965

		15,715,317

Multi-Utilities—1.0%
Alliant Energy Corp.	63,599	4,006,737
Black Hills Corp.	25,612	1,291,869
MDU Resources Group, Inc.	111,460	2,378,557
Vectren Corp.	47,350	2,090,029

		9,767,192

Multiline Retail—0.3%
Big Lots, Inc. (b)	30,644	1,471,831
J.C. Penney Co., Inc. (a) (b)	174,797	1,470,043

		2,941,874

Oil, Gas & Consumable Fuels—2.2%
California Resources Corp. (b)	176,868	1,345,965
Denbury Resources, Inc. (b)	202,581	1,476,816
Energen Corp.	41,846	2,761,836
Gulfport Energy Corp. (a)	49,123	2,255,237
HollyFrontier Corp.	112,415	4,526,952
Peabody Energy Corp. (b)	157,551	775,151
Rosetta Resources, Inc. (a)	42,176	717,836
SM Energy Co.	38,676	1,998,776
Western Refining, Inc.	40,498	2,000,196
World Fuel Services Corp.	41,329	2,375,591
WPX Energy, Inc. (a) (b)	116,881	1,277,509

		21,511,865

Paper & Forest Products—0.3%
Domtar Corp.	36,551	1,689,387
Louisiana-Pacific Corp. (a) (b)	81,616	1,347,480

		3,036,867

Personal Products—0.2%
Avon Products, Inc.	249,243	1,991,452

Pharmaceuticals—0.8%
Akorn, Inc. (a) (b)	42,655	2,026,539
Salix Pharmaceuticals, Ltd. (a) (b)	36,532	6,313,095

		8,339,634

Professional Services—1.2%
Corporate Executive Board Co. (The)	19,194	1,532,833
FTI Consulting, Inc. (a)	23,718	888,476
ManpowerGroup, Inc.	44,891	3,867,360
Towers Watson & Co. - Class A	39,884	5,272,066

		11,560,735

Real Estate Investment Trusts—9.6%
Alexandria Real Estate Equities, Inc.	41,297	4,048,758
American Campus Communities, Inc.	64,315	2,757,184

MSF-122

Metropolitan Series Fund

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Real Estate Investment Trusts—(Continued)
BioMed Realty Trust, Inc.	115,424	$2,615,508
Camden Property Trust	49,716	3,884,311
Corporate Office Properties Trust	53,042	1,558,374
Corrections Corp. of America (b)	66,955	2,695,608
Duke Realty Corp.	197,641	4,302,645
Equity One, Inc.	44,406	1,185,196
Extra Space Storage, Inc.	63,391	4,283,330
Federal Realty Investment Trust (b)	39,365	5,794,922
Highwoods Properties, Inc.	53,269	2,438,655
Home Properties, Inc.	33,131	2,295,647
Hospitality Properties Trust	85,960	2,835,820
Kilroy Realty Corp.	49,520	3,771,938
Lamar Advertising Co. - Class A (b)	46,010	2,727,013
LaSalle Hotel Properties	64,732	2,515,486
Liberty Property Trust	85,359	3,047,316
Mack-Cali Realty Corp.	48,006	925,556
Mid-America Apartment Communities, Inc.	43,167	3,335,514
National Retail Properties, Inc.	75,799	3,105,485
Omega Healthcare Investors, Inc. (b)	79,469	3,224,057
Potlatch Corp.	23,278	932,051
Rayonier, Inc. (b)	72,572	1,956,541
Realty Income Corp. (b)	129,016	6,657,226
Regency Centers Corp.	53,963	3,671,642
Senior Housing Properties Trust	134,716	2,989,348
Tanger Factory Outlet Centers, Inc.	54,124	1,903,541
Taubman Centers, Inc.	36,298	2,799,665
UDR, Inc.	148,349	5,048,316
Urban Edge Properties	50,104	1,187,465
Weingarten Realty Investors	64,613	2,324,776
WP GLIMCHER, Inc.	106,119	1,764,759

		94,583,653

Real Estate Management & Development—0.6%
Alexander & Baldwin, Inc.	26,035	1,124,192
Jones Lang LaSalle, Inc.	25,703	4,379,791

		5,503,983

Road & Rail—1.4%
Con-way, Inc.	33,011	1,456,776
Genesee & Wyoming, Inc. - Class A (a)	29,396	2,834,950
J.B. Hunt Transport Services, Inc. (b)	52,770	4,506,294
Landstar System, Inc.	25,680	1,702,584
Old Dominion Freight Line, Inc. (a)	38,916	3,008,207
Werner Enterprises, Inc. (b)	25,623	804,818

		14,313,629

Semiconductors & Semiconductor Equipment—2.7%
Advanced Micro Devices, Inc. (a) (b)	360,953	967,354
Atmel Corp. (c)	238,634	1,963,958
Cree, Inc. (a) (b)	63,997	2,271,253
Cypress Semiconductor Corp. (a)	182,191	2,570,715
Fairchild Semiconductor International, Inc. (a)	67,127	1,220,369
Integrated Device Technology, Inc. (a)	85,012	1,701,940
Intersil Corp. - Class A	74,818	1,071,394
Qorvo, Inc. (a)	85,117	6,783,825
Semtech Corp. (a)	38,268	1,019,651

Semiconductors & Semiconductor Equipment—(Continued)
Silicon Laboratories, Inc. (a)	22,466	1,140,599
SunEdison, Inc. (a) (b)	144,469	3,467,256
Teradyne, Inc.	124,854	2,353,498

		26,531,812

Software—4.5%
ACI Worldwide, Inc. (a)	66,433	1,438,939
Advent Software, Inc.	25,810	1,138,479
ANSYS, Inc. (a)	51,610	4,551,486
Cadence Design Systems, Inc. (a) (b)	167,587	3,090,304
CDK Global, Inc.	92,239	4,313,096
CommVault Systems, Inc. (a)	24,195	1,057,321
Covisint Corp. (a)	7	14
FactSet Research Systems, Inc. (b)	22,237	3,540,130
Fair Isaac Corp.	18,016	1,598,380
Fortinet, Inc. (a)	81,319	2,842,099
Informatica Corp. (a)	62,737	2,751,331
Mentor Graphics Corp.	56,089	1,347,819
PTC, Inc. (a)	65,887	2,383,133
Rovi Corp. (a) (b)	52,708	959,813
SolarWinds, Inc. (a)	38,039	1,949,118
Solera Holdings, Inc.	38,522	1,990,046
Synopsys, Inc. (a)	88,108	4,081,163
Tyler Technologies, Inc. (a)	19,252	2,320,444
Ultimate Software Group, Inc. (The) (a) (b)	16,400	2,787,262

		44,140,377

Specialty Retail—4.2%
Aaron’s, Inc.	37,007	1,047,668
Abercrombie & Fitch Co. - Class A (b)	39,749	876,068
Advance Auto Parts, Inc.	41,932	6,276,801
American Eagle Outfitters, Inc. (b)	100,624	1,718,658
ANN, Inc. (a)	26,208	1,075,314
Ascena Retail Group, Inc. (a)	75,563	1,096,419
Cabela’s, Inc. (a) (b)	27,332	1,530,045
Chico’s FAS, Inc.	88,379	1,563,425
CST Brands, Inc.	44,223	1,938,294
Dick’s Sporting Goods, Inc.	56,244	3,205,346
Foot Locker, Inc.	81,457	5,131,791
Guess?, Inc. (b)	36,646	681,249
Murphy USA, Inc. (a)	24,653	1,784,138
Office Depot, Inc. (a)	281,394	2,588,825
Rent-A-Center, Inc. (b)	30,328	832,200
Signet Jewelers, Ltd.	45,966	6,379,621
Williams-Sonoma, Inc.	49,099	3,913,681

		41,639,543

Technology Hardware, Storage & Peripherals—0.7%
3D Systems Corp. (a) (b)	59,930	1,643,281
Diebold, Inc. (b)	37,096	1,315,424
Lexmark International, Inc. - Class A (b)	34,795	1,473,220
NCR Corp. (a)	96,706	2,853,794

		7,285,719

Textiles, Apparel & Luxury Goods—0.7%
Carter’s, Inc.	30,272	2,799,252

MSF-123

Metropolitan Series Fund

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Textiles, Apparel & Luxury Goods—(Continued)
Deckers Outdoor Corp. (a)	19,818	$1,444,138
Kate Spade & Co. (a) (b)	73,047	2,439,039

		6,682,429

Thrifts & Mortgage Finance—0.6%
New York Community Bancorp, Inc. (b)	253,732	4,244,936
Washington Federal, Inc. (b)	56,205	1,225,550

		5,470,486

Trading Companies & Distributors—0.7%
GATX Corp.	25,397	1,472,518
MSC Industrial Direct Co., Inc. - Class A (b)	29,086	2,100,009
NOW, Inc. (a) (b)	61,380	1,328,263
Watsco, Inc. (b)	15,667	1,969,342

		6,870,132

Water Utilities—0.3%
Aqua America, Inc. (b)	101,372	2,671,152

Wireless Telecommunication Services—0.1%
Telephone & Data Systems, Inc.	56,294	1,401,721

Total Common Stocks (Cost $637,736,374)		946,520,932

Mutual Fund—1.8%

Investment Company Security—1.8%
SPDR S&P MidCap 400 ETF Trust (b) (Cost $17,160,198)	63,400	17,577,016

Short-Term Investments—19.5%

Discount Notes—1.4%
Federal Home Loan Bank
0.121%, 08/11/15 (d)	2,350,000	2,348,966
0.131%, 07/08/15 (d)	975,000	974,655
0.131%, 08/07/15 (d)	1,275,000	1,274,410
0.141%, 09/02/15 (d)	8,950,000	8,944,633
Federal Home Loan Mortgage Corp.
0.131%, 09/14/15 (d)	675,000	674,595

		14,217,259

Mutual Fund—17.3%
State Street Navigator Securities Lending MET Portfolio (e)	170,205,440	170,205,440

U.S. Treasury—0.8%
U.S. Treasury Bills
0.014%, 04/30/15 (d)	4,000,000	3,999,956
0.103%, 09/03/15 (d)	4,425,000	4,423,056

		8,423,012

Total Short-Term Investments (Cost $192,845,711)		192,845,711

Total Investments—117.3% (Cost $847,742,283) (f)		1,156,943,659
Other assets and liabilities (net)—(17.3)%		(170,850,987)

Net Assets—100.0%		$986,092,672

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2015, the market value of securities loaned was $173,540,313 and the collateral received consisted of cash in the amount of $170,205,440 and non-cash collateral with a value of $8,389,035. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2015, the market value of securities pledged was $3,468,000.
(d)	The rate shown represents current yield to maturity.
(e)	Represents investment of cash collateral received from securities on loan as of March 31, 2015.
(f)	As of March 31, 2015, the aggregate cost of investments was $847,742,283. The aggregate unrealized appreciation and depreciation of investments were $339,838,608 and $(30,637,232), respectively, resulting in net unrealized appreciation of $309,201,376.
(ETF)—	Exchange-Traded Fund

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation
S&P Midcap 400 E-Mini Index Futures	06/19/15	142	USD	21,034,297	$546,863

(USD)—	United States Dollar

MSF-124

Metropolitan Series Fund

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2015:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$946,520,932	$—	$—	$946,520,932
Total Mutual Fund*	17,577,016	—	—	17,577,016
Short-Term Investments
Discount Notes	—	14,217,259	—	14,217,259
Mutual Fund	170,205,440	—	—	170,205,440
U.S. Treasury	—	8,423,012	—	8,423,012
Total Short-Term Investments	170,205,440	22,640,271	—	192,845,711
Total Investments	$1,134,303,388	$22,640,271	$—	$1,156,943,659

Collateral for securities loaned (Liability)	$—	$(170,205,440)	$—	$(170,205,440)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$546,863	$—	$—	$546,863

*	See Schedule of Investments for additional detailed categorizations.

MSF-125

Metropolitan Series Fund

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—98.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.7%
Boeing Co. (The)	232,686	$34,921,515
General Dynamics Corp.	111,931	15,192,395
Honeywell International, Inc.	278,003	28,998,493
L-3 Communications Holdings, Inc.	29,314	3,687,408
Lockheed Martin Corp.	95,282	19,338,435
Northrop Grumman Corp.	70,474	11,343,495
Precision Castparts Corp.	50,357	10,574,970
Raytheon Co.	109,162	11,925,948
Rockwell Collins, Inc. (a)	47,223	4,559,381
Textron, Inc.	98,332	4,359,057
United Technologies Corp.	293,525	34,401,130

		179,302,227

Air Freight & Logistics—0.7%
C.H. Robinson Worldwide, Inc. (a)	51,976	3,805,683
Expeditors International of Washington, Inc.	68,110	3,281,540
FedEx Corp.	93,589	15,484,300
United Parcel Service, Inc. - Class B	246,849	23,929,542

		46,501,065

Airlines—0.6%
American Airlines Group, Inc.	254,773	13,446,919
Delta Air Lines, Inc.	292,783	13,163,524
Southwest Airlines Co.	240,114	10,637,050

		37,247,493

Auto Components—0.4%
BorgWarner, Inc.	80,430	4,864,406
Delphi Automotive plc	103,108	8,221,832
Goodyear Tire & Rubber Co. (The)	95,748	2,592,856
Johnson Controls, Inc.	233,472	11,776,328

		27,455,422

Automobiles—0.7%
Ford Motor Co.	1,405,158	22,679,250
General Motors Co.	480,484	18,018,150
Harley-Davidson, Inc.	75,133	4,563,579

		45,260,979

Banks—5.7%
Bank of America Corp.	3,736,571	57,505,828
BB&T Corp.	256,029	9,982,571
Citigroup, Inc.	1,077,629	55,519,446
Comerica, Inc.	63,353	2,859,121
Fifth Third Bancorp	289,406	5,455,303
Huntington Bancshares, Inc.	287,722	3,179,328
JPMorgan Chase & Co.	1,324,304	80,226,336
KeyCorp	303,813	4,301,992
M&T Bank Corp. (a)	47,211	5,995,797
PNC Financial Services Group, Inc. (The)	184,950	17,244,738
Regions Financial Corp.	476,998	4,507,631
SunTrust Banks, Inc.	186,317	7,655,766
U.S. Bancorp	632,681	27,629,179
Wells Fargo & Co.	1,665,391	90,597,270

Banks—(Continued)
Zions Bancorporation	72,081	1,946,187

		374,606,493

Beverages—2.1%
Brown-Forman Corp. - Class B	55,350	5,000,872
Coca-Cola Co. (The)	1,395,808	56,600,014
Coca-Cola Enterprises, Inc.	77,074	3,406,671
Constellation Brands, Inc. - Class A (b)	59,788	6,947,963
Dr Pepper Snapple Group, Inc.	68,541	5,379,098
Molson Coors Brewing Co. - Class B	56,782	4,227,420
Monster Beverage Corp. (b)	51,936	7,187,683
PepsiCo, Inc.	526,540	50,347,755

		139,097,476

Biotechnology—3.0%
Alexion Pharmaceuticals, Inc. (b)	71,804	12,443,633
Amgen, Inc.	269,549	43,087,408
Biogen, Inc. (b)	83,336	35,187,793
Celgene Corp. (b)	284,372	32,782,404
Gilead Sciences, Inc. (b)	529,039	51,914,597
Regeneron Pharmaceuticals, Inc. (b)	26,205	11,831,033
Vertex Pharmaceuticals, Inc. (b)	85,991	10,144,358

		197,391,226

Building Products—0.1%
Allegion plc	34,102	2,086,020
Masco Corp.	124,159	3,315,045

		5,401,065

Capital Markets—2.2%
Affiliated Managers Group, Inc. (b)	19,393	4,165,229
Ameriprise Financial, Inc.	64,828	8,482,095
Bank of New York Mellon Corp. (The)	395,656	15,921,197
BlackRock, Inc.	45,062	16,485,482
Charles Schwab Corp. (The)	409,806	12,474,495
E*Trade Financial Corp. (b)	102,586	2,929,343
Franklin Resources, Inc.	139,150	7,141,178
Goldman Sachs Group, Inc. (The)	143,902	27,049,259
Invesco, Ltd.	152,461	6,051,177
Legg Mason, Inc.	35,213	1,943,758
Morgan Stanley	547,635	19,545,093
Northern Trust Corp.	77,959	5,429,844
State Street Corp.	146,443	10,767,954
T. Rowe Price Group, Inc.	92,611	7,499,639

		145,885,743

Chemicals—2.3%
Air Products & Chemicals, Inc.	68,500	10,362,680
Airgas, Inc.	24,014	2,548,126
CF Industries Holdings, Inc.	17,017	4,827,383
Dow Chemical Co. (The)	386,542	18,546,285
E.I. du Pont de Nemours & Co.	321,605	22,985,109
Eastman Chemical Co.	52,800	3,656,928
Ecolab, Inc.	95,665	10,942,163
FMC Corp. (a)	47,355	2,711,074

MSF-126

Metropolitan Series Fund

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Chemicals—(Continued)
International Flavors & Fragrances, Inc.	28,680	$3,367,032
LyondellBasell Industries NV - Class A	140,670	12,350,826
Monsanto Co.	171,664	19,319,067
Mosaic Co. (The)	110,456	5,087,603
PPG Industries, Inc.	48,326	10,899,446
Praxair, Inc.	102,579	12,385,388
Sherwin-Williams Co. (The)	28,651	8,151,209
Sigma-Aldrich Corp.	42,421	5,864,703

		154,005,022

Commercial Services & Supplies—0.4%
ADT Corp. (The) (a)	60,793	2,524,125
Cintas Corp. (a)	34,590	2,823,582
Pitney Bowes, Inc.	71,616	1,670,085
Republic Services, Inc.	89,039	3,611,422
Stericycle, Inc. (b)	30,171	4,236,914
Tyco International plc	149,201	6,424,595
Waste Management, Inc.	151,667	8,224,901

		29,515,624

Communications Equipment—1.6%
Cisco Systems, Inc.	1,813,213	49,908,688
F5 Networks, Inc. (b)	25,624	2,945,223
Harris Corp.	36,983	2,912,781
Juniper Networks, Inc.	128,661	2,905,165
Motorola Solutions, Inc.	67,729	4,515,492
QUALCOMM, Inc.	585,927	40,628,178

		103,815,527

Construction & Engineering—0.1%
Fluor Corp.	52,495	3,000,614
Jacobs Engineering Group, Inc. (a) (b)	45,574	2,058,122
Quanta Services, Inc. (b)	75,110	2,142,888

		7,201,624

Construction Materials—0.1%
Martin Marietta Materials, Inc. (a)	21,961	3,070,148
Vulcan Materials Co.	46,924	3,955,693

		7,025,841

Consumer Finance—0.8%
American Express Co.	311,331	24,321,178
Capital One Financial Corp.	195,926	15,442,887
Discover Financial Services	158,860	8,951,761
Navient Corp.	142,599	2,899,038

		51,614,864

Containers & Packaging—0.2%
Avery Dennison Corp.	32,143	1,700,686
Ball Corp.	48,784	3,446,102
MeadWestvaco Corp.	59,475	2,966,018
Owens-Illinois, Inc. (b)	58,331	1,360,279
Sealed Air Corp.	74,646	3,400,872

		12,873,957

Distributors—0.1%
Genuine Parts Co.	54,239	5,054,532

Diversified Consumer Services—0.0%
H&R Block, Inc.	97,768	3,135,420

Diversified Financial Services—2.0%
Berkshire Hathaway, Inc. - Class B (b)	647,777	93,487,177
CME Group, Inc.	112,636	10,667,756
Intercontinental Exchange, Inc.	39,786	9,280,880
Leucadia National Corp.	112,000	2,496,480
McGraw Hill Financial, Inc.	97,148	10,045,103
Moody’s Corp.	63,157	6,555,697
NASDAQ OMX Group, Inc. (The)	41,977	2,138,308

		134,671,401

Diversified Telecommunication Services—2.2%
AT&T, Inc.	1,843,558	60,192,169
CenturyLink, Inc.	201,215	6,951,978
Frontier Communications Corp. (a)	356,078	2,510,350
Level 3 Communications, Inc. (b)	101,869	5,484,627
Verizon Communications, Inc. (a)	1,476,009	71,778,318
Windstream Holdings, Inc.	214,058	1,584,029

		148,501,471

Electric Utilities—1.7%
American Electric Power Co., Inc.	173,914	9,782,663
Duke Energy Corp.	251,324	19,296,657
Edison International	115,728	7,229,528
Entergy Corp.	64,107	4,967,651
Eversource Energy	112,527	5,684,864
Exelon Corp. (a)	305,414	10,264,965
FirstEnergy Corp.	149,604	5,245,116
NextEra Energy, Inc.	157,515	16,389,436
Pepco Holdings, Inc.	89,800	2,409,334
Pinnacle West Capital Corp. (a)	39,276	2,503,845
PPL Corp.	236,908	7,974,323
Southern Co. (The)	323,190	14,310,853
Xcel Energy, Inc.	179,726	6,256,262

		112,315,497

Electrical Equipment—0.5%
AMETEK, Inc.	85,627	4,498,842
Eaton Corp. plc	168,579	11,453,257
Emerson Electric Co.	243,385	13,780,459
Rockwell Automation, Inc.	48,130	5,582,599

		35,315,157

Electronic Equipment, Instruments & Components—0.4%
Amphenol Corp. - Class A	110,182	6,493,025
Corning, Inc.	451,582	10,241,880
FLIR Systems, Inc.	49,654	1,553,177
TE Connectivity, Ltd.	144,290	10,334,050

		28,622,132

MSF-127

Metropolitan Series Fund

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Energy Equipment & Services—1.2%
Baker Hughes, Inc.	154,344	$9,813,192
Cameron International Corp. (b)	68,810	3,104,707
Diamond Offshore Drilling, Inc. (a)	23,870	639,477
Ensco plc - Class A	83,226	1,753,572
FMC Technologies, Inc. (b)	82,209	3,042,555
Halliburton Co.	301,805	13,243,203
Helmerich & Payne, Inc. (a)	38,234	2,602,588
National Oilwell Varco, Inc.	145,609	7,278,994
Noble Corp. plc (a)	85,942	1,227,252
Schlumberger, Ltd.	452,993	37,797,736
Transocean, Ltd. (a)	120,967	1,774,586

		82,277,862

Food & Staples Retailing—2.5%
Costco Wholesale Corp.	156,280	23,675,639
CVS Health Corp.	399,692	41,252,211
Kroger Co. (The)	174,519	13,378,627
Sysco Corp.	210,401	7,938,430
Wal-Mart Stores, Inc.	560,993	46,141,674
Walgreens Boots Alliance, Inc.	309,729	26,227,852
Whole Foods Market, Inc.	128,143	6,673,687

		165,288,120

Food Products—1.6%
Archer-Daniels-Midland Co.	225,300	10,679,220
Campbell Soup Co. (a)	63,126	2,938,515
ConAgra Foods, Inc.	151,286	5,526,477
General Mills, Inc.	214,452	12,137,983
Hershey Co. (The)	52,554	5,303,224
Hormel Foods Corp.	47,836	2,719,477
J.M. Smucker Co. (The) (a)	36,146	4,183,177
Kellogg Co.	89,925	5,930,554
Keurig Green Mountain, Inc. (a)	43,071	4,812,323
Kraft Foods Group, Inc.	208,855	18,194,403
McCormick & Co., Inc. (a)	45,561	3,513,209
Mead Johnson Nutrition Co.	71,858	7,223,885
Mondelez International, Inc. - Class A	585,898	21,145,059
Tyson Foods, Inc. - Class A	103,781	3,974,812

		108,282,318

Gas Utilities—0.0%
AGL Resources, Inc.	42,502	2,110,224

Health Care Equipment & Supplies—2.2%
Abbott Laboratories	535,992	24,832,510
Baxter International, Inc.	192,726	13,201,731
Becton Dickinson & Co.	74,160	10,648,635
Boston Scientific Corp. (b)	472,600	8,388,650
C.R. Bard, Inc.	26,378	4,414,358
DENTSPLY International, Inc.	49,853	2,537,019
Edwards Lifesciences Corp. (b)	38,305	5,456,930
Intuitive Surgical, Inc. (b)	13,001	6,565,895
Medtronic plc	506,187	39,477,524
St. Jude Medical, Inc.	99,912	6,534,245
Stryker Corp.	106,281	9,804,422
Varian Medical Systems, Inc. (b)	35,546	3,344,523

Health Care Equipment & Supplies—(Continued)
Zimmer Holdings, Inc.	60,350	7,092,332

		142,298,774

Health Care Providers & Services—2.8%
Aetna, Inc.	124,925	13,308,260
AmerisourceBergen Corp.	74,104	8,423,402
Anthem, Inc.	94,763	14,632,355
Cardinal Health, Inc.	117,263	10,585,331
Cigna Corp.	91,800	11,882,592
DaVita HealthCare Partners, Inc. (b)	61,322	4,984,252
Express Scripts Holding Co. (b)	258,196	22,403,667
HCA Holdings, Inc. (b)	104,573	7,867,027
Henry Schein, Inc. (b)	29,767	4,156,069
Humana, Inc.	53,141	9,460,161
Laboratory Corp. of America Holdings (b)	35,627	4,492,208
McKesson Corp.	82,707	18,708,323
Patterson Cos., Inc.	30,434	1,484,875
Quest Diagnostics, Inc. (a)	51,259	3,939,254
Tenet Healthcare Corp. (a) (b)	34,985	1,732,107
UnitedHealth Group, Inc.	338,754	40,071,211
Universal Health Services, Inc. - Class B	32,334	3,806,035

		181,937,129

Health Care Technology—0.1%
Cerner Corp. (b)	108,302	7,934,204

Hotels, Restaurants & Leisure—1.7%
Carnival Corp.	159,998	7,654,304
Chipotle Mexican Grill, Inc. (b)	11,020	7,168,951
Darden Restaurants, Inc. (a)	44,061	3,055,190
Marriott International, Inc. - Class A	73,671	5,917,255
McDonald’s Corp.	341,391	33,265,139
Royal Caribbean Cruises, Ltd. (a)	58,507	4,788,798
Starbucks Corp.	266,330	25,221,451
Starwood Hotels & Resorts Worldwide, Inc.	60,985	5,092,248
Wyndham Worldwide Corp.	42,822	3,874,106
Wynn Resorts, Ltd.	28,773	3,621,945
Yum! Brands, Inc.	153,843	12,110,521

		111,769,908

Household Durables—0.5%
DR Horton, Inc.	118,111	3,363,801
Garmin, Ltd. (a)	42,923	2,039,701
Harman International Industries, Inc.	24,377	3,257,498
Leggett & Platt, Inc. (a)	49,140	2,264,863
Lennar Corp. - Class A (a)	63,413	3,285,428
Mohawk Industries, Inc. (b)	22,043	4,094,487
Newell Rubbermaid, Inc.	96,295	3,762,246
PulteGroup, Inc.	117,706	2,616,604
Whirlpool Corp.	27,743	5,605,751

		30,290,379

Household Products—1.8%
Clorox Co. (The)	46,595	5,143,622
Colgate-Palmolive Co.	302,865	21,000,659

MSF-128

Metropolitan Series Fund

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Household Products—(Continued)
Kimberly-Clark Corp.	129,815	$13,904,485
Procter & Gamble Co. (The)	959,226	78,598,978

		118,647,744

Independent Power and Renewable Electricity Producers—0.1%
AES Corp.	229,610	2,950,489
NRG Energy, Inc.	119,949	3,021,515

		5,972,004

Industrial Conglomerates—2.3%
3M Co.	225,465	37,190,452
Danaher Corp.	218,104	18,517,029
General Electric Co.	3,575,075	88,697,611
Roper Industries, Inc.	35,647	6,131,284

		150,536,376

Insurance—2.6%
ACE, Ltd.	116,273	12,963,277
Aflac, Inc.	155,899	9,979,095
Allstate Corp. (The)	147,916	10,527,182
American International Group, Inc.	487,492	26,709,687
Aon plc	99,546	9,568,361
Assurant, Inc.	24,461	1,502,150
Chubb Corp. (The)	82,001	8,290,301
Cincinnati Financial Corp.	52,481	2,796,188
Genworth Financial, Inc. - Class A (b)	176,428	1,289,689
Hartford Financial Services Group, Inc. (The)	149,522	6,253,010
Lincoln National Corp.	91,070	5,232,882
Loews Corp.	106,042	4,329,695
Marsh & McLennan Cos., Inc.	191,375	10,734,224
MetLife, Inc. (c)	396,917	20,064,154
Principal Financial Group, Inc.	97,155	4,990,852
Progressive Corp. (The)	190,362	5,177,846
Prudential Financial, Inc.	161,262	12,950,951
Torchmark Corp.	45,148	2,479,528
Travelers Cos., Inc. (The)	114,151	12,343,148
Unum Group	89,305	3,012,258
XL Group plc	90,661	3,336,325

		174,530,803

Internet & Catalog Retail—1.3%
Amazon.com, Inc. (b)	135,259	50,329,874
Expedia, Inc. (a)	35,109	3,304,810
Netflix, Inc. (b)	21,489	8,954,252
Priceline Group, Inc. (The) (b)	18,449	21,477,403
TripAdvisor, Inc. (b)	39,599	3,293,449

		87,359,788

Internet Software & Services—3.3%
Akamai Technologies, Inc. (b)	63,522	4,512,921
eBay, Inc. (b)	391,128	22,560,263
Equinix, Inc.	20,060	4,670,971
Facebook, Inc. - Class A (b)	745,658	61,304,272
Google, Inc. - Class A (b)	101,433	56,264,885
Google, Inc. - Class C (b) (d)	101,645	55,701,460

Internet Software & Services—(Continued)
VeriSign, Inc. (a) (b)	37,365	2,502,334
Yahoo!, Inc. (b)	309,236	13,740,902

		221,258,008

IT Services—3.3%
Accenture plc - Class A	223,113	20,903,457
Alliance Data Systems Corp. (b)	22,309	6,609,041
Automatic Data Processing, Inc.	168,775	14,453,891
Cognizant Technology Solutions Corp. - Class A (b)	216,537	13,509,743
Computer Sciences Corp.	50,100	3,270,528
Fidelity National Information Services, Inc.	101,256	6,891,483
Fiserv, Inc. (b)	84,784	6,731,850
International Business Machines Corp.	326,514	52,405,497
MasterCard, Inc. - Class A	346,743	29,955,128
Paychex, Inc.	116,091	5,759,855
Teradata Corp. (a) (b)	51,557	2,275,726
Total System Services, Inc.	58,501	2,231,813
Visa, Inc. - Class A (a)	689,066	45,071,807
Western Union Co. (The) (a)	185,218	3,854,387
Xerox Corp.	371,325	4,771,526

		218,695,732

Leisure Products—0.1%
Hasbro, Inc. (a)	39,740	2,513,157
Mattel, Inc. (a)	120,148	2,745,382

		5,258,539

Life Sciences Tools & Services—0.5%
Agilent Technologies, Inc.	119,280	4,956,084
PerkinElmer, Inc.	40,147	2,053,118
Thermo Fisher Scientific, Inc.	140,938	18,933,611
Waters Corp. (b)	29,492	3,666,445

		29,609,258

Machinery—1.4%
Caterpillar, Inc.	215,312	17,231,419
Cummins, Inc.	59,824	8,293,999
Deere & Co. (a)	120,590	10,574,537
Dover Corp. (a)	57,914	4,003,016
Flowserve Corp.	47,850	2,703,046
Illinois Tool Works, Inc.	123,998	12,045,166
Ingersoll-Rand plc	93,532	6,367,658
Joy Global, Inc. (a)	34,587	1,355,119
PACCAR, Inc.	125,925	7,950,904
Pall Corp.	37,881	3,802,874
Parker-Hannifin Corp.	50,600	6,010,268
Pentair plc	64,804	4,075,524
Snap-on, Inc.	20,646	3,036,201
Stanley Black & Decker, Inc.	55,911	5,331,673
Xylem, Inc.	64,756	2,267,755

		95,049,159

Media—3.5%
Cablevision Systems Corp. - Class A (a)	77,921	1,425,954

MSF-129

Metropolitan Series Fund

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Media—(Continued)
CBS Corp. - Class B	162,501	$9,852,436
Comcast Corp. - Class A	902,592	50,969,370
DIRECTV (b)	178,596	15,198,520
Discovery Communications, Inc. - Class A (a) (b)	52,796	1,624,005
Discovery Communications, Inc. - Class C (b)	96,000	2,829,600
Gannett Co., Inc.	80,578	2,987,832
Interpublic Group of Cos., Inc. (The)	146,463	3,239,762
News Corp. - Class A (b)	177,396	2,840,110
Omnicom Group, Inc.	87,636	6,833,855
Scripps Networks Interactive, Inc. - Class A (a)	34,607	2,372,656
Time Warner Cable, Inc.	99,776	14,954,427
Time Warner, Inc.	295,003	24,910,053
Twenty-First Century Fox, Inc. - Class A	649,478	21,978,336
Viacom, Inc. - Class B	129,715	8,859,534
Walt Disney Co. (The)	555,393	58,255,172

		229,131,622

Metals & Mining—0.4%
Alcoa, Inc.	434,144	5,609,140
Allegheny Technologies, Inc.	38,585	1,157,936
Freeport-McMoRan, Inc.	369,361	6,999,391
Newmont Mining Corp.	177,194	3,846,882
Nucor Corp.	113,326	5,386,385

		22,999,734

Multi-Utilities—1.2%
Ameren Corp.	86,184	3,636,965
CenterPoint Energy, Inc.	152,666	3,115,913
CMS Energy Corp.	97,843	3,415,699
Consolidated Edison, Inc. (a)	104,034	6,346,074
Dominion Resources, Inc.	208,908	14,805,310
DTE Energy Co.	62,952	5,079,597
Integrys Energy Group, Inc.	28,250	2,034,565
NiSource, Inc.	112,319	4,960,007
PG&E Corp.	169,218	8,980,399
Public Service Enterprise Group, Inc.	179,795	7,537,007
SCANA Corp. (a)	50,764	2,791,512
Sempra Energy	82,244	8,966,241
TECO Energy, Inc.	83,660	1,623,004
Wisconsin Energy Corp. (a)	80,100	3,964,950

		77,257,243

Multiline Retail—0.8%
Dollar General Corp. (b)	107,777	8,124,230
Dollar Tree, Inc. (b)	73,049	5,927,561
Family Dollar Stores, Inc.	34,148	2,705,887
Kohl’s Corp. (a)	71,754	5,614,750
Macy’s, Inc.	120,982	7,852,942
Nordstrom, Inc.	49,968	4,013,430
Target Corp.	226,251	18,568,420

		52,807,220

Oil, Gas & Consumable Fuels—6.7%
Anadarko Petroleum Corp.	179,963	14,902,736
Apache Corp.	133,848	8,075,050

Oil, Gas & Consumable Fuels—(Continued)
Cabot Oil & Gas Corp.	146,759	4,333,793
Chesapeake Energy Corp. (a)	183,780	2,602,325
Chevron Corp.	667,844	70,110,263
Cimarex Energy Co.	31,115	3,581,025
ConocoPhillips	437,418	27,233,645
CONSOL Energy, Inc. (a)	81,790	2,281,123
Devon Energy Corp.	137,262	8,278,271
EOG Resources, Inc.	194,809	17,862,037
EQT Corp.	53,952	4,471,002
Exxon Mobil Corp.	1,489,962	126,646,770
Hess Corp.	86,300	5,857,181
Kinder Morgan, Inc.	605,278	25,457,993
Marathon Oil Corp.	239,741	6,259,637
Marathon Petroleum Corp.	96,993	9,931,113
Murphy Oil Corp.	59,266	2,761,796
Newfield Exploration Co. (b)	57,111	2,004,025
Noble Energy, Inc.	137,376	6,717,686
Occidental Petroleum Corp.	273,701	19,980,173
ONEOK, Inc.	74,024	3,570,918
Phillips 66	193,051	15,173,809
Pioneer Natural Resources Co.	52,913	8,651,805
QEP Resources, Inc.	57,367	1,196,102
Range Resources Corp. (a)	58,902	3,065,260
Southwestern Energy Co. (a) (b)	136,567	3,166,989
Spectra Energy Corp.	238,372	8,621,915
Tesoro Corp.	44,365	4,050,081
Valero Energy Corp.	182,889	11,635,398
Williams Cos., Inc. (The)	239,088	12,095,462

		440,575,383

Paper & Forest Products—0.1%
International Paper Co.	150,195	8,334,321

Personal Products—0.1%
Estee Lauder Cos., Inc. (The) - Class A	79,232	6,588,933

Pharmaceuticals—6.2%
AbbVie, Inc.	566,152	33,142,538
Actavis plc (b)	138,700	41,279,894
Bristol-Myers Squibb Co.	590,387	38,079,962
Eli Lilly & Co.	347,306	25,231,781
Endo International plc (b)	63,052	5,655,764
Hospira, Inc. (b)	60,885	5,348,138
Johnson & Johnson	987,635	99,356,081
Mallinckrodt plc (a) (b)	41,375	5,240,144
Merck & Co., Inc.	1,008,131	57,947,370
Mylan NV (a) (b)	132,451	7,860,967
Perrigo Co. plc	50,011	8,279,321
Pfizer, Inc.	2,176,981	75,737,169
Zoetis, Inc.	177,880	8,234,065

		411,393,194

Professional Services—0.2%
Dun & Bradstreet Corp. (The)	12,776	1,639,927
Equifax, Inc.	42,442	3,947,106
Nielsen NV	112,092	4,995,941

MSF-130

Metropolitan Series Fund

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Professional Services—(Continued)
Robert Half International, Inc.	48,002	$2,905,081

		13,488,055

Real Estate Investment Trusts—2.5%
American Tower Corp.	150,094	14,131,350
Apartment Investment & Management Co. - Class A	55,510	2,184,874
AvalonBay Communities, Inc.	46,905	8,173,196
Boston Properties, Inc.	54,413	7,643,938
Crown Castle International Corp.	118,587	9,788,171
Equity Residential	129,222	10,061,225
Essex Property Trust, Inc.	23,133	5,318,277
General Growth Properties, Inc.	223,168	6,594,614
HCP, Inc.	163,663	7,071,878
Health Care REIT, Inc.	124,130	9,602,697
Host Hotels & Resorts, Inc.	269,072	5,429,873
Iron Mountain, Inc. (a)	66,410	2,422,637
Kimco Realty Corp.	146,548	3,934,814
Macerich Co. (The)	49,999	4,216,416
Plum Creek Timber Co., Inc.	62,536	2,717,189
Prologis, Inc.	181,912	7,924,087
Public Storage	51,561	10,164,735
Simon Property Group, Inc.	110,414	21,601,395
SL Green Realty Corp.	35,032	4,497,408
Ventas, Inc. (a)	117,504	8,580,142
Vornado Realty Trust	62,066	6,951,392
Weyerhaeuser Co.	186,480	6,181,812

		165,192,120

Real Estate Management & Development—0.1%
CBRE Group, Inc. - Class A (b)	99,364	3,846,380

Road & Rail—0.9%
CSX Corp.	351,850	11,653,272
Kansas City Southern	39,218	4,003,373
Norfolk Southern Corp.	109,193	11,238,144
Ryder System, Inc.	18,821	1,785,925
Union Pacific Corp.	313,034	33,904,712

		62,585,426

Semiconductors & Semiconductor Equipment—2.4%
Altera Corp.	106,877	4,586,092
Analog Devices, Inc.	110,690	6,973,470
Applied Materials, Inc.	436,435	9,845,974
Avago Technologies, Ltd.	91,140	11,572,957
Broadcom Corp. - Class A	193,617	8,382,648
First Solar, Inc. (b)	26,718	1,597,469
Intel Corp.	1,682,236	52,603,520
KLA-Tencor Corp.	57,779	3,367,938
Lam Research Corp.	56,589	3,974,528
Linear Technology Corp. (a)	84,962	3,976,222
Microchip Technology, Inc. (a)	71,555	3,499,040
Micron Technology, Inc. (a) (b)	382,663	10,381,647
NVIDIA Corp. (a)	183,412	3,837,896
Skyworks Solutions, Inc.	67,780	6,662,096

Semiconductors & Semiconductor Equipment—(Continued)
Texas Instruments, Inc.	371,947	21,269,789
Xilinx, Inc.	92,862	3,928,063

		156,459,349

Software—3.5%
Adobe Systems, Inc. (b)	169,032	12,498,226
Autodesk, Inc. (b)	80,524	4,721,927
CA, Inc.	113,245	3,692,919
Citrix Systems, Inc. (b)	56,770	3,625,900
Electronic Arts, Inc. (b)	110,445	6,495,823
Intuit, Inc.	98,294	9,530,586
Microsoft Corp.	2,914,000	118,468,670
Oracle Corp.	1,138,670	49,133,611
Red Hat, Inc. (b)	65,149	4,935,037
Salesforce.com, Inc. (b)	214,918	14,358,672
Symantec Corp.	242,382	5,663,255

		233,124,626

Specialty Retail—2.4%
AutoNation, Inc. (b)	26,626	1,712,851
AutoZone, Inc. (b)	11,331	7,729,555
Bed Bath & Beyond, Inc. (a) (b)	65,926	5,061,469
Best Buy Co., Inc.	103,410	3,907,864
CarMax, Inc. (a) (b)	74,596	5,147,870
GameStop Corp. - Class A (a)	38,544	1,463,130
Gap, Inc. (The)	94,210	4,082,119
Home Depot, Inc. (The)	468,095	53,180,273
L Brands, Inc.	87,327	8,234,063
Lowe’s Cos., Inc.	345,579	25,707,622
O’Reilly Automotive, Inc. (a) (b)	36,106	7,807,561
Ross Stores, Inc.	73,522	7,746,278
Staples, Inc.	227,502	3,704,870
Tiffany & Co.	39,974	3,518,112
TJX Cos., Inc. (The)	242,496	16,986,845
Tractor Supply Co.	48,376	4,114,862
Urban Outfitters, Inc. (a) (b)	35,537	1,622,264

		161,727,608

Technology Hardware, Storage & Peripherals—4.8%
Apple, Inc.	2,068,962	257,440,942
EMC Corp.	706,172	18,049,756
Hewlett-Packard Co.	645,600	20,116,896
NetApp, Inc.	110,737	3,926,734
SanDisk Corp.	75,663	4,813,680
Seagate Technology plc (a)	116,626	6,068,051
Western Digital Corp.	77,139	7,020,420

		317,436,479

Textiles, Apparel & Luxury Goods—0.9%
Coach, Inc. (a)	97,975	4,059,104
Fossil Group, Inc. (a) (b)	15,747	1,298,340
Hanesbrands, Inc.	142,364	4,770,618
Michael Kors Holdings, Ltd. (b)	71,309	4,688,567
NIKE, Inc. - Class B	248,567	24,938,727
PVH Corp.	29,287	3,120,823
Ralph Lauren Corp.	21,400	2,814,100

MSF-131

Metropolitan Series Fund

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Textiles, Apparel & Luxury Goods—(Continued)
Under Armour, Inc. - Class A (a) (b)	59,266	$4,785,729
VF Corp.	121,607	9,158,223

		59,634,231

Thrifts & Mortgage Finance—0.1%
Hudson City Bancorp, Inc.	170,969	1,791,755
People’s United Financial, Inc. (a)	109,478	1,664,066

		3,455,821

Tobacco—1.4%
Altria Group, Inc.	699,505	34,989,240
Lorillard, Inc.	127,889	8,357,546
Philip Morris International, Inc.	549,473	41,391,801
Reynolds American, Inc.	109,453	7,542,407

		92,280,994

Trading Companies & Distributors—0.2%
Fastenal Co. (a)	96,562	4,001,046
United Rentals, Inc. (a) (b)	34,284	3,125,329
Veritiv Corp. (b)	4	177
WW Grainger, Inc. (a)	21,321	5,027,705

		12,154,257

Total Common Stocks (Cost $3,706,132,703)		6,501,396,583

Mutual Fund—1.0%

Investment Company Security—1.0%
SPDR S&P 500 ETF Trust (a) (Cost $65,585,238)	313,000	64,612,590

Short-Term Investments—3.9%

Discount Notes—0.6%
Federal Home Loan Bank
0.099%, 05/06/15 (e)	350,000	349,966
0.111%, 07/10/15 (e)	2,350,000	2,349,282
0.121%, 08/11/15 (e)	2,000,000	1,999,120
0.131%, 07/31/15 (e)	3,675,000	3,673,394
0.131%, 08/14/15 (e)	2,425,000	2,423,818
0.136%, 08/07/15 (e)	1,900,000	1,899,088
0.136%, 08/26/15 (e)	2,100,000	2,098,842
0.141%, 09/02/15 (e)	19,700,000	19,688,217
0.146%, 09/22/15 (e)	6,000,000	5,995,795

Discount Notes—(Continued)
Federal National Mortgage Association 0.083%, 05/01/15 (e)	175,000	174,988

		40,652,510

Mutual Fund—3.2%
State Street Navigator Securities Lending MET Portfolio (f)	215,896,647	215,896,647

U.S. Treasury—0.1%
U.S. Treasury Bill
0.032%, 07/16/15 (e)	4,625,000	4,624,568

Total Short-Term Investments (Cost $261,173,725)		261,173,725

Total Investments—103.2% (Cost $4,032,891,666) (g)		6,827,182,898
Other assets and liabilities (net)—(3.2)%		(214,846,306)

Net Assets—100.0%		$6,612,336,592

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2015, the market value of securities loaned was $312,980,449 and the collateral received consisted of cash in the amount of $215,896,647 and non-cash collateral with a value of $105,377,599. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-income producing security.
(c)	Affiliated Issuer.
(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2015, the market value of securities pledged was $10,960,000.
(e)	The rate shown represents current yield to maturity.
(f)	Represents investment of cash collateral received from securities on loan as of March 31, 2015.
(g)	As of March 31, 2015, the aggregate cost of investments was $4,032,891,666. The aggregate unrealized appreciation and depreciation of investments were $2,866,380,523 and $(72,089,291), respectively, resulting in net unrealized appreciation of $2,794,291,232.
(ETF)—	Exchange-Traded Fund

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Depreciation
S&P 500 Index Futures	06/18/15	68	USD	35,191,038	$(157,438)

(USD)—	United States Dollar

MSF-132

Metropolitan Series Fund

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2015:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$6,501,396,583	$—	$—	$6,501,396,583
Total Mutual Fund*	64,612,590	—	—	64,612,590
Short-Term Investments
Discount Notes	—	40,652,510	—	40,652,510
Mutual Fund	215,896,647	—	—	215,896,647
U.S. Treasury	—	4,624,568	—	4,624,568
Total Short-Term Investments	215,896,647	45,277,078	—	261,173,725
Total Investments	$6,781,905,820	$45,277,078	$—	$6,827,182,898

Collateral for securities loaned (Liability)	$—	$(215,896,647)	$—	$(215,896,647)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(157,438)	$—	$—	$(157,438)

*	See Schedule of Investments for additional detailed categorizations.

MSF-133

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—60.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.1%
General Dynamics Corp.	13,483	$1,830,047
Honeywell International, Inc.	79,322	8,274,078
Lockheed Martin Corp.	40,944	8,309,994
Northrop Grumman Corp.	23,508	3,783,848
United Technologies Corp.	69,723	8,171,536

		30,369,503

Air Freight & Logistics—0.4%
United Parcel Service, Inc. - Class B	41,712	4,043,561

Airlines—0.1%
Copa Holdings S.A. - Class A (a)	6,279	633,991

Auto Components—1.2%
Delphi Automotive plc	42,346	3,376,670
Johnson Controls, Inc.	87,328	4,404,824
Magna International, Inc.	63,118	3,374,300

		11,155,794

Automobiles—0.2%
General Motors Co.	37,934	1,422,525

Banks—5.8%
Bank of America Corp.	153,473	2,361,949
BB&T Corp.	42,812	1,669,240
BOC Hong Kong Holdings, Ltd.	191,500	681,235
Citigroup, Inc.	33,005	1,700,418
HSBC Holdings plc	108,289	921,559
JPMorgan Chase & Co.	379,347	22,980,841
PNC Financial Services Group, Inc. (The)	32,138	2,996,547
Sumitomo Mitsui Financial Group, Inc. (a)	51,300	1,965,779
SunTrust Banks, Inc.	22,043	905,747
U.S. Bancorp	85,546	3,735,794
Wells Fargo & Co.	306,687	16,683,773

		56,602,882

Beverages—0.6%
Coca-Cola Co. (The)	28,390	1,151,214
Diageo plc	142,670	3,933,869
Dr Pepper Snapple Group, Inc.	4,883	383,218

		5,468,301

Capital Markets—2.7%
Bank of New York Mellon Corp. (The)	155,369	6,252,049
BlackRock, Inc.	10,022	3,666,449
Franklin Resources, Inc.	73,994	3,797,372
Goldman Sachs Group, Inc. (The)	36,434	6,848,499
Morgan Stanley	49,618	1,770,866
State Street Corp.	55,461	4,078,047

		26,413,282

Chemicals—1.6%
Axalta Coating Systems, Ltd. (b)	37,737	1,042,296
Celanese Corp. - Series A	20,265	1,132,003
E.I. du Pont de Nemours & Co.	19,895	1,421,896

Chemicals—(Continued)
LyondellBasell Industries NV - Class A	53,216	4,672,365
PPG Industries, Inc.	26,874	6,061,162
Praxair, Inc.	7,099	857,133

		15,186,855

Commercial Services & Supplies—0.4%
Tyco International plc	82,724	3,562,095

Communications Equipment—0.3%
Cisco Systems, Inc.	94,551	2,602,516

Consumer Finance—0.5%
American Express Co.	38,860	3,035,743
Discover Financial Services	40,269	2,269,158

		5,304,901

Containers & Packaging—0.1%
Crown Holdings, Inc. (b)	19,430	1,049,609

Distributors—0.1%
LKQ Corp. (b)	28,116	718,645

Diversified Financial Services—0.3%
McGraw Hill Financial, Inc.	9,661	998,947
NASDAQ OMX Group, Inc. (The)	30,606	1,559,070

		2,558,017

Diversified Telecommunication Services—1.8%
AT&T, Inc.	44,620	1,456,843
CenturyLink, Inc.	42,869	1,481,124
Frontier Communications Corp. (a)	453,862	3,199,727
TDC A/S	156,149	1,118,547
Telecom Italia S.p.A. - Risparmio Shares	874,775	822,685
Telefonica Brasil S.A. (ADR) (a)	40,509	619,383
Verizon Communications, Inc. (a)	161,909	7,873,635
Windstream Holdings, Inc.	59,245	438,413

		17,010,357

Electric Utilities—0.9%
American Electric Power Co., Inc.	45,530	2,561,063
Duke Energy Corp.	28,403	2,180,782
Edison International	10,786	673,801
PPL Corp.	108,742	3,660,256

		9,075,902

Electrical Equipment—0.3%
Eaton Corp. plc	45,108	3,064,638

Electronic Equipment, Instruments & Components—0.1%
Hoya Corp.	31,000	1,243,534

Energy Equipment & Services—0.5%
Baker Hughes, Inc.	6,116	388,855
Ensco plc - Class A (a)	100,505	2,117,640

MSF-134

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Energy Equipment & Services—(Continued)
Schlumberger, Ltd.	24,879	$2,075,904

		4,582,399

Food & Staples Retailing—1.7%
CVS Health Corp.	113,906	11,756,239
Kroger Co. (The)	58,714	4,501,015

		16,257,254

Food Products—1.9%
Archer-Daniels-Midland Co.	2,792	132,341
Danone S.A.	35,829	2,411,190
General Mills, Inc.	111,943	6,335,974
Ingredion, Inc.	10,868	845,748
Kellogg Co.	8,679	572,380
Marine Harvest ASA (a)	144,309	1,657,908
Mondelez International, Inc. - Class A	31,197	1,125,899
Nestle S.A.	68,678	5,185,150

		18,266,590

Health Care Equipment & Supplies—1.6%
Abbott Laboratories	116,190	5,383,083
Medtronic plc	84,366	6,579,704
St. Jude Medical, Inc.	49,920	3,264,768

		15,227,555

Health Care Providers & Services—0.8%
AmerisourceBergen Corp.	8,977	1,020,416
Cigna Corp.	13,017	1,684,920
Express Scripts Holding Co. (b)	42,398	3,678,874
Health Net, Inc. (b)	15,763	953,504

		7,337,714

Hotels, Restaurants & Leisure—0.5%
Hilton Worldwide Holdings, Inc. (b)	30,571	905,513
McDonald’s Corp.	25,697	2,503,916
Yum! Brands, Inc.	22,154	1,743,963

		5,153,392

Household Durables—0.0%
Newell Rubbermaid, Inc.	8,863	346,277

Household Products—0.6%
Procter & Gamble Co. (The)	62,320	5,106,501
Reckitt Benckiser Group plc	13,020	1,115,868

		6,222,369

Independent Power and Renewable Electricity Producers—0.1%
NRG Energy, Inc.	39,884	1,004,678

Industrial Conglomerates—1.7%
3M Co.	43,730	7,213,264
Danaher Corp.	91,554	7,772,935
Siemens AG	15,549	1,683,406

		16,669,605

Insurance—3.8%
ACE, Ltd.	51,767	5,771,503
American International Group, Inc.	14,632	801,687
Aon plc	41,491	3,988,115
Chubb Corp. (The)	23,951	2,421,446
Delta Lloyd NV	83,643	1,572,686
Everest Re Group, Ltd.	2,844	494,856
Prudential Financial, Inc.	59,454	4,774,751
Suncorp Group, Ltd.	133,140	1,366,036
Travelers Cos., Inc. (The)	97,214	10,511,750
Validus Holdings, Ltd.	61,732	2,598,917
Zurich Insurance Group AG (b)	7,538	2,553,158

		36,854,905

Internet Software & Services—0.7%
Facebook, Inc. - Class A (b)	71,143	5,849,022
Google, Inc. - Class A (b)	2,411	1,337,381

		7,186,403

IT Services—2.0%
Accenture plc - Class A	82,038	7,686,140
Fidelity National Information Services, Inc.	15,897	1,081,950
Fiserv, Inc. (b)	19,383	1,539,010
International Business Machines Corp.	32,890	5,278,845
Sabre Corp. (a)	45,621	1,108,591
Visa, Inc. - Class A (a)	44,864	2,934,554

		19,629,090

Leisure Products—0.2%
Hasbro, Inc. (a)	31,484	1,991,048
Mattel, Inc. (a)	7,439	169,981

		2,161,029

Life Sciences Tools & Services—0.6%
Thermo Fisher Scientific, Inc.	44,454	5,971,950

Machinery—1.1%
Allison Transmission Holdings, Inc.	31,297	999,626
Caterpillar, Inc. (a)	7,435	595,023
Cummins, Inc.	16,388	2,272,033
Illinois Tool Works, Inc.	35,902	3,487,520
Pentair plc	26,821	1,686,773
Stanley Black & Decker, Inc.	18,306	1,745,660

		10,786,635

Media—3.0%
Comcast Corp. - Special Class A (a)	166,618	9,341,438
Omnicom Group, Inc. (a)	44,801	3,493,582
Time Warner Cable, Inc.	29,763	4,460,878
Time Warner, Inc.	56,318	4,755,492
Time, Inc.	2,148	48,201
Twenty-First Century Fox, Inc. - Class A	43,497	1,471,939
Viacom, Inc. - Class B	18,090	1,235,547
Walt Disney Co. (The)	44,946	4,714,386

		29,521,463

MSF-135

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Metals & Mining—0.3%
Rio Tinto plc	43,262	$1,767,340
Vale S.A. (ADR) (a)	117,635	664,638

		2,431,978

Multi-Utilities—0.4%
GDF Suez	82,926	1,640,896
PG&E Corp.	28,247	1,499,068
Public Service Enterprise Group, Inc.	28,024	1,174,766

		4,314,730

Multiline Retail—1.7%
Kohl’s Corp. (a)	98,946	7,742,525
Target Corp.	105,560	8,663,309

		16,405,834

Oil, Gas & Consumable Fuels—3.9%
Anadarko Petroleum Corp.	28,363	2,348,740
Canadian Natural Resources, Ltd. (a)	24,785	761,147
Chevron Corp.	63,842	6,702,133
EOG Resources, Inc.	27,884	2,556,684
EQT Corp.	15,439	1,279,430
Exxon Mobil Corp.	110,798	9,417,830
Marathon Petroleum Corp.	15,281	1,564,622
Noble Energy, Inc.	42,516	2,079,032
Occidental Petroleum Corp.	40,067	2,924,891
Petroleo Brasileiro S.A. (ADR)	140,507	855,688
Royal Dutch Shell plc - A Shares	74,764	2,221,900
Valero Energy Corp.	49,538	3,151,607
Williams Cos., Inc. (The)	46,105	2,332,452

		38,196,156

Pharmaceuticals—5.3%
Actavis plc (b)	7,028	2,091,673
Bayer AG	9,037	1,357,857
Bristol-Myers Squibb Co.	104,406	6,734,187
Eli Lilly & Co. (a)	85,443	6,207,434
Indivior plc (b)	13,020	36,634
Johnson & Johnson	134,689	13,549,713
Merck & Co., Inc.	184,225	10,589,253
Novartis AG	6,781	670,567
Pfizer, Inc.	234,378	8,154,011
Roche Holding AG	1,947	536,871
Valeant Pharmaceuticals International, Inc. (b)	6,329	1,257,066

		51,185,266

Professional Services—0.1%
Equifax, Inc.	5,074	471,882

Real Estate Investment Trusts—0.5%
Iron Mountain, Inc. (a)	29,290	1,068,499
Medical Properties Trust, Inc. (a)	72,286	1,065,496
Starwood Property Trust, Inc. (a)	41,459	1,007,454

Real Estate Investment Trusts—(Continued)
WP Glimcher, Inc.	95,597	1,589,778

		4,731,227

Road & Rail—0.2%
Canadian National Railway Co.	17,362	1,160,997
Union Pacific Corp.	10,186	1,103,246

		2,264,243

Semiconductors & Semiconductor Equipment—1.6%
Broadcom Corp. - Class A	105,229	4,555,890
Intel Corp.	36,515	1,141,824
Microchip Technology, Inc. (a)	96,717	4,729,461
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	65,137	1,529,417
Texas Instruments, Inc.	68,613	3,923,634

		15,880,226

Software—1.1%
Aspen Technology, Inc. (b)	20,730	797,898
CA, Inc.	38,279	1,248,278
Electronic Arts, Inc. (b)	12,583	740,069
Microsoft Corp.	66,552	2,705,672
Oracle Corp.	89,270	3,852,000
Symantec Corp.	60,666	1,417,461

		10,761,378

Specialty Retail—0.6%
Advance Auto Parts, Inc.	6,571	983,613
Bed Bath & Beyond, Inc. (a) (b)	7,318	561,840
Best Buy Co., Inc.	54,166	2,046,933
L Brands, Inc.	21,451	2,022,615
Staples, Inc.	40,169	654,152

		6,269,153

Technology Hardware, Storage & Peripherals—0.5%
Apple, Inc.	21,058	2,620,247
EMC Corp.	35,324	902,882
Hewlett-Packard Co.	40,357	1,257,524

		4,780,653

Tobacco—2.6%
Altria Group, Inc.	78,407	3,921,918
Imperial Tobacco Group plc	9,048	397,195
Japan Tobacco, Inc.	87,300	2,758,323
Lorillard, Inc.	73,556	4,806,885
Philip Morris International, Inc.	180,216	13,575,671

		25,459,992

Wireless Telecommunication Services—0.1%
Vodafone Group plc	322,365	1,053,502

Total Common Stocks (Cost $422,380,739)		584,872,436

MSF-136

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

U.S. Treasury & Government Agencies—23.6%

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—11.9%
Fannie Mae 15 Yr. Pool
2.500%, 02/01/28	408,184	$420,453
2.500%, 05/01/28	241,231	248,472
3.000%, 03/01/27	164,597	172,864
3.000%, 04/01/27	511,131	536,821
3.000%, TBA (c)	4,000,000	4,185,312
4.500%, 04/01/18	25,467	26,704
4.500%, 06/01/18	62,749	65,797
4.500%, 07/01/18	56,126	58,852
4.500%, 03/01/19	97,491	102,383
4.500%, 06/01/19	61,250	64,335
4.500%, 04/01/20	61,335	64,766
4.500%, 07/01/20	32,674	34,498
5.000%, 11/01/17	51,373	53,984
5.000%, 02/01/18	150,273	157,912
5.000%, 12/01/18	230,929	244,913
5.000%, 07/01/19	129,976	137,879
5.000%, 07/01/20	96,991	103,845
5.000%, 08/01/20	47,800	51,650
5.000%, 12/01/20	156,044	169,042
5.500%, 11/01/17	81,249	85,406
5.500%, 12/01/17	11,842	12,447
5.500%, 01/01/18	65,706	69,068
5.500%, 02/01/18	51,137	53,754
5.500%, 06/01/19	138,107	146,837
5.500%, 07/01/19	110,263	116,974
5.500%, 08/01/19	33,630	35,683
5.500%, 09/01/19	120,752	128,375
5.500%, 01/01/21	57,360	61,881
5.500%, 03/01/21	18,131	19,737
6.000%, 07/01/16	14,073	14,319
6.000%, 01/01/17	14,500	14,752
6.000%, 02/01/17	31,250	32,270
6.000%, 07/01/17	46,460	48,100
6.000%, 08/01/17	5,274	5,468
6.000%, 09/01/17	45,026	46,628
6.000%, 03/01/18	5,498	5,721
6.000%, 11/01/18	30,597	31,860
6.000%, 01/01/21	66,594	71,548
6.000%, 05/01/21	25,448	27,035
Fannie Mae 20 Yr. Pool
6.000%, 11/01/25	36,118	41,149
Fannie Mae 30 Yr. Pool
3.500%, 11/01/41	104,285	109,641
3.500%, 01/01/42	1,037,021	1,096,232
3.500%, 04/01/43	1,157,590	1,217,286
3.500%, 05/01/43	2,317,076	2,436,078
3.500%, 06/01/43	760,594	799,658
3.500%, 07/01/43	1,923,622	2,022,417
3.500%, 09/01/43	2,992,036	3,145,704
4.000%, 02/01/41	230,066	246,666
4.000%, TBA (c)	15,582,000	16,660,567
4.500%, 08/01/33	325,638	356,539
4.500%, 03/01/34	973,659	1,070,164
4.500%, 08/01/40	78,171	85,993
4.500%, 02/01/41	460,857	507,157

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
4.500%, 04/01/41	486,972	538,126
4.500%, 09/01/43	613,613	670,081
4.500%, 04/01/44	3,864,057	4,226,893
5.000%, 11/01/33	176,722	197,355
5.000%, 03/01/34	148,374	165,719
5.000%, 05/01/34	63,505	70,940
5.000%, 08/01/34	64,278	71,810
5.000%, 09/01/34	237,834	265,787
5.000%, 06/01/35	155,777	173,297
5.000%, 07/01/35	508,363	566,535
5.000%, 08/01/35	158,671	176,604
5.000%, 09/01/35	113,550	126,274
5.000%, 10/01/35	454,919	505,855
5.000%, 07/01/39	466,639	523,401
5.000%, 10/01/39	326,766	365,953
5.000%, 11/01/39	128,498	144,170
5.000%, 11/01/40	160,058	179,482
5.000%, 01/01/41	63,694	71,079
5.000%, 03/01/41	120,708	135,356
5.500%, 02/01/33	76,673	86,822
5.500%, 05/01/33	13,976	15,848
5.500%, 06/01/33	272,396	308,514
5.500%, 07/01/33	286,218	324,088
5.500%, 11/01/33	177,536	201,122
5.500%, 12/01/33	25,466	28,739
5.500%, 01/01/34	205,923	232,674
5.500%, 02/01/34	264,595	299,894
5.500%, 03/01/34	63,883	73,356
5.500%, 04/01/34	86,306	97,643
5.500%, 05/01/34	500,643	572,414
5.500%, 06/01/34	590,735	669,486
5.500%, 07/01/34	207,734	235,968
5.500%, 09/01/34	767,225	870,971
5.500%, 10/01/34	888,949	1,007,823
5.500%, 11/01/34	1,105,782	1,259,645
5.500%, 12/01/34	557,122	634,405
5.500%, 01/01/35	513,291	584,941
5.500%, 02/01/35	46,114	52,407
5.500%, 04/01/35	98,961	112,691
5.500%, 07/01/35	46,356	52,625
5.500%, 08/01/35	29,287	32,965
5.500%, 09/01/35	312,960	356,696
6.000%, 02/01/32	209,993	242,030
6.000%, 03/01/34	30,849	35,551
6.000%, 04/01/34	311,683	359,536
6.000%, 06/01/34	394,277	455,644
6.000%, 07/01/34	353,372	405,340
6.000%, 08/01/34	598,207	685,851
6.000%, 10/01/34	318,180	366,873
6.000%, 11/01/34	43,295	49,515
6.000%, 12/01/34	14,741	16,805
6.000%, 08/01/35	84,435	97,367
6.000%, 09/01/35	110,297	127,403
6.000%, 10/01/35	166,893	191,872
6.000%, 11/01/35	35,104	40,420

MSF-137

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
6.000%, 12/01/35	157,281	$180,869
6.000%, 02/01/36	173,818	200,616
6.000%, 04/01/36	185,478	211,325
6.000%, 06/01/36	62,908	72,034
6.000%, 07/01/37	200,151	228,512
6.500%, 06/01/31	56,169	65,340
6.500%, 07/01/31	16,798	19,286
6.500%, 08/01/31	15,272	17,534
6.500%, 09/01/31	58,040	66,636
6.500%, 02/01/32	36,386	41,774
6.500%, 07/01/32	149,687	175,809
6.500%, 08/01/32	131,296	150,740
6.500%, 01/01/33	63,752	76,481
6.500%, 04/01/34	71,202	84,070
6.500%, 06/01/34	36,033	41,369
6.500%, 08/01/34	54,582	62,666
6.500%, 04/01/36	26,691	30,644
6.500%, 05/01/36	113,225	138,352
6.500%, 02/01/37	207,017	237,676
6.500%, 05/01/37	124,626	149,881
6.500%, 07/01/37	98,296	112,854
Fannie Mae Pool
2.410%, 05/01/23	96,878	97,716
2.550%, 05/01/23	155,833	158,663
3.800%, 02/01/18	136,463	145,452
3.849%, 07/01/18	176,297	188,352
3.910%, 02/01/18	197,897	210,481
4.600%, 09/01/19	131,676	146,006
4.880%, 03/01/20	229,016	248,819
4.940%, 08/01/15	50,000	50,328
5.370%, 05/01/18	616,652	685,798
5.443%, 11/01/15	286,562	288,667
5.663%, 02/01/16	200,743	204,419
5.732%, 07/01/16	227,704	238,077
Fannie Mae-ACES
2.578%, 09/25/18	500,000	517,998
Freddie Mac 15 Yr. Gold Pool
4.500%, 05/01/18	25,178	26,402
4.500%, 08/01/18	50,622	53,082
4.500%, 11/01/18	68,910	72,386
4.500%, 01/01/19	131,423	137,810
4.500%, 08/01/19	7,762	8,154
4.500%, 02/01/20	50,785	53,444
4.500%, 08/01/24	470,127	507,159
5.000%, 12/01/17	1,572	1,652
5.000%, 05/01/18	23,731	24,932
5.000%, 09/01/18	71,788	75,477
5.500%, 01/01/19	25,629	26,913
5.500%, 04/01/19	12,667	13,281
5.500%, 06/01/19	9,685	10,191
5.500%, 07/01/19	10,026	10,528
5.500%, 08/01/19	8,102	8,535
5.500%, 02/01/20	6,841	7,209
6.000%, 04/01/16	1,821	1,851
6.000%, 04/01/17	11,305	11,686

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 15 Yr. Gold Pool
6.000%, 07/01/17	6,531	6,696
6.000%, 10/01/17	10,697	11,032
6.000%, 08/01/19	85,228	90,580
6.000%, 09/01/19	12,451	12,822
6.000%, 11/01/19	28,952	30,422
6.000%, 05/01/21	33,788	36,069
6.000%, 10/01/21	61,253	65,953
Freddie Mac 20 Yr. Gold Pool
5.500%, 10/01/24	80,387	90,101
5.500%, 06/01/25	142,451	159,522
5.500%, 07/01/25	79,090	88,642
5.500%, 08/01/25	112,942	126,526
6.000%, 02/01/23	114,265	129,827
6.000%, 12/01/25	50,434	57,301
6.000%, 02/01/26	42,831	48,648
Freddie Mac 30 Yr. Gold Pool
3.000%, 10/01/42	1,668,250	1,706,200
3.000%, 04/01/43	1,801,196	1,844,341
3.000%, 05/01/43	1,568,317	1,606,675
3.500%, 02/01/42	894,635	943,194
3.500%, 04/01/42	524,242	554,971
3.500%, 12/01/42	1,378,182	1,456,152
3.500%, 04/01/43	399,347	421,639
3.500%, 07/01/43	534,649	560,963
3.500%, 08/01/43	906,918	951,863
4.000%, 11/01/40	1,284,937	1,377,029
4.000%, 01/01/41	1,837,314	1,969,356
4.000%, 11/01/43	1,365,473	1,458,673
4.000%, TBA (c)	2,733,000	2,919,186
4.500%, 04/01/35	89,431	97,907
4.500%, 07/01/39	488,136	532,098
4.500%, 09/01/39	248,411	271,003
4.500%, 10/01/39	151,511	165,284
5.000%, 09/01/33	360,449	401,122
5.000%, 03/01/34	84,260	94,343
5.000%, 04/01/34	62,732	69,848
5.000%, 08/01/35	96,285	106,976
5.000%, 10/01/35	184,747	205,671
5.000%, 11/01/35	181,903	202,011
5.000%, 12/01/36	108,272	120,311
5.000%, 07/01/39	815,285	903,141
5.500%, 12/01/33	391,364	442,933
5.500%, 01/01/34	258,630	291,730
5.500%, 04/01/34	59,006	66,597
5.500%, 11/01/34	61,210	69,157
5.500%, 12/01/34	100,887	113,925
5.500%, 05/01/35	43,626	49,170
5.500%, 09/01/35	101,163	114,300
5.500%, 10/01/35	93,488	105,672
6.000%, 04/01/34	114,493	131,408
6.000%, 07/01/34	53,354	60,893
6.000%, 08/01/34	435,916	498,262
6.000%, 09/01/34	7,332	8,332
6.000%, 07/01/35	79,937	91,918
6.000%, 08/01/35	88,052	101,219

MSF-138

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
6.000%, 11/01/35	184,517	$211,949
6.000%, 03/01/36	83,649	95,028
6.000%, 10/01/36	83,987	95,434
6.000%, 03/01/37	8,274	9,401
6.000%, 05/01/37	111,061	126,809
6.000%, 06/01/37	131,035	149,342
6.500%, 05/01/34	30,214	34,613
6.500%, 06/01/34	87,467	101,331
6.500%, 08/01/34	122,225	140,101
6.500%, 10/01/34	125,294	146,472
6.500%, 11/01/34	46,941	53,775
6.500%, 05/01/37	96,259	110,272
6.500%, 07/01/37	147,074	169,602
Freddie Mac Multifamily Structured Pass-Through Certificates (CMO)
1.869%, 11/25/19	363,000	366,920
2.412%, 08/25/18	458,000	473,657
2.456%, 08/25/19	330,000	339,771
2.670%, 12/25/24	507,000	515,071
2.682%, 10/25/22	620,000	639,108
3.111%, 02/25/23	695,000	736,915
3.154%, 02/25/18	118,000	124,150
3.171%, 10/25/24	424,000	448,759
3.250%, 04/25/23 (d)	803,000	859,448
3.320%, 02/25/23 (d)	186,000	199,979
3.458%, 08/25/23 (d)	835,000	904,011
3.808%, 08/25/20	1,030,000	1,126,499
3.882%, 11/25/17 (d)	332,556	353,397
5.085%, 03/25/19	1,226,000	1,383,073
Ginnie Mae I 30 Yr. Pool
3.000%, 02/15/43	629,215	652,267
3.500%, 12/15/41	415,912	442,893
3.500%, 02/15/42	233,745	248,443
4.500%, 09/15/33	141,926	157,749
4.500%, 11/15/39	590,851	653,015
4.500%, 03/15/40	468,115	527,348
4.500%, 04/15/40	704,117	778,198
4.500%, 06/15/40	277,130	310,116
5.000%, 03/15/34	52,384	58,871
5.000%, 06/15/34	123,177	138,619
5.000%, 12/15/34	51,823	57,853
5.000%, 06/15/35	20,000	22,390
5.500%, 11/15/32	178,192	201,677
5.500%, 08/15/33	442,224	504,430
5.500%, 12/15/33	229,498	263,781
5.500%, 09/15/34	164,346	187,225
5.500%, 10/15/35	47,335	53,989
6.000%, 12/15/28	55,272	64,062
6.000%, 12/15/31	53,478	62,126
6.000%, 03/15/32	3,831	4,368
6.000%, 10/15/32	203,038	236,682
6.000%, 01/15/33	81,607	93,514
6.000%, 02/15/33	2,393	2,769
6.000%, 04/15/33	235,480	273,552
6.000%, 08/15/33	1,622	1,856

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae I 30 Yr. Pool
6.000%, 07/15/34	163,021	189,746
6.000%, 09/15/34	44,943	51,239
6.000%, 01/15/38	239,241	280,079
Ginnie Mae II 30 Yr. Pool
3.000%, 06/20/43	1,061,952	1,095,775
3.000%, 07/20/43	623,809	643,685
3.500%, 06/20/43	1,287,839	1,358,939
3.500%, 07/20/43	2,071,188	2,185,537
3.500%, TBA (c)	550,000	576,018
4.000%, 01/20/41	1,721,904	1,848,857
4.000%, 02/20/41	429,208	460,912
4.000%, 04/20/41	321,214	344,930
4.000%, 02/20/42	463,878	497,835
4.500%, 07/20/33	28,496	31,245
4.500%, 09/20/33	18,389	20,151
4.500%, 12/20/34	15,301	16,749
4.500%, 03/20/35	73,745	80,713
4.500%, 01/20/41	461,184	503,753
4.500%, 10/20/43	867,385	942,939
5.000%, 07/20/33	61,440	68,973
6.000%, 01/20/35	63,838	74,260
6.000%, 02/20/35	31,907	36,921
6.000%, 04/20/35	51,253	59,338

		116,001,081

Federal Agencies—0.1%
Financing Corp.
9.650%, 11/02/18	430,000	556,384

U.S. Treasury—11.6%
U.S. Treasury Bonds
2.875%, 05/15/43	1,700,000	1,811,297
4.500%, 02/15/36	293,000	399,144
4.500%, 08/15/39	20,492,000	28,050,023
5.000%, 05/15/37	232,000	337,198
5.250%, 02/15/29	16,000	21,886
5.375%, 02/15/31	276,000	392,179
6.250%, 08/15/23	80,000	107,894
8.500%, 02/15/20 (a)	1,104,000	1,478,238
U.S. Treasury Notes
0.750%, 06/30/17 (a)	26,286,000	26,339,387
0.875%, 12/31/16	13,403,000	13,494,100
2.625%, 02/29/16	800,000	817,125
2.750%, 02/15/19	2,524,100	2,674,559
3.125%, 05/15/19	6,086,000	6,547,203
3.125%, 05/15/21	16,470,000	17,930,428
3.500%, 05/15/20	7,140,000	7,877,983
3.750%, 11/15/18	2,067,000	2,262,396
4.750%, 08/15/17 (a)	2,444,000	2,678,280

		113,219,320

Total U.S. Treasury & Government Agencies (Cost $216,581,122)		229,776,785

MSF-139

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—11.7%

Security Description	Principal Amount*	Value

Aerospace/Defense—0.1%
BAE Systems Holdings, Inc.
5.200%, 08/15/15 (144A)	756,000	$768,001

Agriculture—0.2%
Altria Group, Inc.
2.850%, 08/09/22	1,020,000	1,014,007
BAT International Finance plc
3.250%, 06/07/22 (144A) (a)	1,026,000	1,052,849

		2,066,856

Auto Manufacturers—0.3%
Toyota Motor Credit Corp.
3.200%, 06/17/15	630,000	633,833
3.400%, 09/15/21	880,000	935,795
Volkswagen International Finance NV
2.375%, 03/22/17 (144A) (a)	857,000	876,797

		2,446,425

Banks—2.6%
Banco de Credito del Peru
5.375%, 09/16/20	835,000	916,413
Bank of America Corp.
4.100%, 07/24/23	1,270,000	1,355,151
4.125%, 01/22/24	1,973,000	2,112,759
5.490%, 03/15/19	196,000	216,919
7.625%, 06/01/19	710,000	856,960
Bank One Corp.
8.000%, 04/29/27	100,000	138,879
BBVA Bancomer S.A.
6.750%, 09/30/22 (144A)	810,000	915,867
BNP Paribas S.A.
7.195%, 06/25/37 (144A) (a) (d)	500,000	603,750
BPCE S.A.
12.500%, 09/30/19 (144A) (d)	922,000	1,244,128
Capital One Financial Corp.
6.150%, 09/01/16	1,330,000	1,417,052
Citigroup, Inc.
2.500%, 09/26/18	580,000	591,368
Credit Suisse AG
6.500%, 08/08/23 (144A)	830,000	947,683
Discover Bank
4.200%, 08/08/23	510,000	539,419
Goldman Sachs Group, Inc. (The)
5.625%, 01/15/17	1,351,000	1,448,653
ING Bank NV
5.800%, 09/25/23 (144A)	1,076,000	1,218,160
JPMorgan Chase & Co.
3.250%, 09/23/22	262,000	267,950
6.300%, 04/23/19	1,210,000	1,405,580
KFW
4.875%, 06/17/19	1,290,000	1,474,336
Morgan Stanley
3.875%, 04/29/24	1,081,000	1,136,762
6.625%, 04/01/18	1,343,000	1,527,464

Banks—(Continued)
PNC Funding Corp.
5.625%, 02/01/17	1,080,000	1,161,008
Royal Bank of Scotland Group plc
2.550%, 09/18/15	247,000	248,802
Santander U.S. Debt S.A.
3.781%, 10/07/15 (144A)	500,000	508,126
Swedbank AB
2.125%, 09/29/17 (144A)	231,000	234,543
U.S. Bancorp
3.700%, 01/30/24	785,000	845,098
Wells Fargo & Co.
3.000%, 02/19/25	1,279,000	1,284,500
5.900%, 06/15/24 (a) (d)	594,000	618,503

		25,235,833

Beverages—0.3%
Anheuser-Busch InBev Worldwide, Inc.
8.000%, 11/15/39	1,020,000	1,579,319
Diageo Capital plc
2.625%, 04/29/23	1,020,000	1,014,537

		2,593,856

Biotechnology—0.1%
Gilead Sciences, Inc.
3.500%, 02/01/25	668,000	704,428
3.700%, 04/01/24	312,000	333,155

		1,037,583

Commercial Services—0.2%
ERAC USA Finance LLC
7.000%, 10/15/37 (144A)	1,115,000	1,503,537

Computers—0.0%
Apple, Inc.
3.850%, 05/04/43	370,000	375,843

Diversified Financial Services—0.3%
General Electric Capital Corp.
0.872%, 01/09/20 (d)	1,265,000	1,272,083
2.300%, 01/14/19	940,000	962,053
3.100%, 01/09/23	481,000	495,422

		2,729,558

Electric—0.8%
Berkshire Hathaway Energy Co.
3.750%, 11/15/23 (a)	440,000	469,019
Midamerican Funding LLC
6.927%, 03/01/29	699,000	946,672
Oncor Electric Delivery Co. LLC
7.000%, 09/01/22	795,000	1,018,406
Pacific Gas & Electric Co.
4.600%, 06/15/43	880,000	985,009
PPL Capital Funding, Inc.
3.400%, 06/01/23 (a)	880,000	912,419
5.000%, 03/15/44	296,000	349,978

MSF-140

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Progress Energy, Inc.
3.150%, 04/01/22	1,083,000	$1,116,331
PSEG Power LLC
5.320%, 09/15/16	989,000	1,048,587
State Grid Overseas Investment, Ltd.
2.750%, 05/07/19 (144A) (e)	778,000	792,726
W3A Funding Corp.
8.090%, 01/02/17	249,881	249,897

		7,889,044

Engineering & Construction—0.0%
ABB Finance USA, Inc.
2.875%, 05/08/22	309,000	315,285

Food—0.2%
J.M. Smucker Co. (The)
3.500%, 03/15/25 (144A) (e)	580,000	596,248
Kraft Foods Group, Inc.
3.500%, 06/06/22	412,000	426,282
5.000%, 06/04/42	640,000	708,239
WM Wrigley Jr. Co.
2.400%, 10/21/18 (144A)	248,000	252,444

		1,983,213

Healthcare-Products—0.4%
Becton Dickinson and Co.
2.675%, 12/15/19	596,000	608,765
CareFusion Corp.
6.375%, 08/01/19	1,110,000	1,297,736
Medtronic, Inc.
4.375%, 03/15/35 (144A)	1,010,000	1,098,317
Zimmer Holdings, Inc.
3.550%, 04/01/25	1,222,000	1,247,347

		4,252,165

Healthcare-Services—0.2%
Anthem, Inc.
3.300%, 01/15/23	600,000	609,495
Laboratory Corp. of America Holdings
3.200%, 02/01/22	850,000	860,505
Roche Holdings, Inc.
6.000%, 03/01/19 (144A)	577,000	668,085

		2,138,085

Household Products/Wares—0.1%
Reckitt Benckiser Treasury Services plc
3.625%, 09/21/23 (144A)	1,070,000	1,132,804

Insurance—0.8%
ACE INA Holdings, Inc.
2.700%, 03/13/23	1,000,000	998,626
Allstate Corp. (The)
5.750%, 08/15/53 (d)	318,000	346,223

Insurance—(Continued)
American International Group, Inc.
4.125%, 02/15/24	750,000	811,894
4.875%, 06/01/22	1,770,000	2,011,524
Chubb Corp. (The)
6.375%, 03/29/67 (d)	1,510,000	1,600,600
Liberty Mutual Group, Inc.
4.250%, 06/15/23 (144A)	578,000	615,647
Marsh & McLennan Cos., Inc.
4.800%, 07/15/21	920,000	1,037,846
ZFS Finance USA Trust V
6.500%, 05/09/37 (144A) (d)	491,000	516,777

		7,939,137

Internet—0.1%
Baidu, Inc.
3.500%, 11/28/22	1,110,000	1,126,911

Investment Company Security—0.2%
Temasek Financial I, Ltd.
2.375%, 01/23/23 (144A)	1,790,000	1,778,073

Machinery-Construction & Mining—0.1%
Atlas Copco AB
5.600%, 05/22/17 (144A)	910,000	992,694

Media—0.5%
21st Century Fox America, Inc.
8.500%, 02/23/25	722,000	984,767
Comcast Corp.
2.850%, 01/15/23	990,000	1,006,654
Discovery Communications LLC
4.875%, 04/01/43	620,000	647,848
Grupo Televisa S.A.B.
5.000%, 05/13/45	318,000	330,991
Time Warner Entertainment Co. L.P.
8.375%, 07/15/33	1,240,000	1,818,529

		4,788,789

Mining—0.2%
Corp. Nacional del Cobre de Chile
3.750%, 11/04/20 (144A)	290,000	304,716
Freeport-McMoRan, Inc.
3.875%, 03/15/23	1,010,000	935,670
Rio Tinto Finance USA plc
3.500%, 03/22/22 (a)	900,000	929,835

		2,170,221

Miscellaneous Manufacturing—0.1%
General Electric Co.
2.700%, 10/09/22	800,000	813,682

Multi-National—0.1%
Asian Development Bank
1.125%, 03/15/17	574,000	578,478

MSF-141

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—1.3%
Anadarko Petroleum Corp.
6.375%, 09/15/17	536,000	$596,370
Apache Corp.
3.250%, 04/15/22	421,000	427,826
4.750%, 04/15/43	321,000	335,496
BP Capital Markets plc
4.500%, 10/01/20	306,000	339,427
4.742%, 03/11/21	847,000	945,356
Chevron Corp.
0.427%, 11/15/17 (d)	1,696,000	1,696,792
CNOOC Finance, Ltd.
3.875%, 05/02/22 (144A)	1,010,000	1,051,986
EOG Resources, Inc.
2.625%, 03/15/23 (a)	302,000	301,692
Petro-Canada
6.050%, 05/15/18	1,664,000	1,870,161
Petroleos Mexicanos
3.125%, 01/23/19	352,000	359,040
8.000%, 05/03/19	759,000	907,954
Ras Laffan Liquefied Natural Gas Co., Ltd. III
5.832%, 09/30/16 (144A)	292,358	302,240
Statoil ASA
3.700%, 03/01/24	922,000	984,777
7.750%, 06/15/23	100,000	134,099
Total Capital International S.A.
1.550%, 06/28/17	1,239,000	1,252,899
3.750%, 04/10/24 (a)	910,000	971,753

		12,477,868

Pharmaceuticals—0.5%
AbbVie, Inc.
1.200%, 11/06/15	1,850,000	1,852,701
Actavis Funding SCS
3.800%, 03/15/25	463,000	477,830
4.850%, 06/15/44	537,000	570,377
Express Scripts Holding Co.
2.650%, 02/15/17	1,280,000	1,311,160
Teva Pharmaceutical Finance IV B.V.
3.650%, 11/10/21	572,000	602,429

		4,814,497

Pipelines—0.6%
APT Pipelines, Ltd.
4.200%, 03/23/25 (144A) (e)	1,228,000	1,242,775
Energy Transfer Partners L.P.
3.600%, 02/01/23	558,000	552,754
4.900%, 02/01/24	450,000	482,197
Enterprise Products Operating LLC
6.500%, 01/31/19	908,000	1,049,548
Kinder Morgan Energy Partners L.P.
4.150%, 02/01/24 (a)	691,000	706,296
7.750%, 03/15/32 (a)	625,000	775,636
Spectra Energy Capital LLC
8.000%, 10/01/19	1,253,000	1,518,034

		6,327,240

Real Estate Investment Trusts—0.2%
ERP Operating L.P.
4.625%, 12/15/21	896,000	1,000,850
HCP, Inc.
5.375%, 02/01/21	734,000	826,335

		1,827,185

Retail—0.5%
Gap, Inc. (The)
5.950%, 04/12/21	620,000	711,361
Home Depot, Inc. (The)
3.750%, 02/15/24	600,000	653,918
5.950%, 04/01/41	278,000	371,213
Wal-Mart Stores, Inc.
5.250%, 09/01/35	1,830,000	2,261,143
Walgreens Boots Alliance, Inc.
3.300%, 11/18/21	836,000	860,673
4.500%, 11/18/34	426,000	450,253

		5,308,561

Telecommunications—0.7%
Crown Castle Towers LLC
4.883%, 08/15/20 (144A)	370,000	406,266
6.113%, 01/15/20 (144A)	711,000	811,095
Rogers Communications, Inc.
6.800%, 08/15/18	1,483,000	1,720,453
Verizon Communications, Inc.
6.400%, 09/15/33	1,271,000	1,586,386
6.550%, 09/15/43	1,700,000	2,213,670

		6,737,870

Total Corporate Bonds & Notes (Cost $106,147,563)		114,149,294

Mortgage-Backed Securities—1.8%

Collateralized Mortgage Obligations—0.0%
BlackRock Capital Finance L.P.
7.750%, 09/25/26 (144A) (e)	40,873	2,158

Commercial Mortgage-Backed Securities—1.8%
Credit Suisse Commercial Mortgage Trust
5.695%, 09/15/40 (d)	1,735,738	1,864,127
General Electric Capital Assurance Co.
5.743%, 05/12/35 (144A) (d) (e)	35,000	38,913
Greenwich Capital Commercial Funding Corp.
5.475%, 03/10/39	3,025,000	3,190,328
GS Mortgage Securities Trust
5.796%, 08/10/45 (d)	3,181,253	3,435,454
JP Morgan Chase Commercial Mortgage Securities Trust
5.475%, 04/15/43 (d)	149,394	152,687
5.775%, 06/15/49 (d)	2,207,157	2,360,111
Merrill Lynch / Countrywide Commercial Mortgage Trust
5.736%, 06/12/50 (d)	3,700,015	3,989,974

MSF-142

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Morgan Stanley Capital I, Inc.
0.577%, 11/15/30 (144A) (d) (f)	1,517,018	$33,085
Wachovia Bank Commercial Mortgage Trust
5.707%, 06/15/49 (d)	1,131,867	1,210,399
5.964%, 02/15/51 (d)	1,490,055	1,589,318

		17,864,396

Total Mortgage-Backed Securities (Cost $17,750,896)		17,866,554

Asset-Backed Securities—0.8%

Asset-Backed - Automobile—0.1%
Ford Credit Auto Owner Trust
2.260%, 11/15/25 (144A)	550,000	560,195
2.310%, 04/15/26 (144A)	425,000	432,943

		993,138

Asset-Backed - Home Equity—0.2%
Bayview Financial Revolving Asset Trust
1.778%, 12/28/40 (144A) (d) (e)	858,971	517,603
GMAC Home Equity Loan Trust
5.805%, 10/25/36 (d)	338,811	331,791
Home Equity Loan Trust
5.320%, 12/25/35 (d)	794,457	644,412

		1,493,806

Asset-Backed - Other—0.5%
American Tower Trust I
3.070%, 03/15/48 (144A)	1,000,000	1,003,927
Cent CLO 17, Ltd.
1.555%, 01/30/25 (144A) (d) (e)	831,000	821,458
Dryden XXVI Senior Loan Fund
1.353%, 07/15/25 (144A) (d) (e)	1,068,000	1,054,211
ING Investment Management CLO, Ltd.
1.406%, 04/25/25 (144A) (d) (e)	970,000	957,511
Race Point IV CLO, Ltd.
0.455%, 08/01/21 (144A) (d)	461,157	459,405
Small Business Administration Participation Certificates
4.350%, 07/01/23	338,277	358,128
4.770%, 04/01/24	20,157	21,467
4.950%, 03/01/25	119,849	130,777
4.990%, 09/01/24	63,924	69,453
5.110%, 08/01/25	204,525	222,723
5.180%, 05/01/24	35,942	38,965
5.520%, 06/01/24	88,867	97,815

		5,235,840

Total Asset-Backed Securities (Cost $8,119,459)		7,722,784

Foreign Government—0.4%
Security Description	Principal Amount*/ Shares	Value

Sovereign—0.4%
Egypt Government AID Bond
4.450%, 09/15/15	1,903,000	1,938,139
Iceland Government International Bond
4.875%, 06/16/16 (144A)	970,000	1,009,294
Mexico Government International Bond
4.750%, 03/08/44	909,000	954,450
Peruvian Government International Bond
7.350%, 07/21/25	103,000	140,080

Total Foreign Government (Cost $3,991,758)		4,041,963

Municipals—0.2%
New Jersey State Turnpike Authority
7.414%, 01/01/40 (Cost $1,092,733)	1,050,000	1,577,604

Preferred Stocks—0.2%

Electric Utilities—0.1%
Cia Energetica de Minas Gerais	176,252	707,979

Metals & Mining—0.1%
Vale S.A.	179,100	867,007

Total Preferred Stocks (Cost $3,158,878)		1,574,986

Convertible Preferred Stocks—0.1%

Aerospace & Defense—0.0%
United Technologies Corp.
7.500%, 08/01/15	5,027	309,361

Pharmaceuticals—0.1%
Actavis plc
5.500%, 03/01/18 (b)	560	566,720

Total Convertible Preferred Stocks (Cost $813,156)		876,081

Short-Term Investments—8.7%

Commercial Paper—0.8%
HSBC Americas, Inc.
Zero Coupon, 04/01/15	7,428,000	7,428,000

Mutual Fund—5.5%
State Street Navigator Securities Lending MET Portfolio (g)	53,100,375	53,100,375

MSF-143

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreement—2.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/15 at 0.000% to be repurchased at $23,697,284 on 04/01/15, collateralized by $24,145,000 Federal Home Loan Bank at 0.270% due 10/09/15 with a value of $24,175,181.	23,697,284	$23,697,284

Total Short-Term Investments (Cost $84,225,659)		84,225,659

Total Investments—107.7% (Cost $864,261,963) (h)		1,046,684,146
Other assets and liabilities (net)—(7.7)%		(74,473,047)

Net Assets—100.0%		$972,211,099

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2015, the market value of securities loaned was $68,040,057 and the collateral received consisted of cash in the amount of $53,100,375 and non-cash collateral with a value of $16,859,265. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-income producing security.
(c)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2015. Maturity date shown for callable securities reflects the earliest possible call date.
(e)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2015, the market value of restricted securities was $6,023,603, which is 0.6% of net assets. See details shown in the Restricted Securities table that follows.
(f)	Interest only security.
(g)	Represents investment of cash collateral received from securities on loan as of March 31, 2015.
(h)	As of March 31, 2015, the aggregate cost of investments was $864,261,963. The aggregate unrealized appreciation and depreciation of investments were $195,358,291 and $(12,936,108), respectively, resulting in net unrealized appreciation of $182,422,183.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2015, the market value of 144A securities was $29,327,037, which is 3.0% of net assets.
(ACES)—	Alternative Credit Enhancement Securities.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
APT Pipelines, Ltd.	03/16/15	$1,228,000	$1,226,713	$1,242,775
Bayview Financial Revolving Asset Trust	03/01/06	858,971	858,971	517,603
BlackRock Capital Finance L.P.	05/01/06	40,873	39,388	2,158
Cent CLO 17, Ltd.	09/26/14	831,000	825,806	821,458
Dryden XXVI Senior Loan Fund	09/26/14	1,068,000	1,052,300	1,054,211
General Electric Capital Assurance Co.	09/23/03	35,000	35,175	38,913
ING Investment Management CLO, Ltd.	09/26/14	970,000	958,360	957,511
J.M. Smucker Co. (The)	03/12/15	580,000	579,855	596,248
State Grid Overseas Investment, Ltd.	05/07/14	778,000	772,037	792,726

				$6,023,603

MSF-144

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2015:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$30,369,503	$—	$—	$30,369,503
Air Freight & Logistics	4,043,561	—	—	4,043,561
Airlines	633,991	—	—	633,991
Auto Components	11,155,794	—	—	11,155,794
Automobiles	1,422,525	—	—	1,422,525
Banks	53,034,309	3,568,573	—	56,602,882
Beverages	1,534,432	3,933,869	—	5,468,301
Capital Markets	26,413,282	—	—	26,413,282
Chemicals	15,186,855	—	—	15,186,855
Commercial Services & Supplies	3,562,095	—	—	3,562,095
Communications Equipment	2,602,516	—	—	2,602,516
Consumer Finance	5,304,901	—	—	5,304,901
Containers & Packaging	1,049,609	—	—	1,049,609
Distributors	718,645	—	—	718,645
Diversified Financial Services	2,558,017	—	—	2,558,017
Diversified Telecommunication Services	15,069,125	1,941,232	—	17,010,357
Electric Utilities	9,075,902	—	—	9,075,902
Electrical Equipment	3,064,638	—	—	3,064,638
Electronic Equipment, Instruments & Components	—	1,243,534	—	1,243,534
Energy Equipment & Services	4,582,399	—	—	4,582,399
Food & Staples Retailing	16,257,254	—	—	16,257,254
Food Products	9,012,342	9,254,248	—	18,266,590
Health Care Equipment & Supplies	15,227,555	—	—	15,227,555
Health Care Providers & Services	7,337,714	—	—	7,337,714
Hotels, Restaurants & Leisure	5,153,392	—	—	5,153,392
Household Durables	346,277	—	—	346,277
Household Products	5,106,501	1,115,868	—	6,222,369
Independent Power and Renewable Electricity Producers	1,004,678	—	—	1,004,678
Industrial Conglomerates	14,986,199	1,683,406	—	16,669,605
Insurance	31,363,025	5,491,880	—	36,854,905
Internet Software & Services	7,186,403	—	—	7,186,403
IT Services	19,629,090	—	—	19,629,090
Leisure Products	2,161,029	—	—	2,161,029
Life Sciences Tools & Services	5,971,950	—	—	5,971,950
Machinery	10,786,635	—	—	10,786,635
Media	29,521,463	—	—	29,521,463
Metals & Mining	664,638	1,767,340	—	2,431,978

MSF-145

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Multi-Utilities	$2,673,834	$1,640,896	$—	$4,314,730
Multiline Retail	16,405,834	—	—	16,405,834
Oil, Gas & Consumable Fuels	35,974,256	2,221,900	—	38,196,156
Pharmaceuticals	48,583,337	2,601,929	—	51,185,266
Professional Services	471,882	—	—	471,882
Real Estate Investment Trusts	4,731,227	—	—	4,731,227
Road & Rail	2,264,243	—	—	2,264,243
Semiconductors & Semiconductor Equipment	15,880,226	—	—	15,880,226
Software	10,761,378	—	—	10,761,378
Specialty Retail	6,269,153	—	—	6,269,153
Technology Hardware, Storage & Peripherals	4,780,653	—	—	4,780,653
Tobacco	22,304,474	3,155,518	—	25,459,992
Wireless Telecommunication Services	—	1,053,502	—	1,053,502
Total Common Stocks	544,198,741	40,673,695	—	584,872,436
Total U.S. Treasury & Government Agencies*	—	229,776,785	—	229,776,785
Total Corporate Bonds & Notes*	—	114,149,294	—	114,149,294
Total Mortgage-Backed Securities*	—	17,866,554	—	17,866,554
Total Asset-Backed Securities*	—	7,722,784	—	7,722,784
Total Foreign Government*	—	4,041,963	—	4,041,963
Total Municipals	—	1,577,604	—	1,577,604
Preferred Stocks
Electric Utilities	—	707,979	—	707,979
Metals & Mining	867,007	—	—	867,007
Total Preferred Stocks	867,007	707,979	—	1,574,986
Total Convertible Preferred Stocks*	876,081	—	—	876,081
Short-Term Investments
Commercial Paper	—	7,428,000	—	7,428,000
Mutual Fund	53,100,375	—	—	53,100,375
Repurchase Agreement	—	23,697,284	—	23,697,284
Total Short-Term Investments	53,100,375	31,125,284	—	84,225,659
Total Investments	$599,042,204	$447,641,942	$—	$1,046,684,146

Collateral for securities loaned (Liability)	$—	$(53,100,375)	$—	$(53,100,375)

*	See Schedule of Investments for additional detailed categorizations.

Transfers from Level 2 to Level 1 in the amount of $1,346,770 were due to the discontinuation of a systematic fair valuation model factor.

MSF-146

Metropolitan Series Fund

MFS Value Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—99.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—7.3%
Honeywell International, Inc.	716,478	$74,735,820
Lockheed Martin Corp.	353,114	71,668,018
Northrop Grumman Corp.	180,610	29,070,986
United Technologies Corp.	594,306	69,652,663

		245,127,487

Air Freight & Logistics—1.3%
United Parcel Service, Inc. - Class B	459,811	44,574,078

Auto Components—1.8%
Delphi Automotive plc	327,113	26,083,991
Johnson Controls, Inc.	662,364	33,409,640

		59,493,631

Banks—10.7%
Citigroup, Inc.	219,987	11,333,730
JPMorgan Chase & Co.	2,335,671	141,494,949
PNC Financial Services Group, Inc. (The)	343,036	31,984,677
U.S. Bancorp	1,440,694	62,915,107
Wells Fargo & Co.	2,014,694	109,599,354

		357,327,817

Beverages—1.5%
Diageo plc	1,550,025	42,739,152
Dr Pepper Snapple Group, Inc.	82,316	6,460,160

		49,199,312

Capital Markets—6.2%
Bank of New York Mellon Corp. (The)	1,018,382	40,979,692
BlackRock, Inc.	91,600	33,510,944
Franklin Resources, Inc.	755,264	38,760,148
Goldman Sachs Group, Inc. (The)	333,543	62,696,078
State Street Corp.	408,335	30,024,873

		205,971,735

Chemicals—1.7%
E.I. du Pont de Nemours & Co.	109,563	7,830,468
PPG Industries, Inc.	212,627	47,955,893

		55,786,361

Commercial Services & Supplies—1.2%
Tyco International plc	956,350	41,180,431

Consumer Finance—0.6%
American Express Co.	237,170	18,527,720

Containers & Packaging—0.5%
Crown Holdings, Inc. (a)	325,119	17,562,928

Diversified Financial Services—1.3%
McGraw Hill Financial, Inc.	162,635	16,816,459
NASDAQ OMX Group, Inc. (The)	518,565	26,415,701

		43,232,160

Diversified Telecommunication Services—2.0%
AT&T, Inc.	268,924	$8,780,369
Verizon Communications, Inc.	1,181,667	57,464,466

		66,244,835

Electric Utilities—0.7%
Duke Energy Corp.	287,610	22,082,696

Electrical Equipment—0.8%
Eaton Corp. plc	418,447	28,429,289

Energy Equipment & Services—0.8%
Baker Hughes, Inc.	102,635	6,525,533
Schlumberger, Ltd.	249,232	20,795,918

		27,321,451

Food & Staples Retailing—2.0%
CVS Health Corp.	633,282	65,361,035

Food Products—4.2%
Archer-Daniels-Midland Co.	46,822	2,219,363
Danone S.A.	354,652	23,867,073
General Mills, Inc.	915,070	51,792,962
Kellogg Co.	147,929	9,755,917
Nestle S.A.	711,669	53,730,604

		141,365,919

Health Care Equipment & Supplies—3.9%
Abbott Laboratories	900,311	41,711,409
Medtronic plc	858,858	66,982,335
St. Jude Medical, Inc.	348,202	22,772,411

		131,466,155

Health Care Providers & Services—1.1%
Express Scripts Holding Co. (a)	413,697	35,896,489

Hotels, Restaurants & Leisure—0.8%
McDonald’s Corp.	272,886	26,590,012

Household Durables—0.2%
Newell Rubbermaid, Inc.	148,318	5,794,784

Household Products—0.5%
Procter & Gamble Co. (The)	194,656	15,950,113

Industrial Conglomerates—3.4%
3M Co.	419,515	69,198,999
Danaher Corp.	505,512	42,917,969

		112,116,968

Insurance—7.4%
ACE, Ltd.	328,788	36,656,574
Aon plc	411,033	39,508,492
Chubb Corp. (The)	408,093	41,258,202
Prudential Financial, Inc.	580,873	46,649,911

MSF-147

Metropolitan Series Fund

MFS Value Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—(Continued)
Travelers Cos., Inc. (The)	758,025	$81,965,243

		246,038,422

IT Services—5.2%
Accenture plc - Class A	897,442	84,081,341
Fidelity National Information Services, Inc.	266,051	18,107,431
Fiserv, Inc. (a)	324,386	25,756,248
International Business Machines Corp.	283,361	45,479,441

		173,424,461

Leisure Products—0.6%
Hasbro, Inc. (b)	274,784	17,377,340
Mattel, Inc.	125,211	2,861,072

		20,238,412

Life Sciences Tools & Services—1.1%
Thermo Fisher Scientific, Inc.	283,907	38,140,066

Machinery—1.5%
Illinois Tool Works, Inc.	244,754	23,775,404
Pentair plc	198,117	12,459,578
Stanley Black & Decker, Inc.	160,141	15,271,046

		51,506,028

Media—4.5%
Comcast Corp. - Special Class A (b)	676,061	37,903,360
Omnicom Group, Inc.	505,933	39,452,655
Time Warner, Inc.	335,336	28,315,772
Time, Inc.	36,111	810,331
Viacom, Inc. - Class B	302,648	20,670,858
Walt Disney Co. (The)	226,750	23,783,808

		150,936,784

Multiline Retail—2.1%
Kohl’s Corp. (b)	126,054	9,863,725
Target Corp.	717,109	58,853,136

		68,716,861

Oil, Gas & Consumable Fuels—4.7%
Chevron Corp.	433,617	45,521,113
EOG Resources, Inc.	207,306	19,007,887
Exxon Mobil Corp.	687,866	58,468,610
Occidental Petroleum Corp.	447,591	32,674,143

		155,671,753

Pharmaceuticals—8.3%
Johnson & Johnson	1,122,831	112,956,799
Merck & Co., Inc.	777,060	44,665,409
Novartis AG	113,551	11,228,962
Pfizer, Inc.	2,854,533	99,309,203
Roche Holding AG	32,574	8,982,043

		277,142,416

Professional Services—0.2%
Equifax, Inc.	85,788	7,978,284

Road & Rail—0.6%
Canadian National Railway Co.	291,867	19,517,146

Semiconductors & Semiconductor Equipment—1.2%
Texas Instruments, Inc.	726,914	41,568,577

Software—1.0%
Oracle Corp.	760,746	32,826,190

Specialty Retail—0.8%
Advance Auto Parts, Inc.	110,782	16,582,957
Bed Bath & Beyond, Inc. (a) (b)	117,721	9,038,030

		25,620,987

Tobacco—4.8%
Altria Group, Inc.	374,740	18,744,495
Imperial Tobacco Group plc	152,288	6,685,236
Lorillard, Inc.	544,104	35,557,196
Philip Morris International, Inc.	1,329,221	100,130,218

		161,117,145

Wireless Telecommunication Services—0.5%
Vodafone Group plc	5,397,329	17,638,695

Total Common Stocks (Cost $2,385,497,528)		3,304,685,633

Convertible Preferred Stock—0.1%

Aerospace & Defense—0.1%
United Technologies Corp. 7.500%, 08/01/15 (b) (Cost $2,885,058)	55,377	3,407,901

Short-Term Investments—2.1%

Commercial Paper—0.1%
HSBC Americas, Inc. 0.000%, 04/01/15	5,152,000	5,152,000

Mutual Fund—1.5%
State Street Navigator Securities Lending MET Portfolio (c)	49,276,582	49,276,582

MSF-148

Metropolitan Series Fund

MFS Value Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreement—0.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/15 at 0.000% to be repurchased at $16,433,664 on 04/01/15, collateralized by $16,600,000 Federal National Mortgage Association at 2.000% due 08/18/15 with a value of $16,766,000.	16,433,664	$16,433,664

Total Short-Term Investments (Cost $70,862,246)		70,862,246

Total Investments—101.2% (Cost $2,459,244,832) (d)		3,378,955,780
Other assets and liabilities (net)—(1.2)%		(39,367,860)

Net Assets—100.0%		$3,339,587,920

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2015, the market value of securities loaned was $52,783,152 and the collateral received consisted of cash in the amount of $49,276,582 and non-cash collateral with a value of $4,433,723. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2015.
(d)	As of March 31, 2015, the aggregate cost of investments was $2,459,244,832. The aggregate unrealized appreciation and depreciation of investments were $948,023,855 and $(28,312,907), respectively, resulting in net unrealized appreciation of $919,710,948.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2015:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$245,127,487	$—	$—	$245,127,487
Air Freight & Logistics	44,574,078	—	—	44,574,078
Auto Components	59,493,631	—	—	59,493,631
Banks	357,327,817	—	—	357,327,817
Beverages	6,460,160	42,739,152	—	49,199,312
Capital Markets	205,971,735	—	—	205,971,735
Chemicals	55,786,361	—	—	55,786,361
Commercial Services & Supplies	41,180,431	—	—	41,180,431
Consumer Finance	18,527,720	—	—	18,527,720
Containers & Packaging	17,562,928	—	—	17,562,928
Diversified Financial Services	43,232,160	—	—	43,232,160
Diversified Telecommunication Services	66,244,835	—	—	66,244,835
Electric Utilities	22,082,696	—	—	22,082,696
Electrical Equipment	28,429,289	—	—	28,429,289
Energy Equipment & Services	27,321,451	—	—	27,321,451

MSF-149

Metropolitan Series Fund

MFS Value Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Food & Staples Retailing	$65,361,035	$—	$—	$65,361,035
Food Products	63,768,242	77,597,677	—	141,365,919
Health Care Equipment & Supplies	131,466,155	—	—	131,466,155
Health Care Providers & Services	35,896,489	—	—	35,896,489
Hotels, Restaurants & Leisure	26,590,012	—	—	26,590,012
Household Durables	5,794,784	—	—	5,794,784
Household Products	15,950,113	—	—	15,950,113
Industrial Conglomerates	112,116,968	—	—	112,116,968
Insurance	246,038,422	—	—	246,038,422
IT Services	173,424,461	—	—	173,424,461
Leisure Products	20,238,412	—	—	20,238,412
Life Sciences Tools & Services	38,140,066	—	—	38,140,066
Machinery	51,506,028	—	—	51,506,028
Media	150,936,784	—	—	150,936,784
Multiline Retail	68,716,861	—	—	68,716,861
Oil, Gas & Consumable Fuels	155,671,753	—	—	155,671,753
Pharmaceuticals	256,931,411	20,211,005	—	277,142,416
Professional Services	7,978,284	—	—	7,978,284
Road & Rail	19,517,146	—	—	19,517,146
Semiconductors & Semiconductor Equipment	41,568,577	—	—	41,568,577
Software	32,826,190	—	—	32,826,190
Specialty Retail	25,620,987	—	—	25,620,987
Tobacco	154,431,909	6,685,236	—	161,117,145
Wireless Telecommunication Services	—	17,638,695	—	17,638,695
Total Common Stocks	3,139,813,868	164,871,765	—	3,304,685,633
Total Convertible Preferred Stock*	3,407,901	—	—	3,407,901
Short-Term Investments
Commercial Paper	—	5,152,000	—	5,152,000
Mutual Fund	49,276,582	—	—	49,276,582
Repurchase Agreement	—	16,433,664	—	16,433,664
Total Short-Term Investments	49,276,582	21,585,664	—	70,862,246
Total Investments	$3,192,498,351	$186,457,429	$—	$3,378,955,780

Collateral for securities loaned (Liability)	$—	$(49,276,582)	$—	$(49,276,582)

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2014	Realized Gain	Change in Unrealized Depreciation	Sales	Balance as of March 31, 2015	Change in Unrealized Appreciation/ (Depreciation) from Investments Still Held at March 31, 2015
Common Stocks
Real Estate Management & Development	$6,471,443	$3,630,742	$(2,798,267)	$(7,303,918)	$—	$—

MSF-150

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—94.4% of Net Assets

Security Description	Shares	Value

Australia—6.9%
AGL Energy, Ltd.	49,491	$573,735
ALS, Ltd. (a)	31,592	118,958
Alumina, Ltd.	191,453	234,225
Amcor, Ltd.	95,202	1,018,843
AMP, Ltd.	234,994	1,152,353
APA Group	78,818	544,564
Asciano, Ltd.	86,457	417,925
ASX, Ltd.	16,055	506,702
Aurizon Holdings, Ltd.	157,842	583,535
AusNet Services	106,030	118,047
Australia & New Zealand Banking Group, Ltd.	203,759	5,695,979
Bank of Queensland, Ltd.	24,917	262,013
Bendigo and Adelaide Bank, Ltd.	35,779	342,285
BHP Billiton, Ltd.	237,369	5,544,880
Boral, Ltd.	61,162	298,180
Brambles, Ltd.	111,315	977,632
Caltex Australia, Ltd.	9,532	254,157
Coca-Cola Amatil, Ltd.	42,510	349,428
Cochlear, Ltd. (a)	5,478	377,955
Commonwealth Bank of Australia	119,762	8,523,845
Computershare, Ltd.	41,806	405,180
Crown Resorts, Ltd.	29,464	299,823
CSL, Ltd.	35,655	2,504,534
Dexus Property Group (REIT)	65,315	377,104
Federation Centres, Ltd. (REIT)	91,872	212,862
Fortescue Metals Group, Ltd. (a)	100,245	148,985
Goodman Group (REIT)	139,425	673,794
GPT Group (REIT)	121,517	423,392
Harvey Norman Holdings, Ltd.	44,000	149,267
Healthscope, Ltd.	84,711	197,629
Iluka Resources, Ltd.	29,031	187,600
Incitec Pivot, Ltd.	152,808	473,727
Insurance Australia Group, Ltd.	184,566	858,045
Lend Lease Group	37,629	476,802
Macquarie Group, Ltd.	22,297	1,299,451
Medibank Pvt, Ltd. (b)	199,900	353,866
Mirvac Group (REIT)	298,553	457,309
National Australia Bank, Ltd.	174,908	5,136,321
Newcrest Mining, Ltd. (b)	54,807	557,256
Novion Property Group (REIT)	151,292	289,218
Orica, Ltd. (a)	26,176	398,423
Origin Energy, Ltd.	78,717	676,671
QBE Insurance Group, Ltd.	108,452	1,076,530
Ramsay Health Care, Ltd.	8,883	455,024
REA Group, Ltd. (a)	3,716	136,871
Rio Tinto, Ltd.	31,918	1,387,901
Santos, Ltd.	67,710	366,329
Scentre Group (REIT)	398,014	1,134,268
Seek, Ltd.	22,233	290,136
Sonic Healthcare, Ltd.	32,696	509,489
Stockland (REIT)	161,293	552,874
Suncorp Group, Ltd.	92,598	952,938
Sydney Airport	80,467	317,615
TABCORP Holdings, Ltd.	54,472	197,016
Tatts Group, Ltd.	123,533	375,188
Telstra Corp., Ltd.	317,665	1,529,105

Australia—(Continued)
Toll Holdings, Ltd.	51,709	349,218
Transurban Group	141,082	1,024,862
Treasury Wine Estates, Ltd.	46,412	180,936
Wesfarmers, Ltd.	83,181	2,787,770
Westfield Corp. (REIT)	143,754	1,046,020
Westpac Banking Corp.	229,750	6,894,366
Woodside Petroleum, Ltd.	54,061	1,418,540
Woolworths, Ltd. (a)	93,350	2,097,057

		69,532,553

Austria—0.2%
Andritz AG (a)	5,184	309,644
Erste Group Bank AG	22,499	553,693
IMMOFINANZ AG (a) (b)	66,338	194,729
OMV AG	13,980	383,246
Voestalpine AG	9,525	347,803

		1,789,115

Belgium—1.3%
Ageas	15,573	558,478
Anheuser-Busch InBev NV	59,328	7,248,889
Belgacom S.A.	10,680	373,583
Colruyt S.A.	5,430	235,997
Delhaize Group S.A.	7,008	629,902
Groupe Bruxelles Lambert S.A.	5,864	485,088
KBC Groep NV (b)	17,912	1,107,035
Solvay S.A.	4,588	662,821
Telenet Group Holding NV (b)	4,184	229,898
UCB S.A.	8,852	637,143
Umicore S.A.	8,519	354,855

		12,523,689

Denmark—1.6%
AP Moeller - Maersk A/S - Class A (a)	274	556,230
AP Moeller - Maersk A/S - Class B (a)	566	1,182,324
Carlsberg A/S - Class B (a)	7,997	659,647
Coloplast A/S - Class B	8,608	650,712
Danske Bank A/S	47,275	1,246,314
DSV A/S	13,261	412,191
ISS A/S (b)	7,063	222,278
Novo Nordisk A/S - Class B	148,072	7,914,452
Novozymes A/S - B Shares	17,609	804,510
Pandora A/S (a)	8,100	737,666
TDC A/S	59,338	424,609
Tryg A/S (a)	1,747	205,623
Vestas Wind Systems A/S	15,700	649,344

		15,665,900

Finland—0.8%
Elisa Oyj (a)	9,437	237,071
Fortum Oyj	31,487	659,248
Kone Oyj - Class B (a)	24,546	1,086,836
Metso Oyj (a)	7,511	219,021
Neste Oil Oyj	9,073	237,639
Nokia Oyj	280,943	2,143,616

MSF-151

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Finland—(Continued)
Nokian Renkaat Oyj (a)	7,322	$218,001
Orion Oyj - Class B	6,402	180,334
Sampo Oyj - A Shares	33,940	1,713,013
Stora Enso Oyj - R Shares	40,497	416,744
UPM-Kymmene Oyj	38,111	741,146
Wartsila Oyj Abp (a)	9,889	437,526

		8,290,195

France—8.9%
Accor S.A.	15,368	801,738
Aeroports de Paris	2,209	263,935
Air Liquide S.A.	25,210	3,238,991
Alcatel-Lucent (b)	228,275	862,883
Alstom S.A. (b)	17,917	550,915
Arkema S.A.	5,073	399,951
AtoS	6,339	434,742
AXA S.A.	134,075	3,376,992
BNP Paribas S.A.	78,180	4,749,209
Bollore S.A.	61,600	327,916
Bouygues S.A.	12,810	502,657
Bureau Veritas S.A.	15,060	323,301
Cap Gemini S.A.	9,915	813,147
Carrefour S.A.	41,615	1,385,792
Casino Guichard Perrachon S.A.	4,364	385,598
Christian Dior SE	3,972	745,243
Cie de St-Gobain	33,024	1,447,127
Cie Generale des Etablissements Michelin	14,364	1,428,522
CNP Assurances	10,520	183,809
Credit Agricole S.A.	81,041	1,190,088
Danone S.A.	42,774	2,875,221
Dassault Systemes S.A.	10,162	687,707
Edenred	13,868	345,301
Electricite de France S.A.	17,389	417,179
Essilor International S.A.	15,773	1,809,007
Eurazeo S.A.	2,249	154,108
Eutelsat Communications S.A.	10,813	357,597
Fonciere Des Regions (REIT) (b)	101	9,736
Fonciere Des Regions (REIT)	1,625	160,580
GDF Suez	105,297	2,081,138
Gecina S.A. (REIT)	1,986	268,331
Groupe Eurotunnel S.A.	32,808	469,709
Hermes International	1,907	672,382
ICADE (REIT)	3,450	311,230
Iliad S.A.	1,838	428,919
Imerys S.A.	2,253	165,342
JCDecaux S.A.	4,706	157,874
Kering	5,893	1,150,524
Klepierre (REIT)	14,446	708,833
L’Oreal S.A.	18,411	3,385,974
Lafarge S.A.	13,327	863,238
Lagardere SCA	8,303	248,391
Legrand S.A.	20,811	1,120,281
LVMH Moet Hennessy Louis Vuitton SE	20,755	3,658,624
Natixis S.A.	80,165	597,944
Numericable-SFR (b)	6,900	375,839
Orange S.A.	137,169	2,204,316

France—(Continued)
Pernod-Ricard S.A.	15,449	1,820,926
Peugeot S.A. (b)	27,000	452,008
Publicis Groupe S.A.	13,551	1,045,050
Renault S.A.	14,233	1,295,617
Rexel S.A.	20,012	377,083
Safran S.A.	19,416	1,355,326
Sanofi	87,761	8,625,731
Schneider Electric SE	38,061	2,957,082
SCOR SE	11,686	394,249
SES S.A.	24,380	861,930
Societe BIC S.A.	1,753	249,381
Societe Generale S.A.	52,822	2,550,838
Sodexo S.A.	6,625	645,690
Suez Environnement Co.	22,682	389,040
Technip S.A.	6,959	421,275
Thales S.A.	6,811	377,615
Total S.A. (a)	157,958	7,849,481
Unibail-Rodamco SE (REIT)	7,239	1,951,405
Valeo S.A.	5,216	778,841
Vallourec S.A.	8,091	197,459
Veolia Environnement S.A.	28,889	546,238
Vinci S.A.	35,881	2,051,033
Vivendi S.A.	89,665	2,226,783
Wendel S.A.	2,267	269,933
Zodiac Aerospace	12,210	404,187

		89,192,082

Germany—8.4%
Adidas AG (a)	15,290	1,210,815
Allianz SE	33,694	5,847,919
Axel Springer SE	3,006	177,565
BASF SE	67,792	6,737,882
Bayer AG	61,029	9,159,262
Bayerische Motoren Werke (BMW) AG	24,450	3,056,372
Beiersdorf AG (a)	8,420	731,501
Brenntag AG	12,657	757,912
Commerzbank AG (b)	75,217	1,035,882
Continental AG	8,442	1,997,249
Daimler AG (a)	71,067	6,836,782
Deutsche Annington Immobilien SE	25,219	851,113
Deutsche Bank AG	101,837	3,538,996
Deutsche Boerse AG	13,869	1,132,849
Deutsche Lufthansa AG	17,782	249,776
Deutsche Post AG	70,487	2,202,445
Deutsche Telekom AG	231,391	4,232,047
Deutsche Wohnen AG	20,600	527,631
E.ON SE	145,720	2,168,632
Fraport AG Frankfurt Airport Services Worldwide	2,305	137,808
Fresenius Medical Care AG & Co. KGaA	15,540	1,291,852
Fresenius SE & Co. KGaA	27,969	1,668,265
GEA Group AG	12,718	614,394
Hannover Rueck SE	5,287	546,234
HeidelbergCement AG	10,797	855,619
Henkel AG & Co. KGaA	8,633	891,822
Hugo Boss AG	4,163	506,329

MSF-152

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Germany—(Continued)
Infineon Technologies AG	79,317	$948,603
K&S AG	11,843	386,836
Kabel Deutschland Holding AG (b)	1,650	214,422
Lanxess AG	7,402	394,461
Linde AG	13,518	2,752,699
MAN SE	3,022	318,102
Merck KGaA	9,291	1,041,516
Metro AG (a)	11,432	387,893
Muenchener Rueckversicherungs-Gesellschaft AG	12,534	2,701,731
OSRAM Licht AG	5,714	283,219
ProSiebenSat.1 Media AG	15,354	753,650
RTL Group S.A. (Frankfurt Exchange) (b)	2,700	259,335
RWE AG	34,949	892,545
SAP SE	68,011	4,932,918
Siemens AG	58,520	6,328,275
Symrise AG	8,990	567,965
Telefonica Deutschland Holding AG (b)	38,600	222,867
ThyssenKrupp AG	31,754	832,842
TUI AG	20,000	351,379
TUI AG	12,856	226,244
United Internet AG	8,781	399,897
Volkswagen AG	2,495	643,208

		84,805,560

Hong Kong—3.0%
AIA Group, Ltd.	889,200	5,567,068
ASM Pacific Technology, Ltd. (a)	14,200	147,924
Bank of East Asia, Ltd.	103,920	413,955
BOC Hong Kong Holdings, Ltd.	290,465	1,033,237
Cathay Pacific Airways, Ltd.	87,000	200,981
Cheung Kong Infrastructure Holdings, Ltd.	43,000	370,108
CK Hutchison Holdings, Ltd.	105,000	2,149,325
CLP Holdings, Ltd.	147,377	1,284,033
First Pacific Co., Ltd.	173,250	173,375
Galaxy Entertainment Group, Ltd.	181,000	818,320
Hang Lung Properties, Ltd.	161,000	451,194
Hang Seng Bank, Ltd.	60,800	1,096,740
Henderson Land Development Co., Ltd.	81,070	568,068
HKT Trust / HKT, Ltd.	189,980	244,489
Hong Kong & China Gas Co., Ltd.	442,163	1,018,757
Hong Kong Exchanges and Clearing, Ltd.	85,000	2,076,900
Hutchison Whampoa International, Ltd.	160,000	2,211,081
Hysan Development Co., Ltd.	45,000	196,717
Kerry Properties, Ltd.	46,500	161,803
Li & Fung, Ltd.	429,600	419,037
Link REIT (The) (REIT)	181,141	1,111,144
MGM China Holdings, Ltd.	71,200	134,156
MTR Corp., Ltd.	95,000	450,067
New World Development Co., Ltd.	348,707	403,985
Noble Group, Ltd.	305,909	203,943
NWS Holdings, Ltd.	93,000	156,324
PCCW, Ltd.	281,000	171,227
Power Assets Holdings, Ltd.	99,549	1,012,164
Sands China, Ltd.	190,000	786,053
Sino Land Co., Ltd.	193,600	314,442

Hong Kong—(Continued)
SJM Holdings, Ltd. (a)	141,000	183,745
Sun Hung Kai Properties, Ltd.	126,250	1,945,093
Swire Pacific, Ltd. - Class A	43,317	586,658
Swire Properties, Ltd.	83,600	271,619
Techtronic Industries Co., Ltd.	96,000	324,563
WH Group, Ltd. (144A) (b)	270,000	153,636
Wharf Holdings, Ltd. (The)	104,976	730,394
Wheelock & Co., Ltd.	68,000	347,535
Wynn Macau, Ltd. (a)	104,000	224,322
Yue Yuen Industrial Holdings, Ltd.	50,500	179,224

		30,293,406

Ireland—0.8%
Bank of Ireland (b)	2,013,826	762,962
CRH plc	59,982	1,559,921
Experian plc	72,050	1,194,097
James Hardie Industries plc	30,172	349,928
Kerry Group plc - Class A	13,003	872,333
Shire plc	44,035	3,504,277

		8,243,518

Israel—0.6%
Bank Hapoalim B.M.	85,977	414,247
Bank Leumi Le-Israel B.M. (b)	101,093	375,443
Bezeq The Israeli Telecommunication Corp., Ltd.	178,026	331,923
Israel Chemicals, Ltd.	45,583	324,272
NICE Systems, Ltd.	5,213	318,818
Teva Pharmaceutical Industries, Ltd.	64,080	3,994,409

		5,759,112

Italy—2.0%
Assicurazioni Generali S.p.A.	86,150	1,693,397
Atlantia S.p.A.	28,975	759,845
Banca Monte dei Paschi di Siena S.p.A. (a) (b)	305,070	201,961
Banco Popolare SC (b)	24,000	374,347
Enel Green Power S.p.A.	152,537	284,769
Enel S.p.A.	474,939	2,136,783
ENI S.p.A.	188,316	3,255,570
Exor S.p.A.	6,830	309,607
Finmeccanica S.p.A. (b)	28,782	341,815
Intesa Sanpaolo S.p.A.	933,282	3,163,365
Intesa Sanpaolo S.p.A. - Risparmio Shares	65,400	203,118
Luxottica Group S.p.A.	11,742	744,608
Mediobanca S.p.A.	44,816	429,184
Pirelli & C S.p.A.	17,048	281,103
Prysmian S.p.A.	13,126	270,094
Saipem S.p.A. (a) (b)	18,391	187,380
Snam S.p.A.	154,632	748,128
Telecom Italia S.p.A. (a) (b)	780,821	914,371
Telecom Italia S.p.A. - Risparmio Shares	501,246	470,850
Terna Rete Elettrica Nazionale S.p.A.	118,746	522,212
UniCredit S.p.A.	335,275	2,271,457
Unione di Banche Italiane SCPA	56,320	439,146

MSF-153

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Italy—(Continued)
UnipolSai S.p.A.	64,500	$187,448

		20,190,558

Japan—21.2%
Advantest Corp. (a)	12,200	154,292
Aeon Co., Ltd. (a)	51,500	565,818
AEON Financial Service Co., Ltd. (a)	8,400	212,223
Aeon Mall Co., Ltd.	6,800	134,775
Air Water, Inc.	10,000	178,908
Aisin Seiki Co., Ltd.	16,500	599,391
Ajinomoto Co., Inc.	44,000	965,602
Alfresa Holdings Corp.	12,000	169,506
Amada Co., Ltd. (a)	27,000	259,548
ANA Holdings, Inc. (a)	84,000	225,215
Aozora Bank, Ltd.	77,000	273,434
Asahi Glass Co., Ltd.	72,000	472,612
Asahi Group Holdings, Ltd.	30,700	975,556
Asahi Kasei Corp.	97,000	928,194
Asics Corp.	11,000	298,775
Astellas Pharma, Inc.	158,700	2,600,774
Bandai Namco Holdings, Inc.	12,500	243,586
Bank of Kyoto, Ltd. (The)	22,000	230,720
Bank of Yokohama, Ltd. (The)	83,000	485,366
Benesse Holdings, Inc. (a)	5,000	157,508
Bridgestone Corp.	47,200	1,894,108
Brother Industries, Ltd.	16,400	261,163
Calbee, Inc.	5,500	239,111
Canon, Inc.	83,900	2,967,272
Casio Computer Co., Ltd.	16,900	320,645
Central Japan Railway Co.	10,400	1,883,343
Chiba Bank, Ltd. (The)	49,000	359,902
Chubu Electric Power Co., Inc.	47,800	571,192
Chugai Pharmaceutical Co., Ltd.	15,100	476,095
Chugoku Bank, Ltd. (The)	12,000	179,429
Chugoku Electric Power Co., Inc. (The) (a)	23,700	309,150
Citizen Holdings Co., Ltd.	20,500	157,311
Credit Saison Co., Ltd.	10,500	188,649
Dai Nippon Printing Co., Ltd.	40,000	389,158
Dai-ichi Life Insurance Co., Ltd. (The)	77,000	1,118,765
Daicel Corp.	22,000	262,696
Daihatsu Motor Co., Ltd. (a)	14,000	214,376
Daiichi Sankyo Co., Ltd. (a)	45,200	718,228
Daikin Industries, Ltd.	16,800	1,125,305
Daito Trust Construction Co., Ltd.	5,000	559,376
Daiwa House Industry Co., Ltd. (a)	47,500	937,697
Daiwa Securities Group, Inc.	126,000	993,101
Denso Corp.	36,700	1,675,684
Dentsu, Inc.	15,200	651,800
Don Quijote Holdings Co., Ltd.	4,100	333,941
East Japan Railway Co.	24,700	1,983,507
Eisai Co., Ltd.	18,200	1,294,345
Electric Power Development Co., Ltd.	8,800	296,934
FamilyMart Co., Ltd.	4,300	180,056
FANUC Corp.	13,900	3,037,774
Fast Retailing Co., Ltd.	3,900	1,509,780
Fuji Electric Co., Ltd.	43,000	203,163

Japan—(Continued)
Fuji Heavy Industries, Ltd.	45,600	1,516,248
FUJIFILM Holdings Corp.	36,700	1,307,256
Fujitsu, Ltd.	135,000	921,509
Fukuoka Financial Group, Inc.	53,000	273,195
Gunma Bank, Ltd. (The)	26,000	175,867
Hachijuni Bank, Ltd. (The)	30,000	211,889
Hakuhodo DY Holdings, Inc. (a)	17,600	187,442
Hamamatsu Photonics KK	9,600	290,584
Hankyu Hanshin Holdings, Inc.	83,000	513,737
Hino Motors, Ltd.	19,000	271,297
Hirose Electric Co., Ltd.	2,310	298,912
Hiroshima Bank, Ltd. (The)	38,000	205,039
Hisamitsu Pharmaceutical Co., Inc.	4,500	184,843
Hitachi Chemical Co., Ltd.	8,000	171,255
Hitachi Construction Machinery Co., Ltd. (a)	6,400	111,987
Hitachi High-Technologies Corp.	4,800	146,574
Hitachi Metals, Ltd.	20,000	307,575
Hitachi, Ltd.	358,000	2,447,785
Hokuhoku Financial Group, Inc.	85,000	189,750
Hokuriku Electric Power Co.	12,000	159,053
Honda Motor Co., Ltd.	120,900	3,929,558
Hoya Corp.	31,900	1,279,744
Hulic Co., Ltd.	18,600	208,597
Ibiden Co., Ltd.	9,500	160,493
IHI Corp.	99,000	464,043
Iida Group Holdings Co., Ltd.	12,700	157,944
Inpex Corp.	63,200	697,341
Isetan Mitsukoshi Holdings, Ltd.	22,600	374,161
Isuzu Motors, Ltd.	42,000	558,746
ITOCHU Corp.	116,900	1,267,595
Iyo Bank, Ltd. (The)	17,000	202,037
J Front Retailing Co., Ltd.	15,000	235,968
Japan Airlines Co., Ltd.	8,400	261,842
Japan Exchange Group, Inc.	18,500	536,683
Japan Prime Realty Investment Corp. (REIT)	49	168,613
Japan Real Estate Investment Corp. (REIT)	105	493,748
Japan Retail Fund Investment Corp. (REIT)	202	401,593
Japan Tobacco, Inc.	82,200	2,597,401
JFE Holdings, Inc.	35,500	784,471
JGC Corp.	14,000	278,512
Joyo Bank, Ltd. (The) (a)	54,000	277,966
JSR Corp.	11,300	196,050
JTEKT Corp.	20,000	312,374
JX Holdings, Inc. (a)	163,100	626,674
Kajima Corp.	59,000	274,295
Kakaku.com, Inc. (a)	11,000	182,478
Kamigumi Co., Ltd.	17,000	160,629
Kaneka Corp.	22,000	155,061
Kansai Electric Power Co., Inc. (The) (b)	55,000	525,268
Kansai Paint Co., Ltd.	15,000	272,866
Kao Corp.	39,800	1,987,278
Kawasaki Heavy Industries, Ltd.	124,000	626,579
KDDI Corp.	127,500	2,888,897
Keihan Electric Railway Co., Ltd.	39,000	237,867
Keikyu Corp.	36,000	288,163
Keio Corp.	45,000	353,416
Keisei Electric Railway Co., Ltd.	20,000	248,667

MSF-154

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Keyence Corp.	3,300	$1,802,641
Kikkoman Corp.	12,000	381,122
Kintetsu Corp. (a)	125,120	459,755
Kirin Holdings Co., Ltd.	62,000	814,441
Kobe Steel, Ltd.	272,000	502,812
Koito Manufacturing Co., Ltd.	7,000	210,633
Komatsu, Ltd.	67,200	1,321,741
Konami Corp.	8,300	155,542
Konica Minolta, Inc.	37,000	376,350
Kubota Corp.	89,000	1,410,198
Kuraray Co., Ltd.	24,500	332,165
Kurita Water Industries, Ltd.	7,100	171,830
Kyocera Corp.	24,900	1,366,722
Kyowa Hakko Kirin Co., Ltd.	20,000	261,066
Kyushu Electric Power Co., Inc. (a) (b)	28,400	275,572
Lawson, Inc.	4,900	340,192
LIXIL Group Corp.	18,800	446,008
M3, Inc.	18,600	395,278
Mabuchi Motor Co., Ltd.	3,600	190,986
Makita Corp.	9,500	493,529
Marubeni Corp.	133,500	772,463
Marui Group Co., Ltd.	16,000	181,855
Mazda Motor Corp.	41,400	841,108
MEIJI Holdings Co., Ltd.	5,100	622,525
Minebea Co., Ltd.	24,000	379,233
Miraca Holdings, Inc.	4,000	184,335
Mitsubishi Chemical Holdings Corp.	95,500	555,783
Mitsubishi Corp.	101,300	2,042,310
Mitsubishi Electric Corp.	141,000	1,678,303
Mitsubishi Estate Co., Ltd.	91,000	2,112,358
Mitsubishi Gas Chemical Co., Inc.	26,000	128,304
Mitsubishi Heavy Industries, Ltd.	225,000	1,241,009
Mitsubishi Logistics Corp.	10,000	156,078
Mitsubishi Materials Corp.	79,000	265,874
Mitsubishi Motors Corp.	44,999	406,583
Mitsubishi Tanabe Pharma Corp.	15,000	257,800
Mitsubishi UFJ Financial Group, Inc.	942,488	5,835,944
Mitsubishi UFJ Lease & Finance Co., Ltd.	41,500	205,592
Mitsui & Co., Ltd.	132,217	1,776,451
Mitsui Chemicals, Inc.	57,000	183,199
Mitsui Fudosan Co., Ltd.	68,000	1,998,651
Mitsui OSK Lines, Ltd. (a)	75,000	255,008
Mizuho Financial Group, Inc.	1,708,100	3,004,709
MS&AD Insurance Group Holdings	40,200	1,128,079
Murata Manufacturing Co., Ltd.	15,300	2,108,054
Nabtesco Corp.	7,000	202,877
Nagoya Railroad Co., Ltd. (a)	62,000	247,937
NEC Corp.	185,000	544,033
NGK Insulators, Ltd.	23,000	491,491
NGK Spark Plug Co., Ltd.	12,000	322,861
NH Foods, Ltd.	14,000	322,962
Nidec Corp.	15,700	1,044,190
Nikon Corp. (a)	23,100	309,967
Nintendo Co., Ltd.	7,500	1,103,844
Nippon Building Fund, Inc. (REIT)	118	579,488
Nippon Electric Glass Co., Ltd.	31,000	151,550
Nippon Express Co., Ltd.	59,000	330,251

Japan—(Continued)
Nippon Paint Holdings Co., Ltd. (a)	13,000	476,231
Nippon Prologis REIT, Inc. (REIT)	109	240,099
Nippon Steel Sumitomo Metal Corp.	556,000	1,401,513
Nippon Telegraph & Telephone Corp.	28,200	1,737,864
Nippon Yusen KK	142,000	409,381
Nissan Motor Co., Ltd.	181,800	1,853,985
Nisshin Seifun Group, Inc.	15,700	184,907
Nissin Foods Holdings Co., Ltd.	4,700	230,797
Nitori Holdings Co., Ltd.	5,300	359,584
Nitto Denko Corp.	12,600	842,428
NOK Corp.	7,100	214,069
Nomura Holdings, Inc.	274,700	1,615,328
Nomura Real Estate Holdings, Inc.	13,100	236,322
Nomura Research Institute, Ltd.	8,200	308,666
NSK, Ltd.	39,000	570,681
NTT Data Corp.	10,776	469,578
NTT DoCoMo, Inc.	114,200	1,984,385
Obayashi Corp.	45,000	292,363
Odakyu Electric Railway Co., Ltd. (a)	44,000	448,919
OJI Holdings Corp.	68,000	278,665
Olympus Corp. (b)	19,600	728,513
Omron Corp.	16,400	740,185
Ono Pharmaceutical Co., Ltd.	6,400	724,299
Oriental Land Co., Ltd.	16,000	1,212,491
ORIX Corp.	96,000	1,350,371
Osaka Gas Co., Ltd.	161,000	674,230
Otsuka Corp.	3,700	157,502
Otsuka Holdings Co., Ltd.	28,200	883,267
Panasonic Corp.	161,200	2,116,652
Rakuten, Inc.	56,700	1,000,378
Recruit Holdings Co., Ltd.	10,200	318,701
Resona Holdings, Inc.	156,800	779,571
Ricoh Co., Ltd.	51,000	555,900
Rinnai Corp.	2,800	207,861
Rohm Co., Ltd.	6,700	459,029
Santen Pharmaceutical Co., Ltd.	27,500	400,198
SBI Holdings, Inc.	19,011	230,371
Secom Co., Ltd.	15,800	1,055,966
Sega Sammy Holdings, Inc. (a)	13,300	194,414
Seibu Holdings, Inc. (a)	9,000	232,766
Seiko Epson Corp.	20,000	355,230
Sekisui Chemical Co., Ltd.	39,000	506,522
Sekisui House, Ltd.	46,800	680,519
Seven & I Holdings Co., Ltd.	55,000	2,314,619
Seven Bank, Ltd.	43,000	212,377
Sharp Corp. (a) (b)	103,000	201,784
Shikoku Electric Power Co., Inc. (b)	15,100	186,152
Shimadzu Corp.	17,000	189,757
Shimamura Co., Ltd.	1,400	129,748
Shimano, Inc.	5,600	833,725
Shimizu Corp.	54,000	365,727
Shin-Etsu Chemical Co., Ltd.	30,100	1,967,783
Shinsei Bank, Ltd.	160,000	318,469
Shionogi & Co., Ltd.	25,000	834,251
Shiseido Co., Ltd. (a)	29,300	520,630
Shizuoka Bank, Ltd. (The)	41,000	409,711
SMC Corp.	4,000	1,193,969

MSF-155

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
SoftBank Corp.	72,100	$4,191,488
Sompo Japan Nipponkoa Holdings, Inc.	23,199	721,493
Sony Corp. (b)	85,000	2,272,636
Sony Financial Holdings, Inc.	12,800	206,083
Stanley Electric Co., Ltd.	11,800	266,889
Sumitomo Chemical Co., Ltd.	109,000	561,267
Sumitomo Corp.	81,000	867,394
Sumitomo Electric Industries, Ltd.	56,334	739,421
Sumitomo Heavy Industries, Ltd.	39,000	255,730
Sumitomo Metal Mining Co., Ltd.	40,000	585,585
Sumitomo Mitsui Financial Group, Inc. (a)	94,700	3,629,138
Sumitomo Mitsui Trust Holdings, Inc.	265,262	1,095,173
Sumitomo Realty & Development Co., Ltd.	28,000	1,008,361
Sumitomo Rubber Industries, Ltd.	12,500	230,840
Suntory Beverage & Food, Ltd.	10,400	445,211
Suruga Bank, Ltd.	13,000	270,063
Suzuken Co., Ltd.	5,830	178,064
Suzuki Motor Corp.	26,200	788,237
Sysmex Corp.	12,400	689,293
T&D Holdings, Inc.	49,200	677,780
Taiheiyo Cement Corp.	82,000	250,835
Taisei Corp.	69,000	390,314
Taisho Pharmaceutical Holdings Co., Ltd.	3,000	223,506
Taiyo Nippon Sanso Corp. (a)	12,000	163,845
Takashimaya Co., Ltd.	19,000	186,938
Takeda Pharmaceutical Co., Ltd.	58,500	2,924,334
TDK Corp.	10,500	746,339
Teijin, Ltd.	66,000	224,266
Terumo Corp.	21,600	570,143
THK Co., Ltd.	7,700	196,144
Tobu Railway Co., Ltd.	73,000	346,682
Toho Co., Ltd.	8,500	208,044
Toho Gas Co., Ltd. (a)	31,000	180,986
Tohoku Electric Power Co., Inc.	39,800	452,800
Tokio Marine Holdings, Inc.	51,400	1,942,828
Tokyo Electric Power Co., Inc. (b)	97,600	369,946
Tokyo Electron, Ltd.	12,400	864,674
Tokyo Gas Co., Ltd.	170,000	1,070,739
Tokyo Tatemono Co., Ltd.	29,000	212,548
Tokyu Corp.	96,000	593,387
Tokyu Fudosan Holdings Corp.	37,000	252,647
TonenGeneral Sekiyu KK	18,000	155,168
Toppan Printing Co., Ltd. (a)	41,000	316,216
Toray Industries, Inc.	111,000	930,791
Toshiba Corp.	313,000	1,314,110
TOTO, Ltd.	19,000	282,425
Toyo Seikan Group Holdings, Ltd.	10,200	149,617
Toyo Suisan Kaisha, Ltd.	6,000	211,491
Toyota Industries Corp.	12,600	722,161
Toyota Motor Corp.	201,900	14,092,091
Toyota Tsusho Corp.	14,200	376,630
Trend Micro, Inc.	7,000	230,981
Unicharm Corp.	26,700	700,810
United Urban Investment Corp. (REIT)	167	260,123
USS Co., Ltd.	16,600	287,477
West Japan Railway Co.	11,700	614,399
Yahoo Japan Corp. (a)	101,500	419,538

Japan—(Continued)
Yakult Honsha Co., Ltd. (a)	6,300	439,133
Yamada Denki Co., Ltd. (a)	55,900	230,630
Yamaguchi Financial Group, Inc. (a)	15,000	172,773
Yamaha Corp.	11,000	192,785
Yamaha Motor Co., Ltd.	17,800	429,885
Yamato Holdings Co., Ltd.	27,000	623,432
Yaskawa Electric Corp. (a)	18,000	263,842
Yokogawa Electric Corp.	16,300	175,732
Yokohama Rubber Co., Ltd. (The)	16,000	165,222

		212,880,872

Luxembourg—0.2%
Altice S.A. (b)	6,070	654,745
ArcelorMittal (a)	75,087	705,583
Tenaris S.A.	32,705	458,159

		1,818,487

Netherlands—2.6%
Aegon NV	126,363	997,118
Airbus Group NV	43,423	2,818,365
Akzo Nobel NV	17,901	1,353,617
ASML Holding NV	26,377	2,684,530
Boskalis Westminster NV	6,001	295,144
CNH Industrial NV (a)	78,026	638,161
Delta Lloyd NV	13,897	260,993
Fiat Chrysler Automobiles NV (a) (b)	59,813	975,550
Gemalto NV	5,659	450,724
Heineken Holding NV	8,233	566,684
Heineken NV	16,408	1,251,463
ING Groep NV (b)	285,044	4,175,984
Koninklijke Ahold NV	66,939	1,319,012
Koninklijke DSM NV	12,095	674,985
Koninklijke KPN NV	230,706	779,800
Koninklijke Philips NV	70,528	2,001,111
Koninklijke Vopak NV (a)	4,391	242,376
NN Group NV (b)	11,596	327,543
OCI NV (b)	6,200	191,983
QIAGEN NV (b)	20,370	513,423
Randstad Holding NV	9,402	570,180
Reed Elsevier NV	53,546	1,333,401
STMicroelectronics NV	44,693	416,089
TNT Express NV	37,717	239,513
Wolters Kluwer NV	20,745	677,221

		25,754,970

New Zealand—0.2%
Auckland International Airport, Ltd.	99,212	334,227
Fletcher Building, Ltd.	56,031	353,425
Meridian Energy, Ltd.	124,449	188,766
Ryman Healthcare, Ltd.	29,900	175,716
Spark New Zealand, Ltd.	190,899	425,123

		1,477,257

Norway—0.6%
DNB ASA	70,539	1,134,892

MSF-156

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Norway—(Continued)
Gjensidige Forsikring ASA	14,357	$247,901
Norsk Hydro ASA	92,923	487,831
Orkla ASA	68,492	517,884
Seadrill, Ltd. (a)	27,606	258,241
Statoil ASA	82,820	1,462,696
Subsea 7 S.A. (a)	18,500	158,872
Telenor ASA	58,784	1,187,552
Yara International ASA	12,261	623,594

		6,079,463

Portugal—0.1%
Banco Comercial Portugues S.A. - Class R (a) (b)	2,472,000	253,798
Banco Espirito Santo S.A. (b) (c) (e)	199,038	0
EDP - Energias de Portugal S.A.	162,515	607,922
Galp Energia SGPS S.A.	31,688	341,873
Jeronimo Martins SGPS S.A.	16,641	208,947

		1,412,540

Singapore—1.3%
Ascendas Real Estate Investment Trust (REIT)	141,000	266,024
CapitaCommercial Trust (REIT)	143,000	183,747
CapitaLand, Ltd.	174,000	453,393
CapitaMall Trust (REIT)	240,200	384,679
City Developments, Ltd.	34,000	249,144
ComfortDelGro Corp., Ltd.	153,000	322,231
DBS Group Holdings, Ltd.	125,467	1,857,489
Genting Singapore plc (a)	418,200	279,891
Global Logistic Properties, Ltd.	278,000	535,737
Golden Agri-Resources, Ltd.	492,569	152,700
Hutchison Port Holdings Trust - Class U	538,000	373,407
Jardine Cycle & Carriage, Ltd.	8,000	239,232
Keppel Corp., Ltd. (a)	102,700	672,050
Oversea-Chinese Banking Corp., Ltd.	219,364	1,688,887
Sembcorp Industries, Ltd.	71,000	217,821
Singapore Airlines, Ltd.	36,940	321,780
Singapore Exchange, Ltd.	56,000	332,139
Singapore Press Holdings, Ltd. (a)	107,250	327,431
Singapore Technologies Engineering, Ltd.	130,000	329,439
Singapore Telecommunications, Ltd.	581,820	1,855,490
StarHub, Ltd.	44,000	139,531
Suntec Real Estate Investment Trust (REIT) (a)	179,000	241,732
United Overseas Bank, Ltd.	95,392	1,597,687
UOL Group, Ltd.	33,000	183,130
Wilmar International, Ltd.	130,000	307,991

		13,512,782

Spain—3.3%
Abertis Infraestructuras S.A.	30,059	542,648
ACS Actividades de Construccion y Servicios S.A.	12,742	450,794
Aena S.A. (144A) (b)	4,417	443,598
Amadeus IT Holding S.A. - A Shares	31,372	1,343,720
Banco Bilbao Vizcaya Argentaria S.A.	458,929	4,626,073
Banco de Sabadell S.A. (a)	247,269	603,557

Spain—(Continued)
Banco Popular Espanol S.A. (a)	128,421	626,947
Banco Santander S.A.	1,036,501	7,786,488
Bankia S.A. (b)	323,299	449,572
Bankinter S.A.	48,939	372,658
CaixaBank S.A.	169,489	801,677
Distribuidora Internacional de Alimentacion S.A.	21,929	171,229
Distribuidora Internacional de Alimentacion S.A.	18,561	139,426
Enagas S.A.	15,504	443,209
Endesa S.A.	23,384	450,406
Ferrovial S.A.	29,447	625,428
Gas Natural SDG S.A.	24,586	551,299
Grifols S.A.	11,921	511,273
Iberdrola S.A.	392,358	2,525,603
Inditex S.A.	80,481	2,577,391
International Consolidated Airlines Group S.A. - Class DI (b)	71,373	639,054
Mapfre S.A.	74,474	271,404
Red Electrica Corp. S.A.	7,572	613,652
Repsol S.A.	79,570	1,478,076
Telefonica S.A.	310,832	4,417,889
Zardoya Otis S.A. (a)	9,525	122,715

		33,585,786

Sweden—2.9%
Alfa Laval AB	20,852	409,181
Assa Abloy AB - Class B	25,666	1,527,615
Atlas Copco AB - A Shares	47,637	1,540,539
Atlas Copco AB - B Shares	26,827	791,628
Boliden AB	18,744	371,673
Electrolux AB - Series B (a)	17,118	489,614
Elekta AB - B Shares (a)	26,324	236,118
Getinge AB - B Shares (a)	13,484	333,026
Hennes & Mauritz AB - B Shares	70,872	2,868,672
Hexagon AB - B Shares	17,090	606,919
Husqvarna AB - B Shares	25,677	185,510
ICA Gruppen AB (a)	5,619	188,202
Industrivarden AB - C Shares	16,050	301,221
Investment AB Kinnevik - B Shares	16,520	550,000
Investor AB - B Shares	35,158	1,398,772
Lundin Petroleum AB (a) (b)	16,017	219,133
Millicom International Cellular S.A. (a)	5,384	388,823
Nordea Bank AB	224,105	2,729,660
Sandvik AB	84,986	949,415
Securitas AB - B Shares	21,462	307,573
Skandinaviska Enskilda Banken AB - Class A	113,626	1,327,353
Skanska AB - B Shares	30,119	672,993
SKF AB - B Shares	32,785	845,088
Svenska Cellulosa AB SCA - B Shares	46,579	1,071,771
Svenska Handelsbanken AB - A Shares	35,702	1,609,145
Swedbank AB - A Shares (a)	64,776	1,546,083
Swedish Match AB	14,499	425,880
Tele2 AB - B Shares	21,032	251,139
Telefonaktiebolaget LM Ericsson - B Shares	224,535	2,813,992
TeliaSonera AB	181,622	1,152,583

MSF-157

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Sweden—(Continued)
Volvo AB - B Shares	112,044	$1,352,888

		29,462,209

Switzerland—8.8%
ABB, Ltd. (b)	165,867	3,520,993
Actelion, Ltd. (b)	7,563	876,146
Adecco S.A. (b)	11,954	996,351
Aryzta AG (b)	7,132	437,233
Baloise Holding AG	3,194	422,348
Barry Callebaut AG (b)	132	129,249
Chocoladefabriken Lindt & Spruengli AG	7	443,142
Chocoladefabriken Lindt & Spruengli AG (Participation Certifcate)	81	434,261
Cie Financiere Richemont S.A.	38,761	3,122,071
Coca-Cola HBC AG (b)	13,800	247,908
Credit Suisse Group AG (b)	110,853	2,985,891
EMS-Chemie Holding AG	579	235,645
Geberit AG	2,659	998,691
Givaudan S.A. (b)	717	1,295,283
Holcim, Ltd. (b)	16,305	1,218,761
Julius Baer Group, Ltd. (b)	15,588	782,014
Kuehne & Nagel International AG	4,135	614,869
Lonza Group AG (b)	3,785	473,060
Nestle S.A.	237,926	17,972,524
Novartis AG	169,714	16,791,514
Pargesa Holding S.A.	1,694	118,898
Partners Group Holding AG	1,228	366,248
Roche Holding AG	51,835	14,300,480
Schindler Holding AG	1,428	233,568
Schindler Holding AG (Participation Certificate)	3,222	536,480
SGS S.A.	429	821,115
Sika AG	170	608,500
Sonova Holding AG	4,058	563,068
Sulzer AG	1,649	181,335
Swatch Group AG (The)	3,213	269,389
Swatch Group AG (The) - Bearer Shares	2,384	1,010,698
Swiss Life Holding AG (b)	2,699	667,968
Swiss Prime Site AG (b)	3,833	333,259
Swiss Re AG	25,597	2,478,907
Swisscom AG	1,635	950,173
Syngenta AG	6,727	2,289,253
Transocean, Ltd. (Swiss-Traded Shares) (a)	24,746	356,578
UBS Group AG (b)	269,444	5,059,429
Zurich Insurance Group AG (b)	11,105	3,763,255

		88,906,555

United Kingdom—18.7%
3i Group plc	83,477	597,477
Aberdeen Asset Management plc	61,345	418,287
Admiral Group plc	16,009	363,088
Aggreko plc	17,661	399,672
Amec Foster Wheeler plc	28,170	377,878
Anglo American plc	100,587	1,498,049
Antofagasta plc	26,957	290,926
ARM Holdings plc	102,474	1,679,008

United Kingdom—(Continued)
Ashtead Group plc	36,539	587,280
Associated British Foods plc	27,546	1,151,676
AstraZeneca plc	93,154	6,391,390
Aviva plc	220,270	1,764,724
Babcock International Group plc	22,688	331,218
BAE Systems plc	242,267	1,879,706
Barclays plc	1,211,615	4,350,729
BG Group plc	248,517	3,055,206
BHP Billiton plc	156,033	3,390,262
BP plc	1,339,590	8,661,510
British American Tobacco plc	137,527	7,110,626
British Land Co. plc (The) (REIT)	73,348	905,574
BT Group plc	600,572	3,893,897
Bunzl plc	27,344	742,462
Burberry Group plc	32,742	841,500
Capita plc	48,717	805,948
Carnival plc	15,318	749,172
Centrica plc	369,393	1,386,579
Cobham plc	99,074	447,039
Compass Group plc	123,769	2,151,195
Croda International plc	9,658	392,324
Diageo plc	185,358	5,114,707
Direct Line Insurance Group plc	105,265	498,039
Dixons Carphone plc	68,700	420,651
easyJet plc	10,815	302,025
Fiat Chrysler Automobiles NV (b)	10,974	178,215
Fresnillo plc	22,254	224,807
Friends Life Group, Ltd.	99,349	608,989
G4S plc	106,542	467,635
GKN plc	126,099	670,868
GlaxoSmithKline plc	357,799	8,199,653
Glencore plc (b)	828,169	3,489,169
Hammerson plc (REIT)	56,484	557,224
Hargreaves Lansdown plc	16,913	289,081
HSBC Holdings plc	1,412,837	12,032,417
ICAP plc	36,213	283,170
IMI plc	20,055	379,133
Imperial Tobacco Group plc	71,347	3,134,361
Inmarsat plc	28,473	390,919
InterContinental Hotels Group plc	18,621	727,338
Intertek Group plc	14,174	525,133
Intu Properties plc (REIT)	62,951	325,075
Investec plc	41,855	347,082
J Sainsbury plc (a)	85,611	327,894
Johnson Matthey plc	16,508	828,842
Kingfisher plc	189,541	1,070,403
Land Securities Group plc (REIT)	59,558	1,107,471
Legal & General Group plc	444,946	1,837,997
Lloyds Banking Group plc (b)	4,212,772	4,893,299
London Stock Exchange Group plc	21,954	800,135
Marks & Spencer Group plc	118,772	942,920
Meggitt plc	55,862	454,187
Melrose Industries plc	67,335	277,001
Merlin Entertainments plc (144A)	36,795	240,894
National Grid plc	275,883	3,529,786
Next plc	11,690	1,218,895
Old Mutual plc	378,865	1,248,162

MSF-158

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
Pearson plc	63,486	$1,365,893
Persimmon plc (b)	20,663	509,862
Petrofac, Ltd. (a)	17,337	244,826
Prudential plc	189,352	4,691,875
Randgold Resources, Ltd.	6,351	441,032
Reckitt Benckiser Group plc	48,068	4,122,685
Reed Elsevier plc	81,271	1,397,029
Rexam plc	46,152	396,271
Rio Tinto plc	93,883	3,838,158
Rolls-Royce Holdings plc (b)	138,645	1,958,790
Royal Bank of Scotland Group plc (b)	196,011	986,727
Royal Dutch Shell plc - A Shares	286,740	8,527,907
Royal Dutch Shell plc - B Shares	180,054	5,597,717
Royal Mail plc	45,481	295,723
RSA Insurance Group plc	72,429	451,910
SABMiller plc	72,712	3,807,750
Sage Group plc (The)	79,455	550,299
Schroders plc	8,724	413,715
Segro plc (REIT)	61,844	382,608
Severn Trent plc	16,575	506,436
Sky plc	73,819	1,087,075
Smith & Nephew plc	66,221	1,124,143
Smiths Group plc	31,976	529,842
Sports Direct International plc (b)	18,899	170,260
SSE plc	74,903	1,664,914
Standard Chartered plc	182,247	2,953,085
Standard Life plc	143,071	1,008,444
Tate & Lyle plc	33,576	297,721
Tesco plc	621,955	2,227,454
Travis Perkins plc	16,708	482,978
Tullow Oil plc	61,905	258,689
Unilever NV	120,187	5,022,034
Unilever plc	96,470	4,026,587
United Utilities Group plc	48,207	667,552
Vodafone Group plc	1,955,179	6,394,349
Weir Group plc (The)	17,104	431,626
Whitbread plc	14,502	1,127,877
William Hill plc	58,853	323,694
WM Morrison Supermarkets plc	166,578	476,511
Wolseley plc	18,911	1,119,376
WPP plc	97,220	2,206,431

		188,645,834

Total Common Stocks (Cost $822,445,715)		949,822,443

Mutual Fund—2.9%

United States—2.9%
iShares MSCI EAFE ETF (d) (Cost $28,227,676)	455,200	29,210,184

Preferred Stocks — 0.7%
Security Description	Shares/ Principal Amount*	Value

Germany—0.7%
Bayerische Motoren Werke (BMW) AG	3,505	$324,174
Fuchs Petrolub SE (a)	4,900	195,892
Henkel AG & Co. KGaA	12,771	1,502,407
Porsche Automobil Holding SE	11,870	1,163,842
Volkswagen AG	12,003	3,190,433

Total Preferred Stocks (Cost $3,331,729)		6,376,748

Rights — 0.0%

Spain—0.0%
Banco Bilbao Vizcaya Argentaria S.A., Expires 04/14/15 (b)	458,929	66,047
Banco de Sabadell S.A., Expires 04/17/15 (a) (b)	247,269	62,674
Telefonica S.A., Expires 04/10/15 (b)	310,832	50,075

Total Rights (Cost $64,974)		178,796

Short-Term Investments—5.8%

Discount Notes—1.1%
Federal Home Loan Bank 0.020%, 04/02/15 (f)	250,000	250,000
0.063%, 05/06/15 (f)	1,125,000	1,124,930
0.109%, 05/08/15 (f)	675,000	674,924
0.131%, 07/08/15 (f)	6,550,000	6,547,682
0.131%, 08/07/15 (f)	1,150,000	1,149,467
0.140%, 09/02/15 (f)	575,000	574,658
Federal Home Loan Mortgage Corp. 0.131%, 09/14/15 (f)	700,000	699,580

		11,021,241

Mutual Fund—4.4%
State Street Navigator Securities Lending MET Portfolio (g)	44,424,052	44,424,052

U.S. Treasury—0.3%
U.S. Treasury Bills 0.031%, 07/16/15 (f)	500,000	499,954
0.058%, 07/23/15 (f)	2,800,000	2,799,491

		3,299,445

Total Short-Term Investments (Cost $58,744,738)		58,744,738

Total Investments—103.8% (Cost $912,814,832) (h)		1,044,332,909
Other assets and liabilities (net)—(3.8)%		(37,908,836)

Net Assets—100.0%		$1,006,424,073

MSF-159

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2015, the market value of securities loaned was $44,284,408 and the collateral received consisted of cash in the amount of $44,424,052 and non-cash collateral with a value of $2,955,978. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2015, these securities represent less than 0.05% of net assets.
(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2015, the market value of securities pledged was $1,925,100.
(e)	Illiquid security. As of March 31, 2015, these securities represent 0.0% of net assets.
(f)	The rate shown represents current yield to maturity.
(g)	Represents investment of cash collateral received from securities on loan as of March 31, 2015.
(h)	As of March 31, 2015, the aggregate cost of investments was $912,814,832. The aggregate unrealized appreciation and depreciation of investments were $248,590,708 and $(117,072,631), respectively, resulting in net unrealized appreciation of $131,518,077.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2015, the market value of 144A securities was $838,128, which is 0.1% of net assets.
(ETF)—	Exchange-Traded Fund
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.

Ten Largest Industries as of March 31, 2015 (Unaudited)	% of Net Assets
Banks	12.7
Pharmaceuticals	9.2
Insurance	5.5
Oil, Gas & Consumable Fuels	4.5
Automobiles	4.2
Food Products	3.8
Chemicals	3.5
Diversified Telecommunication Services	2.8
Metals & Mining	2.8
Machinery	2.5

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation
MSCI EAFE Mini Index Futures	06/19/15	179	USD	16,227,645	$149,960

(USD)—	United States Dollar

MSF-160

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2015:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$69,532,553	$—	$69,532,553
Austria	—	1,789,115	—	1,789,115
Belgium	—	12,523,689	—	12,523,689
Denmark	—	15,665,900	—	15,665,900
Finland	—	8,290,195	—	8,290,195
France	9,736	89,182,346	—	89,192,082
Germany	—	84,805,560	—	84,805,560
Hong Kong	—	30,293,406	—	30,293,406
Ireland	—	8,243,518	—	8,243,518
Israel	—	5,759,112	—	5,759,112
Italy	—	20,190,558	—	20,190,558
Japan	—	212,880,872	—	212,880,872
Luxembourg	—	1,818,487	—	1,818,487
Netherlands	975,550	24,779,420	—	25,754,970
New Zealand	—	1,477,257	—	1,477,257
Norway	—	6,079,463	—	6,079,463
Portugal	—	1,412,540	0	1,412,540
Singapore	—	13,512,782	—	13,512,782
Spain	443,598	33,142,188	—	33,585,786
Sweden	—	29,462,209	—	29,462,209
Switzerland	—	88,906,555	—	88,906,555
United Kingdom	—	188,645,834	—	188,645,834
Total Common Stocks	1,428,884	948,393,559	0	949,822,443
Total Mutual Fund*	29,210,184	—	—	29,210,184
Total Preferred Stocks*	—	6,376,748	—	6,376,748
Total Rights*	178,796	—	—	178,796
Short-Term Investments
Discount Notes	—	11,021,241	—	11,021,241
Mutual Fund	44,424,052	—	—	44,424,052
U.S. Treasury	—	3,299,445	—	3,299,445
Total Short-Term Investments	44,424,052	14,320,686	—	58,744,738
Total Investments	$75,241,916	$969,090,993	$0	$1,044,332,909

Collateral for securities loaned (Liability)	$—	$(44,424,052)	$—	$(44,424,052)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$149,960	$—	$—	$149,960

*	See Schedule of Investments for additional detailed categorizations.

MSF-161

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Fair Value Hierarchy—(Continued)

Transfers from Level 1 to Level 2 in the amount of $4,958,816 were due to the application of a systematic fair valuation model factor.

As of March 31, 2015, the security designated as Level 3 was fair valued using significant unobservable inputs under procedures adopted by the Board. Such valuations were based on a review of inputs such as, but not limited to, similar securities, company specific financial information, and company specific news. For this security there was no change in the valuation techniques used since the December 31, 2014 annual report. The Level 3 security comprised 0.0% of net assets of the Portfolio. As such, the Level 3 roll forward and change in unrealized appreciation (depreciation) of the Level 3 security held at March 31, 2015 have not been presented.

MSF-162

Metropolitan Series Fund

Neuberger Berman Genesis Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—98.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.2%
Astronics Corp. (a)	45,200	$3,331,240

Air Freight & Logistics—0.8%
Forward Air Corp.	218,976	11,890,397

Airlines—0.3%
Allegiant Travel Co.	22,400	4,307,296

Auto Components—0.6%
Drew Industries, Inc.	63,300	3,895,482
Gentex Corp.	274,900	5,030,670

		8,926,152

Banks—7.7%
Bank of Hawaii Corp.	272,000	16,649,120
Bank of the Ozarks, Inc.	299,476	11,059,649
BankUnited, Inc.	276,700	9,059,158
BOK Financial Corp.	167,682	10,265,492
Community Bank System, Inc.	141,487	5,007,225
Cullen/Frost Bankers, Inc.	218,098	15,066,210
CVB Financial Corp.	423,200	6,745,808
First Financial Bankshares, Inc.	415,010	11,470,876
FNB Corp.	499,148	6,558,805
LegacyTexas Financial Group, Inc.	175,000	3,977,750
PacWest Bancorp	250,528	11,747,258
Westamerica Bancorp	117,900	5,094,459

		112,701,810

Beverages—0.9%
Boston Beer Co., Inc. (The) - Class A (a)	47,572	12,720,753

Building Products—1.4%
AAON, Inc.	271,072	6,649,396
Advanced Drainage Systems, Inc.	94,800	2,838,312
AO Smith Corp.	165,800	10,886,428

		20,374,136

Capital Markets—0.0%
OM Asset Management plc	9,600	178,944

Chemicals—4.8%
Balchem Corp.	219,263	12,142,785
Hawkins, Inc.	4,330	164,497
Innophos Holdings, Inc.	161,011	9,074,580
NewMarket Corp.	19,917	9,516,342
Quaker Chemical Corp.	29,700	2,543,508
RPM International, Inc.	144,500	6,934,555
Sensient Technologies Corp.	422,400	29,094,912

		69,471,179

Commercial Services & Supplies—4.3%
G&K Services, Inc. - Class A	51,000	3,699,030
Healthcare Services Group, Inc.	481,414	15,467,832
Rollins, Inc.	898,215	22,212,857
Team, Inc. (a)	88,903	3,465,439

Commercial Services & Supplies—(Continued)
UniFirst Corp.	49,100	5,778,579
United Stationers, Inc.	284,074	11,644,193

		62,267,930

Communications Equipment—0.7%
NETGEAR, Inc. (a)	315,100	10,360,488

Construction & Engineering—0.0%
Primoris Services Corp.	8,600	147,834

Construction Materials—0.5%
Eagle Materials, Inc.	81,700	6,826,852

Containers & Packaging—2.4%
Aptargroup, Inc.	397,554	25,252,630
Silgan Holdings, Inc.	177,300	10,306,449

		35,559,079

Distributors—1.5%
Pool Corp.	312,960	21,832,090

Diversified Financial Services—0.3%
MarketAxess Holdings, Inc.	61,600	5,106,640

Electrical Equipment—0.5%
Franklin Electric Co., Inc.	148,000	5,644,720
Thermon Group Holdings, Inc. (a)	88,900	2,139,823

		7,784,543

Electronic Equipment, Instruments & Components—5.6%
Badger Meter, Inc.	142,188	8,522,749
Cognex Corp. (a)	141,500	7,016,985
FARO Technologies, Inc. (a)	62,500	3,883,125
FEI Co.	206,554	15,768,332
Littelfuse, Inc.	84,500	8,398,455
MTS Systems Corp.	57,124	4,321,430
Rogers Corp. (a)	143,000	11,756,030
Zebra Technologies Corp. - Class A (a)	248,282	22,522,902

		82,190,008

Energy Equipment & Services—2.2%
CARBO Ceramics, Inc.	120,600	3,679,506
Natural Gas Services Group, Inc. (a)	225,535	4,334,783
Oceaneering International, Inc.	230,900	12,452,437
Pason Systems, Inc.	499,300	7,834,017
ShawCor, Ltd.	165,300	4,582,116

		32,882,859

Food & Staples Retailing—0.2%
North West Co., Inc. (The)	132,800	2,624,440

Food Products—2.4%
B&G Foods, Inc.	207,300	6,100,839
Flowers Foods, Inc.	370,750	8,430,855
J&J Snack Foods Corp.	103,709	11,065,750

MSF-163

Metropolitan Series Fund

Neuberger Berman Genesis Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Food Products—(Continued)
Lancaster Colony Corp.	94,900	$9,031,633

		34,629,077

Health Care Equipment & Supplies—8.2%
Abaxis, Inc.	174,954	11,216,301
Cantel Medical Corp.	26,200	1,244,500
Cyberonics, Inc. (a)	125,674	8,158,756
Haemonetics Corp. (a)	417,508	18,754,459
IDEXX Laboratories, Inc. (a)	135,500	20,932,040
Meridian Bioscience, Inc.	266,781	5,090,182
Neogen Corp. (a)	48,500	2,266,405
Sirona Dental Systems, Inc. (a)	210,400	18,933,896
Thoratec Corp. (a)	121,800	5,102,202
West Pharmaceutical Services, Inc.	466,666	28,097,960

		119,796,701

Health Care Providers & Services—3.1%
Amsurg Corp. (a)	179,842	11,063,880
Chemed Corp.	104,900	12,525,060
Henry Schein, Inc. (a)	143,300	20,007,546
U.S. Physical Therapy, Inc.	27,700	1,315,750

		44,912,236

Hotels, Restaurants & Leisure—3.9%
Brinker International, Inc.	276,700	17,033,652
Cheesecake Factory, Inc. (The)	150,500	7,424,165
Cracker Barrel Old Country Store, Inc.	78,000	11,866,920
Papa John’s International, Inc.	184,000	11,373,040
Texas Roadhouse, Inc.	270,700	9,861,601

		57,559,378

Household Products—2.5%
Church & Dwight Co., Inc.	427,500	36,517,050

Industrial Conglomerates—0.4%
Raven Industries, Inc.	294,629	6,028,109

Insurance—1.1%
RLI Corp.	210,240	11,018,678
Safety Insurance Group, Inc.	89,300	5,335,675

		16,354,353

Internet Software & Services—0.5%
j2 Global, Inc.	100,800	6,620,544

IT Services—0.9%
Jack Henry & Associates, Inc.	199,100	13,915,099

Leisure Products—1.6%
Polaris Industries, Inc.	164,098	23,154,228

Life Sciences Tools & Services—3.3%
Bio-Techne Corp.	95,900	9,617,811
ICON plc (a)	409,937	28,912,857

Life Sciences Tools & Services—(Continued)
PAREXEL International Corp. (a)	137,800	9,506,822

		48,037,490

Machinery—10.4%
CIRCOR International, Inc.	56,500	3,090,550
CLARCOR, Inc.	339,702	22,440,714
Donaldson Co., Inc.	221,800	8,364,078
Graco, Inc.	77,900	5,621,264
Lincoln Electric Holdings, Inc.	57,378	3,751,947
Middleby Corp. (The) (a)	154,100	15,818,365
Nordson Corp.	191,162	14,975,631
RBC Bearings, Inc.	95,100	7,278,954
Tennant Co.	109,578	7,163,114
Toro Co. (The)	197,400	13,841,688
Valmont Industries, Inc.	96,700	11,882,496
Wabtec Corp.	390,500	37,101,405

		151,330,206

Media—2.2%
Gray Television, Inc. (a)	172,300	2,381,186
Media General, Inc. (a)	717,211	11,826,809
Nexstar Broadcasting Group, Inc. - Class A	298,300	17,068,726
Rentrak Corp. (a)	26,100	1,450,116

		32,726,837

Metals & Mining—1.2%
Alamos Gold, Inc. (a)	593,900	3,480,254
Compass Minerals International, Inc.	155,500	14,494,155

		17,974,409

Multi-Utilities—0.3%
NorthWestern Corp.	93,300	5,018,607

Oil, Gas & Consumable Fuels—1.1%
Evolution Petroleum Corp.	117,400	698,530
Gulfport Energy Corp. (a)	209,700	9,627,327
Painted Pony Petroleum, Ltd. (a)	108,400	506,674
Painted Pony Petroleum, Ltd. (U.S. Listed Shares) (a)	155,000	728,500
Synergy Resources Corp. (a)	331,900	3,933,015

		15,494,046

Paper & Forest Products—0.7%
Stella-Jones, Inc.	313,500	9,841,506

Pharmaceuticals—0.2%
Phibro Animal Health Corp. - Class A	91,800	3,250,638

Professional Services—1.1%
Exponent, Inc.	152,078	13,519,734
Mistras Group, Inc. (a)	118,834	2,288,743

		15,808,477

Real Estate Management & Development—0.2%
Altisource Asset Management Corp. (a)	14,805	2,740,850

MSF-164

Metropolitan Series Fund

Neuberger Berman Genesis Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Road & Rail—0.3%
Genesee & Wyoming, Inc. - Class A (a)	46,300	$4,465,172

Semiconductors & Semiconductor Equipment—1.1%
Power Integrations, Inc.	301,830	15,719,306

Software—10.8%
Advent Software, Inc.	40,400	1,782,044
Aspen Technology, Inc. (a)	113,100	4,353,219
Computer Modelling Group, Ltd.	299,600	3,008,892
Constellation Software, Inc.	79,620	27,519,207
Descartes Systems Group, Inc. (The) (a)	258,800	3,897,528
FactSet Research Systems, Inc.	78,500	12,497,200
Fair Isaac Corp.	103,000	9,138,160
Manhattan Associates, Inc. (a)	590,176	29,868,807
Monotype Imaging Holdings, Inc.	379,893	12,399,707
NetScout Systems, Inc. (a)	280,700	12,308,695
NICE Systems, Ltd. (ADR)	32,400	1,974,132
Solera Holdings, Inc.	292,600	15,115,716
SS&C Technologies Holdings, Inc.	29,700	1,850,310
Tyler Technologies, Inc. (a)	179,200	21,598,976

		157,312,593

Specialty Retail—3.5%
Asbury Automotive Group, Inc. (a)	20,000	1,662,000
Hibbett Sports, Inc. (a)	228,300	11,200,398
Lithia Motors, Inc. - Class A	27,800	2,763,598
Monro Muffler Brake, Inc.	45,000	2,927,250
Sally Beauty Holdings, Inc. (a)	408,500	14,040,145
Tractor Supply Co.	216,500	18,415,490

		51,008,881

Technology Hardware, Storage & Peripherals—0.7%
Electronics For Imaging, Inc. (a)	245,800	10,262,150

Textiles, Apparel & Luxury Goods—0.4%
Wolverine World Wide, Inc.	167,300	5,596,185

Security Description	Shares/ Principal Amount*	Value

Trading Companies & Distributors—1.5%
Applied Industrial Technologies, Inc.	247,171	11,206,733
Watsco, Inc.	88,325	11,102,453

		22,309,186

Total Common Stocks (Cost $952,169,071)		1,439,867,984

Short-Term Investment—1.4%

Repurchase Agreement—1.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/15 at 0.000% to be repurchased at $19,403,095 on 04/01/15, collateralized by $19,645,000 Federal Home Loan Mortgage Corp. at 0.900% due 04/25/17 with a value of $19,792,338.	19,403,095	19,403,095

Total Short-Term Investment (Cost $19,403,095)		19,403,095

Total Investments—99.9% (Cost $971,572,166) (b)		1,459,271,079
Other assets and liabilities (net)—0.1%		2,189,661

Net Assets—100.0%		$1,461,460,740

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	As of March 31, 2015, the aggregate cost of investments was $971,572,166. The aggregate unrealized appreciation and depreciation of investments were $509,985,332 and $(22,286,419), respectively, resulting in net unrealized appreciation of $487,698,913.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MSF-165

Metropolitan Series Fund

Neuberger Berman Genesis Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2015:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,439,867,984	$—	$—	$1,439,867,984
Total Short-Term Investment*	—	19,403,095	—	19,403,095
Total Investments	$1,439,867,984	$19,403,095	$—	$1,459,271,079

*	See Schedule of Investments for additional detailed categorizations.

MSF-166

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—93.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.6%
AAR Corp.	20,590	$632,113
Aerovironment, Inc. (a)	8,967	237,715
American Science & Engineering, Inc.	3,412	166,710
Astronics Corp. (a)	9,277	683,715
Cubic Corp.	9,993	517,338
Curtiss-Wright Corp.	23,640	1,747,942
DigitalGlobe, Inc. (a)	37,451	1,275,956
Ducommun, Inc. (a)	5,534	143,331
Engility Holdings, Inc.	8,737	262,459
Esterline Technologies Corp. (a)	15,191	1,738,154
GenCorp, Inc. (a) (b)	29,383	681,392
HEICO Corp. (b)	31,650	1,932,865
KEYW Holding Corp. (The) (a) (b)	16,705	137,482
Kratos Defense & Security Solutions, Inc. (a)	22,697	125,514
Moog, Inc. - Class A (a)	20,032	1,503,402
National Presto Industries, Inc. (b)	2,572	163,039
Sparton Corp. (a)	5,744	140,728
Taser International, Inc. (a) (b)	26,071	628,572
Teledyne Technologies, Inc. (a)	16,952	1,809,287

		14,527,714

Air Freight & Logistics—0.5%
Air Transport Services Group, Inc. (a)	26,883	247,861
Atlas Air Worldwide Holdings, Inc. (a)	12,481	536,933
Echo Global Logistics, Inc. (a)	11,852	323,086
Forward Air Corp.	15,560	844,908
HUB Group, Inc. - Class A (a)	17,356	681,917
Park-Ohio Holdings Corp. (b)	4,748	250,077
UTi Worldwide, Inc. (a) (b)	45,516	559,847
XPO Logistics, Inc. (a) (b)	25,511	1,159,985

		4,604,614

Airlines—0.5%
Allegiant Travel Co.	6,764	1,300,650
Hawaiian Holdings, Inc. (a)	22,098	486,708
JetBlue Airways Corp. (a) (b)	121,414	2,337,219
Republic Airways Holdings, Inc. (a)	25,789	354,599
SkyWest, Inc.	24,419	356,762
Virgin America, Inc. (a)	8,920	271,168

		5,107,106

Auto Components—1.1%
American Axle & Manufacturing Holdings, Inc. (a)	34,595	893,589
Cooper Tire & Rubber Co.	28,364	1,215,114
Cooper-Standard Holding, Inc. (a)	6,881	407,355
Dana Holding Corp. (b)	82,200	1,739,352
Dorman Products, Inc. (a) (b)	12,774	635,507
Drew Industries, Inc.	11,598	713,741
Federal-Mogul Holdings Corp. (a)	14,782	196,748
Gentherm, Inc. (a)	17,276	872,611
Metaldyne Performance Group, Inc. (a)	9,764	175,947
Modine Manufacturing Co. (a)	24,735	333,181
Motorcar Parts of America, Inc. (a)	8,000	222,320
Remy International, Inc.	13,745	305,276

Auto Components—(Continued)
Standard Motor Products, Inc.	9,638	407,302
Stoneridge, Inc. (a)	13,705	154,729
Strattec Security Corp.	1,911	141,108
Superior Industries International, Inc.	12,615	238,802
Tenneco, Inc. (a)	29,432	1,689,985
Tower International, Inc. (a)	10,455	278,103

		10,620,770

Automobiles—0.0%
Winnebago Industries, Inc. (b)	12,257	260,584

Banks—7.2%
1st Source Corp.	8,143	261,635
Ameris Bancorp	13,498	356,212
Ames National Corp.	4,390	109,092
Arrow Financial Corp. (b)	5,706	154,918
Banc of California, Inc.	13,438	165,422
Bancfirst Corp.	3,589	218,857
Banco Latinoamericano de Comercio Exterior S.A. - Class E (b)	14,005	459,224
Bancorp, Inc. (The) (a)	17,608	159,000
BancorpSouth, Inc.	46,488	1,079,451
Bank of Kentucky Financial Corp.	3,484	170,890
Bank of Marin Bancorp (b)	3,199	162,829
Bank of the Ozarks, Inc.	41,717	1,540,609
Banner Corp.	10,387	476,763
BBCN Bancorp, Inc.	39,760	575,327
Berkshire Hills Bancorp, Inc.	13,053	361,568
Blue Hills Bancorp, Inc. (a) (b)	13,063	172,693
BNC Bancorp	10,025	181,453
Boston Private Financial Holdings, Inc.	40,232	488,819
Bridge Bancorp, Inc.	6,098	157,511
Bridge Capital Holdings (a)	5,459	142,535
Bryn Mawr Bank Corp.	8,151	247,872
Camden National Corp. (b)	3,953	157,488
Capital Bank Financial Corp. - Class A (a)	11,460	316,411
Cardinal Financial Corp.	17,067	340,999
Cathay General Bancorp	39,976	1,137,317
Centerstate Banks, Inc.	16,702	198,921
Central Pacific Financial Corp.	7,285	167,336
Chemical Financial Corp.	16,215	508,502
Citizens & Northern Corp. (b)	6,716	135,529
City Holding Co. (b)	8,336	392,042
CNB Financial Corp. (b)	6,782	115,430
CoBiz Financial, Inc.	17,832	219,690
Columbia Banking System, Inc.	26,670	772,630
Community Bank System, Inc. (b)	19,773	699,767
Community Trust Bancorp, Inc.	8,162	270,652
ConnectOne Bancorp, Inc.	12,322	239,786
CU Bancorp (a)	5,201	118,323
Customers Bancorp, Inc. (a)	11,686	284,671
CVB Financial Corp. (b)	52,144	831,175
Eagle Bancorp, Inc. (a)	14,470	555,648
Enterprise Financial Services Corp.	11,259	232,611
FCB Financial Holdings, Inc. - Class A (a)	4,367	119,525
Fidelity Southern Corp.	7,991	134,888

MSF-167

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Banks—(Continued)
Financial Institutions, Inc.	6,461	$148,151
First Bancorp (b)	8,573	150,542
First Bancorp/ Puerto Rico (a)	52,499	325,494
First Busey Corp.	36,777	246,038
First Citizens BancShares, Inc. - Class A	4,692	1,218,466
First Commonwealth Financial Corp.	46,645	419,805
First Community Bancshares, Inc.	8,470	148,479
First Connecticut Bancorp, Inc.	9,833	151,133
First Financial Bancorp	28,214	502,491
First Financial Bankshares, Inc. (b)	30,535	843,987
First Financial Corp.	6,038	216,704
First Interstate Bancsystem, Inc. - Class A	9,233	256,862
First Merchants Corp.	18,171	427,745
First Midwest Bancorp, Inc.	38,435	667,616
First NBC Bank Holding Co. (a)	7,557	249,230
First of Long Island Corp. (The)	5,032	128,316
FirstMerit Corp.	78,803	1,501,985
Flushing Financial Corp.	15,132	303,699
FNB Corp.	81,774	1,074,510
German American Bancorp, Inc. (b)	6,759	198,917
Glacier Bancorp, Inc.	36,532	918,780
Great Southern Bancorp, Inc.	6,069	239,058
Great Western Bancorp, Inc.	11,218	246,908
Guaranty Bancorp (b)	8,675	147,128
Hancock Holding Co.	39,950	1,192,907
Hanmi Financial Corp.	15,681	331,653
Heartland Financial USA, Inc.	7,703	251,349
Heritage Financial Corp. (b)	12,896	219,232
Hilltop Holdings, Inc. (a)	38,137	741,383
Home BancShares, Inc.	26,645	902,999
HomeTrust Bancshares, Inc. (a) (b)	10,270	164,012
Horizon Bancorp	5,200	121,628
Hudson Valley Holding Corp.	7,889	201,643
Iberiabank Corp.	15,241	960,640
Independent Bank Corp. (b)	11,835	519,202
Independent Bank Corp.	11,863	152,202
Independent Bank Group, Inc. (b)	4,624	179,920
International Bancshares Corp.	27,173	707,313
Investors Bancorp, Inc.	175,250	2,053,930
Lakeland Bancorp, Inc.	17,320	199,180
Lakeland Financial Corp.	8,139	330,281
LegacyTexas Financial Group, Inc.	20,388	463,419
MainSource Financial Group, Inc.	10,246	201,231
MB Financial, Inc.	32,522	1,018,264
Mercantile Bank Corp.	8,647	169,049
Metro Bancorp, Inc.	7,930	218,630
MidWestOne Financial Group, Inc.	3,645	105,085
National Bank Holdings Corp. - Class A	17,203	323,588
National Bankshares, Inc.	4,218	125,865
National Penn Bancshares, Inc.	59,275	638,392
NBT Bancorp, Inc.	20,117	504,132
NewBridge Bancorp	14,434	128,751
OFG Bancorp	19,884	324,507
Old National Bancorp	57,115	810,462
Pacific Continental Corp.	10,841	143,318
Pacific Premier Bancorp, Inc. (a)	8,535	138,182
Park National Corp.	6,869	587,712

Banks—(Continued)
Park Sterling Corp.	17,566	124,719
Peapack Gladstone Financial Corp.	6,672	144,115
Penns Woods Bancorp, Inc.	1,988	97,233
Peoples Bancorp, Inc.	5,988	141,556
Peoples Financial Services Corp. (b)	4,884	219,145
Pinnacle Financial Partners, Inc.	16,419	729,989
Preferred Bank	6,777	186,164
PrivateBancorp, Inc.	33,931	1,193,353
Prosperity Bancshares, Inc.	34,101	1,789,621
Renasant Corp.	15,636	469,862
Republic Bancorp, Inc. - Class A	5,421	134,061
S&T Bancorp, Inc.	15,660	444,431
Sandy Spring Bancorp, Inc.	13,670	358,564
Seacoast Banking Corp. of Florida (a)	10,342	147,580
Sierra Bancorp	6,446	107,648
Simmons First National Corp. - Class A	11,241	511,128
South State Corp.	12,195	834,016
Southside Bancshares, Inc. (b)	12,379	355,154
Southwest Bancorp, Inc.	11,069	196,918
State Bank Financial Corp. (b)	16,379	343,959
Sterling Bancorp	42,278	566,948
Stock Yards Bancorp, Inc.	7,089	244,074
Stonegate Bank (b)	5,132	154,935
Suffolk Bancorp	6,378	151,541
Susquehanna Bancshares, Inc.	91,645	1,256,453
Talmer Bancorp, Inc. - Class A	7,188	110,084
Texas Capital Bancshares, Inc. (a)	22,102	1,075,262
Tompkins Financial Corp.	7,424	399,782
TowneBank (b)	19,403	312,000
Trico Bancshares	11,155	269,170
TriState Capital Holdings, Inc. (a)	11,422	119,588
Trustmark Corp. (b)	34,161	829,429
UMB Financial Corp.	17,961	949,957
Umpqua Holdings Corp. (b)	79,077	1,358,543
Union Bankshares Corp.	22,489	499,481
United Bankshares, Inc. (b)	32,641	1,226,649
United Community Banks, Inc.	24,926	470,603
Univest Corp. of Pennsylvania	9,559	189,173
Valley National Bancorp (b)	109,795	1,036,465
Washington Trust Bancorp, Inc.	7,713	294,560
Webster Financial Corp.	44,077	1,633,053
WesBanco, Inc. (b)	16,164	526,623
West Bancorp, Inc.	8,036	159,836
Westamerica Bancorp (b)	12,513	540,687
Western Alliance Bancorp (a)	37,712	1,117,784
Wilshire Bancorp, Inc.	35,291	351,851
Wintrust Financial Corp.	22,057	1,051,678
Yadkin Financial Corp. (a)	10,344	209,983

		67,089,534

Beverages—0.2%
Boston Beer Co., Inc. (The) - Class A (a) (b)	4,062	1,086,179
Coca-Cola Bottling Co. Consolidated	2,376	268,631
National Beverage Corp. (a)	7,440	181,610

		1,536,420

MSF-168

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Biotechnology—5.9%
ACADIA Pharmaceuticals, Inc. (a) (b)	39,405	$1,284,209
Acceleron Pharma, Inc. (a) (b)	8,268	314,680
Achillion Pharmaceuticals, Inc. (a) (b)	56,103	553,176
Acorda Therapeutics, Inc. (a) (b)	20,455	680,742
Aegerion Pharmaceuticals, Inc. (a) (b)	14,687	384,359
Agenus, Inc. (a) (b)	32,824	168,387
Agios Pharmaceuticals, Inc. (a)	7,208	679,714
Alder Biopharmaceuticals, Inc. (a)	4,401	127,013
AMAG Pharmaceuticals, Inc. (a) (b)	12,841	701,889
Anacor Pharmaceuticals, Inc. (a)	16,580	959,153
Arena Pharmaceuticals, Inc. (a) (b)	114,562	500,636
ARIAD Pharmaceuticals, Inc. (a) (b)	81,659	672,870
Array BioPharma, Inc. (a) (b)	64,536	475,630
Arrowhead Research Corp. (a) (b)	25,887	175,126
Atara Biotherapeutics, Inc. (a)	3,636	151,148
Auspex Pharmaceuticals, Inc. (a) (b)	5,121	513,483
Avalanche Biotechnologies, Inc. (a)	3,625	146,885
BioCryst Pharmaceuticals, Inc. (a) (b)	34,840	314,605
BioTime, Inc. (a) (b)	28,549	141,888
Bluebird Bio, Inc. (a)	12,102	1,461,558
Celldex Therapeutics, Inc. (a) (b)	47,742	1,330,570
Cepheid, Inc. (a) (b)	34,332	1,953,491
ChemoCentryx, Inc. (a) (b)	14,893	112,442
Chimerix, Inc. (a) (b)	14,917	562,222
Clovis Oncology, Inc. (a) (b)	12,230	907,833
Coherus Biosciences, Inc. (a) (b)	3,663	112,015
CTI BioPharma Corp. (a) (b)	70,525	127,650
Cytokinetics, Inc. (a)	18,716	126,894
Dyax Corp. (a)	69,204	1,159,513
Dynavax Technologies Corp. (a) (b)	13,709	307,493
Emergent Biosolutions, Inc. (a)	13,410	385,672
Enanta Pharmaceuticals, Inc. (a) (b)	5,235	160,296
Epizyme, Inc. (a) (b)	6,547	122,953
Esperion Therapeutics, Inc. (a) (b)	3,379	312,895
Exact Sciences Corp. (a) (b)	43,408	955,844
Exelixis, Inc. (a) (b)	97,859	251,498
FibroGen, Inc. (a)	6,346	199,137
Five Prime Therapeutics, Inc. (a)	8,981	205,216
Foundation Medicine, Inc. (a) (b)	7,156	344,275
Galena Biopharma, Inc. (a) (b)	65,235	90,677
Genomic Health, Inc. (a) (b)	8,810	269,145
Geron Corp. (a) (b)	81,988	309,095
Halozyme Therapeutics, Inc. (a) (b)	51,119	729,979
Heron Therapeutics, Inc. (a) (b)	14,592	212,314
Hyperion Therapeutics, Inc. (a)	6,976	320,198
Idera Pharmaceuticals, Inc. (a) (b)	43,977	163,155
ImmunoGen, Inc. (a) (b)	44,397	397,353
Immunomedics, Inc. (a) (b)	39,907	152,844
Infinity Pharmaceuticals, Inc. (a)	24,496	342,454
Inovio Pharmaceuticals, Inc. (a) (b)	26,639	217,374
Insmed, Inc. (a) (b)	25,006	520,125
Insys Therapeutics, Inc. (a) (b)	4,440	258,097
Intrexon Corp. (a) (b)	17,705	803,276
Ironwood Pharmaceuticals, Inc. (a) (b)	58,760	940,160
Isis Pharmaceuticals, Inc. (a) (b)	56,969	3,627,216
Karyopharm Therapeutics, Inc. (a) (b)	6,236	190,884
Keryx Biopharmaceuticals, Inc. (a) (b)	50,118	638,002

Biotechnology—(Continued)
Kite Pharma, Inc. (a) (b)	4,400	253,792
KYTHERA Biopharmaceuticals, Inc. (a) (b)	9,781	490,517
Lexicon Pharmaceuticals, Inc. (a) (b)	120,249	113,551
Ligand Pharmaceuticals, Inc. (a) (b)	10,234	789,144
MacroGenics, Inc. (a) (b)	10,125	317,621
MannKind Corp. (a) (b)	111,868	581,714
Merrimack Pharmaceuticals, Inc. (a) (b)	46,931	557,540
MiMedx Group, Inc. (a) (b)	49,469	514,478
Mirati Therapeutics, Inc. (a) (b)	4,660	136,631
Momenta Pharmaceuticals, Inc. (a)	23,710	360,392
Navidea Biopharmaceuticals, Inc. (a) (b)	84,045	133,632
Neurocrine Biosciences, Inc. (a) (b)	41,123	1,632,994
NewLink Genetics Corp. (a) (b)	8,942	489,217
Northwest Biotherapeutics, Inc. (a) (b)	18,629	137,296
Novavax, Inc. (a) (b)	118,690	981,566
OncoMed Pharmaceuticals, Inc. (a)	6,539	168,575
Ophthotech Corp. (a)	6,374	296,582
Opko Health, Inc. (a) (b)	95,942	1,359,498
Orexigen Therapeutics, Inc. (a) (b)	58,227	455,917
Organovo Holdings, Inc. (a) (b)	37,857	134,014
Osiris Therapeutics, Inc. (a) (b)	9,827	172,759
Otonomy, Inc. (a) (b)	3,859	136,454
OvaScience, Inc. (a) (b)	8,516	295,761
PDL BioPharma, Inc. (b)	82,274	578,798
Peregrine Pharmaceuticals, Inc. (a) (b)	94,929	128,154
Portola Pharmaceuticals, Inc. (a)	22,529	855,201
Progenics Pharmaceuticals, Inc. (a) (b)	32,263	192,933
Prothena Corp. plc (a) (b)	13,701	522,556
PTC Therapeutics, Inc. (a) (b)	12,023	731,600
Puma Biotechnology, Inc. (a) (b)	11,936	2,818,209
Radius Health, Inc. (a)	4,217	173,572
Raptor Pharmaceutical Corp. (a) (b)	30,816	334,970
Receptos, Inc. (a) (b)	10,658	1,757,398
Regulus Therapeutics, Inc. (a) (b)	7,553	127,948
Repligen Corp. (a)	14,381	436,607
Retrophin, Inc. (a)	12,865	308,245
Rigel Pharmaceuticals, Inc. (a)	46,212	164,977
Sage Therapeutics, Inc. (a) (b)	2,969	149,133
Sangamo Biosciences, Inc. (a)	31,616	495,739
Sarepta Therapeutics, Inc. (a) (b)	19,766	262,492
Spark Therapeutics, Inc. (a)	4,906	380,215
Spectrum Pharmaceuticals, Inc. (a) (b)	30,932	187,757
Stemline Therapeutics, Inc. (a)	8,184	118,422
Synageva BioPharma Corp. (a) (b)	11,358	1,107,746
Synergy Pharmaceuticals, Inc. (a) (b)	42,569	196,669
TESARO, Inc. (a)	9,695	556,493
TG Therapeutics, Inc. (a) (b)	12,383	191,689
Threshold Pharmaceuticals, Inc. (a) (b)	29,171	118,434
Ultragenyx Pharmaceutical, Inc. (a)	3,657	227,063
Vanda Pharmaceuticals, Inc. (a) (b)	20,273	188,539
Verastem, Inc. (a) (b)	15,532	157,960
Xencor, Inc. (a)	7,999	122,545
XOMA Corp. (a) (b)	41,315	150,387
Zafgen, Inc. (a) (b)	3,743	148,260
ZIOPHARM Oncology, Inc. (a) (b)	44,934	483,939

		55,111,703

MSF-169

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Building Products—0.8%
AAON, Inc.	21,161	$519,079
Advanced Drainage Systems, Inc. (b)	6,912	206,945
American Woodmark Corp. (a)	5,650	309,224
Apogee Enterprises, Inc.	13,684	591,149
Builders FirstSource, Inc. (a) (b)	25,665	171,186
Continental Building Products, Inc. (a)	6,361	143,695
Gibraltar Industries, Inc. (a)	14,856	243,787
Griffon Corp.	20,393	355,450
Insteel Industries, Inc.	9,958	215,392
Masonite International Corp. (a)	14,468	973,118
NCI Building Systems, Inc. (a)	14,301	247,121
Nortek, Inc. (a) (b)	4,481	395,448
Patrick Industries, Inc. (a)	3,662	228,033
PGT, Inc. (a)	24,381	272,458
Ply Gem Holdings, Inc. (a) (b)	11,295	146,835
Quanex Building Products Corp.	17,697	349,339
Simpson Manufacturing Co., Inc.	20,877	780,173
Trex Co., Inc. (a)	16,564	903,235
Universal Forest Products, Inc.	10,498	582,429

		7,634,096

Capital Markets—1.4%
Arlington Asset Investment Corp. - Class A (b)	10,056	241,947
BGC Partners, Inc. - Class A	86,085	813,503
Calamos Asset Management, Inc. - Class A	11,175	150,304
Cohen & Steers, Inc. (b)	9,693	396,928
Cowen Group, Inc. - Class A (a)	58,121	302,229
Diamond Hill Investment Group, Inc. (b)	1,546	247,360
Evercore Partners, Inc. - Class A	16,148	834,206
Financial Engines, Inc. (b)	24,757	1,035,585
GAMCO Investors, Inc. - Class A	3,184	249,976
Greenhill & Co., Inc. (b)	13,790	546,774
HFF, Inc. - Class A	15,189	570,195
International FCStone, Inc. (a) (b)	7,668	227,970
Investment Technology Group, Inc. (a)	17,949	544,034
Janus Capital Group, Inc. (b)	72,995	1,254,784
KCG Holdings, Inc. - Class A (a)	26,569	325,736
Ladenburg Thalmann Financial Services, Inc. (a) (b)	51,090	197,207
Moelis & Co. - Class A	2,712	81,685
OM Asset Management plc	14,839	276,599
Oppenheimer Holdings, Inc. - Class A	5,749	134,872
Piper Jaffray Cos. (a)	7,967	417,949
Safeguard Scientifics, Inc. (a) (b)	11,857	214,375
Stifel Financial Corp. (a)	31,775	1,771,456
Virtus Investment Partners, Inc.	3,430	448,541
Walter Investment Management Corp. (a) (b)	19,069	307,964
Westwood Holdings Group, Inc.	3,352	202,126
WisdomTree Investments, Inc. (b)	50,887	1,092,035

		12,886,340

Chemicals—2.0%
A. Schulman, Inc.	15,164	730,905
American Vanguard Corp. (b)	14,887	158,100
Axiall Corp.	33,438	1,569,580
Balchem Corp.	15,297	847,148

Chemicals—(Continued)
Calgon Carbon Corp.	26,333	554,836
Chase Corp.	3,533	154,498
Chemtura Corp. (a)	35,822	977,582
Ferro Corp. (a)	34,923	438,284
Flotek Industries, Inc. (a) (b)	26,380	388,841
FutureFuel Corp.	10,195	104,703
Hawkins, Inc.	4,778	181,516
HB Fuller Co.	23,919	1,025,408
Innophos Holdings, Inc.	11,652	656,707
Innospec, Inc.	12,490	579,411
Intrepid Potash, Inc. (a) (b)	27,693	319,854
KMG Chemicals, Inc.	5,294	141,509
Koppers Holdings, Inc.	10,265	202,015
Kraton Performance Polymers, Inc. (a)	16,524	333,950
Kronos Worldwide, Inc.	10,959	138,631
LSB Industries, Inc. (a)	9,253	382,427
Minerals Technologies, Inc.	16,901	1,235,463
Olin Corp. (b)	38,118	1,221,301
OM Group, Inc.	16,641	499,729
OMNOVA Solutions, Inc. (a)	24,497	208,959
PolyOne Corp.	43,041	1,607,581
Quaker Chemical Corp.	6,591	564,453
Rentech, Inc. (a) (b)	115,307	129,144
Sensient Technologies Corp.	24,300	1,673,784
Stepan Co.	9,701	404,144
Trecora Resources (a)	10,819	131,992
Tredegar Corp.	13,367	268,810
Trinseo S.A. (a) (b)	6,267	124,087
Tronox, Ltd. - Class A	30,359	617,198
Zep, Inc.	10,762	183,277

		18,755,827

Commercial Services & Supplies—2.1%
ABM Industries, Inc.	27,975	891,284
ACCO Brands Corp. (a)	56,671	470,936
ARC Document Solutions, Inc. (a)	21,379	197,328
Brady Corp. - Class A	22,732	643,088
Brink’s Co. (The) (b)	24,924	688,650
Casella Waste Systems, Inc. - Class A (a)	21,065	115,858
Ceco Environmental Corp.	9,240	98,036
Civeo Corp.	45,952	116,718
Deluxe Corp.	23,936	1,658,286
Ennis, Inc.	14,123	199,417
G&K Services, Inc. - Class A	9,849	714,348
Healthcare Services Group, Inc. (b)	34,663	1,113,722
Herman Miller, Inc.	29,708	824,694
HNI Corp.	22,107	1,219,643
InnerWorkings, Inc. (a) (b)	18,893	126,961
Interface, Inc.	31,333	651,100
Kimball International, Inc. - Class B	18,813	197,160
Knoll, Inc.	23,781	557,189
Matthews International Corp. - Class A	15,251	785,579
McGrath RentCorp	13,375	440,171
Mobile Mini, Inc.	22,905	976,669
MSA Safety, Inc.	14,087	702,660
Multi-Color Corp.	6,168	427,627

MSF-170

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Commercial Services & Supplies—(Continued)
Quad/Graphics, Inc.	13,076	$300,487
SP Plus Corp. (a)	8,683	189,724
Steelcase, Inc. - Class A	41,383	783,794
Team, Inc. (a)	10,055	391,944
Tetra Tech, Inc. (c)	31,618	759,464
U.S. Ecology, Inc. (b)	10,067	503,048
UniFirst Corp.	7,187	845,838
United Stationers, Inc.	19,377	794,263
Viad Corp.	11,786	327,887
West Corp.	18,891	637,193

		19,350,766

Communications Equipment—1.5%
ADTRAN, Inc. (b)	30,183	563,517
Alliance Fiber Optic Products, Inc.	6,973	121,470
Applied Optoelectronics, Inc. (a)	8,235	114,302
Aruba Networks, Inc. (a)	50,397	1,234,222
Black Box Corp.	10,414	217,965
CalAmp Corp. (a) (b)	19,380	313,762
Calix, Inc. (a)	19,494	163,555
Ciena Corp. (a) (b)	51,644	997,246
Comtech Telecommunications Corp.	8,068	233,568
Digi International, Inc. (a)	14,316	142,874
Emulex Corp. (a)	40,667	324,116
Extreme Networks, Inc. (a)	49,338	155,908
Finisar Corp. (a) (b)	50,382	1,075,152
Harmonic, Inc. (a)	48,063	356,147
Infinera Corp. (a) (b)	59,921	1,178,646
InterDigital, Inc. (b)	17,703	898,250
Ixia (a)	28,748	348,713
KVH Industries, Inc. (a)	8,641	130,652
NETGEAR, Inc. (a)	17,479	574,709
Plantronics, Inc. (b)	20,899	1,106,602
Polycom, Inc. (a)	67,951	910,543
Ruckus Wireless, Inc. (a) (b)	32,295	415,637
ShoreTel, Inc. (a)	28,961	197,514
Sonus Networks, Inc. (a)	27,331	215,368
Ubiquiti Networks, Inc. (b)	14,660	433,203
ViaSat, Inc. (a) (b)	19,916	1,187,193

		13,610,834

Construction & Engineering—0.7%
Aegion Corp. (a)	20,173	364,123
Argan, Inc.	6,140	222,084
Comfort Systems USA, Inc.	19,376	407,671
Dycom Industries, Inc. (a)	16,749	818,021
EMCOR Group, Inc.	30,670	1,425,235
Furmanite Corp. (a)	19,494	153,808
Granite Construction, Inc.	19,068	670,049
Great Lakes Dredge & Dock Corp. (a)	30,172	181,334
MasTec, Inc. (a)	32,059	618,739
MYR Group, Inc. (a)	10,017	313,933
Northwest Pipe Co. (a)	4,794	110,022
Orion Marine Group, Inc. (a)	14,575	129,134
Primoris Services Corp.	17,845	306,755
Tutor Perini Corp. (a)	19,192	448,133

		6,169,041

Construction Materials—0.1%
Headwaters, Inc. (a)	38,364	703,596
U.S. Concrete, Inc. (a) (b)	7,217	244,512

		948,108

Consumer Finance—0.6%
Cash America International, Inc.	14,003	326,270
Credit Acceptance Corp. (a)	2,944	574,080
Encore Capital Group, Inc. (a) (b)	12,804	532,518
Enova International, Inc. (a)	12,812	252,268
Ezcorp, Inc. - Class A (a) (b)	24,505	223,731
First Cash Financial Services, Inc. (a)	14,639	681,006
Green Dot Corp. - Class A (a)	15,649	249,132
Nelnet, Inc. - Class A	10,320	488,343
PRA Group, Inc. (a) (b)	23,875	1,296,890
Springleaf Holdings, Inc. (a) (b)	11,201	579,876
World Acceptance Corp. (a) (b)	3,560	259,595

		5,463,709

Containers & Packaging—0.5%
AEP Industries, Inc. (a)	2,193	120,703
Berry Plastics Group, Inc. (a)	44,247	1,601,299
Graphic Packaging Holding Co.	160,202	2,329,337
Myers Industries, Inc.	13,337	233,797

		4,285,136

Distributors—0.2%
Core-Mark Holding Co., Inc.	11,438	735,692
Pool Corp.	21,723	1,515,397

		2,251,089

Diversified Consumer Services—0.9%
2U, Inc. (a)	5,762	147,392
American Public Education, Inc. (a) (b)	8,921	267,451
Ascent Capital Group, Inc. - Class A (a)	6,860	273,097
Bright Horizons Family Solutions, Inc. (a)	15,292	784,021
Capella Education Co.	5,633	365,469
Career Education Corp. (a)	30,241	152,112
Carriage Services, Inc. (b)	9,414	224,712
Chegg, Inc. (a) (b)	37,968	301,845
Grand Canyon Education, Inc. (a)	22,843	989,102
Houghton Mifflin Harcourt Co. (a)	53,858	1,264,586
K12, Inc. (a)	17,337	272,538
LifeLock, Inc. (a) (b)	40,242	567,815
Regis Corp. (a)	24,117	394,554
Sotheby’s (b)	30,046	1,269,744
Steiner Leisure, Ltd. (a)	7,524	356,637
Strayer Education, Inc. (a)	5,524	295,037
Universal Technical Institute, Inc.	12,163	116,765

		8,042,877

Diversified Financial Services—0.3%
Gain Capital Holdings, Inc.	12,111	118,324
MarketAxess Holdings, Inc.	17,892	1,483,247
NewStar Financial, Inc. (a)	14,397	168,877
On Deck Capital, Inc. (a)	9,143	194,655

MSF-171

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Diversified Financial Services—(Continued)
PHH Corp. (a) (b)	24,884	$601,446
PICO Holdings, Inc. (a)	12,147	196,903

		2,763,452

Diversified Telecommunication Services—0.6%
8x8, Inc. (a) (b)	43,269	363,460
Atlantic Tele-Network, Inc.	4,754	329,072
Cincinnati Bell, Inc. (a)	102,081	360,346
Cogent Communications Holdings, Inc.	22,011	777,649
Consolidated Communications Holdings, Inc. (b)	24,229	494,272
Fairpoint Communications, Inc. (a)	11,602	204,195
General Communication, Inc. - Class A (a)	16,537	260,623
Globalstar, Inc. (a) (b)	125,841	419,050
Hawaiian Telcom Holdco, Inc. (a) (b)	6,401	170,459
IDT Corp. - Class B	8,438	149,774
inContact, Inc. (a) (b)	27,382	298,464
Inteliquent, Inc.	16,025	252,233
Intelsat S.A. (a) (b)	13,533	162,396
Iridium Communications, Inc. (a) (b)	40,171	390,060
Lumos Networks Corp.	8,454	129,008
ORBCOMM, Inc. (a)	27,147	162,068
Premiere Global Services, Inc. (a)	24,982	238,828
Vonage Holdings Corp. (a)	75,469	370,553

		5,532,510

Electric Utilities—1.3%
ALLETE, Inc.	21,460	1,132,230
Cleco Corp.	29,040	1,583,261
El Paso Electric Co.	18,779	725,621
Empire District Electric Co. (The)	22,399	555,943
IDACORP, Inc.	24,464	1,538,052
MGE Energy, Inc.	16,879	748,077
NRG Yield, Inc. - Class A (b)	11,593	588,113
Otter Tail Corp. (b)	18,873	607,144
PNM Resources, Inc.	38,786	1,132,551
Portland General Electric Co. (b)	38,033	1,410,644
UIL Holdings Corp.	27,339	1,405,771
Unitil Corp.	7,429	258,306

		11,685,713

Electrical Equipment—0.9%
AZZ, Inc.	12,522	583,400
Capstone Turbine Corp. (a) (b)	165,155	107,351
Encore Wire Corp.	10,537	399,141
EnerSys (b)	21,500	1,381,160
Enphase Energy, Inc. (a) (b)	9,620	126,888
Franklin Electric Co., Inc.	23,378	891,637
FuelCell Energy, Inc. (a) (b)	184,067	230,084
Generac Holdings, Inc. (a) (b)	33,669	1,639,344
General Cable Corp.	24,951	429,906
Global Power Equipment Group, Inc.	8,163	107,752
GrafTech International, Ltd. (a)	58,953	229,327
Plug Power, Inc. (a) (b)	78,410	203,082
Polypore International, Inc. (a)	21,441	1,262,875

Electrical Equipment—(Continued)
Powell Industries, Inc.	4,404	148,723
Power Solutions International, Inc. (a) (b)	2,293	147,417
PowerSecure International, Inc. (a) (b)	18,860	248,197
Thermon Group Holdings, Inc. (a)	15,847	381,437
Vicor Corp. (a)	8,633	131,221

		8,648,942

Electronic Equipment, Instruments & Components—2.5%
Anixter International, Inc. (a)	13,642	1,038,565
Badger Meter, Inc. (b)	6,820	408,791
Belden, Inc.	21,125	1,976,455
Benchmark Electronics, Inc. (a)	26,588	638,910
Checkpoint Systems, Inc.	21,005	227,274
Cognex Corp. (a)	42,029	2,084,218
Coherent, Inc. (a)	12,319	800,242
CTS Corp.	18,070	325,079
Daktronics, Inc.	18,513	200,126
DTS, Inc. (a)	9,298	316,783
Fabrinet (a)	17,507	332,458
FARO Technologies, Inc. (a)	8,551	531,274
FEI Co.	20,672	1,578,100
GSI Group, Inc. (a)	18,739	249,603
II-VI, Inc. (a)	27,302	503,995
Insight Enterprises, Inc. (a) (c)	19,337	551,491
InvenSense, Inc. (a) (b)	34,992	532,228
Itron, Inc. (a)	19,812	723,336
Kimball Electronics, Inc. (a)	14,109	199,501
Littelfuse, Inc.	11,202	1,113,367
Maxwell Technologies, Inc. (a) (b)	14,377	115,879
Mercury Systems, Inc. (a)	15,581	242,285
Mesa Laboratories, Inc.	1,474	106,423
Methode Electronics, Inc.	19,169	901,710
MTS Systems Corp. (b)	7,482	566,013
Newport Corp. (a)	20,202	385,050
OSI Systems, Inc. (a)	10,001	742,674
Park Electrochemical Corp.	10,569	227,868
PC Connection, Inc.	5,366	139,999
Plexus Corp. (a) (c)	17,502	713,557
RealD, Inc. (a)	18,684	238,968
Rofin-Sinar Technologies, Inc. (a)	15,227	368,950
Rogers Corp. (a)	8,965	737,013
Sanmina Corp. (a)	38,495	931,194
ScanSource, Inc. (a)	14,516	590,075
SYNNEX Corp.	13,395	1,034,764
TTM Technologies, Inc. (a) (b)	26,923	242,576
Universal Display Corp. (a) (b)	21,034	983,340
Vishay Precision Group, Inc. (a)	6,889	109,742

		23,709,876

Energy Equipment & Services—1.0%
Basic Energy Services, Inc. (a)	18,235	126,369
Bristow Group, Inc. (b)	17,044	928,046
C&J Energy Services, Ltd. (a)	23,819	265,105
CARBO Ceramics, Inc. (b)	9,421	287,435
Era Group, Inc. (a)	10,332	215,319
Exterran Holdings, Inc.	28,971	972,556

MSF-172

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Energy Equipment & Services—(Continued)
Forum Energy Technologies, Inc. (a)	29,182	$571,967
Geospace Technologies Corp. (a) (b)	6,866	113,358
Gulf Island Fabrication, Inc.	7,812	116,086
GulfMark Offshore, Inc. - Class A (b)	13,516	176,249
Helix Energy Solutions Group, Inc. (a)	52,891	791,249
Hornbeck Offshore Services, Inc. (a) (b)	18,165	341,684
ION Geophysical Corp. (a) (b)	64,763	140,536
Key Energy Services, Inc. (a)	64,648	117,659
Matrix Service Co. (a)	14,196	249,282
McDermott International, Inc. (a) (b)	116,414	447,030
Natural Gas Services Group, Inc. (a)	6,643	127,678
Newpark Resources, Inc. (a)	42,672	388,742
Parker Drilling Co. (a) (b)	61,149	213,410
PHI, Inc. (a)	6,426	193,294
Pioneer Energy Services Corp. (a)	31,825	172,491
RigNet, Inc. (a) (b)	7,930	226,719
SEACOR Holdings, Inc. (a) (b)	10,116	704,782
Tesco Corp.	25,482	289,730
TETRA Technologies, Inc. (a)	39,068	241,440
U.S. Silica Holdings, Inc. (b)	26,394	939,890

		9,358,106

Food & Staples Retailing—1.0%
Andersons, Inc. (The)	13,251	548,194
Casey’s General Stores, Inc.	18,741	1,688,564
Chefs’ Warehouse, Inc. (The) (a) (b)	8,577	192,382
Diplomat Pharmacy, Inc. (a) (b)	9,007	311,462
Fresh Market, Inc. (The) (a) (b)	21,412	870,184
Ingles Markets, Inc. - Class A	6,173	305,440
Natural Grocers by Vitamin Cottage, Inc. (a)	5,060	139,706
Pricesmart, Inc.	9,262	787,085
Smart & Final Stores, Inc. (a)	7,687	135,291
SpartanNash Co.	19,948	629,559
SUPERVALU, Inc. (a)	101,674	1,182,469
United Natural Foods, Inc. (a)	24,142	1,859,900
Village Super Market, Inc. - Class A	3,901	122,647
Weis Markets, Inc.	6,205	308,761

		9,081,644

Food Products—1.4%
B&G Foods, Inc. (b)	26,523	780,572
Boulder Brands, Inc. (a) (b)	31,712	302,215
Cal-Maine Foods, Inc. (b)	14,936	583,400
Calavo Growers, Inc. (b)	7,353	378,091
Darling Ingredients, Inc. (a)	80,172	1,123,210
Dean Foods Co. (b)	46,603	770,348
Diamond Foods, Inc. (a) (b)	11,938	388,821
Fresh Del Monte Produce, Inc.	15,644	608,708
Freshpet, Inc. (a) (b)	6,899	134,048
J&J Snack Foods Corp.	7,446	794,488
John B Sanfilippo & Son, Inc.	4,642	200,070
Lancaster Colony Corp.	9,178	873,470
Landec Corp. (a)	14,010	195,439
Limoneira Co. (b)	4,954	107,997
Omega Protein Corp. (a)	11,349	155,368
Post Holdings, Inc. (a) (b)	25,719	1,204,678

Food Products—(Continued)
Sanderson Farms, Inc. (b)	11,435	910,798
Seaboard Corp. (a) (b)	143	590,876
Seneca Foods Corp. - Class A (a)	4,612	137,484
Snyders-Lance, Inc.	22,934	732,971
Tootsie Roll Industries, Inc. (b)	10,544	357,656
TreeHouse Foods, Inc. (a)	20,661	1,756,598

		13,087,306

Gas Utilities—1.0%
Chesapeake Utilities Corp.	6,975	353,005
Laclede Group, Inc. (The)	20,981	1,074,647
New Jersey Resources Corp.	41,016	1,273,957
Northwest Natural Gas Co. (b)	13,257	635,673
ONE Gas, Inc. (b)	25,410	1,098,474
Piedmont Natural Gas Co., Inc.	38,534	1,422,290
South Jersey Industries, Inc.	15,904	863,269
Southwest Gas Corp.	22,160	1,289,047
WGL Holdings, Inc.	25,094	1,415,302

		9,425,664

Health Care Equipment & Supplies—3.5%
Abaxis, Inc. (b)	11,146	714,570
ABIOMED, Inc. (a) (b)	19,803	1,417,499
Accuray, Inc. (a) (b)	37,218	346,127
Analogic Corp.	6,542	594,668
AngioDynamics, Inc. (a)	13,423	238,795
Anika Therapeutics, Inc. (a)	7,087	291,772
Antares Pharma, Inc. (a) (b)	63,955	173,318
AtriCure, Inc. (a)	16,421	336,466
Atrion Corp.	874	301,976
Cantel Medical Corp.	16,951	805,173
Cardiovascular Systems, Inc. (a)	12,840	501,274
Cerus Corp. (a) (b)	39,154	163,272
CONMED Corp.	14,206	717,261
CryoLife, Inc.	17,220	178,571
Cyberonics, Inc. (a)	13,162	854,477
Cynosure, Inc. - Class A (a)	11,463	351,570
DexCom, Inc. (a)	36,695	2,287,566
Endologix, Inc. (a) (b)	32,408	553,205
Exactech, Inc. (a)	5,322	136,403
GenMark Diagnostics, Inc. (a) (b)	19,362	251,319
Globus Medical, Inc. - Class A (a)	32,393	817,599
Greatbatch, Inc. (a)	12,931	748,058
Haemonetics Corp. (a)	26,522	1,191,368
HeartWare International, Inc. (a) (b)	8,570	752,189
ICU Medical, Inc. (a)	6,398	595,910
Insulet Corp. (a)	27,643	921,894
Integra LifeSciences Holdings Corp. (a)	12,903	795,470
Invacare Corp.	15,930	309,201
K2M Group Holdings, Inc. (a)	5,088	112,190
LDR Holding Corp. (a)	8,441	309,278
Masimo Corp. (a)	21,582	711,774
Meridian Bioscience, Inc. (b)	22,552	430,292
Merit Medical Systems, Inc. (a)	21,638	416,532
Natus Medical, Inc. (a)	16,472	650,150
Neogen Corp. (a)	17,828	833,102

MSF-173

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Equipment & Supplies—(Continued)
Nevro Corp. (a) (b)	5,390	$258,343
NuVasive, Inc. (a)	21,973	1,010,538
NxStage Medical, Inc. (a)	30,508	527,788
Ocular Therapeutix, Inc. (a) (b)	3,129	131,371
OraSure Technologies, Inc. (a)	29,491	192,871
Orthofix International NV (a)	9,598	344,472
Oxford Immunotec Global plc (a) (b)	8,922	125,622
Quidel Corp. (a) (b)	13,903	375,103
Rockwell Medical, Inc. (a) (b)	22,438	245,247
RTI Surgical, Inc. (a)	30,534	150,838
Spectranetics Corp. (The) (a) (b)	21,548	749,009
STAAR Surgical Co. (a) (b)	19,419	144,283
STERIS Corp.	28,118	1,975,852
SurModics, Inc. (a) (b)	5,420	141,083
Thoratec Corp. (a)	26,257	1,099,906
Tornier NV (a)	17,693	463,910
Unilife Corp. (a) (b)	55,575	222,856
Utah Medical Products, Inc.	2,002	119,840
Vascular Solutions, Inc. (a)	9,953	301,775
West Pharmaceutical Services, Inc.	34,551	2,080,316
Wright Medical Group, Inc. (a) (b)	24,578	634,112
Zeltiq Aesthetics, Inc. (a) (b)	14,709	453,479

		32,558,903

Health Care Providers & Services—2.5%
Acadia Healthcare Co., Inc. (a) (b)	21,047	1,506,965
Aceto Corp.	12,766	280,852
Adeptus Health, Inc. - Class A (a) (b)	2,999	150,610
Air Methods Corp. (a) (b)	18,730	872,631
Almost Family, Inc. (a)	4,667	208,662
Amedisys, Inc. (a)	13,972	374,170
AMN Healthcare Services, Inc. (a)	23,983	553,288
Amsurg Corp. (a)	20,846	1,282,446
Bio-Reference Labs, Inc. (a) (b)	12,716	448,112
BioScrip, Inc. (a) (b)	29,688	131,518
BioTelemetry, Inc. (a)	15,006	132,803
Capital Senior Living Corp. (a)	14,260	369,904
Chemed Corp.	8,215	980,871
Civitas Solutions, Inc. (a)	6,456	135,189
Corvel Corp. (a)	5,325	183,233
Cross Country Healthcare, Inc. (a)	16,495	195,631
Ensign Group, Inc. (The)	11,187	524,223
ExamWorks Group, Inc. (a) (b)	17,240	717,529
Hanger, Inc. (a)	17,356	393,808
HealthEquity, Inc. (a)	5,645	141,069
HealthSouth Corp.	42,069	1,866,181
Healthways, Inc. (a) (b)	16,239	319,908
IPC The Hospitalist Co., Inc. (a)	9,377	437,343
Kindred Healthcare, Inc.	38,603	918,365
Landauer, Inc. (b)	5,165	181,498
LHC Group, Inc. (a)	6,847	226,156
Magellan Health, Inc. (a)	13,774	975,475
Molina Healthcare, Inc. (a) (b)	14,355	965,948
National Healthcare Corp.	5,246	334,223
Owens & Minor, Inc. (b)	31,521	1,066,671
PharMerica Corp. (a)	13,843	390,234

Health Care Providers & Services—(Continued)
Providence Service Corp. (The) (a)	4,961	263,528
RadNet, Inc. (a)	17,918	150,511
Select Medical Holdings Corp.	38,917	577,139
Surgical Care Affiliates, Inc. (a)	7,471	256,479
Team Health Holdings, Inc. (a)	34,473	2,017,015
Triple-S Management Corp. - Class B (a)	12,074	240,031
U.S. Physical Therapy, Inc.	6,011	285,522
Universal American Corp. (a)	20,509	219,036
WellCare Health Plans, Inc. (a)	21,378	1,955,232

		23,230,009

Health Care Technology—0.5%
Computer Programs & Systems, Inc. (b)	5,856	317,747
HealthStream, Inc. (a)	10,052	253,310
HMS Holdings Corp. (a) (b)	44,959	694,617
MedAssets, Inc. (a)	31,309	589,235
Medidata Solutions, Inc. (a) (b)	26,770	1,312,801
Merge Healthcare, Inc. (a)	38,387	171,590
Omnicell, Inc. (a)	18,760	658,476
Quality Systems, Inc.	24,814	396,528
Vocera Communications, Inc. (a)	11,244	111,540

		4,505,844

Hotels, Restaurants & Leisure—3.1%
Belmond, Ltd. - Class A (a)	45,218	555,277
Biglari Holdings, Inc. (a)	871	360,681
BJ’s Restaurants, Inc. (a)	10,878	548,795
Bloomin’ Brands, Inc.	38,253	930,695
Bob Evans Farms, Inc.	12,754	590,000
Boyd Gaming Corp. (a) (b)	36,081	512,350
Bravo Brio Restaurant Group, Inc. (a)	9,979	146,591
Buffalo Wild Wings, Inc. (a) (b)	9,275	1,681,001
Caesars Acquisition Co. - Class A (a)	27,244	185,259
Caesars Entertainment Corp. (a) (b)	25,824	271,927
Carrols Restaurant Group, Inc. (a)	20,354	168,735
Cheesecake Factory, Inc. (The) (b)	24,512	1,209,177
Churchill Downs, Inc.	6,674	767,310
Chuy’s Holdings, Inc. (a) (b)	8,272	186,368
ClubCorp Holdings, Inc.	11,474	222,137
Cracker Barrel Old Country Store, Inc. (b)	9,084	1,382,040
Dave & Buster’s Entertainment, Inc. (a) (b)	3,784	115,261
Del Frisco’s Restaurant Group, Inc. (a)	12,052	242,848
Denny’s Corp. (a)	44,196	503,834
Diamond Resorts International, Inc. (a)	17,878	597,662
DineEquity, Inc.	7,910	846,449
El Pollo Loco Holdings, Inc. (a) (b)	4,618	118,267
Fiesta Restaurant Group, Inc. (a)	13,371	815,631
International Speedway Corp. - Class A	15,535	506,596
Interval Leisure Group, Inc. (b)	19,771	518,198
Isle of Capri Casinos, Inc. (a)	12,013	168,783
Jack in the Box, Inc.	19,588	1,878,881
Jamba, Inc. (a) (b)	9,661	142,113
Krispy Kreme Doughnuts, Inc. (a) (b)	33,031	660,290
La Quinta Holdings, Inc. (a)	22,198	525,649
Life Time Fitness, Inc. (a)	20,079	1,424,806
Marcus Corp.	9,550	203,319

MSF-174

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—(Continued)
Marriott Vacations Worldwide Corp.	13,105	$1,062,160
Morgans Hotel Group Co. (a)	12,602	97,665
Papa John’s International, Inc.	15,092	932,836
Penn National Gaming, Inc. (a) (b)	39,538	619,165
Pinnacle Entertainment, Inc. (a)	29,578	1,067,470
Popeyes Louisiana Kitchen, Inc. (a)	11,867	709,884
Potbelly Corp. (a) (b)	8,334	114,176
Red Robin Gourmet Burgers, Inc. (a)	7,250	630,750
Ruby Tuesday, Inc. (a) (b)	31,853	191,437
Ruth’s Hospitality Group, Inc.	17,912	284,443
Scientific Games Corp. - Class A (a) (b)	23,377	244,757
Shake Shack, Inc. - Class A (a)	4,298	215,115
Sonic Corp.	27,410	868,897
Speedway Motorsports, Inc.	7,078	161,024
Texas Roadhouse, Inc.	33,641	1,225,542
Vail Resorts, Inc.	17,733	1,833,947

		29,246,198

Household Durables—1.1%
Beazer Homes USA, Inc. (a) (b)	13,700	242,764
Cavco Industries, Inc. (a)	4,452	334,167
CSS Industries, Inc.	4,201	126,660
Ethan Allen Interiors, Inc. (b)	12,159	336,075
Helen of Troy, Ltd. (a)	13,964	1,137,926
Hovnanian Enterprises, Inc. - Class A (a) (b)	56,064	199,588
iRobot Corp. (a) (b)	14,746	481,162
KB Home (b)	43,434	678,439
La-Z-Boy, Inc.	26,643	748,935
LGI Homes, Inc. (a) (b)	8,210	136,779
Libbey, Inc.	10,247	408,958
M/I Homes, Inc. (a)	12,868	306,773
MDC Holdings, Inc. (b)	19,869	566,266
Meritage Homes Corp. (a)	19,962	970,952
NACCO Industries, Inc. - Class A	2,380	126,116
Ryland Group, Inc. (The) (b)	23,149	1,128,282
Skullcandy, Inc. (a)	11,183	126,368
Standard Pacific Corp. (a)	71,989	647,901
TRI Pointe Homes, Inc. (a)	72,675	1,121,375
Universal Electronics, Inc. (a)	7,461	421,099
WCI Communities, Inc. (a)	6,498	155,627
William Lyon Homes - Class A (a) (b)	9,057	233,852

		10,636,064

Household Products—0.2%
Central Garden and Pet Co. - Class A (a)	23,384	248,338
HRG Group, Inc. (a)	41,219	514,413
Orchids Paper Products Co.	3,667	98,862
WD-40 Co.	7,863	696,190

		1,557,803

Independent Power and Renewable Electricity Producers—0.5%
Abengoa Yield plc (b)	13,281	448,632
Atlantic Power Corp. (b)	59,196	166,341
Dynegy, Inc. (a)	59,317	1,864,333
Ormat Technologies, Inc. (b)	16,649	632,995

Independent Power and Renewable Electricity Producers—(Continued)
Pattern Energy Group, Inc. (b)	21,459	607,719
TerraForm Power, Inc. - Class A (a)	13,829	504,897
Vivint Solar, Inc. (a)	12,006	145,753

		4,370,670

Industrial Conglomerates—0.0%
Raven Industries, Inc.	18,658	381,743

Insurance—2.3%
Ambac Financial Group, Inc. (a)	22,444	543,145
American Equity Investment Life Holding Co.	38,208	1,112,999
AMERISAFE, Inc.	9,298	430,032
Amtrust Financial Services, Inc. (b)	14,572	830,385
Argo Group International Holdings, Ltd.	15,499	777,270
Atlas Financial Holdings, Inc. (a)	6,104	107,858
Baldwin & Lyons, Inc. - Class B	4,133	96,960
Citizens, Inc. (a) (b)	22,172	136,580
CNO Financial Group, Inc.	98,977	1,704,384
Crawford & Co. - Class B (b)	14,358	124,053
Employers Holdings, Inc.	16,380	442,096
Enstar Group, Ltd. (a)	4,185	593,684
FBL Financial Group, Inc. - Class A	4,790	297,028
Federated National Holding Co.	5,884	180,050
Fidelity & Guaranty Life	4,816	102,099
First American Financial Corp.	52,300	1,866,064
Global Indemnity plc (a)	3,335	92,546
Greenlight Capital Re, Ltd. - Class A (a) (b)	13,998	445,136
HCI Group, Inc. (b)	5,174	237,331
Horace Mann Educators Corp.	20,028	684,958
Infinity Property & Casualty Corp.	5,597	459,234
James River Group Holdings, Ltd.	8,567	201,582
Kemper Corp.	20,321	791,706
Maiden Holdings, Ltd. (b)	26,833	397,933
Meadowbrook Insurance Group, Inc.	26,803	227,826
Montpelier Re Holdings, Ltd.	17,757	682,579
National General Holdings Corp.	15,899	297,311
National Interstate Corp.	3,752	105,356
National Western Life Insurance Co. - Class A	1,212	308,212
Navigators Group, Inc. (The) (a)	5,301	412,630
OneBeacon Insurance Group, Ltd. - Class A	11,496	174,854
Phoenix Cos., Inc. (The) (a) (b)	3,332	166,567
Primerica, Inc.	26,691	1,358,572
RLI Corp.	20,825	1,091,438
Safety Insurance Group, Inc.	6,815	407,196
Selective Insurance Group, Inc.	28,514	828,332
State Auto Financial Corp.	7,940	192,863
State National Cos., Inc. (b)	16,981	168,961
Stewart Information Services Corp.	11,286	458,663
Symetra Financial Corp.	37,115	870,718
Third Point Reinsurance, Ltd. (a) (b)	28,266	399,964
United Fire Group, Inc.	9,732	309,186
United Insurance Holdings Corp. (b)	8,654	194,715
Universal Insurance Holdings, Inc. (b)	16,046	410,617

		21,721,673

MSF-175

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Internet & Catalog Retail—0.5%
1-800-Flowers.com, Inc. - Class A (a)	13,348	$157,907
Blue Nile, Inc. (a) (b)	6,605	210,303
EVINE Live, Inc. (a)	23,836	159,940
FTD Cos., Inc. (a)	9,600	287,424
HSN, Inc.	16,131	1,100,618
Lands’ End, Inc. (a) (b)	8,472	303,975
Nutrisystem, Inc.	14,262	284,955
Orbitz Worldwide, Inc. (a)	26,854	313,118
Overstock.com, Inc. (a) (b)	6,447	156,146
PetMed Express, Inc. (b)	11,281	186,362
Shutterfly, Inc. (a) (b)	19,128	865,351
Travelport Worldwide, Ltd. (b)	17,496	292,183
Wayfair, Inc. - Class A (a) (b)	8,599	276,200

		4,594,482

Internet Software & Services—2.1%
Actua Corp. (a)	20,148	312,092
Angie’s List, Inc. (a) (b)	21,237	124,661
Bankrate, Inc. (a)	33,123	375,615
Bazaarvoice, Inc. (a) (b)	25,119	141,922
Blucora, Inc. (a)	20,338	277,817
Box, Inc. - Class A (a)	9,998	197,460
Brightcove, Inc. (a) (b)	17,409	127,608
Carbonite, Inc. (a)	9,568	136,822
ChannelAdvisor Corp. (a) (b)	10,403	100,805
Cimpress NV (a)	16,340	1,378,769
comScore, Inc. (a)	16,327	835,942
Constant Contact, Inc. (a) (b)	15,503	592,370
Cornerstone OnDemand, Inc. (a) (b)	26,060	752,873
Cvent, Inc. (a) (b)	9,029	253,173
Dealertrack Technologies, Inc. (a) (b)	26,273	1,012,036
Demandware, Inc. (a) (b)	14,754	898,519
Dice Holdings, Inc. (a)	16,579	147,885
EarthLink Holdings Corp.	52,679	233,895
Endurance International Group Holdings, Inc. (a) (b)	15,481	295,068
Envestnet, Inc. (a)	16,750	939,340
Gogo, Inc. (a) (b)	27,419	522,606
GrubHub, Inc. (a)	3,849	174,706
GTT Communications, Inc. (a)	8,678	163,841
Internap Corp. (a) (b)	29,790	304,752
IntraLinks Holdings, Inc. (a)	20,583	212,828
j2 Global, Inc. (b)	23,025	1,512,282
Limelight Networks, Inc. (a)	33,335	121,006
Liquidity Services, Inc. (a)	13,134	129,764
LivePerson, Inc. (a) (b)	29,330	300,193
LogMeIn, Inc. (a) (b)	11,323	633,975
Marketo, Inc. (a) (b)	12,776	327,321
Monster Worldwide, Inc. (a) (b)	45,420	287,963
NIC, Inc.	33,146	585,690
Perficient, Inc. (a)	17,369	359,365
Q2 Holdings, Inc. (a)	5,475	115,741
QuinStreet, Inc. (a)	19,241	114,484
Reis, Inc.	4,593	117,765
RetailMeNot, Inc. (a) (b)	15,308	275,697
SciQuest, Inc. (a)	15,491	262,263

Internet Software & Services—(Continued)
Shutterstock, Inc. (a) (b)	7,587	520,999
SPS Commerce, Inc. (a)	7,550	506,605
Stamps.com, Inc. (a)	6,857	461,408
Textura Corp. (a) (b)	9,452	256,905
United Online, Inc. (a)	1	16
Web.com Group, Inc. (a)	25,502	483,263
WebMD Health Corp. (a) (b)	19,045	834,838
Wix.com, Ltd. (a)	7,180	137,569
XO Group, Inc. (a)	17,026	300,849
Xoom Corp. (a) (b)	15,422	226,549

		19,385,915

IT Services—2.3%
Acxiom Corp. (a)	37,591	695,057
Blackhawk Network Holdings, Inc. (a) (b)	24,769	885,987
CACI International, Inc. - Class A (a) (c)	11,906	1,070,587
Cardtronics, Inc. (a) (b)	20,736	779,674
Cass Information Systems, Inc. (b)	5,928	332,798
CIBER, Inc. (a)	40,848	168,294
Convergys Corp. (b)	48,317	1,105,010
CSG Systems International, Inc. (b)	18,310	556,441
Datalink Corp. (a)	10,457	125,902
EPAM Systems, Inc. (a)	17,528	1,074,291
Euronet Worldwide, Inc. (a)	25,270	1,484,612
EVERTEC, Inc.	32,365	707,499
ExlService Holdings, Inc. (a)	16,429	611,159
Forrester Research, Inc.	5,782	212,662
Global Cash Access Holdings, Inc. (a)	32,995	251,422
Hackett Group, Inc. (The)	13,330	119,170
Heartland Payment Systems, Inc. (b)	17,385	814,487
iGATE Corp. (a)	17,995	767,667
Lionbridge Technologies, Inc. (a)	32,857	187,942
Luxoft Holding, Inc. (a)	4,055	209,806
ManTech International Corp. - Class A	12,440	422,214
MAXIMUS, Inc.	33,025	2,204,749
MoneyGram International, Inc. (a)	11,813	102,064
NeuStar, Inc. - Class A (a) (b)	26,451	651,224
Science Applications International Corp.	18,820	966,407
ServiceSource International, Inc. (a) (b)	30,987	96,060
Sykes Enterprises, Inc. (a)	20,461	508,456
Syntel, Inc. (a) (b)	15,962	825,714
TeleTech Holdings, Inc.	7,377	187,745
Unisys Corp. (a)	26,228	608,752
Virtusa Corp. (a)	13,325	551,388
WEX, Inc. (a)	18,556	1,992,172

		21,277,412

Leisure Products—0.4%
Arctic Cat, Inc.	6,783	246,359
Black Diamond, Inc. (a)	12,972	122,585
Brunswick Corp.	44,823	2,306,143
Callaway Golf Co. (b)	40,594	386,861
Nautilus, Inc. (a)	16,328	249,329
Smith & Wesson Holding Corp. (a) (b)	25,637	326,359
Sturm Ruger & Co., Inc. (b)	10,261	509,253

		4,146,889

MSF-176

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Life Sciences Tools & Services—0.5%
Accelerate Diagnostics, Inc. (a) (b)	11,348	$255,330
Affymetrix, Inc. (a) (b) (c)	33,116	415,937
Albany Molecular Research, Inc. (a) (b)	12,484	219,718
Cambrex Corp. (a)	15,180	601,584
Fluidigm Corp. (a) (b)	13,200	555,720
INC Research Holdings, Inc. - Class A (a)	3,500	114,555
Luminex Corp. (a)	18,464	295,424
Pacific Biosciences of California, Inc. (a) (b)	27,011	157,744
PAREXEL International Corp. (a)	27,302	1,883,565
PRA Health Sciences, Inc. (a)	8,557	246,784
Sequenom, Inc. (a) (b)	60,324	238,280

		4,984,641

Machinery—2.8%
Actuant Corp. - Class A	30,307	719,488
Alamo Group, Inc.	3,532	222,975
Albany International Corp. - Class A	14,147	562,343
Altra Industrial Motion Corp.	13,385	369,961
American Railcar Industries, Inc. (b)	4,708	234,129
Astec Industries, Inc.	10,141	434,846
Barnes Group, Inc.	27,049	1,095,214
Blount International, Inc. (a)	25,829	332,678
Briggs & Stratton Corp. (b)	23,052	473,488
Chart Industries, Inc. (a) (b)	15,307	536,893
CIRCOR International, Inc.	8,835	483,275
CLARCOR, Inc.	24,715	1,632,673
Columbus McKinnon Corp.	10,074	271,394
Douglas Dynamics, Inc.	9,877	225,591
EnPro Industries, Inc.	11,493	757,963
ESCO Technologies, Inc.	13,728	535,117
Federal Signal Corp.	31,915	503,938
FreightCar America, Inc.	7,047	221,487
Global Brass & Copper Holdings, Inc.	11,099	171,480
Gorman-Rupp Co. (The) (b)	10,331	309,413
Graham Corp.	5,399	129,414
Greenbrier Cos., Inc. (b)	13,566	786,828
Harsco Corp.	39,595	683,410
Hillenbrand, Inc.	31,050	958,513
Hurco Cos., Inc.	3,395	111,797
Hyster-Yale Materials Handling, Inc.	4,976	364,691
John Bean Technologies Corp.	15,202	543,015
Kadant, Inc.	5,766	303,349
LB Foster Co. - Class A	5,476	260,000
Lindsay Corp. (b)	5,740	437,675
Lydall, Inc. (a)	9,530	302,292
Meritor, Inc. (a)	50,463	636,338
Miller Industries, Inc.	6,185	151,533
Mueller Industries, Inc.	28,336	1,023,780
Mueller Water Products, Inc. - Class A	80,834	796,215
NN, Inc. (b)	9,533	239,088
Proto Labs, Inc. (a) (b)	11,113	777,910
RBC Bearings, Inc.	11,531	882,583
Rexnord Corp. (a)	36,997	987,450
Standex International Corp.	6,262	514,298
Sun Hydraulics Corp.	10,558	436,679
Tennant Co.	8,929	583,689

Machinery—(Continued)
Titan International, Inc. (b)	21,944	205,396
Trimas Corp. (a)	22,514	693,206
Wabash National Corp. (a) (b)	34,339	484,180
Watts Water Technologies, Inc. - Class A	13,983	769,484
Woodward, Inc.	31,969	1,630,739

		25,787,898

Marine—0.2%
Knightsbridge Shipping, Ltd. (a)	35,905	179,525
Matson, Inc.	21,468	905,091
Navios Maritime Holdings, Inc.	39,414	164,751
Scorpio Bulkers, Inc. (a) (b)	61,755	146,359

		1,395,726

Media—1.3%
AMC Entertainment Holdings, Inc. - Class A	9,526	338,078
Carmike Cinemas, Inc. (a)	12,031	404,242
Cumulus Media, Inc. - Class A (a) (b)	68,341	168,802
Daily Journal Corp. (a) (b)	598	109,554
Entercom Communications Corp. - Class A (a)	14,538	176,637
Entravision Communications Corp. - Class A	29,645	187,653
Eros International plc (a)	11,568	202,093
EW Scripps Co. (The) - Class A (a) (b)	16,943	481,859
Global Eagle Entertainment, Inc. (a) (b)	19,718	262,447
Gray Television, Inc. (a)	26,074	360,343
Harte-Hanks, Inc.	26,098	203,564
Journal Communications, Inc. - Class A (a)	24,659	365,446
Loral Space & Communications, Inc. (a)	6,669	456,426
MDC Partners, Inc. - Class A	19,973	566,235
Media General, Inc. (a)	39,825	656,714
Meredith Corp.	18,123	1,010,720
National CineMedia, Inc.	31,052	468,885
New Media Investment Group, Inc.	22,310	533,878
New York Times Co. (The) - Class A (b)	68,375	940,840
Nexstar Broadcasting Group, Inc. - Class A (b)	14,830	848,573
Reading International, Inc. - Class A (a)	9,450	127,102
Rentrak Corp. (a) (b)	5,237	290,968
Scholastic Corp. (b)	14,077	576,312
Sinclair Broadcast Group, Inc. - Class A (b)	34,322	1,078,054
Time, Inc.	54,305	1,218,604
World Wrestling Entertainment, Inc. - Class A (b)	14,120	197,821

		12,231,850

Metals & Mining—0.8%
AK Steel Holding Corp. (a) (b)	86,412	386,262
Century Aluminum Co. (a)	25,320	349,416
Coeur Mining, Inc. (a) (b)	52,874	249,037
Commercial Metals Co.	58,786	951,745
Globe Specialty Metals, Inc.	31,634	598,515
Haynes International, Inc.	6,653	296,790
Hecla Mining Co. (b)	172,397	513,743
Horsehead Holding Corp. (a) (b)	28,019	354,721
Kaiser Aluminum Corp. (b)	8,525	655,487
Materion Corp.	10,677	410,317

MSF-177

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Metals & Mining—(Continued)
RTI International Metals, Inc. (a) (b)	16,034	$575,781
Schnitzer Steel Industries, Inc. - Class A	13,529	214,570
Stillwater Mining Co. (a) (b)	56,563	730,794
SunCoke Energy, Inc.	35,308	527,501
Worthington Industries, Inc.	24,642	655,724

		7,470,403

Multi-Utilities—0.4%
Avista Corp. (b)	30,460	1,041,123
Black Hills Corp.	20,984	1,058,433
NorthWestern Corp.	22,620	1,216,729

		3,316,285

Multiline Retail—0.2%
Burlington Stores, Inc. (a)	14,444	858,263
Fred’s, Inc. - Class A	16,936	289,436
Tuesday Morning Corp. (a) (b)	21,822	351,334

		1,499,033

Oil, Gas & Consumable Fuels—2.1%
Abraxas Petroleum Corp. (a) (b)	46,276	150,397
Alon USA Energy, Inc.	13,787	228,451
Alpha Natural Resources, Inc. (a) (b)	111,628	111,617
Approach Resources, Inc. (a) (b)	21,598	142,331
Arch Coal, Inc. (a) (b)	105,697	105,686
Bill Barrett Corp. (a) (b)	24,966	207,218
Bonanza Creek Energy, Inc. (a)	19,721	486,320
Callon Petroleum Co. (a)	35,112	262,287
Carrizo Oil & Gas, Inc. (a)	25,277	1,255,003
Clayton Williams Energy, Inc. (a) (b)	3,222	163,130
Clean Energy Fuels Corp. (a) (b)	35,238	187,995
Cloud Peak Energy, Inc. (a) (b)	31,583	183,813
Contango Oil & Gas Co. (a)	9,335	205,370
Delek U.S. Holdings, Inc.	29,102	1,156,804
DHT Holdings, Inc.	46,222	322,629
Diamondback Energy, Inc. (a)	21,619	1,661,204
Energy XXI, Ltd. (b)	45,315	164,947
EXCO Resources, Inc. (b)	85,891	157,180
GasLog, Ltd. (b)	20,748	402,926
Green Plains, Inc.	18,400	525,320
Halcon Resources Corp. (a) (b)	127,821	196,844
Magnum Hunter Resources Corp. (a) (b)	97,509	260,349
Matador Resources Co. (a) (b)	35,906	787,059
Navios Maritime Acquisition Corp.	42,802	151,519
Nordic American Tankers, Ltd.	45,633	543,489
Northern Oil and Gas, Inc. (a) (b)	32,713	252,217
Pacific Ethanol, Inc. (a) (b)	14,686	158,462
Panhandle Oil and Gas, Inc. - Class A	10,459	206,984
Parsley Energy, Inc. - Class A (a) (b)	26,890	429,702
PDC Energy, Inc. (a) (b)	19,719	1,065,615
Penn Virginia Corp. (a) (b)	32,308	209,356
Renewable Energy Group, Inc. (a) (b)	17,354	160,004
REX American Resources Corp. (a)	4,541	276,138
Ring Energy, Inc. (a)	12,081	128,300
Rosetta Resources, Inc. (a) (b)	37,138	632,089
RSP Permian, Inc. (a)	12,288	309,535

Oil, Gas & Consumable Fuels—(Continued)
Sanchez Energy Corp. (a) (b)	24,958	324,703
Scorpio Tankers, Inc. (b)	80,590	759,158
SemGroup Corp. - Class A	20,664	1,680,810
Ship Finance International, Ltd. (b)	28,428	420,734
Solazyme, Inc. (a) (b)	44,324	126,767
Stone Energy Corp. (a)	27,971	410,614
Synergy Resources Corp. (a)	40,901	484,677
Teekay Tankers, Ltd. - Class A	41,126	236,063
Triangle Petroleum Corp. (a) (b)	35,098	176,543
Western Refining, Inc.	26,140	1,291,055
Westmoreland Coal Co. (a)	7,463	199,710

		19,959,124

Paper & Forest Products—0.7%
Boise Cascade Co. (a)	19,596	734,066
Clearwater Paper Corp. (a)	9,289	606,572
Deltic Timber Corp.	6,001	397,566
KapStone Paper and Packaging Corp.	41,235	1,354,157
Louisiana-Pacific Corp. (a) (b)	69,384	1,145,530
Neenah Paper, Inc.	7,745	484,372
PH Glatfelter Co.	21,278	585,783
Resolute Forest Products, Inc. (a)	32,474	560,177
Schweitzer-Mauduit International, Inc.	14,898	687,096
Wausau Paper Corp. (b)	23,588	224,794

		6,780,113

Personal Products—0.1%
Elizabeth Arden, Inc. (a) (b)	12,466	194,470
Inter Parfums, Inc.	8,191	267,190
Medifast, Inc. (a)	7,275	218,032
Revlon, Inc. - Class A (a)	6,172	254,286
USANA Health Sciences, Inc. (a)	2,803	311,469

		1,245,447

Pharmaceuticals—1.8%
Aerie Pharmaceuticals, Inc. (a)	5,743	179,986
Akorn, Inc. (a) (b)	29,811	1,416,321
Ampio Pharmaceuticals, Inc. (a) (b)	22,581	170,035
ANI Pharmaceuticals, Inc. (a) (b)	3,380	211,419
Aratana Therapeutics, Inc. (a)	12,495	200,045
BioDelivery Sciences International, Inc. (a) (b)	20,287	213,013
Catalent, Inc. (a)	23,488	731,651
Cempra, Inc. (a) (b)	15,026	515,542
Corcept Therapeutics, Inc. (a)	27,975	156,660
Depomed, Inc. (a) (b)	26,785	600,252
Endocyte, Inc. (a) (b)	21,515	134,684
Horizon Pharma plc (a)	32,614	846,986
IGI Laboratories, Inc. (a) (b)	17,535	143,086
Impax Laboratories, Inc. (a) (b)	34,206	1,603,235
Intra-Cellular Therapies, Inc. (a)	10,123	241,737
Lannett Co., Inc. (a) (b)	12,710	860,594
Medicines Co. (The) (a)	32,038	897,705
Nektar Therapeutics (a) (b)	62,084	682,924
Omeros Corp. (a) (b)	18,771	413,525
Pacira Pharmaceuticals, Inc. (a) (b)	17,459	1,551,232
Pernix Therapeutics Holdings, Inc. (a) (b)	17,177	183,622

MSF-178

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Pharmaceuticals—(Continued)
Phibro Animal Health Corp. - Class A	7,619	$269,789
Pozen, Inc. (a)	15,222	117,514
Prestige Brands Holdings, Inc. (a)	26,054	1,117,456
Relypsa, Inc. (a)	10,311	371,918
Repros Therapeutics, Inc. (a) (b)	13,428	115,346
Sagent Pharmaceuticals, Inc. (a) (b)	11,006	255,889
Sciclone Pharmaceuticals, Inc. (a)	27,839	246,654
Sucampo Pharmaceuticals, Inc. - Class A (a) (b)	9,684	150,683
Supernus Pharmaceuticals, Inc. (a)	15,103	182,595
Tetraphase Pharmaceuticals, Inc. (a) (b)	15,134	554,510
TherapeuticsMD, Inc. (a) (b)	51,625	312,331
Theravance Biopharma, Inc. (a) (b)	11,720	203,342
Theravance, Inc. (b)	40,393	634,978
Vivus, Inc. (a) (b)	46,905	115,386
XenoPort, Inc. (a) (b)	30,042	213,899
ZS Pharma, Inc. (a)	3,236	136,171

		16,952,715

Professional Services—1.3%
Acacia Research Corp. (b)	26,332	281,752
Advisory Board Co. (The) (a)	20,597	1,097,408
Barrett Business Services, Inc.	3,858	165,277
CBIZ, Inc. (a) (b)	20,130	187,813
Corporate Executive Board Co. (The)	16,546	1,321,364
CRA International, Inc. (a)	4,935	153,577
Exponent, Inc.	6,721	597,497
Franklin Covey Co. (a)	5,394	103,888
FTI Consulting, Inc. (a)	19,255	721,292
GP Strategies Corp. (a)	5,793	214,341
Heidrick & Struggles International, Inc.	9,634	236,804
Huron Consulting Group, Inc. (a)	11,680	772,632
ICF International, Inc. (a)	10,002	408,582
Insperity, Inc.	12,162	635,951
Kelly Services, Inc. - Class A	14,944	260,623
Kforce, Inc.	12,692	283,159
Korn/Ferry International	24,691	811,593
Mistras Group, Inc. (a)	8,222	158,356
Navigant Consulting, Inc. (a)	28,217	365,692
On Assignment, Inc. (a)	24,181	927,825
Paylocity Holding Corp. (a) (b)	4,427	126,789
Pendrell Corp. (a)	83,014	107,918
Resources Connection, Inc.	20,687	362,022
RPX Corp. (a)	26,264	377,939
TriNet Group, Inc. (a)	7,891	278,000
TrueBlue, Inc. (a)	19,573	476,603
VSE Corp.	2,185	178,908
WageWorks, Inc. (a)	17,251	919,996

		12,533,601

Real Estate Investment Trusts—8.5%
Acadia Realty Trust	33,214	1,158,504
AG Mortgage Investment Trust, Inc.	14,345	270,260
Agree Realty Corp.	8,695	286,674
Alexander’s, Inc.	1,029	469,821
Altisource Residential Corp.	29,057	606,129

Real Estate Investment Trusts—(Continued)
American Assets Trust, Inc.	17,413	753,635
American Capital Mortgage Investment Corp.	26,073	468,271
American Residential Properties, Inc. (a) (b)	16,166	290,826
Anworth Mortgage Asset Corp.	56,579	287,987
Apollo Commercial Real Estate Finance, Inc. (b)	28,760	494,097
Apollo Residential Mortgage, Inc.	16,439	262,202
Ares Commercial Real Estate Corp.	11,438	126,390
Armada Hoffler Properties, Inc.	12,863	137,120
ARMOUR Residential REIT, Inc.	168,092	532,852
Ashford Hospitality Prime, Inc.	12,917	216,618
Ashford Hospitality Trust, Inc.	39,201	377,114
Associated Estates Realty Corp. (b)	29,461	727,097
Aviv REIT, Inc.	9,910	361,715
Campus Crest Communities, Inc. (b)	33,908	242,781
Capstead Mortgage Corp. (b)	46,246	544,315
CareTrust REIT, Inc.	14,311	194,057
CatchMark Timber Trust, Inc. - Class A	9,966	116,802
Cedar Realty Trust, Inc.	37,954	284,275
Chambers Street Properties	118,956	937,373
Chatham Lodging Trust	18,798	552,849
Chesapeake Lodging Trust	28,075	949,777
Colony Financial, Inc. (b)	52,491	1,360,567
CorEnergy Infrastructure Trust, Inc.	23,718	164,366
Coresite Realty Corp.	10,812	526,328
Cousins Properties, Inc.	107,425	1,138,705
CubeSmart	78,343	1,891,983
CyrusOne, Inc.	16,302	507,318
CYS Investments, Inc.	80,947	721,238
DCT Industrial Trust, Inc.	40,451	1,402,032
DiamondRock Hospitality Co.	95,431	1,348,440
DuPont Fabros Technology, Inc. (b)	30,926	1,010,662
Dynex Capital, Inc. (b)	28,987	245,520
Easterly Government Properties, Inc. (a)	11,335	181,927
EastGroup Properties, Inc.	15,137	910,339
Education Realty Trust, Inc.	22,842	808,150
Empire State Realty Trust, Inc. - Class A (b)	45,186	849,949
EPR Properties	27,688	1,662,111
Equity One, Inc.	30,429	812,150
Excel Trust, Inc.	30,346	425,451
FelCor Lodging Trust, Inc.	61,144	702,545
First Industrial Realty Trust, Inc.	53,380	1,143,933
First Potomac Realty Trust	30,465	362,229
Franklin Street Properties Corp.	45,751	586,528
Geo Group, Inc. (The)	35,405	1,548,615
Getty Realty Corp.	13,375	243,425
Gladstone Commercial Corp. (b)	10,038	186,807
Government Properties Income Trust (b)	33,503	765,544
Gramercy Property Trust, Inc.	22,732	638,087
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	13,259	242,375
Hatteras Financial Corp.	47,468	862,019
Healthcare Realty Trust, Inc.	46,860	1,301,771
Hersha Hospitality Trust	98,686	638,498
Highwoods Properties, Inc.	44,943	2,057,491
Hudson Pacific Properties, Inc.	31,936	1,059,956
InfraREIT, Inc. (a)	13,757	393,313

MSF-179

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Real Estate Investment Trusts—(Continued)
Inland Real Estate Corp.	40,747	$435,585
Invesco Mortgage Capital, Inc.	58,562	909,468
Investors Real Estate Trust	51,434	385,755
iStar Financial, Inc. (a) (b)	42,568	553,384
Kite Realty Group Trust	16,314	459,565
LaSalle Hotel Properties	53,828	2,091,756
Lexington Realty Trust (b)	100,966	992,496
LTC Properties, Inc.	16,934	778,964
Mack-Cali Realty Corp.	43,604	840,685
Medical Properties Trust, Inc. (b)	101,158	1,491,069
Monmouth Real Estate Investment Corp. - Class A	28,868	320,723
National Health Investors, Inc.	18,125	1,287,056
New Residential Investment Corp.	69,147	1,039,279
New York Mortgage Trust, Inc. (b)	51,550	400,028
New York REIT, Inc.	78,710	824,881
One Liberty Properties, Inc.	6,290	153,602
Parkway Properties, Inc.	38,318	664,817
Pebblebrook Hotel Trust	34,483	1,605,873
Pennsylvania Real Estate Investment Trust	33,427	776,509
PennyMac Mortgage Investment Trust	35,722	760,521
Physicians Realty Trust	34,473	607,070
Potlatch Corp.	19,692	788,468
PS Business Parks, Inc.	9,538	792,035
QTS Realty Trust, Inc. - Class A	6,344	230,985
RAIT Financial Trust (b)	42,801	293,615
Ramco-Gershenson Properties Trust	37,976	706,354
Redwood Trust, Inc.	42,013	750,772
Resource Capital Corp. (b)	64,302	291,931
Retail Opportunity Investments Corp.	44,363	811,843
Rexford Industrial Realty, Inc.	28,400	449,004
RLJ Lodging Trust	62,808	1,966,518
Rouse Properties, Inc. (b)	18,643	353,471
Ryman Hospitality Properties, Inc.	22,062	1,343,796
Sabra Health Care REIT, Inc.	28,851	956,411
Saul Centers, Inc.	4,228	241,842
Select Income REIT (b)	18,245	455,943
Silver Bay Realty Trust Corp.	19,300	311,888
Sovran Self Storage, Inc.	17,272	1,622,532
STAG Industrial, Inc.	27,564	648,305
Starwood Waypoint Residential Trust (b)	19,398	501,438
STORE Capital Corp. (b)	17,642	411,941
Strategic Hotels & Resorts, Inc. (a)	129,028	1,603,818
Summit Hotel Properties, Inc.	40,984	576,645
Sun Communities, Inc.	23,280	1,553,242
Sunstone Hotel Investors, Inc.	101,224	1,687,404
Terreno Realty Corp. (b)	20,992	478,618
UMH Properties, Inc.	11,462	115,422
Universal Health Realty Income Trust	6,109	343,631
Urstadt Biddle Properties, Inc. - Class A	13,207	304,553
Washington Real Estate Investment Trust (b)	32,300	892,449
Western Asset Mortgage Capital Corp. (b)	20,929	315,609
Whitestone REIT (b)	9,513	151,066

		79,680,548

Real Estate Management & Development—0.4%
Alexander & Baldwin, Inc.	23,959	1,034,550
Altisource Asset Management Corp. (a)	696	128,850
Consolidated-Tomoka Land Co. (b)	2,461	146,823
Forestar Group, Inc. (a) (b)	17,933	282,803
FRP Holdings, Inc. (a) (b)	3,479	126,636
Kennedy-Wilson Holdings, Inc.	35,325	923,396
Marcus & Millichap, Inc. (a)	4,271	160,077
RE/MAX Holdings, Inc. - Class A (b)	4,716	156,618
St. Joe Co. (The) (a) b)	31,148	578,107
Tejon Ranch Co. (a) (b)	7,566	200,121

		3,737,981

Road & Rail—0.6%
ArcBest Corp.	12,815	485,560
Celadon Group, Inc.	9,437	256,875
Heartland Express, Inc. (b)	26,840	637,718
Knight Transportation, Inc.	29,563	953,407
Marten Transport, Ltd.	13,224	306,797
Quality Distribution, Inc. (a)	11,883	122,751
Roadrunner Transportation Systems, Inc. (a)	13,855	350,116
Saia, Inc. (a)	11,835	524,290
Swift Transportation Co. (a) (b)	41,359	1,076,161
Werner Enterprises, Inc.	22,043	692,371
YRC Worldwide, Inc. (a)	14,785	265,539

		5,671,585

Semiconductors & Semiconductor Equipment—3.8%
Advanced Energy Industries, Inc. (a)	20,778	533,163
Ambarella, Inc. (a) (b)	14,300	1,082,653
Amkor Technology, Inc. (a)	42,324	373,933
Applied Micro Circuits Corp. (a) (b)	37,494	191,219
Axcelis Technologies, Inc. (a)	60,811	144,730
Brooks Automation, Inc.	36,289	422,041
Cabot Microelectronics Corp. (a)	12,507	624,975
Cavium, Inc. (a)	25,863	1,831,618
Ceva, Inc. (a) (b)	9,018	192,264
Cirrus Logic, Inc. (a)	30,584	1,017,224
Cohu, Inc.	11,848	129,617
Cypress Semiconductor Corp. (a)	150,762	2,127,252
Diodes, Inc. (a)	18,315	523,076
DSP Group, Inc. (a)	12,177	145,880
Entegris, Inc. (a)	70,530	965,556
Entropic Communications, Inc. (a)	47,035	139,224
Exar Corp. (a) (c)	20,123	202,236
Fairchild Semiconductor International, Inc. (a)	61,372	1,115,743
FormFactor, Inc. (a) (c)	27,182	241,104
Inphi Corp. (a)	13,685	244,004
Integrated Device Technology, Inc. (a)	65,634	1,313,993
Integrated Silicon Solution, Inc.	14,137	252,911
Intersil Corp. - Class A	65,241	934,251
IXYS Corp.	13,771	169,659
Kopin Corp. (a)	35,526	125,051
Lattice Semiconductor Corp. (a)	61,578	390,404
M/A-COM Technology Solutions Holdings, Inc. (a) (b)	6,053	225,535
MaxLinear, Inc. - Class A (a)	12,849	104,462

MSF-180

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—(Continued)
Micrel, Inc.	25,489	$384,374
Microsemi Corp. (a)	47,110	1,667,694
MKS Instruments, Inc.	27,174	918,753
Monolithic Power Systems, Inc.	18,931	996,717
Nanometrics, Inc. (a) (b)	12,771	214,808
NVE Corp. (b)	2,605	179,537
OmniVision Technologies, Inc. (a)	26,397	696,089
PDF Solutions, Inc. (a)	13,631	244,267
Pericom Semiconductor Corp.	12,144	187,868
Photronics, Inc. (a)	30,362	258,077
PMC - Sierra, Inc. (a)	85,553	793,932
Power Integrations, Inc.	14,941	778,127
Qorvo, Inc. (a) (c)	69,094	5,506,792
Rambus, Inc. (a) (b)	56,543	711,028
Rudolph Technologies, Inc. (a)	18,288	201,534
Semtech Corp. (a)	33,156	883,442
Silicon Laboratories, Inc. (a)	21,331	1,082,975
Synaptics, Inc. (a) (b)	17,633	1,433,651
Tessera Technologies, Inc.	27,229	1,096,784
Ultra Clean Holdings, Inc. (a)	13,513	96,618
Ultratech, Inc. (a) (b)	13,618	236,136
Veeco Instruments, Inc. (a) (b)	20,425	623,984
Vitesse Semiconductor Corp. (a) (b)	30,139	160,038
Xcerra Corp. (a)	26,473	235,345

		35,352,348

Software—4.2%
ACI Worldwide, Inc. (a)	55,734	1,207,198
Advent Software, Inc.	25,347	1,118,056
American Software, Inc. - Class A	12,761	130,417
Aspen Technology, Inc. (a) (c)	44,793	1,724,083
AVG Technologies NV (a)	17,393	376,558
Barracuda Networks, Inc. (a)	4,133	158,997
Blackbaud, Inc.	23,345	1,106,086
Bottomline Technologies de, Inc. (a)	19,170	524,683
BroadSoft, Inc. (a) (b)	14,701	491,895
Callidus Software, Inc. (a)	24,272	307,769
CommVault Systems, Inc. (a)	23,645	1,033,287
Comverse, Inc. (a)	11,872	233,878
Ebix, Inc. (b)	16,296	495,073
Ellie Mae, Inc. (a) (b)	13,561	750,059
EnerNOC, Inc. (a) (b)	13,640	155,496
EPIQ Systems, Inc.	15,846	284,119
ePlus, Inc. (a)	2,282	198,374
Fair Isaac Corp.	15,240	1,352,093
FleetMatics Group plc (a) (b)	18,434	826,765
Gigamon, Inc. (a)	12,234	259,850
Glu Mobile, Inc. (a) (b)	45,368	227,294
Guidewire Software, Inc. (a) (b)	33,292	1,751,492
HubSpot, Inc. (a) (b)	3,257	129,954
Imperva, Inc. (a)	12,766	545,108
Infoblox, Inc. (a)	27,141	647,856
Interactive Intelligence Group, Inc. (a) (b)	7,901	325,363
Jive Software, Inc. (a) (b)	20,334	104,313
Kofax, Ltd. (a)	45,065	493,462
Manhattan Associates, Inc. (a)	36,621	1,853,389

Software—(Continued)
Mavenir Systems, Inc. (a)	6,436	114,175
Mentor Graphics Corp.	48,583	1,167,450
MicroStrategy, Inc. - Class A (a)	4,507	762,539
Model N, Inc. (a)	10,589	126,644
Monotype Imaging Holdings, Inc.	18,592	606,843
NetScout Systems, Inc. (a) (b)	17,336	760,184
Paycom Software, Inc. (a) (b)	3,595	115,256
Pegasystems, Inc.	16,572	360,441
Progress Software Corp. (a)	25,065	681,016
Proofpoint, Inc. (a) (b)	19,087	1,130,332
PROS Holdings, Inc. (a)	10,832	267,659
QLIK Technologies, Inc. (a)	42,908	1,335,726
Qualys, Inc. (a)	10,117	470,238
Rally Software Development Corp. (a)	12,922	202,746
RealPage, Inc. (a) (b)	23,670	476,714
SeaChange International, Inc. (a)	15,237	119,610
Silver Spring Networks, Inc. (a) (b)	17,691	158,158
SS&C Technologies Holdings, Inc.	33,357	2,078,141
Synchronoss Technologies, Inc. (a) (b)	17,427	827,085
Take-Two Interactive Software, Inc. (a)	41,148	1,047,422
Tangoe, Inc. (a) (b)	19,395	267,651
Telenav, Inc. (a)	14,859	117,683
TiVo, Inc. (a)	48,404	513,566
Tyler Technologies, Inc. (a)	15,971	1,924,985
Ultimate Software Group, Inc. (The) (a) (b)	13,861	2,355,746
VASCO Data Security International, Inc. (a) (b)	15,031	323,768
Verint Systems, Inc. (a)	29,277	1,813,125
VirnetX Holding Corp. (a) (b)	22,272	135,637
Zendesk, Inc. (a) (b)	5,010	113,677
Zix Corp. (a)	32,312	126,986

		39,314,170

Specialty Retail—3.1%
Aeropostale, Inc. (a) (b)	43,452	150,778
America’s Car-Mart, Inc. (a)	3,580	194,215
American Eagle Outfitters, Inc. (b)	95,976	1,639,270
ANN, Inc. (a)	23,714	972,985
Asbury Automotive Group, Inc. (a)	13,534	1,124,675
Barnes & Noble, Inc. (a) (b)	20,590	489,013
Big 5 Sporting Goods Corp.	10,041	133,244
Brown Shoe Co., Inc.	23,204	761,091
Buckle, Inc. (The) (b)	14,188	724,865
Build-A-Bear Workshop, Inc. (a)	6,759	132,814
Cato Corp. (The) - Class A	14,157	560,617
Children’s Place, Inc. (The) (b)	10,765	691,005
Citi Trends, Inc. (a)	8,551	230,877
Conn’s, Inc. (a) (b)	13,796	417,743
Container Store Group, Inc. (The) (a) (b)	8,770	167,069
Destination Maternity Corp.	7,452	112,227
Express, Inc. (a)	42,861	708,492
Finish Line, Inc. (The) - Class A	24,015	588,848
Five Below, Inc. (a) (b)	26,805	953,454
Francesca’s Holdings Corp. (a)	22,196	395,089
Genesco, Inc. (a)	11,779	839,018
Group 1 Automotive, Inc.	11,970	1,033,370

MSF-181

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Specialty Retail—(Continued)
Guess?, Inc. (b)	30,485	$566,716
Haverty Furniture Cos., Inc.	10,391	258,528
Hibbett Sports, Inc. (a) (b)	12,576	616,979
Kirkland’s, Inc. (a) (b)	9,307	221,041
Lithia Motors, Inc. - Class A	11,200	1,113,392
Lumber Liquidators Holdings, Inc. (a) (b)	13,856	426,488
MarineMax, Inc. (a)	12,696	336,571
Mattress Firm Holding Corp. (a) (b)	6,947	483,789
Men’s Wearhouse, Inc. (The)	24,177	1,262,039
Monro Muffler Brake, Inc. (b)	15,548	1,011,397
Office Depot, Inc. (a)	263,053	2,420,088
Outerwall, Inc. (b)	9,248	611,478
Pep Boys-Manny Moe & Jack (The) (a)	28,658	275,690
Pier 1 Imports, Inc. (b)	47,023	657,382
Rent-A-Center, Inc.	26,759	734,267
Restoration Hardware Holdings, Inc. (a) (b)	15,345	1,522,071
Select Comfort Corp. (a)	27,441	945,891
Shoe Carnival, Inc.	8,227	242,203
Sonic Automotive, Inc. - Class A	18,792	467,921
Stage Stores, Inc.	16,362	375,017
Stein Mart, Inc.	15,504	193,025
Tile Shop Holdings, Inc. (a) (b)	14,624	177,097
Vitamin Shoppe, Inc. (a)	15,659	644,994
Winmark Corp.	1,361	119,183
Zumiez, Inc. (a)	10,452	420,693

		29,124,699

Technology Hardware, Storage & Peripherals—0.4%
Cray, Inc. (a) (b)	20,870	586,030
Dot Hill Systems Corp. (a)	31,081	164,729
Eastman Kodak Co. (a)	7,370	139,956
Electronics for Imaging, Inc. (a)	22,627	944,677
Immersion Corp. (a)	16,446	150,974
QLogic Corp. (a)	44,263	652,437
Quantum Corp. (a)	116,162	185,859
Silicon Graphics International Corp. (a) (b)	18,071	157,037
Super Micro Computer, Inc. (a)	17,788	590,740
Violin Memory, Inc. (a) (b)	40,996	154,555

		3,726,994

Textiles, Apparel & Luxury Goods—1.0%
Columbia Sportswear Co.	12,824	780,982
Crocs, Inc. (a) (b) (c)	43,218	510,404
Culp, Inc.	4,697	125,645
G-III Apparel Group, Ltd. (a) (b)	9,377	1,056,319
Iconix Brand Group, Inc. (a) (b)	23,416	788,417
Movado Group, Inc.	10,013	285,571
Oxford Industries, Inc.	7,658	577,796
Perry Ellis International, Inc. (a)	7,318	169,485
Quiksilver, Inc. (a) (b)	70,460	130,351
Skechers USA, Inc. - Class A (a)	18,674	1,342,847
Steven Madden, Ltd. (a)	28,585	1,086,230
Tumi Holdings, Inc. (a) (b)	24,156	590,856
Unifi, Inc. (a)	7,892	284,822
Vera Bradley, Inc. (a) (b)	10,263	166,568

Textiles, Apparel & Luxury Goods—(Continued)
Wolverine World Wide, Inc. (b)	50,526	1,690,095

		9,586,388

Thrifts & Mortgage Finance—1.6%
Anchor BanCorp Wisconsin, Inc. (a) (b)	4,716	163,787
Astoria Financial Corp.	42,231	546,891
Bank Mutual Corp.	24,034	175,929
BankFinancial Corp.	12,038	158,179
Beneficial Bancorp, Inc. (a)	13,424	151,557
BofI Holding, Inc. (a) (b)	7,041	655,095
Brookline Bancorp, Inc.	37,158	373,438
Capitol Federal Financial, Inc.	67,397	842,463
Clifton Bancorp, Inc.	13,646	192,545
Dime Community Bancshares, Inc.	15,501	249,566
Essent Group, Ltd. (a) (b)	20,744	495,989
EverBank Financial Corp. (b)	44,827	808,231
Federal Agricultural Mortgage Corp. - Class C	5,480	154,481
First Defiance Financial Corp.	5,038	165,347
Flagstar Bancorp, Inc. (a)	9,133	132,520
Fox Chase Bancorp, Inc.	7,539	126,881
Home Loan Servicing Solutions, Ltd. (b)	36,012	595,638
HomeStreet, Inc. (a)	10,511	192,562
Ladder Capital Corp. - Class A (a)	6,177	114,336
LendingTree, Inc. (a)	3,375	189,034
Meridian Bancorp, Inc. (a)	11,355	149,545
Meta Financial Group, Inc.	3,308	131,427
MGIC Investment Corp. (a) (b)	164,487	1,584,010
NMI Holdings, Inc. - Class A (a)	20,655	154,706
Northfield Bancorp, Inc.	26,346	390,448
Northwest Bancshares, Inc.	43,929	520,559
OceanFirst Financial Corp.	6,649	114,828
Oritani Financial Corp.	22,475	327,011
PennyMac Financial Services, Inc. - Class A (a)	8,785	149,081
Provident Financial Services, Inc.	29,417	548,627
Radian Group, Inc. (b)	96,075	1,613,099
Territorial Bancorp, Inc.	4,631	110,033
TrustCo Bank Corp. (b)	47,249	325,073
United Community Financial Corp.	26,587	145,165
United Financial Bancorp, Inc.	28,056	348,736
Walker & Dunlop, Inc. (a)	8,778	155,634
Washington Federal, Inc.	49,752	1,084,842
Waterstone Financial, Inc.	17,578	225,702
WSFS Financial Corp.	4,212	318,554

		14,881,549

Tobacco—0.2%
Universal Corp. (b)	12,065	568,985
Vector Group, Ltd. (b)	37,196	817,196

		1,386,181

Trading Companies & Distributors—0.8%
Aircastle, Ltd.	31,863	715,643
Applied Industrial Technologies, Inc.	20,463	927,792
Beacon Roofing Supply, Inc. (a)	24,991	782,218

MSF-182

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Trading Companies & Distributors—(Continued)
CAI International, Inc. (a)	7,804	$191,744
DXP Enterprises, Inc. (a)	6,409	282,573
H&E Equipment Services, Inc.	15,412	385,146
Kaman Corp.	14,024	595,038
Rush Enterprises, Inc. - Class A (a) (b)	16,786	459,265
Stock Building Supply Holdings, Inc. (a)	7,700	139,062
TAL International Group, Inc. (a)	16,976	691,433
Textainer Group Holdings, Ltd. (b)	10,746	322,273
Titan Machinery, Inc. (a) (b)	8,967	119,709
Watsco, Inc.	12,890	1,620,273

		7,232,169

Transportation Infrastructure—0.0%
Wesco Aircraft Holdings, Inc. (a) (b)	25,919	397,079

Water Utilities—0.2%
American States Water Co.	19,788	789,343
California Water Service Group	24,670	604,662
Connecticut Water Service, Inc.	4,766	173,149
Middlesex Water Co.	7,497	170,632
SJW Corp.	7,394	228,548
York Water Co. (b)	6,695	162,555

		2,128,889

Wireless Telecommunication Services—0.1%
RingCentral, Inc. - Class A (a) (b)	14,216	217,931
Shenandoah Telecommunications Co. (b)	12,542	390,809
Spok Holdings, Inc.	11,723	224,730

		833,470

Total Common Stocks (Cost $596,149,519)		876,373,972

Mutual Fund—3.4%

Investment Company Security—3.4%
iShares Russell 2000 Index Fund (b) (Cost $28,689,440)	249,200	30,988,020

Rights—0.0%

Life Sciences Tools & Services—0.0%
Furiex Pharmaceuticals, Inc., Expires 07/02/16 (a) (d) (e)	3,553	34,713

Machinery—0.0%
Gerber Scientific, Inc. (a) (b) (e)	14,024	0

Wireless Telecommunication Services—0.0%
Leap Wireless International, Inc., Expires 03/13/17 (a) (d) (e)	27,485	69,262

Total Rights (Cost $103,975)		103,975

Warrant—0.0%
Security Description	Shares/ Principal Amount*	Value

Oil, Gas & Consumable Fuels—0.0%
Magnum Hunter Resources Corp., Expires 04/15/16 (a) (b) (e) (Cost $0)	8,794	$0

Short-Term Investments—29.8%

Discount Notes—2.8%
Federal Home Loan Bank 0.020%, 04/02/15 (f)	775,000	774,999
0.098%, 05/06/15 (f)	5,275,000	5,274,490
0.131%, 07/08/15 (f)	1,900,000	1,899,328
0.136%, 08/07/15 (f)	950,000	949,544
0.136%, 08/26/15 (f)	2,325,000	2,323,718
0.142%, 09/02/15 (f)	7,500,000	7,495,495
0.158%, 05/08/15 (f)	175,000	174,971
Federal Home Loan Mortgage Corp.
0.131%, 09/14/15 (f)	600,000	599,640
Federal National Mortgage Association
0.064%, 05/01/15 (f)	4,375,000	4,374,764
0.115%, 08/05/15 (f)	2,400,000	2,399,043

		26,265,992

Mutual Fund—27.0%
State Street Navigator Securities Lending MET Portfolio (g)	252,070,500	252,070,500

Total Short-Term Investments (Cost $278,336,492)		278,336,492

Total Investments—127.1% (Cost $903,279,426) (h)		1,185,802,459
Other assets and liabilities (net)—(27.1)%		(252,557,611)

Net Assets—100.0%		$933,244,848

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2015, the market value of securities loaned was $252,853,627 and the collateral received consisted of cash in the amount of $252,070,500 and non-cash collateral with a value of $10,883,117. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2015, the market value of securities pledged was $3,918,404.
(d)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2015, these securities represent less than 0.05% of net assets.
(e)	Illiquid security. As of March 31, 2015, these securities represent 0.0% of net assets.
(f)	The rate shown represents current yield to maturity.

MSF-183

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

(g)	Represents investment of cash collateral received from securities on loan as of March 31, 2015.
(h)	As of March 31, 2015, the aggregate cost of investments was $903,279,426. The aggregate unrealized appreciation and depreciation of investments were $329,347,101 and $(46,824,068), respectively, resulting in net unrealized appreciation of $282,523,033.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation
Russell 2000 Mini Index Futures	06/19/15	197	USD	23,986,080	$617,250

(USD)—	United States Dollar

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2015:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$876,373,972	$—	$—	$876,373,972
Total Mutual Fund*	30,988,020	—	—	30,988,020
Total Rights*	—	—	103,975	103,975
Total Warrant*	0	—	—	0
Short-Term Investments
Discount Notes	—	26,265,992	—	26,265,992
Mutual Fund	252,070,500	—	—	252,070,500
Total Short-Term Investments	252,070,500	26,265,992	—	278,336,492
Total Investments	$1,159,432,492	$26,265,992	$103,975	$1,185,802,459

Collateral for securities loaned (Liability)	$—	$(252,070,500)	$—	$(252,070,500)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$617,250	$—	$—	$617,250

*	See Schedule of Investments for additional detailed categorizations.

MSF-184

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Fair Value Hierarchy—(Continued)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2014	Change in Unrealized Appreciation	Balance as of March 31, 2015	Change in Unrealized Appreciation from Investments Still Held at March 31, 2015
Rights
Life Sciences Tools & Services	$34,713	$0	$34,713	$0
Machinery	0	0	0	0
Wireless Telecommunication Services	69,262	0	69,262	0

Total	$103,975	$0	$103,975	$0

MSF-185

Metropolitan Series Fund

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—98.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.2%
Boeing Co. (The)	281,100	$42,187,488
Precision Castparts Corp.	167,280	35,128,800

		77,316,288

Air Freight & Logistics—0.7%
FedEx Corp.	104,800	17,339,160

Airlines—2.7%
American Airlines Group, Inc.	865,200	45,665,256
United Continental Holdings, Inc. (a)	303,400	20,403,650

		66,068,906

Auto Components—0.9%
BorgWarner, Inc.	172,200	10,414,656
Delphi Automotive plc	149,800	11,945,052

		22,359,708

Automobiles—1.0%
Tesla Motors, Inc. (a) (b)	126,590	23,896,394

Biotechnology—11.3%
Alexion Pharmaceuticals, Inc. (a)	214,340	37,145,122
Biogen, Inc. (a)	115,890	48,933,394
BioMarin Pharmaceutical, Inc. (a)	126,200	15,727,044
Celgene Corp. (a)	326,834	37,677,423
Gilead Sciences, Inc. (a)	513,900	50,429,007
Incyte Corp. (a) (b)	184,800	16,938,768
Pharmacyclics, Inc. (a)	116,400	29,792,580
Regeneron Pharmaceuticals, Inc. (a)	41,550	18,758,994
Vertex Pharmaceuticals, Inc. (a)	138,500	16,338,845

		271,741,177

Capital Markets—2.8%
BlackRock, Inc.	30,400	11,121,536
Morgan Stanley	756,300	26,992,347
State Street Corp.	211,400	15,544,242
TD Ameritrade Holding Corp.	356,100	13,268,286

		66,926,411

Chemicals—1.9%
Ashland, Inc.	91,900	11,699,789
E.I. du Pont de Nemours & Co.	187,800	13,422,066
Sherwin-Williams Co. (The)	74,820	21,286,290

		46,408,145

Commercial Services & Supplies—0.5%
Tyco International plc	278,400	11,987,904

Communications Equipment—0.3%
Palo Alto Networks, Inc. (a) (b)	42,700	6,237,616

Construction Materials—0.3%
Martin Marietta Materials, Inc. (b)	53,100	7,423,380

Diversified Financial Services—0.7%
Intercontinental Exchange, Inc.	73,608	17,170,538

Food & Staples Retailing—2.4%
Costco Wholesale Corp.	76,200	11,543,919
CVS Health Corp.	256,400	26,463,044
Walgreens Boots Alliance, Inc.	235,500	19,942,140

		57,949,103

Health Care Equipment & Supplies—1.2%
Intuitive Surgical, Inc. (a)	57,400	28,988,722

Health Care Providers & Services—4.5%
Anthem, Inc.	81,900	12,646,179
Humana, Inc.	121,213	21,578,338
McKesson Corp.	237,800	53,790,360
UnitedHealth Group, Inc.	177,700	21,020,133

		109,035,010

Hotels, Restaurants & Leisure—3.9%
Chipotle Mexican Grill, Inc. (a)	7,900	5,139,266
Las Vegas Sands Corp. (b)	226,200	12,450,048
MGM Resorts International (a) (b)	1,128,020	23,722,261
Starbucks Corp.	258,800	24,508,360
Wynn Macau, Ltd.	4,097,200	8,837,871
Wynn Resorts, Ltd.	160,680	20,226,398

		94,884,204

Industrial Conglomerates—3.3%
Danaher Corp.	604,100	51,288,090
Roper Industries, Inc.	160,840	27,664,480

		78,952,570

Internet & Catalog Retail—9.1%
Amazon.com, Inc. (a)	264,705	98,496,731
Ctrip.com International, Ltd. (ADR) (a)	47,700	2,796,174
Netflix, Inc. (a)	44,200	18,417,698
Priceline Group, Inc. (The) (a)	62,940	73,271,601
Vipshop Holdings, Ltd. (ADR) (a)	905,600	26,660,864

		219,643,068

Internet Software & Services—13.7%
Alibaba Group Holding, Ltd. (ADR) (a)	422,156	35,140,266
Baidu, Inc. (ADR) (a)	185,590	38,676,956
Dropbox, Inc. - Class A (a) (c) (d)	214,763	4,084,792
Facebook, Inc. - Class A (a)	705,000	57,961,575
Google, Inc. - Class A (a)	115,870	64,273,089
Google, Inc. - Class C (a)	121,770	66,729,960
LinkedIn Corp. - Class A (a)	76,420	19,094,301
NAVER Corp.	9,460	5,709,101
Pandora Media, Inc. (a) (b)	221,900	3,596,999
Tencent Holdings, Ltd.	1,033,285	19,547,144
Twitter, Inc. (a)	335,200	16,786,816

		331,600,999

MSF-186

Metropolitan Series Fund

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—5.4%
Fiserv, Inc. (a)	119,500	$9,488,300
MasterCard, Inc. - Class A	592,000	51,142,880
Visa, Inc. - Class A (b)	1,064,720	69,643,335

		130,274,515

Machinery—1.4%
Flowserve Corp. (b)	232,100	13,111,329
Wabtec Corp.	211,600	20,104,116

		33,215,445

Media—1.4%
Walt Disney Co. (The)	330,246	34,639,503

Oil, Gas & Consumable Fuels—2.2%
Concho Resources, Inc. (a)	27,000	3,129,840
Continental Resources, Inc. (a) (b)	161,200	7,039,604
EOG Resources, Inc.	44,600	4,089,374
EQT Corp.	173,000	14,336,510
Pioneer Natural Resources Co.	88,860	14,529,499
Range Resources Corp. (b)	205,758	10,707,646

		53,832,473

Personal Products—0.4%
Estee Lauder Cos., Inc. (The) - Class A	116,200	9,663,192

Pharmaceuticals—4.5%
Actavis plc (a)	187,983	55,947,500
Valeant Pharmaceuticals International, Inc. (a)	261,800	51,998,716

		107,946,216

Real Estate Investment Trusts—2.6%
American Tower Corp.	375,200	35,325,080
Crown Castle International Corp.	336,478	27,772,894

		63,097,974

Road & Rail—0.4%
J.B. Hunt Transport Services, Inc. (b)	118,300	10,102,229

Semiconductors & Semiconductor Equipment—0.4%
ASML Holding NV (b)	93,100	9,405,893

Software—3.9%
Mobileye NV (a) (b)	216,000	9,078,480
NetSuite, Inc. (a) (b)	115,500	10,713,780
Red Hat, Inc. (a)	213,900	16,202,925
Salesforce.com, Inc. (a)	518,660	34,651,675
ServiceNow, Inc. (a)	159,700	12,581,166
Workday, Inc. - Class A (a) (b)	120,400	10,162,964

		93,390,990

Specialty Retail—6.0%
AutoZone, Inc. (a)	41,140	28,064,062
CarMax, Inc. (a) (b)	309,100	21,330,991

Specialty Retail—(Continued)
Home Depot, Inc. (The)	217,700	24,732,897
Lowe’s Cos., Inc.	440,100	32,739,039
Ross Stores, Inc.	130,900	13,791,624
Tractor Supply Co. (b)	282,782	24,053,437

		144,712,050

Technology Hardware, Storage & Peripherals—3.4%
Apple, Inc.	582,740	72,510,338
SanDisk Corp. (b)	129,300	8,226,066

		80,736,404

Textiles, Apparel & Luxury Goods—1.9%
Hanesbrands, Inc.	705,200	23,631,252
NIKE, Inc. - Class B	147,200	14,768,576
Under Armour, Inc. - Class A (a) (b)	81,500	6,581,125

		44,980,953

Total Common Stocks (Cost $1,702,198,790)		2,371,927,140

Convertible Preferred Stocks—0.2%

Internet Software & Services—0.2%
Airbnb, Inc. - Series D (a) (c) (d)	97,047	4,892,139
Living Social, Inc. - Class F (a) (c) (d)	101,591	26,414

Total Convertible Preferred Stocks (Cost $4,732,312)		4,918,553

Short-Term Investments—8.8%

Mutual Funds—8.8%
State Street Navigator Securities Lending MET Portfolio (e)	172,329,904	172,329,904
T. Rowe Price Government Reserve Investment Fund (f)	40,261,531	40,261,531

Total Short-Term Investments (Cost $212,591,435)		212,591,435

Total Investments—107.3% (Cost $1,919,522,537) (g)		2,589,437,128
Other assets and liabilities (net)—(7.3)%		(177,190,150)

Net Assets—100.0%		$2,412,246,978

(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2015, the market value of securities loaned was $194,353,418 and the collateral received consisted of cash in the amount of $172,329,904 and non-cash collateral with a value of $28,437,599. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.

MSF-187

Metropolitan Series Fund

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

(c)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2015, the market value of restricted securities was $9,003,345, which is 0.4% of net assets. See details shown in the Restricted Securities table that follows.
(d)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2015, these securities represent 0.4% of net assets.
(e)	Represents investment of cash collateral received from securities on loan as of March 31, 2015.
(f)	Affiliated Issuer.
(g)	As of March 31, 2015, the aggregate cost of investments was $1,919,522,537. The aggregate unrealized appreciation and depreciation of investments were $703,100,323 and $(33,185,732), respectively, resulting in net unrealized appreciation of $669,914,591.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Restricted Securities	Acquisition Date	Shares	Cost	Value
Airbnb, Inc. - Series D	04/16/14	97,047	$3,951,077	$4,892,139
Dropbox, Inc. - Class A	11/07/14	214,763	4,102,231	4,084,792
Living Social, Inc. - Class F	11/18/11	101,591	781,235	26,414

				$9,003,345

MSF-188

Metropolitan Series Fund

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2015:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$77,316,288	$—	$—	$77,316,288
Air Freight & Logistics	17,339,160	—	—	17,339,160
Airlines	66,068,906	—	—	66,068,906
Auto Components	22,359,708	—	—	22,359,708
Automobiles	23,896,394	—	—	23,896,394
Biotechnology	271,741,177	—	—	271,741,177
Capital Markets	66,926,411	—	—	66,926,411
Chemicals	46,408,145	—	—	46,408,145
Commercial Services & Supplies	11,987,904	—	—	11,987,904
Communications Equipment	6,237,616	—	—	6,237,616
Construction Materials	7,423,380	—	—	7,423,380
Diversified Financial Services	17,170,538	—	—	17,170,538
Food & Staples Retailing	57,949,103	—	—	57,949,103
Health Care Equipment & Supplies	28,988,722	—	—	28,988,722
Health Care Providers & Services	109,035,010	—	—	109,035,010
Hotels, Restaurants & Leisure	86,046,333	8,837,871	—	94,884,204
Industrial Conglomerates	78,952,570	—	—	78,952,570
Internet & Catalog Retail	219,643,068	—	—	219,643,068
Internet Software & Services	302,259,962	25,256,245	4,084,792	331,600,999
IT Services	130,274,515	—	—	130,274,515
Machinery	33,215,445	—	—	33,215,445
Media	34,639,503	—	—	34,639,503
Oil, Gas & Consumable Fuels	53,832,473	—	—	53,832,473
Personal Products	9,663,192	—	—	9,663,192
Pharmaceuticals	107,946,216	—	—	107,946,216
Real Estate Investment Trusts	63,097,974	—	—	63,097,974
Road & Rail	10,102,229	—	—	10,102,229
Semiconductors & Semiconductor Equipment	9,405,893	—	—	9,405,893
Software	93,390,990	—	—	93,390,990
Specialty Retail	144,712,050	—	—	144,712,050
Technology Hardware, Storage & Peripherals	80,736,404	—	—	80,736,404
Textiles, Apparel & Luxury Goods	44,980,953	—	—	44,980,953
Total Common Stocks	2,333,748,232	34,094,116	4,084,792	2,371,927,140
Total Convertible Preferred Stocks*	—	—	4,918,553	4,918,553
Total Short-Term Investments*	212,591,435	—	—	212,591,435
Total Investments	$2,546,339,667	$34,094,116	$9,003,345	$2,589,437,128

Collateral for securities loaned (Liability)	$—	$(172,329,904)	$—	$(172,329,904)

*	See Schedule of Investments for additional detailed categorizations.

MSF-189

Metropolitan Series Fund

T. Rowe Price Large Cap Growth Portfolio
Schedule of Investments as of March 31, 2015 (Unaudited)

Fair Value Hierarchy—(Continued)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2014	Change in Unrealized Depreciation	Balance as of March 31, 2015	Change in Unrealized Depreciation from investments still held at March 31, 2015
Common Stock
Internet Software & Services	$4,102,231	$(17,439)	$4,084,792	$(17,439)
Convertible Preferred Stocks
Internet Software & Services	4,918,553	—	4,918,553	—

Total	$9,020,784	$(17,439)	$9,003,345	$(17,439)

MSF-190

Metropolitan Series Fund

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—99.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.5%
Esterline Technologies Corp. (a)	34,400	$3,936,048
GenCorp, Inc. (a)	159,500	3,698,805
HEICO Corp. - Class A	135,281	6,701,821
Hexcel Corp.	99,000	5,090,580
Teledyne Technologies, Inc. (a)	85,400	9,114,742
TransDigm Group, Inc.	23,700	5,183,664

		33,725,660

Airlines—0.9%
Allegiant Travel Co.	21,700	4,172,693
Spirit Airlines, Inc. (a)	104,600	8,091,856

		12,264,549

Auto Components—0.6%
Gentherm, Inc. (a)	54,800	2,767,948
Tenneco, Inc. (a)	92,200	5,294,124

		8,062,072

Banks—1.2%
Signature Bank (a)	62,000	8,033,960
SVB Financial Group (a)	44,800	5,691,392
Texas Capital Bancshares, Inc. (a)	57,200	2,782,780

		16,508,132

Beverages—0.8%
Boston Beer Co., Inc. (The) - Class A (a) (b)	39,487	10,558,824

Biotechnology—9.4%
ACADIA Pharmaceuticals, Inc. (a) (b)	107,800	3,513,202
Acceleron Pharma, Inc. (a) (b)	44,600	1,697,476
Acorda Therapeutics, Inc. (a) (b)	45,200	1,504,256
Alkermes plc (a)	113,800	6,938,386
Alnylam Pharmaceuticals, Inc. (a)	49,300	5,147,906
AMAG Pharmaceuticals, Inc. (a) (b)	38,700	2,115,342
Anacor Pharmaceuticals, Inc. (a)	31,300	1,810,705
BioMarin Pharmaceutical, Inc. (a)	52,400	6,530,088
Bluebird Bio, Inc. (a)	33,400	4,033,718
Cepheid, Inc. (a) (b)	80,700	4,591,830
Clovis Oncology, Inc. (a) (b)	13,800	1,024,374
Dyax Corp. (a)	75,000	1,256,625
Exelixis, Inc. (a) (b)	239,000	614,230
Incyte Corp. (a) (b)	127,400	11,677,484
Insmed, Inc. (a)	87,100	1,811,680
Insys Therapeutics, Inc. (a) (b)	17,700	1,028,901
Intercept Pharmaceuticals, Inc. (a) (b)	14,700	4,145,694
Isis Pharmaceuticals, Inc. (a) (b)	100,000	6,367,000
Ligand Pharmaceuticals, Inc. (a) (b)	36,700	2,829,937
Medivation, Inc. (a) (b)	22,200	2,865,354
Neurocrine Biosciences, Inc. (a) (b)	158,300	6,286,093
Novavax, Inc. (a) (b)	301,700	2,495,059
Ophthotech Corp. (a)	21,800	1,014,354
Opko Health, Inc. (a) (b)	247,100	3,501,407
Pharmacyclics, Inc. (a)	46,000	11,773,700
Prothena Corp. plc (a) (b)	41,800	1,594,252
Puma Biotechnology, Inc. (a) (b)	40,100	9,468,011

Biotechnology—(Continued)
Receptos, Inc. (a)	28,200	4,649,898
Regulus Therapeutics, Inc. (a) (b)	34,200	579,348
Seattle Genetics, Inc. (a) (b)	65,600	2,318,960
Sunesis Pharmaceuticals, Inc. (a)	76,600	187,670
Synageva BioPharma Corp. (a) (b)	31,400	3,062,442
TESARO, Inc. (a)	30,300	1,739,220
United Therapeutics Corp. (a) (b)	49,200	8,483,802

		128,658,404

Building Products—0.9%
AAON, Inc.	165,599	4,062,143
Lennox International, Inc.	71,200	7,952,328

		12,014,471

Capital Markets—1.8%
Affiliated Managers Group, Inc. (a)	18,749	4,026,910
E*Trade Financial Corp. (a)	309,260	8,830,920
Financial Engines, Inc. (b)	82,100	3,434,243
Virtus Investment Partners, Inc.	13,600	1,778,472
Waddell & Reed Financial, Inc. - Class A	149,100	7,386,414

		25,456,959

Chemicals—2.0%
NewMarket Corp. (b)	26,000	12,422,800
PolyOne Corp.	206,700	7,720,245
Stepan Co.	54,100	2,253,806
WR Grace & Co. (a)	52,000	5,141,240

		27,538,091

Commercial Services & Supplies—2.1%
Clean Harbors, Inc. (a) (b)	87,700	4,979,606
Healthcare Services Group, Inc. (b)	136,700	4,392,171
Rollins, Inc.	249,825	6,178,172
Team, Inc. (a)	62,400	2,432,352
U.S. Ecology, Inc. (b)	93,300	4,662,201
Waste Connections, Inc.	78,800	3,793,432
West Corp.	56,200	1,895,626

		28,333,560

Communications Equipment—1.9%
ADTRAN, Inc.	25,600	477,952
ARRIS Group, Inc. (a)	166,500	4,811,018
Aruba Networks, Inc. (a)	145,500	3,563,295
EchoStar Corp. - Class A (a)	83,100	4,297,932
JDS Uniphase Corp. (a)	197,800	2,595,136
Plantronics, Inc.	77,600	4,108,920
Polycom, Inc. (a)	129,386	1,733,772
Riverbed Technology, Inc. (a)	164,067	3,430,641
Ubiquiti Networks, Inc. (b)	53,800	1,589,790

		26,608,456

Consumer Finance—0.5%
PRA Group, Inc. (a) (b)	116,800	6,344,576

MSF-191

Metropolitan Series Fund

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Consumer Finance—(Continued)
World Acceptance Corp. (a) (b)	4,700	$342,724

		6,687,300

Containers & Packaging—1.5%
Berry Plastics Group, Inc. (a)	269,800	9,764,062
Graphic Packaging Holding Co.	583,400	8,482,636
Rock-Tenn Co. - Class A	44,600	2,876,700

		21,123,398

Distributors—0.6%
LKQ Corp. (a)	56,800	1,451,808
Pool Corp.	94,500	6,592,320

		8,044,128

Diversified Consumer Services—1.0%
Ascent Capital Group, Inc. - Class A (a)	45,000	1,791,450
Capella Education Co.	68,700	4,457,256
ServiceMaster Global Holdings, Inc. (a)	125,100	4,222,125
Sotheby’s (b)	82,300	3,477,998
Steiner Leisure, Ltd. (a)	7,300	346,020

		14,294,849

Diversified Financial Services—1.5%
CBOE Holdings, Inc.	126,700	7,273,214
MarketAxess Holdings, Inc.	92,100	7,635,090
MSCI, Inc.	91,978	5,639,171
NewStar Financial, Inc. (a)	60,291	707,213

		21,254,688

Diversified Telecommunication Services—0.2%
Level 3 Communications, Inc. (a)	55,050	2,963,892

Electrical Equipment—0.9%
Acuity Brands, Inc.	48,500	8,155,760
Generac Holdings, Inc. (a) (b)	95,700	4,659,633

		12,815,393

Electronic Equipment, Instruments & Components—1.9%
Anixter International, Inc. (a)	79,700	6,067,561
Cognex Corp. (a)	148,500	7,364,115
Coherent, Inc. (a)	72,900	4,735,584
FARO Technologies, Inc. (a)	25,300	1,571,889
FEI Co.	86,700	6,618,678

		26,357,827

Energy Equipment & Services—0.9%
Atwood Oceanics, Inc. (b)	46,000	1,293,060
Core Laboratories NV (b)	18,800	1,964,412
Dril-Quip, Inc. (a)	47,100	3,221,169
Oceaneering International, Inc.	44,900	2,421,457
Oil States International, Inc. (a)	31,000	1,232,870
Tesco Corp.	116,800	1,328,016
Unit Corp. (a)	14,800	414,104

		11,875,088

Food & Staples Retailing—1.2%
Casey’s General Stores, Inc.	67,200	6,054,720
Rite Aid Corp. (a)	1,195,100	10,385,419

		16,440,139

Food Products—1.4%
J&J Snack Foods Corp.	99,400	10,605,980
TreeHouse Foods, Inc. (a)	96,200	8,178,924

		18,784,904

Health Care Equipment & Supplies—4.1%
Abaxis, Inc. (b)	49,300	3,160,623
Align Technology, Inc. (a)	121,400	6,529,499
Cooper Cos., Inc. (The)	33,000	6,184,860
DexCom, Inc. (a)	114,500	7,137,930
Halyard Health, Inc. (a) (b)	88,500	4,354,200
HeartWare International, Inc. (a) (b)	11,300	991,801
ICU Medical, Inc. (a)	36,700	3,418,238
IDEXX Laboratories, Inc. (a) (b)	39,400	6,086,512
Masimo Corp. (a)	53,100	1,751,238
Sirona Dental Systems, Inc. (a)	91,100	8,198,089
Thoratec Corp. (a)	63,000	2,639,070
West Pharmaceutical Services, Inc.	105,800	6,370,218

		56,822,278

Health Care Providers & Services—3.1%
Air Methods Corp. (a) (b)	76,600	3,568,794
Centene Corp. (a)	159,200	11,253,848
Chemed Corp.	19,400	2,316,360
Corvel Corp. (a)	83,800	2,883,558
HealthSouth Corp.	113,400	5,030,424
MEDNAX, Inc. (a)	76,000	5,510,760
Team Health Holdings, Inc. (a)	132,000	7,723,320
WellCare Health Plans, Inc. (a)	45,700	4,179,722

		42,466,786

Health Care Technology—0.1%
athenahealth, Inc. (a) (b)	15,200	1,814,728

Hotels, Restaurants & Leisure—6.1%
Brinker International, Inc.	137,400	8,458,344
Buffalo Wild Wings, Inc. (a) (b)	33,500	6,071,540
Cheesecake Factory, Inc. (The) (b)	55,700	2,747,681
Choice Hotels International, Inc.	105,700	6,772,199
Denny’s Corp. (a)	566,500	6,458,100
Diamond Resorts International, Inc. (a)	148,700	4,971,041
Domino’s Pizza, Inc.	108,800	10,939,840
Jack in the Box, Inc.	78,600	7,539,312
Marriott Vacations Worldwide Corp.	111,200	9,012,760
Red Robin Gourmet Burgers, Inc. (a) (b)	47,200	4,106,400
Six Flags Entertainment Corp. (b)	137,900	6,675,739
Vail Resorts, Inc.	101,100	10,455,762

		84,208,718

Household Durables—0.6%
Helen of Troy, Ltd. (a)	104,800	8,540,152

MSF-192

Metropolitan Series Fund

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—0.3%
Amtrust Financial Services, Inc. (b)	66,778	$3,805,344

Internet & Catalog Retail—1.8%
HSN, Inc.	131,900	8,999,537
Liberty TripAdvisor Holdings, Inc. - Class A (a)	142,100	4,517,359
Liberty Ventures - Series A (a)	181,000	7,603,810
Shutterfly, Inc. (a) (b)	66,800	3,022,032

		24,142,738

Internet Software & Services—2.6%
comScore, Inc. (a)	101,800	5,212,160
Cornerstone OnDemand, Inc. (a) (b)	63,900	1,846,071
CoStar Group, Inc. (a)	32,300	6,389,909
Envestnet, Inc. (a)	110,900	6,219,272
j2 Global, Inc. (b)	61,900	4,065,592
MercadoLibre, Inc. (b)	33,800	4,141,176
Perficient, Inc. (a)	89,800	1,857,962
WebMD Health Corp. (a) (b)	124,500	5,457,457

		35,189,599

IT Services—5.8%
Blackhawk Network Holdings, Inc. - Class B (a)	96,100	3,416,355
Cardtronics, Inc. (a) (b)	133,600	5,023,360
CoreLogic, Inc. (a)	197,300	6,958,771
DST Systems, Inc.	50,700	5,612,997
Euronet Worldwide, Inc. (a)	124,700	7,326,125
Gartner, Inc. (a)	101,200	8,485,620
Heartland Payment Systems, Inc. (b)	125,760	5,891,856
Jack Henry & Associates, Inc.	78,000	5,451,420
MAXIMUS, Inc.	243,500	16,256,060
TeleTech Holdings, Inc.	37,700	959,465
Unisys Corp. (a)	56,709	1,316,216
VeriFone Systems, Inc. (a)	76,400	2,665,596
WEX, Inc. (a)	91,200	9,791,232

		79,155,073

Leisure Products—0.8%
Brunswick Corp.	114,300	5,880,735
Polaris Industries, Inc. (b)	38,800	5,474,680

		11,355,415

Life Sciences Tools & Services—1.5%
Affymetrix, Inc. (a)	216,400	2,717,984
Bio-Rad Laboratories, Inc. - Class A (a)	18,700	2,527,866
Bruker Corp. (a) (b)	110,500	2,040,935
Cambrex Corp. (a)	73,300	2,904,879
Mettler-Toledo International, Inc. (a)	9,600	3,155,040
PAREXEL International Corp. (a)	101,700	7,016,283

		20,362,987

Machinery—5.7%
Actuant Corp. - Class A	86,700	2,058,258
Chart Industries, Inc. (a)	39,700	1,392,478

Machinery—(Continued)
Graco, Inc.	83,600	6,032,576
Hyster-Yale Materials Handling, Inc.	30,494	2,234,905
IDEX Corp. (b)	62,800	4,762,124
John Bean Technologies Corp.	140,800	5,029,376
Lincoln Electric Holdings, Inc.	77,600	5,074,264
Middleby Corp. (The) (a)	127,700	13,108,405
Nordson Corp. (b)	81,900	6,416,046
Standex International Corp.	29,000	2,381,770
Sun Hydraulics Corp. (b)	57,900	2,394,744
Toro Co. (The)	152,700	10,707,324
Valmont Industries, Inc. (b)	36,300	4,460,544
Wabtec Corp.	101,600	9,653,016
Woodward, Inc.	61,100	3,116,711

		78,822,541

Marine—0.4%
Kirby Corp. (a)	76,100	5,711,305

Media—1.0%
John Wiley & Sons, Inc. - Class A	17,600	1,076,064
Live Nation Entertainment, Inc. (a)	300,900	7,591,707
Starz - Class A (a) (b)	152,700	5,254,407

		13,922,178

Metals & Mining—0.6%
Compass Minerals International, Inc.	32,800	3,057,288
Stillwater Mining Co. (a) (b)	165,300	2,135,676
Worthington Industries, Inc.	114,300	3,041,523

		8,234,487

Multiline Retail—0.3%
Big Lots, Inc. (b)	96,700	4,644,501
Burlington Stores, Inc. (a)	3,300	196,086

		4,840,587

Oil, Gas & Consumable Fuels—2.7%
Bonanza Creek Energy, Inc. (a) (b)	29,900	737,334
Carrizo Oil & Gas, Inc. (a)	68,200	3,386,130
Clayton Williams Energy, Inc. (a) (b)	28,100	1,422,703
Contango Oil & Gas Co. (a)	53,100	1,168,200
Diamondback Energy, Inc. (a)	81,100	6,231,724
Gran Tierra Energy, Inc. (a)	164,000	447,720
Oasis Petroleum, Inc. (a) (b)	99,200	1,410,624
Rosetta Resources, Inc. (a) (b)	51,400	874,828
SemGroup Corp. - Class A	95,500	7,767,970
SM Energy Co.	33,300	1,720,944
Stone Energy Corp. (a)	96,200	1,412,216
Targa Resources Corp.	52,400	5,019,396
World Fuel Services Corp. (b)	100,200	5,759,496

		37,359,285

Paper & Forest Products—0.7%
Clearwater Paper Corp. (a)	42,600	2,781,780
KapStone Paper and Packaging Corp.	202,600	6,653,384

		9,435,164

MSF-193

Metropolitan Series Fund

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Personal Products—0.2%
Nu Skin Enterprises, Inc. - Class A (b)	50,200	$3,022,542

Pharmaceuticals—3.1%
Akorn, Inc. (a) (b)	122,200	5,805,722
Jazz Pharmaceuticals plc (a) (b)	14,700	2,540,013
Mallinckrodt plc (a) (b)	32,676	4,138,415
Medicines Co. (The) (a) (b)	73,400	2,056,668
Nektar Therapeutics (a) (b)	142,300	1,565,300
Pacira Pharmaceuticals, Inc. (a) (b)	44,900	3,989,365
Phibro Animal Health Corp. - Class A	83,500	2,956,735
Prestige Brands Holdings, Inc. (a)	164,400	7,051,116
Salix Pharmaceuticals, Ltd. (a) (b)	58,400	10,092,104
Theravance Biopharma, Inc. (a) (b)	23,914	414,908
Theravance, Inc. (b)	55,500	872,460
ZS Pharma, Inc. (a)	13,600	572,288

		42,055,094

Professional Services—1.5%
Advisory Board Co. (The) (a)	45,400	2,418,912
Dun & Bradstreet Corp. (The)	44,400	5,699,184
Exponent, Inc.	45,800	4,071,620
Huron Consulting Group, Inc. (a)	86,800	5,741,820
TriNet Group, Inc. (a)	84,800	2,987,504

		20,919,040

Real Estate Investment Trusts—1.5%
Equity Lifestyle Properties, Inc.	136,800	7,517,160
FelCor Lodging Trust, Inc.	436,100	5,010,789
Strategic Hotels & Resorts, Inc. (a)	433,900	5,393,377
Taubman Centers, Inc.	28,300	2,182,779

		20,104,105

Real Estate Management & Development—1.0%
Forest City Enterprises, Inc. - Class A (a)	198,600	5,068,272
Jones Lang LaSalle, Inc.	21,900	3,731,760
Kennedy-Wilson Holdings, Inc.	187,743	4,907,602

		13,707,634

Road & Rail—2.3%
AMERCO	24,400	8,061,760
Avis Budget Group, Inc. (a)	116,900	6,898,854
Landstar System, Inc.	69,200	4,587,960
Old Dominion Freight Line, Inc. (a)	162,850	12,588,305

		32,136,879

Semiconductors & Semiconductor Equipment—2.7%
Amkor Technology, Inc. (a)	65,900	582,227
Atmel Corp.	500,700	4,120,761
Cabot Microelectronics Corp. (a)	52,800	2,638,416
Cavium, Inc. (a)	94,500	6,692,490
Diodes, Inc. (a)	99,300	2,836,008
Microsemi Corp. (a)	151,100	5,348,940
Semtech Corp. (a)	91,100	2,427,359
Silicon Laboratories, Inc. (a)	41,700	2,117,109
Synaptics, Inc. (a) (b)	91,900	7,471,929

Semiconductors & Semiconductor Equipment—(Continued)
Teradyne, Inc.	180,200	3,396,770

		37,632,009

Software—7.7%
Advent Software, Inc.	87,200	3,846,392
Aspen Technology, Inc. (a)	179,900	6,924,351
CommVault Systems, Inc. (a)	75,300	3,290,610
Computer Modelling Group, Ltd. (b)	290,800	2,920,513
FactSet Research Systems, Inc. (b)	40,600	6,463,520
Fortinet, Inc. (a)	202,800	7,087,860
Informatica Corp. (a)	112,600	4,938,073
Manhattan Associates, Inc. (a)	185,700	9,398,277
Monotype Imaging Holdings, Inc.	118,805	3,877,795
NetScout Systems, Inc. (a) (b)	107,300	4,705,105
Pegasystems, Inc.	162,600	3,536,550
Proofpoint, Inc. (a) (b)	87,100	5,158,062
PTC, Inc. (a)	183,100	6,622,727
SolarWinds, Inc. (a)	104,400	5,349,456
Solera Holdings, Inc.	21,200	1,095,192
SS&C Technologies Holdings, Inc.	138,500	8,628,550
Tyler Technologies, Inc. (a)	108,200	13,041,346
Ultimate Software Group, Inc. (The) (a) (b)	56,900	9,670,440

		106,554,819

Specialty Retail—2.9%
Aaron’s, Inc.	68,400	1,936,404
Ascena Retail Group, Inc. (a) (b)	46,200	670,362
Buckle, Inc. (The) (b)	47,600	2,431,884
Chico’s FAS, Inc. (b)	145,500	2,573,895
Children’s Place, Inc. (The)	26,900	1,726,711
DSW, Inc. - Class A	77,800	2,869,264
Monro Muffler Brake, Inc. (b)	135,800	8,833,790
Murphy USA, Inc. (a)	106,400	7,700,168
Sally Beauty Holdings, Inc. (a)	187,100	6,430,627
Tractor Supply Co.	48,400	4,116,904

		39,290,009

Technology Hardware, Storage & Peripherals—0.1%
3D Systems Corp. (a) (b)	19,500	534,690
Stratasys, Ltd. (a) (b)	16,800	886,704

		1,421,394

Textiles, Apparel & Luxury Goods—2.0%
Deckers Outdoor Corp. (a) (b)	50,100	3,650,787
Fossil Group, Inc. (a) (b)	18,549	1,529,365
Hanesbrands, Inc.	369,500	12,381,945
Iconix Brand Group, Inc. (a) (b)	109,800	3,696,966
Steven Madden, Ltd. (a)	154,000	5,852,000

		27,111,063

Thrifts & Mortgage Finance—0.6%
MGIC Investment Corp. (a) (b)	427,700	4,118,751
Radian Group, Inc. (b)	287,800	4,832,162

		8,950,913

MSF-194

Metropolitan Series Fund

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Trading Companies & Distributors—0.2%
Beacon Roofing Supply, Inc. (a)	74,200	$2,322,460

Total Common Stocks (Cost $976,022,063)		1,371,788,110

Short-Term Investments—21.0%

Mutual Funds—21.0%
State Street Navigator Securities Lending MET Portfolio (c)	285,121,431	285,121,431
T. Rowe Price Government Reserve Investment Fund (d)	3,504,390	3,504,390

Total Short-Term Investments (Cost $288,625,821)		288,625,821

Total Investments—120.7% (Cost $1,264,647,884) (e)		1,660,413,931
Other assets and liabilities (net)—(20.7)%		(285,105,576)

Net Assets—100.0%		$1,375,308,355

(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2015, the market value of securities loaned was $301,679,538 and the collateral received consisted of cash in the amount of $285,121,431 and non-cash collateral with a value of $26,902,044. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2015.
(d)	Affiliated Issuer.
(e)	As of March 31, 2015, the aggregate cost of investments was $1,264,647,884. The aggregate unrealized appreciation and depreciation of investments were $427,450,430 and $(31,684,383), respectively, resulting in net unrealized appreciation of $395,766,047.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2015:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,371,788,110	$—	$—	$1,371,788,110
Total Short-Term Investments*	288,625,821	—	—	288,625,821
Total Investments	$1,660,413,931	$—	$—	$1,660,413,931

Collateral for securities loaned (Liability)	$—	$(285,121,431)	$—	$(285,121,431)

*	See Schedule of Investments for additional detailed categorizations.

MSF-195

Metropolitan Series Fund

Van Eck Global Natural Resources Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—96.0% of Net Assets

Security Description	Shares	Value

Building Products—0.7%
Advanced Drainage Systems, Inc. (a)	270,200	$8,089,788

Chemicals—3.2%
Agrium, Inc. (a)	206,300	21,510,901
CF Industries Holdings, Inc.	54,000	15,318,720

		36,829,621

Energy Equipment & Services—14.0%
Baker Hughes, Inc.	201,400	12,805,012
Cameron International Corp. (b)	117,900	5,319,648
Dril-Quip, Inc. (b)	152,300	10,415,797
Halliburton Co.	899,000	39,448,120
Helmerich & Payne, Inc. (a)	98,800	6,725,316
Nabors Industries, Ltd.	1,409,800	19,243,770
Schlumberger, Ltd.	574,700	47,952,968
Seadrill, Ltd. (a)	304,524	2,847,300
Superior Energy Services, Inc.	810,500	18,106,570

		162,864,501

Machinery—1.9%
Cummins, Inc.	157,200	21,794,208

Metals & Mining—22.5%
Agnico Eagle Mines, Ltd.	80,233	2,229,205
Agnico Eagle Mines, Ltd. (U.S. Listed Shares)	242,600	6,778,244
Barrick Gold Corp.	844,900	9,260,104
Commercial Metals Co.	844,900	13,678,931
Eldorado Gold Corp.	2,402,100	11,025,639
First Quantum Minerals, Ltd. (a)	2,908,100	35,244,826
Freeport-McMoRan, Inc.	918,600	17,407,470
Glencore plc (b)	13,444,737	56,602,170
Goldcorp, Inc.	1,818,300	32,947,596
New Gold, Inc. (b)	2,446,300	8,292,957
Osisko Gold Royalties, Ltd. (a)	110,479	1,460,202
Randgold Resources, Ltd. (ADR)	294,700	20,413,869
Royal Gold, Inc. (a)	226,000	14,262,860
Steel Dynamics, Inc.	616,200	12,385,620
United States Steel Corp. (a)	496,100	12,104,840
Yamana Gold, Inc.	237,962	852,984
Yamana Gold, Inc. (U.S. Listed Shares)	1,665,800	5,980,222

		260,927,739

Oil, Gas & Consumable Fuels—48.5%
Anadarko Petroleum Corp.	520,750	43,123,307
Antero Resources Corp. (a) (b)	313,200	11,062,224
Cimarex Energy Co.	442,100	50,881,289
Concho Resources, Inc. (b)	437,150	50,674,428
CONSOL Energy, Inc. (a)	1,341,100	37,403,279
Diamondback Energy, Inc. (b)	471,600	36,237,744
EOG Resources, Inc.	471,600	43,241,004
Genel Energy plc (b)	437,200	3,049,589
Golar LNG, Ltd. (a)	332,300	11,058,944
Gulfport Energy Corp. (b)	289,800	13,304,718
Kinder Morgan, Inc.	564,900	23,759,694
Laredo Petroleum, Inc. (a) (b)	1,004,500	13,098,680
Marathon Oil Corp.	766,300	20,008,093

Oil, Gas & Consumable Fuels—(Continued)
Marathon Petroleum Corp.	122,800	12,573,492
Newfield Exploration Co. (b)	373,300	13,099,097
Ophir Energy plc (b)	2,650,703	5,284,392
Parsley Energy, Inc. - Class A (a) (b)	348,800	5,573,824
Peabody Energy Corp. (a)	864,600	4,253,832
Phillips 66	157,200	12,355,920
Pioneer Natural Resources Co.	289,800	47,385,198
Scorpio Tankers, Inc. (a)	535,400	5,043,468
SemGroup Corp. - Class A	324,200	26,370,428
SM Energy Co.	574,700	29,700,496
Valero Energy Corp.	466,700	29,691,454
Westmoreland Coal Co. (b)	88,400	2,365,584
Whiting Petroleum Corp. (a) (b)	407,700	12,597,930

		563,198,108

Paper & Forest Products—1.8%
Louisiana-Pacific Corp. (a) (b)	1,282,100	21,167,471

Road & Rail—0.9%
CSX Corp.	167,000	5,531,040
Union Pacific Corp.	49,100	5,318,021

		10,849,061

Semiconductors & Semiconductor Equipment—2.5%
SolarEdge Technologies, Inc. (a) (b)	49,300	1,081,149
SunEdison, Inc. (a) (b)	1,179,000	28,296,000

		29,377,149

Total Common Stocks (Cost $1,185,969,078)		1,115,097,646

Short-Term Investments—19.6%

Mutual Funds—19.6%
AIM STIT-STIC Prime Portfolio	47,297,777	47,297,777
State Street Navigator Securities Lending MET Portfolio (c)	180,526,725	180,526,725

Total Short-Term Investments (Cost $227,824,502)		227,824,502

Total Investments—115.6% (Cost $1,413,793,580) (d)		1,342,922,148
Other assets and liabilities (net)—(15.6)%		(181,048,842)

Net Assets—100.0%		$1,161,873,306

(a)	All or a portion of the security was held on loan. As of March 31, 2015, the market value of securities loaned was $174,688,449 and the collateral received consisted of cash in the amount of $180,526,725 and non-cash collateral with a value of $258,708. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.

MSF-196

Metropolitan Series Fund

Van Eck Global Natural Resources Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2015.
(d)	As of March 31, 2015, the aggregate cost of investments was $1,413,793,580. The aggregate unrealized appreciation and depreciation of investments were $118,231,379 and $(189,102,811), respectively, resulting in net unrealized depreciation of $(70,871,432).
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2015:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Building Products	$8,089,788	$—	$—	$8,089,788
Chemicals	36,829,621	—	—	36,829,621
Energy Equipment & Services	162,864,501	—	—	162,864,501
Machinery	21,794,208	—	—	21,794,208
Metals & Mining	204,325,569	56,602,170	—	260,927,739
Oil, Gas & Consumable Fuels	554,864,127	8,333,981	—	563,198,108
Paper & Forest Products	21,167,471	—	—	21,167,471
Road & Rail	10,849,061	—	—	10,849,061
Semiconductors & Semiconductor Equipment	29,377,149	—	—	29,377,149
Total Common Stocks	1,050,161,495	64,936,151	—	1,115,097,646
Total Short-Term Investments*	227,824,502	—	—	227,824,502
Total Investments	$1,277,985,997	$64,936,151	$—	$1,342,922,148

Collateral for securities loaned (Liability)	$—	$(180,526,725)	$—	$(180,526,725)

*	See Schedule of Investments for additional detailed categorizations.

MSF-197

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—42.5% of Net Assets

Security Description	Principal Amount*	Value

Advertising—0.1%
Outfront Media Capital LLC / Outfront Media Capital Corp.
5.250%, 02/15/22	430,000	$450,425
5.625%, 02/15/24 (a)	430,000	450,425
WPP Finance 2010
5.125%, 09/07/42	240,000	265,776

		1,166,626

Aerospace/Defense—0.1%
Boeing Co. (The)
4.875%, 02/15/20	540,000	620,654
6.000%, 03/15/19	50,000	58,399
Raytheon Co.
3.125%, 10/15/20	30,000	31,643
Triumph Group, Inc.
5.250%, 06/01/22	350,000	343,875
United Technologies Corp.
4.500%, 06/01/42	360,000	399,290

		1,453,861

Agriculture—1.3%
Altria Group, Inc.
4.000%, 01/31/24 (a)	2,650,000	2,843,413
4.750%, 05/05/21	890,000	993,421
5.375%, 01/31/44	490,000	573,063
10.200%, 02/06/39	1,328,000	2,348,523
Lorillard Tobacco Co.
3.750%, 05/20/23 (a)	3,000,000	3,054,489
8.125%, 06/23/19	390,000	476,974
Philip Morris International, Inc.
2.500%, 08/22/22 (a)	2,910,000	2,888,751
Reynolds American, Inc.
3.250%, 11/01/22	270,000	268,664
4.850%, 09/15/23 (a)	2,960,000	3,270,501

		16,717,799

Airlines—0.3%
Delta Air Lines Pass-Through Trust
6.821%, 02/10/24	508,304	596,647
8.021%, 02/10/24	2,135,433	2,477,102
Northwest Airlines Pass-Through Trust
7.575%, 09/01/20	17,237	19,133
UAL Pass-Through Trust
9.750%, 07/15/18	56,985	63,254
United Airlines Pass-Through Trust
4.625%, 03/03/24	840,000	845,250

		4,001,386

Auto Manufacturers—0.5%
Chrysler Group LLC / CG Co.-Issuer, Inc.
8.250%, 06/15/21	610,000	676,557
Ford Motor Co.
4.750%, 01/15/43	1,610,000	1,760,330

Auto Manufacturers—(Continued)
Ford Motor Credit Co. LLC
3.664%, 09/08/24	720,000	742,877
General Motors Financial Co., Inc.
2.750%, 05/15/16	30,000	30,335
4.375%, 09/25/21 (a)	3,340,000	3,547,381

		6,757,480

Auto Parts & Equipment—0.1%
Schaeffler Holding Finance B.V.
6.750%, 11/15/22 (144A) (b)	870,000	939,600

Banks—7.0%
Bank of America Corp.
3.300%, 01/11/23	270,000	273,521
4.000%, 04/01/24	1,260,000	1,340,282
4.100%, 07/24/23	1,730,000	1,845,993
4.125%, 01/22/24	880,000	942,336
4.200%, 08/26/24	1,480,000	1,531,158
4.875%, 04/01/44	2,290,000	2,577,461
5.000%, 01/21/44	2,330,000	2,674,425
5.625%, 07/01/20	190,000	219,046
6.250%, 09/29/49 (c)	2,090,000	2,129,187
Barclays Bank plc
10.179%, 06/12/21 (144A)	100,000	136,797
BPCE S.A.
5.150%, 07/21/24 (144A) (a)	420,000	448,767
CIT Group, Inc.
5.000%, 08/01/23 (a)	2,030,000	2,080,750
Citigroup, Inc.
4.050%, 07/30/22	3,470,000	3,640,301
5.300%, 05/06/44	4,460,000	5,013,183
5.350%, 04/29/49 (a) (c)	560,000	541,800
5.500%, 09/13/25	990,000	1,122,057
5.900%, 12/29/49 (a) (c)	320,000	322,400
5.950%, 07/29/49 (c)	590,000	597,375
6.300%, 12/29/49 (a) (c)	850,000	868,063
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.625%, 12/01/23	1,400,000	1,513,474
5.750%, 12/01/43	1,480,000	1,839,437
11.000%, 12/29/49 (144A) (c)	415,000	534,313
Credit Agricole S.A.
8.375%, 10/29/49 (144A) (a) (c)	890,000	1,052,069
Goldman Sachs Capital II
4.000%, 12/29/49 (c)	3,490,000	2,704,750
Goldman Sachs Group, Inc. (The)
4.000%, 03/03/24	3,780,000	3,994,901
5.250%, 07/27/21	1,680,000	1,910,521
6.250%, 02/01/41	210,000	273,730
6.750%, 10/01/37	400,000	525,221
7.500%, 02/15/19	20,000	23,870
HSBC Holdings plc
4.250%, 03/14/24 (a)	850,000	891,945
5.250%, 03/14/44	3,400,000	3,871,325
6.375%, 12/29/49 (a) (c)	1,290,000	1,317,412

MSF-198

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
ING Bank NV
5.800%, 09/25/23 (144A)	1,290,000	$1,460,434
Intesa Sanpaolo S.p.A.
5.017%, 06/26/24 (144A)	4,820,000	4,933,222
JPMorgan Chase & Co.
3.375%, 05/01/23 (a)	720,000	724,843
3.625%, 05/13/24	1,410,000	1,466,104
3.875%, 09/10/24	5,090,000	5,221,780
4.350%, 08/15/21	160,000	175,995
4.500%, 01/24/22	160,000	176,854
M&T Bank Corp.
6.875%, 12/29/49	2,540,000	2,616,200
Nordea Bank AB
4.875%, 05/13/21 (144A)	950,000	1,041,676
Novo Banco S.A.
5.875%, 11/09/15 (EUR)	1,300,000	1,405,513
Royal Bank of Scotland Group plc
5.125%, 05/28/24	820,000	860,271
6.000%, 12/19/23	460,000	511,677
6.100%, 06/10/23	780,000	867,404
6.125%, 12/15/22	790,000	889,616
7.648%, 08/29/49 (a) (c)	120,000	151,200
Royal Bank of Scotland NV
4.650%, 06/04/18	530,000	558,234
Royal Bank of Scotland plc
13.125%, 03/19/22 (AUD) (c)	1,580,000	1,401,600
Standard Chartered plc
5.700%, 03/26/44 (144A)	4,950,000	5,523,121
State Street Corp.
4.956%, 03/15/18	320,000	346,255
Wachovia Capital Trust III
5.570%, 03/29/49 (a) (c)	1,321,000	1,304,355
Wells Fargo & Co.
3.450%, 02/13/23 (a)	680,000	695,779
4.480%, 01/16/24	2,596,000	2,817,540
4.600%, 04/01/21	110,000	123,473
4.650%, 11/04/44	380,000	407,561
5.375%, 11/02/43	660,000	777,465
5.606%, 01/15/44	2,770,000	3,354,193
Wells Fargo Capital X
5.950%, 12/01/86	500,000	518,125

		89,088,360

Beverages—0.8%
Anheuser-Busch InBev Finance, Inc.
3.700%, 02/01/24 (a)	1,900,000	2,011,524
Anheuser-Busch InBev Worldwide, Inc.
2.500%, 07/15/22	280,000	276,241
5.000%, 04/15/20	260,000	296,584
Constellation Brands, Inc.
4.750%, 11/15/24 (a)	1,260,000	1,332,450
6.000%, 05/01/22	840,000	957,600
Diageo Capital plc
2.625%, 04/29/23	2,000,000	1,989,288
Diageo Investment Corp.
2.875%, 05/11/22	670,000	682,768

Beverages—(Continued)
Molson Coors Brewing Co.
3.500%, 05/01/22	60,000	61,862
PepsiCo, Inc.
4.000%, 03/05/42 (a)	670,000	688,059
Pernod-Ricard S.A.
4.450%, 01/15/22 (144A)	940,000	1,018,812
5.500%, 01/15/42 (144A)	1,130,000	1,367,160

		10,682,348

Biotechnology—0.3%
Amgen, Inc.
3.625%, 05/22/24	190,000	199,813
Celgene Corp.
3.625%, 05/15/24	250,000	259,820
Gilead Sciences, Inc.
3.700%, 04/01/24	3,060,000	3,267,480

		3,727,113

Building Materials—0.7%
Cemex Finance LLC
9.375%, 10/12/22 (144A)	6,470,000	7,343,450
Hardwoods Acquisition, Inc.
7.500%, 08/01/21 (144A)	700,000	668,500
NWH Escrow Corp.
7.500%, 08/01/21 (144A)	550,000	517,000

		8,528,950

Chemicals—0.3%
Alpek S.A.B. de C.V.
4.500%, 11/20/22 (144A) (a)	890,000	910,470
Axiall Corp.
4.875%, 05/15/23	1,620,000	1,607,850
Braskem Finance, Ltd.
5.375%, 05/02/22 (144A) (a)	1,980,000	1,796,850
Ecolab, Inc.
4.350%, 12/08/21	70,000	77,134
Potash Corp. of Saskatchewan, Inc.
4.875%, 03/30/20 (a)	40,000	45,020

		4,437,324

Coal—0.3%
Arch Coal, Inc.
7.000%, 06/15/19 (a)	210,000	49,350
9.875%, 06/15/19	1,110,000	327,450
Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp.
6.375%, 03/15/24	480,000	415,200
Murray Energy Corp.
9.500%, 12/05/20 (144A) (a)	1,890,000	2,116,800
Natural Resource Partners L.P. / NRP Finance Corp.
9.125%, 10/01/18 (a)	720,000	684,000

		3,592,800

MSF-199

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Commercial Services—0.5%
Ashtead Capital, Inc.
5.625%, 10/01/24 (144A)	2,420,000	$2,516,800
Interactive Data Corp.
5.875%, 04/15/19 (144A)	540,000	544,725
NES Rentals Holdings, Inc.
7.875%, 05/01/18 (144A)	990,000	999,900
Service Corp. International
7.500%, 04/01/27 (a)	350,000	409,500
7.625%, 10/01/18	125,000	144,531
UBM plc
5.750%, 11/03/20 (144A)	50,000	55,238
WEX, Inc.
4.750%, 02/01/23 (144A) (a)	2,000,000	1,985,000

		6,655,694

Computers—0.2%
Compiler Finance Sub, Inc.
7.000%, 05/01/21 (144A)	2,750,000	2,110,625

Distribution/Wholesale—0.1%
Rexel S.A.
5.250%, 06/15/20 (144A)	1,400,000	1,468,250

Diversified Financial Services—2.1%
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust
3.750%, 05/15/19 (144A)	1,080,000	1,085,065
American Express Co.
6.800%, 09/01/66 (c)	1,650,000	1,732,830
Ausdrill Finance Pty, Ltd.
6.875%, 11/01/19 (144A)	3,050,000	2,302,750
CIMPOR Financial Operations B.V.
5.750%, 07/17/24 (144A) (a)	2,340,000	1,942,200
General Electric Capital Corp.
4.375%, 09/16/20	70,000	77,707
4.625%, 01/07/21	40,000	45,037
6.375%, 11/15/67 (c)	1,850,000	2,007,250
6.875%, 01/10/39	4,391,000	6,316,577
ILFC E-Capital Trust II
6.250%, 12/21/65 (144A) (c)	330,000	310,200
International Lease Finance Corp.
6.250%, 05/15/19	1,150,000	1,256,375
6.750%, 09/01/16 (144A)	250,000	265,625
8.250%, 12/15/20 (a)	3,150,000	3,835,125
8.750%, 03/15/17	1,550,000	1,712,750
Navient Corp.
5.875%, 10/25/24	3,150,000	2,945,250
8.000%, 03/25/20	150,000	166,515
TMX Finance LLC / TitleMax Finance Corp.
8.500%, 09/15/18 (144A)	560,000	397,600

		26,398,856

Electric—1.5%
AES Corp.
5.500%, 03/15/24	650,000	648,375
8.000%, 06/01/20	1,000,000	1,142,500

Electric—(Continued)
Calpine Corp.
5.875%, 01/15/24 (144A) (a)	874,000	944,357
Centrais Eletricas Brasileiras S.A.
5.750%, 10/27/21 (144A) (a)	1,930,000	1,669,450
Duke Energy Carolinas LLC
5.300%, 02/15/40	980,000	1,235,637
Exelon Corp.
5.625%, 06/15/35	375,000	447,905
FirstEnergy Corp.
4.250%, 03/15/23	1,910,000	1,999,197
7.375%, 11/15/31	4,200,000	5,333,685
Mirant Mid Atlantic Pass-Through Trust
10.060%, 12/30/28	5,056,588	5,536,964
Pacific Gas & Electric Co.
6.050%, 03/01/34 (a)	430,000	561,783

		19,519,853

Electronics — 0.2%
Sanmina Corp.
4.375%, 06/01/19 (144A)	2,320,000	2,308,400
Thermo Fisher Scientific, Inc.
3.600%, 08/15/21	200,000	208,761

		2,517,161

Energy-Alternate Sources—0.1%
TerraForm Power Operating LLC
5.875%, 02/01/23 (144A)	1,600,000	1,660,000

Engineering & Construction—0.4%
AECOM
5.875%, 10/15/24 (144A)	1,240,000	1,302,000
Empresas ICA S.A.B. de C.V.
8.875%, 05/29/24 (144A)	1,540,000	1,227,380
8.900%, 02/04/21 (a)	1,250,000	1,084,375
Michael Baker International LLC / CDL Acquisition Co., Inc.
8.250%, 10/15/18 (144A)	980,000	962,850
Odebrecht Offshore Drilling Finance, Ltd.
6.625%, 10/01/23 (144A)	854,100	653,386

		5,229,991

Entertainment—0.0%
Greektown Holdings LLC / Greektown Mothership Corp.
8.875%, 03/15/19 (144A)	540,000	569,700

Environmental Control—0.1%
Waste Management, Inc.
3.500%, 05/15/24	1,230,000	1,280,528
4.600%, 03/01/21	180,000	201,231
7.375%, 05/15/29	190,000	270,645

		1,752,404

MSF-200

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Food—1.2%
Dole Food Co., Inc.
7.250%, 05/01/19 (144A) (a)	850,000	$862,750
Hearthside Group Holdings LLC / Hearthside Finance Co.
6.500%, 05/01/22 (144A)	980,000	972,650
HJ Heinz Co.
4.250%, 10/15/20 (a)	270,000	277,020
4.875%, 02/15/25 (144A)	2,880,000	3,121,200
Kraft Foods Group, Inc.
3.500%, 06/06/22	690,000	713,918
Kroger Co. (The)
6.900%, 04/15/38	300,000	409,577
Marfrig Holding Europe B.V.
6.875%, 06/24/19 (144A)	2,260,000	1,921,000
8.375%, 05/09/18 (a)	1,400,000	1,323,000
Mondelez International, Inc.
4.000%, 02/01/24 (a)	1,830,000	1,981,875
Simmons Foods, Inc.
7.875%, 10/01/21 (144A) (a)	1,280,000	1,264,000
Virgolino de Oliveira Finance S.A.
10.875%, 01/13/20 (144A) (d)	4,470,000	795,660
WM Wrigley Jr. Co.
3.375%, 10/21/20 (144A)	1,480,000	1,550,874

		15,193,524

Forest Products & Paper—0.7%
Appvion, Inc.
9.000%, 06/01/20 (144A)	2,060,000	1,354,450
Fibria Overseas Finance, Ltd.
5.250%, 05/12/24	3,720,000	3,692,100
Klabin Finance S.A.
5.250%, 07/16/24 (144A) (a)	1,980,000	1,920,600
Resolute Forest Products, Inc.
5.875%, 05/15/23 (a)	1,250,000	1,201,250
Smurfit Kappa Treasury Funding, Ltd.
7.500%, 11/20/25	275,000	332,750

		8,501,150

Healthcare-Products—0.8%
ConvaTec Finance International S.A.
8.250%, 01/15/19 (144A) (b)	1,280,000	1,296,000
DJO Finance LLC / DJO Finance Corp.
9.750%, 10/15/17 (a) (e)	560,000	574,000
9.875%, 04/15/18 (e)	2,145,000	2,230,800
Medtronic, Inc.
3.125%, 03/15/22	60,000	62,212
3.500%, 03/15/25 (144A)	2,500,000	2,613,478
4.450%, 03/15/20	340,000	378,299
Universal Hospital Services, Inc.
7.625%, 08/15/20 (a)	2,810,000	2,458,750

		9,613,539

Healthcare-Services—1.4%
Acadia Healthcare Co., Inc.
5.125%, 07/01/22	860,000	861,075

Healthcare-Services—(Continued)
Anthem, Inc.
3.125%, 05/15/22	2,170,000	2,199,831
3.700%, 08/15/21	130,000	137,459
7.000%, 02/15/19	170,000	200,457
Centene Corp.
4.750%, 05/15/22	960,000	996,000
DaVita HealthCare Partners, Inc.
5.125%, 07/15/24	730,000	744,600
Fresenius Medical Care U.S. Finance, Inc.
6.500%, 09/15/18 (144A) (a)	3,709,000	4,135,535
HCA, Inc.
4.750%, 05/01/23	590,000	612,125
5.000%, 03/15/24	460,000	487,600
5.375%, 02/01/25	790,000	828,513
7.500%, 02/15/22	360,000	419,850
Humana, Inc.
3.150%, 12/01/22	190,000	191,197
Lantheus Medical Imaging, Inc.
9.750%, 05/15/17 (a)	3,989,000	3,909,220
UnitedHealth Group, Inc.
2.875%, 03/15/23	1,700,000	1,741,422
5.800%, 03/15/36	10,000	12,890
6.875%, 02/15/38	10,000	14,399

		17,492,173

Holding Companies-Diversified—0.5%
DH Services Luxembourg S.a.r.l.
7.750%, 12/15/20 (144A)	5,670,000	5,925,150

Home Builders—0.6%
Taylor Morrison Communities, Inc. / Monarch Communities, Inc.
5.250%, 04/15/21 (144A)	1,180,000	1,168,200
7.750%, 04/15/20 (144A)	3,252,000	3,447,120
William Lyon Homes, Inc.
7.000%, 08/15/22 (a)	650,000	670,312
8.500%, 11/15/20	2,430,000	2,630,475

		7,916,107

Household Products/Wares—0.1%
Century Intermediate Holding Co. 2
9.750%, 02/15/19 (144A) (b)	1,280,000	1,360,000

Insurance—0.1%
American International Group, Inc.
6.250%, 03/15/87	620,000	706,588
Teachers Insurance & Annuity Association of America
6.850%, 12/16/39 (144A)	700,000	975,466

		1,682,054

Internet—0.2%
Netflix, Inc.
5.875%, 02/15/25 (144A)	2,420,000	2,483,525

MSF-201

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Iron/Steel—0.2%
ArcelorMittal
5.250%, 02/25/17	380,000	$395,200
Ryerson, Inc. / Joseph T Ryerson & Son, Inc.
9.000%, 10/15/17	2,120,000	2,141,200

		2,536,400

Leisure Time—0.0%
24 Hour Holdings III LLC
8.000%, 06/01/22 (144A) (a)	360,000	306,000

Lodging—0.6%
Caesars Entertainment Resort Properties LLC
11.000%, 10/01/21 (a)	670,000	586,250
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
5.625%, 10/15/21	3,800,000	3,999,500
MGM Resorts International
6.625%, 12/15/21	2,520,000	2,691,675

		7,277,425

Media—1.9%
21st Century Fox America, Inc.
6.200%, 12/15/34	10,000	12,773
6.650%, 11/15/37	70,000	94,395
CCO Holdings LLC / CCO Holdings Capital Corp.
6.500%, 04/30/21	1,740,000	1,827,000
7.000%, 01/15/19	90,000	93,600
CCOH Safari LLC
5.500%, 12/01/22	330,000	337,425
5.750%, 12/01/24	540,000	556,200
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	230,000	334,632
Comcast Corp.
5.650%, 06/15/35	10,000	12,416
6.500%, 11/15/35	490,000	666,016
6.550%, 07/01/39	390,000	533,025
6.950%, 08/15/37	250,000	355,101
CSC Holdings LLC
5.250%, 06/01/24 (144A)	1,000,000	1,020,000
6.750%, 11/15/21	2,010,000	2,231,100
DISH DBS Corp.
5.875%, 07/15/22	1,755,000	1,783,519
5.875%, 11/15/24	2,450,000	2,453,062
6.750%, 06/01/21	75,000	79,875
Gannett Co., Inc.
4.875%, 09/15/21 (144A)	490,000	499,800
NBCUniversal Media LLC
4.375%, 04/01/21	470,000	523,641
Numericable-SFR
6.000%, 05/15/22 (144A) (a)	570,000	577,125
Time Warner Cable, Inc.
4.125%, 02/15/21	10,000	10,755
5.500%, 09/01/41	330,000	379,085
5.875%, 11/15/40	10,000	11,960

Media—(Continued)
6.750%, 06/15/39	170,000	217,894
8.250%, 04/01/19	850,000	1,039,669
8.750%, 02/14/19	80,000	98,756
Time Warner, Inc.
7.625%, 04/15/31	1,300,000	1,817,685
7.700%, 05/01/32	1,410,000	2,005,157
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH
5.500%, 01/15/23 (144A)	3,000,000	3,138,900
Viacom, Inc.
4.250%, 09/01/23	240,000	253,559
Ziggo Bond Finance B.V.
5.875%, 01/15/25 (144A)	1,280,000	1,340,800

		24,304,925

Mining—1.5%
Barminco Finance Pty, Ltd.
9.000%, 06/01/18 (144A) (a)	1,670,000	1,617,813
Barrick Gold Corp.
3.850%, 04/01/22 (a)	280,000	273,799
4.100%, 05/01/23 (a)	1,200,000	1,183,813
6.950%, 04/01/19 (a)	380,000	443,590
Barrick North America Finance LLC
4.400%, 05/30/21	400,000	410,787
BHP Billiton Finance USA, Ltd.
3.250%, 11/21/21	590,000	616,275
5.000%, 09/30/43	750,000	858,902
FMG Resources Pty, Ltd.
6.000%, 04/01/17 (144A) (a)	1,620,000	1,595,700
6.875%, 04/01/22 (144A) (a)	2,320,000	1,713,900
8.250%, 11/01/19 (144A) (a)	3,000,000	2,580,000
Freeport-McMoRan, Inc.
3.550%, 03/01/22	545,000	504,468
Midwest Vanadium Pty, Ltd.
11.500%, 02/15/18 (144A) (d) (f)	1,000,000	50,000
Mirabela Nickel, Ltd.
1.000%, 09/10/44 (f) (g)	3,418	0
Rio Tinto Finance USA plc
2.250%, 12/14/18 (a)	240,000	243,974
Rio Tinto Finance USA, Ltd.
1.875%, 11/02/15	10,000	10,037
3.500%, 11/02/20 (a)	100,000	105,454
4.125%, 05/20/21	130,000	140,040
St Barbara, Ltd.
8.875%, 04/15/18 (144A)	560,000	474,600
Thompson Creek Metals Co., Inc.
9.750%, 12/01/17 (a)	2,060,000	2,121,800
Vedanta Resources plc
6.750%, 06/07/16 (144A) (a)	2,960,000	2,946,680
8.250%, 06/07/21 (a)	1,120,000	1,016,400

		18,908,032

Miscellaneous Manufacturing—0.3%
Eaton Corp.
2.750%, 11/02/22	3,510,000	3,517,308

MSF-202

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Miscellaneous Manufacturing—(Continued)
General Electric Co.
4.500%, 03/11/44	380,000	$426,552

		3,943,860

Oil & Gas—5.4%
Anadarko Finance Co.
7.500%, 05/01/31	80,000	106,109
Antero Resources Corp.
5.125%, 12/01/22	1,200,000	1,152,000
Apache Corp.
3.250%, 04/15/22 (a)	774,000	786,549
Blue Racer Midstream LLC / Blue Racer Finance Corp.
6.125%, 11/15/22 (144A)	1,310,000	1,346,025
BP Capital Markets plc
3.245%, 05/06/22	390,000	401,601
3.561%, 11/01/21	100,000	105,208
California Resources Corp.
6.000%, 11/15/24 (144A) (a)	1,040,000	912,600
Calumet Specialty Products Partners L.P. / Calumet Finance Corp.
7.625%, 01/15/22	780,000	787,800
9.625%, 08/01/20 (a)	1,155,000	1,305,150
Carrizo Oil & Gas, Inc.
7.500%, 09/15/20 (a)	2,100,000	2,157,750
Chesapeake Energy Corp.
5.750%, 03/15/23 (a)	3,300,000	3,217,500
Cimarex Energy Co.
4.375%, 06/01/24	710,000	704,675
Comstock Resources, Inc.
10.000%, 03/15/20 (144A) (a)	3,260,000	3,154,050
Concho Resources, Inc.
6.500%, 01/15/22	1,400,000	1,466,500
ConocoPhillips Holding Co.
6.950%, 04/15/29	495,000	676,401
Continental Resources, Inc.
7.125%, 04/01/21	1,090,000	1,140,412
Devon Energy Corp.
3.250%, 05/15/22 (a)	280,000	282,851
Devon Financing Corp. LLC
7.875%, 09/30/31	140,000	190,826
Ecopetrol S.A.
5.875%, 09/18/23 (a)	441,000	473,414
5.875%, 05/28/45	950,000	883,927
EXCO Resources, Inc.
7.500%, 09/15/18 (a)	630,000	373,275
Gulfport Energy Corp.
7.750%, 11/01/20	290,000	297,250
Halcon Resources Corp.
8.875%, 05/15/21 (a)	4,240,000	2,946,800
Hercules Offshore, Inc.
6.750%, 04/01/22 (144A) (f)	530,000	143,100
7.500%, 10/01/21 (144A) (f)	140,000	39,200
Hess Corp.
8.125%, 02/15/19	90,000	108,058

Oil & Gas—(Continued)
KCA Deutag UK Finance plc
7.250%, 05/15/21 (144A)	1,430,000	1,129,700
Kerr-McGee Corp.
6.950%, 07/01/24	360,000	450,507
7.875%, 09/15/31	405,000	551,771
Linn Energy LLC / Linn Energy Finance Corp.
6.500%, 05/15/19	1,380,000	1,160,062
Magnum Hunter Resources Corp.
9.750%, 05/15/20 (a)	1,740,000	1,548,600
MEG Energy Corp.
6.375%, 01/30/23 (144A) (a)	3,600,000	3,312,000
6.500%, 03/15/21 (144A)	290,000	268,250
Murphy Oil USA, Inc.
6.000%, 08/15/23	1,150,000	1,233,375
Occidental Petroleum Corp.
2.700%, 02/15/23	510,000	506,443
3.125%, 02/15/22	110,000	113,289
Pacific Drilling V, Ltd.
7.250%, 12/01/17 (144A)	2,000,000	1,800,000
Pacific Rubiales Energy Corp.
5.375%, 01/26/19 (144A) (a)	1,660,000	1,095,600
Parker Drilling Co.
6.750%, 07/15/22	830,000	657,775
Parsley Energy LLC / Parsley Finance Corp.
7.500%, 02/15/22 (144A)	1,660,000	1,676,600
Petrobras Global Finance B.V.
5.375%, 01/27/21	6,020,000	5,461,043
5.750%, 01/20/20	513,000	475,849
Puma International Financing S.A.
6.750%, 02/01/21 (144A)	2,050,000	2,075,625
QEP Resources, Inc.
5.250%, 05/01/23	2,650,000	2,597,000
6.875%, 03/01/21	2,130,000	2,263,125
Quicksilver Resources, Inc.
11.000%, 07/01/21 (d)	1,140,000	193,800
Range Resources Corp.
5.000%, 08/15/22	870,000	865,650
Reliance Holdings USA, Inc.
5.400%, 02/14/22 (a)	1,860,000	2,044,043
Rice Energy, Inc.
6.250%, 05/01/22 (a)	1,120,000	1,092,000
7.250%, 05/01/23 (144A)	870,000	870,000
Samson Investment Co.
9.750%, 02/15/20	3,750,000	1,012,500
Sanchez Energy Corp.
6.125%, 01/15/23 (a)	2,610,000	2,345,737
7.750%, 06/15/21 (a)	1,500,000	1,455,000
Sinopec Group Overseas Development, Ltd.
2.750%, 05/17/17 (144A)	690,000	702,822
Teine Energy, Ltd.
6.875%, 09/30/22 (144A)	390,000	354,900
Ultra Petroleum Corp.
5.750%, 12/15/18 (144A)	780,000	703,950
Whiting Canadian Hollding Co. ULC
8.125%, 12/01/19	3,250,000	3,404,375

		68,580,422

MSF-203

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas Services—1.0%
Baker Hughes, Inc.
3.200%, 08/15/21	480,000	$495,189
CGG S.A.
6.500%, 06/01/21 (a)	2,840,000	2,264,900
6.875%, 01/15/22	220,000	174,900
7.750%, 05/15/17	187,000	177,650
Exterran Holdings, Inc.
7.250%, 12/01/18 (a)	1,780,000	1,797,800
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc.
6.500%, 11/15/20	163,000	172,984
FTS International, Inc.
6.250%, 05/01/22 (144A)	1,770,000	1,300,950
Globe Luxembourg SCA
9.625%, 05/01/18 (144A)	1,500,000	1,350,000
Gulfmark Offshore, Inc.
6.375%, 03/15/22 (a)	2,080,000	1,627,600
Hiland Partners L.P. / Hiland Partner Finance Corp.
7.250%, 10/01/20 (144A)	520,000	560,300
Key Energy Services, Inc.
6.750%, 03/01/21	2,860,000	1,844,700
SESI LLC
7.125%, 12/15/21 (a)	1,050,000	1,060,500

		12,827,473

Packaging & Containers—0.7%
Ardagh Finance Holdings S.A.
8.625%, 06/15/19 (144A) (a) (b)	751,566	783,041
Ardagh Packaging Finance plc
9.125%, 10/15/20 (144A)	1,845,000	1,974,150
Ardagh Packaging Finance plc / Ardagh MP Holdings USA, Inc.
9.125%, 10/15/20 (144A)	540,000	575,100
Coveris Holdings S.A.
7.875%, 11/01/19 (144A)	1,360,000	1,390,600
Pactiv LLC
8.375%, 04/15/27	3,180,000	3,267,450
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
6.875%, 02/15/21	480,000	505,200
Rock Tenn Co.
3.500%, 03/01/20	230,000	238,762
4.000%, 03/01/23 (a)	210,000	221,045

		8,955,348

Pharmaceuticals—1.0%
AbbVie, Inc.
2.900%, 11/06/22	590,000	585,255
Actavis Funding SCS
3.450%, 03/15/22	570,000	583,838
3.800%, 03/15/25	890,000	918,507
4.550%, 03/15/35	580,000	604,544
4.750%, 03/15/45	730,000	775,885

Pharmaceuticals—(Continued)
BioScrip, Inc.
8.875%, 02/15/21 (144A)	2,862,000	2,572,222
GlaxoSmithKline Capital plc
2.850%, 05/08/22	590,000	599,132
JLL/Delta Dutch Newco B.V.
7.500%, 02/01/22 (144A) (a)	830,000	863,200
Merck & Co., Inc.
2.750%, 02/10/25	540,000	539,563
Teva Pharmaceutical Finance Co. B.V.
3.650%, 11/10/21 (a)	23,000	24,224
VRX Escrow Corp.
6.125%, 04/15/25 (144A)	4,450,000	4,605,750
Wyeth LLC
5.950%, 04/01/37	290,000	371,275
Zoetis, Inc.
3.250%, 02/01/23	240,000	239,184

		13,282,579

Pipelines—0.8%
El Paso Natural Gas Co. LLC
8.375%, 06/15/32	190,000	244,267
Kinder Morgan, Inc.
7.800%, 08/01/31	67,000	82,068
MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp.
4.875%, 12/01/24	3,040,000	3,108,096
6.250%, 06/15/22	970,000	1,013,650
6.500%, 08/15/21 (a)	910,000	953,225
Regency Energy Partners L.P. / Regency Energy Finance Corp.
5.000%, 10/01/22	570,000	592,800
5.875%, 03/01/22	1,200,000	1,302,000
6.500%, 07/15/21	360,000	377,100
Sabine Pass Liquefaction LLC
5.625%, 02/01/21	820,000	825,379
Southern Natural Gas Co. LLC
5.900%, 04/01/17 (144A)	10,000	10,751
8.000%, 03/01/32	25,000	31,096
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp.
4.250%, 11/15/23	410,000	394,625
Tesoro Logistics L.P. / Tesoro Logistics Finance Corp.
6.250%, 10/15/22 (144A)	670,000	693,450
Williams Cos., Inc. (The)
7.500%, 01/15/31	45,000	50,159
7.750%, 06/15/31	14,000	16,058
7.875%, 09/01/21	436,000	506,131
8.750%, 03/15/32	255,000	305,178

		10,506,033

Real Estate—0.3%
Howard Hughes Corp. (The)
6.875%, 10/01/21 (144A)	1,350,000	1,414,125

MSF-204

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate—(Continued)
Yuzhou Properties Co., Ltd.
8.750%, 10/04/18	3,100,000	$2,945,000

		4,359,125

Real Estate Investment Trusts—0.3%
CTR Partnership L.P. / CareTrust Capital Corp.
5.875%, 06/01/21	2,410,000	2,458,200
GEO Group, Inc. (The)
5.875%, 10/15/24	870,000	904,800

		3,363,000

Retail—1.2%
BC ULC / New Red Finance, Inc.
6.000%, 04/01/22 (144A) (a)	1,960,000	2,028,600
CST Brands, Inc.
5.000%, 05/01/23	340,000	346,800
CVS Health Corp.
2.750%, 12/01/22	2,490,000	2,501,763
CVS Pass-Through Trust
6.943%, 01/10/30	714,300	888,067
Dufry Finance SCA
5.500%, 10/15/20 (144A)	2,130,000	2,221,743
Family Tree Escrow LLC
5.250%, 03/01/20 (144A)	690,000	722,775
First Cash Financial Services, Inc.
6.750%, 04/01/21	370,000	381,100
Group 1 Automotive, Inc.
5.000%, 06/01/22 (144A)	610,000	611,525
Guitar Center, Inc.
9.625%, 04/15/20 (144A) (a)	1,940,000	1,416,200
L Brands, Inc.
6.950%, 03/01/33	60,000	64,650
Neiman Marcus Group, Ltd. LLC
8.750%, 10/15/21 (144A) (a) (b)	1,250,000	1,325,000
Suburban Propane Partners L.P. / Suburban Energy Finance Corp.
5.500%, 06/01/24	1,570,000	1,609,250
5.750%, 03/01/25	840,000	856,800

		14,974,273

Software—0.5%
Activision Blizzard, Inc.
5.625%, 09/15/21 (144A)	3,130,000	3,333,450
6.125%, 09/15/23 (144A) (a)	580,000	632,200
First Data Corp.
8.250%, 01/15/21 (144A)	1,070,000	1,144,900
11.750%, 08/15/21	650,000	751,562

		5,862,112

Telecommunications—3.8%
Altice Financing S.A.
6.625%, 02/15/23 (144A)	2,760,000	2,842,800
AT&T, Inc.
4.350%, 06/15/45	1,250,000	1,195,599

Telecommunications—(Continued)
4.450%, 05/15/21 (a)	300,000	328,635
CenturyLink, Inc.
5.625%, 04/01/25 (144A)	1,670,000	1,676,262
6.750%, 12/01/23 (a)	1,290,000	1,420,613
HC2 Holdings, Inc.
11.000%, 12/01/19 (144A) (a)	980,000	997,150
Hughes Satellite Systems Corp.
7.625%, 06/15/21	1,500,000	1,650,000
Intelsat Jackson Holdings S.A.
7.250%, 10/15/20	2,200,000	2,266,000
7.500%, 04/01/21	1,000,000	1,028,750
Level 3 Financing, Inc.
6.125%, 01/15/21	1,380,000	1,447,275
Rogers Communications, Inc.
6.800%, 08/15/18	280,000	324,833
Sprint Capital Corp.
6.875%, 11/15/28	5,290,000	4,853,575
8.750%, 03/15/32	2,520,000	2,601,900
Sprint Corp.
7.625%, 02/15/25	2,090,000	2,079,550
7.875%, 09/15/23	2,750,000	2,805,000
T-Mobile USA, Inc.
6.000%, 03/01/23	1,200,000	1,229,628
6.125%, 01/15/22	880,000	907,500
6.633%, 04/28/21	1,000,000	1,047,500
Telecom Italia Capital S.A.
7.175%, 06/18/19	40,000	46,050
Telefonica Emisiones S.A.U.
5.134%, 04/27/20	140,000	158,023
5.877%, 07/15/19	140,000	161,918
Verizon Communications, Inc.
2.450%, 11/01/22 (a)	390,000	378,036
4.150%, 03/15/24	460,000	494,141
5.150%, 09/15/23	4,880,000	5,594,842
6.400%, 09/15/33	2,166,000	2,703,471
6.550%, 09/15/43	2,359,000	3,071,793
West Corp.
5.375%, 07/15/22 (144A)	3,070,000	3,000,925
Windstream Corp.
7.500%, 04/01/23 (a)	2,000,000	1,910,000

		48,221,769

Transportation—0.4%
CMA CGM S.A.
8.500%, 04/15/17 (144A) (a)	1,500,000	1,526,250
Florida East Coast Holdings Corp.
6.750%, 05/01/19 (144A)	2,080,000	2,095,600
Navios Maritime Acquisition Corp. / Navios Acquisition Finance U.S., Inc.
8.125%, 11/15/21 (144A)	980,000	984,900
XPO Logistics, Inc.
7.875%, 09/01/19 (144A)	700,000	741,125

		5,347,875

MSF-205

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Trucking & Leasing—0.0%
Jurassic Holdings III, Inc.
6.875%, 02/15/21 (144A)	550,000	$478,500

Total Corporate Bonds & Notes (Cost $550,290,334)		543,178,554

Mortgage-Backed Securities—27.6%

Collateralized Mortgage Obligations—17.0%
American Home Mortgage Assets Trust
0.364%, 12/25/46 (c)	4,262,831	2,989,267
American Home Mortgage Investment Trust
0.394%, 06/25/45 (c)	852,996	792,420
0.754%, 11/25/45 (c)	772,538	689,012
Banc of America Funding Trust
0.346%, 05/20/36 (c)	529,763	511,367
Banc of America Mortgage Trust
2.483%, 12/25/34 (c)	12,316	12,015
2.693%, 09/25/35 (c)	202,284	184,793
BCAP LLC Trust
0.239%, 10/28/36 (144A) (c)	5,180,316	4,921,130
1.958%, 11/26/36 (144A) (c)	6,470,000	6,412,708
2.731%, 05/26/47 (144A) (c)	8,393,054	5,657,472
Bear Stearns Asset-Backed Securities I Trust
32.830%, 07/25/36 (c)	1,007,801	1,503,256
Citigroup Mortgage Loan Trust, Inc.
2.699%, 12/25/35 (c)	2,486,088	2,171,165
CitiMortgage Alternative Loan Trust
34.631%, 07/25/37 (c)	2,388,774	4,121,416
Countrywide Alternative Loan Trust
0.406%, 07/20/35 (c)	2,699,143	2,356,727
0.444%, 01/25/36 (c)	360,460	320,413
5.500%, 10/25/33	14,182	14,464
5.750%, 01/25/37	4,262,970	3,729,276
6.000%, 01/25/37	4,653,990	4,195,223
16.558%, 06/25/35 (c)	3,215,990	4,136,494
22.279%, 02/25/36 (c)	2,964,421	4,025,390
27.905%, 07/25/36 (c)	5,040,267	8,478,722
37.958%, 08/25/37 (c)	4,938,500	8,921,701
Countrywide Alternative Loan Trust Resecuritization
6.000%, 08/25/37	10,599,600	8,415,271
Countrywide Home Loan Mortgage Pass-Through Trust
2.408%, 11/25/34 (c)	137,745	117,613
Countrywide Home Loan Reperforming Loan REMIC Trust
0.534%, 03/25/35 (144A) (c)	1,060,130	945,291
0.594%, 11/25/34 (144A) (c)	112,260	100,115
CSMC Mortgage-Backed Trust
29.569%, 02/25/36 (c)	2,956,694	4,303,110
CSMC Trust
0.370%, 06/27/46 (144A) (c)	5,004,705	4,751,206
2.413%, 01/27/36 (144A) (c)	4,278,569	4,335,453

Collateralized Mortgage Obligations—(Continued)
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
1.806%, 08/25/35 (c)	71,329	56,704
DSLA Mortgage Loan Trust
0.388%, 03/19/45 (c)	234,547	207,744
1.041%, 03/19/46 (c)	1,791,778	1,377,334
Fannie Mae Connecticut Avenue Securities
3.174%, 07/25/24 (c)	8,670,000	8,156,944
5.424%, 10/25/23 (c)	2,780,000	3,038,907
Freddie Mac Structured Agency Credit Risk Debt Notes (CMO)
4.674%, 02/25/24 (c)	2,210,000	2,304,382
4.924%, 10/25/24 (c)	5,925,000	6,210,093
GreenPoint MTA Trust
0.614%, 06/25/45 (c)	2,114,746	1,792,575
GSMPS Mortgage Loan Trust
0.524%, 09/25/35 (144A) (c)	4,327,368	3,692,881
0.574%, 04/25/36 (144A) (c)	1,142,085	962,653
GSR Mortgage Loan Trust
2.758%, 10/25/35 (c)	527,936	467,731
HarborView Mortgage Loan Trust
0.428%, 01/19/36 (c)	1,343,830	923,204
0.978%, 11/19/34 (c)	2,579,677	2,160,304
1.174%, 10/25/37 (c)	2,306,531	1,988,929
Impac Secured Assets CMN Owner Trust
0.494%, 03/25/36 (c)	1,254,886	897,654
Impac Secured Assets Trust
0.524%, 08/25/36 (c)	117,404	115,428
IndyMac INDX Mortgage Loan Trust
0.894%, 01/25/35 (c)	1,483,166	1,169,043
2.526%, 03/25/35 (c)	813,886	798,945
4.285%, 08/25/37 (c)	2,240,682	1,869,769
JPMorgan Mortgage Trust
6.500%, 01/25/36	147,837	132,622
JPMorgan Resecuritization Trust
0.381%, 07/27/46 (144A) (c)	7,047,842	6,974,699
Lehman Mortgage Trust
6.456%, 02/25/37 (c) (h)	10,668,412	2,874,049
Lehman XS Trust
0.334%, 03/25/47 (c)	4,305,054	3,310,147
0.374%, 08/25/46 (c)	3,775,927	3,139,989
Luminent Mortgage Trust
0.364%, 05/25/46 (c)	1,643,183	1,268,187
MASTR Adjustable Rate Mortgages Trust
2.521%, 11/25/35 (144A) (c)	93,070	71,664
MASTR Seasoned Securitization Trust
3.291%, 10/25/32 (c)	266,905	261,289
Merrill Lynch Mortgage Investors Trust
2.434%, 08/25/33 (c)	1,298,240	1,197,980
2.586%, 05/25/34 (c)	174,252	173,431
Morgan Stanley Mortgage Loan Trust
0.494%, 01/25/35 (c)	1,569,522	1,463,156
NovaStar Mortgage Funding Trust
0.364%, 09/25/46 (c)	1,340,808	1,140,807

MSF-206

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.744%, 02/25/35 (c)	5,000,000	$4,783,280
Prime Mortgage Trust
5.500%, 05/25/35 (144A)	1,923,888	1,942,005
6.000%, 05/25/35 (144A)	3,333,942	3,307,174
RBSGC Mortgage Loan Trust
0.624%, 01/25/37 (c)	1,346,599	929,461
Reperforming Loan REMIC Trust
5.839%, 03/25/35 (144A) (c) (h)	13,286,840	1,975,487
Residential Accredit Loans, Inc. Trust
0.354%, 12/25/36 (c)	3,019,602	2,326,588
0.364%, 05/25/47 (c)	2,093,439	1,734,035
0.374%, 05/25/47 (c)	4,088,096	3,389,939
0.384%, 04/25/46 (c)	2,046,290	1,064,472
0.434%, 04/25/46 (c)	1,061,746	559,617
0.504%, 04/25/46 (c)	1,486,080	797,558
1.389%, 11/25/37 (c)	6,745,954	4,402,511
Residential Asset Securitization Trust
5.750%, 02/25/36	3,821,489	3,606,194
6.376%, 12/25/36 (c) (h)	16,623,086	5,547,606
Sequoia Mortgage Trust
1.003%, 06/20/33 (c)	199,097	193,410
Structured Adjustable Rate Mortgage Loan Trust
0.819%, 04/25/35 (c)	5,083,386	4,345,146
1.672%, 09/25/37 (c)	5,932,127	5,240,655
2.395%, 01/25/35 (c)	1,000,122	992,264
2.627%, 09/25/35 (c)	1,244,095	1,047,760
Structured Asset Mortgage Investments II Trust
0.384%, 05/25/46 (c)	314,206	228,292
0.454%, 02/25/36 (c)	6,027,304	4,833,729
2.531%, 08/25/35 (c)	150,921	144,196
Structured Asset Securities Corp. Trust
0.524%, 03/25/35 (c)	3,358,252	2,618,113
WaMu Mortgage Pass-Through Certificates Trust
0.444%, 12/25/45 (c)	1,068,663	1,019,867
0.464%, 07/25/45 (c)	31,048	29,000
0.464%, 10/25/45 (c)	971,310	890,533
0.938%, 07/25/47 (c)	245,113	91,156
1.942%, 03/25/47 (c)	4,239,418	3,413,847
2.059%, 09/25/36 (c)	1,452,049	1,288,678
2.426%, 10/25/34 (c)	1,261,454	1,256,320
6.506%, 04/25/37 (c) (h)	16,402,991	4,255,625
Wells Fargo Mortgage-Backed Securities Trust
2.602%, 06/25/35 (c)	101,009	101,456
2.604%, 04/25/36 (c)	181,809	177,735
2.610%, 10/25/35 (c)	133,490	133,907

		217,979,350

Commercial Mortgage-Backed Securities—10.6%
Americold 2010 LLC Trust
4.954%, 01/14/29 (144A)	500,000	557,721
BAMLL Mezzanine Securities Trust
8.652%, 12/15/19 (144A) (c)	5,700,000	5,685,750

Commercial Mortgage-Backed Securities—(Continued)
Bear Stearns Commercial Mortgage Securities Trust
6.157%, 06/11/50 (c)	1,040,000	1,050,928
BLCP Hotel Trust
5.903%, 08/15/29 (144A) (c)	12,000,000	11,957,557
Carefree Portfolio Trust
6.152%, 11/15/19 (144A) (c)	1,000,000	1,002,381
7.897%, 11/15/29 (144A) (c)	6,000,000	6,017,866
CD Mortgage Trust
5.345%, 01/15/46 (c)	100,000	103,273
Citigroup Commercial Mortgage Trust
6.134%, 12/10/49 (c)	3,573,000	3,583,129
Commercial Mortgage Trust
5.085%, 10/10/46 (c)	70,000	77,383
5.377%, 12/10/46	3,309,000	3,372,139
Credit Suisse Commercial Mortgage Trust
5.373%, 12/15/39	1,360,209	1,332,616
5.807%, 06/15/38 (c)	3,160,000	3,145,897
Credit Suisse European Mortgage
7.165%, 07/20/22 (144A) (EUR)	2,110,697	2,269,465
CSMC Trust
1.000%, 03/15/17	6,400,000	6,352,253
4.003%, 09/15/38 (144A) (c)	4,200,000	4,200,168
4.373%, 09/15/37 (144A)	1,620,000	1,532,773
DBUBS Mortgage Trust
3.750%, 08/10/44 (144A)	5,180,000	3,348,766
FREMF Mortgage Trust
2.191%, 09/25/22 (144A) (c)	6,897,956	6,902,487
2.541%, 06/25/21 (144A) (c)	5,788,505	5,789,471
GMAC Commercial Mortgage Securities, Inc.
5.349%, 11/10/45 (c)	2,210,000	2,207,156
GS Mortgage Securities Corp.
1.014%, 06/26/36	7,760,000	5,240,871
GS Mortgage Securities Trust
5.553%, 04/10/38 (c)	1,270,000	1,274,576
5.622%, 11/10/39	1,175,143	1,201,573
Hyatt Hotel Portfolio Trust
6.400%, 11/15/16 (144A) (c)	4,760,000	4,771,381
JPMBB Commercial Mortgage Securities Trust
3.928%, 11/15/47 (144A) (c)	1,520,000	1,382,866
JPMorgan Chase Commercial Mortgage Securities Trust
3.472%, 08/15/27 (144A) (c)	460,000	460,964
3.775%, 06/15/29 (144A) (c)	3,540,000	3,535,734
5.386%, 05/15/47 (c)	2,280,000	1,963,787
5.411%, 05/15/47	2,360,000	2,030,067
5.502%, 06/12/47 (c)	3,120,000	3,131,366
6.400%, 10/15/19 (144A) (c)	4,900,000	4,908,741
6.403%, 06/15/29 (144A) (c)	1,805,000	1,811,875
LB-UBS Commercial Mortgage Trust
6.121%, 07/15/40 (c)	107,000	111,108
6.351%, 09/15/45 (c)	1,100,000	1,045,531
ML-CFC Commercial Mortgage Trust
5.450%, 08/12/48 (c)	1,318,000	1,298,412
6.193%, 09/12/49 (c)	3,473,000	3,359,989
6.209%, 09/12/49 (c)	5,780,000	5,592,329

MSF-207

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Morgan Stanley Bank of America Merrill Lynch Trust
2.918%, 02/15/46	260,000	$266,843
3.456%, 05/15/46	510,000	531,362
Morgan Stanley Capital I Trust
5.399%, 12/15/43	3,561,053	3,221,770
5.909%, 06/11/49 (c)	1,680,000	1,665,396
PFP III, Ltd.
4.275%, 06/14/31 (144A) (c)	1,280,000	1,281,871
UBS-Barclays Commercial Mortgage Trust
4.890%, 05/10/63 (144A) (c)	4,530,000	2,173,638
Wachovia Bank Commercial Mortgage Trust
0.377%, 12/15/43 (144A) (c)	646,000	622,519
5.413%, 12/15/43 (c)	2,393,290	2,448,850
5.544%, 01/15/45 (144A) (c)	6,466,500	6,068,713
5.825%, 07/15/45 (c)	1,720,000	1,754,422
WF-RBS Commercial Mortgage Trust
3.909%, 09/15/57 (144A) (c)	1,520,000	1,371,470

		135,017,203

Total Mortgage-Backed Securities (Cost $345,438,694)		352,996,553

Foreign Government—7.2%

Regional Government—0.2%
Japan Finance Organization for Municipalities
4.000%, 01/13/21	1,900,000	2,111,968

Sovereign—7.0%
Argentina Boden Bond
7.000%, 10/03/15	3,065,000	2,865,434
Brazil Notas do Tesouro Nacional
6.000%, 08/15/22 (BRL)(i)	9,200,000	7,348,348
6.000%, 08/15/50 (BRL)(i)	9,200,000	7,064,408
Hungary Government International Bond
5.750%, 11/22/23	2,424,000	2,787,600
Indonesia Government International Bonds
3.750%, 04/25/22 (144A)	280,000	284,900
3.750%, 04/25/22	430,000	437,525
4.875%, 05/05/21	400,000	435,500
5.875%, 03/13/20	300,000	339,375
5.875%, 01/15/24 (144A)	887,000	1,025,594
Mexican Bonos
6.500%, 06/09/22 (MXN)	540,143,700	37,015,362
8.000%, 06/11/20 (MXN)	90,954,000	6,669,537
Portugal Government International Bond
5.125%, 10/15/24 (144A)	14,000,000	15,487,920
South Africa Government International Bond
5.875%, 09/16/25 (a)	2,310,000	2,645,412
Turkey Government International Bond
6.250%, 09/26/22	4,810,000	5,471,375

		89,878,290

Total Foreign Government (Cost $103,074,399)		91,990,258

U.S. Treasury & Government Agencies—7.2%
Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—6.1%
Fannie Mae 15 Yr. Pool
3.500%, TBA (j)	2,500,000	2,649,121
5.500%, 12/01/16	3,956	4,158
6.500%, 03/01/16	188	189
6.500%, 09/01/16	2,808	2,857
6.500%, 12/01/16	4,663	4,789
6.500%, 01/01/17	3,202	3,300
Fannie Mae 20 Yr. Pool
4.500%, 04/01/31	241,984	265,364
4.500%, 05/01/31	712,772	781,556
4.500%, 06/01/31	250,523	274,693
8.500%, 08/01/19	15,051	16,152
Fannie Mae 30 Yr. Pool
2.500%, 10/01/42	1,026,850	1,016,517
3.500%, TBA (j)	2,700,000	2,828,988
4.000%, TBA (j)	14,400,000	15,371,999
4.500%, 10/01/41	1,227,290	1,345,214
4.500%, 01/01/45	396,542	444,355
4.500%, TBA (j)	7,000,000	7,617,425
5.000%, 01/01/39	20,971	23,509
5.000%, 08/01/39	54,368	61,016
5.000%, 11/01/39	14,468	16,237
5.000%, 12/01/39	40,173	45,086
5.000%, 05/01/40	65,318	73,072
5.000%, 07/01/40	64,303	72,185
5.000%, 11/01/40	1,898,676	2,130,580
5.000%, 01/01/41	76,012	85,330
5.000%, 02/01/41	88,712	98,720
5.000%, 04/01/41	194,623	218,480
5.000%, 05/01/41	4,265,789	4,787,350
5.000%, 06/01/41	413,019	463,650
6.000%, 04/01/32	63,675	72,580
6.500%, 08/01/31	1,386	1,591
6.500%, 10/01/31	2,105	2,417
6.500%, 03/01/32	14,199	16,302
6.500%, 06/01/37	40,064	45,997
7.000%, 05/01/26	1,809	2,016
7.000%, 07/01/30	295	304
7.000%, 01/01/31	441	508
7.000%, 09/01/31	5,810	6,725
7.000%, 10/01/31	3,578	4,240
7.000%, 11/01/31	36,028	39,652
7.000%, 01/01/32	6,208	6,416
7.000%, 02/01/32	4,882	5,109
7.500%, 12/01/29	522	536
7.500%, 02/01/30	366	372
7.500%, 06/01/30	712	717
7.500%, 08/01/30	95	97
7.500%, 09/01/30	913	1,049
7.500%, 11/01/30	11,085	11,861
7.500%, 02/01/31	4,812	5,108
8.000%, 08/01/27	1,426	1,632
8.000%, 07/01/30	1,009	1,209
8.000%, 09/01/30	814	899
Fannie Mae Pool
3.500%, 08/01/42	1,302,964	1,379,949

MSF-208

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae Pool
3.500%, 05/01/43	180,085	$190,848
4.000%, 10/01/42	351,007	382,905
5.000%, 05/01/40	77,114	86,565
Fannie Mae REMICS (CMO)
Zero Coupon, 03/25/42 (k)	243,043	225,661
0.524%, 05/25/34 (c)	221,084	221,687
6.356%, 12/25/40 (c) (h)	1,458,160	231,872
6.356%, 01/25/41 (c) (h)	991,606	183,267
6.376%, 10/25/41 (c) (h)	3,108,412	555,175
9.750%, 11/25/18	317,473	350,720
9.750%, 08/25/19	107,301	118,147
Freddie Mac 15 Yr. Gold Pool
7.000%, 05/01/16	3,055	3,080
Freddie Mac 30 Yr. Gold Pool
3.500%, TBA (j)	900,000	940,992
5.000%, 12/01/34	18,473	20,570
5.000%, 11/01/41	1,434,678	1,595,107
6.000%, 12/01/36	1,815	2,067
6.000%, 02/01/37	58,727	66,820
6.500%, 09/01/31	9,824	11,255
7.000%, 03/01/39	279,767	334,987
Freddie Mac 30 Yr. Pool
7.000%, 07/01/31	2,111	2,458
Freddie Mac ARM Non-Gold Pool
1.838%, 05/01/37 (c)	60,009	63,008
1.945%, 02/01/37 (c)	27,468	28,939
1.945%, 04/01/37 (c)	54,552	57,412
1.949%, 03/01/37 (c)	116,915	123,180
2.194%, 01/01/38 (c)	33,912	36,236
2.495%, 02/01/36 (c)	67,399	72,543
2.495%, 05/01/37 (c)	79,329	85,032
Freddie Mac Gold Pool
4.000%, 10/01/42	2,091,483	2,279,615
Freddie Mac REMICS (CMO)
1,156.500%, 06/15/21 (h)	8	117
Ginnie Mae I 30 Yr. Pool
3.500%, TBA (j)	1,100,000	1,156,031
5.000%, 01/15/40	283,602	318,490
6.000%, 07/15/38	25,466	29,001
6.500%, 09/15/28	1,807	2,068
6.500%, 10/15/28	1,525	1,746
6.500%, 01/15/29	11,930	13,704
6.500%, 02/15/29	37,780	43,251
6.500%, 06/15/29	6,898	7,897
6.500%, 10/15/30	2,124	2,431
7.000%, 06/15/28	22,037	24,781
7.000%, 07/15/29	1,348	1,529
Ginnie Mae II 30 Yr. Pool
3.500%, TBA (j)	3,400,000	3,569,070
4.500%, 01/20/40	40,331	44,122
4.500%, 05/20/40	41,788	45,694
4.500%, 03/20/41	41,023	44,769
5.000%, 07/20/40	1,305,321	1,464,321
5.000%, 08/20/40	660,341	740,823
5.000%, 09/20/40	72,466	81,306

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae II 30 Yr. Pool
5.000%, 11/20/40	35,739	40,104
6.000%, 12/20/36	16,316	18,524
6.000%, 09/20/39	450,622	512,869
6.000%, 09/20/40	23,014	26,460
6.000%, 11/20/40	417,065	484,831
6.000%, 09/20/41	71,823	82,665
Ginnie Mae II ARM Pool
1.710%, 01/20/60 (c)	904,204	928,627
2.077%, 05/20/60 (c)	880,260	909,293
Government National Mortgage Association (CMO)
0.501%, 10/20/60 (c)	3,934,082	3,914,970
0.621%, 02/20/61 (c)	281,556	281,558
0.671%, 01/20/61 (c)	603,599	604,764
0.671%, 03/20/61 (c)	239,448	239,921
1.083%, 09/16/56 (c) (h)	21,350,000	1,923,635
1.172%, 05/20/60 (c)	1,709,483	1,741,891
1.193%, 04/16/52 (c) (h)	22,096,214	1,204,133
1.247%, 03/16/47 (c) (h)	24,927,250	1,172,703
1.326%, 11/20/59 (c)	5,397,777	5,517,224
6.324%, 03/20/39 (c) (h)	348,316	43,961
6.474%, 01/20/40 (c) (h)	1,427,047	240,894

		78,059,504

Federal Agencies—0.3%
Tennessee Valley Authority
3.875%, 02/15/21	150,000	167,494
5.250%, 09/15/39	400,000	523,759
5.980%, 04/01/36	2,490,000	3,442,821

		4,134,074

U.S. Treasury—0.8%
U.S. Treasury Bonds
3.000%, 11/15/44 (a)	60,000	65,742
3.375%, 05/15/44	630,000	738,035
U.S. Treasury Notes
0.250%, 10/31/15	70,000	70,027
0.375%, 11/15/15	270,000	270,274
1.500%, 08/31/18	220,000	223,386
1.625%, 07/31/19	980,000	994,700
1.750%, 09/30/19 (a)	1,330,000	1,355,353
2.000%, 02/15/25 (a)	5,540,000	5,575,057
2.250%, 07/31/21	340,000	352,591

		9,645,165

Total U.S. Treasury & Government Agencies (Cost $90,404,771)		91,838,743

Asset-Backed Securities—5.8%

Asset-Backed - Automobile—0.4%
Avis Budget Rental Car Funding AESOP LLC
1.920%, 09/20/19 (144A)	570,000	569,940
2.460%, 07/20/20 (144A)	3,290,000	3,330,543

MSF-209

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Automobile—(Continued)
Hertz Vehicle Financing LLC
1.830%, 08/25/19 (144A)	790,000	$787,225

		4,687,708

Asset-Backed - Home Equity—0.7%
ABFC Trust
0.834%, 03/25/35 (c)	2,482,334	1,957,638
ACE Securities Corp. Home Equity Loan Trust
0.514%, 01/25/36 (c)	621,682	93,292
Asset-Backed Securities Corp. Home Equity Loan Trust
3.025%, 04/15/33 (c)	18,449	17,589
Bear Stearns Asset-Backed Securities Trust
0.911%, 01/25/34 (c)	28,144	27,083
EMC Mortgage Loan Trust
0.624%, 05/25/43 (144A) (c)	837,106	795,302
0.824%, 05/25/43 (144A) (c)	7,660,000	6,213,792
0.874%, 01/25/41 (144A) (c)	115,783	113,396
SASCO Mortgage Loan Trust
0.731%, 04/25/35 (c)	16,250	16,093
Structured Asset Securities Corp. Mortgage Loan Trust
0.391%, 02/25/36 (144A) (c)	2,705,671	225,829

		9,460,014

Asset-Backed - Manufactured Housing—0.9%
Access Financial Manufactured Housing Contract Trust
7.650%, 05/15/21	1,824,716	1,078,269
Greenpoint Manufactured Housing
2.902%, 03/18/29 (c)	550,000	483,665
3.500%, 06/19/29 (c)	375,000	326,250
3.674%, 02/20/30 (c)	350,000	304,500
Manufactured Housing Contract Trust Pass-Through Certificates
3.672%, 02/20/32 (c)	300,000	274,965
3.672%, 03/13/32 (c)	525,000	474,696
Mid-State Trust VI
7.340%, 07/01/35	269,154	289,477
Origen Manufactured Housing Contract Trust
2.465%, 10/15/37 (c)	2,251,688	1,957,214
2.478%, 04/15/37 (c)	2,013,533	1,757,498
UCFC Manufactured Housing Contract
7.095%, 04/15/29 (c)	4,850,000	4,804,342

		11,750,876

Asset-Backed - Other—2.6%
ACE Home Equity Loan Trust
0.434%, 02/25/31 (c)	172,673	166,992
Amortizing Residential Collateral Trust
1.974%, 08/25/32 (c)	80,991	57,510
Bear Stearns Asset-Backed Securities Trust
6.000%, 10/25/36	2,252,982	1,886,050
Consumer Credit Origination Loan Trust
2.820%, 03/15/21 (144A)	1,240,802	1,245,353

Asset-Backed - Other—(Continued)
Countrywide Asset-Backed Certificates Trust
2.049%, 06/25/34 (c)	196,872	177,965
Countrywide Revolving Home Equity Loan Resecuritization Trust
0.475%, 12/15/33 (144A) (c)	316,817	256,824
Countrywide Revolving Home Equity Loan Trust
0.315%, 07/15/36 (c)	676,620	572,880
First Horizon Asset-Backed Trust
0.334%, 10/25/34 (c)	97,974	86,746
GSAMP Trust
0.374%, 01/25/36 (c)	105,921	27,127
1.149%, 06/25/34 (c)	656,832	625,076
GSRPM Mortgage Loan Trust
0.474%, 03/25/35 (144A) (c)	801,617	786,559
HLSS Servicer Advance Receivables Backed Notes
1.979%, 08/15/46 (144A)	1,470,000	1,470,294
Home Equity Mortgage Loan Asset-Backed Notes
0.344%, 04/25/36 (c)	220,061	163,128
HSI Asset Securitization Corp. Trust
0.594%, 11/25/35 (c)	4,000,000	3,296,116
JGWPT XXXIII LLC
3.500%, 06/15/77 (144A)	2,286,713	2,323,465
Lehman XS Trust
5.190%, 05/25/37 (c)	6,039,740	4,684,899
Long Beach Mortgage Loan Trust
0.693%, 01/21/31 (c)	24,583	22,893
Magnus Dritte Immobilienbesitz und Verwaltungs 1 GmbH
7.250%, 07/01/24 (144A) (EUR)	4,257,000	4,612,610
Magnus Relda Holding Vier GmbH
7.000%, 10/28/24 (144A) (EUR)	6,000,000	6,633,756
RAAC Trust
0.424%, 02/25/37 (144A) (c)	577,962	571,135
SACO I Trust
0.434%, 06/25/36 (c)	501,514	819,874
0.514%, 03/25/36 (c)	137,751	189,315
SpringCastle America Funding LLC
2.700%, 05/25/23 (144A)	1,447,821	1,451,548
Structured Asset Securities Corp.
0.834%, 02/25/35 (c)	1,106,874	1,100,119

		33,228,234

Asset-Backed - Student Loan—1.2%
National Collegiate Student Loan Trust
0.444%, 03/26/29 (c)	2,250,000	2,048,024
1.024%, 03/25/38 (c)	9,030,000	6,672,703
Nelnet Student Loan Trust
Zero Coupon, 03/22/32 (c)	6,200,000	5,935,310
Northstar Education Finance, Inc.
1.273%, 10/30/45 (c)	100,000	81,419

		14,737,456

Total Asset-Backed Securities (Cost $74,257,364)		73,864,288

MSF-210

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Preferred Stocks—0.6%

Security Description	Shares/ Principal/ Notional Amount*	Value

Banks—0.5%
GMAC Capital Trust I, 8.125% (c)	244,339	$6,413,899

Diversified Financial Services—0.1%
Citigroup Capital XIII, 7.875% (c)	35,900	952,068

Total Preferred Stocks (Cost $7,190,437)		7,365,967

Floating Rate Loans (l)—0.5%

Electric—0.4%
Energy Future Intermediate Holding Co. LLC
Term Loan, 4.250%, 06/19/16	6,240,991	6,274,798

Software—0.1%
First Data Corp.
Extended Term Loan, 3.674%, 03/24/18	1,047,353	1,048,117

Total Floating Rate Loans (Cost $7,234,246)		7,322,915

Purchased Options—0.1%

Credit Default Swaptions—0.1%
Put - 5 Yr. CDX.NA.IG.23, Exercise Rate 0.675%, Expires 04/15/15 (Counterparty - Barclays Capital, Inc.)	519,556,000	259,207
Put - 5 Yr. CDX.NA.IG.23, Exercise Rate 0.675%, Expires 05/20/15 (Counterparty - JPMorgan Chase Bank N.A.)	436,100,000	732,805

		992,012

Interest Rate Swaptions—0.0%
Put - 30 Yr. Interest Rate Swap, Exercise Rate 3.290%, Expires 09/04/15 (Counterparty - Morgan Stanley & Co., Inc.)	31,710,000	147,720
Put - 30 Yr. Interest Rate Swap, Exercise Rate 3.380%, Expires 08/12/15 (Counterparty - Deutsche Bank Securities, Inc.)	31,710,000	74,306

		222,026

Options on Exchange-Traded Futures Contracts—0.0%
Put - Eurodollar Futures @ 99.500, Expires 06/15/15	6,077	113,944
Put - Eurodollar Futures @ 99.625, Expires 06/15/15	608	41,800

		155,744

Total Purchased Options (Cost $5,951,511)		1,369,782

Municipals—0.1%
Virginia Housing Development Authority
6.000%, 06/25/34 (Cost $1,071,593)	1,086,740	1,169,398

Common Stocks—0.1%
Security Description	Principal Amount*/ Shares	Value

Marine—0.1%
Deep Ocean Group Holding A/S (e) (g) (m)	44,744	$600,330

Metals & Mining—0.0%
Mirabela Nickel, Ltd. (m)	901,134	95,685

Total Common Stocks (Cost $1,010,298)		696,015

Convertible Bond—0.1%

Mining—0.1%
Mirabela Nickel, Ltd. 9.500%, 06/24/19 (144A) (b) (f) (Cost $922,848)	922,848	655,222

Short-Term Investments—13.6%

Discount Note—1.9%
Federal Home Loan Mortgage Corp. 0.099%, 05/07/15 (n)	25,000,000	24,997,500

Mutual Fund—5.8%
State Street Navigator Securities Lending MET Portfolio (o)	74,510,559	74,510,559

Repurchase Agreements—5.9%
Bank of America Securities LLC Repurchase Agreement dated 03/31/15 at 0.090% to be repurchased at $69,700,174 on 04/01/15, collateralized by $67,466,000 U.S. Treasury Bonds with rates ranging from 2.750% - 3.125%, maturity dates range from 11/15/41 - 11/15/42, with a value of $71,038,742.	69,700,000	69,700,000
Fixed Income Clearing Corp. Repurchase Agreement dated 3/31/15 at 0.000% to be repurchased at $5,500,506 on 04/01/15, collateralized by $5,530,000 Federal National Mortgage Association at 1.625% due 10/26/15 with a value of $5,612,950.	5,500,506	5,500,506

		75,200,506

Total Short-Term Investments (Cost $174,708,565)		174,708,565

Total Investments—105.4% (Cost $1,361,555,060) (p)		1,347,156,260
Other assets and liabilities (net)—(5.4)%		(69,314,313)

Net Assets—100.0%		$1,277,841,947

MSF-211

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2015, the market value of securities loaned was $77,282,070 and the collateral received consisted of cash in the amount of $74,510,559 and non-cash collateral with a value of $6,218,110. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(c)	Variable or floating rate security. The stated rate represents the rate at March 31, 2015. Maturity date shown for callable securities reflects the earliest possible call date.
(d)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(e)	Illiquid security. As of March 31, 2015, these securities represent 0.3% of net assets.
(f)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2015, the market value of restricted securities was $887,522, which is 0.1% of net assets. See details shown in the Restricted Securities table that follows.
(g)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2015, these securities represent less than 0.05% of net assets.
(h)	Interest only security.
(i)	Principal amount of security is adjusted for inflation.
(j)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(k)	Principal only security.
(l)	Floating rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are determined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(m)	Non-income producing security.
(n)	The rate shown represents current yield to maturity.
(o)	Represents investment of cash collateral received from securities on loan as of March 31, 2015.
(p)	As of March 31, 2015, the aggregate cost of investments was $1,361,555,060. The aggregate unrealized appreciation and depreciation of investments were $43,140,064 and $(57,538,864), respectively, resulting in net unrealized depreciation of $(14,398,800).
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2015, the market value of 144A securities was $352,122,806, which is 27.6% of net assets.
(ARM)—	Adjustable-Rate Mortgage
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CMO)—	Collateralized Mortgage Obligation
(EUR)—	Euro
(MXN)—	Mexican Peso
(REMIC)—	Real Estate Mortgage Investment Conduit

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Hercules Offshore, Inc.	09/24/14 - 11/03/14	$530,000	$328,513	$143,100
Hercules Offshore, Inc.	02/06/14	140,000	145,950	39,200
Midwest Vanadium Pty, Ltd.	05/05/11 - 05/24/11	1,000,000	1,031,250	50,000
Mirabela Nickel, Ltd.	06/06/14 - 06/30/14	922,848	922,848	655,222
Mirabela Nickel, Ltd.	09/10/14	3,418	—	0

				$887,522

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
AUD	24,240,000	Citibank N.A.	04/16/15	$18,794,969	$(347,841)
AUD	30,243,337	Citibank N.A.	04/16/15	24,374,617	(1,358,830)
BRL	11,411,000	Citibank N.A.	04/16/15	4,202,947	(639,929)
BRL	37,989,000	Citibank N.A.	04/16/15	13,869,660	(2,007,817)

MSF-212

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
CHF	13,030,000	Citibank N.A.	04/16/15	$15,236,202	$(1,820,976)
EUR	2,510,000	Goldman Sachs & Co.	04/16/15	2,965,495	(266,119)
IDR	321,582,410,000	Barclays Bank plc	04/16/15	25,133,444	(619,226)
INR	1,590,860,000	Citibank N.A.	04/16/15	25,225,719	132,803
MXN	195,200,000	Bank of America N.A.	04/16/15	13,328,235	(539,833)
NZD	17,000,000	Bank of America N.A.	04/16/15	13,042,060	(350,164)
PHP	1,123,280,000	Barclays Bank plc	04/16/15	25,439,475	(333,477)
PHP	848,530,000	Citibank N.A.	04/16/15	19,149,853	(184,687)

Contracts to Deliver
AUD	32,110,000	Citibank N.A.	04/16/15	25,597,919	1,161,563
AUD	22,373,337	Citibank N.A.	04/16/15	17,335,085	308,526
BRL	43,940,000	Bank of America N.A.	04/16/15	16,182,970	2,462,962
BRL	33,400,000	Barclays Bank plc	04/16/15	12,112,421	1,683,466
BRL	25,650,000	Barclays Bank plc	04/16/15	9,370,548	1,361,485
BRL	665,000	Citibank N.A.	04/16/15	243,056	35,413
CHF	13,030,000	Citibank N.A.	04/16/15	14,470,141	1,054,915
EUR	2,917,070	Barclays Bank plc	04/16/15	3,442,639	305,481
EUR	27,740,000	Citibank N.A.	04/16/15	32,213,879	2,380,944
EUR	7,620,000	Citibank N.A.	04/16/15	8,990,594	795,678
EUR	650,000	UBS AG	05/13/15	690,389	(8,901)
EUR	339,241	UBS AG	05/13/15	387,737	22,770
KRW	14,394,380,000	Bank of America N.A.	04/16/15	12,723,751	(244,635)
MXN	186,490,000	Bank of America N.A.	04/16/15	12,193,830	(23,942)
MXN	476,080,000	Barclays Bank plc	04/16/15	32,425,437	1,235,363
MXN	46,882,414	Barclays Bank plc	04/16/15	3,177,219	105,748
MXN	87,442,479	Citibank N.A.	04/16/15	5,928,907	200,169
MXN	72,480,000	Citibank N.A.	04/16/15	4,843,398	94,918
MXN	46,875,107	Citibank N.A.	04/16/15	3,177,219	106,227
MYR	47,130,000	Bank of America N.A.	04/16/15	12,701,792	(7,625)
NZD	17,000,000	Bank of America N.A.	04/16/15	12,582,890	(109,006)
NZD	1,470,000	JPMorgan Chase Bank N.A.	05/13/15	1,081,800	(12,788)
SGD	35,350,000	Citibank N.A.	04/16/15	25,424,338	(325,983)

Net Unrealized Appreciation					$4,246,652

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
90 Day Eurodollar Futures	12/19/16	311	USD	75,966,898	$690,714
U.S. Treasury Long Bond Futures	06/19/15	67	USD	10,805,499	174,126
U.S. Treasury Note 10 Year Futures	06/19/15	273	USD	34,848,911	342,496
U.S. Treasury Ultra Long Bond Futures	06/19/15	894	USD	147,936,664	3,931,586

Futures Contracts—Short
Euro Bobl Futures	06/08/15	(258)	EUR	(33,345,754)	(50,737)
Euro-Bund Futures	06/08/15	(86)	EUR	(13,525,628)	(137,344)
U.S. Treasury Note 2 Year Futures	06/30/15	(211)	USD	(46,043,471)	(198,498)
U.S. Treasury Note 5 Year Futures	06/30/15	(1,304)	USD	(155,792,419)	(962,644)

Net Unrealized Appreciation					$3,789,699

MSF-213

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Written Options

Credit Default Swaptions	Strike Rate	Counterparty	Reference Obligation	Buy/Sell Protection	Expiration Date	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation
Put - 5 Yr. CDS	0.775%	Barclays Capital, Inc.	CDX.NA.IG.23	Sell	04/15/15	USD	(779,334,000)	$(348,129)	$(109,419)	$238,710
Put - 5 Yr. CDS	0.775%	JPMorgan Chase Bank N.A.	CDX.NA.IG.23	Sell	05/20/15	USD	(654,150,000)	(680,316)	(546,372)	133,944

Totals								$(1,028,445)	$(655,791)	$372,654

Options on Exchange-Traded Futures Contracts	Strike Price	Expiration Date	Number of Contracts	Premiums Received	Market Value	Unrealized Appreciation
Put - Eurodollar Futures	$99.250	06/15/15	(6,685)	$(228,961)	$(41,781)	$187,180

Swap Agreements

Cross-Currency Swaps

Receive	Pay	Maturity Date (a)	Counterparty	Notional Amount of Currency Received	Notional Amount of Currency Delivered		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation
Fixed Rate equal to 9.005% based on the notional amount of currency delivered	Fixed rate equal to 7.250% based on the notional amount of currency received	07/01/24	Barclays Bank plc	$5,848,000	EUR	4,300,000	$1,900,076	$(4,084)	$1,904,160

(a)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Depreciation
Receive	3M LIBOR	2.620%	02/15/41	USD	44,900,000	$(1,934,260)

Securities in the amount of $2,612,179 have been received at the custodian bank as collateral for forward foreign currency, option and swap contracts.

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CHF)—	Swiss Franc
(EUR)—	Euro
(IDR)—	Indonesian Rupiah
(INR)—	Indian Rupee
(KRW)—	South Korea Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(NZD)—	New Zealand Dollar
(PHP)—	Philippine Peso
(SGD)—	Singapore Dollar
(USD)—	United States Dollar
(CDS)—	Credit Default Swap
(CDX.NA.IG)—	Markit North America Investment Grade CDS Index
(LIBOR)—	London Interbank Offered Rate

MSF-214

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2015:

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes
Advertising	$—	$1,166,626	$—	$1,166,626
Aerospace/Defense	—	1,453,861	—	1,453,861
Agriculture	—	16,717,799	—	16,717,799
Airlines	—	4,001,386	—	4,001,386
Auto Manufacturers	—	6,757,480	—	6,757,480
Auto Parts & Equipment	—	939,600	—	939,600
Banks	—	89,088,360	—	89,088,360
Beverages	—	10,682,348	—	10,682,348
Biotechnology	—	3,727,113	—	3,727,113
Building Materials	—	8,528,950	—	8,528,950
Chemicals	—	4,437,324	—	4,437,324
Coal	—	3,592,800	—	3,592,800
Commercial Services	—	6,655,694	—	6,655,694
Computers	—	2,110,625	—	2,110,625
Distribution/Wholesale	—	1,468,250	—	1,468,250
Diversified Financial Services	—	26,398,856	—	26,398,856
Electric	—	19,519,853	—	19,519,853
Electronics	—	2,517,161	—	2,517,161
Energy-Alternate Sources	—	1,660,000	—	1,660,000
Engineering & Construction	—	5,229,991	—	5,229,991
Entertainment	—	569,700	—	569,700
Environmental Control	—	1,752,404	—	1,752,404
Food	—	15,193,524	—	15,193,524
Forest Products & Paper	—	8,501,150	—	8,501,150
Healthcare-Products	—	9,613,539	—	9,613,539
Healthcare-Services	—	17,492,173	—	17,492,173
Holding Companies-Diversified	—	5,925,150	—	5,925,150
Home Builders	—	7,916,107	—	7,916,107
Household Products/Wares	—	1,360,000	—	1,360,000
Insurance	—	1,682,054	—	1,682,054
Internet	—	2,483,525	—	2,483,525
Iron/Steel	—	2,536,400	—	2,536,400
Leisure Time	—	306,000	—	306,000
Lodging	—	7,277,425	—	7,277,425
Media	—	24,304,925	—	24,304,925
Mining	—	18,908,032	0	18,908,032
Miscellaneous Manufacturing	—	3,943,860	—	3,943,860
Oil & Gas	—	68,580,422	—	68,580,422

MSF-215

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Oil & Gas Services	$—	$12,827,473	$—	$12,827,473
Packaging & Containers	—	8,955,348	—	8,955,348
Pharmaceuticals	—	13,282,579	—	13,282,579
Pipelines	—	10,506,033	—	10,506,033
Real Estate	—	4,359,125	—	4,359,125
Real Estate Investment Trusts	—	3,363,000	—	3,363,000
Retail	—	14,974,273	—	14,974,273
Software	—	5,862,112	—	5,862,112
Telecommunications	—	48,221,769	—	48,221,769
Transportation	—	5,347,875	—	5,347,875
Trucking & Leasing	—	478,500	—	478,500
Total Corporate Bonds & Notes	—	543,178,554	0	543,178,554
Total Mortgage-Backed Securities*	—	352,996,553	—	352,996,553
Total Foreign Government*	—	91,990,258	—	91,990,258
Total U.S. Treasury & Government Agencies*	—	91,838,743	—	91,838,743
Total Asset-Backed Securities*	—	73,864,288	—	73,864,288
Total Preferred Stocks*	7,365,967	—	—	7,365,967
Total Floating Rate Loans*	—	7,322,915	—	7,322,915
Purchased Options
Credit Default Swaptions	—	992,012	—	992,012
Interest Rate Swaptions	—	222,026	—	222,026
Options on Exchange-Traded Futures Contracts	155,744	—	—	155,744
Total Purchased Options	155,744	1,214,038	—	1,369,782
Total Municipals	—	1,169,398	—	1,169,398
Common Stocks
Marine	—	—	600,330	600,330
Metals & Mining	—	95,685	—	95,685
Total Common Stocks	—	95,685	600,330	696,015
Total Convertible Bond*	—	655,222	—	655,222
Short-Term Investments
Discount Note	—	24,997,500	—	24,997,500
Mutual Fund	74,510,559	—	—	74,510,559
Repurchase Agreements	—	75,200,506	—	75,200,506
Total Short-Term Investments	74,510,559	100,198,006	—	174,708,565
Total Investments	$82,032,270	$1,264,523,660	$600,330	$1,347,156,260

Collateral for securities loaned (Liability)	$—	$(74,510,559)	$—	$(74,510,559)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$13,448,431	$—	$13,448,431
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(9,201,779)	—	(9,201,779)
Total Forward Contracts	$—	$4,246,652	$—	$4,246,652
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$5,138,922	$—	$—	$5,138,922
Futures Contracts (Unrealized Depreciation)	(1,349,223)	—	—	(1,349,223)
Total Futures Contracts	$3,789,699	$—	$—	$3,789,699
Written Options
Credit Default Swaptions at Value	$—	$(655,791)	$—	$(655,791)
Options on Exchange-Traded Futures Contracts at Value	(41,781)	—	—	(41,781)
Total Written Options	$(41,781)	$(655,791)	$—	$(697,572)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Depreciation)	$—	$(1,934,260)	$—	$(1,934,260)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$1,900,076	$—	$1,900,076

*	See Schedule of Investments for additional detailed categorizations.

MSF-216

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Fair Value Hierarchy—(Continued)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2014	Change in Unrealized Appreciation/ (Depreciation)	Transfers out of Level 3	Balance as of March 31, 2015	Change in Unrealized Appreciation/(Depreciation) from Investments still held at March 31, 2015
Corporate Bonds & Notes
Mining	$0	$0	$—	$0	$0
Common Stocks
Marine	1,095,718	(495,388)	—	600,330	(495,388)
Metals & Mining	21,335	—	(21,335)	—	—

Total	$1,117,053	$(495,388)	$(21,335)	$600,330	$(495,388)

Common Stocks in the amount of $21,335 were transferred out of Level 3 due to the initiation of a vendor or broker providing prices that are based on market activity which has been determined to be significant observable inputs.

MSF-217

Metropolitan Series Fund

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

U.S. Treasury & Government Agencies—85.6% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—23.3%
Fannie Mae 15 Yr. Pool 2.500%, TBA (a)	9,400,000	$9,634,632
3.000%, TBA (a)	33,800,000	35,365,889
3.500%, TBA (a)	15,000,000	15,894,727
4.500%, 03/01/20	101,660	107,893
5.000%, 03/01/18	121,666	127,852
6.500%, 06/01/17	42,237	43,498
7.000%, 07/01/15	101	101
7.500%, 02/01/16	2,796	2,802
Fannie Mae 20 Yr. Pool 3.500%, 04/01/33	694,398	737,887
4.500%, 11/01/31	1,430,326	1,569,045
4.500%, 12/01/31	1,889,049	2,072,256
Fannie Mae 30 Yr. Pool 3.000%, 09/01/42	12,705,710	13,034,650
3.500%, TBA (a)	72,300,000	75,754,020
4.000%, 07/01/42	5,266,833	5,682,786
4.000%, 05/01/43	24,636,079	26,791,626
4.000%, TBA (a)	40,400,000	43,126,997
4.500%, 04/01/41	16,233,555	17,790,449
4.500%, 06/01/41	1,382,247	1,513,478
4.500%, 09/01/41	2,546,597	2,791,972
4.500%, 10/01/41	12,303,912	13,486,615
4.500%, 07/01/44	387,466	431,792
4.500%, 10/01/44	2,531,135	2,808,985
4.500%, 01/01/45	198,271	222,177
4.500%, TBA (a)	3,700,000	4,026,353
5.000%, 07/01/33	478,360	534,059
5.000%, 09/01/33	582,299	650,132
5.000%, 10/01/35	1,606,209	1,793,428
5.000%, 03/01/36	2,667,668	2,963,992
5.000%, 01/01/39	20,971	23,509
5.000%, 08/01/39	54,368	61,016
5.000%, 12/01/39	40,173	45,086
5.000%, 05/01/40	65,318	73,072
5.000%, 07/01/40	73,591	82,611
5.000%, 11/01/40	1,849,992	2,075,950
5.000%, 01/01/41	76,012	85,330
5.000%, 02/01/41	88,712	98,720
5.000%, 04/01/41	194,623	218,480
5.000%, 05/01/41	4,099,822	4,601,067
5.000%, 06/01/41	345,451	387,799
5.000%, 07/01/41	4,216,557	4,683,152
5.000%, 05/01/42	478,937	533,566
5.000%, TBA (a)	13,400,000	14,880,545
6.000%, 04/01/33	125,371	143,947
6.000%, 02/01/34	27,663	31,781
6.000%, 11/01/35	285,630	327,959
6.000%, 08/01/37	622,900	715,442
6.500%, 03/01/26	1,671	1,919
6.500%, 04/01/29	89,578	102,844
7.000%, 11/01/28	2,634	2,953
7.000%, 02/01/29	2,193	2,287
7.000%, 01/01/30	2,383	2,463
7.000%, 10/01/37	42,035	51,707
7.000%, 11/01/37	43,652	54,054

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
7.000%, 12/01/37	32,024	36,673
7.000%, 02/01/38	36,171	39,238
7.000%, 08/01/38	49,936	56,179
7.000%, 09/01/38	3,144	3,216
7.000%, 11/01/38	232,632	257,667
7.000%, 02/01/39	2,493,196	2,940,558
7.500%, 04/01/32	14,431	14,855
8.000%, 05/01/28	4,615	5,349
8.000%, 07/01/32	924	1,018
11.500%, 09/01/19	9	9
12.000%, 10/01/15	141	142
Fannie Mae ARM Pool 1.792%, 07/01/37 (b)	56,831	60,542
Fannie Mae Interest Strip (CMO) 3.500%, 11/25/41 (c)	4,229,577	735,105
4.000%, 04/25/42 (c)	6,266,142	1,209,774
4.500%, 11/25/39 (c)	4,063,242	766,606
Fannie Mae Pool 3.500%, 08/01/42	15,308,759	16,214,167
3.500%, 09/01/42	1,044,509	1,106,225
3.500%, 10/01/42	7,316,367	7,749,148
3.500%, 05/01/43	450,213	477,120
4.000%, 10/01/42	3,071,307	3,350,415
4.000%, 11/01/42	3,081,420	3,361,558
4.000%, 07/01/43	91,898	100,224
4.000%, 08/01/43	2,087,611	2,277,679
5.000%, 05/01/40	38,557	43,283
6.500%, 12/01/27	5,128	5,208
6.500%, 05/01/32	39,960	46,998
12.000%, 01/15/16	27	28
Fannie Mae REMICS (CMO) Zero Coupon, 03/25/42 (d)	911,410	846,228
3.000%, 12/25/27 (c)	11,585,818	1,214,044
5.500%, 07/25/41	7,493,737	8,979,085
5.500%, 04/25/42	4,087,814	4,623,997
5.926%, 09/25/42 (b) (c)	2,055,592	413,953
5.926%, 07/25/43 (b) (c)	2,372,222	577,228
5.976%, 03/25/42 (b) (c)	14,825,610	2,561,643
5.976%, 12/25/42 (b) (c)	1,541,499	305,693
6.000%, 05/25/42	2,855,754	3,257,381
6.326%, 02/25/42 (b) (c)	3,448,191	812,445
6.356%, 12/25/40 (b) (c)	2,034,642	323,543
6.356%, 01/25/41 (b) (c)	2,524,087	466,497
6.376%, 10/25/41 (b) (c)	8,759,699	1,564,517
6.426%, 10/25/40 (b) (c)	6,498,521	1,293,024
6.476%, 02/25/41 (b) (c)	1,431,990	279,963
6.476%, 03/25/42 (b) (c)	3,584,881	661,611
6.500%, 06/25/39	597,291	671,150
6.500%, 07/25/42	5,080,135	5,830,501
9.750%, 11/25/18	1,199,341	1,324,943
9.750%, 08/25/19	393,439	433,204
Fannie Mae Whole Loan 3.480%, 01/25/43 (b)	420,306	427,633
Freddie Mac 20 Yr. Gold Pool 3.500%, 09/01/33	2,896,346	3,071,034
3.500%, 10/01/33	836,242	886,528

MSF-218

Metropolitan Series Fund

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool 3.000%, TBA (a)	10,000,000	$10,177,929
4.500%, 08/01/40	535,410	584,447
5.000%, 08/01/33	37,565	41,805
6.000%, 10/01/36	1,646,716	1,893,057
6.500%, 09/01/39	609,046	714,090
8.000%, 12/01/19	2,130	2,151
8.000%, 09/01/30	5,408	6,936
Freddie Mac 30 Yr. Non-Gold Pool 8.000%, 07/01/20	3,703	3,755
Freddie Mac ARM Non-Gold Pool 1.838%, 05/01/37 (b)	43,736	45,921
1.945%, 02/01/37 (b)	19,977	21,046
2.431%, 01/01/35 (b)	21,121	22,702
2.495%, 05/01/37 (b)	57,707	61,856
Freddie Mac Gold Pool 3.500%, 10/01/42	1,492,354	1,577,037
3.500%, 02/01/44	685,263	724,205
4.000%, 04/01/43	2,213,652	2,412,651
4.000%, 08/01/43	1,298,765	1,415,829
Freddie Mac REMICS (CMO) 4.500%, 04/15/32	304,579	341,627
6.000%, 05/15/36	1,182,949	1,347,160
6.426%, 11/15/41 (b) (c)	4,694,552	929,502
8.500%, 06/15/21	17,578	19,442
Ginnie Mae I 30 Yr. Pool 5.500%, 06/15/36	831,648	950,902
6.000%, 03/15/33	1,296,340	1,530,827
6.500%, 06/15/31	6,566	7,516
6.500%, 08/15/34	277,860	323,068
7.500%, 01/15/29	11,344	12,332
7.500%, 09/15/29	2,954	3,401
7.500%, 02/15/30	1,771	1,865
8.500%, 05/15/18	7,079	7,110
8.500%, 06/15/25	41,537	50,441
9.000%, 12/15/16	1,402	1,419
Ginnie Mae II 30 Yr. Pool 3.000%, TBA (a)	29,500,000	30,303,748
3.500%, TBA (a)	40,100,000	42,094,037
4.000%, TBA (a)	5,000,000	5,320,313
4.500%, 01/20/40	1,532,588	1,676,654
4.500%, 05/20/40	2,172,996	2,376,109
4.500%, 09/20/40	42,298	46,224
4.500%, 01/20/41	318,029	347,384
4.500%, 07/20/41	2,243,735	2,446,839
5.000%, 07/20/40	1,630,013	1,828,563
6.000%, 11/20/34	2,548	2,965
6.000%, 06/20/35	4,141	4,790
6.000%, 07/20/36	276,421	314,280
6.000%, 09/20/36	13,289	15,102
6.000%, 07/20/38	749,138	850,043
6.000%, 09/20/38	2,082,247	2,362,369
6.000%, 06/20/39	7,699	8,853
6.000%, 05/20/40	169,036	194,184
6.000%, 06/20/40	479,409	549,919
6.000%, 08/20/40	228,836	262,733

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae II 30 Yr. Pool
6.000%, 09/20/40	592,061	680,723
6.000%, 10/20/40	381,635	441,136
6.000%, 11/20/40	507,241	589,658
6.000%, 01/20/41	487,487	564,836
6.000%, 03/20/41	2,171,764	2,501,435
6.000%, 07/20/41	407,148	465,785
6.000%, 12/20/41	309,666	354,719
6.500%, 10/20/37	572,005	661,302
Government National Mortgage Association 0.553%, 10/16/54 (b) (c)	36,830,981	1,598,759
0.736%, 05/16/54 (b) (c)	26,317,657	1,411,548
0.759%, 03/16/49 (b) (c)	15,352,205	744,459
0.774%, 09/16/51 (b) (c)	92,759,928	5,803,247
0.837%, 02/16/53 (b) (c)	59,257,221	3,723,487
0.857%, 02/16/53 (b) (c)	15,147,861	967,009
0.885%, 05/16/54 (b) (c)	35,568,377	2,274,384
0.924%, 09/16/46 (b) (c)	84,432,019	3,981,814
0.931%, 06/16/55 (b) (c)	15,723,990	940,169
0.971%, 01/16/53 (b) (c)	16,479,037	1,323,695
1.035%, 09/16/55 (b) (c)	25,186,237	1,763,440
1.037%, 01/16/57 (b) (c)	42,656,401	3,959,069
1.122%, 09/16/44 (b) (c)	23,369,906	1,717,478
1.216%, 02/16/46 (b) (c)	23,479,977	1,801,109
1.379%, 02/16/48 (b) (c)	25,531,563	1,962,356
2.250%, 03/16/35	6,179,611	6,241,611
Government National Mortgage Association (CMO) 0.551%, 12/20/60 (b)	21,192,772	21,131,864
0.571%, 12/20/60 (b)	7,628,103	7,613,381
0.651%, 03/20/61 (b)	6,072,269	6,079,325
0.671%, 12/20/60 (b)	55,998,711	56,110,333
1.083%, 09/16/56 (b) (c)	49,160,000	4,429,316
5.926%, 08/16/42 (b) (c)	2,225,887	373,971
6.324%, 03/20/39 (b) (c)	870,982	109,927
6.474%, 01/20/40 (b) (c)	1,988,168	335,615

		648,826,279

Federal Agencies—36.5%
Federal Farm Credit Bank 0.250%, 09/10/15	25,000,000	25,008,925
0.375%, 03/03/16	20,000,000	20,005,540
0.390%, 05/09/16	20,000,000	19,979,320
0.450%, 02/03/16	25,000,000	25,026,275
0.500%, 08/23/16	25,000,000	25,022,775
0.540%, 06/06/16	20,000,000	19,993,780
0.820%, 02/21/17	20,000,000	19,973,380
1.500%, 11/16/15	20,000,000	20,154,320
1.950%, 11/15/17	19,980,000	20,593,046
Federal Home Loan Bank 0.340%, 01/25/16	20,000,000	20,012,920
0.500%, 10/17/16	15,000,000	15,007,965
0.625%, 11/23/16 (e)	20,000,000	20,019,100
0.750%, 03/24/17	23,000,000	23,036,570
1.375%, 12/11/15	20,000,000	20,157,020
2.000%, 09/09/16	20,000,000	20,438,620

MSF-219

Metropolitan Series Fund

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Federal Agencies—(Continued)
Federal Home Loan Bank
2.125%, 06/09/23	17,700,000	$17,592,756
2.750%, 06/08/18	15,000,000	15,789,540
5.250%, 12/11/20	12,000,000	14,349,012
Federal Home Loan Bank of Chicago 5.625%, 06/13/16	43,170,000	45,818,911
Federal Home Loan Mortgage Corp. Zero Coupon, 11/29/19	10,000,000	9,088,840
2.375%, 01/13/22	31,840,000	32,925,648
5.000%, 12/14/18 (e)	13,241,000	15,024,867
Federal National Mortgage Association Zero Coupon, 10/09/19	50,000,000	45,945,700
0.500%, 10/22/15	30,000,000	30,032,190
0.550%, 09/06/16	22,600,000	22,573,558
1.625%, 01/21/20 (e)	20,000,000	20,138,140
2.250%, 10/17/22	14,000,000	13,942,866
2.625%, 09/06/24 (e)	42,000,000	43,515,780
6.000%, 04/18/36	9,700,000	10,222,646
Financing Corp. Fico Zero Coupon, 10/06/17	20,433,000	19,963,777
Zero Coupon, 05/11/18	40,000,000	38,677,320
Zero Coupon, 12/27/18	16,254,000	15,477,546
Zero Coupon, 06/06/19	16,414,000	15,399,615
Zero Coupon, 09/26/19	14,535,000	13,518,858
Government Trust Certificates Zero Coupon, 10/01/16	8,567,000	8,427,375
National Archives Facility Trust 8.500%, 09/01/19 (f)	2,470,734	2,889,383
New Valley Generation II 5.572%, 05/01/20 (f)	8,744,581	9,575,316
Overseas Private Investment Corp. Zero Coupon, 11/18/16	8,000,000	8,061,576
Zero Coupon, 11/17/17	26,000,000	27,598,355
Zero Coupon, 07/30/19	20,000,000	20,596,200
Zero Coupon, 11/13/20	5,000,000	5,106,625
Zero Coupon, 11/15/20	4,700,000	4,924,660
2.310%, 11/15/30 (f)	9,068,861	8,779,655
3.330%, 05/15/33	7,000,000	7,323,169
3.490%, 12/20/29 (f)	11,771,005	12,585,311
Residual Funding Corp. Principal Strip Zero Coupon, 10/15/19	10,642,000	9,893,740
Zero Coupon, 10/15/20 (e)	38,159,000	34,536,299
Tennessee Valley Authority 1.750%, 10/15/18	20,000,000	20,379,380
3.875%, 02/15/21	35,000,000	39,081,980
4.500%, 04/01/18	20,000,000	21,971,220
5.500%, 07/18/17	21,306,000	23,500,944

		1,019,658,314

U.S. Treasury—25.8%
U.S. Treasury Inflation Indexed Bonds 0.625%, 02/15/43 (f)	24,908,415	24,404,418
1.375%, 02/15/44 (f)	34,099,620	40,080,387
U.S. Treasury Notes 0.250%, 11/30/15	116,000,000	116,027,144
0.375%, 01/31/16	26,000,000	26,032,500

U.S. Treasury—(Continued)
U.S. Treasury Notes
0.375%, 10/31/16 (e)	35,000,000	34,956,250
0.500%, 08/31/16	19,000,000	19,023,750
0.625%, 12/31/16 (e)	13,000,000	13,031,486
0.625%, 11/30/17	15,000,000	14,936,715
0.875%, 09/15/16 (e)	4,000,000	4,025,624
0.875%, 11/30/16	25,000,000	25,169,925
1.500%, 07/31/16 (e)	105,000,000	106,533,945
1.875%, 11/30/21	39,400,000	39,883,280
2.000%, 11/30/20	53,830,000	55,226,243
2.000%, 05/31/21	86,000,000	88,062,624
3.125%, 01/31/17 (e)	108,000,000	113,130,000

		720,524,291

Total U.S. Treasury & Government Agencies (Cost $2,368,073,758)		2,389,008,884

Corporate Bonds & Notes—8.8%

Banks—1.7%
National Australia Bank, Ltd. 1.250%, 03/08/18 (144A) (e)	13,000,000	12,956,086
National Bank of Canada 2.200%, 10/19/16 (144A) (e)	13,000,000	13,275,327
Stadshypotek AB 1.875%, 10/02/19 (144A) (e)	5,000,000	5,034,055
UBS AG 0.750%, 03/24/17 (144A)	16,000,000	16,023,312

		47,288,780

Diversified Financial Services—6.5%
COP I LLC 3.650%, 12/05/21	8,900,116	9,480,750
National Credit Union Administration Guaranteed Notes 3.000%, 06/12/19	19,650,000	20,871,051
3.450%, 06/12/21	45,000,000	48,978,000
Postal Square, L.P. 6.500%, 06/15/22	8,533,800	9,578,175
Private Export Funding Corp. 1.375%, 02/15/17	25,000,000	25,179,925
2.250%, 12/15/17	40,000,000	41,145,960
4.950%, 11/15/15	25,406,000	26,126,921

		181,360,782

Multi-National—0.1%
Asian Development Bank 2.125%, 03/19/25	2,000,000	2,017,212
European Investment Bank 2.500%, 10/15/24	2,000,000	2,082,514

		4,099,726

MSF-220

Metropolitan Series Fund

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—0.5%
Petrobras International Finance Co. S.A. 5.375%, 01/27/21 (e)	12,000,000	$10,885,800
Petroleos Mexicanos 6.375%, 01/23/45 (e)	3,610,000	4,035,980

		14,921,780

Total Corporate Bonds & Notes (Cost $226,202,540)		247,671,068

Mortgage-Backed Securities—7.3%

Collateralized Mortgage Obligations—5.8%
American Home Mortgage Assets Trust 0.364%, 09/25/46 (b)	959,183	716,559
0.364%, 12/25/46 (b)	2,862,861	2,007,552
Banc of America Funding Corp. 0.321%, 02/27/37 (144A) (b)	14,890,000	13,923,639
2.122%, 06/20/35 (b)	372,909	241,411
Banc of America Funding Trust 0.333%, 09/29/36 (144A) (b)	14,418,906	13,855,880
Banc of America Mortgage 2005-F Trust 2.642%, 07/25/35 (b)	147,861	136,563
BCAP LLC Trust 0.324%, 11/27/36 (144A) (b)	22,398,000	20,830,123
Citigroup Mortgage Loan Trust, Inc. 2.510%, 10/25/35 (b)	280,541	277,915
Countrywide Alternative Loan Trust 0.376%, 07/20/46 (b)	3,518,233	2,517,570
0.406%, 07/20/35 (b)	1,360,965	1,188,312
0.464%, 05/25/34 (b)	2,776,706	2,689,734
Countrywide Home Loan Mortgage Pass-Through Trust 0.594%, 07/25/36 (144A) (b)	1,059,595	964,206
Fannie Mae Connecticut Avenue Securities 1.674%, 02/25/25 (b)	19,822,556	19,958,341
FDIC Structured Sale Guaranteed Notes 0.723%, 02/25/48 (144A) (b)	1,173,243	1,173,672
First Horizon Alternative Mortgage Securities 0.544%, 02/25/37 (b)	300,162	187,020
Freddie Mac Structured Agency Credit Risk Debt Notes 2.374%, 02/25/24 (b)	5,000,000	5,060,875
2.374%, 09/25/24 (b)	8,000,000	7,959,288
GMAC Mortgage Corp. Loan Trust 2.738%, 11/19/35 (b)	893,595	799,901
Greenpoint Mortgage Funding Trust 0.254%, 02/25/47 (b)	112,061	104,667
GSMPS Mortgage Loan Trust 0.524%, 01/25/35 (144A) (b)	451,217	378,245
0.574%, 06/25/34 (144A) (b)	778,338	675,841
3.341%, 06/25/34 (144A) (b)	4,577,977	4,293,932
GSR Mortgage Loan Trust 2.792%, 04/25/35 (b)	893,783	869,892
HarborView Mortgage Loan Trust 0.358%, 11/19/46 (b)	160,330	123,517
0.378%, 09/19/46 (b)	380,871	295,541

Collateralized Mortgage Obligations—(Continued)
Impac Secured Assets CMN Owner Trust 0.494%, 03/25/36 (b)	4,887,563	3,496,206
JPMorgan Mortgage Trust 2.084%, 06/25/34 (b)	278,802	275,732
JPMorgan Resecuritization Trust 0.331%, 12/27/46 (144A) (b)	11,946,445	11,511,886
Luminent Mortgage Trust 0.364%, 05/25/46 (b)	3,229,704	2,492,643
MASTR Adjustable Rate Mortgages Trust 0.374%, 05/25/47 (b)	6,693,626	5,182,888
0.928%, 12/25/46 (b)	5,673,965	4,188,300
2.243%, 02/25/34 (b)	267,263	260,661
3.223%, 12/25/34 (b)	21,423	20,616
MASTR Reperforming Loan Trust 0.524%, 05/25/35 (144A) (b)	372,354	306,121
3.361%, 05/25/35 (144A) (b)	4,607,294	3,826,141
4.715%, 05/25/36 (144A) (b)	3,709,020	3,484,806
7.000%, 08/25/34 (144A)	465,745	487,339
Morgan Stanley Mortgage Loan Trust 0.244%, 06/25/36 (b)	756,001	399,185
2.646%, 07/25/35 (b)	385,304	355,711
NovaStar Mortgage Funding Trust 0.364%, 09/25/46 (b)	2,635,382	2,242,275
Provident Funding Mortgage Loan Trust 2.413%, 10/25/35 (b)	129,907	126,865
2.492%, 05/25/35 (b)	1,057,256	1,056,446
Residential Accredit Loans, Inc. Trust 0.334%, 01/25/37 (b)	492,573	383,566
RFMSI Trust 4.750%, 12/25/18	289,802	293,708
SACO I Trust 9.301%, 06/25/21 (144A) (b)	1,642,120	1,697,455
Structured Adjustable Rate Mortgage Loan Trust 2.452%, 05/25/35 (b)	4,923,134	4,510,176
Structured Agency Credit Risk Debt Notes 1.821%, 04/25/24 (b)	7,000,000	6,957,244
Structured Asset Mortgage Investments II Trust 0.354%, 07/25/46 (b)	305,106	245,310
Structured Asset Securities Corp. 0.524%, 04/25/35 (144A) (b)	3,323,517	2,751,208
3.398%, 06/25/35 (144A) (b)	192,211	171,760
Structured Asset Securities Corp. Mortgage Loan Trust 0.974%, 09/25/33 (144A) (b)	29,233	28,849
Thornburg Mortgage Securities Trust 6.225%, 09/25/37 (b)	69,445	71,414
WaMu Mortgage Pass-Through Certificates Trust 0.434%, 11/25/45 (b)	32,048	29,404
0.444%, 12/25/45 (b)	2,280,951	2,107,330
0.464%, 12/25/45 (b)	188,533	172,011
0.494%, 08/25/45 (b)	210,829	199,191
0.574%, 08/25/45 (b)	433,210	376,613
2.387%, 04/25/35 (b)	96,633	94,700

		161,033,956

MSF-221

Metropolitan Series Fund

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—1.5%
FDIC Structured Sale Guaranteed Notes 2.980%, 12/06/20 (144A)	11,528,667	$11,836,632
NCUA Guaranteed Notes Trust 2.900%, 10/29/20	30,000,000	30,748,680

		42,585,312

Total Mortgage-Backed Securities (Cost $205,478,759)		203,619,268

Foreign Government—7.2%

Sovereign—7.2%
Colombia Government International Bond 5.625%, 02/26/44 (e)	4,840,000	5,408,700
Egypt Government AID Bond 4.450%, 09/15/15	20,000,000	20,369,300
Indonesia Government International Bonds 3.750%, 04/25/22 (144A)	410,000	417,175
3.750%, 04/25/22	1,900,000	1,933,250
4.875%, 05/05/21	2,957,000	3,219,434
5.875%, 03/13/20	310,000	350,688
5.875%, 01/15/24 (144A)	1,060,000	1,225,625
Israel Government AID Bonds Zero Coupon, 08/15/16	28,251,000	27,995,272
Zero Coupon, 09/15/16	10,000,000	9,899,150
Zero Coupon, 11/15/18	20,869,000	19,760,293
5.500%, 12/04/23	24,290,000	30,341,683
5.500%, 04/26/24	13,700,000	17,202,460
Mexico Government International Bond 5.550%, 01/21/45	11,480,000	13,460,300
Peruvian Government International Bond 5.625%, 11/18/50 (e)	4,000,000	4,890,000
Poland Government International Bond 4.000%, 01/22/24	7,870,000	8,641,260
Turkey Government International Bonds 5.625%, 03/30/21	1,078,000	1,179,062
5.750%, 03/22/24 (e)	4,290,000	4,770,909
6.250%, 09/26/22	2,205,000	2,508,187
7.000%, 03/11/19	1,660,000	1,883,934
7.500%, 11/07/19 (e)	540,000	630,450
Ukraine Government AID Bond 1.844%, 05/16/19	25,000,000	25,429,650

Total Foreign Government (Cost $195,504,947)		201,516,782

Asset-Backed Securities—0.7%

Asset-Backed - Home Equity—0.1%
Bayview Financial Asset Trust 0.774%, 12/25/39 (144A) (b)	244,071	228,166
EMC Mortgage Loan Trust 0.624%, 12/25/42 (144A) (b)	68,747	64,938
Home Equity Mortgage Loan Asset-Backed Trust 0.434%, 06/25/36 (b)	4,300,197	982,840

Asset-Backed - Home Equity—(Continued)
Morgan Stanley Mortgage Loan Trust 0.264%, 12/25/36 (b)	261,780	150,377
0.474%, 03/25/36 (b)	1,808,428	1,378,168
Option One Mortgage Loan Trust 0.754%, 06/25/33 (b)	125,092	117,638
Structured Asset Securities Corp. Mortgage Loan Trust 0.391%, 02/25/36 (144A) (b)	4,851,548	404,935

		3,327,062

Asset-Backed - Other—0.3%
Countrywide Home Equity Loan Trust 0.305%, 11/15/36 (b)	58,611	51,192
0.455%, 02/15/34 (b)	288,121	262,829
0.465%, 02/15/34 (b)	148,824	135,049
Countrywide Revolving Home Equity Loan Trust 0.315%, 07/15/36 (b)	1,341,574	1,135,882
GMAC Mortgage Corp. Loan Trust 0.354%, 12/25/36 (b)	608,443	533,396
0.384%, 11/25/36 (b)	3,241,872	2,816,733
GSR Mortgage Loan Trust 0.714%, 11/25/30 (b)	1,546	144
Ownit Mortgage Loan Trust 3.390%, 12/25/36	1,239,465	769,632
RAAC Series 0.444%, 05/25/36 (144A) (b)	1,624,326	1,462,540
SACO I Trust 0.434%, 06/25/36 (b)	888,648	1,452,758
0.474%, 04/25/36 (b)	327,421	551,687
0.694%, 06/25/36 (b)	14,943	21,924
Soundview Home Loan Trust 5.645%, 10/25/36	83,654	83,886

		9,277,652

Asset-Backed - Student Loan—0.3%
NCUA Guaranteed Notes Trust 0.528%, 12/07/20 (b)	7,207,042	7,213,672

Total Asset-Backed Securities (Cost $24,607,799)		19,818,386

Short-Term Investments—2.6%

Mutual Fund—2.5%
State Street Navigator Securities Lending MET Portfolio (g)	69,027,320	69,027,320

Repurchase Agreements—0.1%
Bank of America Securities LLC Repurchase Agreement dated 03/31/15 at 0.090% to be repurchased at $2,000,005 on 04/01/15, collateralized by $1,962,000 U.S. Treasury Bond at 2.750% due 11/15/42 with a value of $2,039,101	2,000,000	2,000,000

MSF-222

Metropolitan Series Fund

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/15 at 0.000% to be repurchased at $1,010,814 on 04/01/15, collateralized by $1,020,000 Federal National Mortgage Association at 1.625% due 10/26/15 with a value of $1,035,300.	1,010,814	$1,010,814

		3,010,814

Total Short-Term Investments (Cost $72,038,134)		72,038,134

Total Investments—112.2% (Cost $3,091,905,937) (h)		3,133,672,522
Other assets and liabilities (net)—(12.2)%		(341,944,615)

Net Assets—100.0%		$2,791,727,907

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(b)	Variable or floating rate security. The stated rate represents the rate at March 31, 2015. Maturity date shown for callable securities reflects the earliest possible call date.
(c)	Interest only security.
(d)	Principal only security.
(e)	All or a portion of the security was held on loan. As of March 31, 2015, the market value of securities loaned was $163,041,105 and the collateral received consisted of cash in the amount of $69,027,320 and non-cash collateral with a value of $97,791,599. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(f)	Principal amount of security is adjusted for inflation.
(g)	Represents investment of cash collateral received from securities on loan as of March 31, 2015.
(h)	As of March 31, 2015, the aggregate cost of investments was $3,091,905,937. The aggregate unrealized appreciation and depreciation of investments were $78,682,353 and $(36,915,768), respectively, resulting in net unrealized appreciation of $41,766,585.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2015, the market value of 144A securities was $143,289,894, which is 5.1% of net assets.
(ARM)—	Adjustable-Rate Mortgage
(CMO)—	Collateralized Mortgage Obligation
(REMIC)—	Real Estate Mortgage Investment Conduit

Futures Contracts

Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Amount		Unrealized Depreciation
U.S. Treasury Long Bond Futures	06/19/15	(565)	USD	(90,706,461)	$(1,882,914)
U.S. Treasury Note 10 Year Futures	06/19/15	(17)	USD	(2,185,242)	(6,165)
U.S. Treasury Note 5 Year Futures	06/30/15	(192)	USD	(22,997,376)	(83,124)

Net Unrealized Depreciation					$(1,972,203)

(USD)—	United States Dollar

MSF-223

Metropolitan Series Fund

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2015:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$2,389,008,884	$—	$2,389,008,884
Total Corporate Bonds & Notes*	—	247,671,068	—	247,671,068
Total Mortgage-Backed Securities*	—	203,619,268	—	203,619,268
Total Foreign Government*	—	201,516,782	—	201,516,782
Total Asset-Backed Securities*	—	19,818,386	—	19,818,386
Short-Term Investments
Mutual Fund	69,027,320	—	—	69,027,320
Repurchase Agreements	—	3,010,814	—	3,010,814
Total Short-Term Investments	69,027,320	3,010,814	—	72,038,134
Total Investments	$69,027,320	$3,064,645,202	$—	$3,133,672,522

Collateral for securities loaned (Liability)	$—	$(69,027,320)	$—	$(69,027,320)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(1,972,203)	$—	$—	$(1,972,203)

*	See Schedule of Investments for additional detailed categorizations.

MSF-224

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—57.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.9%
Boeing Co. (The)	39,720	$5,961,178
General Dynamics Corp.	25,750	3,495,048
Honeywell International, Inc.	66,601	6,947,150
Lockheed Martin Corp.	23,080	4,684,317
United Technologies Corp.	42,782	5,014,050

		26,101,743

Air Freight & Logistics—0.2%
Echo Global Logistics, Inc. (a) (b)	12,290	335,025
FedEx Corp.	14,100	2,332,845

		2,667,870

Airlines—0.1%
American Airlines Group, Inc.	12,280	648,138
United Continental Holdings, Inc. (a)	14,960	1,006,060

		1,654,198

Automobiles—0.4%
Harley-Davidson, Inc.	79,012	4,799,189

Banks—3.6%
Citigroup, Inc.	329,175	16,959,096
Citizens Financial Group, Inc.	144,400	3,484,372
PNC Financial Services Group, Inc. (The)	117,540	10,959,430
Wells Fargo & Co.	333,750	18,156,000

		49,558,898

Beverages—1.8%
Anheuser-Busch InBev NV (ADR)	57,158	6,968,132
Coca-Cola Co. (The)	183,318	7,433,545
Dr Pepper Snapple Group, Inc.	28,892	2,267,444
Monster Beverage Corp. (a)	45,051	6,234,833
PepsiCo, Inc.	23,445	2,241,811

		25,145,765

Biotechnology—1.5%
Achillion Pharmaceuticals, Inc. (a) (b)	25,655	252,958
Affimed NV (a) (b)	33,400	210,420
Alkermes plc (a)	51,555	3,143,308
Alnylam Pharmaceuticals, Inc. (a) (b)	6,290	656,802
Arena Pharmaceuticals, Inc. (a) (b)	130,295	569,389
BioCryst Pharmaceuticals, Inc. (a) (b)	54,180	489,245
Dicerna Pharmaceuticals, Inc. (a) (b)	37,200	893,916
Gilead Sciences, Inc. (a)	28,550	2,801,612
GlycoMimetics, Inc. (a) (b)	55,683	463,283
Incyte Corp. (a) (b)	3,730	341,892
Ironwood Pharmaceuticals, Inc. (a) (b)	74,300	1,188,800
Karyopharm Therapeutics, Inc. (a) (b)	4,887	149,591
Novavax, Inc. (a) (b)	56,510	467,338
Otonomy, Inc. (a) (b)	12,012	424,744
PTC Therapeutics, Inc. (a) (b)	8,390	510,532
Puma Biotechnology, Inc. (a) (b)	1,190	280,971
Regeneron Pharmaceuticals, Inc. (a)	10,540	4,758,599
Regulus Therapeutics, Inc. (a) (b)	25,920	439,085
TESARO, Inc. (a) (b)	14,520	833,448

Biotechnology—(Continued)
Trevena, Inc. (a) (b)	70,270	458,160
Ultragenyx Pharmaceutical, Inc. (a)	10,470	650,082

		19,984,175

Capital Markets—1.1%
Ameriprise Financial, Inc.	23,940	3,132,310
BlackRock, Inc.	8,550	3,127,932
Invesco, Ltd.	30,218	1,199,352
Janus Capital Group, Inc. (b)	43,540	748,453
Legg Mason, Inc.	31,610	1,744,872
Moelis & Co. - Class A	3,829	115,329
Northern Trust Corp.	34,310	2,389,692
Raymond James Financial, Inc.	22,580	1,282,092
WisdomTree Investments, Inc. (b)	55,630	1,193,820

		14,933,852

Chemicals—1.1%
Cabot Corp.	32,840	1,477,800
Celanese Corp. - Series A	54,905	3,066,993
Dow Chemical Co. (The)	43,204	2,072,928
LyondellBasell Industries NV - Class A	22,260	1,954,428
Mosaic Co. (The)	44,310	2,040,919
Sherwin-Williams Co. (The)	13,476	3,833,922

		14,446,990

Communications Equipment—1.1%
Cisco Systems, Inc.	561,924	15,466,958

Construction & Engineering—0.0%
AECOM (a) (b)	11,503	354,522

Construction Materials—0.2%
CRH plc (ADR)	47,510	1,244,287
Martin Marietta Materials, Inc. (b)	630	88,074
Summit Materials, Inc. Class A (a)	46,000	1,018,900
Vulcan Materials Co.	1,080	91,044

		2,442,305

Consumer Finance—0.6%
Santander Consumer USA Holdings, Inc.	333,175	7,709,669

Containers & Packaging—0.4%
Ball Corp.	55,949	3,952,237
Owens-Illinois, Inc. (a)	57,100	1,331,572

		5,283,809

Diversified Financial Services—0.1%
McGraw Hill Financial, Inc.	11,690	1,208,746
MSCI, Inc.	3,700	226,847

		1,435,593

Electric Utilities—1.7%
American Electric Power Co., Inc.	13,360	751,500
Duke Energy Corp.	77,810	5,974,252

MSF-225

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electric Utilities—(Continued)
Edison International	46,270	$2,890,487
Eversource Energy	37,150	1,876,818
Exelon Corp. (b)	71,590	2,406,140
FirstEnergy Corp.	13,160	461,390
ITC Holdings Corp.	32,450	1,214,603
NextEra Energy, Inc.	65,030	6,766,371
Pinnacle West Capital Corp.	18,080	1,152,600

		23,494,161

Electrical Equipment—0.4%
AMETEK, Inc.	25,260	1,327,161
Eaton Corp. plc	54,030	3,670,798

		4,997,959

Electronic Equipment, Instruments & Components—0.0%
Arrow Electronics, Inc. (a)	6,610	404,201

Energy Equipment & Services—0.5%
Baker Hughes, Inc.	11,369	722,841
Halliburton Co.	60,970	2,675,364
Patterson-UTI Energy, Inc.	99,682	1,871,530
Superior Energy Services, Inc.	31,650	707,061
Tesco Corp.	62,050	705,508

		6,682,304

Food & Staples Retailing—1.0%
CVS Health Corp.	74,020	7,639,604
Walgreens Boots Alliance, Inc.	66,560	5,636,301

		13,275,905

Food Products—1.2%
Mondelez International, Inc. - Class A	318,851	11,507,333
Post Holdings, Inc. (a) (b)	67,874	3,179,218
SunOpta, Inc. (a)	146,150	1,552,113

		16,238,664

Health Care Equipment & Supplies—2.0%
Abbott Laboratories	54,308	2,516,090
Medtronic plc	187,947	14,657,987
Ocular Therapeutix, Inc. (a) (b)	22,000	923,670
St. Jude Medical, Inc.	85,340	5,581,236
Stryker Corp.	42,690	3,938,152

		27,617,135

Health Care Providers & Services—2.2%
Aetna, Inc.	63,300	6,743,349
Cardinal Health, Inc.	34,800	3,141,396
Cigna Corp.	34,633	4,482,895
HCA Holdings, Inc. (a)	76,820	5,779,169
McKesson Corp.	25,090	5,675,358
UnitedHealth Group, Inc.	34,188	4,044,099

		29,866,266

Hotels, Restaurants & Leisure—1.2%
Chipotle Mexican Grill, Inc. (a)	3,640	2,367,965
Las Vegas Sands Corp. (b)	18,900	1,040,256
McDonald’s Corp.	48,911	4,765,888
Norwegian Cruise Line Holdings, Ltd. (a)	24,277	1,311,201
Starbucks Corp.	43,436	4,113,389
Wyndham Worldwide Corp.	36,530	3,304,869

		16,903,568

Household Durables—0.5%
Mohawk Industries, Inc. (a)	21,640	4,019,630
Whirlpool Corp.	15,100	3,051,106

		7,070,736

Household Products—0.3%
Church & Dwight Co., Inc. (b)	17,110	1,461,536
Energizer Holdings, Inc.	17,830	2,461,432

		3,922,968

Independent Power and Renewable Electricity Producers—0.0%
NRG Energy, Inc.	20,280	510,853

Industrial Conglomerates—0.7%
Danaher Corp.	108,690	9,227,781

Insurance—3.2%
Allstate Corp. (The)	53,080	3,777,704
American International Group, Inc.	178,960	9,805,218
Assured Guaranty, Ltd.	143,093	3,776,224
Hartford Financial Services Group, Inc. (The)	127,716	5,341,083
Marsh & McLennan Cos., Inc.	130,940	7,344,425
Principal Financial Group, Inc.	89,250	4,584,773
Prudential Financial, Inc.	50,130	4,025,940
XL Group plc	128,820	4,740,576

		43,395,943

Internet & Catalog Retail—0.8%
Amazon.com, Inc. (a)	24,969	9,290,965
Netflix, Inc. (a) (b)	4,530	1,887,606

		11,178,571

Internet Software & Services—1.9%
Envestnet, Inc. (a) (b)	15,087	846,079
Facebook, Inc. - Class A (a)	77,180	6,345,354
Google, Inc. - Class A (a)	34,200	18,970,740

		26,162,173

IT Services—2.4%
Accenture plc - Class A	49,512	4,638,779
Automatic Data Processing, Inc.	37,564	3,216,981
Cognizant Technology Solutions Corp. - Class A (a)	64,245	4,008,246
EVERTEC, Inc.	26,496	579,203
Genpact, Ltd. (a)	214,641	4,990,403

MSF-226

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—(Continued)
Global Payments, Inc.	22,070	$2,023,378
Heartland Payment Systems, Inc. (b)	31,200	1,461,720
Visa, Inc. - Class A	134,184	8,776,975
WEX, Inc. (a) (b)	29,650	3,183,224

		32,878,909

Leisure Products—0.1%
Arctic Cat, Inc. (b)	36,535	1,326,951

Life Sciences Tools & Services—0.4%
Agilent Technologies, Inc.	37,600	1,562,280
Thermo Fisher Scientific, Inc.	25,060	3,366,560

		4,928,840

Machinery—1.0%
Caterpillar, Inc. (b)	13,330	1,066,800
Dover Corp. (b)	34,980	2,417,818
Illinois Tool Works, Inc.	60,230	5,850,742
Luxfer Holdings plc (ADR)	82,500	1,103,025
Pentair plc	61,500	3,867,735

		14,306,120

Media—2.1%
Charter Communications, Inc. - Class A (a)	40,490	7,819,024
Comcast Corp. - Class A	201,350	11,370,235
DreamWorks Animation SKG, Inc. - Class A (a)	8,100	196,020
Interpublic Group of Cos., Inc. (The)	92,410	2,044,109
Markit, Ltd. (a) (b)	34,390	925,091
National CineMedia, Inc.	22,204	335,280
Twenty-First Century Fox, Inc. - Class A	124,432	4,210,779
Walt Disney Co. (The)	12,798	1,342,382

		28,242,920

Metals & Mining—0.1%
Nucor Corp.	9,865	468,883
Reliance Steel & Aluminum Co.	15,000	916,200

		1,385,083

Multi-Utilities—0.8%
Ameren Corp.	44,630	1,883,386
Dominion Resources, Inc.	54,785	3,882,613
DTE Energy Co.	17,581	1,418,611
PG&E Corp.	49,140	2,607,860
Public Service Enterprise Group, Inc.	25,300	1,060,576

		10,853,046

Oil, Gas & Consumable Fuels—3.4%
Anadarko Petroleum Corp.	43,704	3,619,128
Chevron Corp.	46,965	4,930,386
Cobalt International Energy, Inc. (a) (b)	395,785	3,724,337
Concho Resources, Inc. (a)	16,840	1,952,093
CONSOL Energy, Inc. (b)	45,470	1,268,158
Enbridge, Inc. (b)	118,655	5,754,767

Oil, Gas & Consumable Fuels—(Continued)
Exxon Mobil Corp.	43,730	3,717,050
Kinder Morgan, Inc.	38,405	1,615,314
Laredo Petroleum, Inc. (a) (b)	171,670	2,238,577
Marathon Oil Corp.	43,200	1,127,952
Oasis Petroleum, Inc. (a) (b)	63,795	907,165
ONEOK, Inc. (b)	10,970	529,193
Pioneer Natural Resources Co. (b)	31,510	5,152,200
Southwestern Energy Co. (a) (b)	71,250	1,652,288
Valero Energy Corp.	63,240	4,023,329
Whiting Petroleum Corp. (a) (b)	88,570	2,736,813
Williams Cos., Inc. (The)	16,385	828,917

		45,777,667

Paper & Forest Products—0.4%
Boise Cascade Co. (a)	51,479	1,928,404
International Paper Co.	71,870	3,988,066

		5,916,470

Personal Products—1.1%
Avon Products, Inc. (b)	223,265	1,783,887
Coty, Inc. - Class A (a) (b)	230,880	5,603,458
Estee Lauder Cos., Inc. (The) - Class A	74,672	6,209,723
Nu Skin Enterprises, Inc. - Class A (b)	17,948	1,080,649

		14,677,717

Pharmaceuticals—2.8%
Achaogen, Inc. (a) (b)	8,200	80,032
Actavis plc (a)	32,840	9,773,841
Aerie Pharmaceuticals, Inc. (a)	12,730	398,958
AstraZeneca plc (ADR)	57,890	3,961,413
Bristol-Myers Squibb Co.	141,860	9,149,970
Johnson & Johnson	58,500	5,885,100
Merck & Co., Inc.	139,441	8,015,069
Relypsa, Inc. (a)	13,475	486,043
Tetraphase Pharmaceuticals, Inc. (a) (b)	19,710	722,174

		38,472,600

Professional Services—0.7%
Equifax, Inc.	27,922	2,596,746
ManpowerGroup, Inc.	23,490	2,023,663
Nielsen NV	68,438	3,050,282
TriNet Group, Inc. (a)	39,380	1,387,357

		9,058,048

Real Estate Investment Trusts—1.9%
American Tower Corp.	51,372	4,836,674
AvalonBay Communities, Inc.	35,098	6,115,826
Health Care REIT, Inc.	31,350	2,425,236
InfraREIT, Inc. (a) (b)	14,200	405,978
Public Storage	17,944	3,537,480
Simon Property Group, Inc.	16,933	3,312,772
SL Green Realty Corp. (b)	30,940	3,972,077
Weyerhaeuser Co.	60,230	1,996,625

		26,602,668

MSF-227

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Road & Rail—0.3%
CSX Corp.	28,650	$948,888
Genesee & Wyoming, Inc. - Class A (a) (b)	4,710	454,232
J.B. Hunt Transport Services, Inc. (b)	4,240	362,075
Kansas City Southern	5,170	527,754
Landstar System, Inc. (b)	20,870	1,383,681
Swift Transportation Co. (a)	25,370	660,127

		4,336,757

Semiconductors & Semiconductor Equipment—1.4%
Analog Devices, Inc.	9,600	604,800
Applied Materials, Inc.	100,920	2,276,755
First Solar, Inc. (a)	18,854	1,127,280
Freescale Semiconductor, Ltd. (a) (b)	144,780	5,901,233
Intel Corp.	224,693	7,026,150
Linear Technology Corp.	14,100	659,880
Microchip Technology, Inc.	13,230	646,947
SunEdison Semiconductor, Ltd. (a) (b)	16,600	428,612
SunPower Corp. (a) (b)	15,725	492,350

		19,164,007

Software—0.0%
Cadence Design Systems, Inc. (a) (b)	7,186	132,510

Specialty Retail—2.1%
Advance Auto Parts, Inc.	41,892	6,270,814
L Brands, Inc.	31,669	2,986,070
Lowe’s Cos., Inc.	157,760	11,735,766
Ross Stores, Inc.	20,727	2,183,797
Signet Jewelers, Ltd.	35,814	4,970,625

		28,147,072

Technology Hardware, Storage & Peripherals—3.6%
Apple, Inc.	370,624	46,116,745
Western Digital Corp.	30,631	2,787,727

		48,904,472

Textiles, Apparel & Luxury Goods—0.1%
VF Corp.	27,110	2,041,654

Tobacco—0.6%
Altria Group, Inc.	166,490	8,327,830

Total Common Stocks (Cost $673,773,001)		778,416,065

U.S. Treasury & Government Agencies—18.7%

Agency Sponsored Mortgage-Backed—16.6%
Fannie Mae 15 Yr. Pool
3.000%, 07/01/28	3,051,350	3,210,109
3.000%, TBA (c)	4,000,000	4,185,312
3.500%, 07/01/28	446,685	479,672
3.500%, 11/01/28	1,631,767	1,731,586

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 15 Yr. Pool
4.000%, 04/01/26	81,987	88,472
4.500%, 06/01/24	538,219	579,414
4.500%, 02/01/25	166,998	180,003
4.500%, 04/01/25	24,042	25,921
4.500%, 07/01/25	118,021	127,272
4.500%, 06/01/26	2,440,107	2,629,714
5.000%, TBA (c)	500,000	525,384
Fannie Mae 30 Yr. Pool
3.000%, 02/01/43	1,140,063	1,169,586
3.000%, 03/01/43	3,261,669	3,342,898
3.000%, 04/01/43	2,559,024	2,623,053
3.000%, 05/01/43	4,262,081	4,370,601
3.000%, 06/01/43	432,402	444,147
3.000%, TBA (c)	16,900,000	17,277,610
3.500%, 03/01/43	87,651	92,335
3.500%, 05/01/43	175,873	185,272
3.500%, 06/01/43	633,958	670,635
3.500%, 07/01/43	987,034	1,042,467
3.500%, 08/01/43	1,561,371	1,649,664
3.500%, TBA (c)	45,600,000	47,852,609
4.000%, 08/01/42	282,351	304,301
4.000%, TBA (c)	12,200,000	13,044,469
4.500%, 09/01/41	140,098	153,623
4.500%, 08/01/42	215,063	235,716
4.500%, 09/01/43	3,439,914	3,763,607
4.500%, 10/01/43	538,084	589,112
4.500%, 12/01/43	444,310	485,594
4.500%, 01/01/44	1,016,947	1,130,649
4.500%, TBA (c)	8,700,000	9,474,753
5.000%, 04/01/33	8,179	9,127
5.000%, 07/01/33	24,722	27,593
5.000%, 09/01/33	385,265	430,167
5.000%, 11/01/33	94,706	105,735
5.000%, 12/01/33	38,393	42,861
5.000%, 02/01/34	16,650	18,589
5.000%, 03/01/34	8,015	8,951
5.000%, 04/01/34	7,876	8,798
5.000%, 06/01/34	7,208	8,055
5.000%, 07/01/34	115,897	129,512
5.000%, 10/01/34	301,174	336,232
5.000%, 07/01/35	198,122	221,382
5.000%, 10/01/35	221,996	247,872
5.000%, 12/01/35	172,815	193,105
5.000%, 08/01/36	159,533	178,312
5.000%, 07/01/37	82,562	92,178
5.000%, 07/01/41	138,746	155,840
5.000%, 08/01/41	87,570	97,260
5.000%, TBA (c)	300,000	333,586
5.500%, 08/01/28	31,558	35,511
5.500%, 04/01/33	98,991	112,105
5.500%, 08/01/37	616,948	698,610
5.500%, 04/01/41	54,501	61,667
6.000%, 03/01/28	9,225	10,521
6.000%, 05/01/28	14,024	15,976

MSF-228

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
6.000%, 06/01/28	2,474	$2,819
6.000%, 02/01/34	387,276	444,941
6.000%, 08/01/34	213,843	245,651
6.000%, 04/01/35	1,745,198	2,005,374
6.000%, 02/01/38	141,020	162,009
6.000%, 03/01/38	54,612	62,848
6.000%, 05/01/38	172,427	198,737
6.000%, 10/01/38	48,600	55,726
6.000%, 12/01/38	65,522	75,259
6.000%, TBA (c)	1,400,000	1,597,093
6.500%, 05/01/40	1,298,287	1,490,556
Fannie Mae ARM Pool
2.937%, 03/01/41 (d)	139,856	149,170
3.129%, 03/01/41 (d)	222,910	237,088
3.167%, 12/01/40 (d)	337,820	357,097
3.340%, 06/01/41 (d)	410,520	434,093
3.497%, 09/01/41 (d)	291,002	309,247
Fannie Mae Pool
2.440%, 01/01/23	20,000	20,177
2.450%, 08/01/22	14,141	14,342
2.640%, 03/01/27	320,000	323,134
2.660%, 09/01/22	19,235	19,748
2.760%, 05/01/21	175,000	182,015
2.780%, 04/01/22	28,400	29,498
2.780%, 02/01/27	700,000	716,001
2.780%, 03/01/27	608,000	621,806
2.890%, 02/01/27	1,045,000	1,071,336
2.980%, 01/01/22	28,392	29,818
3.130%, 02/01/27	412,000	430,933
3.160%, 12/01/26	90,000	95,057
3.200%, 04/01/22	19,174	20,395
3.210%, 05/01/23	165,000	175,274
3.240%, 12/01/26	85,200	90,561
3.340%, 04/01/24	85,000	91,029
3.356%, 01/01/27	1,359,864	1,459,322
3.450%, 01/01/24	34,907	37,595
3.470%, 01/01/24	34,500	37,212
3.650%, 08/01/23	1,860,462	2,034,856
3.670%, 08/01/23	83,400	91,338
3.700%, 10/01/23	25,000	27,445
3.760%, 03/01/24	30,000	33,047
3.780%, 10/01/23	2,209,283	2,438,386
3.810%, 11/01/23	637,997	705,647
3.855%, 12/01/25	45,000	49,896
3.860%, 11/01/23	25,000	27,854
3.870%, 10/01/25	78,411	87,117
3.890%, 05/01/30	104,159	116,083
3.930%, 10/01/23	110,000	123,092
3.960%, 05/01/34	44,506	50,484
3.970%, 05/01/29	30,000	33,894
4.060%, 10/01/28	68,000	77,213
Fannie Mae-ACES (CMO)
2.356%, 01/25/22 (d) (e)	1,709,338	184,590
3.329%, 10/25/23 (d)	505,000	540,510

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 15 Yr. Gold Pool
2.500%, 11/01/28	2,067,819	2,123,663
3.000%, 07/01/28	1,070,436	1,121,960
3.000%, 08/01/29	735,820	775,494
3.000%, TBA (c)	100,000	104,703
3.500%, TBA (c)	1,500,000	1,592,578
4.000%, TBA (c)	2,000,000	2,113,828
Freddie Mac 20 Yr. Gold Pool
3.500%, 08/01/34	1,586,592	1,673,389
Freddie Mac 30 Yr. Gold Pool
3.000%, 03/01/43	539,343	551,452
3.000%, 04/01/43	2,863,539	2,927,850
3.000%, 08/01/43	1,281,905	1,310,996
3.000%, TBA (c)	800,000	816,125
3.500%, 04/01/42	353,689	373,654
3.500%, 08/01/42	288,619	305,183
3.500%, 09/01/42	164,535	173,627
3.500%, 11/01/42	326,180	343,079
3.500%, 04/01/43	1,054,524	1,111,755
3.500%, 12/01/43	1,012,395	1,067,827
3.500%, TBA (c)	7,500,000	7,860,205
4.000%, 08/01/42	385,935	415,521
4.000%, 09/01/42	600,986	647,000
4.000%, 01/01/44	3,633,844	3,881,871
4.000%, 07/01/44	189,724	204,411
4.000%, TBA (c)	2,400,000	2,563,500
4.500%, 09/01/43	318,880	347,670
4.500%, 11/01/43	3,097,352	3,370,446
4.500%, TBA (c)	5,400,000	5,880,516
5.500%, 07/01/33	278,627	314,345
5.500%, 04/01/39	132,402	148,418
5.500%, 06/01/41	498,858	559,355
Freddie Mac ARM Non-Gold Pool
3.002%, 02/01/41 (d)	289,347	309,251
Freddie Mac Multifamily Structured Pass-Through Certificates (CMO)
1.501%, 06/25/22 (d) (e)	1,934,115	168,127
1.547%, 12/25/18 (d) (e)	3,185,661	158,885
1.730%, 03/25/22 (d) (e)	1,487,449	144,284
1.777%, 05/25/19 (d) (e)	2,494,481	155,825
FREMF Mortgage Trust (CMO)
3.009%, 10/25/47 (144A) (d)	770,000	780,600
Ginnie Mae (CMO)
0.946%, 02/16/53 (d) (e)	3,142,281	222,181
Ginnie Mae I 30 Yr. Pool
3.000%, TBA (c)	1,400,000	1,440,906
3.500%, TBA (c)	6,700,000	7,055,937
4.000%, 09/15/42	1,859,102	1,996,839
4.500%, 04/15/41	1,636,013	1,811,033
4.500%, 02/15/42	3,289,272	3,640,493
5.000%, 12/15/38	107,545	120,033
5.000%, 04/15/39	2,396,986	2,673,293
5.000%, 07/15/39	226,762	253,670
5.000%, 12/15/40	315,216	352,385
5.500%, 12/15/40	1,035,111	1,168,377
9.000%, 11/15/19	5,308	5,333

MSF-229

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae II 30 Yr. Pool
3.500%, 03/20/45	1,493,169	$1,574,111
3.500%, TBA (c)	3,100,000	3,261,902
4.000%, TBA (c)	7,300,000	7,777,637
5.000%, 10/20/39	55,874	62,674
Government National Mortgage Association (CMO) 5.000%, 10/16/41 (e)	821,363	151,691

		227,125,406

U.S. Treasury—2.1%
U.S. Treasury Bonds
2.750%, 08/15/42 (f)	350,000	364,301
3.000%, 11/15/44 (b) (f)	1,300,000	1,424,414
U.S. Treasury Floating Rate Notes
0.105%, 07/31/16 (d) (f)	5,000,000	4,999,495
U.S. Treasury Inflation Indexed Notes
0.250%, 01/15/25 (g)	20,607,438	20,773,307
U.S. Treasury Notes
0.625%, 12/31/16 (f)	250,000	250,605

		27,812,122

Total U.S. Treasury & Government Agencies (Cost $251,180,592)		254,937,528

Corporate Bonds & Notes—13.9%

Aerospace/Defense—0.1%
Raytheon Co.
3.125%, 10/15/20	375,000	395,543
Triumph Group, Inc.
5.250%, 06/01/22	160,000	157,200

		552,743

Apparel—0.0%
William Carter Co. (The)
5.250%, 08/15/21	400,000	414,000

Auto Manufacturers—0.4%
Daimler Finance North America LLC
1.650%, 03/02/18 (144A)	1,600,000	1,608,893
Ford Motor Credit Co. LLC
1.461%, 03/27/17	455,000	455,110
4.207%, 04/15/16	125,000	128,573
4.250%, 02/03/17	400,000	420,025
General Motors Financial Co., Inc.
3.500%, 07/10/19	1,080,000	1,108,796
4.750%, 08/15/17	1,215,000	1,279,638
Volkswagen Group of America Finance LLC
1.600%, 11/20/17 (144A)	820,000	827,177

		5,828,212

Banks—4.5%
Banco Bilbao Vizcaya Argentaria S.A.
7.000%, 02/19/19 (EUR) (d)	1,000,000	1,106,164
9.000%, 05/09/18 (d)	800,000	870,000

Banks—(Continued)
Banco do Brasil S.A
6.250%, 04/15/24 (d)	675,000	451,372
Banco Santander S.A.
6.250%, 03/12/19 (EUR) (d)	1,500,000	1,624,972
Bank of America Corp.
1.700%, 08/25/17	525,000	527,030
4.000%, 04/01/24	795,000	845,654
4.000%, 01/22/25	2,150,000	2,167,400
4.125%, 01/22/24	500,000	535,418
4.200%, 08/26/24	30,000	31,037
6.050%, 05/16/16	700,000	734,810
7.750%, 05/14/38	825,000	1,188,058
Bank of Ireland
10.000%, 07/30/16 (EUR)	320,000	371,779
Bank of New York Mellon Corp. (The)
2.150%, 02/24/20	2,625,000	2,646,425
Barclays Bank plc
6.050%, 12/04/17 (144A)	2,325,000	2,559,193
Barclays plc
8.000%, 12/15/20 (EUR) (b) (d)	350,000	418,253
8.250%, 12/15/18 (b) (d)	600,000	642,850
BPCE S.A.
5.150%, 07/21/24 (144A)	2,150,000	2,297,260
Capital One Financial Corp.
6.150%, 09/01/16	1,575,000	1,678,088
Capital One N.A.
1.650%, 02/05/18	925,000	921,338
CIT Group, Inc.
5.500%, 02/15/19 (144A)	540,000	561,600
Citigroup, Inc.
2.400%, 02/18/20	535,000	536,909
2.500%, 09/26/18	250,000	254,900
4.300%, 11/20/26 (b)	2,375,000	2,456,441
4.450%, 01/10/17	269,000	283,512
5.500%, 09/13/25	2,150,000	2,436,791
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
5.500%, 06/29/20 (EUR) (d)	200,000	225,674
Credit Agricole S.A.
4.375%, 03/17/25 (144A)	500,000	505,576
6.500%, 06/23/21 (EUR) (d)	450,000	508,661
6.625%, 09/23/19 (144A) (d)	270,000	270,675
8.125%, 09/19/33 (144A) (d)	225,000	255,656
Credit Suisse AG
5.750%, 09/18/25 (EUR) (d)	280,000	348,451
Credit Suisse Group AG
6.250%, 12/18/24 (144A) (d)	465,000	456,862
Credit Suisse Group Guernsey I, Ltd.
7.875%, 02/24/41 (d)	250,000	265,000
Deutsche Bank AG
4.500%, 04/01/25	1,015,000	1,016,522
Export-Import Bank of India
4.000%, 01/14/23 (b)	280,000	289,057
Goldman Sachs Group, Inc. (The)
2.600%, 04/23/20 (b)	1,850,000	1,869,682
3.625%, 02/07/16	331,000	338,082
5.625%, 01/15/17	300,000	321,685
6.250%, 02/01/41	430,000	560,495
6.750%, 10/01/37	1,375,000	1,805,448

MSF-230

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
HSBC Holdings plc
5.250%, 09/16/22 (EUR) (d)	225,000	$251,004
5.250%, 03/14/44	280,000	318,815
5.625%, 01/17/20 (b) (d)	675,000	681,328
6.800%, 06/01/38	625,000	821,897
ING Bank NV
1.800%, 03/16/18 (144A)	1,035,000	1,041,410
JPMorgan Chase & Co.
2.200%, 10/22/19	525,000	526,429
2.600%, 01/15/16	520,000	527,180
3.375%, 05/01/23	710,000	714,775
4.850%, 02/01/44	610,000	696,104
5.600%, 07/15/41	125,000	152,944
5.625%, 08/16/43 (b)	500,000	599,734
6.000%, 01/15/18	725,000	810,939
6.750%, 02/01/24 (d)	388,000	420,980
KBC Groep NV
5.625%, 03/19/19 (EUR) (d)	190,000	205,959
LBI HF
6.100%, 08/25/11 (144A) (h)	320,000	28,400
Lloyds Banking Group plc
6.375%, 06/27/20 (EUR) (b) (d)	780,000	894,385
7.000%, 06/27/19 (GBP) (b) (d)	280,000	425,092
Morgan Stanley
2.500%, 01/24/19	455,000	463,416
4.300%, 01/27/45	750,000	777,170
4.350%, 09/08/26	520,000	545,097
5.000%, 11/24/25	707,000	780,991
5.550%, 04/27/17	1,350,000	1,460,568
6.250%, 08/28/17	1,000,000	1,104,712
Royal Bank of Scotland Group plc
5.125%, 05/28/24	535,000	561,274
6.125%, 12/15/22	560,000	630,614
Societe Generale S.A.
6.000%, 01/27/20 (144A) (b) (d)	300,000	284,625
6.750%, 04/07/21 (EUR) (d)	480,000	535,953
8.250%, 11/29/18 (b) (d)	1,210,000	1,285,625
Standard Chartered plc
6.500%, 04/02/20 (144A) (d)	680,000	685,005
SunTrust Banks, Inc.
3.500%, 01/20/17	945,000	983,770
UBS AG
7.625%, 08/17/22	250,000	303,219
UniCredit S.p.A.
8.000%, 06/03/24 (b) (d)	230,000	236,900
Wells Fargo & Co.
3.000%, 02/19/25	1,410,000	1,416,063
4.100%, 06/03/26	1,385,000	1,461,269
4.125%, 08/15/23	615,000	656,449
4.650%, 11/04/44	275,000	294,945
5.606%, 01/15/44	215,000	260,343

		61,030,163

Beverages—0.1%
Anheuser-Busch InBev Worldwide, Inc.
0.800%, 07/15/15	550,000	550,699

Biotechnology—0.1%
Amgen, Inc.
5.650%, 06/15/42	236,000	289,208
Celgene Corp.
4.625%, 05/15/44	715,000	760,551
Gilead Sciences, Inc.
3.500%, 02/01/25	420,000	442,904

		1,492,663

Building Materials—0.1%
Building Materials Corp. of America
5.375%, 11/15/24 (144A)	145,000	147,175
6.750%, 05/01/21 (144A)	270,000	286,875
Cemex S.A.B. de C.V.
4.375%, 03/05/23 (144A) (EUR)	205,000	220,702
4.750%, 01/11/22 (EUR)	195,000	213,972
USG Corp.
5.500%, 03/01/25 (144A)	10,000	10,200

		878,924

Chemicals—0.2%
CF Industries, Inc.
4.950%, 06/01/43	500,000	528,393
5.150%, 03/15/34	1,060,000	1,161,661
Eagle Spinco, Inc.
4.625%, 02/15/21	225,000	222,469
NOVA Chemicals Corp.
5.000%, 05/01/25 (144A)	315,000	329,175

		2,241,698

Coal—0.0%
Peabody Energy Corp.
6.000%, 11/15/18 (b)	20,000	15,800
6.500%, 09/15/20	360,000	223,200

		239,000

Commercial Services—0.1%
ADT Corp. (The)
6.250%, 10/15/21 (b)	470,000	500,550
Cardtronics, Inc.
5.125%, 08/01/22 (144A)	220,000	217,250
Sotheby’s
5.250%, 10/01/22 (144A)	345,000	338,963
United Rentals North America, Inc.
4.625%, 07/15/23	105,000	106,181
5.500%, 07/15/25	135,000	137,531

		1,300,475

Computers—0.2%
Apple, Inc.
2.500%, 02/09/25	1,005,000	983,513
3.450%, 02/09/45	1,370,000	1,300,458
NCR Corp.
4.625%, 02/15/21	240,000	240,300

		2,524,271

MSF-231

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—0.5%
Aircastle, Ltd.
5.500%, 02/15/22	50,000	$53,188
Ally Financial, Inc.
5.125%, 09/30/24	45,000	46,406
American Express Co.
3.625%, 12/05/24	650,000	667,527
General Electric Capital Corp.
0.532%, 01/09/17 (d)	800,000	800,978
2.200%, 01/09/20	800,000	808,827
5.300%, 02/11/21	1,225,000	1,415,032
6.250%, 12/15/22 (d)	600,000	675,000
HLM 2015-6A
1.790%, 05/05/27 (144A)	895,000	891,689
Intercorp Peru, Ltd.
5.875%, 02/12/25 (144A)	280,000	277,900
International Lease Finance Corp.
5.875%, 04/01/19	810,000	878,850
Navient Corp.
5.500%, 01/15/19	520,000	530,400
7.250%, 01/25/22	290,000	305,950

		7,351,747

Electric—0.5%
AES Corp.
5.500%, 03/15/24	325,000	324,188
Berkshire Hathaway Energy Co.
6.500%, 09/15/37	1,121,000	1,517,601
Consolidated Edison Co. of New York, Inc.
3.300%, 12/01/24	370,000	388,769
DPL, Inc.
7.250%, 10/15/21	345,000	366,562
Duke Energy Carolinas LLC
4.250%, 12/15/41	435,000	478,601
Duke Energy Florida, Inc.
5.650%, 06/15/18	225,000	254,939
Duke Energy Progress, Inc.
4.375%, 03/30/44	565,000	641,360
Empresa Electrica Angamos S.A.
4.875%, 05/25/29 (144A)	830,000	820,870
Eskom Holdings SOC, Ltd.
5.750%, 01/26/21 (144A)	1,025,000	989,330
NRG Energy, Inc.
6.250%, 07/15/22	200,000	205,500
Pacific Gas & Electric Co.
3.750%, 02/15/24 (b)	360,000	383,477

		6,371,197

Engineering & Construction—0.0%
Odebrecht Offshore Drilling Finance, Ltd.
6.750%, 10/01/22	320,885	249,391

Environmental Control—0.1%
Clean Harbors, Inc.
5.250%, 08/01/20	210,000	214,725

Environmental Control—(Continued)
Waste Management, Inc.
3.125%, 03/01/25	485,000	489,673

		704,398

Food—0.1%
Cencosud S.A.
5.150%, 02/12/25 (144A)	325,000	321,047
J.M. Smucker Co. (The)
2.500%, 03/15/20 (144A)	205,000	207,751
Marfrig Holding Europe B.V.
6.875%, 06/24/19 (b)	540,000	459,000
Minerva Luxembourg S.A.
7.750%, 01/31/23	330,000	325,050

		1,312,848

Forest Products & Paper—0.0%
Cascades, Inc.
5.500%, 07/15/22 (144A)	70,000	71,050
Clearwater Paper Corp.
5.375%, 02/01/25 (144A)	220,000	224,400

		295,450

Gas—0.0%
Southern Star Central Corp.
5.125%, 07/15/22 (144A)	25,000	25,688

Healthcare-Products—0.3%
Medtronic, Inc.
2.500%, 03/15/20 (144A)	855,000	873,930
3.150%, 03/15/22 (144A)	780,000	809,924
4.375%, 03/15/35 (144A)	725,000	788,396
4.625%, 03/15/45 (144A)	375,000	425,052
Zimmer Holdings, Inc.
1.450%, 04/01/17	1,055,000	1,057,091

		3,954,393

Healthcare-Services—0.4%
Anthem, Inc.
2.300%, 07/15/18	822,000	833,985
3.500%, 08/15/24	900,000	922,674
4.625%, 05/15/42	400,000	433,584
CHS/Community Health Systems, Inc.
5.125%, 08/01/21	250,000	257,500
HCA, Inc.
6.500%, 02/15/20	810,000	912,060
Laboratory Corp. of America Holdings
3.200%, 02/01/22	350,000	354,326
Roche Holdings, Inc.
3.350%, 09/30/24 (144A)	830,000	870,435
Tenet Healthcare Corp.
6.000%, 10/01/20	460,000	487,600
UnitedHealth Group, Inc.
1.400%, 10/15/17	625,000	631,076

		5,703,240

MSF-232

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Holding Companies-Diversified—0.2%
Hutchison Whampoa Europe Finance 13, Ltd.
3.750%, 05/10/18 (EUR) (d)	450,000	$498,983
Hutchison Whampoa International, Ltd.
2.000%, 11/08/17 (144A)	1,475,000	1,483,939

		1,982,922

Home Builders—0.0%
Lennar Corp.
4.500%, 06/15/19	215,000	221,988
Ryland Group, Inc. (The)
5.375%, 10/01/22	240,000	239,400

		461,388

Insurance—0.3%
Marsh & McLennan Cos., Inc.
2.550%, 10/15/18	525,000	539,137
3.500%, 03/10/25	370,000	379,824
Massachusetts Mutual Life Insurance Co.
8.875%, 06/01/39 (144A)	325,000	533,193
Nationwide Mutual Insurance Co.
9.375%, 08/15/39 (144A)	910,000	1,468,295
Prudential Financial, Inc.
4.750%, 09/17/15	842,000	857,026
Teachers Insurance & Annuity Association of America
6.850%, 12/16/39 (144A)	574,000	799,882

		4,577,357

Internet—0.1%
Alibaba Group Holding, Ltd.
3.600%, 11/28/24 (b)	285,000	285,920
Amazon.com, Inc.
4.950%, 12/05/44	800,000	872,778
Equinix, Inc.
4.875%, 04/01/20	190,000	196,175
Tencent Holdings, Ltd.
2.875%, 02/11/20 (144A)	550,000	554,000

		1,908,873

Iron/Steel—0.1%
ArcelorMittal
6.000%, 08/05/20	465,000	493,481
Glencore Funding LLC
1.700%, 05/27/16 (144A)	625,000	627,609
Steel Dynamics, Inc.
5.125%, 10/01/21 (144A)	95,000	95,594
5.500%, 10/01/24 (144A)	105,000	106,444
United States Steel Corp.
6.875%, 04/01/21	25,000	24,609
7.375%, 04/01/20 (b)	45,000	45,688
Vale Overseas, Ltd.
6.875%, 11/21/36	335,000	324,012

		1,717,437

Machinery-Construction & Mining—0.0%
Oshkosh Corp.
5.375%, 03/01/25 (144A)	120,000	123,600

Machinery-Diversified—0.0%
Case New Holland Industrial, Inc.
7.875%, 12/01/17	335,000	371,113
CNH Industrial Capital LLC
3.375%, 07/15/19 (144A)	15,000	14,550

		385,663

Media—1.0%
21st Century Fox America, Inc.
6.150%, 03/01/37	825,000	1,065,296
CCO Holdings LLC / CCO Holdings Capital Corp.
5.125%, 02/15/23	10,000	10,100
5.250%, 09/30/22	330,000	337,425
5.750%, 09/01/23 (b)	60,000	62,700
Comcast Corp.
4.750%, 03/01/44	740,000	851,491
Cox Communications, Inc.
3.850%, 02/01/25 (144A)	520,000	535,543
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
3.950%, 01/15/25 (b)	275,000	283,326
5.000%, 03/01/21	291,000	323,898
5.150%, 03/15/42	439,000	458,787
DISH DBS Corp.
7.875%, 09/01/19	490,000	547,575
Gannett Co., Inc.
4.875%, 09/15/21 (144A)	225,000	229,500
5.125%, 10/15/19	550,000	576,125
NBCUniversal Media LLC
5.150%, 04/30/20	601,000	689,765
Sky plc
2.625%, 09/16/19 (144A)	810,000	822,574
Time Warner Cable, Inc.
4.500%, 09/15/42 (b)	505,000	518,011
5.000%, 02/01/20	710,000	792,330
7.300%, 07/01/38	500,000	674,008
8.250%, 04/01/19	626,000	765,686
8.750%, 02/14/19	669,000	825,848
Time Warner, Inc.
5.875%, 11/15/16	485,000	522,212
6.500%, 11/15/36	1,325,000	1,719,549
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH
5.500%, 01/15/23 (144A)	450,000	470,835
Videotron, Ltd.
5.375%, 06/15/24 (144A)	425,000	437,750

		13,520,334

Mining—0.1%
FMG Resources Pty, Ltd.
6.875%, 04/01/22 (144A) (b)	270,000	199,462

MSF-233

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Mining—(Continued)
Freeport-McMoRan, Inc.
4.000%, 11/14/21	860,000	$839,387
5.450%, 03/15/43	175,000	156,852

		1,195,701

Oil & Gas—1.0%
Anadarko Petroleum Corp.
3.450%, 07/15/24 (b)	195,000	195,310
6.375%, 09/15/17	900,000	1,001,368
Antero Resources Corp.
5.625%, 06/01/23 (144A)	100,000	99,000
BP Capital Markets plc
1.674%, 02/13/18	1,445,000	1,451,835
2.521%, 01/15/20 (b)	385,000	391,587
3.062%, 03/17/22	125,000	127,166
California Resources Corp.
5.000%, 01/15/20 (144A) (b)	15,000	13,537
5.500%, 09/15/21 (144A) (b)	85,000	75,412
6.000%, 11/15/24 (144A) (b)	5,000	4,388
Cenovus Energy, Inc.
5.200%, 09/15/43	455,000	459,122
CNPC General Capital, Ltd.
1.450%, 04/16/16 (144A)	1,300,000	1,299,614
Concho Resources, Inc.
6.500%, 01/15/22	65,000	68,087
ConocoPhillips Co.
3.350%, 11/15/24	525,000	541,014
Continental Resources, Inc.
5.000%, 09/15/22	235,000	231,769
Encana Corp.
6.500%, 05/15/19 (b)	800,000	919,058
Harvest Operations Corp.
6.875%, 10/01/17	210,000	191,100
Hess Corp.
5.600%, 02/15/41	190,000	207,499
Kerr-McGee Corp.
6.950%, 07/01/24	585,000	732,073
Lukoil International Finance B.V.
3.416%, 04/24/18 (144A)	1,150,000	1,058,862
MEG Energy Corp.
7.000%, 03/31/24 (144A)	151,000	142,317
Nexen Energy ULC
5.875%, 03/10/35	35,000	41,501
Petrobras Global Finance B.V.
5.375%, 10/01/29 (GBP) (b)	290,000	356,328
Petroleos Mexicanos
3.500%, 07/23/20 (144A)	355,000	362,987
5.500%, 06/27/44	625,00	630,469
7.470%, 11/12/26 (MXN)	12,500,000	780,559
QEP Resources, Inc.
5.375%, 10/01/22	5,000	4,913
6.800%, 03/01/20	15,000	15,375
SM Energy Co.
6.125%, 11/15/22 (144A)	55,000	54,725
State Oil Co. of the Azerbaijan Republic
4.750%, 03/13/23	800,000	735,098

Oil & Gas—(Continued)
Statoil ASA
3.700%, 03/01/24	90,000	96,128
3.950%, 05/15/43	525,000	537,750
Tesoro Corp.
5.125%, 04/01/24 (b)	150,000	153,000
WPX Energy, Inc.
5.250%, 09/15/24	70,000	61,565
6.000%, 01/15/22	55,000	51,150

		13,091,666

Packaging & Containers—0.0%
Graphic Packaging International, Inc.
4.875%, 11/15/22	220,000	228,250

Pharmaceuticals—0.7%
Actavis Funding SCS
2.350%, 03/12/18	2,375,000	2,407,119
3.000%, 03/12/20	1,770,000	1,810,860
3.800%, 03/15/25	1,420,000	1,465,483
Bayer U.S. Finance LLC
2.375%, 10/08/19 (144A)	425,000	432,262
Cardinal Health, Inc.
3.500%, 11/15/24	1,075,000	1,111,097
EMD Finance LLC
2.950%, 03/19/22 (144A)	705,000	713,268
Merck & Co., Inc.
0.631%, 02/10/20 (d)	1,620,000	1,626,532
Perrigo Co. plc
1.300%, 11/08/16	335,000	334,794

		9,901,415

Pipelines—0.6%
Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp.
6.250%, 04/01/23 (144A)	45,000	45,450
DCP Midstream Operating L.P.
4.950%, 04/01/22	51,000	49,652
5.600%, 04/01/44	50,000	42,959
Energy Transfer Equity L.P.
7.500%, 10/15/20	390,000	436,800
Energy Transfer Partners L.P.
4.150%, 10/01/20	992,000	1,041,417
Kinder Morgan Energy Partners L.P.
5.500%, 03/01/44	675,000	706,045
Kinder Morgan, Inc.
3.050%, 12/01/19	390,000	393,870
4.300%, 06/01/25	440,000	451,635
5.050%, 02/15/46	700,000	699,068
MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp.
4.875%, 12/01/24	105,000	107,352
6.750%, 11/01/20 (b)	105,000	110,250
Sunoco Logistics Partners Operations L.P.
4.250%, 04/01/24	345,000	354,284

MSF-234

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pipelines—(Continued)
Tesoro Logistics L.P. / Tesoro Logistics Finance Corp.
5.500%, 10/15/19 (144A) (b)	130,000	$133,900
6.250%, 10/15/22 (144A)	200,000	207,000
Williams Partners L.P.
3.600%, 03/15/22	1,325,000	1,320,862
3.900%, 01/15/25 (b)	930,000	909,290
4.300%, 03/04/24	695,000	693,489

		7,703,323

Real Estate—0.1%
Prologis L.P.
3.350%, 02/01/21	1,280,000	1,328,705
Shimao Property Holdings, Ltd.
8.375%, 02/10/22	400,000	405,000

		1,733,705

Real Estate Investment Trusts—0.6%
American Tower Corp.
3.400%, 02/15/19	785,000	810,658
4.500%, 01/15/18	425,000	456,228
7.000%, 10/15/17	240,000	270,299
Brandywine Operating Partnership L.P.
3.950%, 02/15/23	875,000	888,853
Duke Realty L.P.
3.625%, 04/15/23	550,000	561,075
3.750%, 12/01/24	240,000	246,335
Health Care REIT, Inc.
4.500%, 01/15/24	1,250,000	1,342,099
Kimco Realty Corp.
3.125%, 06/01/23	850,000	845,180
Liberty Property L.P.
4.125%, 06/15/22	525,000	549,375
Ventas Realty L.P. / Ventas Capital Corp.
2.700%, 04/01/20	1,645,000	1,662,881
3.125%, 11/30/15	500,000	507,100

		8,140,083

Retail—0.1%
CVS Health Corp.
5.300%, 12/05/43	102,000	124,607
Family Tree Escrow LLC
5.750%, 03/01/23 (144A)	120,000	126,300
Group 1 Automotive, Inc.
5.000%, 06/01/22 (144A)	205,000	205,512
Sally Holdings LLC / Sally Capital, Inc.
5.750%, 06/01/22	45,000	47,869
Wal-Mart Stores, Inc.
4.300%, 04/22/44	475,000	530,060

		1,034,348

Savings & Loans—0.1%
Nationwide Building Society
6.875%, 06/20/19 (GBP) (d)	730,000	1,097,772

Semiconductors—0.1%
Sensata Technologies B.V.
5.000%, 10/01/25 (144A)	115,000	116,581
5.625%, 11/01/24 (144A)	20,000	21,300
TSMC Global, Ltd.
1.625%, 04/03/18 (144A)	1,400,000	1,387,896

		1,525,777

Software—0.1%
Activision Blizzard, Inc.
5.625%, 09/15/21 (144A)	420,000	447,300
Audatex North America, Inc.
6.000%, 06/15/21 (144A)	270,000	285,525
6.125%, 11/01/23 (144A)	60,000	63,450
Microsoft Corp.
2.375%, 02/12/22	865,000	871,246
MSCI, Inc.
5.250%, 11/15/24 (144A)	75,000	77,531
Open Text Corp.
5.625%, 01/15/23 (144A)	80,000	83,000

		1,828,052

Telecommunications—0.8%
America Movil S.A.B. de C.V.
7.125%, 12/09/24 (MXN)	7,880,000	510,352
AT&T, Inc.
4.800%, 06/15/44	510,000	522,256
Colombia Telecomunicaciones S.A. ESP
8.500%, 03/30/20 (144A) (d)	460,000	461,242
Digicel Group, Ltd.
8.250%, 09/30/20	250,000	250,375
Inmarsat Finance plc
4.875%, 05/15/22 (144A)	130,000	130,000
SoftBank Corp.
4.500%, 04/15/20 (144A) (b)	380,000	388,075
Sprint Communications, Inc.
7.000%, 03/01/20 (144A)	540,000	595,350
Sprint Corp.
7.125%, 06/15/24	200,000	195,000
T-Mobile USA, Inc.
6.464%, 04/28/19	440,000	453,750
6.731%, 04/28/22	400,000	421,000
Verizon Communications, Inc.
2.625%, 02/21/20	1,777,000	1,807,849
3.000%, 11/01/21	675,000	688,465
3.450%, 03/15/21	365,000	381,734
4.400%, 11/01/34	535,000	544,980
4.672%, 03/15/55 (144A)	2,578,000	2,524,741
4.862%, 08/21/46	525,000	549,641
5.012%, 08/21/54	523,000	542,659
6.550%, 09/15/43	266,000	346,374

		11,313,843

Transportation—0.1%
FedEx Corp.
3.200%, 02/01/25	115,000	116,554
4.100%, 02/01/45	200,000	199,699

MSF-235

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Transportation— (Continued)
Kansas City Southern de Mexico S.A. de C.V.
3.000%, 05/15/23	1,200,000	$1,183,865
Ryder System, Inc.
2.550%, 06/01/19	365,000	370,433

		1,870,551

Trucking & Leasing—0.1%
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
4.875%, 07/11/22 (144A)	1,425,000	1,541,643

Total Corporate Bonds & Notes (Cost $189,303,047)		189,904,903

Asset-Backed Securities—7.2%

Asset-Backed - Automobile—1.8%
American Credit Acceptance Receivables Trust
1.140%, 03/12/18 (144A)	165,235	165,291
AmeriCredit Automobile Receivables Trust
1.310%, 11/08/17	550,000	551,299
1.520%, 01/08/19	185,000	185,541
1.660%, 09/10/18	1,150,000	1,158,252
1.690%, 11/08/18	325,000	326,853
1.930%, 08/08/18	415,000	417,813
2.290%, 11/08/19	100,000	100,687
2.420%, 05/08/18	1,006,000	1,017,460
2.640%, 10/10/17	430,000	434,918
2.720%, 09/09/19	620,000	631,961
3.310%, 10/08/19	245,000	251,572
3.440%, 10/08/17	565,000	571,163
Credit Acceptance Auto Loan Trust
1.210%, 10/15/20 (144A)	340,000	340,223
1.500%, 04/15/21 (144A)	330,000	330,962
1.550%, 10/15/21 (144A)	690,000	689,136
1.880%, 03/15/22 (144A)	1,280,000	1,284,470
DT Auto Owner Trust
4.940%, 07/16/18 (144A)	299,470	302,010
First Investors Auto Owner Trust
1.490%, 01/15/20 (144A)	395,000	395,811
1.670%, 11/16/20 (144A)	1,055,000	1,056,962
1.810%, 10/15/18 (144A)	195,000	195,983
2.390%, 11/16/20 (144A)	285,000	286,451
Flagship Credit Auto Trust
1.210%, 04/15/19 (144A)	288,278	287,760
GM Financial Automobile Leasing Trust
1.960%, 03/20/18 (144A)	200,000	200,693
Prestige Auto Receivables Trust
1.090%, 02/15/18 (144A)	126,488	126,595
1.330%, 05/15/19 (144A)	330,000	330,782

Asset-Backed - Automobile—(Continued)
Santander Drive Auto Receivables Trust
1.550%, 10/15/18	805,000	808,421
1.590%, 10/15/18	1,245,000	1,249,020
1.780%, 11/15/18 (144A)	2,360,000	2,368,135
1.820%, 05/15/19	305,000	305,458
1.890%, 10/15/19 (144A)	775,000	779,445
1.940%, 03/15/18	535,000	538,206
2.160%, 01/15/20	610,000	616,481
2.250%, 06/17/19	665,000	672,489
2.360%, 04/15/20	785,000	791,311
2.700%, 08/15/18	350,000	355,061
2.940%, 12/15/17	520,000	527,314
3.120%, 10/15/19 (144A)	300,000	307,394
3.250%, 01/15/20	510,000	527,035
3.780%, 11/15/17	286,134	288,655
3.780%, 10/15/19 (144A)	195,000	201,809
4.670%, 01/15/20 (144A)	1,085,000	1,117,337
Westlake Automobile Receivables Trust
1.580%, 04/15/20 (144A)	1,335,000	1,338,496

		24,432,715

Asset-Backed - Home Equity—0.2%
GSAA Home Equity Trust
0.244%, 12/25/46 (d)	431,684	234,049
0.271%, 03/25/37 (d)	359,452	195,178
0.404%, 04/25/47 (d)	309,568	205,003
0.414%, 11/25/36 (d)	400,674	243,255
0.474%, 03/25/36 (d)	1,856,503	1,329,390
5.985%, 06/25/36 (d)	723,359	422,308
Morgan Stanley ABS Capital I, Inc. Trust
0.324%, 06/25/36 (d)	105,915	96,547
Soundview Home Loan Trust
0.424%, 11/25/36 (d)	595,000	410,291

		3,136,021

Asset-Backed - Other—5.2%
AMMC CLO, Ltd.
1.706%, 07/27/26 (144A) (d)	1,340,000	1,334,026
Apidos CDO
1.707%, 01/19/25 (144A) (d)	895,000	893,052
1.757%, 04/17/26 (144A) (d)	1,595,000	1,593,513
2.117%, 07/15/23 (144A) (d)	465,000	465,000
Apidos CLO
1.766%, 01/16/27 (144A) (d)	480,000	480,040
Ares CLO, Ltd.
1.107%, 04/20/23 (144A) (d)	1,257,446	1,246,917
1.777%, 04/17/26 (144A) (d)	1,475,000	1,473,307
Atlas Senior Loan Fund, Ltd.
1.796%, 10/15/26 (144A) (d)	1,190,000	1,186,969
1.804%, 07/16/26 (144A) (d)	615,000	615,371
Atrium VII
2.007%, 11/16/22 (144A) (d)	550,000	549,838
Avalon Capital, Ltd.
2.107%, 04/17/23 (144A) (d)	585,000	582,878

MSF-236

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Avery Point CLO, Ltd.
1.776%, 04/25/26 (144A) (d)	1,460,000	$1,460,616
Babson CLO, Ltd.
1.747%, 07/20/25 (144A) (d)	340,000	340,043
Battalion CLO, Ltd.
1.657%, 10/22/25 (144A) (d)	615,000	611,939
Benefit Street Partners CLO II, Ltd.
1.453%, 07/15/24 (144A) (d)	320,000	314,103
Carlyle Global Market Strategies CLO, Ltd.
1.647%, 01/20/25 (144A) (d)	1,935,000	1,929,421
Cent CLO 17, Ltd.
1.555%, 01/30/25 (144A) (d)	1,135,000	1,121,968
Cent CLO 21, Ltd.
1.746%, 07/27/26 (144A) (d)	940,000	939,221
Cent CLO 22, Ltd.
1.713%, 11/07/26 (144A) (d)	760,000	759,245
Cent CLO 23, Ltd.
1.760%, 04/17/26 (144A) (d)	1,345,000	1,344,327
2.320%, 04/17/26 (144A) (d)	530,000	527,668
CIFC Funding, Ltd.
1.743%, 05/24/26 (144A) (d)	1,580,000	1,577,832
1.753%, 04/18/25 (144A) (d)	1,585,000	1,577,005
2.357%, 08/14/24 (144A) (d)	985,000	985,161
Consumer Credit Origination Loan Trust
2.820%, 03/15/21 (144A)	400,874	402,345
Dryden Senior Loan Fund
1.730%, 07/15/27 (144A)	1,215,000	1,215,000
1.733%, 07/15/26 (144A) (d)	1,605,000	1,601,013
Finance America Mortgage Loan Trust
1.224%, 09/25/33 (d)	126,773	116,614
Flatiron CLO, Ltd.
2.157%, 07/17/26 (144A) (d)	330,000	328,347
Ford Credit Floorplan Master Owner Trust
1.400%, 02/15/19	230,000	230,873
2.860%, 01/15/19	139,000	142,486
3.500%, 01/15/19	265,000	274,455
Fremont Home Loan Trust
1.224%, 12/25/33 (d)	114,003	108,504
GMACM Home Equity Loan Trust
0.414%, 10/25/34 (144A) (d)	167,219	154,413
Gramercy Park CLO, Ltd.
1.557%, 07/17/23 (144A) (d)	1,345,000	1,344,704
GT Loan Financing I, Ltd.
1.526%, 10/28/24 (144A) (d)	680,000	674,447
HLSS Servicer Advance Receivables Backed Notes
1.495%, 05/16/44 (144A)	140,000	139,916
1.793%, 05/15/46 (144A)	2,210,000	2,192,320
1.979%, 08/15/46 (144A)	385,000	385,077
HLSS Servicer Advance Receivables Trust
1.990%, 10/15/45 (144A)	440,000	439,032
ING Investment Management Co.
1.471%, 03/14/22 (144A) (d)	1,500,000	1,499,980
1.783%, 10/15/22 (144A) (d)	435,000	435,000
2.091%, 03/14/22 (144A) (d)	500,000	498,222

Asset-Backed - Other—(Continued)
KKR Financial CLO, Ltd.
1.403%, 07/15/25 (144A) (d)	565,000	555,241
Knollwood CDO, Ltd.
3.451%, 01/10/39 (144A) (d)	562,858	6
Lehman XS Trust
0.434%, 11/25/35 (d)	283,163	201,188
Limerock CLO
1.757%, 04/18/26 (144A) (d)	1,590,000	1,587,877
Madison Park Funding, Ltd.
1.757%, 07/20/26 (144A) (d)	1,485,000	1,484,997
Magnetite, Ltd.
1.676%, 07/25/26 (144A) (d)	1,255,000	1,251,950
1.733%, 04/15/26 (144A) (d)	970,000	970,057
1.817%, 04/15/27 (144A) (d)	955,000	955,288
2.206%, 07/25/26 (144A) (d)	1,010,000	1,010,003
Neuberger Berman CLO, Ltd.
1.722%, 08/04/25 (144A) (d)	1,230,000	1,221,817
1.723%, 04/15/26 (144A) (d)	1,170,000	1,168,511
Newcastle Mortgage Securities Trust
0.404%, 04/25/37 (d)	525,000	347,352
Oak Hill Credit Partners X, Ltd.
1.727%, 07/20/26 (144A) (d)	455,000	454,370
Oaktree EIF II, Ltd.
1.908%, 02/15/26 (144A) (d)	1,345,000	1,344,980
Octagon Investment Partners XVI, Ltd.
1.377%, 07/17/25 (144A) (d)	720,000	709,924
OHA Loan Funding, Ltd.
1.532%, 08/23/24 (144A) (d)	695,000	689,503
1.769%, 02/15/27 (144A) (d)	1,575,000	1,574,937
OZLM Funding IV, Ltd.
1.407%, 07/22/25 (144A) (d)	1,205,000	1,187,641
Race Point IX CLO, Ltd.
1.768%, 04/15/27 (144A) (d)	1,610,000	1,610,000
SBA Tower Trust
2.898%, 10/15/44 (144A)	845,000	855,270
Securitized Asset-Backed Receivables LLC Trust
0.264%, 07/25/36 (d)	607,007	298,888
Seneca Park CLO, Ltd.
1.737%, 07/17/26 (144A) (d)	1,095,000	1,092,939
Shackleton CLO, Ltd.
1.737%, 07/17/26 (144A) (d)	1,105,000	1,076,690
Sound Point CLO, Ltd.
1.626%, 01/21/26 (144A) (d)	1,415,000	1,401,504
1.792%, 04/15/27 (144A) (d)	1,315,000	1,311,713
SpringCastle America Funding LLC
2.700%, 05/25/23 (144A)	1,141,710	1,144,649
Springleaf Funding Trust
2.410%, 12/15/22 (144A)	1,140,000	1,140,467
Symphony CLO L.P.
2.002%, 01/09/23 (144A) (d)	1,280,000	1,279,336
Symphony CLO, Ltd.
1.733%, 07/14/26 (144A) (d)	1,295,000	1,295,095
Treman Park CLO LLC
1.761%, 04/20/27 (144A) (d)	1,350,000	1,349,325

MSF-237

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Vibrant CLO, Ltd.
1.737%, 07/17/24 (144A) (d)	1,920,000	$1,913,399
2.657%, 07/17/24 (144A) (d)	500,000	500,007
Voya CLO, Ltd.
1.742%, 04/18/27 (144A) (d)	1,265,000	1,263,103
2.362%, 04/18/27 (144A) (d)	440,000	439,472

		70,779,707

Total Asset-Backed Securities (Cost $98,793,630)		98,348,443

Mortgage-Backed Securities—6.4%

Collateralized Mortgage Obligations—1.7%
Adjustable Rate Mortgage Trust
0.444%, 11/25/35 (d)	546,415	497,625
0.674%, 01/25/36 (d)	371,047	320,087
Banc of America Funding Trust
0.406%, 02/20/47 (d)	1,875,830	1,625,735
Bear Stearns Adjustable Rate Mortgage Trust
2.688%, 07/25/36 (d)	887,337	752,388
Bear Stearns ALT-A Trust
0.654%, 02/25/36 (d)	1,353,105	1,095,888
2.756%, 08/25/36 (d)	11,637	8,462
Bear Stearns Mortgage Funding Trust
0.354%, 10/25/36 (d)	553,044	432,144
0.374%, 02/25/37 (d)	1,137,228	858,302
Countrywide Alternative Loan Trust
0.444%, 01/25/36 (d)	363,290	322,929
0.494%, 11/25/35 (d)	248,209	203,188
0.574%, 10/25/36 (d)	68,735	49,322
0.974%, 12/25/35 (d)	348,944	285,960
5.500%, 11/25/35	1,582,178	1,435,170
5.500%, 12/25/35	162,737	143,392
5.750%, 05/25/36	103,856	86,719
6.000%, 12/25/36	255,963	200,802
6.000%, 05/25/37	5,846	4,829
Countrywide Home Loan Mortgage Pass-Through Trust
0.374%, 04/25/46 (d)	503,049	404,451
0.514%, 02/25/35 (d)	263,864	237,169
0.514%, 03/25/35 (d)	284,859	233,254
2.424%, 06/20/35 (d)	43,338	41,266
2.550%, 09/25/47 (d)	1,072,823	956,412
5.750%, 08/25/37	248,397	236,338
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.324%, 12/25/36 (d)	606,887	517,579
DSLA Mortgage Loan Trust
1.041%, 03/19/46 (d)	178,462	137,183
Fannie Mae Connecticut Avenue Securities
2.774%, 05/25/24 (d)	100,000	91,860
3.074%, 07/25/24 (d)	415,000	387,913
3.174%, 07/25/24 (d)	730,000	686,802
5.074%, 11/25/24 (d)	250,000	263,566

Collateralized Mortgage Obligations—(Continued)
Freddie Mac Structured Agency Credit Risk Debt Notes (CMO)
4.674%, 02/25/24 (d)	355,000	370,161
GSR Mortgage Loan Trust
0.674%, 11/25/35 (d)	870,071	632,238
2.630%, 01/25/36 (d)	1,282,658	1,169,285
6.000%, 07/25/37	633,167	570,492
HarborView Mortgage Loan Trust
0.878%, 01/19/35 (d)	128,981	89,980
IndyMac INDX Mortgage Loan Trust
0.374%, 10/25/36 (d)	209,993	178,733
0.414%, 07/25/35 (d)	96,218	83,599
2.694%, 10/25/35 (d)	130,468	112,259
Lehman XS Trust
0.364%, 11/25/46 (d)	1,196,491	998,858
0.414%, 06/25/47 (d)	1,149,374	771,450
1.024%, 09/25/47 (d)	141,154	112,240
Luminent Mortgage Trust
0.434%, 11/25/35 (d)	102,764	91,729
MASTR Adjustable Rate Mortgages Trust
0.414%, 05/25/37 (d)	276,487	186,349
2.042%, 09/25/33 (d)	198,136	198,946
Morgan Stanley Mortgage Loan Trust
2.589%, 05/25/36 (d)	603,463	440,256
Nomura Asset Acceptance Corp. Alternative Loan Trust
3.557%, 06/25/36 (d)	96,656	73,812
Residential Accredit Loans, Inc. Trust
0.394%, 02/25/46 (d)	525,412	251,233
0.474%, 04/25/36 (d)	809,378	578,520
0.928%, 09/25/46 (d)	766,350	519,653
1.389%, 11/25/37 (d)	261,134	170,420
Residential Fund Mortgage Securities I
2.699%, 08/25/35 (d)	164,840	130,789
Structured Adjustable Rate Mortgage Loan Trust
0.474%, 09/25/34 (d)	121,383	107,647
WaMu Mortgage Pass-Through Certificates Trust
0.594%, 06/25/44 (d)	113,792	105,236
0.941%, 12/25/46 (d)	158,138	126,974
1.108%, 07/25/46 (d)	137,597	114,573
2.192%, 11/25/46 (d)	123,488	111,294
Wells Fargo Alternative Loan Trust
2.564%, 12/28/37 (d)	44,224	38,026
Wells Fargo Mortgage-Backed Securities Trust
2.489%, 10/25/36 (d)	880,235	819,103
2.614%, 10/25/35 (d)	1,541,000	1,482,106

		23,152,696

Commercial Mortgage-Backed Securities—4.7%
Banc of America Commercial Mortgage Trust
5.492%, 02/10/51	445,000	473,517
BB-UBS Trust
3.430%, 11/05/36 (144A)	2,520,000	2,622,869

MSF-238

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Bear Stearns Commercial Mortgage Securities Trust
4.871%, 09/11/42	331,389	$332,973
5.142%, 10/12/42 (d)	796,104	801,921
5.331%, 02/11/44	168,352	179,143
5.405%, 12/11/40 (d)	1,071,341	1,088,427
5.449%, 12/11/40 (d)	170,000	173,950
5.537%, 10/12/41	635,060	666,161
5.575%, 04/12/38 (d)	110,000	114,278
5.694%, 06/11/50 (d)	930,170	1,005,255
5.708%, 06/11/40 (d)	75,000	80,882
CD Commercial Mortgage Trust
5.322%, 12/11/49	1,645,000	1,731,851
CD Mortgage Trust
5.298%, 01/15/46 (d)	732,548	746,616
6.124%, 11/15/44 (d)	80,000	87,661
Citigroup Commercial Mortgage Trust
1.148%, 07/10/47 (d) (e)	4,656,044	360,881
4.023%, 03/10/47	655,000	720,679
4.400%, 03/10/47 (144A) (d)	130,000	106,929
6.134%, 12/10/49 (d)	440,000	481,061
COBALT CMBS Commercial Mortgage Trust
5.223%, 08/15/48	407,745	427,828
5.254%, 08/15/48	140,000	143,702
Commercial Mortgage Pass-Through Certificates
3.424%, 03/10/31 (144A)	1,065,000	1,116,338
3.961%, 03/10/47	30,000	32,793
4.235%, 07/10/45 (d)	680,134	764,428
4.354%, 03/10/46 (144A) (d)	315,000	219,738
4.576%, 10/15/45 (144A) (d)	165,000	147,107
4.750%, 10/15/45 (144A) (d)	220,000	217,561
6.028%, 12/10/49 (d)	1,686,326	1,803,183
Commercial Mortgage Pass-Through Trust
1.958%, 10/15/45 (d) (e)	463,304	46,567
Credit Suisse Commercial Mortgage Trust
5.704%, 06/15/39 (d)	224,678	240,383
5.971%, 02/15/41 (d)	305,000	334,198
Credit Suisse First Boston Mortgage Securities Corp.
4.771%, 07/15/37	420,000	420,485
FREMF Mortgage Trust
5.239%, 09/25/43 (144A) (d)	855,000	962,245
GMAC Commercial Mortgage Securities, Inc.
5.238%, 11/10/45 (d)	365,393	368,974
Greenwich Capital Commercial Mortgage Trust
5.736%, 12/10/49	1,655,000	1,783,632
GS Mortgage Securities Corp. II
2.954%, 11/05/34 (144A)	1,200,000	1,227,558
GS Mortgage Securities Corp. Trust
3.633%, 06/05/31 (144A)	130,000	135,432
GS Mortgage Securities Trust
0.306%, 07/10/46 (d)(e)	12,977,189	141,192
1.666%, 08/10/44 (144A) (d) (e)	1,645,260	90,726

Commercial Mortgage-Backed Securities—(Continued)
3.674%, 04/10/47 (144A)	235,000	168,998
3.680%, 04/10/47	635,000	676,977
3.862%, 06/10/47	1,015,000	1,104,989
3.998%, 04/10/47	520,000	571,270
4.867%, 04/10/47 (144A) (d)	585,000	574,510
Hilton USA Trust
2.662%, 11/05/30 (144A)	1,055,000	1,057,399
2.923%, 11/05/30 (144A) (d)	251,294	251,797
JP Morgan Chase Commercial Mortgage Securities Corp.
2.840%, 12/15/47	890,059	910,215
4.422%, 12/15/47 (144A) (d)	245,000	226,385
JP Morgan Chase Commercial Mortgage Securities Trust
0.886%, 09/15/47 (d) (e)	4,828,939	243,301
1.678%, 02/12/51 (d)	1,007,125	990,356
2.753%, 10/15/45 (144A) (d)	265,147	213,516
3.775%, 08/15/47	520,000	561,455
3.905%, 05/05/30 (144A)	905,000	962,243
3.997%, 04/15/47	570,000	625,872
4.199%, 01/15/47	1,280,000	1,426,335
4.667%, 10/15/45 (144A) (d)	180,000	180,165
5.260%, 01/12/43 (d)	685,000	692,953
5.336%, 05/15/47	1,470,779	1,549,074
5.399%, 05/15/45	610,809	636,467
5.429%, 12/12/44 (d)	650,000	666,591
5.694%, 02/12/49 (d)	1,325,000	1,426,841
5.841%, 04/15/45 (d)	735,000	759,475
6.068%, 02/12/51	724,753	790,461
JPMorgan Chase Commercial Mortgage Securities Trust
5.716%, 02/15/51	505,210	537,247
LB-UBS Commercial Mortgage Trust
5.858%, 07/15/40 (d)	1,848,660	1,939,756
5.866%, 09/15/45 (d)	427,292	469,697
6.147%, 04/15/41 (d)	454,956	498,758
Merrill Lynch Mortgage Trust
5.137%, 07/12/38 (d)	260,058	262,464
ML-CFC Commercial Mortgage Trust
5.378%, 08/12/48	1,452,422	1,535,020
5.419%, 08/12/48	340,000	359,202
5.700%, 09/12/49	1,630,000	1,747,499
Morgan Stanley Bank of America Merrill Lynch Trust
1.170%, 12/15/47 (d) (e)	2,975,422	220,455
3.134%, 12/15/48	155,000	161,393
4.064%, 02/15/47	1,295,000	1,429,031
4.500%, 08/15/45 (144A)	250,000	197,380
Morgan Stanley Capital I Trust
3.469%, 08/11/29 (144A)	795,000	836,784
5.183%, 07/15/49 (144A) (d)	265,000	243,441
5.204%, 11/14/42 (d)	258,792	261,180
5.405%, 10/12/52 (144A) (d)	135,000	136,464
5.569%, 12/15/44	1,080,000	1,154,611
5.646%, 10/15/42 (d)	138,156	140,675
5.686%, 04/15/49 (d)	2,185,000	2,343,133

MSF-239

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
5.809%, 12/12/49	642,397	$696,377
6.270%, 01/11/43 (144A) (d)	175,000	181,933
Morgan Stanley Re-REMIC Trust
5.796%, 08/12/45 (144A) (d)	206,063	220,605
5.796%, 08/15/45 (144A) (d)	785,336	840,458
UBS-Barclays Commercial Mortgage Trust
3.185%, 03/10/46	735,000	765,035
4.092%, 03/10/46 (144A) (d)	155,000	131,745
VNDO Mortgage Trust
2.996%, 11/15/30 (144A)	1,105,000	1,130,219
Wachovia Bank Commercial Mortgage Trust
5.418%, 01/15/45 (d)	46,462	47,239
6.015%, 03/15/42 (144A) (d)	325,000	324,342
Wells Fargo Commercial Mortgage Trust
2.918%, 10/15/45	255,000	263,189
3.817%, 08/15/50	520,000	563,950
WF-RBS Commercial Mortgage Trust
1.455%, 03/15/47 (d) (e)	2,471,090	203,638
2.917%, 08/15/47	375,233	391,047
3.016%, 11/15/47 (144A)	550,000	393,428
3.678%, 08/15/47	780,000	837,487
3.995%, 05/15/47	565,000	621,104
4.045%, 03/15/47	1,000,000	1,102,968
4.101%, 03/15/47	510,000	565,437
4.902%, 06/15/44 (144A) (d)	650,000	743,931
5.000%, 06/15/44 (144A) (d)	105,000	100,044
5.000%, 04/15/45 (144A) (d)	130,000	106,559
5.562%, 04/15/45 (144A) (d)	255,000	276,493
WFRBS Commercial Mortgage Trust
4.355%, 03/15/48 (144A) (d)	55,000	54,283

		64,702,470

Total Mortgage-Backed Securities (Cost $86,517,161)		87,855,166

Floating Rate Loans(i)—2.1%

Agriculture—0.0%
American Rock Salt Holdings LLC 1st Lien Term Loan, 4.750%, 05/20/21	287,825	287,510

Auto Components—0.1%
Roundy’s Supermarkets, Inc. Term Loan B, 5.750%, 03/03/21	149,845	144,553
Sedgwick Claims Management Services, Inc. 1st Lien Term Loan, 3.750%, 03/01/21	803,368	794,832
2nd Lien Term Loan, 6.750%, 02/28/22	205,000	200,900

		1,140,285

Auto Manufacturers—0.1%
Chrysler Group LLC Term Loan B, 3.250%, 12/31/18	881,100	880,917

Chemicals—0.2%
Ineos U.S. Finance LLC Term Loan, 3.750%, 05/04/18	1,560,219	1,553,950
Nexeo Solutions LLC Term Loan B3, 5.000%, 09/08/17	765,313	746,658

		2,300,608

Coal—0.0%
Arch Coal, Inc. Term Loan B, 6.250%, 05/16/18	320,885	249,087

Commercial Services—0.0%
Acosta Holdco, Inc. Term Loan, 5.000%, 09/26/21	184,538	186,318
Moneygram International, Inc. Term Loan B, 4.250%, 03/27/20	104,167	98,568

		284,886

Diversified Financial Services—0.1%
Delos Finance S.a.r.l. Term Loan B, 3.500%, 03/06/21	335,000	335,921
TransUnion LLC Term Loan, 4.000%, 04/09/21	434,962	435,506

		771,427

Electric—0.1%
Calpine Construction Finance Co. L.P. Term Loan B2, 3.250%, 01/31/22	1,604,645	1,592,861
Energy Future Intermediate Holding Co. LLC Term Loan, 4.250%, 06/19/16	100,000	100,542
Texas Competitive Electric Holdings Co. LLC Term Loan, 3.750%, 05/05/16	141,089	141,988

		1,835,391

Energy Equipment & Services—0.0%
Chief Exploration & Development LLC 2nd Lien Term Loan, 7.500%, 05/12/21	105,000	97,860
Term Loan B, 4.000%, 02/21/21	681,375	543,214

		641,074

Food—0.1%
Albertson’s Holdings LLC Term Loan B4, 5.500%, 08/25/21	225,000	227,125
Aramark Services, Inc. Term Loan F, 3.250%, 02/24/21	491,040	490,917
JBS USA Holdings, Inc. Incremental Term Loan, 3.750%, 09/18/20	574,488	575,565

		1,293,607

Healthcare-Products—0.1%
Mallinckrodt International Finance S.A. Term Loan B, 3.250%, 03/19/21	772,200	771,304

MSF-240

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Floating Rate Loans(i)—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—0.2%
DaVita HealthCare Partners, Inc. Term Loan B, 3.500%, 06/24/21	173,688	$174,324
IMS Health, Inc. Term Loan, 3.500%, 03/17/21	950,400	949,360
Medpace Holdings, Inc. 1st Lien Term Loan, 4.750%, 04/01/21	259,906	261,259
MPH Acquisition Holdings LLC Term Loan, 3.750%, 03/31/21	219,886	219,572
Ortho-Clinical Diagnostics, Inc. Term Loan B, 4.750%, 06/30/21	238,200	236,395
U.S. Renal Care, Inc. Term Loan, 4.250%, 07/03/19	375,238	376,294

		2,217,204

Hotels, Restaurants & Leisure—0.0%
Aristocrat Leisure, Ltd. Term Loan B, 4.750%, 10/20/21	219,808	221,025

Household Products—0.1%
Revlon Consumer Products Corp. Term Loan B, 3.250%, 11/20/17	932,917	931,896

Insurance—0.1%
Asurion LLC 2nd Lien Term Loan, 8.500%, 03/03/21	285,000	286,959
Term Loan B1, 5.000%, 05/24/19	225,372	226,419
Term Loan B2, 4.250%, 07/08/20	296,231	295,861
Hub International, Ltd. Term Loan B, 4.000%, 10/02/20	345,256	342,954

		1,152,193

Internet & Catalog Retail—0.0%
Lands’ End, Inc. Term Loan B, 4.250%, 04/04/21	232,650	224,580

Internet Software & Services—0.0%
Dealertrack Technologies, Inc. Term Loan B, 3.250%, 02/28/21	539,022	537,503

Leisure Time—0.0%
Delta 2 (LUX) S.a.r.l. 2nd Lien Term Loan, 7.750%, 07/31/22	165,000	164,244
Term Loan B3, 4.750%, 07/30/21	500,000	497,604

		661,848

Lodging—0.1%
La Quinta Intermediate Holdings LLC Term Loan B, 4.000%, 04/14/21	547,743	550,225
Station Casinos LLC Term Loan B, 4.250%, 03/02/20	298,398	299,544

		849,769

Machinery-Diversified—0.1%
Alliance Laundry Systems LLC Term Loan, 4.250%, 12/10/18	149,171	149,855

Machinery-Diversified—(Continued)
Gardner Denver, Inc. Term Loan, 4.250%, 07/30/20	567,795	540,008
Interline Brands, Inc. Term Loan, 4.000%, 03/17/21	767,250	764,852
PRA Holdings, Inc. 1st Lien Term Loan, 4.500%, 09/23/20	261,384	261,907

		1,716,622

Media—0.0%
Advantage Sales & Marketing, Inc.
1st Lien Term Loan, 4.250%, 07/23/21	139,300	139,424
Charter Communications Operating LLC
Term Loan G, 4.250%, 09/12/21	180,000	181,674
Numericable U.S. LLC
Term Loan B1, 4.500%, 05/21/20	93,592	93,990
Term Loan B2, 4.500%, 05/21/20	80,970	81,314

		496,402

Oil & Gas—0.0%
Fieldwood Energy LLC
1st Lien Term Loan, 3.875%, 09/28/18	503,613	472,137
Paragon Offshore Finance Co.
Term Loan B, 3.750%, 07/18/21	99,500	67,672
Templar Energy LLC
2nd Lien Term Loan, 8.500%, 11/25/20	100,000	68,375

		608,184

Packaging & Containers—0.1%
Berry Plastics Holding Corp.
Term Loan D, 3.500%, 02/08/20	296,222	295,870
BWAY Holding Co., Inc.
Term Loan B, 5.500%, 08/14/20	168,725	170,307
Caesars Growth Properties Holdings LLC
Term Loan, 6.250%, 05/08/21	213,388	189,862
Signode Industrial Group U.S., Inc.
Term Loan B, 3.750%, 05/01/21	302,852	301,148

		957,187

Pharmaceuticals—0.1%
Grifols Worldwide Operations USA, Inc.
Term Loan B, 3.178%, 02/27/21	643,500	643,621
Valeant Pharmaceuticals International, Inc.
Delayed Draw Term Loan B F2, 0.000%, 03/10/22 (j)	180,000	181,040
Term Loan B, 0.000%, 03/13/22 (j)	230,000	231,330

		1,055,991

Pipelines—0.0%
Energy Transfer Equity L.P.
Term Loan, 3.250%, 12/02/19	325,000	321,208
Term Loan, 4.000%, 12/02/19	105,000	104,803

		426,011

MSF-241

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Floating Rate Loans(i)—(Continued)

Security Description	Principal Amount*	Value

Retail—0.1%
Dollar Tree, Inc.
Term Loan B, 4.250%, 03/09/22	140,000	$141,640
J Crew Group, Inc.
Term Loan B, 4.000%, 03/05/21	319,695	297,476
Michaels Stores, Inc.
Incremental Term Loan B2, 4.000%, 01/28/20	124,375	124,697
Neiman Marcus Group, Inc. (The)
Term Loan, 4.250%, 10/25/20	638,550	637,135
Party City Holdings, Inc.
Term Loan, 4.000%, 07/27/19	622,125	621,903
PetSmart, Inc.
1st Lien Term Loan, 5.000%, 03/11/22	225,000	226,918

		2,049,769

Semiconductors—0.1%
Avago Technologies Cayman, Ltd.
Term Loan B, 3.750%, 05/06/21	189,974	190,603
Entegris, Inc.
Term Loan B, 3.500%, 04/30/21	408,884	408,500
Freescale Semiconductor, Inc.
Term Loan B4, 4.250%, 02/28/20	345,625	346,798

		945,901

Software—0.1%
Infor (U.S.), Inc.
Term Loan B5, 3.750%, 06/03/20	338,922	336,410
Kronos, Inc. 2nd Lien Term Loan, 9.750%, 04/30/20	154,879	159,138
Incremental Term Loan, 4.500%, 10/30/19	405,378	406,687

		902,235

Telecommunications—0.2%
Altice Financing S.A.
Term Loan, 5.250%, 02/04/22	175,000	177,013
Level 3 Financing, Inc. Incremental Term Loan B5, 4.500%, 01/31/22	190,000	191,238
West Corp. Term Loan B10, 3.250%, 06/30/18	263,650	263,485
XO Communications LLC
Term Loan, 4.250%, 03/17/21	371,250	372,700
Ziggo Financing Partnership
Term Loan B1, 3.500%, 01/15/22	536,191	533,343
Term Loan B2A, 3.500%, 01/15/22	345,532	343,696
Term Loan B3, 3.500%, 01/15/22	568,277	565,258

		2,446,733

Trading Companies & Distributors—0.0%
Neff Rental LLC
2nd Lien Term Loan, 7.250%, 06/09/21	104,130	102,699

Total Floating Rate Loans (Cost $29,290,583)		28,959,848

Foreign Government—1.3%

Security Description	Principal Amount*	Value

Banks—0.0%
Banque Centrale de Tunisie S.A.
5.750%, 01/30/25 (144A)	310,000	312,713

Sovereign—1.3%
Bonos de la Tesoreria de la Republica
3.000%, 01/01/40 (CLP) (g)	258,539,190	528,706
Brazil Notas do Tesouro Nacional
6.000%, 05/15/19 (BRL) (g)	1,442,000	1,160,731
6.000%, 05/15/55 (BRL) (g)	958,000	750,423
Brazilian Government International Bonds
4.875%, 01/22/21 (b)	300,000	315,000
5.000%, 01/27/45	300,000	277,500
Colombia Government International Bond
5.000%, 06/15/45	290,000	297,975
Colombian TES
3.000%, 03/25/33 (COP) (g)	1,219,414,295	410,763
3.500%, 03/10/21 (COP) (g)	639,739,292	256,444
Costa Rica Government International Bond
9.200%, 03/27/19 (144A) (CRC)	143,450,000	266,454
Dominican Republic International Bond
11.500%, 05/10/24 (144A) (DOP)	16,100,000	387,430
Export-Import Bank of China (The)
3.625%, 07/31/24	389,000	407,240
Federal Democratic Republic of Ethiopia
6.625%, 12/11/24 (144A)	270,000	262,238
Indonesia Government International Bond
2.875%, 07/08/21 (EUR)	450,000	509,142
Indonesia Treasury Bond
8.375%, 03/15/24 (IDR)	9,000,000,000	730,669
Ivory Coast Government International Bond
6.375%, 03/03/28 (144A)	295,000	295,738
Kazakhstan Government International Bond
4.875%, 10/14/44 (144A)	300,000	257,797
Kenya Government International Bond
6.875%, 06/24/24	500,000	522,125
Mexican Bonos
5.000%, 12/11/19 (MXN)	24,060,000	1,558,454
7.750%, 11/13/42 (MXN)	9,972,500	757,941
Mexico Government International Bonds
3.000%, 03/06/45 (EUR)	330,000	369,913
4.000%, 10/02/23	324,000	342,792
4.750%, 03/08/44	1,400,000	1,470,000
5.625%, 03/19/14 (GBP)	300,000	469,496
Montenegro Government International Bond
3.875%, 03/18/20 (144A) (EUR)	665,000	702,528
Panama Government International Bond
3.750%, 03/16/25	200,000	205,000
Romania Government Bond
5.850%, 04/26/23 (RON)	850,000	246,719
Russian Federal Bond - OFZ
7.500%, 02/27/19 (RUB)	30,675,000	455,381
South Africa Government Bond
7.750%, 02/28/23 (ZAR)	11,525,000	959,229
Uruguay Government International Bonds
4.250%, 04/05/27 (UYU) (g)	24,107,981	918,019
4.375%, 12/15/28 (UYU) (g)	5,465,781	209,944
5.100%, 06/18/50 (g)	575,000	598,000

MSF-242

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Venezuela Government International Bond
7.000%, 03/31/38	950,000	$323,000

		17,222,791

Total Foreign Government (Cost $18,493,544)		17,535,504

Municipals—0.5%
Chicago Transit Authority Transfer Tax Receipts Revenue
6.899%, 12/01/40	655,000	844,354
Puerto Rico Commonwealth Government Employees Retirement System
6.150%, 07/01/38	1,860,000	753,374
6.200%, 07/01/39	825,000	334,150
6.550%, 07/01/58	315,000	127,575
State of California General Obligation Unlimited, Build America Bonds
7.350%, 11/01/39	1,525,000	2,296,528
7.600%, 11/01/40	350,000	551,061
State of Illinois
5.665%, 03/01/18	300,000	328,467
State of Illinois, Build America Bonds
5.100%, 06/01/33	275,000	278,162
University of California CA, Revenue
4.601%, 05/15/31	1,775,000	1,987,663

Total Municipals (Cost $7,406,481)		7,501,334

Purchased Options—0.0%

Currency Options—0.0%
BRL Call/USD Put, Strike Price BRL 2.415, Expires 09/28/15 (Counterparty - JPMorgan Chase Bank N.A.) (BRL) (k)	3,490,000	141
EUR Call/USD Put, Strike Price EUR 1.142, Expires 08/20/15 (Counterparty - Bank of America N.A.) (EUR) (k)	470,000	3,509
HKD Call/USD Put, Strike Price HKD 7.754, Expires 03/01/16 (Counterparty - Goldman Sachs & Co.) (HKD) (k)	11,595,000	3,799
MYR Call/USD Put, Strike Price MYR 3.646, Expires 05/22/15 (Counterparty - Goldman Sachs & Co.) (MYR) (k)	1,920,000	3,460
RUB Call/USD Put, Strike Price RUB 36.970, Expires 09/02/15 (Counterparty - JPMorgan Chase Bank N.A.) (RUB) (k)	50,000,000	96

		11,005

Interest Rate Swaptions—0.0%
Call - OTC - 10 Year Interest Rate Swap, Exercise Rate 2.140%, Expires 04/07/15 (Counterparty - Morgan Stanley & Co.) (k)	400,000	4,149

Interest Rate Swaptions—(Continued)
Put - OTC - 10 Year Interest Rate Swap, Exercise Rate 3.500%, Expires 04/29/15 (Counterparty - JPMorgan Chase Bank N.A.) (k)	7,575,000	1

		4,150

Total Purchased Options (Cost $196,592)		15,155

Short-Term Investments—8.9%

Commercial Paper—0.6%
Canadian Imperial Bank of Commerce 0.070%, 04/02/15 (l)	3,950,000	3,950,000
Sumitomo Mitsui Banking Corp. 0.130%, 04/02/15 (l)	3,950,000	3,950,000

		7,900,000

Mutual Fund—4.5%
State Street Navigator Securities Lending MET Portfolio (m)	61,343,464	61,343,464

Repurchase Agreement—3.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/15 at 0.000% to be repurchased at $40,810,380 on 04/01/15, collateralized by $38,600,000 U.S. Treasury Note at 3.500% due 02/15/18 with a value of $41,629,058	40,810,380	40,810,380

U.S. Treasury—0.8%
U.S. Treasury Bill 0.038%, 04/16/15 (b) (l)	11,000,000	10,999,817

Total Short-Term Investments (Cost $121,053,661)		121,053,661

Total Investments—116.0% (Cost $1,476,320,410) (n)		1,584,527,607
Other assets and liabilities (net)—(16.0)%		(218,994,715)

Net Assets—100.0%		$1,365,532,892

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2015, the market value of securities loaned was $72,803,871 and the collateral received consisted of cash in the amount of $61,343,464 and non-cash collateral with a value of $13,680,622. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.

MSF-243

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

(c)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2015. Maturity date shown for callable securities reflects the earliest possible call date.
(e)	Interest only security.
(f)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of March 31, 2015, the market value of securities pledged was $613,843.
(g)	Principal amount of security is adjusted for inflation.
(h)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(i)	Floating rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are determined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(j)	This loan will settle after March 31, 2015, at which time the interest rate will be determined.
(k)	Illiquid security. As of March 31, 2015, these securities represent 0.0% of net assets.
(l)	The rate shown represents current yield to maturity.
(m)	Represents investment of cash collateral received from securities on loan as of March 31, 2015.
(n)	As of March 31, 2015, the aggregate cost of investments was $1,476,320,410. The aggregate unrealized appreciation and depreciation of investments were $130,498,997 and $(22,291,800), respectively, resulting in net unrealized appreciation of $108,207,197.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2015, the market value of 144A securities was $142,961,287, which is 10.5% of net assets.
(ACES)—	Alternative Credit Enhancement Securities.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(ARM)—	Adjustable-Rate Mortgage
(BRL)—	Brazilian Real
(CDO)—	Collateralized Debt Obligation
(CLO)—	Collateralized Loan Obligation
(CLP)—	Chilean Peso
(CMO)—	Collateralized Mortgage Obligation
(COP)—	Colombian Peso
(CRC)—	Costa Rican Colon
(DOP)—	Dominican Peso
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(IDR)—	Indonesian Rupiah
(LIBOR)—	London InterBank Offered Rate
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(REMIC)—	Real Estate Mortgage Investment Conduit
(RON)—	New Romanian Leu
(RUB)—	Russian Ruble
(UYU)—	Uruguayan Peso
(ZAR)—	South African Rand

TBA Forward Sale Commitments

Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Fannie Mae 15 Yr. Pool	3.500%	TBA	(3,600,000)	$(3,803,062)	$(3,819,375)
Fannie Mae 15 Yr. Pool	4.500%	TBA	(3,500,000)	(3,669,804)	(3,668,939)
Fannie Mae 30 Yr. Pool	5.500%	TBA	(200,000)	(224,313)	(225,344)
Freddie Mac 30 Yr. Gold Pool	4.000%	TBA	(7,600,000)	(8,117,156)	(8,117,750)
Freddie Mac 30 Yr. Gold Pool	4.500%	TBA	(4,700,000)	(5,103,172)	(5,112,352)
Freddie Mac 30 Yr. Gold Pool	5.000%	TBA	(700,000)	(771,422)	(776,234)
Freddie Mac 30 Yr. Gold Pool	5.500%	TBA	(200,000)	(223,344)	(224,406)
Ginnie Mae I 30 Yr. Pool	4.000%	TBA	(1,200,000)	(1,283,375)	(1,287,750)
Ginnie Mae I 30 Yr. Pool	4.500%	TBA	(1,600,000)	(1,754,125)	(1,764,050)
Ginnie Mae II 30 Yr. Pool	3.000%	TBA	(600,000)	(612,141)	(617,801)
Ginnie Mae II 30 Yr. Pool	4.500%	TBA	(4,200,000)	(4,551,313)	(4,563,563)

Totals				$(30,113,227)	$(30,177,564)

MSF-244

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
BRL	1,905,000	Morgan Stanley & Co. International plc	04/02/15	$583,640	$13,249
BRL	1,140,000	UBS AG	04/02/15	357,367	(174)
BRL	1,905,000	UBS AG	04/02/15	593,828	3,061
CNY	20,415,000	Goldman Sachs & Co.	04/02/15	3,310,898	(17,944)
COP	511,600,000	Standard Chartered Bank	06/17/15	194,970	142
EUR	161,000	Morgan Stanley & Co. International plc	04/30/15	175,914	(2,735)
EUR	60,000	State Street Bank and Trust	04/30/15	65,607	(1,068)
EUR	480,000	BNP Paribas S.A.	06/17/15	532,267	(15,612)
EUR	905,000	Bank Of America N.A.	06/17/15	996,875	(22,764)
EUR	2,000	National Australia Bank Ltd.	06/17/15	2,126	26
EUR	2,000	Royal Bank of Scotland plc	06/17/15	2,120	33
IDR	9,985,635,000	HSBC Bank USA	06/17/15	738,856	11,084
INR	35,720,000	Deutsche Bank AG	04/15/15	565,458	4,040
MXN	8,790,000	JPMorgan Chase Bank N.A.	06/17/15	578,480	(4,984)
MXN	8,790,000	JPMorgan Chase Bank N.A.	06/17/15	579,074	(5,578)
MYR	1,060,000	Deutsche Bank AG	06/17/15	286,486	(2,142)
NGN	153,497,000	BNP Paribas S.A.	10/08/15	845,714	(129,091)
RON	2,900,000	BNP Paribas S.A.	06/17/15	688,581	16,927
RSD	49,000,000	Citibank N.A.	09/18/15	493,802	(68,896)

Contracts to Deliver
BRL	1,905,000	Morgan Stanley & Co. International plc	04/02/15	593,828	(3,061)
BRL	3,045,000	UBS AG	04/02/15	1,050,743	96,661
BRL	1,140,000	UBS AG	05/05/15	354,428	172
CAD	1,005,000	Toronto Dominion Bank	06/17/15	796,776	4,091
CLP	165,500,000	Bank Of America N.A.	06/17/15	264,461	1,243
CNY	20,415,000	Goldman Sachs & Co.	04/02/15	3,323,728	30,773
COP	279,150,000	Bank Of America N.A.	06/17/15	105,885	(576)
COP	342,300,000	JPMorgan Chase Bank N.A.	06/17/15	129,512	(1,033)
COP	309,856,000	JPMorgan Chase Bank N.A.	06/17/15	116,149	(2,022)
COP	527,594,000	UBS AG	06/17/15	200,301	(910)
CZK	13,160,000	BNP Paribas S.A.	06/17/15	530,958	16,999
EUR	540,000	Deutsche Bank AG	04/15/15	567,400	(13,335)
EUR	165,000	Deutsche Bank AG	04/30/15	179,153	1,672
EUR	6,134,000	National Australia Bank Ltd.	04/30/15	6,735,341	137,338
EUR	1,060,000	Barclays Bank plc	06/17/15	1,118,268	(22,679)
EUR	239,000	National Australia Bank Ltd.	06/17/15	254,079	(3,173)
EUR	239,000	Royal Bank of Scotland plc	06/17/15	253,323	(3,928)
EUR	360,000	State Street Bank and Trust	06/17/15	391,320	3,829
EUR	205,000	State Street Bank and Trust	06/17/15	218,161	(2,493)
EUR	124,000	UBS AG	06/17/15	134,792	1,323
EUR	415,000	Citibank N.A.	09/18/15	536,782	89,401
EUR	1,005,000	Bank Of America N.A.	03/15/17	1,080,446	(23,859)
GBP	1,037,000	HSBC Bank USA	04/30/15	1,543,186	5,182
GBP	335,000	Bank of America N.A.	06/17/15	515,816	19,135
GBP	123,000	Barclays Bank plc	06/17/15	185,292	2,928
GBP	122,000	Royal Bank of Scotland plc	06/17/15	183,740	2,859
HKD	5,800,000	Goldman Sachs & Co.	03/03/16	747,982	1
IDR	5,071,000,000	UBS AG	06/17/15	377,026	(3,815)
KZT	86,976,000	JPMorgan Chase Bank N.A.	05/18/15	434,880	(9,454)
MXN	7,983,000	Bank Of America N.A.	06/17/15	527,066	6,222
MXN	19,218,000	Morgan Stanley & Co. International plc	06/17/15	1,231,159	(22,703)
MXN	19,218,000	Royal Bank of Canada	06/17/15	1,231,449	(22,413)
NGN	77,000,000	Citibank N.A.	10/08/15	364,066	4,581
RON	2,900,000	Citibank N.A.	06/17/15	688,460	(17,048)

Net Unrealized Appreciation					$49,482

MSF-245

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index Futures	06/19/15	96	USD	9,801,548	$90,292
U.S. Treasury Long Bond Futures	06/19/15	84	USD	13,667,511	97,989
U.S. Treasury Note 2 Year Futures	06/30/15	133	USD	29,134,363	13,418
U.S. Treasury Note 5 Year Futures	06/30/15	612	USD	73,030,787	538,307
U.S. Treasury Ultra Long Bond Futures	06/19/15	186	USD	30,793,161	803,589

Futures Contracts—Short
U.S. Treasury Note 10 Year Futures	06/19/15	(799)	USD	(101,950,473)	(1,045,621)
United Kingdom Long Gilt Bond Futures	06/26/15	(17)	GBP	(2,013,402)	(58,368)

Net Unrealized Appreciation					$439,606

Written Option

Call Option Written	Strike Price	Counterparty	Expiration Date	Number of Contracts	Premiums Received	Market Value	Unrealized Depreciation
Call - OTC - FNMA TBA, 3.500%	$104.484	JPMorgan Chase Bank N.A.	04/07/15	(1,000,000)	$(5,937)	$(6,164)	$(227)

Swap Agreements

OTC Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/ (Received)	Unrealized Depreciation
Receive	CPURNSA	1.463%	03/02/17	Deutsche Bank AG	USD	13,610,000	$(101,674)	$—	$(101,674)
Receive	CPURNSA	1.480%	03/02/17	Deutsche Bank AG	USD	6,335,000	(49,543)	—	(49,543)
Receive	CPURNSA	1.534%	03/03/17	Barclays Bank plc	USD	6,686,000	(57,755)	—	(57,755)

Totals							$(208,972)	$—	$(208,972)

Centrally Cleared Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at March 31, 2015(b)	Notional Amount(c)		Unrealized Depreciation
CDX.NA.HY.23.V3	(5.000%)	12/20/19	3.058%	USD	6,182,820	$(23,939)
ITRAXX.XOVER.22.V1	(5.000%)	12/20/19	2.638%	EUR	6,964,000	(56,703)

Net Unrealized Depreciation						$(80,642)

Centrally Cleared Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2015(b)	Notional Amount(c)		Unrealized Depreciation
CDX.NA.IG.23.V1	1.000%	12/20/19	0.637%	USD	16,671,000	$(27,099)
ITRAXX-EUROPE.22.V1	1.000%	12/20/19	0.504%	EUR	1,750,000	(2,534)

Net Unrealized Depreciation						$(29,633)

MSF-246

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Swap Contracts—(Continued)

OTC Credit Default Swaps on Corporate and Sovereign Issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2015(b)	Notional Amount(c)		Market Value	Upfront Premium Paid	Unrealized Appreciation/ (Depreciation)
Darden Restaurants, Inc. 6.200%, due 10/15/17	(1.000%)	12/20/19	Barclays Bank plc	0.892%	USD	40,000	$(197)	$1,423	$(1,620)
Darden Restaurants, Inc. 6.200%, due 10/15/17	(1.000%)	12/20/19	Barclays Bank plc	0.892%	USD	45,000	(221)	1,707	(1,928)
Darden Restaurants, Inc. 6.200%, due 10/15/17	(1.000%)	12/20/19	Barclays Bank plc	0.892%	USD	90,000	(443)	3,326	(3,769)
Darden Restaurants, Inc. 6.200%, due 10/15/17	(1.000%)	12/20/19	Barclays Bank plc	0.892%	USD	215,000	(1,058)	8,163	(9,221)
Federative Republic of Brazil 12.250%, due 03/06/30	(1.000%)	12/20/19	Goldman Sachs International	2.676%	USD	690,000	50,235	29,980	20,255
Federative Republic of Brazil 12.250%, due 03/06/30	(1.000%)	12/20/19	JPMorgan Chase Bank N.A.	2.676%	USD	341,000	24,826	17,370	7,456
Russian Federation 7.500%, due 03/31/30	(1.000%)	12/20/19	Goldman Sachs International	4.070%	USD	730,000	$92,393	158,655	(66,262)

Totals							$165,535	$220,624	$(55,089)

OTC Credit Default Swaps on Sovereign Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2015(b)	Notional Amount(c)		Market Value	Upfront Premium (Received)	Unrealized Appreciation
Russian Federation 7.500%, due 03/31/30	1.000%	03/20/20	Goldman Sachs International	4.083%	USD	1,600,000	$(212,245)	$(251,603)	$39,358

OTC Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2015(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE.AAA.6-1	(0.180%)	07/25/45	JPMorgan Chase Bank N.A.	N/A	USD	81,768	$2,044	$2,057	$(13)
ABX.HE.AAA.6-1	(0.180%)	07/25/45	JPMorgan Chase Bank N.A.	N/A	USD	25,376	634	—	634
ABX.HE.AAA.6-2	(0.110%)	05/25/46	Bank of America N.A.	N/A	USD	668,160	131,683	141,568	(9,885)
ABX.HE.AAA.6-2	(0.110%)	05/25/46	Barclays Bank plc	N/A	USD	744,393	146,707	149,164	(2,457)
ABX.HE.AAA.6-2	(0.110%)	05/25/46	Credit Suisse International	N/A	USD	874,438	172,337	179,262	(6,925)
ABX.HE.AAA.6-2	(0.110%)	05/25/46	JPMorgan Chase Bank N.A.	N/A	USD	2,313,897	456,030	475,441	(19,411)
ABX.HE.AAA.6-2	(0.110%)	05/25/46	JPMorgan Chase Bank N.A.	N/A	USD	345,291	68,051	73,498	(5,447)
ABX.HE.AAA.6-2	(0.110%)	05/25/46	JPMorgan Chase Bank N.A.	N/A	USD	143,497	28,281	28,722	(441)
ABX.HE.AAA.7-1	(0.090%)	08/25/37	JPMorgan Chase Bank N.A.	N/A	USD	390,573	96,823	99,597	(2,774)
ABX.HE.AAA.7-1	(0.090%)	08/25/37	JPMorgan Chase Bank N.A.	N/A	USD	168,563	41,787	42,984	(1,197)
ABX.HE.AAA.7-1	(0.090%)	08/25/37	JPMorgan Chase Bank N.A.	N/A	USD	115,116	28,537	29,931	(1,394)
ABX.HE.PEN.AAA.6-2	(0.110%)	05/25/46	JPMorgan Chase Bank N.A.	N/A	USD	474,448	64,050	66,498	(2,448)
CDX.EM.22.V1	(1.000%)	12/20/19	BNP Paribas S.A.	3.925%	USD	1,930,000	232,899	235,460	(2,561)
CDX.EM.22.V1	(1.000%)	12/20/19	Deutsche Bank AG	3.925%	USD	2,295,000	276,944	275,400	1,544
CDX.EM.22.V1	(1.000%)	12/20/19	Goldman Sachs International	3.925%	USD	7,972,500	962,065	968,659	(6,594)
CMBX.NA.A.7	(2.000%)	01/17/47	JPMorgan Chase Bank N.A.	N/A	USD	480,000	(3,600)	(10,238)	6,638
CMBX.NA.AA.2	(0.150%)	03/15/49	Credit Suisse International	N/A	USD	1,598,122	517,312	477,737	39,575
CMBX.NA.AA.2	(0.150%)	03/15/49	Credit Suisse International	N/A	USD	56,571	18,312	16,839	1,473
CMBX.NA.AA.7	(1.500%)	01/17/47	Bank of America N.A.	N/A	USD	115,000	(456)	(1,302)	846
CMBX.NA.AA.7	(1.500%)	01/17/47	Credit Suisse International	N/A	USD	320,000	(1,270)	(3,623)	2,353
CMBX.NA.AA.7	(1.500%)	01/17/47	Credit Suisse International	N/A	USD	370,000	(1,469)	(3,280)	1,811
CMBX.NA.AA.7	(1.500%)	01/17/47	Credit Suisse International	N/A	USD	385,000	(1,528)	2,154	(3,682)
CMBX.NA.AA.7	(1.500%)	01/17/47	Credit Suisse International	N/A	USD	385,000	(1,528)	1,853	(3,381)

MSF-247

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Swap Contracts—(Continued)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2015(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CMBX.NA.AA.7	(1.500%)	01/17/47	Credit Suisse International	N/A	USD	400,000	$(1,588)	$1,649	$(3,237)
CMBX.NA.AA.7	(1.500%)	01/17/47	Credit Suisse International	N/A	USD	405,000	(1,607)	(3,797)	2,190
CMBX.NA.AJ.1	(0.840%)	10/12/52	Credit Suisse International	N/A	USD	710,000	12,208	22,422	(10,214)
CMBX.NA.AJ.2	(1.090%)	03/15/49	Credit Suisse International	N/A	USD	1,328,841	110,706	101,344	9,362
CMBX.NA.AJ.2	(1.090%)	03/15/49	Credit Suisse International	N/A	USD	555,336	46,265	41,643	4,622
CMBX.NA.AJ.2	(1.090%)	03/15/49	Deutsche Bank AG	N/A	USD	252,876	21,067	19,286	1,781
CMBX.NA.AJ.3	(1.470%)	12/13/49	Goldman Sachs & Co.	N/A	USD	277,597	52,123	54,143	(2,020)
CMBX.NA.AJ.4	(0.960%)	02/17/51	Bank of America N.A.	N/A	USD	682,296	127,876	121,019	6,857
CMBX.NA.AJ.4	(0.960%)	02/17/51	Credit Suisse International	N/A	USD	747,038	140,010	152,137	(12,127)
CMBX.NA.AJ.4	(0.960%)	02/17/51	Credit Suisse International	N/A	USD	632,493	118,542	126,515	(7,973)
CMBX.NA.AJ.4	(0.960%)	02/17/51	Credit Suisse International	N/A	USD	582,691	109,208	112,169	(2,961)
CMBX.NA.AJ.4	(0.960%)	02/17/51	Credit Suisse International	N/A	USD	463,164	86,806	87,435	(629)
CMBX.NA.AJ.4	(0.960%)	02/17/51	Credit Suisse International	N/A	USD	363,559	68,138	62,269	5,869
CMBX.NA.AJ.4	(0.960%)	02/17/51	Credit Suisse International	N/A	USD	249,013	46,670	44,673	1,997
CMBX.NA.AJ.4	(0.960%)	02/17/51	Credit Suisse International	N/A	USD	234,072	43,870	40,237	3,633
CMBX.NA.AJ.4	(0.960%)	02/17/51	Credit Suisse International	N/A	USD	99,605	18,668	19,301	(633)
CMBX.NA.AJ.4	(0.960%)	02/17/51	Deutsche Bank AG	N/A	USD	348,618	65,338	60,582	4,756
CMBX.NA.AJ.4	(0.960%)	02/17/51	Deutsche Bank AG	N/A	USD	229,092	42,936	40,527	2,409
CMBX.NA.AM.2	(0.500%)	03/15/49	Credit Suisse International	N/A	USD	2,840,000	17,416	41,095	(23,679)
CMBX.NA.AM.4	(0.500%)	02/17/51	Credit Suisse International	N/A	USD	435,000	11,200	23,564	(12,364)
CMBX.NA.AS.6	(1.000%)	05/11/63	Credit Suisse International	N/A	USD	1,080,000	3,281	11,647	(8,366)
CMBX.NA.AS.7	(1.000%)	01/17/47	Credit Suisse International	N/A	USD	535,000	5,336	8,498	(3,162)
CMBX.NA.AS.7	(1.000%)	01/17/47	Credit Suisse International	N/A	USD	485,000	5,153	11,679	(6,526)
CMBX.NA.AS.7	(1.000%)	01/17/47	Credit Suisse International	N/A	USD	140,000	1,396	2,463	(1,067)
CMBX.NA.AS.7	(1.000%)	01/17/47	Credit Suisse International	N/A	USD	50,000	499	456	43

Totals							$4,386,162	$4,451,337	$(65,175)

OTC Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2015 (b)	Notional Amount (c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CMBX.NA.A.2	0.250%	03/15/49	Bank of America N.A.	N/A	USD	275,074	$(174,844)	$(160,782)	$(14,062)
CMBX.NA.A.8	2.000%	10/17/57	Bank of America N.A.	N/A	USD	355,000	(4,349)	(4,035)	(314)
CMBX.NA.AAA.6	0.500%	05/11/63	Bank of America N.A.	N/A	USD	770,000	(11,345)	(20,438)	9,093
CMBX.NA.AAA.6	0.500%	05/11/63	Credit Suisse International	N/A	USD	565,000	(8,324)	(12,828)	4,504
CMBX.NA.AAA.6	0.500%	05/11/63	Credit Suisse International	N/A	USD	1,135,000	(16,722)	(22,567)	5,845
CMBX.NA.AAA.6	0.500%	05/11/63	Credit Suisse International	N/A	USD	6,970,000	(102,691)	(146,772)	44,081
CMBX.NA.AAA.6	0.500%	05/11/63	Deutsche Bank AG	N/A	USD	750,000	(11,050)	(11,532)	482
CMBX.NA.AAA.6	0.500%	05/11/63	Deutsche Bank AG	N/A	USD	1,115,000	(16,428)	(24,026)	7,598
CMBX.NA.AAA.6	0.500%	05/11/63	JPMorgan Chase Bank N.A.	N/A	USD	360,000	(5,304)	(9,407)	4,103
CMBX.NA.AAA.6	0.500%	05/11/63	Morgan Stanley & Co. International plc	N/A	USD	745,000	(10,976)	(16,860)	5,884
CMBX.NA.AAA.7	0.500%	01/17/47	Bank of America N.A.	N/A	USD	755,000	(18,586)	(18,821)	235
CMBX.NA.AAA.7	0.500%	01/17/47	Credit Suisse International	N/A	USD	300,000	(7,385)	(7,836)	451
CMBX.NA.AAA.7	0.500%	01/17/47	Credit Suisse International	N/A	USD	450,000	(11,078)	(12,888)	1,810
CMBX.NA.AAA.8	0.500%	10/17/57	Barclays Bank plc	N/A	USD	235,000	(8,388)	(11,003)	2,615
CMBX.NA.AAA.8	0.500%	10/17/57	Credit Suisse International	N/A	USD	1,150,000	(41,049)	(52,897)	11,848

MSF-248

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Swap Contracts—(Continued)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2015 (b)	Notional Amount (c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CMBX.NA.AAA.8	0.500%	10/17/57	Morgan Stanley & Co. International plc	N/A	USD	105,000	$(3,748)	$(4,905)	$1,157
CMBX.NA.AAA.8	0.500%	10/17/57	Morgan Stanley & Co. International plc	N/A	USD	360,000	(12,850)	(16,765)	3,915
CMBX.NA.BB.6	5.000%	05/11/63	Bank of America N.A.	N/A	USD	340,000	5,042	(1,302)	6,344
CMBX.NA.BB.6	5.000%	05/11/63	Bank of America N.A.	N/A	USD	70,000	1,038	(310)	1,348
CMBX.NA.BB.6	5.000%	05/11/63	Credit Suisse International	N/A	USD	1,342,000	19,902	(13,934)	33,836
CMBX.NA.BB.6	5.000%	05/11/63	Credit Suisse International	N/A	USD	900,000	13,347	21,976	(8,629)
CMBX.NA.BB.6	5.000%	05/11/63	Credit Suisse International	N/A	USD	815,000	12,086	13,988	(1,902)
CMBX.NA.BB.6	5.000%	05/11/63	Credit Suisse International	N/A	USD	450,000	6,674	(3,100)	9,774
CMBX.NA.BB.7	5.000%	01/17/47	Bank of America N.A.	N/A	USD	210,000	(1,371)	1,875	(3,246)
CMBX.NA.BB.7	5.000%	01/17/47	Credit Suisse International	N/A	USD	1,465,000	(9,562)	(53,594)	44,032
CMBX.NA.BB.8	5.000%	10/17/57	Bank of America N.A.	N/A	USD	335,000	(18,073)	(24,355)	6,282
CMBX.NA.BB.8	5.000%	10/17/57	Credit Suisse International	N/A	USD	115,000	(6,204)	(7,326)	1,122
CMBX.NA.BB.8	5.000%	10/17/57	Credit Suisse International	N/A	USD	115,000	(6,204)	(8,428)	2,224
CMBX.NA.BBB-.7	3.000%	01/17/47	Credit Suisse International	N/A	USD	370,000	(3,020)	(6,491)	3,471
CMBX.NA.BBB-.8	3.000%	10/17/57	Credit Suisse International	N/A	USD	390,000	(16,756)	(21,016)	4,260
PRIMEX.ARM.2	4.580%	12/25/37	JPMorgan Chase Bank N.A.	N/A	USD	917,612	28,293	27,555	738

Totals							$(439,925)	$(628,824)	$188,899

Securities	in the amount of $939,896 have been received at the custodian bank as collateral for swap contracts.

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CLP)—	Chilean Peso
(CNY)—	Chinese Yuan
(COP)—	Colombian Peso
(CZK)—	Czech Koruna
(EUR)—	Euro

MSF-249

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(IDR)—	Indonesian Rupiah
(INR)—	Indian Rupee
(KZT)—	Kazakhstani Tenge
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(NGN)—	Nigerian Naira
(RON)—	New Romanian Leu
(RSD)—	Serbian Dinar
(USD)—	United States Dollar
(ABX.HE)—	Asset-Backed Home Equity Index
(CMBX)—	Commercial Mortgage-Backed Index
(CMBX.NA.A)—	Markit North America A Rated CMBS Index
(CMBX.NA.AA)—	Markit North America AA Rated CMBS Index
(CMBX.NA.AAA)—	Markit North America AAA Rated CMBS Index
(CMBX.NA.AJ)—	Markit North America Junior AAA Rated CMBS Index
(CMBX.NA.AM)—	Markit North America Mezzanine AAA Rated CMBS Index
(CMBX.NA.AS)—	Markit North America Junior AAA Rated CMBS Index
(CMBX.NA.BB)—	Markit North America BB Rated CMBS Index
(CMBX.NA.BBB-)—	Markit North America BBB- Rated CMBS Index
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(CPURNSA)—	U.S. Consumer Price All Urban Non-Seasonally Adjusted
(FNMA)—	Federal National Mortgage Association
(ITRAXX.XOVER)—	Markit iTraxx Europe Crossover Index
(ITRAXX.EUROPE)—	Markit iTraxx Europe Index
(PRIMEX.ARM)—	Markit PRIMEX Adjustable Rate Mortgage Index

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2015:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$778,416,065	$—	$—	$778,416,065
Total U.S. Treasury & Government Agencies*	—	254,937,528	—	254,937,528
Total Corporate Bonds & Notes*	—	189,904,903	—	189,904,903
Total Asset-Backed Securities*	—	98,348,443	—	98,348,443
Total Mortgage-Backed Securities*	—	87,855,166	—	87,855,166
Total Floating Rate Loans*	—	28,959,848	—	28,959,848
Total Foreign Government*	—	17,535,504	—	17,535,504
Total Municipals	—	7,501,334	—	7,501,334
Total Purchased Options*	—	15,155	—	15,155

MSF-250

Metropolitan Series Fund

WMC Balanced Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Short-Term Investments
Commercial Paper	$—	$7,900,000	$—	$7,900,000
Mutual Fund	61,343,464	—	—	61,343,464
Repurchase Agreement	—	40,810,380	—	40,810,380
U.S. Treasury	—	10,999,817	—	10,999,817
Total Short-Term Investments	61,343,464	59,710,197	—	121,053,661
Total Investments	$839,759,529	$744,768,078	$—	$1,584,527,607

Collateral for securities loaned (Liability)	$—	$(61,343,464)	$—	$(61,343,464)
TBA Forward Sales Commitments	$—	$(30,177,564)	$—	$(30,177,564)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$472,972	$—	$472,972
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(423,490)	—	(423,490)
Total Forward Contracts	$—	$49,482	$—	$49,482
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$1,543,595	$—	$—	$1,543,595
Futures Contracts (Unrealized Depreciation)	(1,103,989)	—	—	(1,103,989)
Total Futures Contracts	$439,606	$—	$—	$439,606
Written Options
Call Option Written at Value	—	(6,164)	—	(6,164)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Depreciation)	$—	$(110,275)	$—	$(110,275)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$4,653,044	$—	$4,653,044
OTC Swap Contracts at Value (Liabilities)	—	(962,489)	—	(962,489)
Total OTC Swap Contracts	$—	$3,690,555	$—	$3,690,555

*	See Schedule of Investments for additional detailed categorizations.

MSF-251

Metropolitan Series Fund

WMC Core Equity Opportunities Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Common Stocks—98.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—10.8%
General Dynamics Corp.	359,290	$48,766,432
Honeywell International, Inc.	966,852	100,852,332
Lockheed Martin Corp.	488,156	99,076,142
Northrop Grumman Corp.	425,888	68,550,932
United Technologies Corp.	888,171	104,093,641

		421,339,479

Air Freight & Logistics—2.9%
United Parcel Service, Inc. - Class B	1,170,822	113,499,485

Banks—3.5%
PNC Financial Services Group, Inc. (The)	828,114	77,213,349
Wells Fargo & Co.	1,096,101	59,627,895

		136,841,244

Beverages—6.2%
Anheuser-Busch InBev NV	594,482	72,720,339
Coca-Cola Co. (The)	2,536,545	102,856,900
Diageo plc	2,403,843	66,281,649

		241,858,888

Biotechnology—1.7%
Amgen, Inc.	412,841	65,992,634

Capital Markets—1.7%
BlackRock, Inc.	183,167	67,009,815

Chemicals—4.3%
Ecolab, Inc.	604,064	69,092,840
Praxair, Inc.	814,931	98,394,769

		167,487,609

Energy Equipment & Services—1.8%
Schlumberger, Ltd.	838,606	69,973,285

Food & Staples Retailing—6.7%
Costco Wholesale Corp.	323,806	49,054,990
CVS Health Corp.	661,875	68,312,119
Wal-Mart Stores, Inc.	1,068,922	87,918,834
Walgreens Boots Alliance, Inc.	673,465	57,029,016

		262,314,959

Health Care Equipment & Supplies—2.3%
Medtronic plc	1,140,113	88,917,413

Health Care Providers & Services—5.3%
Cardinal Health, Inc.	1,088,003	98,214,031
UnitedHealth Group, Inc.	909,332	107,564,882

		205,778,913

Hotels, Restaurants & Leisure—2.3%
McDonald’s Corp.	910,832	88,751,470

Household Products—3.8%
Colgate-Palmolive Co.	1,011,586	70,143,373

Household Products—(Continued)
Procter & Gamble Co. (The)	935,827	76,681,665

		146,825,038

Insurance—6.8%
ACE, Ltd.	971,788	108,344,644
Chubb Corp. (The) (a)	678,651	68,611,616
Marsh & McLennan Cos., Inc.	1,540,191	86,389,313

		263,345,573

IT Services—4.8%
Accenture plc - Class A (a)	1,021,380	95,693,092
Automatic Data Processing, Inc.	1,086,259	93,027,221

		188,720,313

Media—1.5%
Walt Disney Co. (The)	548,063	57,486,328

Multi-Utilities—1.0%
Dominion Resources, Inc.	548,342	38,860,998

Oil, Gas & Consumable Fuels—7.5%
BG Group plc	4,455,306	54,731,800
Chevron Corp.	889,423	93,371,627
Enbridge, Inc.	1,097,140	53,211,290
Exxon Mobil Corp.	1,091,749	92,798,665

		294,113,382

Pharmaceuticals—8.2%
Johnson & Johnson	954,567	96,029,440
Merck & Co., Inc.	1,702,813	97,877,691
Pfizer, Inc.	1,415,006	49,228,059
Roche Holding AG	280,336	77,300,605

		320,435,795

Real Estate Investment Trusts—1.3%
Public Storage	259,205	51,099,674

Road & Rail—2.0%
Canadian National Railway Co.	1,174,710	78,669,537

Software—4.4%
Microsoft Corp.	2,304,269	93,680,056
Oracle Corp.	1,800,523	77,692,568

		171,372,624

Specialty Retail—4.8%
Lowe’s Cos., Inc.	1,045,030	77,739,782
TJX Cos., Inc. (The)	1,558,506	109,173,345

		186,913,127

Textiles, Apparel & Luxury Goods—2.4%
NIKE, Inc. - Class B	951,824	95,496,502

Total Common Stocks (Cost $3,354,021,047)		3,823,104,085

MSF-252

Metropolitan Series Fund

WMC Core Equity Opportunities Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Escrow Shares—0.0%

Security Description	Shares/ Principal Amount*	Value

Forest Products & Paper—0.0%
Sino-Forest Corp. (b) (Cost $0)	5,844,000	$0

Short-Term Investments—1.9%

Mutual Fund—0.0%
State Street Navigator Securities Lending MET Portfolio (c)	588,554	588,554

Repurchase Agreement—1.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/15 at 0.000% to be repurchased at $72,897,154 on 04/01/15, collateralized by $65,660,000 Federal Home Loan Bank at 0.125% due 09/02/15 with a value of $74,359,950.	$72,897,154	72,897,154

Total Short-Term Investments (Cost $73,485,708)		73,485,708

Total Investments—99.9% (Cost $3,427,506,755) (d)		3,896,589,793
Other assets and liabilities (net)—0.1%		3,932,403

Net Assets—100.0%		$3,900,522,196

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2015, the market value of securities loaned was $69,183,031 and the collateral received consisted of cash in the amount of $588,554 and non-cash collateral with a value of $70,579,704. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2015, these securities represent less than 0.05% of net assets.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2015.
(d)	As of March 31, 2015, the aggregate cost of investments was $3,427,506,755. The aggregate unrealized appreciation and depreciation of investments were $531,819,024 and $(62,735,986), respectively, resulting in net unrealized appreciation of $469,083,038.

MSF-253

Metropolitan Series Fund

WMC Core Equity Opportunities Portfolio

Schedule of Investments as of March 31, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2015:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$421,339,479	$—	$—	$421,339,479
Air Freight & Logistics	113,499,485	—	—	113,499,485
Banks	136,841,244	—	—	136,841,244
Beverages	102,856,900	139,001,988	—	241,858,888
Biotechnology	65,992,634	—	—	65,992,634
Capital Markets	67,009,815	—	—	67,009,815
Chemicals	167,487,609	—	—	167,487,609
Energy Equipment & Services	69,973,285	—	—	69,973,285
Food & Staples Retailing	262,314,959	—	—	262,314,959
Health Care Equipment & Supplies	88,917,413	—	—	88,917,413
Health Care Providers & Services	205,778,913	—	—	205,778,913
Hotels, Restaurants & Leisure	88,751,470	—	—	88,751,470
Household Products	146,825,038	—	—	146,825,038
Insurance	263,345,573	—	—	263,345,573
IT Services	188,720,313	—	—	188,720,313
Media	57,486,328	—	—	57,486,328
Multi-Utilities	38,860,998	—	—	38,860,998
Oil, Gas & Consumable Fuels	239,381,582	54,731,800	—	294,113,382
Pharmaceuticals	243,135,190	77,300,605	—	320,435,795
Real Estate Investment Trusts	51,099,674	—	—	51,099,674
Road & Rail	78,669,537	—	—	78,669,537
Software	171,372,624	—	—	171,372,624
Specialty Retail	186,913,127	—	—	186,913,127
Textiles, Apparel & Luxury Goods	95,496,502	—	—	95,496,502
Total Common Stocks	3,552,069,692	271,034,393	—	3,823,104,085
Total Escrow Shares*	—	—	0	0
Short-Term Investments
Mutual Fund	588,554	—	—	588,554
Repurchase Agreement	—	72,897,154	—	72,897,154
Total Short-Term Investments	588,554	72,897,154	—	73,485,708
Total Investments	$3,552,658,246	$343,931,547	$0	$3,896,589,793

Collateral for securities loaned (Liability)	$—	$(588,554)	$—	$(588,554)

*	See Schedule of Investments for additional detailed categorizations.

As of March 31, 2015, the security designated as Level 3 was fair valued using significant unobservable inputs under procedures adopted by the Board. Such valuations were based on a review of inputs such as, but not limited to, similar securities, company specific financial information, and company specific news. For this security there was no change in the valuation techniques used since the December 31, 2014 annual report. The Level 3 security comprised 0.0% of net assets of the Portfolio. As such, the Level 3 roll forward and change in unrealized appreciation (depreciation) of the Level 3 security held at March 31, 2015 have not been presented.

MSF-254

Metropolitan Series Fund

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements:

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. treasury and U.S. government agencies; sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, LLC (the “Adviser”), an affiliate of MetLife, Inc., pursuant to authorization of and subject to general oversight by the Board of Trustees (the “Board” or “Trustees”) of the Metropolitan Series Fund (the “Trust”). Such quotations utilize matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker dealer quotes and quoted prices for similar securities. Floating rate loans are valued at the average of aggregate bid and ask quotations supplied by brokers or dealers in the loans, as obtained from an independent pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser pursuant to authorization of and subject to general oversight by the Board. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche and current market data, and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Short term obligations with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair market value, and are generally categorized as Level 2 within the fair value hierarchy.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange, are generally valued at their last sale price on the exchange or market in which they are principally traded on the valuation date, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter are generally valued at the last reported sale price. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the close of the U.S. market to account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time of the Portfolio valuation. Foreign equity securities using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Forward foreign currency exchange contracts are valued through an independent pricing service based on the mean between closing bid and ask prices of the forward currency rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on the valuation date or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges, are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options including swaptions, and futures contracts that are traded over-the-counter (“OTC”) are generally valued on the basis of quotations provided by broker-dealers or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Swap contracts (other than centrally cleared swaps) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing significant observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or an independent pricing service when the exchange price is available. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are

MSF-255

Metropolitan Series Fund

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements—(Continued)

categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of a security by the Valuation Committee (“Committee”) of the Adviser. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in each Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“custodian”), the responsibility for calculating the net asset values (“NAVs”) of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the custodian. The Committee also periodically reviews pricing vendors, including the vendor providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of a Portfolio, the custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities or a combination of these and other methods. The Committee maintains a detailed report tracking each fair-valued security that compares the fair value price to the next available trade, vendor or broker price, and provides information on how close the fair value price was to the next quoted price. The Committee reviews a summary of such report monthly. On a quarterly basis, the Board is provided with the following for consideration and ratification or adjustment: (1) a memorandum summarizing the actions taken by the Committee in the prior quarter; and (2) a list of the Portfolios’ securities as of the most recent quarter-end for which market quotations were not readily available.

For information regarding a Portfolio’s other significant accounting policies, please refer to the Portfolio’s most recent Semiannual or Annual Report.

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Item 2.	Controls and Procedures.

(a) The Principal Executive Officer and Principal Financial Officer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There has been no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

See attached Exhibits 3(a) and 3(b) as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

METROPOLITAN SERIES FUND

By:	/s/ Elizabeth M. Forget
Elizabeth M. Forget
President, Chief Executive Officer and Chairman of the Boards

Date: May 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Elizabeth M. Forget
Elizabeth M. Forget
President, Chief Executive Officer and Chairman of the Boards

Date: May 21, 2015

By:	/s/ Peter H. Duffy
Peter H. Duffy
Chief Financial Officer and Treasurer

Date: May 21, 2015